   As filed with the Securities and Exchange Commission on October 31, 2000.


                                                     Registration Nos. 33-36528;
                                                                        811-6161


                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  / X /
                                                                          ---
    Pre-Effective Amendment No. ___                                      /   /
                                                                          ---
    Post-Effective Amendment No. 53                                      / X /
                                                                          ---

REGISTRATION STATEMENT UNDER THE INVESTMENT
        COMPANY ACT OF 1940                                              / X /
                                                                          ---

    Amendment No.  57                                                    / X /
                                                                          ---

                       PIMCO FUNDS: MULTI-MANAGER SERIES
              (Exact Name of Registrant as Specified in Charter)

               840 Newport Center Drive, Newport Beach, CA 92660
              (Address of principal executive offices) (Zip code)

                                (800) 427-4648
             (Registrant's telephone number, including area code)

Name and address
of agent for service:        Copies to:
---------------------        ----------
Stephen J. Treadway          Newton B. Schott, Jr.,    Joseph B. Kittredge, Esq.
c/o PIMCO Funds              Esq.                      Ropes & Gray
Distributors LLC             c/o PIMCO Funds           One International Place
2187 Atlantic Street         Distributors LLC          Boston, Massachusetts
Stamford, Connecticut        2187 Atlantic Street      02110
 06902                       Stamford, Connecticut
                             06902


It is proposed that this filing will become effective (check appropriate box):

/   /  Immediately upon filing pursuant to paragraph (b)
 ---

/ X /  On November 1, 2000 pursuant to paragraph (b)
 ---

/   /  60 days after filing pursuant to paragraph (a)(1)
 ---

/   /  On [date] pursuant to paragraph (a)(1)
 ---

/   /  75 days after filing pursuant to paragraph (a)(2)
 ---

/   /  On [date] pursuant to paragraph (a)(2) of rule 485
 ---

If appropriate, check the following box:

/   /  This post-effective amendment designates a new effective date for a
 ---   previously filed post-effective amendment.


With respect to PIMCO Select Value Fund ONLY, a series of the Trust currently registered under the Investment Company Act (but whose shares are not registered under the Securities Act), this Post-Effective Amendment amends the Trust's Registration Statement under the Investment Company Act ONLY. Shares of the PIMCO Select Value Fund are not intended to be registered under the Securities Act hereby. With respect to all of the other series of the Trust's shares, this Post-Effective Amendment amends the Trust's Registration Statement under both the Investment Company Act and the Securities Act.

PIMCO Funds Prospectus


MULTI-MANAGER
SERIES

November 1, 2000

Shares Classes

Ins  Institutional

Adm  Administrative

--------------------------------------------------------------------------------
PIMCO EQUITY ADVISORS
Equity Income Fund                             Growth & Income Fund
Value Fund                                     Opportunity Fund
Renaissance Fund                               Innovation Fund
Growth Fund                                    Global Innovation Fund
Select Growth Fund
Target Fund

--------------------------------------------------------------------------------
PIMCO/ALLIANZ INTERNATIONAL ADVISORS
Select International Fund

--------------------------------------------------------------------------------
CADENCE CAPITAL MANAGEMENT
Mega-Cap Fund                                  Mid-Cap Fund
Capital Appreciation Fund                      Micro-Cap Fund

--------------------------------------------------------------------------------
NFJ INVESTMENT GROUP
Small-Cap Value Fund

--------------------------------------------------------------------------------
PARAMETRIC PORTFOLIO ASSOCIATES
Enhanced Equity Fund                           Tax-Efficient Structured Emerging
Tax-Efficient Equity Fund                       Markets Fund
Structured Emerging Markets Fund

--------------------------------------------------------------------------------
BLAIRLOGIE CAPITAL MANAGEMENT
International Fund



This cover is not part of the Prospectus                        P  I  M  C  O
                                                                    F U N D S

            PIMCO Funds Prospectus

PIMCO
Funds:      This Prospectus describes 21 mutual funds offered by PIMCO Funds:
Multi-      Multi-Manager Series. The Funds provide access to the professional
Manager     investment advisory services offered by PIMCO Advisors L.P. and
Series      its investment management affiliates. As of September 30, 2000,
            PIMCO Advisors and its affiliates managed approximately
            $272 billion in assets. PIMCO Advisors' institutional heritage is reflected in the PIMCO Funds offered in this Prospectus.

November
1, 2000


            This Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

Share
Classes
Institutional
and
Administrative
            The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

1  PIMCO Funds: Multi-Manager Series

            Table of Contents

         Summary Information..............................................   3
         Fund Summaries
           Equity Income Fund.............................................   5
           Value Fund.....................................................   7
           Renaissance Fund...............................................   9
           Growth & Income Fund...........................................  11
           Growth Fund....................................................  13
           Select Growth Fund.............................................  15
           Target Fund....................................................  17
           Opportunity Fund...............................................  19
           Innovation Fund................................................  21
           Global Innovation Fund.........................................  23
           Select International Fund......................................  25
           Mega-Cap Fund..................................................  27
           Capital Appreciation Fund......................................  29
           Mid-Cap Fund...................................................  31
           Micro-Cap Fund.................................................  33
           Small-Cap Value Fund...........................................  35
           Enhanced Equity Fund...........................................  37
           Tax-Efficient Equity Fund......................................  39
           Structured Emerging Markets Fund...............................  41
           Tax-Efficient Structured Emerging Markets Fund.................  44
           International Fund.............................................  47
         Summary of Principal Risks.......................................  49
         Management of the Funds..........................................  53
         Investment Options -- Institutional Class and Administrative
          Class Shares ...................................................  59
         Purchases, Redemptions and Exchanges.............................  60
         How Fund Shares Are Priced.......................................  65
         Fund Distributions...............................................  66
         Tax Consequences.................................................  67
         Characteristics and Risks of Securities and Investment
          Techniques......................................................  68
         Financial Highlights.............................................  79

                                                                   Prospectus  2

            Summary Information

 The table below lists the investment objectives and certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5.

                                                                                                         Approximate
                                                                                                         Number of
  Sub-Adviser    Fund                    Investment Objective     Main Investments                       Holdings
 -------------------------------------------------------------------------------------------------------------------
  PIMCO Equity     Equity Income         Current income as a      Income producing common stocks of         40-50
  Advisors                               primary objective; long- companies with market capitalizations
                                         term growth of capital   of more than $2 billion
                                         is a secondary objective
             -------------------------------------------------------------------------------------------------------
                   Value                 Long-term growth of      Common stocks of companies with market     40
                                         capital and income       capitalizations of more than $5
                                                                  billion and below-average valuations
                                                                  whose business fundamentals are
                                                                  expected to improve
             -------------------------------------------------------------------------------------------------------
                   Renaissance           Long-term growth of      Common stocks of companies with below-    50-80
                                         capital and income       average valuations whose business
                                                                  fundamentals are expected to improve
             -------------------------------------------------------------------------------------------------------
                   Growth & Income       Long-term growth of      Common stocks of companies with market    40-60
                                         capital; current income  capitalizations of at least $1 billion is a secondary objective
             -------------------------------------------------------------------------------------------------------
                   Growth                Long-term growth of      Common stocks of companies with market    35-40
                                         capital; income is an    capitalizations of at least $5 billion
                                         incidental consideration
             -------------------------------------------------------------------------------------------------------
                   Select Growth         Long-term growth of      Common stocks of companies with market    15-25
                                         capital; income is an    capitalizations of at least $10
                                         incidental consideration billion
             -------------------------------------------------------------------------------------------------------
                   Target                Capital appreciation; no Common stocks of companies with market    40-60
                                         consideration is given   capitalizations of between $1 billion
                                         to income                and $10 billion
             -------------------------------------------------------------------------------------------------------
                   Opportunity           Capital appreciation; no Common stocks of companies with market   60-100
                                         consideration is given   capitalizations of between $100
                                         to income                million and $2 billion
             -------------------------------------------------------------------------------------------------------
                   Innovation            Capital appreciation; no Common stocks of technology-related        40
                                         consideration is given   companies with market capitalizations
                                         to income                of more than $200 million
             -------------------------------------------------------------------------------------------------------
                   Global Innovation     Capital appreciation; no Common stocks of U.S. and non-U.S.        30-60
                                         consideration is given   technology-related companies with
                                         to income                market capitalizations of more than
                                                                  $200 million
 -------------------------------------------------------------------------------------------------------------------
  PIMCO/Allianz    PIMCO Allianz         Capital appreciation     Common stocks of companies located        30-60
  International    Select International                           outside of the United States with
  Advisors LLC                                                    market capitalizations of more than $1
                                                                  billion
             -------------------------------------------------------------------------------------------------------

3  PIMCO Funds: Multi-Manager Series

                                                                                                       Approximate
                                                                                                       Number of
  Sub-Adviser           Fund           Investment Objective     Main Investments                       Holdings
 -----------------------------------------------------------------------------------------------------------------
  Cadence Capital       Mega-Cap       Long-term growth of      Common stocks of companies with very      40-60
  Management                           capital                  large market capitalizations that have
                                                                improving fundamentals and whose stock
                                                                is reasonably valued by the market
             -----------------------------------------------------------------------------------------------------
                        Capital        Growth of capital        Common stocks of companies with market   60-100
                        Appreciation                            capitalizations of at least $1 billion
                                                                that have improving fundamentals and
                                                                whose stock is reasonably valued by
                                                                the market
             -----------------------------------------------------------------------------------------------------
                        Mid-Cap        Growth of capital        Common stocks of companies with market   60-100
                                                                capitalizations of more than $500
                                                                million (excluding the largest 200
                                                                companies) that have improving
                                                                fundamentals and whose stock is
                                                                reasonably valued by the market
             -----------------------------------------------------------------------------------------------------
                        Micro-Cap      Long-term growth of      Common stocks of companies with market   60-100
                                       capital                  capitalizations of less than $250
                                                                million that have improving
                                                                fundamentals and whose stock is
                                                                reasonably valued by the market

 -----------------------------------------------------------------------------------------------------------------
  NFJ Investment Group  Small-Cap      Long-term growth of      Common stocks of companies with market     100
                        Value          capital and income       capitalizations of between $100
                                                                million and $1.5 billion and below-
                                                                average price-to-earnings ratios
                                                                relative to the market and their
                                                                industry groups

 -----------------------------------------------------------------------------------------------------------------
  Parametric Portfolio  Enhanced       A total return which     Common stocks represented in the S&P     100-200
  Associates            Equity         equals or exceeds the    500 Index with market capitalizations
                                       total return performance of more than $5 billion
                                       of an index (currently
                                       the S&P 500 Index) that
                                       represents the
                                       performance of a
                                       reasonably broad
                                       spectrum of common
                                       stocks that are publicly
                                       traded in the U.S.
             -----------------------------------------------------------------------------------------------------
                        Tax-Efficient  Maximum after-tax growth A broadly diversified portfolio of at     More
                        Equity         of capital               least 200 common stocks of companies      than
                                                                represented in the S&P 500 Index with      200
                                                                market capitalizations of more than $5
                                                                billion
             -----------------------------------------------------------------------------------------------------
                        Structured     Long-term growth of      Common stocks of companies located in,    More
                        Emerging       capital                  or whose principal business operations    than
                        Markets                                 are based in, emerging markets             300
             -----------------------------------------------------------------------------------------------------
                        Tax-Efficient  Long-term growth of      Common stocks of companies located in,    More
                        Structured     capital; the Fund also   or whose principal business operations    than
                        Emerging       seeks to achieve         are based in, emerging markets             300
                        Markets        superior after-tax
                                       returns for its
                                       shareholders by using a
                                       variety of tax-efficient
                                       management strategies

 -----------------------------------------------------------------------------------------------------------------
  Blairlogie Capital    International  Capital appreciation     Common stocks of foreign (non-U.S.)      200-250
  Management                           through investment in an issuers (developed and emerging
                                       international portfolio; markets) with market capitalizations income is an incidental  of more than $500 million
                                       consideration
 -----------------------------------------------------------------------------------------------------------------

Fund
Descriptions,
Performance
and Fees
            The Funds provide a broad range of investment choices. The following Fund Summaries identify each Fund's investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries.

             It is possible to lose money on investments in the Funds. The fact that a Fund had good performance in the past (for example, during the year ended 1999) is no assurance that the value of the Fund's investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                   Prospectus  4

            PIMCO Equity Income Fund
                                                         Ticker Symbols:
                                                         PEIIX  (Inst. Class)
                                                         PINAX  (Admin. Class)
-------------------------------------------------------------------------------

Principal     Investment           Fund Focus             Approximate
Investments   Objective            Income producing       Capitalization
and           Seeks current        common stocks with     Range
Strategies    income as a          potential for          More than $2
              primary              capital                billion
              objective;           appreciation
              long-term                                   Dividend Frequency
              growth of            Approximate Number     Quarterly
              capital is a         of Holdings
              secondary            40-50
              objective


            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in income-producing (e.g., dividend-paying) common stocks of companies with market capitalizations of more than $2 billion at the time of investment. The Fund may also invest to a limited degree in convertible securities and preferred stocks.

             The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. From this group of stocks, the Fund buys approximately 25 stocks with the highest dividend yields. The portfolio managers then screen the most undervalued companies in each industry by dividend yield to identify the highest yielding stocks in each industry. From this group, the Fund buys approximately 25 additional stocks with the lowest P/E ratios.

             In selecting stocks, the portfolio managers consider quantitative factors such as price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The portfolio managers may replace a stock when a stock within the same industry group has a considerably higher dividend yield or lower valuation than the Fund's current holding.

             The Fund may invest up to 15% of its assets in foreign
            securities, except that it may invest without limit in American Depository Receipts (ADRs). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

-------------------------------------------------------------------------------
Principal
Risks

            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

           . Market Risk            .Foreign Investment Risk .Credit Risk
           . Issuer Risk            .Currency Risk           .Management Risk
           . Value Securities Risk  .Interest Rate Risk

             Please see "Summary of Principal Risks" following the Fund
            Summaries for a description of these and other risks of investing in the Fund.

-------------------------------------------------------------------------------
Performance
Information The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares. For periods prior to the inception of Administrative Class shares (11/30/94), performance information shown in the Average Annual Total Returns table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. Prior to May 8, 2000, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

5  PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                                                            --------------------
                                                            1/1/00 -
                                                             9/30/00       7.28%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (2nd Qtr.
                                                            '99)          16.06%
                                                            --------------------
                                                            Lowest (3rd Qtr.
                                                            '98)         -10.93%

                             [CHART APPEARS HERE]

                                1992     14.75%
                                1993      8.47%
                                1994     -1.61%
                                1995     33.47%
                                1996     21.48%
                                1997     31.38%
                                1998      8.37%
                                1999     -1.92%

                       Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                 Fund Inception
                                                  1 Year 5 Years (3/8/91)(/3/)
            -------------------------------------------------------------------
         Institutional Class                      -1.92% 17.75%  14.25%
            -------------------------------------------------------------------
         Administrative Class                     -2.22% 17.47%  13.96%
            -------------------------------------------------------------------
         S&P 500 Index(/1/)                       21.04% 28.56%  19.75%
            -------------------------------------------------------------------
         Lipper Equity Income Funds Average(/2/)   3.62% 17.60%  14.24%
            -------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Equity Income Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that seek relatively high current income and growth of income through investing 65% or more of their portfolios in dividend-paying equities. It does not take into account sales charges.
            (3) The Fund began operations on 3/8/91. Index comparisons begin on 2/28/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
            ------------------------------------------------------------------
         Institutional   0.45%    None           0.27%         0.72%
            ------------------------------------------------------------------
         Administrative  0.45     0.25%          0.27          0.97
            ------------------------------------------------------------------
            (1)  Other Expenses reflects a 0.25% Administrative Fee paid by the class and 0.02% in other expenses attributable to that class during the most recent fiscal year.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
            ------------------------------------------------------------------
         Institutional   $74      $230           $401          $  894
            ------------------------------------------------------------------
         Administrative   99       309            536           1,190
            ------------------------------------------------------------------

                                                                   Prospectus  6

            PIMCO Value Fund
                                                         Ticker Symbols:
                                                         PDLIX (Inst. Class)
                                                                  PVLAX
                                                                  (Admin.
                                                                  Class)
--------------------------------------------------------------------------------
Principal     Investment Objective Fund Focus             Approximate
Investments   Seeks long-term      Undervalued            Capitalization Range
and           growth of capital    larger                 More than $5 billion
Strategies    and income           capitalization
                                   stocks with
                                   improving
                                   business
                                   fundamentals

                                   Approximate Number     Dividend Frequency
                                   of Holdings
                                   40                     At least annually



            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $5 billion at the time of investment and below-average valuations whose business fundamentals are expected to improve. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

             The portfolio manager selects stocks for the Fund using a "value"
            style. The portfolio manager invests primarily in stocks of companies having below-average valuations whose business fundamentals are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell a stock when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

             The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADR's). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Market Risk          . Foreign Investment Risk
                                                          . Credit Risk
              . Issuer Risk          . Currency Risk      . Management Risk
              . Value Securities Risk
                                     . Focused Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception of Administrative Class shares (8/21/97), performance information shown in the Average Annual
            Total Returns table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional
            Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. Prior to May 8, 2000, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

7  PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                                                            --------------------

                                                            1/1/00 -
                                                             9/30/00 13.15%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (2nd Qtr.
                                                            '99)          17.92%
                                                            --------------------
                                                            Lowest (3rd Qtr.
                                                            '98)         -13.23%
            [BAR CHART OF TOTAL RETURNS APPEARS HERE]

                         1992   13.15%
                         1993   16.41%
                         1994   -4.07%
                         1995   38.91%
                         1996   20.34%
                         1997   26.21%
                         1998   10.17%
                         1999    4.30%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                   Fund Inception
                                                    1 Year 5 Years (12/30/91)(/3/)
            ----------------------------------------------------------------------
         Institutional Class                        4.30%  19.37%  15.11%
            ----------------------------------------------------------------------
         Administrative Class                       3.94%  19.05%  14.81%
            ----------------------------------------------------------------------
         Russell 1000 Value Index(/1/)              7.34%  23.08%  17.85%
            ----------------------------------------------------------------------
         Lipper Multi-Cap Value Funds Average(/2/)  6.69%  18.32%  14.24%
            ----------------------------------------------------------------------

            (1) The Russell 1000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have less than average growth orientation. It is not possible to invest directly in the index. The Russell 1000 Value Index replaced the S&P 500
                 Index (an unmanaged index of large capitalization common stocks) as the Fund's comparative index because PIMCO
                 Advisors believes that the Russell 1000 Value Index is more representative of the Fund's investment strategies. For periods ended December 31, 1999, the 1 Year, 5 Year and Fund Inception average total returns of the S&P 500 Index were 21.04%, 28.56% and 19.70%, respectively.
            (2) The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest in companies with a variety of capitalization ranges, without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.
            (3) The Fund began operations on 12/30/91. Index comparisons begin on 12/31/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
            ------------------------------------------------------------------
         Institutional   0.45%    None           0.25%         0.70%
            ------------------------------------------------------------------
         Administrative  0.45     0.25%          0.26          0.96
            ------------------------------------------------------------------
            (1)  Other Expenses reflects a 0.25% Administrative Fee paid by each class and 0.01% in other expenses attributable to
                 Administrative Class shares during the most recent fiscal
                 year.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                 Share Class
          Year 1         Year 3   Year 5         Year 10
            ------------------------------------------------------------------
         Institutional   $72      $224           $390          $  871
            ------------------------------------------------------------------
         Administrative   98       306            531           1,178
            ------------------------------------------------------------------

                                                                   Prospectus  8

            PIMCO Renaissance Fund
                                                         Ticker Symbols: PRNIX
                                                         (Inst. Class)
                                                                  PRAAX
                                                                  (Admin.
                                                                  Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Approximate
Investments   Seeks long-term        Undervalued          Capitalization Range
and           growth of capital      stocks with          All capitalizations
Strategies    and income             improving
                                     business             Dividend Frequency
                                     fundamentals         At least annually

                                     Approximate Number
                                     of Holdings
                                     50-80

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in income producing (e.g., dividend-paying) stocks.

             The portfolio manager selects stocks for the Fund using a "value"
            style. The portfolio manager invests primarily in common stocks of companies having below-average valuations whose business fundamentals, such as market share, strength of management and competitive position, are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell a stock when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

             The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs).

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Market Risk          . Foreign Investment
              . Issuer Risk            Risk               . Credit Risk
              . Value Securities     . Currency Risk      . Management Risk
                Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception of Institutional Class shares (12/30/97) and Administrative Class shares (8/31/98), performance information shown in the bar chart (including the information to its right) and in the Average Annual Total Returns table for those classes is based on the performance of the Fund's Class C shares, which are offered in a different prospectus. The prior Class C performance has been adjusted to reflect the actual fees and expenses paid by Institutional Class and Administrative Class shares, including no sales charges (loads) and lower distribution and/or service (12b-1) fees (if any) and administrative fees.
            Prior to May 7, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

9 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                                                            --------------------

                                                            1/1/00 -
                                                             9/30/00 18.74%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (4th Qtr.
                                                            '98)          18.51%
                                                            --------------------
                                                            Lowest (3rd Qtr.
                                                            '98)         -16.52%
     [GRAPH]


'90       -14.47%
'91        34.75%
'92         9.02%
'93        22.62%
'94        -3.95%
'95        29.06%
'96        25.82%
'97        36.42%
'98        11.83%
'99         9.80%



                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                             Fund Inception
                                                    1 Year  5 Years 10 Years (4/18/88)(/3/)
            -------------------------------------------------------------------------------
         Institutional Class                         9.80%  22.16%  14.94%   14.39%
            -------------------------------------------------------------------------------
         Administrative Class                        9.77%  21.91%  14.68%   14.13%
            -------------------------------------------------------------------------------
         Russell Mid-Cap Value Index(/1/)           - 0.10% 18.00%  13.81%   14.53%
            -------------------------------------------------------------------------------
         Lipper Multi-Cap Value Funds Average(/2/)   6.69%  18.32%  13.11%   13.67%
            -------------------------------------------------------------------------------

            (1) The Russell Mid-Cap Value Index is an unmanaged index that measures the performance of medium capitalization companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index. The Mid-Cap Value Index replaced the Russell 1000 Value Index (an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have less than average growth orientation) and replaced the S&P 500 Index (an unmanaged index of large capitalization common stocks) as one of the Fund's comparative indexes because PIMCO Advisors believes the Russell Mid-Cap Value Index is more representative of the Fund's investment strategies. For periods ended December 31, 1999, the 1 Year, 5 Years, 10 Years and Fund Inception average annual total returns of the Russell 1000 Value Index were 7.34%, 23.08%, 15.60% and 15.38%, respectively, and of the S&P 500 Index were 21.04%, 28.56%, 18.21% and 19.06%,
                respectively.
            (2) The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.
            (3) The Fund began operations on 4/18/88. Index comparisons begin on 4/30/88.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)   None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
            -----------------------------------------------------------------
         Institutional   0.60%    None           0.25%         0.85%
            -----------------------------------------------------------------
         Administrative  0.60     0.25%          0.25          1.10
            -----------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class           Year 1             Year 3             Year 5             Year 10
            -----------------------------------------------------------------------------------
         Institutional          $ 87               $271               $471              $1,049
            -----------------------------------------------------------------------------------
         Administrative          112                350                606               1,340
            -----------------------------------------------------------------------------------

                                                                   Prospectus 10

            PIMCO Growth & Income Fund
                                                         Ticker Symbols: PMEIX
                                                         (Inst. Class)

                                                                   N/A
                                                                   (Admin.
                                                                   Class)
--------------------------------------------------------------------------------

Principal     Investment           Fund Focus             Approximate
Investments   Objective            Medium and large       Capitalization
and           Seeks long-term      capitalization         Range
Strategies    growth of            common stocks          At least $1 billion
              capital;
              current income       Approximate Number
              is a secondary       of Holdings            Dividend Frequency
              objective            40-60                  At least annually

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of at least $1 billion at the time of investment. The Fund may invest up to 75% of its assets in securities selected for their growth potential. The Fund will normally invest at least 25% of its assets in securities selected for their income potential, including dividend-paying common stocks, preferred stocks, corporate bonds, convertible securities and real estate investment trusts (REITs).

             When selecting securities for the Fund's "growth" segment, the portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund's portfolio managers may choose to sell a stock in the "growth" segment when they believe that its earnings will be disappointing or that market sentiment on the company will turn negative. The portfolio managers will also consider selling a stock if the company does not meet the managers' estimates on revenues and/or earnings, or if an alternative investment is deemed to be more attractive.

             When selecting securities for the Fund's "income" segment, the portfolio managers seek to identify companies with strong operating fundamentals that offer potential for capital appreciation and that also have a dividend yield in excess of the yield on the S&P 500 Index. The portfolio managers may replace an "income" security when another security with a similar risk-to-reward profile offers either better potential for capital appreciation or a higher yield than the Fund's current holding. To achieve its income objective, the Fund may also invest to a limited degree in preferred stocks, convertible securities and REITs. The Fund may invest up to 10% of its assets in corporate bonds, which will typically consist of investment grade securities of varying maturities but may also include high yield securities ("junk bonds") rated at least B by Standard & Poor's Rating Services or Moody's Investors Service, Inc. or, if unrated, determined by the Adviser to be of comparable quality.

             The Fund may invest up to 15% of its assets in foreign
            securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------

            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Principal Risks

           . Market Risk            .Liquidity Risk          .Interest Rate Risk
           . Issuer Risk            .Foreign Investment Risk .High Yield Risk
           . Value Securities Risk  .Currency Risk           .Credit Risk
           . Growth Securities Risk .Focused Investment Risk .Management Risk
           . Smaller Company Risk   .Technology Related Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------

Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares. During the periods shown, Administrative Class shares were outstanding only from 8/21/97 (the inception date of Administrative Class shares) to 5/27/99 (the date on which all Administrative Class shares then outstanding were redeemed). For periods prior to 8/21/97 and after 5/27/99, performance information shown in the Average Annual Total Returns table for Administrative Class shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. The performance information on the next page for periods prior to August 1, 2000 reflects the Fund's advisory fee rate in effect prior to that date (0.63% per annum), which is higher than the current rate (0.60% per annum). Prior to July 1, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements.
            In addition, the Fund changed its investment objective and policies on August 1, 2000; the performance results shown on the next page would not necessarily have been achieved had the Fund's current objective and policies then been in effect. Past performance is no guarantee of future results.

11 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                                                            --------------------

                                                            1/1/00-
                                                            9/30/00  23.58%

                                                            Highest and Lowest
                                                            Quarter Returns

                                                            (for periods shown
                                                            in the bar chart)

                                                            --------------------

                                                            Highest (4th Qtr.
                                                            '99      40.12%)
                                                            --------------------

                                                            Lowest (3rd Qtr.
                                                            '98     -11.53%)


[BAR CHART OF TOTAL RETURNS APPEARS HERE]

1995        31.72%
1996        17.31%
1997        16.22%
1998        29.89%
1999        51.81%

                Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                  Fund Inception
                                                   1 Year 5 Years (12/28/94)(/3/)
            ---------------------------------------------------------------------
         Institutional Class                       51.81% 28.77%  28.72%
            ---------------------------------------------------------------------
         Administrative Class                      51.32% 28.48%  28.41%
            ---------------------------------------------------------------------
         S&P Mid-Cap 400 Index(/1/)                14.73% 23.05%  23.05%
            ---------------------------------------------------------------------
         Lipper Large-Cap Core Funds Average(/2/)  22.77% 25.49%  25.49%
            ---------------------------------------------------------------------

            (1) The S&P Mid-Cap 400 Index is an unmanaged index of middle capitalization U.S. stocks. It is not possible to invest directly in the index.

            (2) The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index.
                It does not take into account sales charges. The Lipper Large-Cap Core Funds Average replaced the Lipper Mid-Cap Funds Average (a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than $5 billion at the time of investment) because PIMCO Advisors believes the Large-Cap Core Funds Average is more representative of the Fund's investment strategies. For periods ended December 31, 1999, the 1 Year, 5 Years and Fund Inception average annual total returns of the Lipper Mid-Cap Fund Average were 39.38%, 23.07% and 23.07%, respectively.

            (3) The Fund began operations on 12/28/94. Index comparisons begin on 12/31/94.

--------------------------------------------------------------------------------

Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                   Distribution                 Total Annual
                         Advisory  and/or Service Other         Fund Operating
         Share Class     Fees(/1/) (12b-1) Fees   Expenses(/2/) Expenses
            ------------------------------------------------------------------
         Institutional   0.60%     None           0.40%         1.00%
            ------------------------------------------------------------------
         Administrative  0.60      0.25%          0.40          1.25
            ------------------------------------------------------------------
            (1)  On August 1, 2000, the Fund's advisory fee rate decreased by
                 0.03%, to 0.60% per annum.
            (2)  Other Expenses reflects a 0.25% Administrative Fee paid by each class and 0.15% in other expenses attributable to
                 Institutional Class shares during the most recent fiscal
                 year, and estimated to be attributable to Administrative
                 Class shares during the current fiscal year.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1    Year 3         Year 5        Year 10
            ------------------------------------------------------------------
         Institutional   $102      $318           $552          $1,225
            ------------------------------------------------------------------
         Administrative   127       397            686           1,511
            ------------------------------------------------------------------

                                                                   Prospectus 12

            PIMCO Growth Fund
                                                     Ticker Symbols:
                                                       PGFIX (Inst. Class)
                                                       PGFAX (Admin. Class)
------------------------------------------------------------------------------

Principal     Investment          Fund Focus              Approximate
Investments   Objective           Larger capitalization   Capitalization Range
and           Seeks long-term     common stocks           At least $5 billion
Strategies    growth of
              capital; income     Approximate Number of   Dividend Frequency
              is an               Holdings                At least annually
              incidental          35-40
              consideration

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of at least $5 billion at the time of investment.

             The portfolio manager selects stocks for the Fund using a
            "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

             The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------

Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Market Risk        . Foreign Investment Risk  . Focused Investment
              . Issuer Risk        . Currency Risk            . Credit Risk
              . Growth Securities  . Technology Related Risk  . Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------

Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Class C shares, which are offered in a different prospectus. This is because the Fund has not offered Institutional Class or Administrative Class shares for a full calendar year. Although Class C, Institutional Class and Administrative Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class C performance would be lower than Institutional Class or Administrative Class performance because of the higher sales charges and expenses paid by Class C shares. The returns in the bar chart and the information to its right do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance figures for Class C shares in the Average Annual Total Returns table reflect the impact of sales charges. For periods prior to the inception of Institutional Class and Administrative Class shares (3/31/99), the Average Annual Total Returns table also shows estimated historical performance for Institutional Class and Administrative Class shares based on the performance of the Fund's Class C shares. The prior Class C performance has been adjusted to reflect that there are no sales charges and lower distribution and/or service (12b-1) fees (if any), administrative fees and other expenses paid by Institutional Class and Administrative Class shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

13  PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class C

                                                            More Recent Return
                                                            Information
                                                            --------------------

                                                            1/1/00 -
                                                             9/30/00      4.43%


                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (4th Qtr.
                                                            '99)          36.21%
                                                            --------------------
                                                            Lowest (3rd Qtr.
                                                            '90)         -13.14%
            [BAR CHART APPEARS HERE]

1990           0.29%
1991          41.88%
1992           2.08%
1993           9.32%
1994          -0.75%
1995          27.47%
1996          17.52%
1997          21.84%
1998          38.90%
1999          39.83%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                             Fund Inception
                                                     1 Year 5 Years 10 Years (2/24/84)(/3/)
            -------------------------------------------------------------------------------
         Class C                                     38.83% 28.80%  18.77%   19.25%
            -------------------------------------------------------------------------------
         Institutional Class                         40.87% 30.17%  20.08%   20.58%
            -------------------------------------------------------------------------------
         Administrative Class                        40.54% 29.85%  19.79%   20.29%
            -------------------------------------------------------------------------------
         S&P 500 Index(/1/)                          21.04% 28.56%  18.21%   18.60%
            -------------------------------------------------------------------------------
         Lipper Large-Cap Growth Funds Average(/2/)  40.54% 29.41%  18.88%   17.74%
            -------------------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
            (3) The Fund began operations on 2/24/84. Index comparisons begin on 2/29/84.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)
                                                          None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
            ------------------------------------------------------------------
         Institutional   0.50%    None           0.27%         0.77%
            ------------------------------------------------------------------
         Administrative  0.50     0.25%          0.27          1.02
            ------------------------------------------------------------------
            (1)   Other Expenses reflects a 0.25% Administrative Fee paid by the class and 0.02% in other expenses attributable to that class during the most recent fiscal year.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
            ------------------------------------------------------------------
         Institutional   $ 79     $246           $428          $  954
            ------------------------------------------------------------------
         Administrative   104      325            563           1,248
            ------------------------------------------------------------------

                                                                   Prospectus 14

            PIMCO Select Growth Fund
                                                          Ticker Symbols:
                                                            PCFIX (Inst. Class)
                                                            PCEAX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment ObjectiveFund Focus              Approximate
Investments   Seeks long-term     Larger                  Capitalization Range
and           growth of           capitalization          At least $10 billion
Strategies    capital; income     common stocks
              is an incidental                            Dividend Frequency
              consideration       Approximate Number      At least annually
                                  of Holdings
                                  15-25

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of at least $10 billion at the time of investment. The Fund normally invests in the securities of 15 to 25 issuers.

             The portfolio manager selects stocks for the Fund using a
            "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

             The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 25% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal Risks
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

              .Market Risk             .Focused Investment Risk  .Currency Risk
              .Issuer Risk             .Growth Securities Risk   .Credit Risk
              .Technology Related Risk .Foreign Investment Risk  .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance
Information The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception of Administrative Class shares (5/31/95), performance information shown in the Average Annual
            Total Returns table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional
            Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. The performance information on the next page for periods prior to April 1, 2000 reflects the Fund's advisory fee rate in effect prior to that date (0.57% per annum); these results would have been lower had the current advisory fee rate (0.60% per annum) then been in effect. Prior to July 1, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. In addition, the Fund changed its investment objective and policies on April 1, 2000; the performance results shown on the next page would not necessarily have been achieved had the Fund's current objective and policies then been in effect. Past performance is no guarantee of future results.

15 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                                                            --------------------

                                                            1/1/00 - 9/30/00

                                                                     16.44%

                                                            Highest and Lowest
                                                            Quarter Returns

                                                            (for periods shown
                                                            in the bar chart)

                                                            --------------------

                                                            Highest (4th Qtr.
                                                            '98      24.90%)
                                                            --------------------

                                                            Lowest (3rd Qtr.
                                                            '98     -11.38%)


[BAR CHART OF TOTAL RETURNS APPEARS HERE]

1995       27.96%
1996       17.95%
1997       25.32%
1998       41.06%
1999       24.27%

                Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                    Fund Inception
                                                     1 Year 5 Years (12/28/94)(/3/)
            -----------------------------------------------------------------------
         Institutional Class                         24.27% 27.09%  27.06%
            -----------------------------------------------------------------------
         Administrative Class                        23.75% 26.69%  26.67%
            -----------------------------------------------------------------------
         S&P 500 Index(/1/)                          21.04% 28.56%  28.56%
            -----------------------------------------------------------------------
         Lipper Large-Cap Growth Funds Average(/2/)  40.54% 29.41 % 29.41%
            -----------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.

            (2) The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.

            (3) The Fund began operations on 12/28/94. Index comparisons begin on 12/31/94.

--------------------------------------------------------------------------------

Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                   Distribution                 Total Annual
                         Advisory  and/or Service Other         Fund Operating
         Share Class     Fees(/1/) (12b-1) Fees   Expenses(/2/) Expenses
            ------------------------------------------------------------------
         Institutional   0.60%     None           0.37%         0.97%
            ------------------------------------------------------------------
         Administrative  0.60      0.25%          0.36          1.21
            ------------------------------------------------------------------
            (1) On April 1, 2000, the Fund's advisory fee rate increased by 0.03%, to 0.60% per annum.
            (2) Other Expenses reflects a 0.25% Administrative Fee paid by each class and 0.12% and 0.11% in other expenses attributable to Institutional Class and Administrative Class shares, respectively, during the most recent fiscal year.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1    Year 3         Year 5        Year 10
            ------------------------------------------------------------------
         Institutional   $ 99      $309           $536          $1,190
            ------------------------------------------------------------------
         Administrative   123       384            665           1,466
            ------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Target Fund
                                                     Ticker Symbols:
                                                       PFTIX (Inst. Class)
                                                       PTADX (Admin. Class)
--------------------------------------------------------------------------------

Principal     Investment Objective  Fund Focus            Approximate
Investments   Seeks capital         Medium                Capitalization Range
and           appreciation; no      capitalization        Between $1 billion
Strategies    consideration is      common stocks         and $10 billion
              given to income
                                    Approximate Number    Dividend Frequency
                                    of Holdings           At least annually
                                    40-60

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of between $1 billion and $10 billion at the time of investment.

             The portfolio managers select stocks for the Fund using a
            "growth" style. The portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio managers believe that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

             The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------

Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

            .Market Risk            .Liquidity Risk          .Focused Investment
            .Issuer Risk            .Foreign Investment Risk  Risk
            .Growth Securities Risk .Currency Risk           .Credit Risk
            .Smaller Company Risk   .Technology Related Risk .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------

Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Class A shares, which are offered in a different prospectus. This is because the Fund has not offered Institutional Class or Administrative Class shares for a full calendar year. Although Class A, Institutional Class and Administrative Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class A performance would be lower than Institutional Class or Administrative Class performance because of the higher sales charges and/or expenses paid by Class A shares. The returns in the bar chart and the information to its right do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance figures for Class A shares in the Average Annual Total Returns table reflect the impact of sales charges. For periods prior to the inception of Institutional Class and Administrative Class shares (3/31/99), the Average Annual Total Returns table also shows estimated historical performance for those classes based on the performance of the Fund's Class A shares. The Class A performance has been adjusted to reflect that there are no sales charges and lower administrative fees and other expenses paid by Institutional Class and Administrative Class shares (including no distribution and/or service (12b-1) fees paid by Institutional Class shares). Prior to March 6, 1999, Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

17 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class A

                                                            More Recent Return
                                                            Information
                                                            --------------------

                                                            1/1/00 -
                                                             9/30/00 40.50%

                                                            Highest and Lowest
                                                            Quarter Returns

                                                            (for periods shown
                                                            in the bar chart)

                                                            --------------------

                                                            Highest (4th Qtr.
                                                            '99      53.05%)
                                                            --------------------

                                                            Lowest (3rd Qtr.
                                                            '98     -13.15%)


            [BAR CHART APPEARS HERE]
Calendar Year Total Returns - Class A
'93   -24.52%
'94    3.09%
'95   30.31%
'96   15.68%
'97   15.44%
'98   23.27%
'99   66.25%

                Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                    Fund Inception
                                                     1 Year 5 Years (12/17/92)(/3/)
            -----------------------------------------------------------------------
         Class A                                     57.10% 28.28%  24.13%
            -----------------------------------------------------------------------
         Institutional Class                         66.50% 30.31%  25.66%
            -----------------------------------------------------------------------
         Administrative Class                        66.28% 30.02%  25.37%
            -----------------------------------------------------------------------
         S&P Mid-Cap 400 Index(/1/)                  14.73% 23.05%  17.55%
            -----------------------------------------------------------------------
         Lipper Multi-Cap Growth Funds Average(/2/)  57.98% 28.51%  20.93%
            -----------------------------------------------------------------------

            (1) The S&P Mid-Cap 400 Index is an unmanaged index of middle capitalization U.S. stocks. It is not possible to invest directly in the index.

            (2) The Lipper Multi-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.

            (3) The Fund began operations on 12/17/92. Index comparisons begin on 12/31/92.

--------------------------------------------------------------------------------

Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)

                                                          None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
            ------------------------------------------------------------------
         Institutional   0.55%    None           0.26%         0.81%
            ------------------------------------------------------------------
         Administrative  0.55     0.25%          0.26          1.06
            ------------------------------------------------------------------
            (1)  Other Expenses reflects a 0.25% Administrative Fee paid by the class and 0.01% in other expenses attributable to that class during the most recent fiscal year.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
            ------------------------------------------------------------------
         Institutional   $ 83     $259           $450          $1,002
            ------------------------------------------------------------------
         Administrative   108      337            585           1,294
            ------------------------------------------------------------------

                                                                   Prospectus 18

            PIMCO Opportunity Fund
                                                        Ticker Symbols:
                                                           POFIX (Inst. Class)
                                                           POADX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective Fund Focus              Approximate
Investments   Seeks capital        Smaller                 Capitalization Range
and           appreciation; no     capitalization          Between $100 million
Strategies    consideration is     common stocks           and $2 billion
              given to income
                                   Approximate Number     Dividend Frequency
                                   of Holdings            At least annually
                                   60-100

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of between $100 million and $2 billion at the time of investment.

             The portfolio manager selects stocks for the Fund using a
            "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

             The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund may invest a substantial portion of its assets in the securities of smaller capitalization companies and securities issued in initial public offerings
            (IPOs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk           .IPO Risk                .Technology Relatd Risk
              .Issuer Risk           .Liquidity Risk          .Focused Investment Risk
              .Growth Securities Risk.Foreign Investment Risk .Credit Risk
              .Smaller Company Risk  .Currency Risk           .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Class C shares, which are offered in a different prospectus. This is because the Fund has not offered Institutional Class or Administrative Class shares for a full calendar year. Although Class C, Institutional Class and Administrative Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class C performance would be lower than Institutional Class or Administrative Class performance because of the sales charges and higher expenses paid by Class C shares. The returns in the bar chart and the information to its right do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance figures for Class C shares in the Average Annual Total Returns table reflect the impact of sales charges. For periods prior to the inception of Institutional Class and Administrative Class shares (3/31/99), the Average Annual Total Returns table also shows estimated historical performance for those classes based on the performance of the Fund's Class C shares. The Class C performance has been adjusted to reflect that there are no sales charges and lower distribution and/or service (12b-1) fees (if any), administrative fees and other expenses paid by Institutional Class and Administrative
            Class shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

19 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class C

                                                            More Recent Return
                                                            Information
                                                            --------------------

                                                            1/1/00 - 9/30/00
                                                                      5.06%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (4th Qtr.
                                                            '99)          45.70%
                                                            --------------------
                                                            Lowest (3rd Qtr.
                                                            '98)         -25.78%

                           [BAR CHART APPEARS HERE]

                               1990     -7.34%
                               1991     68.08%
                               1992     28.46%
                               1993     36.16%
                               1994     -4.74%
                               1995     41.43%
                               1996     11.54%
                               1997     -4.75%
                               1998      1.29%
                               1999     63.99%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                             Fund Inception
                                                     1 Year 5 Years 10 Years (2/24/84)(/3/)
            -------------------------------------------------------------------------------
         Class C                                     62.99% 20.09%  20.55%    18.93%
            -------------------------------------------------------------------------------
         Institutional Class                         64.93% 21.34%  21.86%    20.25%
            -------------------------------------------------------------------------------
         Administrative Class                        64.59% 21.04%  21.57%    19.96%
            -------------------------------------------------------------------------------
         Russell 2000 Index(/1/)                     21.25% 16.69%  13.40%    12.49%
            -------------------------------------------------------------------------------
         Lipper Small-Cap Growth Funds Average(/2/)  61.78% 22.83%  18.12%    15.00%
            -------------------------------------------------------------------------------

            (1) The Russell 2000 Index is a capitalization weighted broad based index of 2,000 small capitalization U.S. stocks. It is not possible to invest directly in the index.
            (2) The Lipper Small-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index. It does not take into account sales charges.
            (3) The Fund began operations on 2/24/84. Index comparisons begin on 2/29/84.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)
                                                          None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
            -----------------------------------------------------------------
         Institutional   0.65%    None           0.26%         0.91%
            -----------------------------------------------------------------
         Administrative  0.65     0.25%          0.26          1.16
            -----------------------------------------------------------------
            (1)  Other Expenses reflects a 0.25% Administrative Fee paid by the class and 0.01% in other expenses attributable to that class during the most recent fiscal year.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
            -----------------------------------------------------------------
         Institutional   $ 93     $290           $504          $1,120
            -----------------------------------------------------------------
         Administrative   118      368            638           1,409
            -----------------------------------------------------------------

                                                                   Prospectus 20

            PIMCO Innovation Fund
                                                       Ticker Symbols:
                                                           PIFIX (Inst. Class)
                                                           PIADX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective  Fund Focus            Approximate
Investments   Seeks capital         Common stocks of      Capitalization Range
and           appreciation; no      technology-           More than $200
Strategies    consideration is      related companies     million
              given to income

                                    Approximate Number    Dividend Frequency
                                    of Holdings           At least annually
                                    40

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies which utilize new, creative or different, or "innovative," technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Fund identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies), and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale and/or service of technological products. Although the Fund emphasizes companies which utilize technologies, it is not required to invest exclusively in companies in a particular business sector or industry.

             The portfolio manager selects stocks for the Fund using a
            "growth" style. The portfolio manager seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

             Although the Fund invests principally in common stocks, the Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest a substantial portion of its assets in the securities of smaller capitalization companies. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk             .Smaller Company Risk    .Currency Risk
              .Issuer Risk             .Liquidity Risk          .Credit Risk
              .Focused Investment Risk .Foreign Investment Risk .Management Risk .Growth Securities Risk .Technology Related Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Class A shares, which are offered in a different prospectus. This is because the Fund has not offered Institutional Class or Administrative Class shares for a full calendar year. Although Class A, Institutional Class and Administrative Class shares would have similar returns (because all the Fund's shares represent interests in the same portfolio of securities), Class A performance would be lower than Institutional Class or Administrative Class performance because of the higher sales charges and/or expenses paid by Class A shares. The returns in the bar chart and the information to its right do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance figures for Class A shares in the Average Annual Total Returns table reflect the impact of sales charges. For periods prior to the inception of Institutional Class shares (3/5/99) and for all periods shown for Administrative Class shares (which were not offered during those periods), the Average Annual Total Returns table also shows estimated historical performance for those classes based on the performance of the Fund's Class A shares. The Class A performance has been adjusted to reflect that there are no sales charges and lower administrative fees and other expenses paid by Institutional Class and Administrative Class shares (including no distribution and/or service (12b-1) fees paid by Institutional Class shares). Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

21 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class A

                                                            More Recent Return
                                                            Information
                                                            --------------------

                                                            1/1/00 -
                                                             9/30/00 21.31%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (4th Qtr.
                                                            '99)          80.12%
                                                            --------------------
                                                            Lowest (1st Qtr.
                                                            '97)         -12.56%
            [BAR CHART OF TOTAL RETURNS APPEARS HERE]
'95    45.33%
'96    23.60%
'97     9.03%
'98    79.41%
'99   139.40%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                        Fund Inception
                                    1 Year            5 Years           (12/22/94)(/3/)
            ---------------------------------------------------------------------------
         Class A                    126.24%           51.38%            51.01%
            ---------------------------------------------------------------------------
         Institutional Class        140.65%           53.74%            53.36%
            ---------------------------------------------------------------------------
         Administrative Class       139.75%           53.33%            52.94%
            ---------------------------------------------------------------------------
         S&P 500 Index(/1/)          21.04%           28.56%            28.56%
            ---------------------------------------------------------------------------
         Lipper Science and Technology
          Fund Average(/2/)
                                    135.19%           41.03%            41.03%
            ---------------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Science and Technology Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest 65% of their assets in science and technology stocks. It does not take into account sales charges.
            (3) The Fund began operations on 12/22/94. Index comparisons begin on 12/31/94.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
            ------------------------------------------------------------------
         Institutional   0.65%    None           0.25%         0.90%
            ------------------------------------------------------------------
         Administrative  0.65     0.25%          0.25          1.15
            ------------------------------------------------------------------
            (1)  Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
            ------------------------------------------------------------------
         Institutional   $ 92     $287           $498          $1,108
            ------------------------------------------------------------------
         Administrative   117      365            633           1,398
            ------------------------------------------------------------------

                                                                   Prospectus 22

            PIMCO Global Innovation Fund
                                                         Ticker Symbols:
                                                         N/A (Inst. Class)
                                                         N/A (Admin. Class)
--------------------------------------------------------------------------------

Principal     Investment Objective   Fund Focus           Approximate
Investments   Seeks capital          Common stocks of     Capitalization Range
and           appreciation; no       U.S. and non-U.S.    More than $200 million
Strategies    consideration is       technology-related
              given to income        companies            Dividend Frequency
                                                          At least annually
                                     Approximate Number
                                     of Holdings
                                     30-60

              The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of U.S. and non-U.S. companies which utilize new, creative or different, or "innovative," technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Fund identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies), and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale and/or service of technological products. Although the Fund emphasizes companies which utilize technologies, it is not required to invest exclusively in a particular business sector or industry.

              The portfolio manager selects stocks for the Fund using a
            "growth" style. The portfolio manager seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

              Although the Fund invests principally in common stocks, the Fund may also invest in other types of equity securities, including preferred stocks and convertible securities. The Fund may invest a substantial portion of its assets in the securities of smaller capitalization companies and securities issued in initial public offerings (IPOs). The Fund will invest in the securities of issuers located in at least three countries (one of which may be the United States). Although the Fund invests primarily in securities traded principally in the securities markets of developed countries, the Fund has no other prescribed limits on geographic asset distribution and may invest in any foreign securities market in the world, including in developing, or "emerging," markets. The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts), primarily for risk management or hedging purposes.

              In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------

Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:
            .Market Risk             .Smaller Company Risk  .Currency Risk
            .Issuer Risk             .Liquidity Risk        .Focused Investment
            .Technology Related      .Derivatives Risk       Risk
             Risk                    .Foreign Investment    .Leveraging Risk
            .Growth Securities Risk   Risk                  .Credit Risk
            .IPO Risk                .Emerging Markets Risk .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------

Performance
Information

            The Fund commenced operations in December 1999 and does not yet have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

23 PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------

Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses       Fee Waiver Net Expenses(/2/)
            ----------------------------------------------------------------------------------------------
         Institutional   1.00%    None           0.47%         1.47%          0.07%      1.40%
            ----------------------------------------------------------------------------------------------
         Administrative  1.00     0.25%          0.47          1.72           0.07       1.65
            ----------------------------------------------------------------------------------------------

            (1) Other Expenses reflects a 0.40% Administrative Fee paid by the class and 0.07% in organizational expenses ("Organizational Expenses") attributable to the class during the most recent fiscal year.

            (2) Net Expenses reflect the effect of a contractual agreement by
                PIMCO Advisors to waive, reduce or reimburse its Administrative Fees for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses were accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2000.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class           Year 1             Year 3             Year 5             Year 10
            -----------------------------------------------------------------------------------
         Institutional          $142               $443               $764              $1,674
            -----------------------------------------------------------------------------------
         Administrative          168                520                895               1,948
            -----------------------------------------------------------------------------------

                                                                  Prospectus  24

            PIMCO Allianz Select International Fund

                                                         Ticker Symbols: N/A
                                                         (Inst. Class)

                                                                   N/A
                                                                   (Admin.
                                                                   Class)
--------------------------------------------------------------------------------

Principal     Investment Objective Fund Focus             Approximate
Investments   Seeks capital        Common stock of        Capitalization Range
and           appreciation         non-U.S. issuers       More than $1 billion
Strategies
                                   Approximate Number     Dividend Frequency
                                   of Holdings            At least annually
                                   30-60

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in an international portfolio of common stocks and other equity securities of companies located outside of the United States. Although the Fund normally invests in issuers from at least five different countries, it may at times invest in fewer than five countries, or even a single country. The Fund typically invests in approximately 30 to 60 stocks. Although the Fund invests primarily in developed market countries, it may also invest in developing, or "emerging," markets. The Fund has no other limits on geographic asset distribution and may invest in any foreign securities market in the world. The Fund may also invest in securities of foreign issuers traded on U.S. securities markets, but will normally not invest in U.S. issuers. The Fund invests most of its assets in foreign securities which trade in currencies other than the U.S. dollar and may invest directly in foreign currencies.

             The portfolio managers select securities for the Fund using a research-driven "bottom-up" approach that seeks to utilize the Sub-Adviser's global research capabilities to identify companies with above-average long-term growth prospects and attractive valuations and that possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The portfolio manager seeks to select those stocks with the best long-term performance expectations, using a broad range of company fundamentals, such as long-term growth prospects, price-to-earnings ratios and other valuation measures, dividend and profit growth, balance sheet strength and return on assets. The portfolio managers sell stocks in order to adjust or rebalance the Fund's portfolio and to replace companies with weakening fundamentals.

             The Fund may invest a substantial portion of its assets in the securities of small and medium capitalization companies. The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts), primarily for portfolio management and hedging purposes. The Fund may to a limited degree invest in equity securities other than common stocks (such as equity-linked securities, preferred stocks and convertible securities) and may invest up to 10% of its assets in other investment companies. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in foreign and domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------

Principal Risks
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

              .Foreign Investment Risk .Growth Securities Risk .Focused Investment Risk
              .Emerging Market Risk    .Value Securities Risk  .Leveraging Risk
              .Currency Risk           .Smaller Company Risk   .Credit Risk
              .Market Risk             .Liquidity Risk         .Management Risk
              .Issuer Risk             .Derivatives Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------

Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares. The Fund's Administrative Class shares do not have a performance history for the time periods shown. Performance information shown in the Average Annual Total Returns table for Administrative Class shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. The performance information on the next page for periods prior to May 8, 2000 reflects the Fund's advisory fee rate in effect prior to that date (0.85% per annum), which is higher than the current rate (0.75% per annum). Prior to November 1, 2000, the Fund had different sub-advisers and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. In addition, the Fund changed its investment objectives and policies on November 1, 2000; the performance results shown on the next page would not necessarily have been achieved had the Fund's current objectives and policies then been in effect. Past performance is no guarantee of future results.

25  PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Institutional Class


                                                            More Recent Return
                                                            Information
                                                            --------------------

                                                            1/1/00 - 9/30/00
                                                            -14.71%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (4th Qtr.
                                                            '99)          47.11%
                                                            --------------------
                                                            Lowest (3rd Qtr.
                                                            '98)         -17.79%
[BAR CHART OF TOTAL RETURNS APPEARS HERE]
'98   39.40%
'99  109.71%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                  Fund Inception
                                                    1 Year        (12/31/97)(/3/)
            ---------------------------------------------------------------------
         Institutional Class                        109.71%       70.98%
            ---------------------------------------------------------------------
         Administrative Class                       109.22%       70.57%
            ---------------------------------------------------------------------
         MSCI EAFE Index(/1/)                        27.30%       23.77%
            ---------------------------------------------------------------------
         Lipper International Fund Average(/2/)      40.76%       25.87%
            ---------------------------------------------------------------------

            (1) The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) ("MSCI EAFE") Index is a widely recognized, unmanaged index of issuers in countries of Europe, Australia and the Far East. It is not possible to invest directly in the index.
            (2) The Lipper International Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest their assets in securities whose primary trading markets are outside of the United States. It does not take into account sales charges.
            (3) The Fund began operations on 12/31/97. Index comparisons begin on 12/31/97.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)  None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/2/) Expenses
            ------------------------------------------------------------------
         Institutional   0.75%    None           0.50%         1.25%
            ------------------------------------------------------------------
         Administrative  0.75     0.25%          0.50          1.50
            ------------------------------------------------------------------
            (1)  On May 8, 2000, the Fund's Advisory Fee rate decreased by
                 0.10%, to 0.75% per annum.
            (2)  Other Expenses reflects a 0.50% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
            ------------------------------------------------------------------
         Institutional   $127     $397           $686          $1,511
            ------------------------------------------------------------------
         Administrative   153      474            818           1,791
            ------------------------------------------------------------------

                                                                 Prospectus  26

            PIMCO Mega-Cap Fund
                                                         Ticker Symbols:
                                                         N/A (Inst. Class)
                                                         N/A (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment         Fund Focus               Approximate
Investments   Objective          Very large               Capitalization Range
and           Seeks long-term    capitalization           The largest 250
Strategies    growth of capital  common stocks            publicly traded
                                                          companies (in terms
                                 Approximate Number       of market
                                 of Holdings              capitalizations)
                                 40-60
                                                          Dividend Frequency
                                                          At least annually

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with very large market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

             In making investment decisions for the Fund, the portfolio management team considers the 250 largest publicly traded companies (in terms of market capitalization) in the U.S. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top portion of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

             The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team looks to sell a stock when it falls below the median ranking, has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk           .Growth Securities Risk .Focused Investment
              .Issuer Risk           .Credit Risk             Risk
              .Value Securities Risk                         .Management Risk

                                     .Technology Related Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance
Information
            The Fund commenced operations in September 1999 and does not yet have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

27 PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses       Fee Waiver Net Expenses(/2/)
            ----------------------------------------------------------------------------------------------
         Institutional   0.45%    None           0.81%         1.26%          0.55%      0.71%
            ----------------------------------------------------------------------------------------------
         Administrative  0.45     0.25%          0.81          1.51           0.55       0.96
            ----------------------------------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by each class, 0.55% in organizational expenses ("Organizational Expenses") attributable to each class during the most recent fiscal year, and 0.01% in other expenses attributable to Institutional Class shares during the most recent fiscal year, and estimated to be attributable to Administrative Class shares during the current fiscal year.

            (2) Net Expenses reflect the effect of a contractual agreement by
                PIMCO Advisors to waive, reduce or reimburse its Administrative Fees for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses were accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2000.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class           Year 1             Year 3             Year 5             Year 10
            -----------------------------------------------------------------------------------
         Institutional          $72                $225               $390              $  858
            -----------------------------------------------------------------------------------
         Administrative          98                 303                524               1,145
            -----------------------------------------------------------------------------------


                                                                   Prospectus 28

            PIMCO Capital Appreciation Fund
                                                         Ticker Symbols:
                                                         PAPIX (Inst. Class)
                                                         PICAX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment         Fund Focus               Approximate
Investments   Objective          Larger                   Capitalization Range
and           Seeks growth of    capitalization           At least $1 billion
Strategies    capital            common stocks
                                                          Dividend Frequency
                                 Approximate Number       At least annually
                                 of Holdings
                                 60-100

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with larger market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

             In making investment decisions for the Fund, the portfolio management team considers the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

             The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team looks to sell a stock when it falls below the median ranking, has negative earnings surprises, or shows poor performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk         .Growth Securities Risk  .Credit Risk
              .Issuer Risk         .Focused Investment Risk .Management Risk
              .Value Securities Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception of Administrative Class shares (7/31/96), performance information shown in the Average Annual
            Total Returns table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional
            Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

29 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Institutional Class


                                                            More Recent Return
                                                            Information
                                                            --------------------

                                                            1/1/00 -
                                                             9/30/00 17.70%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (4th Qtr.
                                                            '99)          23.43%
                                                            --------------------
                                                            Lowest (3rd Qtr.
                                                            '98)         -14.16%
[GRAPH]
[BAR CHART OF TOTAL RETURNS APPEARS HERE]

1992         7.51%
1993        17.70%
1994        -4.26%
1995        37.14%
1996        26.79%
1997        34.22%
1998        17.59%
1999        22.30%
                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                  Fund Inception
                                                   1 Year 5 Years (3/8/91)(/3/)
            --------------------------------------------------------------------
         Institutional Class                       22.30% 27.40%  20.03%
            --------------------------------------------------------------------
         Administrative Class                      21.92% 27.08%  19.72%
            --------------------------------------------------------------------
         S&P 500 Index(/1/)                        21.04% 28.56%  19.75%
            --------------------------------------------------------------------
         Lipper Multi-Cap Core Funds Average(/2/)  20.63% 23.01%  17.15%
            --------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Multi-Cap Core Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.
            (3) The Fund began operations on 3/8/91. Index comparisons begin on 2/28/91.

--------------------------------------------------------------------------------
Fees and
Expenses    These tables describe the fees and expenses you may pay if you buy
of the      and hold Institutional Class or Administrative Class shares of the
Fund        Fund:

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
            ------------------------------------------------------------------
         Institutional   0.45%    None           0.26%         0.71%
            ------------------------------------------------------------------
         Administrative  0.45     0.25%          0.26          0.96
            ------------------------------------------------------------------
            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class and 0.01% in other expenses attributable to that class during the most recent fiscal year.


            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
            ------------------------------------------------------------------
         Institutional   $73      $227           $395          $  883
            ------------------------------------------------------------------
         Administrative   98       306            531           1,178
            ------------------------------------------------------------------

                                                                   Prospectus 30

            PIMCO Mid-Cap Fund
                                                        Ticker Symbols: PMGIX (Inst. Class)
                                                                  PMCGX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment         Fund Focus               Approximate
Investments   Objective          Medium                   Capitalization
and           Seeks growth       capitalization           Range
Strategies    of capital         common stocks            More than $500
                                                          million (excluding
                                 Approximate Number       the largest 200
                                 of Holdings              companies)
                                 60-100
                                                          Dividend Frequency
                                                          At least annually

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with medium market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

             In making investment decisions for the Fund, the portfolio management team considers companies in the U.S. market with market capitalizations of more than $500 million, but excluding the 200 largest capitalization companies. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

             The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team looks to sell a stock when it falls below the median ranking, has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal Risks
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

      .Market Risk           .Growth Securities Risk.Focused Investment Risk
      .Issuer Risk           .Smaller Company Risk  .Credit Risk
      .Value Securities Risk .Liquidity Risk        .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception of Administrative Class shares (11/30/94), performance information shown in the Average Annual Total Returns table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional
            Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

31 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                                                            --------------------

                                                            1/1/00 -
                                                            9/30/00      28.24%


                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (4th Qtr.
                                                            '99)          23.10%
                                                            --------------------
                                                            Lowest (3rd Qtr.
                                                            '98)         -14.40%
[GRAPH]
[BAR CHART OF TOTAL RETURNS APPEARS HERE]
           1992      9.18%
           1993     15.77%
           1994     -2.36%
           1995     37.29%
           1996     23.36%
           1997     34.17%
           1998      7.93%
           1999     12.98%


                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                         Fund Inception
                                      1 Year   5 Years   (3/8/91)(/3/)
            -----------------------------------------------------------------
         Institutional Class          12.98%   22.61%    17.59%
            -----------------------------------------------------------------
         Administrative Class         12.67%   22.33%    17.31%
            -----------------------------------------------------------------
         Russell Mid-Cap Index(/1/)   18.23%   21.85%    17.31%
            -----------------------------------------------------------------
         Lipper Mid-Cap Core Funds
          Average(/2/)
                                      29.16%   21.12%    16.55%
            -----------------------------------------------------------------

            (1) The Russell Mid-Cap Index is an unmanaged index of middle capitalization U.S. stocks. It is not possible to invest directly in the index.
            (2) The Lipper Mid-Cap Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
            (3) The Fund began operations on 8/26/91. Index comparisons begin on 8/31/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
            ------------------------------------------------------------------
         Institutional   0.45%    None           0.26%         0.71%
            ------------------------------------------------------------------
         Administrative  0.45     0.25%          0.26          0.96
            ------------------------------------------------------------------
            (1)  Other Expenses reflects a 0.25% Administrative Fee paid by the class and 0.01% in other expenses attributable to that class during the most recent fiscal year.
            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted
            class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
            ------------------------------------------------------------------
         Institutional   $73      $227           $395          $  883
            ------------------------------------------------------------------
         Administrative   98       306            531           1,178
            ------------------------------------------------------------------

                                                                   Prospectus 32

            PIMCO Micro-Cap Fund
                                                   Ticker Symbols:
                                                     PMCIX  (Inst. Class)
                                                     PMGAX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective Fund Focus         Approximate
Investments   Seeks long-term      Very small         Capitalization Range
and           growth of capital    capitalization     Less than $250 million
Strategies                         common stocks
                                                      Dividend Frequency
                                   Approximate Number At least annually
                                   of Holdings
                                   60-100

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with very small market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

             In making investment decisions for the Fund, the portfolio management team considers companies in the U.S. market with market capitalizations less than $250 million. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

             The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team looks to sell a stock when it falls below the median ranking, has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 3% of the Fund's investments). The Fund may invest a substantial portion of its assets in the securities of smaller capitalization companies and securities issued in initial public offerings
            (IPOs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal Risks
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

            .Market Risk            .Smaller Company Risk  .Focused Investment Risk
            .Issuer Risk            .IPO Risk              .Credit Risk
            .Value Securities Risk  .Liquidity Risk        .Management Risk
            .Growth Securities Risk .Technology
                                      Related Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception of Administrative Class shares (4/1/96), performance information shown in the Average Annual
            Total Returns table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional
            Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

33  PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                                                            --------------------

                                                            1/1/00 -
                                                             9/30/00     25.53%


                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (3rd Qtr.
                                                            '97)          21.61%
                                                            --------------------
                                                            Lowest (3rd Qtr.
                                                            '98)         -20.71%
[GRAPH]
[BAR CHART OF TOTAL RETURNS APPEARS HERE]

                               1994      1.02%
                               1995     36.25%
                               1996     23.83%
                               1997     36.69%
                               1998     -3.88%
                               1999      5.43%

                      Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                  Fund Inception
                                                   1 Year 5 Years (6/25/93)(/3/)
            --------------------------------------------------------------------
         Institutional Class                        5.43% 18.50%  16.99%
            --------------------------------------------------------------------
         Administrative Class                       5.17% 18.22%  16.70%
            --------------------------------------------------------------------
         Russell 2000 Index(/1/)                   21.25% 16.69%  14.19%
            --------------------------------------------------------------------
         Lipper Small-Cap Core Funds Average(/2/)  28.46% 17.40%  13.35%
            --------------------------------------------------------------------

            (1) The Russell 2000 Index is a capitalized weighted broad based index of small capitalization U.S. stocks. It is not possible to invest directly in the index.
            (2) The Lipper Small-Cap Core Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations (on a three-year weighted basis) of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index. It does not take into account sales charges.
            (3) The Fund began operations on 6/25/93. Index comparisons begin on 6/30/93.

--------------------------------------------------------------------------------
Fees and
Expenses    These tables describe the fees and expenses you may pay if you buy
of the      and hold Institutional Class or Administrative Class shares of the
Fund        Fund:

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
            ------------------------------------------------------------------
         Institutional   1.25%    None           0.26%         1.51%
            ------------------------------------------------------------------
         Administrative  1.25     0.25%          0.26          1.76
            ------------------------------------------------------------------
            (1)  Other Expenses reflects a 0.25% Administrative Fee paid by the class and 0.01% in other expenses attributable to that class during the most recent fiscal year.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
            ------------------------------------------------------------------
         Institutional   $154     $477           $824          $1,802
            ------------------------------------------------------------------
         Administrative   179      554            954           2,073
            ------------------------------------------------------------------

                                                                   Prospectus 34

            PIMCO Small-Cap Value Fund
                                            Ticker Symbols: PSVIX (Inst. Class)
                                                   PVADX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment          Fund Focus              Approximate
Investments   Objective           Undervalued smaller     Capitalization Range
and           Seeks long-term     capitalization          Between $100 million
Strategies    growth of capital   common stocks           and $1.5 billion
              and income
                                  Approximate Number      Dividend Frequency
                                  of Holdings             At least annually
                                  100

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of between $100 million and $1.5 billion at the time of investment and below average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

              The Fund's initial selection universe consists of approximately
            4,500 stocks of companies within the Fund's capitalization range. The portfolio managers screen this universe to identify approximately 500 undervalued stocks representing approximately 160 industry groups. This screening process is based on a number of valuation factors, including P/E ratios (calculated both with respect to trailing operating earnings and forward earnings estimates) and price-to-sales, price-to-book value, and price-to-cash flow ratios. These factors are considered both on a relative basis (compared to other stocks in the same industry group) and on an absolute basis (compared to the overall market).

              From this narrowed universe, the portfolio managers select approximately 100 stocks for the Fund, each of which has close to equal weighting in the portfolio. They select stocks based on a quantitative analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields and trading liquidity. The portfolio is also structured to have a maximum weighting of no more than 10% in any one industry. The portfolio managers may replace a stock if its market capitalization becomes excessive, if its valuation exceeds the average valuation of stocks represented in the S&P 500 Index, or when a stock within the same industry group has a considerably lower valuation than the Fund's current holding.

              Under normal circumstances, the Fund intends to be fully
            invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk           .Smaller Company Risk  .Credit Risk
              .Issuer Risk           .Liquidity Risk        .Management Risk
              .Value Securities Risk .Focused Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception of Administrative Class shares (11/1/95), performance information shown in the Average Annual
            Total Returns table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional
            Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

35 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                                                            --------------------

                                                            1/1/00 -
                                                             9/30/00    10.93%


                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (2nd Qtr.
                                                            "99)          16.39%
                                                            --------------------
                                                            Lowest (3rd Qtr.
                                                            "98)         -18.61%

                             [CHART APPEARS HERE]

                              1992       18.27%
                              1993       13.39%
                              1994       -4.07%
                              1995       24.98%
                              1996       27.22%
                              1997       34.47%
                              1998       -9.16%
                              1999       -6.40%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                     Fund Inception
                                      1 Year         5 Years         (10/1/91)(/3/)
            -----------------------------------------------------------------------
         Institutional Class          -6.40%         12.97%          11.98%
            -----------------------------------------------------------------------
         Administrative Class         -6.69%         12.67%          11.69%
            -----------------------------------------------------------------------
         Russell 2000 Index(/1/)      21.25%         16.69%          14.97%
            -----------------------------------------------------------------------
         Lipper Small-Cap Value Funds
          Average(/2/)
                                       5.87%         13.76%          13.08%
            -----------------------------------------------------------------------

            (1) The Russell 2000 Index is a capitalization weighted broad based index of 2,000 small capitalization U.S. stocks. It is not possible to invest directly in the index.
            (2) The Lipper Small-Cap Value Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index. It does not take into account sales charges.
            (3) The Fund began operations on 10/1/91. Index comparisons begin on 9/30/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)
                                                          None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
            ------------------------------------------------------------------
         Institutional   0.60%    None           0.26%         0.86%
            ------------------------------------------------------------------
         Administrative  0.60     0.25%          0.26          1.11
            ------------------------------------------------------------------
            (1)  Other Expenses reflects a 0.25% Administrative Fee paid by the class and 0.01% in other expenses attributable to that class during the most recent fiscal year.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
            ------------------------------------------------------------------
         Institutional   $ 88     $274           $477          $1,061
            ------------------------------------------------------------------
         Administrative   113      353            612           1,352
            ------------------------------------------------------------------

                                                                   Prospectus 36

            PIMCO Enhanced Equity Fund
                                                        Ticker Symbols:
                                                      PEEIX (Inst. Class)
                                                      PEQAX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective
Investments                      Fund Focus             Approximate
and           Seeks to provide   A portion of the       Capitalization Range
Strategies    a total return     common stocks          More than $5 billion
              which equals or    represented in
              exceeds the        the S&P 500            Dividend Frequency
              total return       Index                  At least annually
              performance of
              an index           Approximate Number
              (currently the     of Holdings
              S&P 500 Index)     100-200
              that represents
              the performance
              of a reasonably
              broad spectrum
              of common stocks
              that are
              publicly traded
              in the U.S.



            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks represented in the S&P 500 Index.

             In making investment decisions for the Fund, the portfolio managers first rank the stocks in the S&P 500 Index using a quantitative model that analyses each stock's exposure to both growth factors (including company revenues and cash flows, reported and estimated earnings and earnings estimates revisions) and value factors (including relative stock price and price-to-earnings ratios). The rankings give more weight to stocks with rising earnings expectations where the stock price reflects reasonable valuation relative to other stocks in the same industry sector.

             Using these rankings, the portfolio managers construct a sector-
            neutral portfolio of between 100 to 200 stocks designed to have above-average total return potential relative to the S&P 500 Index. The portfolio managers also use a computer optimization model to provide risk-controlled exposure to the S&P 500 Index, such that the portfolio ordinarily has no greater volatility than the index and provides diversification across the industry sectors represented in the index. The portfolio managers attempt to maintain this balance through frequent and modest restructuring of the portfolio. Generally, a stock is sold when it drops significantly in the portfolio managers' rankings or when a replacement is necessary to maintain the Fund's balance of risk relative to the S&P 500 Index.

             Notwithstanding these strategies, there is no assurance that the
            Fund's investment performance will equal or exceed that of the S&P 500 Index.

             The Fund may invest in stocks of foreign issuers if included in the S&P 500. The Fund may change the index upon which it bases its performance without shareholder approval, although it does not expect to make such a change under ordinary circumstances.

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

      .Market Risk            .Foreign Investment Risk    .Leveraging Risk

      .Issuer Risk            .Currency Risk              .Credit Risk

      .Value Securities Risk  .Focused Investment Risk    .Management Risk

      .Growth Securities Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception of Administrative Class shares (8/21/97), performance information shown in the Average Annual
            Total Returns table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional
            Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

37  PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                                                            --------------------

                                                            1/1/00 - 9/30/00
                                                                    -2.89%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (4th Qtr.
                                                            1998)        22.48%
                                                            --------------------
                                                            Lowest (3rd Qtr.
                                                            1998)        -13.13%
            [CHART APPEARS HERE]
               1992    6.60%
               1993    3.71%
               1994   -0.49%
               1995   34.42%
               1996   21.15%
               1997   30.85%
               1998   26.51%
               1999   17.49%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                             Fund Inception
                                  1 Year       5 Years       (2/11/91)(/3/)
            -------------------------------------------------------------------------
         Institutional Class      17.49%       25.93%        17.41%
            -------------------------------------------------------------------------
         Administrative Class     17.40%       25.64%        17.13%
            -------------------------------------------------------------------------
         S&P 500 Index(/1/)       21.04%       28.56%        20.50%
            -------------------------------------------------------------------------
         Lipper Large-Cap Core
          Funds Average(/2/)
                                  22.77%       25.49%        18.48%
            -------------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into accout sales charges.
            (3) The Fund began operations on 2/11/91. Index comparisons begin on 1/31/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
            ------------------------------------------------------------------
         Institutional   0.45%    None           0.26%         0.71%
            ------------------------------------------------------------------
         Administrative  0.45     0.25%          0.26          0.96
            ------------------------------------------------------------------
            (1)  Other Expenses reflects a 0.25% Administrative Fee paid by the class and 0.01% in other expenses attributable to that class during the most recent fiscal year.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
            ------------------------------------------------------------------
         Institutional   $73      $227           $395          $  883
            ------------------------------------------------------------------
         Administrative   98       306            531           1,178
            ------------------------------------------------------------------

                                                                   Prospectus 38

            PIMCO Tax-Efficient Equity Fund
                                                         Ticker Symbols:
                                                         N/A   (Inst. Class)
                                                         PTXAX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment ObjectiveFund Focus              Approximate
Investments   Seeks maximum       A portion of the        Capitalization Range
and           after-tax growth    common stocks           More than $5 billion
Strategies    of capital          represented in
                                  the S&P 500 Index

                                  Approximate Number      Dividend Frequency
                                  of Holdings
                                  More than 200           At least annually


            The Fund attempts to provide a total return which exceeds the return of the S&P 500 Index by investing in a broadly diversified portfolio of at least 200 common stocks. The Fund also attempts to achieve higher after-tax returns for its shareholders by using a variety of tax-efficient management strategies.

             The Fund seeks to achieve its investment objective by normally investing at least 95% of its assets in stocks represented in the S&P 500 Index. The Fund's portfolio is designed to have certain characteristics that are similar to those of the index, including such measures as dividend yield, P/E ratio, relative volatility, economic sector exposure, return on equity and market price-to-book value ratio. The Fund's return is intended to correlate highly with the return of the S&P 500 Index, but the portfolio managers attempt to produce a higher total return than the index by selecting a portion of the stocks represented in the index using the quantitative techniques described below. The portfolio managers also use these techniques to make sell decisions. Notwithstanding these strategies, there is no assurance that the Fund's investment performance will equal or exceed that of the S&P 500 Index.

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

             Quantitative Techniques. The portfolio managers use a proprietary quantitative model that ranks companies based on long-term (5-10 years) price appreciation potential. They analyze factors such as growth of sustainable earnings and dividend behavior. Stocks in the top 50% of the model's ranking are considered for purchase by the Fund. The Fund looks to sell stocks selected from the bottom 20% of the model's ranking based on cost, current market value and anticipated benefit of replacement. The portfolio managers' sell discipline also focuses on reducing realized capital gains as indicated below.

             Tax-Efficient Strategies. The portfolio managers utilize a range of active tax management strategies designed to minimize the Fund's taxable distributions, including low portfolio turnover and favoring investments in low-dividend, growth-oriented companies. The portfolio managers also identify specific shares of stock to be sold that have the lowest tax cost. When prudent, stocks are also sold to realize capital losses in order to offset realized capital gains. In limited circumstances, the Fund may also distribute appreciated securities to shareholders to meet redemption requests so as to avoid realizing capital gains. Despite the use of these tax-efficient strategies, the Fund may realize gains and shareholders will incur tax liability from time to time.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk           .Growth Securities Risk  .Credit Risk
              .Issuer Risk           .Focused Investment Risk .Management Risk
              .Value Securities Risk .Leveraging Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance
Information The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Administrative Class shares. For periods prior to the inception of Institutional Class shares (7/2/99) and Administrative Class shares (9/30/98), performance information shown in the bar chart (including the information to its right) and in the Average Annual Total Returns table for those classes is based on the performance of the Fund's Class D shares, which are offered in a different prospectus. The prior Class D performance has been adjusted to reflect that there are lower administrative fees and other expenses paid by Institutional Class and Administrative Class shares (including no distribution and/or service (12b-1) fees paid by Institutional Class shares). Past performance is no guarantee of future results.

39 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Administrative Class

                                                            More Recent Return
                                                            Information
                                                            --------------------

                                                            1/1/00 - 9/30/00
                                                            -2.42%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------

                                                            Highest (4th Qtr.
                                                            '99)     14.98%
                                                            --------------------
                                                            Lowest (3rd Qtr.
                                                            '99)          -7.32%
[BAR CHART OF TOTAL RETURNS APPEARS HERE]


                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                        Fund Inception
                                     1 Year             (7/10/98)(/3/)
            --------------------------------------------------------------------------
         Administrative Class        17.66%             15.62%
            --------------------------------------------------------------------------
         Institutional Class         18.09%             16.05%
            --------------------------------------------------------------------------
         S&P 500 Index(/1/)          21.04%             20.42%
            --------------------------------------------------------------------------
         Lipper Large-Cap Core Funds
          Average(/2/)
                                     22.77%             20.65%
            --------------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
            (3) The Fund began operations on 7/10/98. Index comparisons begin on 6/30/98.


--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
            -----------------------------------------------------------------
         Institutional   0.45%    None           0.26%         0.71%
            -----------------------------------------------------------------
         Administrative  0.45     0.25%          0.26          0.96
            -----------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class and 0.01% in other expenses attributable to that class during the most recent fiscal year.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distribution, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class           Year 1             Year 3             Year 5             Year 10
            -----------------------------------------------------------------------------------
         Institutional          $73                $227               $395              $  883
            -----------------------------------------------------------------------------------
         Administrative          98                 306                531               1,178
            -----------------------------------------------------------------------------------

                                                                   Prospectus 40

            PIMCO Structured Emerging Markets Fund
                                                        Ticker Symbols: PSTIX
                                                        (Inst. Class)
                                                                  N/A  (Admin.
                                                                  Class)
--------------------------------------------------------------------------------
Principal     Investment          Fund Focus              Approximate
Investments   Objective           Common stocks of        Capitalization Range
and           Seeks long-term     emerging market         All capitalizations
Strategies    growth of capital   issuers


                                                          Dividend Frequency
                                  Approximate Number      At least annually
                                  of Holdings
                                  More than 300

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies located in, or whose principal business operations are based in, emerging markets. The Fund is normally exposed to roughly 20 emerging market countries and invests in more than 300 stocks. The Fund invests most of its assets in foreign securities which trade primarily in currencies other than the U.S. dollar and may also invest directly in foreign currencies.

             The International Finance Corporation Investable Composite Index
            is the primary source for identifying emerging market countries for the Fund. The portfolio managers may identify other emerging market countries on the basis of market capitalization and liquidity, as well their inclusion (or consideration for inclusion) as emerging market countries in other broad-based market indexes.

             The portfolio managers follow a disciplined and systematic investment process that emphasizes diversification and fairly consistent allocation among countries, industries and issuers. They select countries based on factors such as level of economic development (with emphasis on GNP per capita and local economic diversification) and the maturity of equity markets in the country (with emphasis on freedom of investment flows and development of legal, regulatory, banking and settlement systems). They assign equal weight to most countries represented in the portfolio unless the size of a country's equity market is prohibitive. Countries with smaller equity markets (i.e., less than $5 billion of market capitalization) are assigned one-half the weight of countries with larger equity markets. The portfolio managers divide all issuers in each eligible country into the following five broad economic sector groups: financial, industrial, consumer, utilities and natural resources. The Fund attempts to maintain exposure across all five sectors in each country. The portfolio managers purchase and sell individual stocks based on such factors as liquidity, industry representation, performance relative to industry and long-term profitability. A stock may also be sold when the portfolio managers believe its relative weighting in the portfolio has become excessive.

             Aside from certain cash management practices, the Fund intends to invest substantially all of its assets in common stocks and other equity and equity-linked securities (including preferred stocks and convertible securities) and will not make defensive investments in response to unfavorable market and other conditions. The Fund may use derivatives.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Foreign               .Value Securities    .Focused
               Investment Risk        Risk                 Investment Risk
              .Emerging Markets      .Growth              .Leveraging Risk
               Risk                   Securities Risk     .Credit Risk
              .Currency Risk         .Smaller Company     .Management Risk
              .Market Risk            Risk
              .Issuer Risk           .Liquidity Risk
                                     .Derivatives Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

41 PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance Shown below is summary performance information for the Fund in a Information bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares, but the returns do not reflect the impact of a 1.00% Fund Reimbursement
            Fee charged both at the time of purchase and at the time of redemption. If they did, the returns would be lower than those shown. The Fund's Administrative Class shares do not have a performance history. Performance information shown in the Average Annual Total Returns table for Administrative Class shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares.
            Unlike the bar chart, performance figures for Institutional Class and Administrative Class shares in the Average Annual Total
            Returns table reflect the impact of Fund Reimbursement Fees. Past performance is no guarantee of future results.

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                                                            --------------------

                                                            1/1/00 - 9/30/00
                                                            -18.50%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (2nd Qtr.
                                                            '99)          31.36%
                                                            --------------------
                                                            Lowest (3rd Qtr.
                                                            '99)          -3.62%
[BAR CHART OF TOTAL RETURNS APPEARS HERE]
'99   65.04%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                 Fund Inception
                                                      1 Year     (6/30/98)(/3/)
            -------------------------------------------------------------------
         Institutional Class                          62.40%     31.47%
            -------------------------------------------------------------------
         Administrative Class                         62.03%     31.19%
            -------------------------------------------------------------------
         IFC Investable Composite Index(/1/)          66.79%     33.38%
            -------------------------------------------------------------------
         Lipper Emerging Markets Fund Average(/2/)    70.21%     29.21%
            -------------------------------------------------------------------

            (1) The IFC Investable Composite Index is an unmanaged index representing the movements of stock prices and total returns in emerging stock markets taking into consideration foreign investment restrictions and stock screening for minimum size and liquidity. It is not possible to invest directly in the index.
            (2) The Lipper Emerging Markets Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that have an investment objective of long-term capital appreciation through investing at least 65% of their total assets in "emerging markets" (as determined by a country's GNP per capita or other economic measures) securities. It does not take into account sales charges.
            (3) The Fund began operations on 6/30/98. Index comparisons begin on 6/30/98.
                                                                   Prospectus 42

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your         None
            investment)

            Fund Reimbursement Fee (as a percentage of offering or 1.00%* exchange price or amount redeemed)

            * Unless a waiver applies, you will be charged a "Fund
              Reimbursement Fee" when you purchase, sell (redeem) or exchange Institutional Class or Administrative Class shares of the Fund. The fee will be equal to 1.00% of the net asset value of the shares purchased, redeemed or exchanged. Fund Reimbursement Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and Exchanges--Fund Reimbursement Fees."

            Average Fund Operating Expenses (expenses that are deducted from Fund assets):

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
            -----------------------------------------------------------------
         Institutional   0.45%    None           0.79%         1.24%
            -----------------------------------------------------------------
         Administrative  0.45     0.25%          0.79          1.49
            -----------------------------------------------------------------

            (1) Other Expenses reflects a 0.50% Administrative Fee paid by the class and 0.29% in other expenses attributable to Institutional Class shares during the most recent fiscal year, and estimated to be attributable to Administrative Class shares during the current fiscal year.

            Examples: The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

            Assuming you redeem your shares at the end of each period.

         Share Class          Year 1           Year 3           Year 5           Year 10
            ----------------------------------------------------------------------------
         Institutional        $328             $600             $  893           $1,728
            ----------------------------------------------------------------------------
         Administrative        353              676              1,023            2,001
            ----------------------------------------------------------------------------

            Assuming you do not redeem your shares.

         Share Class          Year 1           Year 3           Year 5           Year 10
            ----------------------------------------------------------------------------
         Institutional        $225             $489             $774             $1,585
            ----------------------------------------------------------------------------
         Administrative        250              566              905              1,862
            ----------------------------------------------------------------------------

            * The Examples assume the payment of a 1.00% Fund Reimbursement Fee both at the time of purchase and at the time of redemption even though such fees may be waived for certain investors. See "Purchases, Redemptions and Exchanges--Fund Reimbursement Fees."


43 PIMCO Funds: Multi-Manager Series

            PIMCO Tax-Efficient Structured Emerging Markets Fund
                                           Ticker Symbols: PEFIX (Inst. Class)
                                                           N/A   (Admin. Class)
--------------------------------------------------------------------------------
              Investment
Principal     Objective           Fund Focus              Approximate
Investments                       Common stocks of        Capitalization Range
and           Seeks long-term     emerging market         All capitalizations
Strategies    growth of           issuers
              capital; the Fund
              also seeks to
              achieve superior    Approximate Number      Dividend Frequency
              after-tax returns   of Holdings             At least annually
              for its             More than 300
              shareholders by
              using a variety
              of tax-efficient
              management
              strategies


                                                          Dividend Frequency
                                  Approximate Number of Holdings
                                                          At least annually
                                  More than 300

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies located in, or whose principal business operations are based in, emerging markets. The Fund is normally exposed to roughly 20 emerging market countries and invests in more than 300 stocks. The Fund invests most of its assets in foreign securities which trade primarily in currencies other than the U.S. dollar and may also invest directly in foreign currencies.

             The International Finance Corporation Investable Composite Index
            is the primary source for identifying emerging market countries for the Fund. The portfolio managers may identify other emerging market countries on the basis of market capitalization and liquidity, as well their inclusion (or consideration for inclusion) as emerging market countries in other broad-based market indexes.

             The portfolio managers follow a disciplined and systematic investment process that emphasizes diversification and fairly consistent allocation among countries, industries and issuers. They select countries based on factors such as level of economic development (with emphasis on GNP per capita and local economic diversification) and the maturity of equity markets in the country (with emphasis on freedom of investment flows and development of legal, regulatory, banking and settlement systems). They assign equal weight to most countries represented in the portfolio unless the size of a country's equity market is prohibitive. Countries with smaller equity markets (i.e., less than $5 billion of market capitalization) are assigned one-half the weight of countries with larger equity markets. The portfolio managers divide all issuers in each eligible country into the following five broad economic sector groups: financial, industrial, consumer, utilities and natural resources. The Fund attempts to maintain exposure across all five sectors in each country. The portfolio managers purchase and sell individual stocks based on such factors as liquidity, industry representation, performance relative to industry and long-term profitability. A stock may also be sold when the portfolio managers believe its relative weighting in the portfolio has become excessive.

             Aside from certain cash management practices, the Fund intends to invest substantially all of its assets in common stocks and other equity and equity-linked securities (including preferred stocks and convertible securities) and will not make defensive investments in response to unfavorable market and other conditions. The Fund may use derivatives.

             Tax-Efficient Strategies. The portfolio managers utilize a range of active tax management strategies designed to minimize the Fund's taxable distributions, including low portfolio turnover and favoring investments in low-dividend, growth-oriented companies. The portfolio managers also identify specific shares of stock to be sold that have the lowest tax cost. When prudent, stocks are also sold to realize capital losses in order to offset realized capital gains. In limited circumstances, the Fund may also distribute appreciated securities to shareholders to meet redemption requests so as to avoid realizing capital gains. Despite the use of these tax-efficient strategies, the Fund may realize gains and shareholders will incur tax liability from time to time.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Foreign Investment   .Value Securities Risk  .Focused Investment
               Risk                 .Growth Securities       Risk
              .Emerging Markets     .Smaller Company Risk   .Leveraging Risk
               Risk                 .Liquidity Risk         .Credit Risk
              .Currency Risk        .Derivatives Risk       .Management Risk
              .Market Risk
              .Issuer Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

                                                                   Prospectus 44

--------------------------------------------------------------------------------
Performance Shown below is summary performance information for the Fund in a Information bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares, but the returns do not reflect the impact of a 1.00% Fund Reimbursement
            Fee charged both at the time of purchase and at the time of redemption. If they did, the returns would be lower than those shown. The Fund's Administrative Class shares do not have a performance history. Performance information shown in the Average Annual Total Returns table for Administrative Class shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares.
            Unlike the bar chart, performance figures for Institutional Class and Administrative Class shares in the Average Annual Total
            Returns table reflect the impact of Fund Reimbursement Fees. Past performance is no guarantee of future results.

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                                                            --------------------

                                                            1/1/00 - 9/30/00
                                                            -21.55%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (2nd Qtr.
                                                            '99)          32.77%
                                                            --------------------
                                                            Lowest (3rd Qtr.
                                                            '99)          -1.06%
[BAR CHART OF TOTAL RETURNS]
      '99 72.61%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                 Fund Inception
                                                      1 Year     (6/30/98)(/3/)
            -------------------------------------------------------------------
         Institutional Class                          69.68%     37.10%
            -------------------------------------------------------------------
         Administrative Class                         69.29%     36.82%
            -------------------------------------------------------------------
         IFC Investable Composite Index(/1/)          66.79%     33.38%
            -------------------------------------------------------------------
         Lipper Emerging Markets Fund Average(/2/)    70.21%     29.21%
            -------------------------------------------------------------------

            (1) The IFC Investable Composite Index is an unmanaged index representing the movements of stock prices and total returns in emerging stock markets taking into consideration foreign investment restrictions and stock screening for minimum size and liquidity. It is not possible to invest directly in the index.
            (2) The Lipper Emerging Markets Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that have an investment objective of long-term capital appreciation through investing at least 65% of their total assets in "emerging markets" (as determined by a country's GNP per capita or other economic measures) securities. It does not take into account sales charges.
            (3) The Fund began operations on 6/30/98. Index comparisons begin on 6/30/98.
45  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your         None
            investment)

            Fund Reimbursement Fee (as a percentage of offering or 1.00%* exchange price or amount redeemed)

            * Unless a waiver applies, you will be charged a "Fund
              Reimbursement Fee" when you purchase, sell (redeem) or exchange Institutional Class or Administrative Class shares of the Fund. The fee will be equal to 1.00% of the net asset value of the shares purchased, redeemed or exchanged. Fund Reimbursement Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and Exchanges--Fund Reimbursement Fees."

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
            -----------------------------------------------------------------
         Institutional   0.45%    None           0.55%         1.00%
            -----------------------------------------------------------------
         Administrative  0.45%    0.25%          0.55          1.25
            -----------------------------------------------------------------

            (1) Other Expenses reflects a 0.50% Administrative Fee paid by the class and 0.05% in other expenses attributable to that class during the most recent fiscal year.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

            Assuming you redeem your shares at the end of each period.

         Share Class           Year 1             Year 3             Year 5             Year 10
            -----------------------------------------------------------------------------------
         Institutional         $304               $527               $767               $1,459
            -----------------------------------------------------------------------------------
         Administrative         329                603                898                1,739
            -----------------------------------------------------------------------------------

            Assuming you do not redeem you shares.

         Share Class           Year 1             Year 3             Year 5             Year 10
            -----------------------------------------------------------------------------------
         Institutional         $201               $415               $647               $1,312
            -----------------------------------------------------------------------------------
         Administrative         226                493                779                1,596
            -----------------------------------------------------------------------------------

             * The Examples assume the payment of a 1.00% Fund Reimbursement Fee both at the time of purchase and at the time of redemption even though such fees may be waived for certain investors. See "Purchases, Redemptions and Exchanges--Fund Reimbursement Fees."
                                                                  Prospectus 46

            PIMCO International Fund
                                                         Ticker Symbols:
                                                         N/A (Inst. Class)
                                                         N/A (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment             Fund Focus           Approximate
Investments   Objective              Common stocks of     Capitalization Range
and           Seeks capital          foreign              More than $500
Strategies    appreciation           (non-U.S.)           million
              through                issuers
              investment in an                            Dividend Frequency
              international          Approximate Number   At least annually
              portfolio; income      of Holdings
              is an incidental       200-250
              consideration

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in an international portfolio of common stocks, which may or may not pay dividends. The Fund normally invests in securities traded principally in developed foreign securities markets, but may also invest up to 30% of its assets in developing or "emerging" markets. The Fund has no prescribed limits on geographic asset distribution and may invest in any foreign securities market in the world. The Fund may also invest in securities of foreign issuers traded on U.S. securities markets, but will normally not invest in U.S. issuers. The Fund invests most of its assets in foreign securities which trade in currencies other than the U.S. dollar and may invest directly in foreign currencies.


              The portfolio manager uses a "top down" investment approach. He first determines regional and country weightings for the Fund by considering such factors as the condition and growth potential of the various economies and securities markets, currency and taxation considerations and other financial, social, national and political factors. The Sub-Adviser's country specialists then select individual stocks to fill out the desired country weightings. In selecting stocks, the specialists analyze a broad range of company fundamentals, such as price-to-earnings, price-to-book value and price-to-cash flow ratios (value factors), earnings, dividend and profit growth (growth factors) and balance sheet strength and return on assets (quality factors). The portfolio manager sells stocks in order to adjust or rebalance the Fund's regional and country weightings or to replace companies with weakening fundamentals.

              The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts) primarily for risk management or hedging purposes. The Fund may also invest in equity securities other than common stocks (such as preferred stocks and convertible securities) and may invest up to 10% of its assets in other investment companies. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in foreign and domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Foreign Investment    .Value Securities      .Focused Investment
               Risk                   Risk                   Risk
              .Emerging Markets Risk .Growth Securities     .Leveraging Risk
              .Currency Risk          Risk                  .Credit Risk
              .Market Risk           .Smaller Companies     .Management Risk
              .Issuer Risk            Risk
                                     .Liquidity Risk
                                     .Derivatives Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception of Institutional Class and Administrative Class shares (9/30/98), performance information shown in the bar chart (including the information to its right) and in the Average Annual Total Returns table for those classes is based on the performance of the Fund's Class C shares, which are offered in a different prospectus. The prior Class C performance has been adjusted to reflect the actual fees and expenses paid by Institutional Class and Administrative Class shares, including no sales charges (loads) and lower distribution and/or service (12b-1 fees) (if any) and administrative fees. The Fund had different sub-advisers during the periods prior to November 15, 1994 and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

47  PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                                                            --------------------

                                                            1/1/00 - 9/30/00
                                                                    -18.06%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (4th Qtr.
                                                            "99)          21.81%
                                                            --------------------
                                                            Lowest (3rd Qtr.
                                                            "98)         -21.91%
                         [CHART APPEARS HERE]

                         1990         -14.51%
                         1991          21.28%
                         1992          -4.75%
                         1993          34.98%
                         1994          -7.11%
                         1995           7.01%
                         1996           6.98%
                         1997           3.03%
                         1998           9.68%
                         1999          28.32%

                    Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                            Fund Inception
                                    1 Year 5 Years 10 Years (8/25/86)(/3/)
            --------------------------------------------------------------
         Institutional Class        28.32% 10.67%   7.47%    9.07%
            --------------------------------------------------------------
         Administrative Class       27.96% 10.32%   7.17%    8.78%
            --------------------------------------------------------------
         MSCI EAFE Index(/1/)       27.31% 13.15%   7.34%   10.35%
            --------------------------------------------------------------
         Lipper International Fund
          Average(/2/)              40.76% 15.13%  10.28%   11.59%
            --------------------------------------------------------------

            (1) The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) ("MSCI EAFE") Index is a widely recognized, unmanaged index of issuers in countries of Europe, Australia and Asia. It is not possible to invest directly in the index.
            (2) The Lipper International Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest their assets in securities whose primary trading markets are outside of the United States. It does not take into account sales charges.
            (3) The Fund began operations on 8/25/86. Index comparisons begin on 8/31/86.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
            ------------------------------------------------------------------
         Institutional   0.55%    None           0.58%         1.13%
            ------------------------------------------------------------------
         Administrative  0.55     0.25%          0.58          1.38
            ------------------------------------------------------------------
            (1) Other Expenses reflects a 0.50% Administrative Fee paid by the class and 0.08% in other expenses attributable to that class during the most recent fiscal year.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
            ------------------------------------------------------------------
         Institutional   $115     $359           $622          $1,375
            ------------------------------------------------------------------
         Administrative   140      437            755           1,657
            ------------------------------------------------------------------

                                                                   Prospectus 48

            Summary of Principal Risks

            The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective.

Market      The market price of securities owned by a Fund may go up or down,
Risk        sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio will decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer      The value of a security may also decline for a number of reasons
Risk        which directly relate to the issuer, such as management
            performance, financial leverage and reduced demand for the issuer's goods or services.

Value
Securities  Each Fund may invest in companies that may not be expected to
Risk experience significant earnings growth, but whose securities its portfolio manager believes are selling at a price lower than their true value. The Equity Income, Value, Renaissance, Growth & Income, Allianz Select International, Mega-Cap, Capital Appreciation, Mid-Cap, Micro-Cap, Small-Cap Value, Enhanced Equity, Tax-Efficient Equity, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets and International Funds may place particular emphasis on value securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Growth
Securities  Each Fund may invest in equity securities of companies that its
Risk portfolio manager believes will experience relatively rapid earnings growth. The Growth & Income, Growth, Select Growth, Target, Opportunity, Innovation, Global Innovation, Allianz Select International, Mega-Cap, Capital Appreciation, Mid-Cap, Micro-Cap, Enhanced Equity, Tax-Efficient Equity, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets and International Funds may place particular emphasis on growth securities. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller
Company
Risk
            The general risks associated with equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less

49   PIMCO Funds: Multi-Manager Series
            frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. The Micro-Cap Fund, in particular, and the Innovation, Global Innovation, Opportunity and Small-Cap Value Funds generally have substantial exposure to this risk. The Growth & Income, Target, Allianz Select International and Mid-Cap Funds also have significant exposure to this risk because they invest substantial assets in companies with medium-sized market capitalizations, which are smaller and generally less-seasoned than the largest companies.

IPO Risk The Funds, particularly the Global Innovation Fund, may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Liquidity   All of the Funds are subject to liquidity risk. Liquidity risk
Risk        exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives All Funds except the Mega-Cap, Capital Appreciation, Mid-Cap,
Risk Micro-Cap and Small-Cap Value Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Sector
Specific
Risks
            In addition to other risks, Funds that invest a substantial portion of their assets in related industries (or "sectors") may have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

                                                                   Prospectus 50

            Technology Related Risk. Because the Global Innovation and Innovation Funds concentrate their investments in companies which utilize innovative technologies, they are subject to risks particularly affecting those companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, signficant losses and/or limited earnings, security price volatility and limited operating histories. Other Funds may also be subject to these risks to the extent they invest their assets in technology or technology-related companies.

Foreign
(non-       A Fund that invests in foreign securities, and particularly the
U.S.)       Global Innovation, Allianz Select International, Structured
Investment  Emerging Markets, Tax-Efficient Structured Emerging Markets and
Risk        International Funds, may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S.
            issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S.
            issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S.
            standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that a Fund, such as the Global
            Innovation, Allianz Select International, Structured Emerging
            Markets, Tax-Efficient Structured Emerging Markets or
            International Fund, invests a significant portion of its assets in a narrowly defined geographic area such as Europe, Asia or South
            America, the Fund will generally have more exposure to regional economic risks associated with foreign investments. Adverse conditions in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.

Emerging    Foreign investment risk may be particularly high to the extent
Markets     that a Fund invests in emerging market securities of issuers based
Risk        in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. The Structured Emerging
            Markets and Tax-Efficient Structured Emerging Markets Funds normally invest most of their assets in emerging market securities and are particularly sensitive to these risks. The Global
            Innovation, Allianz Select International and International Funds may also invest a significant portion of their assets in emerging market securities. In addition, the risks associated with investing in a narrowly defined geographic area (discussed above under "Foreign (non-U.S.) Investment Risk") are generally more pronounced with respect to investments in emerging market countries.

Currency
Risk Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Global Innovation, Allianz Select International, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets and International Funds are particularly sensitive to currency risk. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Focused
Investment
Risk

            Focusing Fund investments in a small number of issuers, industries or foreign currencies or regions increases risk. Funds, such as the Select Growth Fund, that are "non-diversified" because they invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value. Some of those

51 PIMCO Funds: Multi-Manager Series
            issuers also may present substantial credit or other risks. The Global Innovation, Allianz Select International, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets and International Funds may be subject to increased risk to the extent that they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the U.S., because companies in those areas may share common characteristics and are often subject to similar business risks and regulatory burdens, and their securities may react similarly to economic, market, political or other developments. Similarly, the Innovation and Global Innovation Funds are vulnerable to events affecting companies which use innovative technologies to gain a strategic, competitive advantage in their industry and companies that provide and service those technologies because these funds normally "concentrate" their investments in those companies. Also, the Funds may from time to time have greater risk to the extent they invest a substantial portion of their assets in companies in related industries such as "technology" or "financial and business services," which may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to economic, market, political or other developments.

Leveraging  Leverage, including borrowing, will cause the value of a Fund's
Risk        shares to be more volatile than if the Fund did not use leverage.
            This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The Funds, and in particular the Global Innovation, Enhanced Equity, Tax-Efficient Equity, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets and International Funds, may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Interest    To the extent that Funds purchase fixed income securities for
Rate Risk   investment or defensive purposes, they will be subject to interest rate risk, a market risk relating to investments in fixed income securities such as bonds and notes. The Growth & Income Fund is particularly sensitive to this risk because it may invest in interest rate sensitive securities such as corporate bonds.

            As interest rates rise, the value of fixed income securities in a Fund's portfolio are likely to decrease. Securities with longer "durations" (defined below) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. Generally, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Credit      All of the Funds are subject to credit risk. This is the risk that
Risk        the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

High
Yield       Funds that invest in high yield securities and unrated securities
Risk        of similar quality (commonly known as "junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. The Growth & Income
            Fund is particularly susceptible to this risk. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund's ability to sell them.

Management
Risk
            Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO Advisors, the Sub-Advisers and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

                                                                   Prospectus 52

            Management of the Funds

Investment
Adviser
and
Administrator
            PIMCO Advisors serves as the investment adviser and the administrator (serving in its capacity as administrator, the "Administrator") for the Funds. Subject to the supervision of the Board of Trustees, PIMCO Advisors is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.

             PIMCO Advisors is located at 800 Newport Center Drive, Newport
            Beach, California 92660. Organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of September 30, 2000, PIMCO Advisors and its subsidiary partnerships had approximately $272 billion in assets under management.

             PIMCO Advisors has retained investment management firms ("Sub-
            Advisers") to manage each Fund's investments, except that the PIMCO Equity Advisors division of PIMCO Advisors manages the investments of the Equity Income, Value, Renaissance, Growth & Income, Growth, Select Growth, Target, Opportunity, Innovation and Global Innovation Funds. (PIMCO Equity Advisors is also referred to as a "Sub-Adviser" in this capacity.) See "Sub-Advisers" below.

             PIMCO Advisors has retained its affiliate, Pacific Investment
            Management Company LLC ("Pacific Investment Management Company"), to provide various administrative and other services required by the Funds in its capacity as sub-administrator. PIMCO Advisors and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory    Each Fund pays PIMCO Advisors fees in return for providing or
Fees        arranging for the provision of investment advisory services. In the case of Funds for which PIMCO Advisors has retained a separate
            Sub-Adviser, PIMCO Advisors (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

             For the fiscal year ended June 30, 2000, the Funds paid monthly advisory fees to PIMCO Advisors at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

         Fund                                                  Advisory Fees
            ----------------------------------------------------------------
         Equity Income, Value, Capital Appreciation, Mid-Cap,
          Enhanced Equity, Tax-Efficient Equity, Structured
          Emerging Markets and
          Tax-Efficient Structured Emerging Markets Funds          0.45%
         Growth Fund                                               0.50%
         Target and International Funds                            0.55%
         Renaissance, Select Growth and Small-Cap Value Funds      0.60%*
         Growth & Income Fund                                      0.63%*
         Opportunity and Innovation Funds                          0.65%
         Allianz Select International Fund                         0.75%*
         Micro-Cap Fund                                            1.25%

            -------

            * On April 1, 2000, the advisory fee rate for the Select Growth
              Fund increased from 0.57% to 0.60% per annum. On May 8, 2000, the advisory fee rate for the Allianz Select International Fund decreased from 0.85% to 0.75% per annum. On August 1, 2000, the advisory fee rate for the Growth & Income Fund decreased from 0.63% to 0.60% per annum.

             The Global Innovation and Mega-Cap Funds were not operational during the entire fiscal year ended June 30, 2000. The annual investment advisory fee rates payable by those Funds are 1.00% and 0.45%, respectively (each stated as a percentage of the average daily net assets of each Fund taken separately).

53  PIMCO Funds: Multi-Manager Series

Administrative
Fees

            Each Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Institutional and Administrative Class shareholders of each Fund pay an administrative fee to PIMCO Advisors, computed as a percentage of the Fund's assets attributable in the aggregate to those classes of shares. PIMCO Advisors, in turn, provides or procures administrative services for Institutional and Administrative Class shareholders and also bears the costs of most third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Institutional and Administrative Class shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust's disinterested Trustees.

             Institutional and Administrative Class shareholders of the Funds pay PIMCO Advisors monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Institutional and Administrative Class shares):

         Fund                                               Administrative Fees
            -------------------------------------------------------------------
         Allianz Select International, Structured Emerging
          Markets, Tax-Efficient Structured Emerging
          Markets and International Funds                          0.50%
         Global Innovation Fund                                    0.40%
         All Other Funds                                           0.25%

Sub-        Each Sub-Adviser has full investment discretion and makes all
Advisers    determinations with respect to the investment of a Fund's assets.
            The following provides summary information about each Sub-Adviser, including the Fund(s) it manages and its investment specialty.

         Sub-Adviser*              Funds                      Investment Specialty
            ----------------------------------------------------------------------------
         PIMCO Equity Advisors     Equity Income, Value,      Disciplined approach to
         division of PIMCO         Renaissance, Growth &      identifying quality growth
         Advisors ("PIMCO Equity   Income, Growth, Select     and/or undervalued
         Advisors")                Growth, Target,            companies
         1345 Avenue of the        Opportunity, Innovation
         Americas, 50th Floor      and Global Innovation
         New York, NY 10105

         PIMCO/Allianz             Allianz Select             International stocks using
         International Advisors    International              a research-driven "bottom-
         LLC ("PAIA")                                         up" approach.
         1345 Avenue of the
         Americas, 50th Floor
         New York, NY 10105

         Cadence Capital           Mega-Cap, Capital          A blend of growth
         Management ("Cadence")    Appreciation, Mid-Cap and  companies whose stock is
         Exchange Place, 53 State  Micro-Cap                  reasonably valued by the
         Street                                               market
         Boston, MA 02109

         NFJ Investment Group      Small-Cap Value            Value stocks that the Sub-
         ("NFJ")                                              Adviser believes are
         2121 San Jacinto, Suite                              undervalued and/or offer
         1840                                                 above-average dividend
         Dallas, TX 75201                                     yields

         Parametric Portfolio      Enhanced Equity, Tax-      Stocks, using
         Associates                Efficient Equity,          quantitatively-driven
         ("Parametric")            Structured Emerging        fundamental analysis and
         7310 Columbia Center,     Markets and Tax-Efficient  economic methods, with a
         701 Fifth Avenue          Structured Emerging        specialty in tax-efficient
         Seattle, WA 98104         Markets                    products

         Blairlogie Capital        International              International stocks using
         Management                                           Scottish standards of
         ("Blairlogie")                                       prudent investment
         4th Floor, 125 Princes                               management with modern
         Street                                               quantitative analytical
         Edinburgh EH2 4AD,                                   tools
         Scotland

            -------
            * PIMCO Equity Advisors is a division of PIMCO Advisors. PAIA is a wholly-owned subsidiary of PIMCO Advisors. With the exception of Blairlogie, each of the other Sub-Advisers is an affiliated sub-partnership of PIMCO Advisors.

             The following provides additional information about each Sub-
            Adviser and the individual Portfolio Manager(s) who have or share primary responsibility for managing the Funds' investments.

PIMCO
Equity
Advisors

            A division of PIMCO Advisors, PIMCO Equity Advisors provides equity-related advisory services to mutual funds and institutional accounts. Accounts managed by PIMCO Equity Advisors had combined assets as of September 30, 2000 of approximately $14.5 billion. See "Investment Adviser and Administrator" above for additional information about PIMCO Advisors.

                                                                   Prospectus 54

            The following individuals at PIMCO Equity Advisors have or share primary responsibility for the noted Funds. A different sub-advisory firm served as Sub-Adviser for each of the Growth, Target, Opportunity and Innovation Funds prior to March 6, 1999, for the Renaissance Fund prior to May 7, 1999, for the Select Growth and Growth & Income Funds prior to July 1, 1999, and for the Equity Income and Value Funds prior to May 8, 2000.

                          Portfolio
         Fund             Manager(s)          Since          Recent Professional Experience
            -------------------------------------------------------------------------------------
         Equity Income    Kenneth W. Corba     5/00          Managing Director and Chief
                                                             Investment Officer of PIMCO Equity
                                                             Advisors and a Member of the
                                                             Management Board of PIMCO Advisors.
                                                             Prior to joining PIMCO Advisors, he
                                                             was with Eagle Asset Management from
                                                             1995 to 1998, serving in various
                                                             capacities including as Chief
                                                             Investment Officer and Portfolio
                                                             Manager. He was with Stein Roe and
                                                             Farnham Inc. from 1984 to 1995,
                                                             serving in various capacities
                                                             including as Director of the Capital
                                                             Management Group, Senior Vice
                                                             President and Portfolio Manager.

         Value            John K. Schneider    5/00          Senior Portfolio Manager of PIMCO
                                                             Equity Advisors. Prior to joining
                                                             PIMCO Advisors, he was a partner and
                                                             Portfolio Manager of Schneider
                                                             Capital Management from 1996 to
                                                             1999, where he managed equity
                                                             accounts for various institutional
                                                             clients. Prior to that he was a
                                                             member of the Equity Policy
                                                             Committee and Director of Research
                                                             at Newbold's Asset Management from
                                                             1991 to 1996.

         Renaissance      Mr. Schneider        5/99          See above.



         Growth & Income  Mr. Corba            7/99          See above.

                          Peter C. Thoms       8/00          Investment Analyst at Federated
                                                             Investors from July 1998 to May
                                                             1999. Previously, he received his
                                                             M.B.A. at the University of
                                                             Virginia's Darden School of
                                                             Business.
         Growth           Mr. Corba            5/99          See above.

         Select Growth    Messrs. Corba and    7/99          See above.
                          Schneider

         Target           Mr. Corba            3/99          See above.

                          Jeff Parker          3/99          Assistant Portfolio Manager and
                                                             Research Analyst for PIMCO Equity
                                                             Advisors. Prior to joining PIMCO
                                                             Equity Advisors, he managed equity
                                                             accounts as an Assistant Portfolio
                                                             Manager at Eagle Asset Management
                                                             from 1996 to 1998. He was a Senior
                                                             Consultant with Andersen Consulting,
                                                             specializing in healthcare and
                                                             technology, from 1991 to 1994.

         Opportunity      Michael F. Gaffney   3/99          Managing Director of PIMCO Equity
                                                             Advisors, where he manages the
                                                             Opportunity Fund and other small-cap
                                                             products. Prior to joining PIMCO
                                                             Advisors, he was with Alliance
                                                             Capital Management L.P. from 1993 to
                                                             1999, serving in various capacities
                                                             including as Senior Vice President
                                                             and Portfolio Manager.

         Innovation       Dennis P. McKechnie 10/98          Portfolio Manager of PIMCO Equity
                                                             Advisors. Prior to joining PIMCO
                                                             Advisors, he was with Columbus
                                                             Circle Investors from 1991 to 1999,
                                                             where he managed equity accounts and
                                                             served in various capacities
                                                             including as Portfolio Manager for
                                                             the Innovation Fund.

         Global           Mr. McKechnie       12/99+         See above.
         Innovation
                          Jiyoung Kim         4/00           Senior Research Analyst for PIMCO
                                                             Innovation Fund, where she covers
                                                             biotechnology, telecommunications
                                                             equipment, semiconductors and
                                                             networking. Prior to joining PIMCO
                                                             Equity Advisors in 1999, she was a
                                                             Senior Research Analyst at Fred
                                                             Alger Management from 1994 to 1999.
                                                             Prior to that, she was a Senior
                                                             Research Technician at Repligen, a
                                                             biopharmaceutical company.

            -------
            + Since inception of the Fund. Prior to PIMCO Advisors and PIMCO
              Equity Advisors assuming their positions as Adviser and Sub-Adviser, respectively, of the Global Innovation Fund, Mr. McKechnie managed the Fund's portfolio in his capacity as an officer of the Trust.

55 PIMCO Funds: Multi-Manager Series

PAIA
            A wholly-owned subsidiary of PIMCO Advisors, PAIA provides international advisory services to mutual funds. PAIA commenced operations during the fourth quarter of 2000. Different firms served as sub-adviser to the Allianz Select International Fund prior to November 1, 2000.

            The following individuals at PAIA share primary responsibility for the Allianz Select International Fund.

         Fund           Portfolio Manager(s)             Since Recent Professional Experience
            ---------------------------------------------------------------------------------
         Allianz        Udo Frank (lead manager)         11/00 Managing Director and Chief
         Select                                                Investment Officer of Allianz
         International                                         Asset Advisory and Management
                                                               GmbH ("Allianz AAM"),
                                                               responsible for the entire
                                                               investment area (since 1997),
                                                               and Chief Executive Officer
                                                               and Chief Investment Officer
                                                               of Allianz PIMCO Asset
                                                               Management. Previously, Mr.
                                                               Frank served as the Chief
                                                               Investment Officer of Allianz
                                                               KAG (since 1994).

                        Wolfram Gerdes (co-manager)      11/00 Managing director of Equity
                                                               Portfolio Management at
                                                               Allianz AAM since 1998. Prior
                                                               to joining Allianz AAM, he
                                                               held various positions,
                                                               including head of Portfolio
                                                               Management, with Allianz
                                                               Lebensversicherungs AG from
                                                               1992 to 1998.

                        Gerd Wolfgang Hintz (co-manager) 11/00 Managing Director of the
                                                               Equity Research Department at
                                                               Allianz AAM since 1998. In
                                                               addition, he has been
                                                               responsible for Allianz AAM's
                                                               trading department since
                                                               January 2000. Previously, he
                                                               was the head of Research and
                                                               Investor Relations of Allianz
                                                               AG.

Cadence
            An affiliated sub-partnership of PIMCO Advisors, Cadence provides advisory services to mutual funds and institutional accounts. Cadence Capital Management Corporation, the predecessor investment adviser to Cadence, commenced operations in 1988. Accounts managed by Cadence had combined assets as of September 30, 2000 of approximately $6.8 billion.

            The following individuals at Cadence share primary responsibility for each of the noted Funds.

                               Portfolio
         Fund                  Manager(s)          Since          Recent Professional Experience
            ------------------------------------------------------------------------------------------
         Mega-Cap              David B. Breed       9/99*         Managing Director, Chief Executive
                                                                  Officer, Chief Investment Officer
                                                                  and founding partner of Cadence.
                                                                  Member of the Management Board of
                                                                  PIMCO Advisors. He is a research
                                                                  generalist and has lead the team of
                                                                  portfolio managers and analysts
                                                                  since 1988. Mr. Breed has managed
                                                                  separate equity accounts for many
                                                                  institutional clients and has led
                                                                  the team that manages the PIMCO
                                                                  Funds sub-advised by Cadence since
                                                                  those Funds' inception dates.

                               William B. Bannick   9/99*         Managing Director and Executive Vice
                                                                  President at Cadence. Mr. Bannick is
                                                                  a research generalist and Senior
                                                                  Portfolio Manager for the Cadence
                                                                  team. He has managed separately
                                                                  managed equity accounts for various
                                                                  Cadence institutional clients and
                                                                  has been a member of the team that
                                                                  manages the PIMCO Funds sub-advised
                                                                  by Cadence since joining Cadence in
                                                                  1992.

                               Katherine A. Burdon  9/99*         Managing Director and Senior
                                                                  Portfolio Manager at Cadence. Ms.
                                                                  Burdon is a research generalist and
                                                                  has managed separately managed
                                                                  equity accounts for various Cadence
                                                                  institutional clients and has been a
                                                                  member of the team that manages the
                                                                  PIMCO Funds sub-advised by Cadence
                                                                  since joining Cadence in 1993.

                               Peter B. McManus     9/99*         Director, Account Management at
                                                                  Cadence. He has been a member of the
                                                                  investment team at Cadence and
                                                                  handles client relationships of
                                                                  separately managed accounts, and has
                                                                  been a member of the team that
                                                                  manages the PIMCO Funds sub-advised
                                                                  by Cadence since joining Cadence in
                                                                  1994. Previously, he served as a
                                                                  Vice President of Bank of Boston
                                                                  from 1991 to 1994.

         Capital Appreciation  Mr. Breed            3/91*         See above.
                               Mr. Bannick         10/92          See above.
                               Ms. Burdon           1/93          See above.
                               Mr. McManus         10/94          See above.

         Mid-Cap               Mr. Breed            8/91*         See above.
                               Messrs. Bannick and Same as        See above.
                               McManus and         Capital
                               Ms. Burdon          Appreciation
                                                   Fund

         Micro-Cap             Messrs. Breed and    6/93*         See above.
                               Bannick and Ms.
                               Burdon

                               Mr. McManus         10/94          See above.

            -------
            *Since inception of the Fund.

                                                                   Prospectus 56

NFJ
            An affiliated sub-partnership of PIMCO Advisors, NFJ provides advisory services to mutual funds and institutional accounts. NFJ Investment Group, Inc., the predecessor investment adviser to NFJ, commenced operations in 1989. Accounts managed by NFJ had combined assets as of September 30, 2000 of approximately $1.8 billion.

            The following individuals at NFJ share primary responsibility for the noted Fund.

                          Portfolio
         Fund             Manager(s)          Since          Recent Professional Experience
            -------------------------------------------------------------------------------------
         Small-Cap Value  Chris Najork        10/91*         Managing Director and founding
                                                             partner of NFJ. He has 30 years'
                                                             experience encompassing equity
                                                             research and portfolio management.
                                                             Prior to the formation of NFJ in
                                                             1989, he was a senior vice
                                                             president, senior portfolio manager
                                                             and analyst at NationsBank, which he
                                                             joined in 1974.

                          Benno J. Fischer    10/91*         Managing Director and founding
                                                             partner of NFJ. He has 32 years'
                                                             experience in portfolio management,
                                                             investment analysis and research.
                                                             Prior to the formation of NFJ in
                                                             1989, he was chief investment
                                                             officer (institutional and fixed
                                                             income), senior vice president and
                                                             senior portfolio manager at
                                                             NationsBank, which he joined in
                                                             1971. Prior to joining NationsBank,
                                                             Mr. Fischer was a securities analyst
                                                             at Chase Manhattan Bank and Clark,
                                                             Dodge.

                          Paul A. Magnuson     7/95          Principal at NFJ. He is a Portfolio
                                                             Manager and Senior Research Analyst
                                                             with 14 years' experience in equity
                                                             analysis and portfolio management.
                                                             Prior to joining NFJ in 1992, he was
                                                             an assistant vice president at
                                                             NationsBank, which he joined in
                                                             1985. Within the Trust Investment
                                                             Qualitative Services Division of
                                                             NationsBank, he was responsible for
                                                             equity analytics and structured
                                                             fund management.

            -------
            *Since inception of the Fund.

Parametric
            An affiliated sub-partnership of PIMCO Advisors, Parametric provides advisory services to mutual funds and institutional accounts. Parametric Portfolio Associates, Inc., the predecessor investment adviser to Parametric, commenced operations in 1987. Accounts managed by Parametric had combined assets as of September 30, 2000 of approximately $4.4 billion.

            The following individuals share primary responsibility for each of the noted Funds.

                                   Portfolio
         Fund                      Manager(s)          Since          Recent Professional Experience
            ----------------------------------------------------------------------------------------------
         Enhanced Equity           David Stein          7/96*         Managing Director of Parametric. He
                                                                      has been with Parametric since 1996
                                                                      where he leads the investment,
                                                                      research and product development
                                                                      activities. Previously, he served in
                                                                      Investment Research at GTE
                                                                      Corporation from 1995 to 1996, in
                                                                      Equity Research at Vanguard Group
                                                                      from 1994 to 1995 and in Investment
                                                                      Research at IBM Corporation from
                                                                      1977 to 1994.

                                   Tom Seto            10/98*         Vice President and Portfolio Manager
                                                                      of Parametric. Since joining
                                                                      Parametric in 1998, he has been
                                                                      responsible for management of
                                                                      Parametric's active U.S. equity
                                                                      strategies and has managed
                                                                      structured equity portfolios.
                                                                      Previously, he was with Barclays
                                                                      Global Investors from 1991 to 1998,
                                                                      serving in various capacities
                                                                      including as head of U.S. Equity
                                                                      Index Investments and Portfolio
                                                                      Manager.



         Tax-Efficient Equity      Messrs. Stein and    9/98*         See above.
                                   Seto

         Structured Emerging       Messrs. Stein and    6/98*         See above.
         Markets                   Seto

                                   Cliff Quisenberry    6/98*         Vice President and Global Portfolio
                                                                      Manager of Parametric. He joined
                                                                      Parametric in 1998 where he heads
                                                                      international investments in both
                                                                      developed and emerging markets.
                                                                      Previously, he served as Vice
                                                                      President and Portfolio Manager at
                                                                      Cutler & Co. from 1990 to 1994 and
                                                                      as a Securities Analyst and
                                                                      Portfolio Manager at Fred Alger
                                                                      Management from 1987 to 1998.

         Tax-Efficient Structured  Messrs. Stein, Seto  6/98*         See above.
         Emerging Markets          and Quisenberry

            -------
            *Since inception of the Fund.

57 PIMCO Funds: Multi-Manager Series

Blairlogie
            Blairlogie provides advisory services to mutual funds and institutional accounts. Blairlogie Capital Management Ltd., the predecessor investment adviser to Blairlogie, commenced operations in 1992. Accounts managed by Blairlogie had combined assets as of September 30, 2000 of approximately $1.0 billion.

             Blairlogie is an indirect majority-owned subsidiary of the
            Alleghany Corporation, and is not an affiliate of PIMCO Advisors. Blairlogie was formerly an affiliated sub-partnership of PIMCO Advisors. On April 30, 1999, PIMCO Advisors sold all of its ownership interest in Blairlogie to subsidiaries of the Alleghany Corporation. PIMCO Advisors retained Blairlogie as the Sub-Adviser of the International Fund both prior and subsequent to this transaction.

            The following individual at Blairlogie has primary responsibility for the International Fund.

         Fund           Portfolio Manager Since Recent Professional Experience
            --------------------------------------------------------------------------
         International  James Smith       11/94 Chief Investment Officer of Blairlogie
                                                since 1992, responsible for setting
                                                investment policy, asset allocation,
                                                managing the investment team and stock
                                                selection in Latin America.

Adviser/Sub-Adviser
Relationship

            Shareholders of each Fund (except the Innovation, Mid-Cap and Micro-Cap Funds) have approved a proposal permitting PIMCO Advisors to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order prohibits PIMCO Advisors from entering into sub-advisory agreements with affiliates of PIMCO Advisors without shareholder approval, unless those affiliates are substantially wholly-owned by PIMCO Advisors. PIMCO Advisors has the ultimate responsibility to oversee the Sub-Advisers and to recommend their hiring, termination and replacement.

Distributor The Trust's Distributor is PIMCO Funds Distributors LLC, a wholly owned subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stamford, Connecticut 06902, is a broker-dealer registered with the Securities and Exchange Commission.

                                                                   Prospectus 58

            Investment Options --
            Institutional Class and Administrative Class Shares

            The Trust offers investors Institutional Class and Administrative Class shares of the Funds in this Prospectus.

             The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class or Administrative Class shares, except that a 1.00% Fund Reimbursement Fee may apply to transactions involving shares of the Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds. See "Purchases, Redemptions and Exchanges--Fund Reimbursement Fees" below.

             Administrative Class shares are generally subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

              . Service and Distribution (12b-1) Fees--Administrative Class
            Shares. The Trust has adopted an Administrative Services Plan for the Administrative Class shares of each Fund. It has also adopted a Distribution Plan for the Administrative Class shares of each Fund. Each Plan has been adopted in accordance with the requirements of Rule 12b-1 under the Investment Company Act of 1940 and is administered in accordance with that rule. However, shareholders do not have the voting rights set forth in Rule 12b-1 with respect to the Administrative Services Plan.

             Each Plan allows the Funds to use its Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Funds as their funding medium and for related expenses.

             In combination, the Plans permit a Fund to make total
            reimbursements at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund's Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares and may cost an investor more than other types of sales charges.

              . Arrangements with Service Agents. Institutional Class and
            Administrative Class shares of the Funds may be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

59 PIMCO Funds: Multi-Manager Series

            Purchases, Redemptions and Exchanges

Purchasing  Investors may purchase Institutional Class and Administrative
Shares Class shares of the Funds at the relevant net asset value ("NAV") of that class without a sales charge or other fee, except that a 1.00% Fund Reimbursement Fee may apply to transactions involving shares of the Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds. See "Fund Reimbursement Fees" below.

             Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds.

             Administrative Class shares are offered primarily through
            employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

             Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and "wrap account" programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party.

              . Investment Minimums. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000 per Fund. At the discretion of PIMCO Advisors, the minimum initial investment may be waived for Institutional or Administrative Class shares offered to clients of PIMCO Equity Advisors, PAIA Cadence, NFJ, Pacific Investment Management Company, Parametric, and their affiliates, and to the benefit plans of PIMCO Advisors and its affiliates. In addition, the minimum initial investment does not apply to Institutional Class shares offered through fee-based programs sponsored and maintained by a registered broker-dealer and approved by the Distributor in which each investor pays an asset based fee at an annual rate of at least 0.50% of the assets in the account to a financial intermediary for investment advisory and/or administrative services.

             The Trust and the Distributor may waive the minimum initial investment for other categories of investors at their discretion.

             The investment minimums discussed in this section and the
            limitations set forth in "Investment Limitations" below do not apply to participants in PIMCO Advisors Portfolio Strategies, a managed product sponsored by PIMCO Advisors.

              . Timing of Purchase Orders and Share Price Calculations. A
            purchase order received by the Trust's transfer agent, National Financial Data Services (the "Transfer Agent"), prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day's net asset value ("NAV"). An order received after the close of regular trading on the New York Stock Exchange will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the New York Stock Exchange and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is "open for business" on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

                                                                   Prospectus 60

              . Initial Investment. Investors may open an account by
            completing and signing a Client Registration Application and mailing it to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. A Client Registration Application may be obtained by calling 1-800-927-4648.

             Except as described below, an investor may purchase Institutional
            Class and Administrative Class shares only by wiring federal funds to the Transfer Agent, National Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, amount being wired, and wiring bank name.

             An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with PIMCO Advisors or one of its affiliates, from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company LLC, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

              . Additional Investments. An investor may purchase additional
            Institutional Class and Administrative Class shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

              . Other Purchase Information. Purchases of a Fund's
            Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

             The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

             An investor should invest in the Funds for long-term investment purposes only. The Trust and PIMCO Advisors each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

             Institutional Class and Administrative Class shares of the Trust may not be qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Fund are available for offer and sale in the investor's state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

             Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if PIMCO Advisors or a Sub-Adviser intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

              . Retirement Plans. Shares of the Funds are available for
            purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts

61 PIMCO Funds: Multi-Manager Series
            contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

              . Fund Reimbursement Fees. Investors in Institutional Class and
            Administrative Class shares of the Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds are subject to a "Fund Reimbursement Fee," both at the time of purchase and at the time of redemption, equal to 1.00% of the net asset value of the shares purchased or redeemed. Fund Reimbursement Fees are not paid separately, but are deducted automatically from the amount invested or the amount to be received in connection with a redemption. Fund Reimbursement Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO Advisors, the Fund's Sub-Adviser, or the Distributor. Fund Reimbursement Fees are not sales loads or contingent deferred sales charges. Reinvestment of dividends and capital gains distributions paid to shareholders by the Funds are not subject to Fund Reimbursement Fees, but redemptions and exchanges of shares acquired by these reinvestments are subject to Fund Reimbursement Fees unless a waiver applies.

             The purpose of the Fund Reimbursement Fees is to defray the costs associated with investing the proceeds of the sale of the Fund's shares (in the case of purchases) or the costs associated with the sale of portfolio securities to satisfy redemption requests (in the case of redemptions), thereby insulating existing shareholders from such costs. The amount of a Fund Reimbursement Fee represents the Sub-Adviser's estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities, including international stocks, associated with an investor's purchase or redemption. These costs include brokerage costs, market impact costs (i.e., the increase in market prices which may result when a Fund purchases or sells thinly traded stocks) and the effect of "bid/asked" spreads in international markets. Transaction costs incurred when purchasing or selling stocks of companies in foreign countries, and particularly emerging market countries, may be significantly higher than those in more developed countries. This is due, in part, to less competition among brokers, underutilization of technology on the part of foreign exchanges and brokers, the lack of less expensive investment options (such as derivative instruments) and lower levels of liquidity in foreign and underdeveloped markets.

             Waiver of Fund Reimbursement Fees. Former participants in the
            Parametric Portfolio Associates Emerging Markets Trust will not be subject to Fund Reimbursement Fees with respect to any shares of the Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds they acquired through June 30, 1998, and will not be subject to Fund Reimbursement Fees upon the subsequent redemption (including any redemption in connection with an exchange) of any shares acquired by any such participant through June 30, 1998. Such participants will be subject to such Fund Reimbursement Fees to the same extent as any other shareholder on any shares of either Fund acquired (whether by reinvestment of dividends or capital gain distributions or otherwise) after June 30, 1998.

Redeeming
Shares
              . Redemptions by Mail. An investor may redeem (sell)
            Institutional Class and Administrative Class shares by submitting a written request to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust's account records,

                                                                   Prospectus 62
            and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

              . Redemptions by Telephone or Other Wire Communication. An
            investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-949-725-6830, by sending an e-mail to shareholder.services@pimco.com or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone or e-mail, but must be confirmed in writing by an authorized party prior to processing.

             In electing a telephone redemption, the investor authorizes
            Pacific Investment Management Company and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Pacific Investment Management Company or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and Pacific Investment Management Company or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See "Other Redemption Information."

             Shareholders may decline telephone exchange or redemption
            privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

             Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

              . Other Redemption Information. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information, such as account number, redemption amount (in dollars or shares) and the Fund name, and must be executed or initialed by the appropriate signatories. A redemption request received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day.

             Unless eligible for a waiver, shareholders of the Structured
            Emerging Markets and Tax-Efficient Structured Emerging Markets Funds who redeem their shares will pay a Fund Reimbursement Fee equal to 1.00% of the NAV of the shares redeemed. See "Fund Reimbursement Fees" above.

63 PIMCO Funds: Multi-Manager Series

             Redemption proceeds will ordinarily be wired to the investor's bank within three business days after the redemption request, but may take up to seven business days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

             For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust's procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

             Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000. This mandatory redemption policy does not apply to participants in PIMCO Advisors Portfolio Strategies, a managed product sponsored by PIMCO Advisors.

             The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

             Redemptions of Fund shares may be suspended when trading on the
            New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Exchange
Privilege   Except as provided below, an investor may exchange Institutional
            Class or Administrative Class shares of a Fund for shares of the same class of any other Fund or other series of the Trust that offers that class based on the respective NAVs of the shares involved. An exchange may be made by following the redemption procedure described above under "Redemptions by Mail" or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-4648. An investor may also exchange shares of a Fund for shares of the same class of a series of PIMCO Funds:
            Pacific Investment Management Series, an affiliated mutual fund family composed primarily of fixed income portfolios managed by Pacific Investment Management Company, subject to any restrictions on exchanges set forth in the applicable series' prospectus(es).
            Shareholders interested in such an exchange may request a prospectus for these other series by contacting PIMCO Funds:
            Pacific Investment Management Series at the same address and telephone number as the Trust.

                                                                   Prospectus 64

             Unless eligible for a waiver, shareholders who exchange their
            Institutional Class or Administrative Class shares of a Fund for the same class of shares of the Structured Emerging Markets or Tax-Efficient Structured Emerging Markets Fund will be subject to a Fund Reimbursement Fee of 1.00% of the NAV of the shares of these Funds acquired in connection with the exchange. Also, shareholders who exchange shares of the Structured Emerging Markets Fund or Tax-Efficient Structured Emerging Markets Fund for shares of any other Fund will be subject to a Fund Reimbursement Fee of 1.00% of the NAV of the shares of these Funds redeemed in connection with the exchange. See "Fund Reimbursement Fees" above.

             An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor's state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See "Tax Consequences" in this Prospectus and "Taxation" in the Statement of Additional Information.

             The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO Advisors, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO Advisors to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges investors may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund, and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 30 days' prior notice whenever it is reasonably able to do so.

            How Fund Shares Are Priced

             The net asset value ("NAV") of a Fund's Institutional and
            Administrative Class shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

             For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to procedures established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

             Investments initially valued in currencies other than the U.S.
            dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the NAV of the Global Innovation, Allianz Select International, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets and International Funds may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

65  PIMCO Funds: Multi-Manager Series

             Fund shares are valued at the close of regular trading (normally
            4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

             In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

             Under certain circumstances, the per share NAV of the
            Administrative Class shares of the Funds may be lower than the per share NAV of the Institutional Class shares as a result of the daily expense accruals of the service and/or distribution fees paid by Administrative Class shares. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the two classes.

            Fund Distributions

            Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder's purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the service and/or distribution fees applicable to Administrative Class shares. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

          Fund                      At Least Annually                 Quarterly
            -------------------------------------------------------------------
          Equity Income Fund                                              .
            -------------------------------------------------------------------
          All other Funds                  .
            -------------------------------------------------------------------

             In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

             A Fund's dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions.

             Shareholders do not pay any sales charges or other fees
            (including Fund Reimbursement Fees) on the receipt of shares received through the reinvestment of Fund distributions. However, shareholders of the Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds who receive additional shares through the reinvestment of distributions will pay a Fund Reimbursement Fee if they subsequently redeem or exchange those shares. See "Purchases, Redemptions and Exchanges--Fund Reimbursement Fees."

             For further information on distribution options, please contact the Trust at 1-800-927-4648.

                                                                   Prospectus 66

            Tax Consequences

              . Taxes on Fund Distributions. A shareholder subject to U.S.
            federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

             Fund dividends (i.e., distributions of investment income) are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long the shareholder owned the shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to shareholders as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will generally be taxable as ordinary income.

             Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder's investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

              . Taxes on Redemptions or Exchanges of Shares. Any gain
            resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

              . A Note on the Tax-Efficient Equity and Tax-Efficient
            Structured Emerging Markets Funds. The Tax-Efficient Equity and Tax-Efficient Structured Emerging Markets Funds utilize a number of tax-efficient management techniques designed to minimize taxable distributions. For instance, the Funds generally seek to minimize realized gains and, when realizing gains, attempt to realize gains that will be taxed as capital gains (i.e., as gains on investments owned for more than 12 months) when distributed to shareholders. Although the Funds attempt to minimize taxable distributions, they may be expected to earn and distribute taxable income and realize and distribute capital gains from time to time.

              . A Note on Foreign Investments. A Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Shareholders of the Global Innovation, Allianz Select International, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets and International Funds may be entitled to claim a credit or deduction with respect to foreign taxes.

             This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

67  PIMCO Funds: Multi-Manager Series

            Characteristics and Risks of Securities and Investment Techniques

            This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investments or strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of PIMCO Advisors, the Sub-Advisers and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Fixed       Fixed income securities are obligations of the issuer to make
Income      payments of principal and/or interest on future dates, and include
Securities  corporate and government bonds, notes, certificates of deposit,
and         commercial paper, convertible securities and mortgage-backed and
Defensive   other asset-backed securities.
Strategies

             Aside from the cash management practices described below, the
            Mega-Cap, Capital Appreciation, Mid-Cap, Micro-Cap, Enhanced Equity and Tax-Efficient Equity Funds intend to be as fully invested in common stocks as practicable at all times. The Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds normally invest substantially all of their assets in common stocks and other equity and equity-linked securities, but may invest up to 5% of their assets in fixed income securities of emerging market issuers. For cash management purposes, each of these Funds may maintain a portion of its assets (normally not more than 10%) in U.S. Government securities, high quality fixed income securities, money market obligations and cash to pay certain Fund expenses and to meet redemption requests. None of the Funds listed in this paragraph will make defensive investments in response to unfavorable market and other conditions and therefore may be particularly vulnerable to general declines in stock prices and/or other categories of securities in which they invest.

             Under normal circumstances, the Small-Cap Value Fund intends to be fully invested in common stocks (aside from cash management practices), except that the Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. The Equity Income, Value, Renaissance, Growth, Select Growth, Target, Opportunity, Innovation, Global Innovation, Allianz Select International and International Funds will each invest primarily in common stocks, and may also invest in other kinds of equity securities, including preferred stocks and securities (including fixed income securities and warrants) convertible into or exercisable for common stocks. Each of these Funds may invest a portion of its assets in fixed income securities. These Funds may temporarily hold up to 100% of their assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions. The Growth & Income Fund will invest primarily in common stocks, but may also invest significant portions of its assets in preferred stocks, fixed income securities, convertible securities and real estate investment trusts, or "REITs." The Growth & Income Fund may temporarily hold up to 100% of its assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions. The Allianz Select International and International Funds may also hold up to 100% of their assets in other domestic fixed income, foreign fixed income and equity securities principally traded in the U.S., including obligations issued or guaranteed by a foreign government or its agencies, authorities or instrumentalities, corporate bonds and

                                                                   Prospectus 68

            American Depository Receipts, for temporary defensive purposes. The temporary defensive strategies described in this paragraph would be inconsistent with the investment objective and principal investment strategies of each of the noted Funds and may adversely affect the Fund's ability to achieve its investment objective.

Companies
With
Smaller
Market
Capitalizations

            Each of the Funds may invest in securities of companies with market capitalizations that are small compared to other publicly traded companies. The Micro-Cap Fund, in particular, and the Opportunity and Small-Cap Value Funds generally invest primarily in smaller companies and are especially sensitive to the risks described below. In addition, the Innovation and Global Innovation Funds generally have substantial exposure to these risks. The Target, Growth & Income, Allianz Select International and Mid-Cap Funds also have significant exposure to these risks because they invest primarily in companies with medium-sized market capitalizations, which are smaller and generally less well-known or seasoned than the largest companies.

             Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

             Because securities of smaller companies may have limited
            liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

Initial     The Funds, particularly the Global Innovation Fund, may purchase
Public      securities in initial public offerings (IPOs). These securities
Offerings   are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

69 PIMCO Funds: Multi-Manager Series

Foreign
(non-       The Allianz Select International, Structured Emerging Markets,
U.S.)       Tax-Efficient Structured Emerging Markets and International Funds
Securities  normally invest principally in securities of foreign issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies
            (together, "foreign securities"). The Global Innovation Fund will invest in the securities of issuers located in at least three countries (one of which may be the United States). The Equity
            Income, Value, Renaissance, Growth & Income, Growth, Target,
            Opportunity and Innovation Funds may invest up to 15% of their respective assets in foreign securities. The Select Growth Fund may invest up to 25% of its assets in foreign securities. Each of these Funds may invest without limit in ADRs (defined below). The
            Enhanced Equity and Tax-Efficient Equity Funds may invest in common stocks of foreign issuers if included in the S&P 500 Index.

             All of the Funds may invest in American Depository Receipts
            (ADRs). In addition, the Equity Income, Value, Renaissance, Growth & Income, Growth, Select Growth, Target, Opportunity, Innovation, Global Innovation, Allianz Select International, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets and International Funds may invest in European Depository Receipts
            (EDRs) and Global Depository Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

             Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Emerging
Market      Each of the Funds that may invest in foreign securities may invest
Securities  in securities of issuers based in or that trade principally in countries with developing (or "emerging market") economies. The
            Structured Emerging Markets and Tax-Efficient Structured Emerging
            Markets Funds normally invest most of their assets in emerging market securities. The Global Innovation, Allianz Select
            International and International Funds may also invest significant portions of their assets in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may

                                                                   Prospectus 70
            occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

             Additional risks of emerging market securities may include:
            greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

             Special Risks of Investing in Russian and Other Eastern European
            Securities. Each of the Global Innovation, Allianz Select International, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets and International Funds may invest a significant portion of its assets in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When a Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

Foreign
Currencies  A Fund that invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. The Global Innovation, Allianz Select International, Structured
            Emerging Markets, Tax-Efficient Structured Emerging Markets and International Funds are particularly sensitive to this risk.

             Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. The euro and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

             Foreign Currency Transactions. The Equity Income, Value,
            Renaissance, Growth & Income, Growth, Select Growth, Target, Opportunity, Innovation, Global Innovation, Allianz Select International, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets and International Funds may enter into forward foreign currency exchange contracts, primarily to reduce the risks of adverse changes in foreign exchange rates. In addition, the Global Innovation, Allianz Select International, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets and International Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract,

71 PIMCO Funds: Multi-Manager Series
            which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

             The Global Innovation, Allianz Select International, Structured
            Emerging Markets, Tax-Efficient Structured Emerging Markets and International Funds may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's portfolio manager. The Global Innovation, Allianz Select International, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets and International Funds may use one currency (or basket of currencies) to hedge against adverse changes in the value of another currency (or basket of currencies) when exchange rates between the two currencies are positively correlated. Each Fund will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Corporate   Each Fund that may invest in fixed income securities may invest in
Debt        corporate debt securities. The Growth & Income Fund may invest up
Securities  to 10% of its assets in these securities. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

Convertible Each Fund may invest in convertible securities. The Growth & Securities Income Fund may place particular emphasis on convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Derivatives
            Each Fund (except the Mega-Cap, Capital Appreciation, Mid-Cap, Micro-Cap and Small-Cap Value Funds) may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will

                                                                   Prospectus 72
            succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

             Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements. The Equity Income, Value, Renaissance, Growth & Income, Growth, Select Growth, Target, Opportunity, Innovation, Global Innovation, Allianz Select International, Tax-Efficient Equity, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets and International Funds may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. Each of these Funds may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies. The Enhanced Equity Fund may purchase and write options on securities indexes and enter into securities index futures contracts and options on securities index futures contracts. The Global Innovation, Allianz Select International, Tax-Efficient Equity, Structured Emerging Markets and Tax-Efficient Structured Emerging Markets may enter into swap agreements with respect to securities indexes. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

             A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

             Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

             Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

             Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

             Leveraging Risk Because many derivatives have a leverage
            component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

             Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

73 PIMCO Funds: Multi-Manager Series

             Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

             Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

Equity-
Linked      The Funds may invest in equity-linked securities. Each of the
Securities  Allianz Select International, Structured Emerging Markets and Tax-
            Efficient Structured Emerging Markets Funds may invest up to 15% of its assets in equity-linked securities. The International Fund may invest up to 5% of its assets in equity-linked securities.
            Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that a Fund invests in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities. See "Foreign Securities" above. In addition, an investing Fund bears the risk that the issuer of an equity-linked security may default on its obligations under the security.
            Equity-linked securities may be considered illiquid and thus subject to the Funds' restrictions on investments in illiquid securities.

            The Funds may invest in securities based on their credit ratings
Credit      assigned by rating agencies such as Moody's Investors Service,
Ratings     Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P").
and         Moody's, S&P and other rating agencies are private services that
Unrated     provide ratings of the credit quality of fixed income securities,
Securities  including convertible securities. The Appendix to the Statement of
            Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO Advisors and the Sub-Advisers do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

             A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.


High
Yield
Securities  Securities rated lower than Baa by Moody's or lower than BBB by
            S&P are sometimes referred to as "high yield securities" or "junk bonds." The Funds, particularly the Growth & Income Fund, may invest in these securities. Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated

                                                                   Prospectus 74
            fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities typically may be subject to greater levels of interest rate, credit and liquidity risk and may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Loans of    For the purpose of achieving income, each Fund may lend its
Portfolio   portfolio securities to brokers, dealers, and other financial
Securities  institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
            "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

Short       Each Fund may make short sales as part of its overall portfolio
Sales       management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. A Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-       Each Fund may purchase securities which it is eligible to purchase
Issued,     on a when-issued basis, may purchase and sell such securities for
Delayed     delayed delivery and may make contracts to purchase such
Delivery    securities for a fixed price at a future date beyond normal
and         settlement time (forward commitments). When-issued transactions,
Forward     delayed delivery purchases and forward commitments involve a risk
Commitment of loss if the value of the securities declines prior to the Transactionssettlement date. This risk is in addition to the risk that the
            Fund's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Each Fund may enter into repurchase agreements, in which the Fund Agreements purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Those Funds whose investment objectives do not include the earning of income will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse
Repurchase
Agreements
and Other
Borrowings
            Each Fund may enter into reverse repurchase agreements, subject to the Fund's limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements.

75 PIMCO Funds: Multi-Manager Series

            A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.

Illiquid    Each Fund may invest in securities that are illiquid so long as
Securities  not more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term
            "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment
in Other    The Allianz Select International and International Funds may
Investment  invest up to 10% of their assets in securities of other investment
Companies   companies, such as closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. Each of the other Funds may invest up to 5% of its assets in other investment companies. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Portfolio
Turnover With the exception of the Tax-Efficient Equity and Tax-Efficient Structured Emerging Markets Funds, the length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements, although the Tax-Efficient Equity and Tax-Efficient Structured Emerging Markets Funds will generally attempt to limit portfolio turnover as part of their tax-efficient management strategies. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance. Funds, such as the Growth & Income, Select Growth and Allianz Select International Funds, that have recently changed Sub-Advisers and/or investment objectives and policies may experience increased portfolio turnover due to the differences between the Funds' previous and current investment objectives and policies and portfolio management strategies.

Changes     The investment objective of each of the Renaissance, Growth &
in          Income, Growth, Select Growth, Target, Opportunity, Innovation,
Investment Global Innovation, Allianz Select International, Mega-Cap, Tax-Objectives Efficient Equity, Tax-Efficient Structured Emerging Markets and
and         International Funds described in this Prospectus may be changed by
Policies    the Board of Trustees without shareholder approval. The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. If there is a change in a Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.


                                                                   Prospectus 76

New and
Smaller-    In addition to the risks described under "Summary of Principal
Sized       Risks" above and in this section, several of the Funds are newly
Funds       formed and therefore have limited or no performance history for investors to evaluate. Also, it is possible that newer Funds and smaller-sized Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds' size, may have a disproportionate impact on the Funds' performance results. The
            Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Percentage Unless otherwise stated, all percentage limitations on Fund Investment investments listed in this Prospectus will apply at the time of Limitations investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other       The Funds may invest in other types of securities and use a
Investments variety of investment techniques and strategies which are not
and         described in this Prospectus. These securities and techniques may
Techniques  subject the Funds to additional risks. Please see the Statement of
            Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

77 PIMCO Funds: Multi-Manager Series

                   [This page intentionally left blank]




                                                                 Prospectus  78

            Financial Highlights

            The financial highlights table is intended to help a shareholder understand the financial performance of Institutional and Administrative Class shares of each Fund for the past 5 years or, if the class is less than 5 years old, since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Trust's annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor.

                        Net Asset                Net Realized/     Total    Dividends  Dividends in  Distributions
       Year or            Value        Net         Unrealized   Income from  from Net  Excess of Net   from Net
        Period          Beginning  Investment    Gain (Loss) on Investment  Investment  Investment     Realized
        Ended           of Period Income (Loss)   Investments   Operations    Income      Income     Capital Gains
------------------------------------------------------------------------------------------------------------------
Equity Income Fund (i)
 Institutional Class
  06/30/00               $15.62      $ 0.39 (a)      $(2.44)(a)   $(2.05)     $(0.39)      $0.00        $(0.48)
  06/30/99                16.09        0.44 (a)        1.28 (a)     1.72       (0.43)       0.00         (1.76)
  06/30/98                15.41        0.44 (a)        2.75 (a)     3.19       (0.42)       0.00         (2.09)
  06/30/97                14.36        0.40            3.17         3.57       (0.55)       0.00         (1.97)
  11/01/95-06/30/96       13.09        0.78            1.31         2.09       (0.34)       0.00         (0.48)
 Administrative Class
  06/30/00                15.61        0.37 (a)       (2.46)(a)    (2.09)      (0.33)       0.00         (0.48)
  06/30/99                16.08        0.41 (a)        1.28 (a)     1.69       (0.40)       0.00         (1.76)
  06/30/98                15.40        0.40 (a)        2.75 (a)     3.15       (0.38)       0.00         (2.09)
  06/30/97                14.35        0.27            3.26         3.53       (0.51)       0.00         (1.97)
  11/01/95-06/30/96       13.13        0.75            1.31         2.06       (0.36)       0.00         (0.48)
Value Fund (i)
 Institutional Class
  06/30/00               $15.30      $ 0.28 (a)      $(1.33)(a)   $(1.05)     $(0.26)      $0.00        $(0.57)
  06/30/99                15.66        0.28 (a)        1.36 (a)     1.64       (0.28)       0.00         (1.72)
  06/30/98                14.81        0.25 (a)        2.47 (a)     2.72       (0.24)       0.00         (1.63)
  06/30/97                12.46        1.05            2.11         3.16       (0.31)       0.00         (0.50)
  11/01/95-06/30/96       12.53        0.25            1.62         1.87       (0.17)       0.00         (1.77)
 Administrative Class
  06/30/00                15.26        0.24 (a)       (1.33)(a)    (1.09)      (0.25)       0.00         (0.57)
  06/30/99                15.65        0.26 (a)        1.32 (a)     1.58       (0.25)       0.00         (1.72)
  08/21/97-06/30/98       15.66        0.19 (a)        1.65 (a)     1.84       (0.22)       0.00         (1.63)
Renaissance Fund (ii)
 Institutional Class
  06/30/00               $18.23      $ 0.42 (a)      $(0.23)(a)   $ 0.19      $ 0.00       $0.00        $(2.59)
  06/30/99                19.07        0.06 (a)        1.43 (a)     1.49        0.00        0.00         (2.33)
  12/30/97-06/30/98       16.73        0.05            2.29         2.34        0.00        0.00          0.00
 Administrative Class
  06/30/00                18.18        0.11 (a)        0.09 (a)     0.20        0.00        0.00         (2.59)
  08/31/98-06/30/99       15.37        0.02 (a)        5.12 (a)     5.14        0.00        0.00         (2.33)
Growth & Income Fund
 (ii)
 Institutional Class
  06/30/00               $15.84      $(0.07)(a)      $ 5.81 (a)   $ 5.74      $ 0.00       $0.00        $(8.18)
  06/30/99                13.53       (0.03)(a)        2.99 (a)     2.96        0.00        0.00         (0.65)
  06/30/98                14.04       (0.03)(a)        3.61 (a)     3.58        0.00        0.00         (4.09)
  06/30/97                14.66       (0.06)(a)        1.31 (a)     1.25        0.00        0.00         (1.87)
  11/01/95-06/30/96       12.92        0.49            1.62         2.11        0.00        0.00         (0.37)
 Administrative Class
  07/01/98-05/27/99(b)    13.50       (0.05)(a)        1.71 (a)     1.66        0.00        0.00         (0.65)
  08/21/97-06/30/98       15.27       (0.05)(a)        2.37 (a)     2.32        0.00        0.00         (4.09)
Growth Fund (ii)
 Institutional Class
  06/30/00               $31.24      $(0.14)(a)      $ 9.73 (a)   $ 9.59      $ 0.00       $0.00        $(5.66)
  03/31/99-06/30/99       31.27       (0.01)(a)       (0.02)(a)    (0.03)       0.00        0.00          0.00
 Administrative Class
  06/30/00                31.23       (0.21)(a)        9.59 (a)     9.38        0.00        0.00         (5.66)
  03/31/99-06/30/99       31.27       (0.04)(a)        0.00 (a)    (0.04)       0.00        0.00          0.00

-------
 *    Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) All Administrative Class shares of the Growth & Income Fund were redeemed on May 27, 1999.

(i) The information provided for the Equity Income and Value Funds reflects the results of operations under the Funds' former Sub-Adviser through May 8, 2000; the Funds would not necessarily have achieved the results shown above under their current investment management arrangements.

(ii) The information provided for the Renaissance, Growth & Income and Growth Funds reflects results of operations under the Funds' former Sub-Adviser through May 7, June 30, and March 6, 1999, respectively; the Funds would not necessarily have achieved the performance results shown above under their current investment management arrangements. The Growth & Income Fund (formerly the Mid-Cap Equity Fund) changed its investment objective and policies on August 1, 2000; the performance results shown above would not necessarily have been achieved had the Fund's current objective and policies been in effect during the periods shown.

79  PIMCO Funds: Multi-Manager Series

                                           Fund                                                        Ratio of Net
Distributions                          Reimbursement                                       Ratio of     Investment
in Excess of   Tax Basis               Fee Added To  Net Asset               Net Assets   Expenses to  Income (Loss)
Net Realized   Return of     Total       Paid-In-    Value End                 End of     Average Net   to Average     Portfolio
Capital Gains   Capital  Distributions    Capital    of Period Total Return Period (000s)   Assets      Net Assets   Turnover Rate
----------------------------------------------------------------------------------------------------------------------------------
   $(2.16)       $0.00      $(3.03)       $ 0.00      $10.54      (12.83)%    $ 28,812       0.72%          3.21%         114%
     0.00         0.00       (2.19)         0.00       15.62       12.56       123,012       0.71           3.00           76
     0.00         0.00       (2.51)         0.00       16.09       21.84       138,650       0.71           2.71           45
     0.00         0.00       (2.52)         0.00       15.41       27.67       121,138       0.72           3.03           45
     0.00         0.00       (0.82)         0.00       14.36       16.35       116,714       0.70*          3.41*          52
    (2.16)        0.00       (2.97)         0.00       10.55      (13.17)        2,827       0.97           3.00          114%
     0.00         0.00       (2.16)         0.00       15.61       12.31        13,797       0.96           2.80           76
     0.00         0.00       (2.47)         0.00       16.08       21.58        11,699       0.96           2.45           45
     0.00         0.00       (2.48)         0.00       15.40       27.40         8,145       0.97           2.79           45
     0.00         0.00       (0.84)         0.00       14.35       16.08         6,097       0.95*          3.19*          52
   $(2.00)       $0.00      $(2.83)       $ 0.00      $11.42       (6.65)%    $ 41,996       0.70%          2.18%         196%
     0.00         0.00       (2.00)         0.00       15.30       12.30        69,181       0.71           1.99          101
     0.00         0.00       (1.87)         0.00       15.66       19.35        83,219       0.71           1.59           77
     0.00         0.00       (0.81)         0.00       14.81       26.38        74,613       0.73           2.02           71
     0.00         0.00       (1.94)         0.00       12.46       16.24        52,727       0.70*          2.40*          29
    (2.00)        0.00       (2.82)         0.00       11.35       (7.00)       24,380       0.96           1.97          196%
     0.00         0.00       (1.97)         0.00       15.26       11.91        23,164       0.95           1.81          101
     0.00         0.00       (1.85)         0.00       15.65       12.71        10,349       0.96*          1.40*          77
   $(0.86)       $0.00      $(3.45)       $ 0.00      $14.97        3.30 %    $  6,394       0.85%          2.73%         133%
     0.00         0.00       (2.33)         0.00       18.23       10.24           136       0.86           0.38          221
     0.00         0.00        0.00          0.00       19.07       13.99           851       0.86*          0.55*         192
    (0.86)        0.00       (3.45)         0.00       14.93        3.36           953       1.10           0.71          133
     0.00         0.00       (2.33)         0.00       18.18       36.41           427       1.09*          0.13*         221
   $(0.42)       $0.00      $(8.60)       $ 0.00      $12.98       49.32%     $  4,914       1.03%(c)      (0.46)%        195%
     0.00         0.00       (0.65)         0.00       15.84       23.18         7,399       0.89          (0.22)         273
     0.00         0.00       (4.09)         0.00       13.53       30.40         8,488       0.89          (0.25)         268
     0.00         0.00       (1.87)         0.00       14.04        9.61         7,591       1.15          (0.43)         202
     0.00         0.00       (0.37)         0.00       14.66       16.72         8,378       0.88*         (0.32)*         97
     0.00         0.00       (0.65)         0.00       14.51       13.12             0       1.14*         (0.45)*        273
     0.00         0.00       (4.09)         0.00       13.50       19.65         2,371       1.13*         (0.49)*        268
   $ 0.00        $0.00      $(5.66)       $ 0.00      $35.17       32.66 %    $ 17,533       0.77%         (0.39)%         72%
     0.00         0.00        0.00          0.00       31.24       (0.10)          948       0.74*         (0.19)*        131
     0.00         0.00       (5.66)         0.00       34.95       31.92        15,116       1.02          (0.63)          72
     0.00         0.00        0.00          0.00       31.23       (0.13)        6,164       0.97*         (0.53)*        131

(c) Ratio of expenses to average net assets excluding interest expense is 0.88%.



                                                                   Prospectus 80


                          Net Asset                Net Realized/      Total    Dividends  Dividends in  Distributions
        Year or             Value        Net         Unrealized    Income from  from Net  Excess of Net   from Net
         Period           Beginning  Investment    Gain (Loss) on  Investment  Investment  Investment     Realized
         Ended            of Period Income (Loss)   Investments    Operations    Income      Income     Capital Gains
---------------------------------------------------------------------------------------------------------------------
Select Growth Fund (iii)
 Institutional Class
  06/30/00                 $24.86      $  0.05 (a)    $   2.86 (a)   $ 2.91      $(0.02)     $ 0.00        $(3.72)
  06/30/99                  20.39        (0.04)(a)        5.24 (a)     5.20        0.00        0.00         (0.73)
  06/30/98                  15.55         0.03 (a)        6.11 (a)     6.14        0.00        0.00         (1.30)
  06/30/97                  13.55         0.03 (a)        2.78 (a)     2.81       (0.02)       0.00         (0.79)
  11/01/95-06/30/96         12.72         0.51            0.65         1.16       (0.04)      (0.01)        (0.28)
 Administrative Class
  06/30/00                 $24.67      $  0.01 (a)    $   2.76 (a)   $ 2.75      $(0.03)     $ 0.00        $(3.72)
  06/30/99                  20.32        (0.03)(a)        5.11 (a)     5.08        0.00        0.00         (0.73)
  06/30/98                  15.53        (0.01)(a)        6.10 (a)     6.09        0.00        0.00         (1.30)
  06/30/97                  13.56         0.00 (a)        2.77 (a)     2.77       (0.01)       0.00         (0.79)
  11/01/95-06/30/96         12.73         0.49            0.65         1.14       (0.02)      (0.01)        (0.28)
Target Fund (iv)
 Institutional Class
  06/30/00                 $17.74      $ (0.14)(a)    $  15.30 (a)   $15.16      $ 0.00      $ 0.00        $(1.80)
  03/31/99-06/30/99         16.34        (0.02)(a)        1.42 (a)     1.40        0.00        0.00          0.00
 Administrative Class
  06/30/00                  17.73        (0.19)(a)       15.55 (a)    15.36        0.00        0.00         (1.80)
  03/31/99-06/30/99         16.34        (0.03)(a)        1.42 (a)     1.39        0.00        0.00          0.00
Opportunity Fund (iv)
 Institutional Class
  06/30/00                 $24.26      $(0.12)(a)     $  11.17 (a)   $11.05      $ 0.00      $ 0.00        $(7.88)
  03/31/99-06/30/99         21.40       (0.03)(a)         2.89 (a)     2.86        0.00        0.00          0.00
 Administrative Class
  06/30/00                  24.26       (0.18)(a)        11.24 (a)    11.06        0.00        0.00         (7.88)
  03/31/99-06/30/99         21.40       (0.05)(a)         2.91 (a)     2.86        0.00        0.00          0.00
Innovation Fund (iv)
 Institutional Class
  06/30/00                 $37.50      $(0.37)(a)     $  41.80 (a)   $41.43      $ 0.00      $ 0.00        $(6.39)
  03/05/99-06/30/99         32.73       (0.05)(a)         4.82 (a)     4.77        0.00        0.00          0.00
 Administrative Class
  03/31/00-06/30/00         99.70       (0.20)(a)      (27.17)(a)    (27.37)       0.00        0.00          0.00
Global Innovation Fund
 Institutional Class
  03/31/00-06/30/00        $20.17      $(0.01)(a)     $ (1.20)(a)    $(1.21)     $ 0.00      $ 0.00        $ 0.00

-------
*    Annualized

(a) Per share amounts based on average number of shares outstanding during the period.



(iii) Formerly the PIMCO Core Equity Fund. The Fund changed its investment objective and policies on April 1, 2000; the performance results shown above would not necessarily have been achieved had the Fund's current objective and policies been in effect during the periods shown. In addition, the performance results shown above reflect the Fund's advisory fee level in effect prior to April 1, 2000; these results would have been lower had the Fund's current advisory fee level then been in effect. This information also reflects the results of operations under the Fund's former Sub-Adviser through June 30, 1999; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.

(iv) The information provided for the Target, Opportunity and Innovation Funds reflects results of operations under the Funds' former Sub-Adviser through March 6, 1999; the Funds would not necessarily have achieved the performance results shown above under their current investment management arrangements.

81  PIMCO Funds: Multi-Manager Series

                                           Fund                                                         Ratio of Net
Distributions                          Reimbursement                                       Ratio of      Investment
in Excess of   Tax Basis               Fee Added to  Net Asset               Net Assets   Expenses to   Income (Loss)
Net Realized   Return of     Total       Paid-In-    Value End                 End of     Average Net    to Average
Capital Gains   Capital  Distributions    Capital    of Period Total Return Period (000s)   Assets       Net Assets
---------------------------------------------------------------------------------------------------------------------
   $ 0.00       $(0.01)     $ (3.75)      $ 0.00      $ 24.02      13.11%     $  2,613       0.94%(b)        0.20%
     0.00         0.00        (0.73)        0.00        24.86      26.34         1,184       1.01           (0.20)
     0.00         0.00        (1.30)        0.00        20.39      41.83         1,915       0.83            0.20
     0.00         0.00        (0.81)        0.00        15.55      21.59         6,444       0.87            0.23
     0.00         0.00        (0.33)        0.00        13.55       9.41        10,452       0.82*           0.53*
   $ 0.00       $(0.01)     $ (3.76)      $ 0.00      $ 23.66      12.54%     $     49       1.18%(c)       (0.05)%
     0.00         0.00        (0.73)        0.00        24.67      25.84            15       1.08           (0.17)
     0.00         0.00        (1.30)        0.00        20.32      41.54       128,666       1.08           (0.07)
     0.00         0.00        (0.80)        0.00        15.53      21.20        29,332       1.13           (0.03)
     0.00         0.00        (0.31)        0.00        13.56       9.23        33,575       1.07*           0.28 *
   $ 0.00       $ 0.00      $ (1.80)      $ 0.00      $ 31.10      89.85%     $ 18,436       0.81%          (0.50)%
     0.00         0.00         0.00         0.00        17.74       8.57         1,298       0.79*          (0.39)*
     0.00         0.00        (1.80)        0.00        31.29      91.13         6,699       1.06           (0.78)
     0.00         0.00         0.00         0.00        17.73       8.51         5,513       1.02*          (0.61)*
   $ 0.00       $ 0.00      $ (7.88)      $ 0.00      $ 27.43      50.24%     $ 39,205       0.91%          (0.42)%
     0.00         0.00         0.00         0.00        24.26      13.36           417       0.88*          (0.54)*
     0.00         0.00        (7.88)        0.00        27.44      50.36         8,486       1.16           (0.67)
     0.00         0.00         0.00         0.00        24.26      13.36         2,010       1.12*          (0.82)*
   $ 0.00       $ 0.00      $ (6.39)      $ 0.00      $ 72.54     115.34%     $ 28,334       0.90%          (0.52)%
     0.00         0.00         0.00         0.00        37.50      14.57           444       0.88*          (0.15)
     0.00         0.00         0.00         0.00        72.33     (27.45)          668       1.15*          (0.92)*
   $ 0.00       $ 0.00      $  0.00       $ 0.00      $ 18.96      (6.00)%    $    403       1.40%(d)*      (0.25)%*


   Portfolio
 Turnover Rate
-------------------------------------------------------------------------------------------------------
      170%
       95
      120
      139
       73
      170%
       95
      120
      139
       73
       99%
      229
       99
      229
      254%
      175
      254
      175
      186%
      119
      186
      131%

-------

(b) Ratio of expenses to average net assets excluding interest expense is 0.83%.

(c) Ratio of expenses to average net assets excluding interest expense is 1.08%.

(d) If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.47% for the period ended June 30, 2000.



                                                                   Prospectus


                         Net Asset                Net Realized/     Total    Dividends  Dividends in  Distributions
        Year or            Value        Net         Unrealized   Income from  from Net  Excess of Net   from Net
        Period           Beginning  Investment    Gain (Loss) on Investment  Investment  Investment     Realized
         Ended           of Period Income (Loss)   Investments   Operations    Income      Income     Capital Gains
-------------------------------------------------------------------------------------------------------------------
Allianz Select
 International Fund (v)
 Institutional Class
  06/30/00                $16.04      $(0.05)(a)      $8.90 (a)     $8.85      $ 0.00      $ 0.00        $(4.43)
  06/30/99                 13.55       (0.02)(a)       3.56 (a)      3.54       (0.02)       0.00         (1.03)
  12/31/97-06/30/98        10.00        0.00 (a)       3.55 (a)      3.55        0.00        0.00          0.00
Mega-Cap Fund
 Institutional Class
  08/31/99-06/30/00       $10.00      $ 0.00 (a)      $3.35 (a)     $3.35      $ 0.00      $ 0.00        $ 0.00
Capital Appreciation
 Fund
 Institutional Class
  06/30/00                $26.84      $  0.08 (a)     $5.29 (a)     $5.37      $(0.07)     $(0.04)       $(5.00)
  06/30/99                 26.13         0.16 (a)      2.35 (a)      2.51       (0.15)       0.00         (1.65)
  06/30/98                 21.19         0.15 (a)      6.59 (a)      6.74       (0.12)       0.00         (1.68)
  06/30/97                 18.10         0.24          5.08          5.32       (0.10)       0.00         (2.13)
  11/01/95-06/30/96        16.94         0.35          1.99          2.34       (0.15)       0.00         (1.03)
 Administrative Class
  06/30/00                 26.64         0.01 (a)      5.25 (a)      5.26       (0.03)      (0.02)        (5.00)
  06/30/99                 25.99         0.09 (a)      2.34 (a)      2.43       (0.13)       0.00         (1.65)
  06/30/98                 21.16         0.10 (a)      6.55 (a)      6.65       (0.14)       0.00         (1.68)
  07/31/96-06/30/97        17.19         0.16          6.03          6.19       (0.09)       0.00         (2.13)
Mid-Cap Fund (vi)
 Institutional Class
  06/30/00                $23.01      $  0.09 (a)     $7.91 (a)     $8.00      $(0.07)     $(0.04)       $(0.02)
  06/30/99                 24.09         0.12 (a)     (0.11)(a)      0.01       (0.02)       0.00         (1.07)
  06/30/98                 20.28         0.11 (a)      5.11 (a)      5.22       (0.07)      (0.01)        (1.33)
  06/30/97                 19.44        (0.07)         5.25          5.18       (0.05)       0.00         (4.29)
  11/01/95-06/30/96        18.16         0.32          1.53          1.85       (0.14)       0.00         (0.43)
 Administrative Class
  06/30/00                 22.88         0.03 (a)      7.86 (a)      7.89       (0.03)      (0.02)        (0.02)
  06/30/99                 23.96         0.06 (a)     (0.06)(a)      0.00       (0.01)       0.00         (1.07)
  06/30/98                 20.24         0.05 (a)      5.08 (a)      5.13       (0.07)      (0.01)        (1.33)
  06/30/97                 19.44        (0.13)         5.25          5.12       (0.03)       0.00         (4.29)
  11/01/95-06/30/96        18.17         0.28          1.53          1.81       (0.11)       0.00         (0.43)
Micro-Cap Fund (vii)
 Institutional Class
  06/30/00                $20.00      $ (0.19)(a)     $5.31 (a)     $5.12      $ 0.00      $ 0.00        $ 0.00
  06/30/99                 23.66        (0.14)(a)     (2.89)(a)     (3.03)       0.00        0.00          0.00
  06/30/98                 19.85        (0.11)(a)      6.54 (a)      6.43        0.00        0.00         (2.62)
  06/30/97                 18.47         0.00          3.41          3.41        0.00        0.00         (2.03)
  11/01/95-06/30/96        15.38         0.00          3.43          3.43        0.00        0.00         (0.34)
 Administrative Class
  06/30/00                 19.82        (0.26)(a)      5.27 (a)      5.01        0.00        0.00          0.00
  06/30/99                 23.52        (0.19)(a)     (2.88)(a)     (3.07)       0.00        0.00          0.00
  06/30/98                 19.78        (0.17)(a)      6.53 (a)      6.36        0.00        0.00         (2.62)
  06/30/97                 18.46        (0.06)         3.41          3.35        0.00        0.00         (2.03)
  04/01/96-06/30/96        16.73         0.03          1.70          1.73        0.00        0.00          0.00

-------

*    Annualized

(a) Per share amounts based on average number of shares outstanding during the period.



(v) Formerly the International Growth Fund. The information provided for the Allianz Select International Fund reflects results of operations under the Fund's former Sub-Advisers through June 30, 2000; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements. The Fund changed its investment objective and policies on November 1, 2000; the performance results shown above would not necessarily have been achieved had the Fund's current objective and policies been in effect during the periods shown.

(vi)  Formerly the Mid-Cap Growth Fund.

(vii) Formerly the Micro-Cap Growth Fund.

83 PIMCO Funds: Multi-Manager Series

                                           Fund                                                         Ratio of Net
Distributions                          Reimbursement                                       Ratio of      Investment
in Excess of   Tax Basis               Fee Added to  Net Asset               Net Assets   Expenses to   Income (Loss)
Net Realized   Return of     Total       Paid-In-    Value End                 End of     Average Net    to Average
Capital Gains   Capital  Distributions    Capital    of Period Total Return Period (000s)   Assets       Net Assets
---------------------------------------------------------------------------------------------------------------------
   $ 0.00        $0.00      $(4.43)        $0.00      $20.46       56.28%     $ 10,541       1.35%          (0.22)%
     0.00         0.00       (1.05)         0.00       16.04       28.62         8,408       1.39           (0.15)
     0.00         0.00        0.00          0.00       13.55       35.50         6,822       1.36*           0.08*
   $ 0.00        $0.00      $ 0.00         $0.00      $13.35       33.54%     $  4,009       0.71%*(b)       0.04%*
   $ 0.00        $0.00      $(5.11)        $0.00      $27.10       22.79%     $372,028       0.71%           0.29%
     0.00         0.00       (1.80)         0.00       26.84       10.57       645,967       0.71            0.64
     0.00         0.00       (1.80)         0.00       26.13       32.97       805,856       0.71            0.64
     0.00         0.00       (2.23)         0.00       21.19       31.52       536,187       0.71            1.02
     0.00         0.00       (1.18)         0.00       18.10       14.65       348,728       0.70*           1.33*
     0.00         0.00       (5.05)         0.00       26.85       22.49       180,423       0.96            0.04
     0.00         0.00       (1.78)         0.00       26.64       10.30       229,831       0.95            0.38
     0.00         0.00       (1.82)         0.00       25.99       32.55       132,384       0.96            0.39
     0.00         0.00       (2.22)         0.00       21.16       38.26         3,115       0.96*           0.66*
   $ 0.00        $0.00      $(0.13)        $0.00      $30.88       34.88%     $582,715       0.71%           0.35%
     0.00         0.00       (1.09)         0.00       23.01        0.33       581,544       0.70            0.54
     0.00         0.00       (1.41)         0.00       24.09       26.16       437,985       0.71            0.46
     0.00         0.00       (4.34)         0.00       20.28       30.58       291,374       0.71            0.53
     0.00         0.00       (0.57)         0.00       19.44       10.37       231,011       0.70*           1.11*
     0.00         0.00       (0.07)         0.00       30.70       34.53       142,986       0.96            0.10
     0.00         0.00       (1.08)         0.00       22.88        0.31       104,337       0.95            0.30
     0.00         0.00       (1.41)         0.00       23.96       25.75        73,614       0.95            0.22
     0.00         0.00       (4.32)         0.00       20.24       30.23         2,066       0.96            0.28
     0.00         0.00       (0.54)         0.00       19.44       10.17         1,071       0.95*           0.89*
   $ 0.00        $0.00      $ 0.00         $0.00      $25.12       25.60 %    $231,579       1.51%          (0.90)%
    (0.63)        0.00       (0.63)         0.00       20.00      (12.66)      234,439       1.50           (0.71)
     0.00         0.00       (2.62)         0.00       23.66       33.95       257,842       1.51           (0.50)
     0.00         0.00       (2.03)         0.00       19.85       20.05       164,139       1.52           (0.49)
     0.00         0.00       (0.34)         0.00       18.47       22.64        83,973       1.50*          (0.45)*
     0.00         0.00        0.00          0.00       24.83       25.28         7,208       1.76           (1.19)
    (0.63)        0.00       (0.63)         0.00       19.82      (12.91)        3,000       1.75           (0.97)
     0.00         0.00       (2.62)         0.00       23.52       33.70         4,779       1.76           (0.74)
     0.00         0.00       (2.03)         0.00       19.78       19.72         2,116       1.77           (0.74)
     0.00         0.00        0.00          0.00       18.46       10.34           566       1.73*          (0.74)*
Portfolio
Turnover Rate
---------------------------------------------------------------------------------------------------------------------
   62%
  269
   60
  151%
  119%
  120
   75
   87
   73
  119
  120
   75
   87
  164%
   85
   66
   82
   79
  164
   85
   66
   82
   79
   85%
   73
   72
   84
   54
   85
   73
   72
   84
   54

-------

(b) If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.26% for the period ended June 30, 2000.




                                                                  Prospectus 84

                          Net Asset               Net Realized/     Total    Dividends  Dividends in  Distributions
   Year or                  Value        Net        Unrealized   Income from  from Net  Excess of Net   from Net
   Period                 Beginning  Investment   Gain (Loss) on Investment  Investment  Investment     Realized
    Ended                 of Period Income (Loss)  Investments   Operations    Income      Income     Capital Gains
-------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund
 Institutional Class
  06/30/00                 $16.05       $0.37 (a)     $(1.82)(a)   $(1.45)     $(0.34)      $0.00        $ 0.00
  06/30/99                  17.68        0.32 (a)      (1.29)(a)    (0.97)      (0.21)       0.00          0.00
  06/30/98                  15.78        0.29 (a)       2.50 (a)     2.79       (0.13)       0.00         (0.76)
  06/30/97                  14.20        0.46           3.63         4.09       (0.13)       0.00         (2.38)
  11/01/95-06/30/96         13.10        0.56           1.49         2.05       (0.21)       0.00         (0.74)
 Administrative Class
  06/30/00                  15.97        0.34 (a)      (1.81)(a)    (1.47)      (0.31)       0.00          0.00
  06/30/99                  17.63        0.29 (a)      (1.30)(a)    (1.01)      (0.20)       0.00          0.00
  06/30/98                  15.76        0.25 (a)       2.49 (a)     2.74       (0.11)       0.00         (0.76)
  06/30/97                  14.20        0.38           3.68         4.06       (0.12)       0.00         (2.38)
  11/01/95-06/30/96         13.16        0.54           1.43         1.97       (0.19)       0.00         (0.74)
Enhanced Equity Fund
 Institutional Class
  06/30/00                 $12.96       $0.07 (a)     $ 0.49 (a)   $ 0.56      $(0.07)      $0.00        $(0.47)
  06/30/99                  12.64        0.08 (a)       1.91 (a)     1.99       (0.06)       0.00         (1.61)
  06/30/98                  16.46        0.11 (a)       3.91 (a)     4.02       (0.11)       0.00         (7.73)
  06/30/97                  15.91        1.18           3.10         4.28       (0.10)       0.00         (3.63)
  11/01/95-06/30/96         14.44        0.34           1.67         2.01       (0.16)       0.00         (0.38)
 Administrative Class
  06/30/00                  12.87        0.03 (a)       0.53 (a)     0.56       (0.05)       0.00         (0.47)
  06/30/99                  12.59        0.05 (a)       1.90 (a)     1.95       (0.06)       0.00         (1.61)
  08/21/97-06/30/98         17.53        0.05 (a)       2.85 (a)     2.90       (0.11)       0.00         (7.73)
Tax-Efficient Equity
 Fund
 Institutional Class
  07/02/99-06/30/00        $11.79       $0.05 (a)     $ 0.47 (a)   $(0.52)     $ 0.00       $0.00        $ 0.00
 Administrative Class
  06/30/00                  11.61        0.02 (a)       0.65 (a)     0.67        0.00        0.00          0.00
  09/30/98-06/30/99          8.65        0.03 (a)       2.93 (a)     2.96        0.00        0.00          0.00
Structured Emerging
 Markets Fund
 Institutional Class
  06/30/00                 $12.42       $0.05 (a)     $ 0.81 (a)   $ 0.86      $(0.07)      $0.00        $(0.79)
  09/30/98-06/30/99         10.00        0.15 (a)       2.57 (a)     2.72       (0.07)       0.00         (0.28)
Tax-Efficient Structured
 Emerging Markets Fund
 Institutional Class
  06/30/00                 $13.25       $0.09 (a)     $ 0.89 (a)   $ 0.98      $(0.12)      $0.00        $ 0.00
  09/30/98-06/30/99         10.00        0.16 (a)       3.10 (a)     3.26       (0.06)       0.00          0.00
International Fund
 Institutional Class
  06/30/00                 $11.62       $0.08 (a)     $ 1.24 (a)   $ 1.32      $ 0.00       $0.00        $(1.74)
  09/30/98-06/30/99         10.47        0.14 (a)       2.16 (a)     2.30        0.00        0.00         (1.15)
 Administrative Class
  06/30/00                  11.56        0.04 (a)       1.24 (a)     1.28        0.00        0.00         (1.74)
  09/30/98-06/30/99         10.47        0.09 (a)       2.15 (a)     2.24        0.00        0.00         (1.15)

-------
 *   Annualized
(a) Per share amounts based on average number of shares outstanding during the period.


85 PIMCO Funds: Multi-Manager Series

                                           Fund                                                        Ratio of Net
Distributions                          Reimbursement                                       Ratio of     Investment
in Excess of   Tax Basis               Fee Added to  Net Asset               Net Assets   Expenses to  Income (Loss)
Net Realized   Return of     Total       Paid-In-    Value End                 End of     Average Net   to Average     Portfolio
Capital Gains   Capital  Distributions    Capital    of Period Total Return Period (000s)   Assets      Net Assets   Turnover Rate
----------------------------------------------------------------------------------------------------------------------------------
    $0.00        $0.00      $(0.34)        $0.00      $14.26      (8.88)%      $30,059       0.86%         2.57%           55%
    (0.45)        0.00       (0.66)         0.00       16.05      (5.11)        59,132       0.85          2.12            60
     0.00         0.00       (0.89)         0.00       17.68      17.77         47,432       0.85          1.65            41
     0.00         0.00       (2.51)         0.00       15.78      31.99         34,639       0.90          1.92            48
     0.00         0.00       (0.95)         0.00       14.20      16.35         29,017       0.85*         2.12*           35
     0.00         0.00       (0.31)         0.00       14.19      (9.12)        15,313       1.11          2.38            55
    (0.45)        0.00       (0.65)         0.00       15.97      (5.40)        21,002       1.10          1.92            60
     0.00         0.00       (0.87)         0.00       17.63      17.41         10,751       1.10          1.39            41
     0.00         0.00       (2.50)         0.00       15.76      31.70          5,916       1.16          1.68            48
     0.00         0.00       (0.93)         0.00       14.20      15.64          4,433       1.10*         1.86*           35
    $0.00        $0.00      $(0.54)        $0.00      $12.98       4.45 %      $20,338       0.71%         0.54%           20%
     0.00         0.00       (1.67)         0.00       12.96      17.95         42,619       0.71          0.66            34
     0.00         0.00       (7.84)         0.00       12.64      32.33         36,584       0.71          0.63            65
     0.00         0.00       (3.73)         0.00       16.46      31.45         44,838       0.74          1.31            91
     0.00         0.00       (0.54)         0.00       15.91      14.21         83,425       0.70*         1.58*           53
     0.00         0.00       (0.52)         0.00       12.91       4.47         27,954       0.96          0.27            20
     0.00         0.00       (1.67)         0.00       12.87      17.63         24,015       0.96          0.41            34
     0.00         0.00       (7.84)         0.00       12.59      23.85         10,409       0.95*         0.47*           65
    $0.00        $0.00      $ 0.00         $0.00      $12.31       4.41 %      $ 1,172       0.71%*        0.42%*          32%
     0.00         0.00        0.00          0.00       12.28       5.77         19,953       0.96          0.19            32
     0.00         0.00        0.00          0.00       11.61      34.28          3,391       0.92*         0.31*           13
    $0.00        $0.00      $(0.86)        $0.01(a)   $12.43       6.64 %      $35,376       1.25%(b)      0.36%           24%
     0.00         0.00       (0.35)         0.05(a)    12.42      29.21         46,577       0.95          1.56            30
    $0.00        $0.00      $(0.12)        $0.03(a)   $14.14       7.55 %      $86,973       1.00%(b)      0.64%           24%
     0.00         0.00       (0.06)         0.05(a)    13.25      33.39         72,509       0.95          1.57            28
    $0.00        $0.00      $(1.74)        $0.00      $11.20      11.10 %      $ 6,463       1.13%(c)      0.66%           58%
     0.00         0.00       (1.15)         0.00       11.62      23.07          3,627       1.09*         1.70*           55
     0.00         0.00       (1.74)         0.00       11.10      10.78         18,059       1.38(d)       0.34            58
     0.00         0.00       (1.15)         0.00       11.56      22.47         15,797       1.34*         1.06*           55

-------

(b) Ratio of expenses to average net assets excluding tax and interest expense is 0.95%.

(c) Ratio of expenses to average net assets excluding interest expense is 1.05%.

(d) Ratio of expenses to average net assets excluding interest expense is 1.30%.

                                                                  Prospectus 86

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




                      (This page left blank intentionally)

                      (This page left blank intentionally)

            -------------------------------------------------------------------
PIMCO       INVESTMENT ADVISER AND ADMINISTRATOR
Funds:      PIMCO Advisors L.P., 800 Newport Center Drive, Newport Beach, CA
Multi-      92660
Manager
Series

            -------------------------------------------------------------------
            CUSTODIAN
            State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO
            64105

            -------------------------------------------------------------------
            TRANSFER AGENT
            National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, MO 64105

            -------------------------------------------------------------------
            INDEPENDENT ACCOUNTANTS
            PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

            -------------------------------------------------------------------
            LEGAL COUNSEL
            Ropes & Gray, One International Place, Boston, MA 02110

            -------------------------------------------------------------------

FOR MORE INFORMATION. The following documents are available that offer further information on the Funds of PIMCO Funds: Multi-Manager Series.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS. The Trust's annual and semi-annual reports include a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year or other period.

STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains additional information about the Funds. A current SAI has been filed with the Securities and Exchange Commission, and is incorporated into this prospectus by reference.

To request a free copy of these documents or to make inquiries about the Funds, please write or call:

PIMCO Funds:
Multi-Manager Series
840 Newport Center Drive
Suite 300
Newport Beach, CA 92660
Telephone: 1-800-927-4648
1-800-987-4626

(PIMCO
Infolink Audio Response
Network)

Information about the Trust (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Trust are available on the Commission's Internet site at www.sec.gov, and copies of that information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

SEC File Number: 811-06161
Not part of the Prospectus

P  I  M  C  O
    F U N D S

PIMCO Funds
Multi-Manager Series

840 Newport Center Drive
Suite 300
Newport Beach, CA 92660
                                                                     PY001.11/00

NOVEMBER 1, 2000

PIMCO Funds Prospectus stock

Share Classes          GROWTH STOCK FUNDS            ENHANCED INDEX STOCK FUNDS
                       Growth Fund                   Tax-Efficient Equity Fund
  A B C                Select Growth Fund
                       Target Fund                   INTERNATIONAL STOCK FUNDS
                       Opportunity Fund              PIMCO/Allianz
                                                     Select International

                       BLEND STOCK FUNDS             International Fund
                       Growth & Income Fund
                       Capital Appreciation Fund     SECTOR-RELATED STOCK FUNDS
                       Mid-Cap Fund                  Innovation Fund
                                                     Global Innovation Fund
                       VALUE STOCK FUNDS
                       Equity Income Fund
                       Renaissance Fund
                       Value Fund
                       Small-Cap Value Fund





This cover is not part of the Prospectus.

                                                           [LOGO OF PIMCO FUNDS]

            PIMCO Funds Prospectus

PIMCO
Funds:      This Prospectus describes 16 mutual funds offered by PIMCO Funds:
Multi-      Multi-Manager Series. The Funds provide access to the professional
Manager     investment advisory services offered by PIMCO Advisors L.P. and
Series      its investment management affiliates. As of September 30, 2000,
            PIMCO Advisors and its affiliates managed approximately
            $272 billion.


November 1,
2000 The Prospectus explains what you should know about the Funds before you invest. Please read it carefully.


            The Securities and Exchange Commission has not approved or
Share       disapproved these securities or determined if this Prospectus is
Classes     truthful or complete. Any representation to the contrary is a
A, B        criminal offense.
and C

1  PIMCO Funds: Multi-Manager Series

            Table of Contents

         Summary Information..............................................   3
         Fund Summaries
           Capital Appreciation Fund......................................   5
           Equity Income Fund.............................................   7
           Global Innovation Fund.........................................   9
           Growth Fund....................................................  11
           Growth & Income Fund...........................................  13
           Innovation Fund................................................  15
           International Fund.............................................  17
           Mid-Cap Fund...................................................  19
           Opportunity Fund...............................................  21
           Renaissance Fund...............................................  23
           Select Growth Fund.............................................  25
           Allianz Select International Fund..............................  27
           Small-Cap Value Fund...........................................  29
           Target Fund....................................................  31
           Tax-Efficient Equity Fund......................................  33
           Value Fund.....................................................  35
         Summary of Principal Risks.......................................  37
         Management of the Funds..........................................  41
         Investment Options - Class A, B and C Shares ....................  46
         How Fund Shares Are Priced.......................................  48
         How to Buy and Sell Shares.......................................  49
         Fund Distributions...............................................  53
         Tax Consequences.................................................  54
         Characteristics and Risks of Securities and Investment
          Techniques......................................................  54
         Financial Highlights.............................................  63

                                                                   Prospectus  2

           Summary Information

 The table below lists the investment objectives and compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5.

                                                                                             Approximate   Approximate
                  PIMCO                Investment                         Main               Number of     Capitalization
                  Fund                 Objective                          Investments        Holdings      Range
 --------------------------------------------------------------------------------------------------------------------------------
  Growth Stock    Growth               Long-term growth of capital;       Common stocks of   35-40         At least $5 billion
  Funds                                income is an incidental            companies with
                                       consideration                      market
                                                                          capitalizations
                                                                          of at least $5
                                                                          billion
           -----------------------------------------------------------------------------------------------------------------
                  Select Growth        Long-term growth of capital;       Common stocks of   15-25         At least $10 billion
                                       income is an incidental            companies with
                                       consideration                      market
                                                                          capitalizations
                                                                          of at least $10
                                                                          billion
           -----------------------------------------------------------------------------------------------------------------
                  Target               Capital appreciation; no           Common stocks of   40-60         Between $1 billion
                                       consideration is given to income   companies with                   and $10 billion
                                                                          market
                                                                          capitalizations
                                                                          of between $1
                                                                          billion and
                                                                          $10 billion
           -----------------------------------------------------------------------------------------------------------------
                  Opportunity          Capital appreciation; no           Common stocks of   60-100        Between $100 million
                                       consideration is given to income   companies with                   and $2 billion
                                                                          market
                                                                          capitalizations
                                                                          of between $100
                                                                          million and $2
                                                                          billion
 --------------------------------------------------------------------------------------------------------------------------------
  Blend Stock     Growth & Income      Long-term growth                   Securities of      40-60         At least $1 billion
  Funds                                of capital; current income         companies with
                                       is a secondary objective           market
                                                                          capitalizations
                                                                          of at least $1
                                                                          billion
           -----------------------------------------------------------------------------------------------------------------
                  Capital Appreciation Growth of capital                  Common stocks of   60-100        At least $1 billion
                                                                          companies with
                                                                          market
                                                                          capitalizations
                                                                          of at least $1
                                                                          billion that
                                                                          have improving
                                                                          fundamentals and
                                                                          whose stock is
                                                                          reasonably
                                                                          valued by the
                                                                          market
           -----------------------------------------------------------------------------------------------------------------
                  Mid-Cap              Growth of capital                  Common stocks of   60-100        More than $500 million
                                                                          companies with                   (excluding the largest
                                                                          market                           200 companies)
                                                                          capitalizations
                                                                          of more than
                                                                          $500 million
                                                                          (excluding the
                                                                          largest 200
                                                                          companies) that
                                                                          have improving
                                                                          fundamentals and
                                                                          whose stock is
                                                                          reasonably
                                                                          valued by the
                                                                          market
 --------------------------------------------------------------------------------------------------------------------------------
  Value Stock     Equity Income        Current income as a primary        Income-producing   40-50         More than $2 billion
  Funds                                objective; long-term growth of     common stocks of
                                       capital is a secondary objective   companies with
                                                                          market
                                                                          capitalizations
                                                                          of more than $2
                                                                          billion
           -----------------------------------------------------------------------------------------------------------------
                  Renaissance          Long-term growth of capital        Common stocks of   50-80         All capitalizations
                                       and income                         companies with
                                                                          below-average
                                                                          valuations whose
                                                                          business
                                                                          fundamentals are
                                                                          expected to
                                                                          improve
           -----------------------------------------------------------------------------------------------------------------
                  Value                Long-term growth of capital        Common stocks of   40            More than $5 billion
                                       and income                         companies with
                                                                          market
                                                                          capitalizations
                                                                          of more than $5
                                                                          billion and
                                                                          below-average
                                                                          valuations whose
                                                                          business
                                                                          fundamentals are
                                                                          expected to
                                                                          improve
           -----------------------------------------------------------------------------------------------------------------
                  Small-Cap Value      Long-term growth of capital        Common stocks of   100           Between $100 million
                                       and income                         companies with                   and $1.5 billion
                                                                          market
                                                                          capitalizations
                                                                          of between $100
                                                                          million and $1.5
                                                                          billion and
                                                                          below-average
                                                                          price-to-
                                                                          earnings ratios
                                                                          relative to the
                                                                          market and their
                                                                          industry groups
 --------------------------------------------------------------------------------------------------------------------------------
  Enhanced Index  Tax-Efficient Equity Maximum after-tax growth           A broadly          More than 200 More than $5 billion
  Stock Funds                          of capital                         diversified
                                                                          portfolio of at
                                                                          least 200 common
                                                                          stocks of
                                                                          companies
                                                                          represented in
                                                                          the S&P 500
                                                                          Index with
                                                                          market
                                                                          capitalizations
                                                                          of more than $5
                                                                          billion
 --------------------------------------------------------------------------------------------------------------------------------
  International   PIMCO Allianz        Capital appreciation               Common stocks of   30-60         More than $1 billion
  Stock Funds     Select International                                    companies
                                                                          located outside
                                                                          of the United
                                                                          States with
                                                                          market
                                                                          capitalizations
                                                                          of more than $1
                                                                          billion
           -----------------------------------------------------------------------------------------------------------------
                  International        Capital appreciation through       Common stocks of   200-250       More than $500 million
                                       investment in an international     foreign (non-
                                       portfolio; income is an incidental U.S.) issuers
                                       consideration                      (developed and
                                                                          emerging
                                                                          markets) with
                                                                          market
                                                                          capitalizations
                                                                          of more than
                                                                          $500 million
 --------------------------------------------------------------------------------------------------------------------------------
  Sector-Related  Innovation           Capital appreciation; no           Common stocks of   40            More than $200 million
  Stock Funds                          consideration is given to income   technology-
                                                                          related
                                                                          companies with
                                                                          market
                                                                          capitalizations
                                                                          of more than
                                                                          $200 million
           -----------------------------------------------------------------------------------------------------------------
                  Global Innovation    Capital appreciation; no           Common stocks of   30-60         More than $200 million
                                       consideration is given to income   U.S. and non-
                                                                          U.S. technology-
                                                                          related
                                                                          companies with
                                                                          market
                                                                          capitalizations
                                                                          of more than
                                                                          $200 million

3  PIMCO Funds: Multi-Manager Series

Fund        The Funds provide a broad range of investment choices. The
Descrip-    following Fund Summaries identify each Fund's investment
tions,      objective, principal investments and strategies, principal risks,
Performance performance information and fees and expenses. A more detailed
and Fees    "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries.

            It is possible to lose money on investments in the Funds. The fact that a fund had good performance in the past (for example, during the year ended 1999) is no assurance that the value of the Fund's investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

                                                                   Prospectus  4

            PIMCO Capital Appreciation Fund

--------------------------------------------------------------------------------
Principal     Investment           Fund Focus             Approximate
Investments   Objective            Larger                 Capitalization Range
and           Seeks growth of      capitalization         At least $1 billion
Strategies    capital              common stocks
                                                          Dividend Frequency
              Fund Category        Approximate            At least annually
              Blend Stocks         Number of Holdings
                                   60-100

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with larger market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

             In making investment decisions for the Fund, the portfolio management team considers the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

             The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team looks to sell a stock when it falls below the median ranking, has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

           .  Market          . Growth Securities Risk          . Credit Risk
              Risk
           .  Issuer          . Focused Investment Risk         . Management Risk
              Risk
           .  Value
              Securities
              Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges.
            For periods prior to the inception of Class A, B and C shares (1/20/97), performance information shown in the bar chart and tables for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.


5  PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class A

                                                            More Recent Return
                                                            Information
                                                            --------------------

                                                            1/1/00-
                                                            9/30/00  17.41%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (10/1/99-
                                                            12/31/99)     23.73%
                                                            --------------------
                                                            Lowest (7/1/98-
                                                            9/30/98)     -14.22%

                                    [GRAPH]
                           1992               7.08%
                           1993              17.24%
                           1994              -4.64%
                           1995              36.61%
                           1996              26.29%
                           1997              33.72%
                           1998              17.18%
                           1999              22.19%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                  Fund Inception
                                                   1 Year 5 Years (3/8/91)(/3/)
            --------------------------------------------------------------------
         Class A                                   15.47% 25.57%  18.84%
            --------------------------------------------------------------------
         Class B                                   16.31% 25.92%  18.89%
            --------------------------------------------------------------------
         Class C                                   20.32% 26.07%  18.72%
            --------------------------------------------------------------------
         S&P 500 Index(/1/)                        21.04% 28.56%  19.75%
            --------------------------------------------------------------------
         Lipper Multi-Cap Core Funds Average(/2/)  20.63% 23.01%  17.15%
            --------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Multi-Cap Core Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.
            (3) The Fund began operations on 3/8/91. Index comparisons begin on 2/28/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
            -----------------------------------------------------------------
         Class A      0.45%    0.25%             0.41%         1.11%
            -----------------------------------------------------------------
         Class B      0.45     1.00              0.41          1.86
            -----------------------------------------------------------------
         Class C      0.45     1.00              0.41          1.86
            -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and 0.01% in other expenses attributable to that class during the most recent fiscal year.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                           Example: Assuming you do not
                      Example: Assuming you redeem your shares at the end of each period   redeem your shares
         Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            -----------------------------------------------------------------------------------------------------------
         Class A      $657             $883             $1,128           $1,827            $657   $883   $1,128 $1,827
            -----------------------------------------------------------------------------------------------------------
         Class B       689              885              1,206            1,887             189    585    1,006  1,887
            -----------------------------------------------------------------------------------------------------------
         Class C       289              585              1,006            2,180             189    585    1,006  2,180
            -----------------------------------------------------------------------------------------------------------

                                                                   Prospectus 6

            PIMCO Equity Income Fund

--------------------------------------------------------------------------------

Principal     Investment           Fund Focus             Approximate Capitalization Range
Investments   Objective            Income producing       More than
and           Seeks current        common stocks with     $2 billion
Strategies    income as a          potential for
              primary              capital                Dividend Frequency
              objective;           appreciation           Quarterly
              long-term
              growth of            Approximate Number
              capital is a         of Holdings
              secondary            40-50
              objective

              Fund Category
              Value Stocks

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in income-producing (e.g., dividend-paying) common stocks of companies with market capitalizations of more than $2 billion at the time of investment. The Fund may also invest to a limited degree in convertible securities and preferred stocks.

             The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. From this group of stocks, the Fund buys approximately 25 stocks with the highest dividend yields. The portfolio managers then screen the most undervalued companies in each industry by dividend yield to identify the highest yielding stocks in each industry. From this group, the Fund buys approximately 25 additional stocks with the lowest P/E ratios.

             In selecting stocks, the portfolio managers consider quantitative factors such as price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The portfolio managers may replace a stock when a stock within the same industry group has a considerably higher dividend yield or lower valuation than the Fund's current holding.

             The Fund may invest up to 15% of its assets in foreign
            securities, except that it may invest without limit in American Depository Receipts (ADRs). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

           . Market Risk            .Foreign Investment Risk .Credit Risk
           . Issuer Risk            .Currency Risk           .Management Risk
           . Value Securities Risk  .Interest Rate Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges.
            For periods prior to the inception of Class A, B and C shares (1/20/97), performance information shown in the bar chart and tables for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Prior to May 8, 2000, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

7  PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class A

                                                            More Recent Return
                                                            Information
                                                            --------------------

                                                            1/1/00-9/30/00 7.02%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (4/1/99-
                                                            6/30/99)      16.00%
                                                            --------------------
                                                            Lowest (7/1/98-
                                                            9/30/98)     -10.98%

                                    [GRAPH]

                            1992            14.29%
                            1993             8.03%
                            1994            -2.00%
                            1995            32.94%
                            1996            21.00%
                            1997            30.88%
                            1998             8.03%
                            1999            -2.31%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                  Fund Inception
                                                  1 Year  5 Years (3/8/91)(/3/)
            --------------------------------------------------------------------
         Class A                                   -7.67% 15.99%  13.09%
            --------------------------------------------------------------------
         Class B                                   -6.71% 16.26%  13.14%
            --------------------------------------------------------------------
         Class C                                   -3.81% 16.45%  12.97%
            --------------------------------------------------------------------
         S&P 500 Index(/1/)                        21.04% 28.56%  19.75%
            --------------------------------------------------------------------
         Lipper Equity Income Funds Average(/2/)    3.62% 17.60%  14.24%
            --------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Equity Income Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that seek relatively high current income and growth of income through investing 65% or more of their portfolios in dividend-paying equities. It does not take into account sales charges.
            (3) The Fund began operations on 3/8/91. Index comparisons begin on 2/28/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
            -----------------------------------------------------------------
         Class A      0.45%    0.25%             0.42%         1.12%
            -----------------------------------------------------------------
         Class B      0.45     1.00              0.42          1.87
            -----------------------------------------------------------------
         Class C      0.45     1.00              0.42          1.87
            -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and 0.02% in other expenses attributable to that class during the most recent fiscal year.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                           Example: Assuming you do not
                      Example: Assuming you redeem your shares at the end of each period   redeem your shares
         Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            -----------------------------------------------------------------------------------------------------------
         Class A      $658             $886             $1,133           $1,838            $658   $886   $1,133 $1,838
            -----------------------------------------------------------------------------------------------------------
         Class B       690              888              1,211            1,898             190    588    1,011  1,898
            -----------------------------------------------------------------------------------------------------------
         Class C       290              588              1,011            2,190             190    588    1,011  2,190
            -----------------------------------------------------------------------------------------------------------

                                                                   Prospectus 8

            PIMCO Global Innovation Fund

--------------------------------------------------------------------------------

Principal     Investment           Fund Focus             Approximate Capitalization Range
Investments   Objective            Common stocks of       More than $200
and           Seeks capital        U.S. and non-U.S.      million
Strategies    appreciation;        technology-related
              no                   companies              Dividend Frequency
              consideration
              is given to          Approximate Number     At least annually
              income               of Holdings
                                   30-60
              Fund Category
              Sector-Related
              Stocks

              The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of U.S. and non-U.S. companies which utilize new, creative or different, or "innovative," technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Fund identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies), and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale and/or service of technological products. Although the Fund emphasizes companies which utilize technologies, it is not required to invest exclusively in a particular business sector or industry.

              The portfolio manager selects stocks for the Fund using a
            "growth" style. The portfolio manager seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

              Although the Fund invests principally in common stocks, the Fund may also invest in other types of equity securities, including preferred stocks and convertible securities. The Fund may invest a substantial portion of its assets in the securities of smaller capitalization companies and securities issued in initial public offerings (IPOs). The Fund will invest in the securities of issuers located in at least three countries (one of which may be the United States). Although the Fund invests primarily in securities traded principally in the securities markets of developed countries, the Fund has no other prescribed limits on geographic asset distribution and may invest in any foreign securities market in the world, including in developing, or "emerging," markets. The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts), primarily for risk management or hedging purposes.

              In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

           . Market Risk      .Smaller Company Risk    .Currency Risk
           . Issuer Risk      .Liquidity Risk          .Focused Investment Risk
           . Technology       .Derivatives Risk        .Leveraging Risk
             Related Risk
           . Growth           .Foreign Investment Risk .Credit Risk
             Securities Risk
           . IPO Risk         .Emerging Markets Risk   .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance
Information
            The Fund commenced operations in December 1999 and does not yet have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.
9 PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses       Fee Waiver Net Expenses(/3/)
            ----------------------------------------------------------------------------------------------
         Class A      1.00%    0.25%             0.66%         1.91%          0.06%      1.85%
            ----------------------------------------------------------------------------------------------
         Class B      1.00     1.00              0.70          2.70           0.10       2.60
            ----------------------------------------------------------------------------------------------
         Class C      1.00     1.00              0.70          2.70           0.10       2.60
            ----------------------------------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

            (2) Other Expenses reflects a 0.60% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and 0.06%, 0.10% and 0.10% in organizational expenses ("Organizational Expenses") attributable to Class A, Class B, and Class C shares, respectively, during the most recent fiscal year.

            (3) Net Expenses reflect the effect of a contractual agreement by
                PIMCO Advisors to waive, reduce or reimburse its Administrative Fees for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses were accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2000.


            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                           Example: Assuming you do not
                      Example: Assuming you redeem your shares at the end of each period   redeem your shares
         Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            -----------------------------------------------------------------------------------------------------------
         Class A      $728             $          1,099 $1,494           $2,594            $728   $1,099 $1,494 $2,594
            -----------------------------------------------------------------------------------------------------------
         Class B       763              1,107            1,577            2,646             263      807  1,377  2,646
            -----------------------------------------------------------------------------------------------------------
         Class C       363                807            1,377            2,919             263      807  1,377  2,919
            -----------------------------------------------------------------------------------------------------------

                                                                   Prospectus 10

            PIMCO Growth Fund

--------------------------------------------------------------------------------
Principal     Investment           Fund Focus             Approximate
Investments   Objective            Larger                 Capitalization
and           Seeks long-term      capitalization         Range
Strategies    growth of            common stocks          At least $5 billion
              capital; income
              is an                Approximate Number     Dividend Frequency
              incidental           of Holdings            At least annually
              consideration
                                   35-40
              Fund Category
              Growth Stocks

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of at least $5 billion at the time of investment.

             The portfolio manager selects stocks for the Fund using a
            "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

             The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

           . Market Risk      .Foreign Investment Risk .Focused Investment Risk
           . Issuer Risk      .Currency Risk           .Credit Risk
           . Growth
             Securities Risk  .Technology Related Risk .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance Information
            The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class C shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges.
            For periods prior to the inception of Class A shares (10/26/90) and Class B shares (5/23/95), performance information shown in the Average Annual Total Returns table for those classes is based on the performance of the Fund's Class C shares. The prior Class C performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A and B shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements.
            Past performance is no guarantee of future results.

11 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class C

                                                            More Recent Return
                                                            Information
                                                            --------------------

                                                            1/1/00-9/30/00 4.43%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (10/1/99-
                                                            12/31/99)     36.21%
                                                            --------------------
                                                            Lowest (7/1/90-
                                                            9/30/90)     -13.14%

                                    [GRAPH]

                            1990             0.29%
                            1991            41.88%
                            1992             2.08%
                            1993             9.32%
                            1994            -0.75%
                            1995            27.47%
                            1996            17.52%
                            1997            21.84%
                            1998            38.90%
                            1999            39.83%

                  Calendar Year End (through12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                Fund Inception
                                        1 Year 5 Years 10 Years (2/24/84)(/3/)
            ------------------------------------------------------------------
         Class A                        33.33% 28.36%  18.99%   19.71%
            ------------------------------------------------------------------
         Class B                        34.78% 28.65%  19.06%   19.75%
            ------------------------------------------------------------------
         Class C                        38.83% 28.80%  18.77%   19.25%
            ------------------------------------------------------------------
         S&P 500 Index(/1/)             21.04% 28.56%  18.21%   18.60%
            ------------------------------------------------------------------
         Lipper Large-Cap Growth Funds
          Average(/2/)                  40.54% 29.41%  18.88%   17.74%
            ------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
            (3) The Fund began operations on 2/24/84. Index comparisons begin on 2/29/84.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
            -----------------------------------------------------------------
         Class A      0.50%    0.25%             0.41%         1.16%
            -----------------------------------------------------------------
         Class B      0.50     1.00              0.41          1.91
            -----------------------------------------------------------------
         Class C      0.50     1.00              0.41          1.91
            -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and 0.01% in other expenses attributable to that class during the most recent fiscal year.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                           Example: Assuming you do not
                      Example: Assuming you redeem your shares at the end of each period   redeem your shares
         Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            -----------------------------------------------------------------------------------------------------------
         Class A      $662             $898             $1,153           $1,881            $662   $898   $1,153 $1,881
            -----------------------------------------------------------------------------------------------------------
         Class B       694              900              1,232            1,941             194    600    1,032  1,941
            -----------------------------------------------------------------------------------------------------------
         Class C       294              600              1,032            2,233             194    600    1,032  2,233
            -----------------------------------------------------------------------------------------------------------

                                                                  Prospectus 12

            PIMCO Growth & Income Fund

--------------------------------------------------------------------------------
Principal     Investment         Fund Focus             Approximate
Investments   Objective                                 Capitalization
and           Seeks long-term    Medium and large       Range
Strategies    growth of          capitalization
              capital;           common stocks          At least $1 billion
              current income
              is a secondary
              objective

                                 Approximate Number
                                 of Holdings            Dividend Frequency
                                 40-60                  At least annually

              Fund Category
              Blend Stocks

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in securities of companies with market capitalizations of at least $1 billion at the time of investment. The Fund may invest up to 75% of its assets in securities selected for their growth potential. The Fund will normally invest at least 25% of its assets in securities selected for their income potential, including dividend-paying common stocks, preferred stocks, corporate bonds, convertible securities and real estate investment trusts (REITs).

             When selecting securities for the Fund's "growth" segment, the portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund's portfolio managers may choose to sell a stock in the "growth" segment when they believe that its earnings will be disappointing or that market sentiment on the company will turn negative. The portfolio managers will also consider selling a stock if the company does not meet the managers' estimates on revenues and/or earnings, or if an alternative investment is deemed to be more attractive.

             When selecting securities for the Fund's "Income" segment, the portfolio managers seek to identify companies with strong operating fundamentals that offer potential for capital appreciation and that also have a dividend yield in excess of the yield on the S&P 500 Index. The portfolio managers may replace an "income" security when another security with a similar risk-to-reward profile offers either better potential for capital appreciation or a higher yield than the Fund's current holding. To achieve its income objective, the Fund may also invest to a limited degree in preferred stocks, convertible securities and REITs. The Fund may invest up to 10% of its assets in corporate bonds, which will typically consist of investment grade securities of varying maturities but may also include high yield securities ("junk bonds") rated at least B by Standard & Poor's Rating Services or Moody's Investors Service, Inc. or, if unrated, determined by the Adviser to be of comparable quality.

             The Fund may invest up to 15% of its assets in foreign
            securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:
              . Market Risk          . Liquidity Risk
              . Issuer Risk                               . Interest Rate Risk

                                     . Foreign Investment Risk
              . Growth Securities Risk                    . High Yield Risk
                                     . Currency Risk
              . Value Securities Risk                     . Credit Risk
                                     . Focused Investment Risk
              . Smaller Company Risk                      . Management Risk

                                     . Technology Related Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance
Information The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class A, B or C shares during the periods shown. Although Institutional Class and Class A, B and C shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Institutional Class performance would be higher than Class A, B or C performance because of the lower expenses and no sales charges paid by Institutional Class shares. The Average Annual Total
            Returns table also shows estimated historical performance for Class A, B, and C shares based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual sales charges (loads), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The performance information on the next page for periods prior to August 1, 2000 reflects the Fund's advisory fee rate in effect prior to that date (0.63% per annum), which is higher than the current rate (0.60% per annum). Prior to July 1, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. In addition, the Fund changed its investment objective and policies on August 1, 2000;
            the performance results shown on the next page would not necessarily have been achieved had the Fund's current objective and policies then been in effect. Past performance is no guarantee of future results.

13 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                                                            --------------------

                                                            1/1/00-
                                                            9/30/00  23.58%


                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                             in the bar chart)
                                                            --------------------

                                                            Highest (10/1/99-
                                                            12/31/99)     40.12%

                                                            --------------------

                                                            Lowest (7/1/98-
                                                            9/30-98)     -11.53%

                  Calendar Year End (through 12/31)

                                    [GRAPH]

                                 Annual Return

                              95          31.72%
                              96          17.31%
                              97          16.22%
                              98          29.89%
                              99          51.81%


            Average Annual Total Returns (for periods ended 12/31/99)

                                                                    Fund Inception
                                         1 Year       5 Years       (12/28/94)(/3/)
            -----------------------------------------------------------------------
         Institutional Class             51.81%       28.77%        28.72%
            -----------------------------------------------------------------------
         Class A                         42.90%       26.82%        26.77%
            -----------------------------------------------------------------------
         Class B                         45.99%       27.17%        27.20%
            -----------------------------------------------------------------------
         Class C                         49.30%       27.32%        27.27%
            -----------------------------------------------------------------------
         S&P Mid-Cap 400 Index(/1/)      14.73%       23.05%        23.05%
            -----------------------------------------------------------------------
         Lipper Large-Cap Core Funds
          Average(/2/)                   22.77%       25.49%        25.49%
            -----------------------------------------------------------------------

            (1) The S&P Mid-Cap 400 Index is an unmanaged index of middle capitalization U.S. stocks. It is not possible to invest directly in the index.

            (2) The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges. The Lipper Large-Cap Core Funds Average replaced the Lipper Mid-Cap Fund Average (a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than $5 billion at the time of investment) because PIMCO Advisors believes the Large-Cap Core Funds Average is more representative of the Fund's investment strategies. For periods ended December 31, 1999, the 1 Year, 5 Years and Fund Inception average annual total returns of the Lipper Mid-Cap Fund Average were 39.38%, 23.07% and 23.07%, respectively.
            (3) The Fund began operations on 12/28/94. Index comparisons begin on 12/31/94.

--------------------------------------------------------------------------------
Fees and   These tables describe the fees and expenses you may pay if you buy
Expenses   and hold Class A, B or C shares of the Fund:
of the
Fund


            Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                Distribution                     Total Annual
                      Advisory  and/or Service     Other         Fund Operating
         Share Class  Fees(/1/) (12b-1) Fees (/2/) Expenses(/3/) Expenses
            -------------------------------------------------------------------
         Class A      0.60%     0.25%              0.65%         1.50%
            -------------------------------------------------------------------
         Class B      0.60      1.00               0.65          2.25
            -------------------------------------------------------------------
         Class C      0.60      1.00               0.65          2.25
            -------------------------------------------------------------------

            (1) On August 1, 2000, the Fund's advisory fee rate decreased by
                0.03% to 0.60% per annum.

            (2) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

            (3) Other Expenses reflects a 0.50% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and 0.15% in other expenses estimated to be attributable to the class during the current fiscal year.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                      Example: Assuming you redeem your shares at the
                      end of each period                               Example: Assuming you do not redeem your shares
         Share Class  Year 1      Year 3      Year 5      Year 10      Year 1      Year 3      Year 5      Year 10
            ----------------------------------------------------------------------------------------------------------
         Class A      $694        $998        $     1,323 $2,242       $694        $998        $1,323      $2,242
            ----------------------------------------------------------------------------------------------------------
         Class B          728        1,003       1,405       2,301         228         703        1,205       2,301
            ----------------------------------------------------------------------------------------------------------
         Class C          328         703        1,205       2,585         228         703        1,205       2,585
            ----------------------------------------------------------------------------------------------------------

                                                                   Prospectus 14

            PIMCO Innovation Fund

--------------------------------------------------------------------------------
Principal     Investment           Fund Focus             Approximate
Investments   Objective            Common stocks of       Capitalization Range
and           Seeks capital        technology-related     More than $200 million
Strategies    appreciation;        companies
              no                                          Dividend Frequency
              consideration        Approximate Number
              is given to          of Holdings            At least annually
              income
                                   40
              Fund
              Category
              Sector-Related
              Stocks


            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies which utilize new, creative or different, or "innovative," technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Fund identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies), and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale and/or service of technological products. Although the Fund emphasizes companies which utilize technologies, it is not required to invest exclusively in companies in a particular business sector or industry.

             The portfolio manager selects stocks for the Fund using a
            "growth" style. The portfolio manager seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

             Although the Fund invests principally in common stocks, the Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest a substantial portion of its assets in the securities of smaller capitalization companies. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

           .  Market Risk         . Smaller Company Risk    . Currency Risk
           .  Issuer Risk         . Liquidity Risk          . Credit Risk
           .  Focused Investment
              Risk                . Foreign Investment Risk . Management Risk
           .  Growth Securities
              Risk                . Technology Related Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges.
            For periods prior to the inception of Class B shares (5/22/95), performance information shown in the Average Annual Total Returns table for that class is based on the performance of the Fund's
            Class A shares. The prior Class A performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class
            B shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.


15 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class A

                                                             More Recent
                                                             Return
                                                             Information
                                                             ------------------

                                                             1/1/00-
                                                             9/30/00     21.31%

                                                             Highest and
                                                             Lowest Quarter
                                                             Returns
                                                             (for periods
                                                             shown in the bar
                                                             chart)
                                                             ------------------
                                                             Highest (10/1/99-
                                                             12/31/99)   80.12%
                                                             ------------------
                                                             Lowest (1/1/97-
                                                             3/31/97)   -12.56%

                                                [GRAPH]

                                             Annual Return

                                          95          46.33%
                                          96          23.60%
                                          97           9.03%
                                          98          79.41%
                                          99         139.40%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                          Fund Inception
                                                          1 Year  5 Years (12/22/94)(/3/)
            -----------------------------------------------------------------------------
         Class A                                          126.24% 51.38%  51.01%
            -----------------------------------------------------------------------------
         Class B                                          133.51% 51.98%  51.65%
            -----------------------------------------------------------------------------
         Class C                                          137.44% 52.05%  51.68%
            -----------------------------------------------------------------------------
         S&P 500 Index(/1/)                                21.04% 28.56%  28.56%
            -----------------------------------------------------------------------------
         Lipper Science and Technology Fund Average(/2/)  135.19% 41.03%  41.03%
            -----------------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Science and Technology Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in science and technology stocks. It does not take into account sales charges.
            (3) The Fund began operations on 12/22/94. Index comparisons begin on 12/31/94.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
            -----------------------------------------------------------------
         Class A      0.65%    0.25%             0.40%         1.30%
            -----------------------------------------------------------------
         Class B      0.65     1.00              0.40          2.05
            -----------------------------------------------------------------
         Class C      0.65     1.00              0.40          2.05
            -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                       Example: Assuming you do not
                  Example: Assuming you redeem your shares at the end of each period   redeem your shares
                  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            -------------------------------------------------------------------------------------------------------
         Class A  $675             $939             $1,224           $2,032            $675   $939   $1,224 $2,032
            -------------------------------------------------------------------------------------------------------
         Class B   708              943              1,303            2,091             208    643    1,103  2,091
            -------------------------------------------------------------------------------------------------------
         Class C   308              643              1,103            2,379             208    643    1,103  2,379
            -------------------------------------------------------------------------------------------------------

                                                                  Prospectus 16

            PIMCO International Fund

--------------------------------------------------------------------------------
Principal     Investment           Fund Focus             Approximate
Investments   Objective            Common stocks of       Capitalization Range
and           Seeks capital        foreign (non-U.S.)     More than $500 million
Strategies    appreciation         issuers
              through                                     Dividend Frequency
              investment in        Approximate Number
              an                   of Holdings            At least annually
              international        200-250
              portfolio;
              income is an
              incidental
              consideration

              Fund
              Category
              International
              Stocks

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in an international portfolio of common stocks, which may or may not pay dividends. The Fund normally invests in securities traded principally in developed foreign securities markets, but may also invest up to 30% of its assets in developing or "emerging" markets. The Fund has no prescribed limits on geographic asset distribution and may invest in any foreign securities market in the world. The Fund may also invest in securities of foreign issuers traded on U.S. securities markets, but will normally not invest in U.S. issuers. The Fund invests most of its assets in foreign securities which trade in currencies other than the U.S. dollar and may invest directly in foreign currencies.

             The portfolio manager uses a "top down" investment approach. He first determines regional and country weightings for the Fund by considering such factors as the condition and growth potential of the various economies and securities markets, currency and taxation considerations and other financial, social, national and political factors. The Sub-Adviser's country specialists then select individual stocks to fill out the desired country weightings. In selecting stocks, the specialists analyze a broad range of company fundamentals, such as price-to-earnings, price-to-book value and price-to-cash flow ratios (value factors), earnings, dividend and profit growth (growth factors) and balance sheet strength and return on assets (quality factors). The portfolio manager sells stocks in order to adjust or rebalance the Fund's regional and country weightings or to replace companies with weakening fundamentals.

             The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts) primarily for risk management or hedging purposes. The Fund may also invest in equity securities other than common stocks (such as preferred stocks and convertible securities) and may invest up to 10% of its assets in other investment companies. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in foreign and domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

           . Foreign           .Value Securities Risk  .Focused Investment Risk
             Investment Risk
           . Emerging Markets  .Growth Securities Risk .Leveraging Risk
             Risk
           . Currency Risk     .Smaller Companies Risk .Credit Risk
           . Market Risk       .Liquidity Risk         .Management Risk
           . Issuer Risk       .Derivatives Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class C shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges.
            For periods prior to the inception of Class A shares (2/1/91) and Class B shares (5/22/95), performance information shown in the Average Annual Total Returns table for those classes is based on the performance of the Fund's Class C shares. The prior Class C performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A and B shares. The Fund had different sub-advisers during the periods prior to November 15, 1994 and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.


17 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class C

                                                            More Recent Return
                                                            Information
                                                            --------------------

                                                            1/1/00-9/30/00     -
                                                            18.87%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (10/1/99-
                                                            12/31/99)     21.58%
                                                            --------------------
                                                            Lowest (7/1/98-
                                                            9/30/98)     -22.16%

                                    [GRAPH]

                            1990           -15.50%
                            1991            19.92%
                            1992            -5.84%
                            1993            33.47%
                            1994            -8.16%
                            1995             5.79%
                            1996             5.76%
                            1997             1.85%
                            1998             8.27%
                            1999            27.00%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                            Fund Inception
                                    1 Year 5 Years 10 Years (8/25/86)(/3/)
            --------------------------------------------------------------
         Class A                    20.59%  8.96%   6.43%    8.17%
            --------------------------------------------------------------
         Class B                    21.97%  9.13%   6.49%    8.21%
            --------------------------------------------------------------
         Class C                    26.00%  9.40%   6.24%    7.83%
            --------------------------------------------------------------
         MSCI EAFE Index            27.31% 13.15%   7.34%   10.35%
            --------------------------------------------------------------
         Lipper International Fund
          Average(/2/)              40.76% 15.13%  10.28%   11.59%
            --------------------------------------------------------------

            (1) The Morgan Stanley Capital International EAFE (Europe,
                Australasia, Far East) ("MSCI EAFE") Index is a widely recognized, unmanaged index of issuers in countries of Europe, Australia and Asia. It is not possible to invest directly in the index.
            (2) The Lipper International Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest their assets in securities whose primary trading markets are outside of the United States. It does not take into account sales charges.
            (3) The Fund began operations on 8/25/86. Index comparisons begin on 8/31/86.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                     Total Annual
                      Advisory and/or Service     Other         Fund Operating
         Share Class  Fees     (12b-1) Fees (/1/) Expenses(/2/) Expenses
            ------------------------------------------------------------------
         Class A      0.55%    0.25%              0.72%         1.52%
            ------------------------------------------------------------------
         Class B      0.55     1.00               0.73          2.28
            ------------------------------------------------------------------
         Class C      0.55     1.00               0.73          2.28
            ------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

            (2) Other Expenses reflects a 0.65% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and 0.07% in other expenses attributable to Class A shares during the most recent fiscal year and 0.08% in other expenses attributable to Class B and Class C shares during the most recent fiscal year.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                      Example: Assuming you redeem your shares at the
                      end of each period                               Example: Assuming you do not redeem your shares
         Share Class  Year 1      Year 3      Year 5      Year 10      Year 1      Year 3      Year 5      Year 10
            ----------------------------------------------------------------------------------------------------------
         Class A         $696     $1,004      $     1,333 $2,263       $696        $1,004      $1,333      $2,263
            ----------------------------------------------------------------------------------------------------------
         Class B          731        1,012       1,420       2,329         231          712       1,220       2,329
            ----------------------------------------------------------------------------------------------------------
         Class C          331          712       1,220       2,615         231          712       1,220       2,615
            ----------------------------------------------------------------------------------------------------------

                                                                  Prospectus 18

            PIMCO Mid-Cap Fund

--------------------------------------------------------------------------------
Principal     Investment           Fund Focus             Approximate
Investments   Objective            Medium                 Capitalization
and           Seeks growth of      capitalization         Range
Strategies    capital              common stocks          More than $500
                                                          million (excluding
              Fund                 Approximate Number     the largest 200
              Category             of Holdings            companies)
              Blend Stocks         60-100
                                                          Dividend Frequency
                                                          At least annually

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with medium market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

             In making investment decisions for the Fund, the portfolio management team considers companies in the U.S. market with market capitalizations of more than $500 million, but excluding the 200 largest capitalization companies. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

             The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team looks to sell a stock when it falls below the median ranking, has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

           .  Market Risk  . Growth Securities Risk . Focused Investment Risk
           .  Issuer Risk  . Smaller Company Risk   . Credit Risk
           .  Value        . Liquidity Risk         . Management Risk
              Securities
              Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges.
            For periods prior to the inception of Class A, B and C shares (1/13/97), performance information shown in the bar chart and tables for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.


19 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class A

                                                            More Recent Return
                                                            Information
                                                            --------------------

                                                            1/1/00-
                                                            9/30/00  27.80%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (10/1/99-
                                                            12/31/99)     22.92%
                                                            --------------------
                                                            Lowest (7/1/98-
                                                            9/30/98)     -14.50%

                                    [GRAPH]

                             1992           8.75%
                             1993          15.32%
                             1994          -2.75%
                             1995          36.76%
                             1996          22.87%
                             1997          33.62%
                             1998           7.46%
                             1999          12.54%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                Fund Inception
                                                 1 Year 5 Years (8/26/91)(/3/)
            ------------------------------------------------------------------
         Class A                                  6.35% 20.74%  16.33%
            ------------------------------------------------------------------
         Class B                                  6.68% 21.03%  16.39%
            ------------------------------------------------------------------
         Class C                                 10.68% 21.22%  16.25%
            ------------------------------------------------------------------
         Russell Mid-Cap Index(/1/)              18.23% 21.85%  17.31%
            ------------------------------------------------------------------
         Lipper Mid-Cap Core Funds Average(/2/)  29.16% 21.12%  16.55%
            ------------------------------------------------------------------

            (1) The Russell Mid-Cap Index is an unmanaged index of middle capitalization U.S. stocks. It is not possible to invest directly in the index.
            (2) The Lipper Mid-Cap Core Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
            (3) The Fund began operations on 8/26/91. Index comparisons begin on 8/31/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
            -----------------------------------------------------------------
         Class A      0.45%    0.25%             0.41%         1.11%
            -----------------------------------------------------------------
         Class B      0.45     1.00              0.41          1.86
            -----------------------------------------------------------------
         Class C      0.45     1.00              0.41          1.86
            -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and 0.01% in other expenses attributable to that class during the most recent fiscal year.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                           Example: Assuming you do not
                      Example: Assuming you redeem your shares at the end of each period   redeem your shares
         Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            -----------------------------------------------------------------------------------------------------------
         Class A      $657             $883             $1,128           $1,827            $657   $883   $1,128 $1,827
            -----------------------------------------------------------------------------------------------------------
         Class B       689              885              1,206            1,887             189    585    1,006  1,887
            -----------------------------------------------------------------------------------------------------------
         Class C       289              585              1,006            2,180             189    585    1,006  2,180
            -----------------------------------------------------------------------------------------------------------

                                                                   Prospectus 20

            PIMCO Opportunity Fund

--------------------------------------------------------------------------------
Principal     Investment            Fund                Approximate
Investments   Objective             Focus               Capitalization Range
and           Seeks capital         Smaller             Between $100 million
Strategies    appreciation;         capitalization      and $2 billion
              no                    common stocks
              consideration
              is given to
              income



                                    Approximate Number
                                    of Holdings         Dividend
                                    60-100              Frequency

                                                        At least
              Fund                                      annually
              Category
              Growth Stocks


            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of between $100 million and $2 billion at the time of investment.

             The portfolio manager selects stocks for the Fund using a
            "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

             The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund may invest a substantial portion of its assets in the securities of smaller capitalization companies and securities issued in initial public offerings
            (IPOs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk
              .Issuer Risk          .IPO Risk           .Technology Related
                                    .Liquidity Risk      Risk
              .Growth Securities
               Risk                                     . Focused Investment
                                                          Risk
                                    .Foreign Investment
                                     Risk
              .Smaller Company Risk .Currency Risk

                                                        .Credit Risk
                                                        .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class C shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges.
            For periods prior to the inception of Class A shares (12/17/90) and Class B shares (4/1/99), performance information shown in the Average Annual Total Returns table for those classes is based on the performance of the Fund's Class C shares. The prior Class C performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A and B shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements.
            Past performance is no guarantee of future results.

21 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class C

                                                            More Recent Return
                                                            Information
                                                            --------------------

                                                            1/1/00-9/30/00 5.06%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (10/01/99-
                                                            12/31/99)     45.70%
                                                            --------------------
                                                            Lowest (7/1/98-
                                                            9/30/98)     -25.78%

                                    [GRAPH]

                            1990            -7.34%
                            1991            68.08%
                            1992            28.46%
                            1993            36.16%
                            1994            -4.74%
                            1995            41.43%
                            1996            11.54%
                            1997            -4.75%
                            1998             1.29%
                            1999            63.99%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                 Fund Inception
                                   1 Year   5 Years   10 Years   (2/24/84)(/3/)
            -------------------------------------------------------------------
         Class A                   55.98%    19.60%   20.73%     19.37%
            -------------------------------------------------------------------
         Class B                   58.95%    19.90%   20.80%     19.40%
            -------------------------------------------------------------------
         Class C                   62.99%    20.09%   20.55%     18.93%
            -------------------------------------------------------------------
         Russell 2000 Index(/1/)   21.25%    16.69%   13.40%     12.49%
            -------------------------------------------------------------------
         Lipper Small-Cap Growth
          Funds Average(/2/)       61.78%    22.83%   18.12%     15.00%
            -------------------------------------------------------------------

            (1) The Russell 2000 Index is a capitalization weighted broad based index of 2,000 small capitalization U.S. stocks. It is not possible to invest directly in the index.
            (2) The Lipper Small-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index. It does not take into account sales charges.
            (3) The Fund began operations on 2/24/84. Index comparisons begin on 2/29/84.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
            -----------------------------------------------------------------
         Class A      0.65%    0.25%             0.41%         1.31%
            -----------------------------------------------------------------
         Class B      0.65     1.00              0.41          2.06
            -----------------------------------------------------------------
         Class C      0.65     1.00              0.41          2.06
            -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and 0.01% in other expenses attributable to that class during the most recent fiscal year.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                           Example: Assuming you do not
                      Example: Assuming you redeem your shares at the end of each period   redeem your shares
         Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            -----------------------------------------------------------------------------------------------------------
         Class A      $676             $942             $1,229           $2,042            $676   $942   $1,229 $2,042
            -----------------------------------------------------------------------------------------------------------
         Class B       709              946              1,308            2,102             209    646    1,108  2,102
            -----------------------------------------------------------------------------------------------------------
         Class C       309              646              1,108            2,390             209    646    1,108  2,390
            -----------------------------------------------------------------------------------------------------------

                                                                   Prospectus 22

            PIMCO Renaissance Fund

--------------------------------------------------------------------------------
Principal     Investment           Fund Focus             Approximate Capitali-
Investments   Objective            Undervalued stocks     zation Range
and           Seeks long-term      with improving         All capitalizations
Strategies    growth of            business               Dividend Frequency
              capital and          fundamentals
              income                                      At least annually

                                   Approximate Number of Holdings
              Fund                 50-80
              Category
              Value Stocks

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) stocks.

             The portfolio manager selects stocks for the Fund using a "value"
            style. The portfolio manager invests primarily in common stocks of companies having below-average valuations whose business fundamentals, such as market share, strength of management and competitive position, are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell a stock when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

             The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs).

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

           . Market Risk            .Foreign Investment Risk .Credit Risk
           . Issuer Risk            .Currency Risk           .Management Risk
           . Value Securities Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class C shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges.
            For periods prior to the inception of Class A shares (2/1/91) and Class B shares (5/22/95), performance information shown in the Average Annual Total Returns table for those classes is based on the performance of the Fund's Class C shares. The prior Class C performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A and B shares. Prior to May 7, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.


23 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class C

                                                            More Recent Return
                                                            Information
                                                            --------------------

                                                            1/1/00-
                                                            9/30/00  17.70%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (10/1/98-
                                                            12/31/98)     18.37%
                                                            --------------------
                                                            Lowest (7/1/98-
                                                            9/30/98)     -16.77%

                                    [GRAPH]

                            1990           -15.46%
                            1991            33.24%
                            1992             7.78%
                            1993            21.23%
                            1994            -5.05%
                            1995            27.61%
                            1996            24.40%
                            1997            34.90%
                            1998            10.72%
                            1999             9.02%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                Fund Inception
                                       1 Year  5 Years 10 Years (4/18/88)(/3/)
            ------------------------------------------------------------------
         Class A                        3.79%  20.45%  13.92%   13.45%
            ------------------------------------------------------------------
         Class B                        4.66%  20.70%  13.97%   13.49%
            ------------------------------------------------------------------
         Class C                        8.16%  20.92%  13.70%   13.15%
            ------------------------------------------------------------------
         Russell Mid-Cap Value
          Index(/1/)                   - 0.10% 18.00%  13.81%   14.53%
            ------------------------------------------------------------------
         Lipper Multi-Cap Value Funds
          Average(/2/)                  6.69%  18.32%  13.11%   13.67%
            ------------------------------------------------------------------

            (1) The Russell Mid-Cap Value Index is an unmanaged index that measures the performance of medium capitalization companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index. The Russell Mid-Cap Value Index replaced the Russell 1000 Value Index (an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have less than average growth orientation) and the S&P 500 Index (an unmanaged index of large capitalization common stocks) as the Fund's comparative index because PIMCO Advisors believes the Russell Mid-Cap Value Index is more representative of the Fund's investment strategies. For periods ended December 31, 1999, the 1 Year, 5 Years, 10 Years and Fund Inception average annual total returns of the Russell 1000 Value Index were 7.34%, 23.08%, 15.60% and 15.38%, respectively, and of the S&P 500 Index were 21.04%, 28.56%, 18.21% and 19.06%, respectively.
            (2) The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time.
            (3) The Fund began operations on 4/18/88. Index comparisons begin on 4/30/88.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
            -----------------------------------------------------------------
         Class A      0.60%    0.25%             0.40%         1.25%
            -----------------------------------------------------------------
         Class B      0.60     1.00              0.40          2.00
            -----------------------------------------------------------------
         Class C      0.60     1.00              0.40          2.00
            -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                           Example: Assuming you do not
                      Example: Assuming you redeem your shares at the end of each period   redeem your shares
         Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            -----------------------------------------------------------------------------------------------------------
         Class A      $670             $925             $1,199           $1,978            $670   $925   $1,199 $1,978
            -----------------------------------------------------------------------------------------------------------
         Class B       703              927              1,278            2,038             203    627    1,078  2,038
            -----------------------------------------------------------------------------------------------------------
         Class C       303              627              1,078            2,327             203    627    1,078  2,327
            -----------------------------------------------------------------------------------------------------------

                                                                   Prospectus 24

            PIMCO Select Growth Fund

--------------------------------------------------------------------------------
Principal     Investment            Fund Focus          Approximate
Investments   Objective             Larger              Capitalization Range
and           Seeks long-term       capitalization      At least $10 billion
Strategies    growth of             common stocks
              capital; income
              is an incidental      Approximate Number   Dividend Frequency
              consideration         of Holdings 15-25    At least
                                                         annually
              Fund Category
              Growth Stocks


            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of at least $10 billion at the time of investment. The Fund normally invests in the securities of 15 to 25 issuers.

             The portfolio manager selects stocks for the Fund using a
            "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

             The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 25% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk
                                    .Focused Investment Risk

              .Issuer Risk                              .Currency Risk
                                    .Growth Securities Risk
                                                        .Credit Risk

              .Technology Related Risk
                                    .Foreign Investment Risk
                                                        .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance
Information
            The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class A, B or C shares during the periods shown. Although Institutional Class and Class A, B and C shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Institutional Class performance would be higher than Class A, B or C performance because of the lower expenses and no sales charges (loads) paid by Institutional Class shares. The Average Annual
            Total Returns table also shows estimated historical performance for Class A, B and C shares based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The performance information on the next page for periods prior to April 1, 2000 reflects the Fund's advisory fee rate in effect prior to that date (0.57% per annum); these results would have been lower had the Fund's current advisory fee rate (0.60% per annum) then been in effect. Prior to July 1, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. In addition, the Fund changed its investment objective and policies on April 1, 2000; the performance results shown on the next page would not necessarily have been achieved had the Fund's current objective and policies then been in effect. Past performance is no guarantee of future results.

25 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                                                            --------------------

                                                            1/1/00-
                                                            9/30/00  16.44%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (10/01/98-
                                                            12/31/98)     24.90%
                                                            --------------------
                                                            Lowest (7/1/98-
                                                            9/30/98)     -11.38%

                                    [GRAPH]

                                 Annual Return

                           1995              27.96%
                           1996              17.95%
                           1997              25.32%
                           1998              41.06%
                           1999              24.27%


                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                 Fund Inception
                                          1 Year     5 Years     (12/28/94)(/3/)
            --------------------------------------------------------------------
         Institutional Class              24.27%     27.09%      27.06%
            --------------------------------------------------------------------
         Class A                          16.97%     25.17%      25.14%
            --------------------------------------------------------------------
         Class B                          17.86%     25.50%      25.55%
            --------------------------------------------------------------------
         Class C                          21.86%     25.66%      25.63%
            --------------------------------------------------------------------
         S&P 500 Index(/1/)               21.04%     28.56%      28.56%
            --------------------------------------------------------------------
         Lipper Large-Cap Growth Funds
          Average(/2/)                    40.54%     29.41%      29.41%
            --------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
            (3) The Fund began operations on 12/28/94. Index comparisons begin on 12/31/94.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                Distribution                    Total Annual
                      Advisory  and/or Service    Other         Fund Operating
         Share Class  Fees(/1/) (12b-1) Fees(/2/) Expenses(/3/) Expenses
            ------------------------------------------------------------------
         Class A      0.60%     0.25%             0.40%         1.25%
            ------------------------------------------------------------------
         Class B      0.60      1.00              0.40          2.00
            ------------------------------------------------------------------
         Class C      0.60      1.00              0.40          2.00
            ------------------------------------------------------------------

            (1) On April 1, 2000, the Fund's advisory fee rate increased by
                0.03%, to 0.60% per annum.

            (2) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (3) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                           Example: Assuming you do not
                      Example: Assuming you redeem your shares at the end of each period   redeem your shares
         Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            -----------------------------------------------------------------------------------------------------------
         Class A      $670             $925             $1,199           $1,978            $670   $925   $1,199 $1,978
            -----------------------------------------------------------------------------------------------------------
         Class B       703              927              1,278            2,038             203    627    1,078  2,038
            -----------------------------------------------------------------------------------------------------------
         Class C       303              627              1,078            2,327             203    627    1,078  2,327
            -----------------------------------------------------------------------------------------------------------

                                                                   Prospectus 26

            PIMCO Allianz Select International Fund

--------------------------------------------------------------------------------

Principal     Investment           Fund Focus             Approximate
Investments   Objective                                   Capitalization
and           Seeks capital        Common stocks          Range
Strategies    appreciation         of non-U.S.
                                   issuers                More than $1
                                                          billion
                                   Approximate Number
              Fund Category        of Holdings
                                                          Dividend
              International                               Frequency
              Stocks               30-60                  At least
                                                          annually

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in an international portfolio of common stocks and other equity securities of companies located outside of the United States. Although the Fund normally invests in issuers from at least five different countries, it may at times invest in fewer than five countries, or even a single country. The Fund typically invests in approximately 30 to 60 stocks. Although the Fund invests primarily in developed market countries, it may also invest in developing, or "emerging," markets. The Fund has no other limits on geographic asset distribution and may invest in any foreign securities market in the world. The Fund may also invest in securities of foreign issuers traded on U.S. securities markets, but will normally not invest in U.S. issuers. The Fund invests most of its assets in foreign securities which trade in currencies other than the U.S. dollar and may invest directly in foreign currencies.

             The portfolio manager selects securities for the Fund using a research-driven "bottom-up" approach that seeks to utilize the Sub-Adviser's global research capabilities to identify companies with above-average long-term growth prospects and attractive valuations and that possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The portfolio manager seeks to select those stocks with the best long-term performance expectations, using a broad range of company fundamentals, such as long-term growth prospects, price-to-earnings ratios and other valuation measures, dividend and profit growth, balance sheet strength and return on assets. The portfolio managers sell stocks in order to adjust or rebalance the Fund's portfolio and to replace companies with weakening fundamentals.

             The Fund may invest a substantial portion of its assets in the securities of small and medium capitalization companies. The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts), primarily for portfolio management and hedging purposes. The Fund may to a limited degree invest in equity securities other than common stocks (such as equity-linked securities, preferred stocks and convertible securities) and may invest up to 10% of its assets in other investment companies. In response to unfavorable market and other conditions, the Funds may make temporary investments of some or all of its assets in foreign and domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

           .  Foreign      .  Growth Securities Risk .  Focused Investment Risk
              Investment
              Risk
           .  Emerging     .  Value Securities Risk  .  Leveraging Risk
              Market Risk
           .  Currency     .  Smaller Company Risk   .  Credit Risk
              Risk
           .  Market Risk  .  Liquidity Risk         .  Management Risk
           .  Issuer Risk  .  Derivatives Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance
Information The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class A, B or C shares during the periods shown. Although Institutional Class and Class A, B and C shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Institutional Class performance would be higher than Class A, B or C performance because of the lower expenses and no sales charges paid by Institutional Class shares. The Average Annual Total
            Returns table also shows estimated historical performance for Class A, B, and C shares based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual sales charges (loads), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The performance information on the next page for periods prior to May 8, 2000 reflects the Fund's advisory fee rate in effect prior to that date (0.85% per annum), which is lower than the current rate (0.75% per annum). Prior to November 1, 2000, the Fund had different sub-advisers and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. In addition, the Fund changed its investment objective and policies on November 1, 2000; the performance results shown on the next page would not necessarily have been achieved had the Fund's current objective and policies then been in effect. Past performance is no guarantee of future results.

27   PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                                                            --------------------
                                                            1/1/00-9/30/00
                                                            -14.71%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (10/01/99-
                                                            12/31/99)     47.11%
                                                            --------------------
                                                            Lowest (7/1/98-
                                                            9/30/98)     -17.79%

                                    [GRAPH]

                                 1998   39.40%
                                 1999  109.71%

                Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                  Fund Inception
                                                    1 Year        (12/28/97)(/3/)
            ---------------------------------------------------------------------
         Institutional Class                        109.71%       70.98%
            ---------------------------------------------------------------------
         Class A                                     97.43%       65.57%
            ---------------------------------------------------------------------
         Class B                                    102.44%       67.91%
            ---------------------------------------------------------------------
         Class C                                    106.44%       69.10%
            ---------------------------------------------------------------------
         MSCI EAFEIndex(/1/)                         27.30%       23.77%
            ---------------------------------------------------------------------
         Lipper International Fund Average(/2/)      40.76%       25.87%
            ---------------------------------------------------------------------

            (1) The Morgan Stanley Capital International EAFE (Europe,
                Australasia, Far East ("MSCI EAFE") Index is a widely recognized, unmanaged index of issuers in countries of Europe, Australia and the Far East. It is not possible to invest directly in the index.

            (2) The Lipper International Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest their assets in securities whose primary trading markets are outside of the United States. It does not take into account sales charges.

            (3) The Fund began operations on 12/31/97. Index comparisons begin on 12/31/97.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                                                                             Maximum Contingent Deferred
                                                                             Sales Charge (Load) (as a
                            Maximum Sales Charge (Load) Imposed              percentage of original
                            on Purchases (as a percentage of offering price) purchase price)
            --------------------------------------------------------------------------------------------
         Class A            5.50%                                            1%(/1/)
            --------------------------------------------------------------------------------------------
         Class B            None                                             5%(/2/)
            --------------------------------------------------------------------------------------------
         Class C            None                                             1%(/3/)
            --------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                Distribution                    Total Annual
                      Advisory  and/or Service    Other         Fund Operating
         Share Class  Fees(/1/) (12b-1) Fees(/2/) Expenses(/3/) Expenses
            ------------------------------------------------------------------
         Class A      0.75%     0.25%             0.70%         1.70%
            ------------------------------------------------------------------
         Class B      0.75      1.00              0.70          2.45
            ------------------------------------------------------------------
         Class C      0.75      1.00              0.70          2.45
            ------------------------------------------------------------------

            (1) On May 8, 2000, the Fund's advisory fee rate decreased by
                0.10%, to 0.75% per annum.

            (2) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

            (3) Other Expenses reflects a 0.70% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                       Example: Assuming you do not
                  Example: Assuming you redeem your shares at the end of each period   redeem your shares
                  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            -------------------------------------------------------------------------------------------------------
         Class A              $713           $1,056           $1,422            $2,448   $713 $1,056 $1,422  $2,448
            -------------------------------------------------------------------------------------------------------
         Class B               748            1,064            1,506             2,507    248    764  1,306   2,507
            -------------------------------------------------------------------------------------------------------
         Class C               348              764            1,306             2.786    248    764  1,306   2,786
            -------------------------------------------------------------------------------------------------------


                                                                   Prospectus 28

            PIMCO Small-Cap Value Fund

--------------------------------------------------------------------------------
Principal     Investment           Fund Focus             Approximate Capitalization Range
Investments   Objective            Undervalued smaller    Between $100 million and
and           Seeks long-term      capitalization         $1.5 billion
Strategies    growth of            common stocks
              capital and
              income

              Fund                 Approximate Number     Dividend Frequency
              Category             of Holdings            At least annually
              Value Stocks         100

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of between $100 million and $1.5 billion at the time of investment and below average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (or dividend-paying) common stocks.

             The Fund's initial selection universe consists of approximately
            4,500 stocks of companies within the Fund's capitalization range. The portfolio managers screen this universe to identify approximately 500 undervalued stocks representing approximately 160 industry groups. This screening process is based on a number of valuation factors, including P/E ratios (calculated both with respect to trailing operating earnings and forward earnings estimates) and price-to-sales, price-to-book value, and price-to-cash flow ratios. These factors are considered both on a relative basis (compared to other stocks in the same industry group) and on an absolute basis (compared to the overall market).

             From this narrowed universe, the portfolio managers select approximately 100 stocks for the Fund, each of which has close to equal weighting in the portfolio. They select stocks based on a quantitative analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields and trading liquidity. The portfolio is also structured to have a maximum weighting of no more than 10% in any one industry. The portfolio managers may replace a stock if its market capitalization becomes excessive, if its valuation exceeds the average valuation of stocks represented in the S&P 500 Index, or when a stock within the same industry group has a considerably lower valuation than the Fund's current holding.

             Under normal circumstances, the Fund intends to be fully invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

           . Market Risk            .Smaller Company Risk    .Credit Risk
           . Issuer Risk            .Liquidity Risk          .Management Risk
           . Value Securities Risk  .Focused Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges.
            For periods prior to the inception of Class A, B and C shares (1/20/97), performance information shown in the bar chart and tables for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.


29 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class A

                                                            More Recent Return
                                                            Information
                                                            -------------------

                                                            1/1/00-
                                                            9/30/00 10.65%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            -------------------
                                                            Highest (4/1/99-
                                                            6/30/99)     16.28%
                                                            -------------------
                                                            Lowest (7/1/98-
                                                            9/30/98)    -18.71%

                                    [GRAPH]

                             1992           18.27%
                             1993           13.39%
                             1994           -4.07%
                             1995           24.98%
                             1996           27.22%
                             1997           34.47%
                             1998           -9.48%
                             1999           -6.82%


                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                 Fund Inception
                                         1 Year      5 Years     (9/30/91)(/3/)
            -------------------------------------------------------------------
         Class A                         -11.95%     11.25%      10.77%
            -------------------------------------------------------------------
         Class B                         -12.08%     11.42%      10.83%
            -------------------------------------------------------------------
         Class C                         - 8.39%     11.69%      10.71%
            -------------------------------------------------------------------
         Russell 2000 Index(/1/)          21.25%     16.69%      14.97%
            -------------------------------------------------------------------
         Lipper Small-Cap Value Funds
          Average(/2/)                     5.87%     13.76%      13.08%
            -------------------------------------------------------------------

            (1) The Russell 2000 Index is a capitalization weighted broad based index of 2,000 small capitalization U.S. stock. It is not possible to invest directly in the index.
            (2) The Lipper Small-Cap Value Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index. It does not take into account sales charges.
            (3) The Fund began operations on 9/30/91. Index comparisons begin on 10/1/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
            -----------------------------------------------------------------
         Class A      0.60%    0.25%             0.41%         1.26%
            -----------------------------------------------------------------
         Class B      0.60     1.00              0.41          2.01
            -----------------------------------------------------------------
         Class C      0.60     1.00              0.41          2.01
            -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and 0.01% in other expenses attributed to that class during the most recent fiscal year.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                           Example: Assuming you do not
                      Example: Assuming you redeem your shares at the end of each period   redeem your shares
         Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            -----------------------------------------------------------------------------------------------------------
         Class A      $671             $928             $1,204           $1,989            $671   $928   $1,204 $1,989
            -----------------------------------------------------------------------------------------------------------
         Class B       704              930              1,283            2,048             204    630    1,083  2,048
            -----------------------------------------------------------------------------------------------------------
         Class C       304              630              1,083            2,338             204    630    1,083  2,338
            -----------------------------------------------------------------------------------------------------------

                                                                   Prospectus 30

            PIMCO Target Fund

--------------------------------------------------------------------------------
Principal     Investment          Fund Focus            Approximate
Investments   Objective           Medium                Capitalization Range
and           Seeks capital       capitalization        Between $1 billion
Strategies    appreciation; no    common stocks         and $10 billion
              consideration is
              given to income

              Fund Category       Approximate Number    Dividend Frequency
              Growth Stocks       of Holdings           At least
                                  40-60                 annually


            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of between $1 billion and $10 billion at the time of investment.

             The portfolio managers select stocks for the Fund using a
            "growth" style. The portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio managers believe that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

             The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk          .Liquidity Risk     .Focused Investment
              .Issuer Risk          .Foreign Investment  Risk
              .Growth Securities     Risk               .Credit Risk
               Risk                 .Currency Risk      .Management Risk
              .Smaller Company Risk .Technology Related
                                     Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges.
            For periods prior to the inception of Class B shares (5/22/95), performance information shown in the Average Annual Total Returns table for that class is based on the performance of the Fund's
            Class A shares. The prior Class A performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class
            B shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

31  PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class A

                                                            More Recent Return
                                                            Information
                                                            --------------------

                                                            1/1/00-
                                                            9/30/00  40.50%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (10/1/99-
                                                            12/31/99)     53.05%
                                                            --------------------
                                                            Lowest (7/1/98-
                                                            9/30/98)     -13.15%

                                    [GRAPH]

                            1993            24.52%
                            1994             3.09%
                            1995            30.31%
                            1996            15.68%
                            1997            15.44%
                            1998            23.27%
                            1999            66.25%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                 Fund Inception
                                          1 Year     5 Years     (12/17/92)(/3/)
            --------------------------------------------------------------------
         Class A                          57.10%     28.28%      24.13%
            --------------------------------------------------------------------
         Class B                          60.05%     28.62%      24.19%
            --------------------------------------------------------------------
         Class C                          64.05%     28.77%      24.19%
            --------------------------------------------------------------------
         S&P Mid-Cap 400 Index(/1/)       14.73%     23.05%      17.55%
            --------------------------------------------------------------------
         Lipper Multi-Cap Growth Funds
          Average(/2/)                    57.98%     28.51%      20.93%
            --------------------------------------------------------------------

            (1) The S&P Mid-Cap 400 Index is an unmanaged index of middle capitalization U.S. stocks. It is not possible to invest directly in the index.
            (2) The Lipper Multi-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. Companies with market capitalizations of less than $5 billion at the time of investment. It does not take into account sales charges.
            (3) The Fund began operations on 12/17/92. Index comparisons begin on 12/31/92.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
            -----------------------------------------------------------------
         Class A      0.55%    0.25%             0.41%         1.21%
            -----------------------------------------------------------------
         Class B      0.55     1.00              0.41          1.96
            -----------------------------------------------------------------
         Class C      0.55     1.00              0.41          1.96
            -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and 0.01% in other expenses attributable to that class during the most recent fiscal year.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                           Example: Assuming you do not
                      Example: Assuming you redeem your shares at the end of each period   redeem your shares
         Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            -----------------------------------------------------------------------------------------------------------
         Class A      $667             $913             $1,178           $1,935            $667   $913   $1,178 $1,935
            -----------------------------------------------------------------------------------------------------------
         Class B       699              915              1,257            1,995             199    615    1,057  1,995
            -----------------------------------------------------------------------------------------------------------
         Class C       299              615              1,057            2,285             199    615    1,057  2,285
            -----------------------------------------------------------------------------------------------------------

                                                                   Prospectus 32

            PIMCO Tax-Efficient Equity Fund

--------------------------------------------------------------------------------
Principal     Investment             Fund Focus           Approximate
Investments   Objective              A portion of the     Capitalization Range
and           Seeks maximum          common stocks        More than $5
Strategies    after-tax growth       represented in       billion
              of capital             the S&P 500 Index

              Fund Category          Approximate Number   Dividend Frequency
              Enhanced Index         of Holdings          At least
                                     More than 200        annually


            The Fund attempts to provide a total return which exceeds the return of the S&P 500 Index by investing in a broadly diversified portfolio of at least 200 common stocks. The Fund also attempts to achieve higher after-tax returns for its shareholders by using a variety of tax-efficient management strategies.

             The Fund seeks to achieve its investment objective by normally investing at least 95% of its assets in stocks represented in the S&P 500 Index. The Fund's portfolio is designed to have certain characteristics that are similar to those of the index, including such measures as dividend yield, P/E ratio, relative volatility, economic sector exposure, return on equity and market price-to-book value ratio. The Fund's return is intended to correlate highly with the return of the S&P 500 Index, but the portfolio managers attempt to produce a higher total return than the index by selecting a portion of the stocks represented in the index using the quantitative techniques described below. The portfolio managers also use these techniques to make sell decisions. Notwithstanding these strategies, there is no assurance that the Fund's investment performance will equal or exceed that of the S&P 500 Index.

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

             Quantitative Techniques. The portfolio managers use a proprietary quantitative model that ranks companies based on long-term (5-10 years) price appreciation potential. They analyze factors such as growth of sustainable earnings and dividend behavior. Stocks in the top 50% of the model's ranking are considered for purchase by the Fund. The Fund looks to sell stocks selected from the bottom 20% of the model's ranking based on cost, current market value and anticipated benefit of replacement. The portfolio managers' sell discipline also focuses on reducing realized capital gains as indicated below.

             Tax-Efficient Strategies. The portfolio managers utilize a range of active tax management strategies designed to minimize the Fund's taxable distributions, including low portfolio turnover and favoring investments in low-dividend, growth-oriented companies. The portfolio managers also identify specific shares of stock to be sold that have the lowest tax cost. When prudent, stocks are also sold to realize capital losses in order to offset realized capital gains. In limited circumstances, the Fund may also distribute appreciated securities to shareholders to meet redemption requests so as to avoid realizing capital gains. Despite the use of these tax-efficient strategies, the Fund may realize gains and shareholders will incur tax liability from time to time.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Market Risk          . Growth Securities Risk
                                                          . Credit Risk
              . Issuer Risk          . Leveraging Risk    . Management Risk
              . Value Securities Risk. Focused Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. Past performance is no guarantee of future results.

33 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class A

                                                            More Recent Return
                                                            Information
                                                            --------------------

                                                            1/1/00-9/30/00
                                                            - 2.67%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------

                                                            Highest (10/1/99-
                                                            12/31/99)14.98%

                                                            --------------------
                                                            Lowest (7/1/99-
                                                            9/30/99)      -7.25%

                                    [GRAPH]

                               1999       17.38%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                   Fund Inception
                                                      1 Year       (7/10/98)(/3/)
            ---------------------------------------------------------------------
         Class A                                      10.95%       11.10%
            ---------------------------------------------------------------------
         Class B                                      11.49%       11.99%
            ---------------------------------------------------------------------
         Class C                                      15.49%       14.54%
            ---------------------------------------------------------------------
         S&P 500 Index(/1/)                           21.04%       20.42%
            ---------------------------------------------------------------------
         Lipper Large-Cap Core Funds Average(/2/)     22.77%       20.65%
            ---------------------------------------------------------------------

            (1) The S&P 500 index is an unmanaged index of large
             capitalization U.S. stocks. It is not possible to invest directly in the index.
            (2) The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
            (3) The Fund began operations on 7/10/98. Index comparisons begin on 6/30/98.

--------------------------------------------------------------------------------

            These tables describe the fees and expenses you may pay if you buy
Fees and    and hold Class A, B or C shares of the Fund:
Expenses
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
            -----------------------------------------------------------------
         Class A      0.45%    0.25%             0.41%         1.11%
            -----------------------------------------------------------------
         Class B      0.45     1.00              0.41          1.86
            -----------------------------------------------------------------
         Class C      0.45     1.00              0.41          1.86
            -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and 0.01% in other expenses attributable to that class during the most recent fiscal year.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                           Example: Assuming you do not
                      Example: Assuming you redeem your shares at the end of each period   redeem your shares
         Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            -----------------------------------------------------------------------------------------------------------
         Class A      $657             $883             $1,128           $1,827            $657   $883   $1,128 $1,827
            -----------------------------------------------------------------------------------------------------------
         Class B       689              885              1,206            1,887             189    585    1,006  1,887
            -----------------------------------------------------------------------------------------------------------
         Class C       289              585              1,006            2,180             189    585    1,006  2,180
            -----------------------------------------------------------------------------------------------------------

                                                                   Prospectus 34

            PIMCO Value Fund

--------------------------------------------------------------------------------
Principal     Investment            Fund Focus            Approximate Capitali-
Investments   Objective             Undervalued           zation Range
and           Seeks long-term       larger                More than $5
Strategies    growth of             capitalization        billion
              capital and           stocks with
              income                improving
                                    fundamentals

                                                          Dividend Frequency

                                                          At least
                                                          annually


              Fund Category
              Value Stocks          Approximate Number of Holdings
                                    40



            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $5 billion at the time of investment and below-average valuations whose business fundamentals are expected to improve. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

             The portfolio manager selects stocks for the Fund using a "value"
            style. The portfolio manager invests primarily in stocks of companies having below-average valuations whose business fundamentals are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell a stock when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

             The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Market Risk         . Foreign Investment Risk
                                                        . Credit Risk
              . Issuer Risk         . Currency Risk     . Management Risk
              . Value Securities Risk

                                    . Focused Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges.
            For periods prior to the inception of Class A, B and C shares (1/13/97), performance information shown in the bar chart and tables for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Prior to May 8, 2000, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.


35  PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class A


                                                            More Recent Return
                                                            Information
                                                            --------------------

                                                            1/1/00-
                                                            9/30/00  12.85%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (4/1/99-
                                                            6/30/99)      17.73%
                                                            --------------------
                                                            Lowest (7/1/98-
                                                            9/30/98)     -13.27%

                                    [GRAPH]

                             1992          12.70%
                             1993          15.94%
                             1994          -4.46%
                             1995          38.37%
                             1996          19.87%
                             1997          25.71%
                             1998           9.76%
                             1999           3.81%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                               Fund Inception
                                               1 Year  5 Years (12/30/91)(/3/)
            ------------------------------------------------------------------
         Class A                                -1.90% 17.55%  13.84%
            ------------------------------------------------------------------
         Class B                                -1.16% 17.80%  13.91%
            ------------------------------------------------------------------
         Class C                                2.21%  18.02%  13.81%
            ------------------------------------------------------------------
         Russell 1000 Value Index (/1/)         7.34%  23.08%  17.85%
            ------------------------------------------------------------------
         Lipper Multi-Cap Value Funds Average
          (/2/)                                 6.69%  18.32%  14.24%
            ------------------------------------------------------------------

            (1) The Russell 1000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have less than average growth orientation. It is not possible to invest directly in the index. The Russell 1000 Value Index replaced the S&P 500 Index (an unmanaged index of large capitalization common stocks.) as the Fund's comparative index because PIMCO Advisors believes that the Russell 1000 Value Index is more representative of the Fund's investment strategies. For periods ended December 31, 1999, the 1 Year, 5 Year and Fund Inception average annual total returns of the S&P 500 Index were 21.04%, 28.56% and 19.70%, respectively.
            (2) The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest in companies with a variety of capitalization ranges, without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.
            (3) The Fund began operations on 12/30/91. Index comparisons begin on 12/31/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
            -----------------------------------------------------------------
         Class A      0.45%    0.25%             0.41%         1.11%
            -----------------------------------------------------------------
         Class B      0.45     1.00              0.41          1.86
            -----------------------------------------------------------------
         Class C      0.45     1.00              0.41          1.86
            -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and 0.01% in other expenses attributable to that class during the most recent fiscal year.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                           Example: Assuming you do not
                      Example: Assuming you redeem your shares at the end of each period   redeem your shares
         Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            -----------------------------------------------------------------------------------------------------------
         Class A      $657             $883             $1,128           $1,827            $657   $883   $1,128 $1,827
            -----------------------------------------------------------------------------------------------------------
         Class B       689              885              1,206            1,887             189    585    1,006  1,887
            -----------------------------------------------------------------------------------------------------------
         Class C       289              585              1,006            2,180             189    585    1,006  2,180
            -----------------------------------------------------------------------------------------------------------

                                                                  Prospectus 36

            Summary of Principal Risks

            The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective.

Market      The market price of securities owned by a Fund may go up or down,
Risk        sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio will decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer      The value of a security may also decline for a number of reasons
Risk        which directly relate to the issuer, such as management
            performance, financial leverage and reduced demand for the issuer's goods or services.

Value
Securities  Each Fund may invest in companies that may not be expected to
Risk experience significant earnings growth, but whose securities its portfolio manager believes are selling at a price lower than their true value. The Capital Appreciation, Equity Income, Growth & Income, International, Mid-Cap, Renaissance, Allianz Select International, Small-Cap Value, Tax-Efficient Equity and Value Funds may place particular emphasis on value securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Growth
Securities  Each Fund may invest in equity securities of companies that its
Risk portfolio manager believes will experience relatively rapid earnings growth. The Capital Appreciation, Global Innovation, Growth, Growth & Income, Innovation, International Mid-Cap, Opportunity, Select Growth, Allianz Select International, Target and Tax-Efficient Equity Funds may place particular emphasis on growth securities. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller
Company
Risk The general risks associated with equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. The Global Innovation, Innovation, Opportunity and Small-Cap Value Funds generally have substantial exposure to this risk. The Growth & Income, Mid-Cap, Allianz Select International and Target Funds also have significant exposure to this risk because they invest substantial assets in companies with medium-sized market capitalizations, which are smaller and generally less-seasoned than the largest companies.

IPO Risk

            The Funds, particularly the Global Innovation Fund, may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the

37 PIMCO Funds: Multi-Manager Series
            companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.


Liquidity   All of the Funds are subject to liquidity risk. Liquidity risk
Risk        exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives All Funds except the Capital Appreciation, Mid-Cap and Small-Cap
Risk Value Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Sector
Specific Risks

            In addition to other risks, Funds that invest a substantial portion of their assets in related industries (or "sectors") may have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

            Technology Related Risk. Because the Global Innovation and Innovation Funds concentrate their investments in companies which utilize innovative technologies, they are subject to risks particularly affecting those companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories. Other Funds may also be subject to these risks to the extent they invest their assets in technology or technology-related companies.

Foreign
(non-       A Fund that invests in foreign securities, and particularly the
U.S.)       Global Innovation, International and Allianz Select International
Investment  Funds, may experience more rapid and extreme changes in value than
Risk        Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S.
            issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S.
            standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that a Fund, such as the Global
            Innovation, International or Allianz Select International Fund, invests a significant portion of its assets in a narrowly defined area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks associated with foreign investments. Adverse conditions in certain regions
            (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.

                                                                   Prospectus 38

Emerging
Markets     Foreign investment risk may be particularly high to the extent
Risk        that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. The Global Innovation, International and Allianz Select International Funds may invest significant portions of their assets in emerging market securities. In addition, the risks associated with investing in a narrowly defined geographic area (discussed above under "Foreign
            (non-U.S.) Investment Risk") are generally more pronounced with respect to investments in emerging market countries.

Currency
Risk Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Global Innovation, International and Allianz Select International Funds are particularly sensitive to currency risk. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Focused
Investment  Focusing Fund investments in a small number of issuers, industries
Risk or foreign currencies or regions increases risk. Funds, such as the Select Growth Fund, that are "non-diversified" because they invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks. The Global Innovation, International and Allianz Select International Funds may be subject to increased risk to the extent that they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the U.S., because companies in these areas may share common characteristics and are often subject to similar business risks and regulatory burdens, and their securities may react similarly to economic, market, political or other developments. Similarly, the Global Innovation and Innovation Funds are vulnerable to events affecting companies which use innovative technologies to gain a strategic, competitive advantage in their industry and companies that provide and service those technologies because these Funds normally "concentrate" their investments in those companies. Also, the Funds may from time to time have greater risk to the extent they invest a substantial portion of their assets in companies in related industries such as "technology" or "financial and business services," which may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to economic, market, political or other developments.

Leveraging
Risk Leverage, including borrowing, will cause the value of a Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The Funds, and in particular the Global Innovation, International and Tax-Efficient Equity Funds, may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Interest
Rate Risk   To the extent that Funds purchase fixed income securities for investment or defensive purposes, they will be subject to interest rate risk, a market risk relating to investments in fixed income securities such as bonds and notes. The Growth & Income Fund is particularly sensitive to this risk because it may invest in interest rate sensitive securities such as corporate bonds.

             As interest rates rise, the value of fixed income securities in a
            Fund's portfolio are likely to decrease. Securities with longer "durations" (defined below) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. Generally, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

39 PIMCO Funds: Multi-Manager Series

Credit      All of the Funds are subject to credit risk. This is the risk that
Risk        the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

High
Yield       Funds that invest in high yield securities and unrated securities
Risk        of similar quality (commonly known as "junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. The Growth & Income
            Fund is particularly susceptible to this risk. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund's ability to sell them.

Management  Each Fund is subject to management risk because it is an actively
Risk managed investment portfolio. PIMCO Advisors, the Sub-Advisers and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.
                                                                  Prospectus 40

            Management of the Funds

Investment  PIMCO Advisors serves as the investment adviser and the
Adviser     administrator (serving in its capacity as administrator, the
and         "Administrator") for the Funds. Subject to the supervision of the
Admini-     Board of Trustees, PIMCO Advisors is responsible for managing,
strator     either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.

             PIMCO Advisors is located at 800 Newport Center Drive, Newport
            Beach, California 92660. Organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of September 30, 2000, PIMCO Advisors and its subsidiary partnerships had approximately $272 billion in assets under management.

             PIMCO Advisors has retained investment management firms ("Sub-
            Advisers") to manage each Fund's investments, except that the PIMCO Equity Advisors division of PIMCO Advisors manages the investments of the Equity Income, Global Innovation, Growth, Growth & Income, Innovation, Opportunity, Renaissance, Select Growth, Target and Value Funds. (PIMCO Equity Advisors is also referred to as a "Sub-Adviser" in this capacity.) See "Sub-Advisers" below.

             PIMCO Advisors has retained its affiliate, Pacific Investment
            Management Company LLC ("Pacific Investment Management Company"), to provide various administrative and other services required by the Funds in its capacity as sub-administrator. PIMCO Advisors and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory    Each Fund pays PIMCO Advisors fees in return for providing or
Fees        arranging for the provision of investment advisory services. In the case of Funds for which PIMCO Advisors has retained a separate
            Sub-Adviser, PIMCO Advisors (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

             For the fiscal year ended June 30, 2000, the Funds paid monthly advisory fees to PIMCO Advisors at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):


         Fund                                            Advisory Fees
            ------------------------------------------------------------------
          Tax-Efficient Equity and Value Funds               0.45%
         Growth Fund                                         0.50%
         International and Target Funds                      0.55%
         Renaissance, Select Growth and Small-Cap Value
          Funds                                              0.60%*
         Growth & Income Fund                                0.63%*
         Innovation and Opportunity Funds                    0.65%
         Allianz Select International Fund                   0.75%*

            * On April 1, 2000, the advisory fee rate for the Select Growth
              Fund increased from 0.57% to 0.60% per annum. On May 8, 2000, the advisory fee rate for the Allianz Select International Fund decreased from 0.85% to 0.75% per annum. On August 1, 2000, the advisory fee rate for the Growth & Income Fund decreased from 0.63% to 0.60% per annum.

             The Global Innovation Fund was not operational during the entire fiscal year ended June 30, 2000. The annual investment advisory fee rate payable by this Fund is 1.00% (stated as a percentage of the average daily net assets of the Fund).

            PIMCO Advisors, computed as a percentage of the Fund's assets
Admini-     Each Fund pays for the administrative services it requires under a
strative    fee structure which is essentially fixed. Class A, Class B ands
Fees        Class C shareholders of each Fund pay an administrative fee tohe costs of most third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Class A, Class B and Class C shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust's disinterested Trustees.

41 PIMCO Funds: Multi-Manager Series

             Class A, B and C shareholders of the Funds pay PIMCO Advisors monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class A, Class B and Class C shares):


         Fund                               Administrative Fees*
            --------------------------------------------------------
         Allianz Select International Fund          0.70%
         International Fund                         0.65%
         Global Innovation Fund                     0.60%
         Growth & Income Fund                       0.50%
         All Other Funds                            0.40%

            * The Administrative Fee rate for each Fund is subject to a reduction of 0.05% per year on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

Sub-        Each Sub-Adviser has full investment discretion and makes all
Advisers    determinations with respect to the investment of a Fund's assets.
            The following provides summary information about each Sub-Adviser, including the Fund(s) it manages.


         Sub-Adviser*              Funds
            ---------------------------------------------------------------------------------
         PIMCO Equity Advisors     Equity Income, Global Innovation, Growth, Growth & Income,
         division of PIMCO
         Advisors
         ("PIMCO Equity            Innovation, Opportunity, Renaissance, Select Growth,
         Advisors")
         1345 Avenue of the        Target and Value
         Americas, 50th Floor
         New York, NY 10105
            ---------------------------------------------------------------------------------
         PIMCO/Allianz
         International Advisors
         LLC ("PAIA")              Allianz Select International
         1345 Avenue of the
         Americas, 50th Floor
         New York, NY 10105
            ---------------------------------------------------------------------------------
         Cadence Capital           Capital Appreciation and Mid-Cap
         Management ("Cadence")
         Exchange Place, 53 State
         Street
         Boston, MA 02109
            ---------------------------------------------------------------------------------
         NFJ Investment Group      Small-Cap Value
         ("NFJ")
         2121 San Jacinto, Suite
         1840
         Dallas, TX 75201
            ---------------------------------------------------------------------------------
         Parametric Portfolio      Tax-Efficient Equity
         Associates
         ("Parametric")
         7310 Columbia Center,
         701 Fifth Avenue
         Seattle, WA 98104
            ---------------------------------------------------------------------------------
         Blairlogie Capital        International
         Management
         ("Blairlogie")
         4th Floor, 125 Princes
         Street
         Edinburgh EH2 4AD,
         Scotland

            * PIMCO Equity Advisors is a division of PIMCO Advisors. PAIA is a wholly-owned subsidiary of PIMCO Advisors. With the exception of Blairlogie, each of the other Sub-Advisers is an affiliated sub-partnership of PIMCO Advisors.

            The following provides additional information about each Sub-Adviser and the individual portfolio managers who have or share primary responsibility for managing the Funds' investments.

PIMCO
Equity      A division of PIMCO Advisors, PIMCO Equity Advisors provides
Advisors    equity-related advisory services to mutual funds and institutional accounts. Accounts managed by PIMCO Equity Advisors had combined assets as of September 30, 2000 of approximately $14.5 billion.
            See "Investment Adviser and Administrator" above for additional information about PIMCO Advisors.
                                                                  Prospectus 42

            The following individuals at PIMCO Equity Advisors have primary responsibility for the noted Funds. A different sub-advisory firm served as Sub-Adviser for the Growth, Innovation, Opportunity and Target Funds prior to March 6, 1999, for the Renaissance Fund prior to May 7, 1999, for the Select Growth and Growth & Income Funds prior to July 1, 1999, and for the Equity Income and Value Funds prior to May 8, 2000.


         Fund              Portfolio Managers          Since             Recent Professional Experience
            -------------------------------------------------------------------------------------------
         Equity Income     Kenneth W. Corba            2000                 Managing Director and
                                                                            Chief Investment Officer
                                                                            of PIMCO Equity Advisors
                                                                            and a Member of the
                                                                            Management Board of
                                                                            PIMCO Advisors. Prior to
                                                                            joining PIMCO Advisors,
                                                                            he was with Eagle Asset
                                                                            Management from 1995 to
                                                                            1998, serving in various
                                                                            capacities including as
                                                                            Chief Investment Officer
                                                                            and Portfolio Manager.
                                                                            He was with Stein Roe
                                                                            and Farnham Inc. from
                                                                            1984 to 1995, serving in
                                                                            various capacities
                                                                            including as Director of
                                                                            the Capital Management
                                                                            Group, Senior Vice
                                                                            President and Portfolio
                                                                            Manager.
         Global Innovation Dennis P. McKechnie         1999 (inception)+    Portfolio Manager of
                                                                            PIMCO Equity Advisors.
                                                                            Prior to joining PIMCO
                                                                            Advisors, he was with
                                                                            Columbus Circle
                                                                            Investors from 1991 to
                                                                            1999, where he managed
                                                                            equity accounts and
                                                                            served in various
                                                                            capacities including as
                                                                            Portfolio Manager for
                                                                            the Innovation Fund.
                           Jiyoung Kim                 2000                 Senior Research Analyst
                                                                            for PIMCO Innovation
                                                                            Fund, where she covers
                                                                            biotechnology,
                                                                            telecommunications
                                                                            equipment,
                                                                            semiconductors and
                                                                            networking. Prior to
                                                                            joining PIMCO Equity
                                                                            Advisors in 1999, she
                                                                            was a Senior Research
                                                                            Analyst at Fred Alger
                                                                            Management from 1994 to
                                                                            1999. Prior to that, she
                                                                            was a Senior Research
                                                                            Technician at Repligen,
                                                                            a biopharmaceutical
                                                                            company.
         Growth            Mr. Corba                   1999                 See above.
         Growth & Income   Mr. Corba                   1999                 See above.
                           Peter C. Thoms              2000                 Investment Analyst at
                                                                            Federated Investors from
                                                                            July 1998 to May 1999.
                                                                            Previously, he received
                                                                            his M.B.A. at the
                                                                            University of Virginia's
                                                                            Darden School of
                                                                            Business.
         Innovation        Mr. McKechnie               1998                 See above.
         Opportunity       Michael F. Gaffney          1999                 Managing Director of
                                                                            PIMCO Equity Advisors,
                                                                            where he manages the
                                                                            Opportunity Fund and
                                                                            other small-cap
                                                                            products. Prior to
                                                                            joining PIMCO Advisors,
                                                                            he was with Alliance
                                                                            Capital Management L.P.
                                                                            from 1993 to 1999,
                                                                            serving in various
                                                                            capacities including as
                                                                            Senior Vice President
                                                                            and Portfolio Manager.
         Renaissance       John K. Schneider           1999                 Senior Portfolio Manager
                                                                            of PIMCO Equity
                                                                            Advisors. Prior to
                                                                            joining PIMCO Advisors,
                                                                            he was a partner and
                                                                            Portfolio Manager of
                                                                            Schneider Capital
                                                                            Management from 1996 to
                                                                            1999, where he managed
                                                                            equity accounts for
                                                                            various institutional
                                                                            clients. Prior to that
                                                                            he was a member of the
                                                                            Equity Policy Committee
                                                                            and Director of Research
                                                                            at Newbold's Asset
                                                                            Management from 1991 to
                                                                            1996.
         Select Growth     Messrs. Corba and Schneider 1999                 See above.
         Target            Mr. Corba                   1999                 See above.
                           Jeff Parker                 1999                 Assistant Portfolio
                                                                            Manager and Research
                                                                            Analyst for PIMCO Equity
                                                                            Advisors. Prior to
                                                                            joining PIMCO Equity
                                                                            Advisors, he managed
                                                                            equity accounts as an
                                                                            Assistant Portfolio
                                                                            Manager at Eagle Asset
                                                                            Management from 1996 to
                                                                            1998. He was a Senior
                                                                            Consultant with Andersen
                                                                            Consulting, specializing
                                                                            in healthcare and
                                                                            technology, from 1991 to
                                                                            1994.
         Value             Mr. Schneider               2000                 See above.

            -------
            + Prior to PIMCO Advisors and PIMCO Equity Advisors assuming their positions as Adviser and Sub-Adviser, respectively, of the Global Innovation Fund, Mr. McKechnie managed the Fund's portfolio in his capacity as an officer of the Trust.

43 PIMCO Funds: Multi-Manager Series

PAIA A wholly-owned subsidiary of PIMCO Advisors, PAIA provides international advisory services to mutual funds. PAIA commenced operations during the fourth quarter of 2000. Different firms served as sub-adviser to the Allianz Select International Fund prior to November 1, 2000.

             The following individuals at PAIA share primary responsibility for the Allianz Select International Fund.


                                                              Recent Professional
         Fund          Portfolio Managers               Since Experience
            --------------------------------------------------------------------------
         Allianz       Udo Frank (lead manager)         2000  Managing Director and
         Select                                               Chief Investment Officer
         International                                        of Allianz Asset
                                                              Advisory and Management
                                                              GmbH ("Allianz AAM"),
                                                              responsible for the
                                                              entire area (since
                                                              1997), and Chief
                                                              Executive Officer and
                                                              Chief Investment Officer
                                                              of Allianz PIMCO Asset
                                                              Management. Previously,
                                                              he served as the Chief
                                                              Investment Officer of
                                                              Allianz KAG (since
                                                              1994).
                       Wolfram Gerdes (co-manager)      2000  Managing director of
                                                              Equity Portfolio
                                                              Management at Allianz
                                                              AAM since 1998. Prior to
                                                              joining Allianz AAM, he
                                                              held various positions,
                                                              including head of
                                                              portfolio management,
                                                              with Allianz
                                                              Lebensversicherungs AG
                                                              from 1992 to 1998.
                       Gerd Wolfgang Hintz (co-manager) 2000  Managing Director of the
                                                              Equity Research
                                                              Department at Allianz
                                                              AAM since 1998. In
                                                              addition, he has been
                                                              responsible for Allianz
                                                              AAM's trading department
                                                              since January 2000.
                                                              Previously, he was the
                                                              head of Research and
                                                              Investor Relations of
                                                              Allianz AG.


Cadence
            An affiliated subpartnership of PIMCO Advisors, Cadence provides advisory services to mutual funds and institutional accounts. Cadence Capital Management Corporation, the predecessor investment adviser to Cadence, commenced operations in 1988. Accounts managed by Cadence had combined assets as of September 30, 2000 of approximately $6.8 billion.

             The following individuals at Cadence share primary responsibility for each of the noted Funds.


                                                                           Recent Professional
         Fund                 Portfolio Managers         Since             Experience
            ---------------------------------------------------------------------------------------
         Capital Appreciation David B. Breed             1991 (Inception)  Managing Director, Chief
                                                                           Executive Officer, Chief
                                                                           Investment Officer and
                                                                           founding partner of
                                                                           Cadence. Member of the
                                                                           Management Board of
                                                                           PIMCO Advisors. He is a
                                                                           research generalist and
                                                                           has lead the team of
                                                                           portfolio managers and
                                                                           analysts since 1988. Mr.
                                                                           Breed has managed
                                                                           separate equity accounts
                                                                           for many institutional
                                                                           clients and has lead the
                                                                           team that manages the
                                                                           PIMCO Funds sub-advised
                                                                           by Cadence since those
                                                                           Funds' inception dates.
                              William B. Bannick         1992              Managing Director and
                                                                           Executive Vice President
                                                                           at Cadence. Mr. Bannick
                                                                           is a research generalist
                                                                           and Senior Portfolio
                                                                           Manager for the Cadence
                                                                           team. He has managed
                                                                           separately managed
                                                                           equity accounts for
                                                                           various Cadence
                                                                           institutional clients
                                                                           and has been a member of
                                                                           the team that manages
                                                                           the PIMCO Funds sub-
                                                                           advised by Cadence since
                                                                           joining Cadence in 1992.
                              Katherine A. Burdon        1993              Managing Director and
                                                                           Senior Portfolio Manager
                                                                           at Cadence. Ms. Burdon
                                                                           is a research generalist
                                                                           and has managed
                                                                           separately managed
                                                                           equity accounts for
                                                                           various Cadence
                                                                           institutional clients
                                                                           and has been a member of
                                                                           the team that manages
                                                                           the PIMCO Funds sub-
                                                                           advised by Cadence since
                                                                           joining Cadence in 1993.
                              Peter B. McManus           1994              Director, Account
                                                                           Management at Cadence.
                                                                           He has been a member of
                                                                           the investment team at
                                                                           Cadence and handles
                                                                           client relationships of
                                                                           separately managed
                                                                           accounts, and has been a
                                                                           member of the team that
                                                                           manages the PIMCO Funds
                                                                           sub-advised by Cadence
                                                                           since joining Cadence in
                                                                           1994. Previously, he
                                                                           served as a Vice
                                                                           President of Bank of
                                                                           Boston from 1991 to
                                                                           1994.
         Mid-Cap              Messrs. Breed, Bannick and Same as Capital   See above.
                              McManus and Ms. Burdon     Appreciation Fund

            An affiliated sub-partnership of PIMCO Advisors, NFJ provides advisory services to mutual funds and institutional accounts. NFJ
            Investment Group, Inc., the predecessor investment adviser to NFJ, commenced operations in 1989. Accounts managed by NFJ had combined assets as of September 30, 2000 of approximately $1.8 billion.



NFJ

                                                                   Prospectus 44

             The following individuals at NFJ share primary responsibility for the noted Fund.

Fund        Portfolio Managers    Since              Recent Professional Experience
            ---------------------------------------------------------------------------------------------------------------
Small-Cap   Chris Najork          1991 (Inception)    Managing Director and founding partner of NFJ. He has 30 years' experience
Value                                                 encompassing equity research and portfolio management. Prior to the formation
Fund                                                  of NFJ in 1989, he was a Senior Vice President, Senior Portfolio Manager and
                                                      analyst at NationsBank, which he joined in 1974.
            Benno J. Fischer      1991 (Inception)    Managing Director and founding partner of NFJ. He has 32 years' experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank,
                                                      which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.
            Paul A. Magnuson      1995                Principal at NFJ. He is a Portfolio Manager and Senior Research Analyst with
                                                      14 years' experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Quantitative Services Division
                                                      of NationsBank, he was responsible for equity analytics and structured fund management.

Parametric  An affiliated sub-partnership of PIMCO Advisors, Parametric provides advisory services to mutual funds and institutional accounts. Parametric Portfolio Associates, Inc., the predecessor investment adviser to Parametric, commenced operations in 1987. Accounts managed by Parametric had combined assets as of September 30, 2000 of approximately $4.4 billion.

             The following individuals at Parametric share primary
            responsibility for the Tax-Efficient Equity Fund.

Fund        Portfolio Managers    Since               Recent Professional Experience
            ---------------------------------------------------------------------------------------------------------------
Tax-        David Stein           1998 (Inception)    Managing Director of Parametric. He has been with Parametric since 1996 where
Efficient                                             he leads the investment, research and product development activities.
Equity                                                Previously, he served in Investment Research at GTE Corporation from 1995 to
                                                      1996, in Equity Research at Vanguard Group from 1994 to 1995 and in Investment
                                                      Research at IBM Corporation from 1977 to 1994.
            Tom Seto              1998 (Inception)    Vice President and Portfolio Manager of Parametric. Since joining Parametric in 1998, he has been responsible for management of Parametric's active U.S.
                                                      equity strategies and has managed structured equity portfolios. Previously, he was with Barclays Global Investors from 1991 to 1998, serving in various capacities including as head of U.S. Equity Index Investments and Portfolio
                                                      Manager.

Blairlogie  Blairlogie provides advisory services to mutual funds and institutional accounts. Blairlogie Capital Management Ltd., the predecessor investment adviser to Blairlogie, commenced operations in 1992. Accounts managed by Blairlogie had combined assets as of September 30, 2000 of approximately $1.0 billion.

             Blairlogie is an indirect majority-owned subsidiary of the
            Alleghany Corporation, and is not an affiliate of PIMCO Advisors. Blairlogie was formerly an affiliated sub-partnership of PIMCO Advisors. On April 30, 1999, PIMCO Advisors sold all of its ownership interest in Blairlogie to subsidiaries of the Alleghany Corporation. PIMCO Advisors retained Blairlogie as the Sub-Adviser of the International Fund both prior and subsequent to this transaction.

             The following individual at Blairlogie has primary responsibility for the International Fund.

Fund        Portfolio Manager     Since               Recent Professional Experience
            ---------------------------------------------------------------------------------------------------------------
International James Smith          1994                Chief Investment Officer of Blairlogie since 1992, responsible for setting investment policy, asset allocation, managing the investment team and stock selection in Latin America.



Adviser/Sub- Shareholders of each Fund (except the Innovation and Mid-Cap Funds)
Adviser      have approved a proposal permitting PIMCO Advisors to enter into
Relationship new or amended sub-advisory agreements with one or more sub-
             advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order prohibits PIMCO Advisors from entering into sub-advisory agreements with affiliates of PIMCO Advisors without shareholder approval, unless those affiliates are substantially wholly-owned by PIMCO Advisors. PIMCO Advisors has the ultimate responsibility to oversee the Sub-Advisers and to recommend their hiring, termination and replacement.

Distributor The Trust's Distributor is PIMCO Funds Distributors LLC, a wholly owned subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stanford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.

45 PIMCO Funds: Multi-Manager Series

            Investment Options -- Class A, B and C Shares

            The Trust offers investors Class A, Class B and Class C shares of each Fund in this Prospectus. Each class of shares is subject to different types and levels of sales charges than the other classes and bears a different level of expenses.

             The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class. More extensive information about the Trust's multi-class arrangements is included in the PIMCO Funds Shareholders' Guide for Class A, B and C Shares (the "Guide"), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See "How to Buy and Sell Shares--PIMCO Funds Shareholders' Guide" below.

Class A     . You pay an initial sales charge of up to 5.50% when you buy
Shares Class A shares. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

            . You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

            . Class A shares are subject to lower 12b-1 fees than Class B or
              Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.

            . You normally pay no contingent deferred sales charge ("CDSC")
              when you redeem Class A shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase.
              The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

Class B     . You do not pay an initial sales charge when you buy Class B
Shares shares. The full amount of your purchase payment is invested initially.

            . You normally pay a CDSC of up to 5% if you redeem Class B shares during the first six years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B shares. You pay no CDSC if you redeem during the seventh year and thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Guide for details.

            . Class B shares are subject to higher 12b-1 fees than Class A shares for the first seven years they are held. During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

            . Class B shares automatically convert into Class A shares after they have been held for seven years. After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares.

Class C     . You do not pay an initial sales charge when you buy Class C
Shares shares. The full amount of your purchase payment is invested initially.

            . You normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

            . Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

            . Class C shares do not convert into any other class of shares.
              Because Class B shares convert into Class A shares after seven years, Class C shares will normally be subject to higher expenses and will pay lower dividends than Class B shares if the shares are held for more than seven years.

            The following provides additional information about the sales charges and other expenses associated with Class A, Class B and Class C shares.

                                                                   Prospectus 46

--------------------------------------------------------------------------------
Initial     Unless you are eligible for a waiver, the public offering price
Sales       you pay when you buy Class A shares of the Funds is the net asset
Charges--   value ("NAV") of the shares plus an initial sales charge. The
Class A     initial sales charge varies depending upon the size of your
Shares      purchase, as set forth below. No sales charge is imposed where
            Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions.

            All Funds

                                 Initial Sales Charge      Initial Sales Charge
         Amount of               as % of Net               as % of Public
         Purchase                Amount Invested           Offering Price
            -------------------------------------------------------------------
         $0-$49,999              5.82%                     5.50%
            -------------------------------------------------------------------
         $50,000-$99,999         4.71%                     4.50%
            -------------------------------------------------------------------
         $100,000-$249,999       3.63%                     3.50%
            -------------------------------------------------------------------
         $250,000-$499,999       2.56%                     2.50%
            -------------------------------------------------------------------
         $500,000-$999,999       2.04%                     2.00%
            -------------------------------------------------------------------
         $1,000,000 +            0.00%*                    0.00%*
            -------------------------------------------------------------------

            *As shown, investors that purchase $1,000,000 or more of any Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See "CDSCs on Class A Shares" below.

-------------------------------------------------------------------------------
Contingent  Unless you are eligible for a waiver, if you sell (redeem) your
Deferred    Class B or Class C shares within the time periods specified below,
Sales       you will pay a CDSC according to the following schedules.
Charges
(CDSCs)
-- Class
B and
Class C
Shares


Class B  Years Since Purchase    Percentage Contingent
Shares   Payment was Made        Deferred Sales Charge
            -------------------------------------------------------------------
         First                   5
            -------------------------------------------------------------------
         Second                  4
            -------------------------------------------------------------------
         Third                   3
            -------------------------------------------------------------------
         Fourth                  3
            -------------------------------------------------------------------
         Fifth                   2
            -------------------------------------------------------------------
         Sixth                   1
            -------------------------------------------------------------------
         Seventh                 0*
            -------------------------------------------------------------------

            *After the seventh year, Class B shares convert into Class A shares.

Class C  Years Since Purchase    Percentage Contingent
Shares   Payment was Made        Deferred Sales Charge
            -------------------------------------------------------------------
         First                   1
            -------------------------------------------------------------------
         Thereafter              0
            -------------------------------------------------------------------

--------------------------------------------------------------------------------
CDSCs on    Unless a waiver applies, investors who purchase $1,000,000 or more
Class A     of Class A shares (and, thus, pay no initial sales charge) will be
Shares      subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or if you are eligible for a waiver of the CDSC. See
            "Reductions and Waivers of Initial Sales Charges and CDSCs" below.

--------------------------------------------------------------------------------
How CDSCs   A CDSC is imposed on redemptions of Class B and Class C shares
are         (and where applicable, Class A shares) on the amount of the
Calculated  redemption which causes the current value of your account for the particular class of shares of a Fund to fall below the total dollar amount of your purchase payments subject to the CDSC.
            However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC. CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment for the particular class of shares in your account (from which a redemption or exchange has not already been effected).

47 PIMCO Funds: Multi-Manager Series

            For instance, the following example illustrates the operation of the Class B CDSC:

            . Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor's account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

              In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all shares of a particular class of a Fund in the shareholder's account are aggregated, and the current value of all such shares is aggregated.

--------------------------------------------------------------------------------
Reductions  The initial sales charges on Class A shares and the CDSCs on Class
and         A, Class B and Class C shares may be reduced or waived under
Waivers     certain purchase arrangements and for certain categories of
of          investors. Please see the Guide for details. The Guide is
Initial     available free of charge from the Distributor. See "How to Buy and
Sales       Sell Shares--PIMCO Funds Shareholders' Guide" below.
Charges
and CDSCs

--------------------------------------------------------------------------------
Distribu-   The Funds pay fees to the Distributor on an ongoing basis as
tion        compensation for the services the Distributor renders and the
and         expenses it bears in connection with the sale and distribution of
Servicing   Fund shares ("distribution fees") and/or in connection with
(12b-1)     personal services rendered to Fund shareholders and the
Plans       maintenance of shareholder accounts ("servicing fees"). These payments are made pursuant to Distribution and Servicing Plans
            ("12b-1 Plans") adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

             There is a separate 12b-1 Plan for each class of shares offered in this Prospectus. Class A shares pay only servicing fees. Class B and Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Fund's average daily net assets attributable to the particular class of shares):

                                      Servicing                                     Distribution
         All Funds                    Fee                                           Fee
            ------------------------------------------------------------------------------------
         Class A                      0.25%                                         None
            ------------------------------------------------------------------------------------
         Class B                      0.25%                                         0.75%
            ------------------------------------------------------------------------------------
         Class C                      0.25%                                         0.75%
            ------------------------------------------------------------------------------------

             Because 12b-1 fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than sales charges which are deducted at the time of investment. Therefore, although Class B and Class C shares do not pay initial sales charges, the distribution fees payable on Class B and Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares. Also, because Class B shares convert into Class A shares after they have been held for seven years and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.

            How Fund Shares Are Priced

            The net asset value ("NAV") of a Fund's Class A, Class B and Class C shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

             For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to procedures established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which

                                                                   Prospectus 48
            market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

             Investments initially valued in currencies other than the U.S.
            dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the NAV of the Global Innovation, International and Allianz Select International Funds may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

             Fund shares are valued at the close of regular trading (normally
            4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

             In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

            How to Buy and Sell Shares

            The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Funds.

PIMCO       More detailed information about the Trust's purchase, sale and
Funds       exchange arrangements for Fund shares is provided in the PIMCO
Share-      Funds Shareholders' Guide, which is included in the Statement of
holder's    Additional Information and can be obtained free of charge from the
Guide       Distributor by written request or by calling 1-800-426-0107. The
            Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

            . Automated telephone and wire transfer procedures
            . Automatic purchase, exchange and withdrawal programs
            . Programs that establish a link from your Fund account to your bank account
            . Special arrangements for tax-qualified retirement plans
            . Investment programs which allow you to reduce or eliminate the initial sales charges on Class A shares
            . Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Calculation When you buy shares of the Funds, you pay a price equal to the NAV
of Share    of the shares, plus any applicable sales charge. When you sell
Price and   (redeem) shares, you receive an amount equal to the NAV of the
Redemption  shares, minus any applicable CDSC. NAVs are determined at the
Payments    close of regular trading (normally, 4:00 p.m., Eastern time) on the New York Stock Exchange on each day the New York Stock
            Exchange is open. See "How Fund Shares Are Priced" above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer prior to the close of regular trading on the New York Stock Exchange and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed at that day's NAV). Please see the Guide for details.

             The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (at the succeeding day's NAV).

49 PIMCO Funds: Multi-Manager Series

Buying      You can buy Class A, Class B or Class C shares of the Funds in the
Shares      following ways:

             . Through your broker, dealer or other financial intermediary.
               Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

             . Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

             If you wish to invest directly by mail, please send a check payable to PIMCO Funds Distributors LLC, along with a completed application form to:

                                    PIMCO Funds Distributors LLC
                                    P.O. Box 9688
                                    Providence, RI 02940-0926

             The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to PIMCO Funds Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

             The Guide describes a number of additional ways you can make direct investments, including through the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

             The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.

Investment  The following investment minimums apply for purchases of Class A,
Minimums    Class B and Class C shares.

                     Initial Investment                 Subsequent Investments
                     ------------------                 ----------------------
                     $2,500 per Fund                        $100 per Fund

             Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for special investment programs and plans offered by the Trust, such as the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. Please see the Guide for details.

Small       Because of the disproportionately high costs of servicing accounts
Account     with low balances, if you have a direct account with the
Fee         Distributor, you will be charged a fee at the annual rate of $16 if your account balance for any Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA and
            Auto-Invest accounts for which the limit is $1,000. The fee also applies to employer-sponsored retirement plan accounts, Money
            Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs and SAR/SEPs. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your PIMCO Funds accounts is at least
            $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum     Due to the relatively high cost to the Funds of maintaining small
Account     accounts, you are asked to maintain an account balance in each
Size        Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000.

                                                                   Prospectus 50

Exchanging  Except as provided below and/or in the applicable Funds' or
Shares series' prospectus(es), you may exchange your Class A, Class B or Class C shares of any Fund for the same Class of shares of any other Fund or of another series of the Trust or PIMCO Funds:
            Pacific Investment Management Series. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any exchange fees or charges. Exchanges are subject to the $2,500 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to PIMCO Funds Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

             The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO Advisors, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO Advisors to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceeding sentence, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days' advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A, B and C shares.

             The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

Selling     You can sell (redeem) Class A, Class B or Class C shares of the
Shares      Funds in the following ways:

              . Through your broker, dealer or other financial intermediary.
            Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return.

              . Directly from the Trust by Written Request. To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust's Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926:

              (1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent's records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

              (2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under "Signature Guarantee" below;

              (3) any share certificates issued for any of the shares to be redeemed (see "Certificated Shares" below); and

              (4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

             A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request to the Trust if they are held in broker "street name" accounts--you must redeem through your broker.

             If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent's records,

51 PIMCO Funds: Multi-Manager Series
            or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under "Signature Guarantee" below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

             The Guide describes a number of additional ways you can redeem your shares, including:

                . Telephone requests to the Transfer Agent
                . PIMCO Funds Automated Telephone System (ATS)
                . Expedited wire transfers
                . Automatic Withdrawal Plan
                . PIMCO Funds Fund Link

             Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

             Other than an applicable CDSC, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

             Redemptions of Fund shares may be suspended when trading on the
            New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

Timing of   Redemption proceeds will normally be mailed to the redeeming
Redemption  shareholder within seven calendar days or, in the case of wire
Payments    transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer. Under unusual circumstances, the Trust may delay your redemption payments for more than seven days, as permitted by law.


Redemptions The Trust has agreed to redeem shares of each Fund solely in cash
In Kind up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Certifi-    If you are redeeming shares for which certificates have been
cated       issued, the certificates must be mailed to or deposited with the
Shares      Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under "Signature Guarantee" below. The
            Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature   When a signature guarantee is called for, you should have
Guarantee   "Signature Guaranteed" stamped under your signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities
                                                                   Prospectus 52
            exchanges, registered securities associations and clearing agencies (each an "Eligible Guarantor Institution"). The
            Distributor reserves the right to reject any signature guarantee pursuant to its written signature guarantee standards or procedures, which may permit it to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures.

             Beginning January 1, 2001, when a signature guarantee is called for, a "medallion" signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented Prospectus or a new supplemented Guide. Shareholders should contact the Distributor for additional details regarding the Funds' signature guarantee requirements.

            Fund Distributions

            Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class B and Class C shares. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

          Fund                      At Least Annually                 Quarterly
            -------------------------------------------------------------------
          Equity Income Fund                                              .
            -------------------------------------------------------------------
          All other Funds                  .
            -------------------------------------------------------------------

             In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

             You can choose from the following distribution options:

             . Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.

             . Invest all distributions in shares of the same class of any other Fund or another series of the Trust or PIMCO Funds:
               Pacific Investment Management Series which offers that class at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

             . Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

             You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

             If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

             For further information on distribution options, please contact your broker or call the Distributor at 1-800-426-0107.
53 PIMCO Funds: Multi-Manager Series

            Tax Consequences

             . Taxes on Fund distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

             Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to you as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will generally be taxable to you as ordinary income.

             Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

             . Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

             . A Note on the Tax-Efficient Equity Fund. The Tax-Efficient
            Equity Fund utilizes a number of tax-efficient management techniques designed to minimize taxable distributions. For instance, the Fund generally seeks to minimize realized gains and, when realizing gains, attempts to realize gains that will be taxed as capital gains (i.e., as gains on investments owned for more than 12 months) when distributed to shareholders. Although the Fund attempts to minimize taxable distributions, it may be expected to earn and distribute taxable income and realize and distribute capital gains from time to time.

             . A Note on Foreign Investments. A Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Shareholders of the Global Innovation, International and Allianz Select International Funds may be entitled to claim a credit or deduction with respect to foreign taxes.

             This section relates only to federal income tax consequences of investing in the Funds; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

            Characteristics and Risks of Securities and Investment Techniques

            This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investments or strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of PIMCO Advisors, the Sub-Advisers and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.
                                                                  Prospectus 54

Fixed       Fixed income securities are obligations of the issuer to make
Income      payments of principal and/or interest on future dates, and include
Securities  corporate and government bonds, notes, certificates of deposit,
and         commercial paper, convertible securities and mortgage-backed and
Defensive   other asset-backed securities.
Strategies

             The Capital Appreciation, Mid-Cap and Tax-Efficient Equity Funds
            intend to be as fully invested in common stocks as practicable at all times, although, for cash management purposes, each of these Funds may maintain a portion of its assets (normally not more than 10%) in U.S. Government securities, high quality fixed income securities, money market obligations and cash to pay certain Fund expenses and to meet redemption requests. None of these Funds will make defensive investments in response to unfavorable market and other conditions and therefore may be particularly vulnerable to general declines in stock prices and/or other categories of securities in which they invest.

             Under normal circumstances, the Small-Cap Value Fund intends to be fully invested in common stocks (aside from cash management practices), except that the Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. The Equity Income, Global Innovation, Growth, Innovation, International, Opportunity, Renaissance, Select Growth, Allianz Select International, Target and Value Funds will each invest primarily in common stocks, and may also invest in other kinds of equity securities, including preferred stocks and securities (including fixed income securities and warrants) convertible into or exercisable for common stocks. Each of these Funds may invest a portion of its assets in fixed income securities. These Funds may temporarily hold up to 100% of their assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions. The Growth & Income Fund will invest primarily in common stocks, but may also invest significant portions of its assets in preferred stocks, fixed income securities, convertible securities and real estate investment trusts, or "REITs." The Growth & Income Fund may temporarily hold up to 100% of its assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions. The International and Allianz Select International Funds may also hold up to 100% of their assets in other domestic fixed income, foreign fixed income and equity securities principally traded in the U.S., including obligations issued or guaranteed by a foreign government or its agencies, authorities or instrumentalities, corporate bonds and American Depository Receipts, for temporary defensive purposes. The temporary defensive strategies described in this paragraph would be inconsistent with the investment objective and principal investment strategies of each of the noted Funds and may adversely affect the Fund's ability to achieve its investment objective.


Companies   Each of the Funds may invest in securities of companies with
With        market capitalizations that are small compared to other publicly
Smaller     traded companies. The Opportunity and Small-Cap Value Funds invest
Market      primarily in smaller companies and are especially sensitive to the
Capitali-   risks described below. In addition, the Global Innovation and
zations     Innovation Funds generally have substantial exposure to these risks. The Growth & Income, Mid-Cap, Allianz Select International and Target Funds also have significant exposure to these risks because they invest primarily in companies with medium-sized market capitalizations, which are smaller and generally less well-known or seasoned than the largest companies.

             Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

             Because securities of smaller companies may have limited
            liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large

55 PIMCO Funds: Multi-Manager Series
            asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

Initial     The Funds, particularly the Global Innovation Fund, may purchase
Public      securities in initial public offerings (IPOs). These securities
Offerings   are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions fewer companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.


Foreign     The International and Allianz Select International Funds normally
(non-       invest principally in securities of foreign issuers, securities
U.S.)       traded principally in securities markets outside the United States
Securities  and/or securities denominated in foreign currencies (together,
            "foreign securities"). The Global Innovation Fund will invest in the securities of issuers located in at least three countries (one of which may be the United States). The Equity Income, Growth,
            Growth & Income, Innovation, Opportunity, Renaissance, Target and
            Value Funds may invest up to 15% of their respective assets in foreign securities. The Select Growth Fund may invest up to 25% of its assets in foreign securities. Each of these Funds may invest without limit in ADRs (defined below). The Tax-Efficient Equity
            Fund may invest in common stocks of foreign issuers if included in the S&P 500 Index.

             All of the Funds may invest in American Depository Receipts
            (ADRs). In addition, the Equity Income, Global Innovation, Growth, Growth & Income, Innovation, International, Opportunity, Renaissance, Select Growth, Allianz Select International, Target and Value Funds may invest in European Depository Receipts (EDRs) and Global Depository Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

             Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.


Emerging    Each of the Funds that may invest in foreign securities may invest
Market      in securities of issuers based in or that trade principally in
Securities  countries with developing (or "emerging market") economies. The
            Global Innovation, International and Allianz Select International
            Funds may invest significant portions of their assets in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity;
            significant price volatility; restrictions on foreign investment;
            and possible repatriation of investment income and capital. In addition, foreign investors may be required to register

                                                                   Prospectus 56
            the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

             Additional risks of emerging market securities may include:
            greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

             Special Risks of Investing in Russian and Other Eastern European
            Securities. Each of the Global Innovation, International and Allianz Select International Funds may invest a significant portion of its assets in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When a Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

Foreign
Currencies  A Fund that invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. The Global Innovation, International and Allianz Select International Funds are particularly sensitive to this risk.

             Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

             Foreign Currency Transactions. The Equity Income, Global
            Innovation, Growth, Growth & Income, Innovation, International, Opportunity, Renaissance, Select Growth, Allianz Select International, Target and Value Funds may enter into forward foreign currency exchange contracts, primarily to reduce the risks of adverse changes in foreign exchange rates. In addition, the Global Innovation, International and Allianz Select International Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.
57 PIMCO Funds: Multi-Manager Series

             The Global Innovation, International and Allianz Select
            International Funds may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's portfolio manager. The Global Innovation, International and Allianz Select International Funds may use one currency (or basket of currencies) to hedge against adverse changes in the value of another currency (or basket of currencies) when exchange rates between the two currencies are positively correlated. Each Fund will segregate assets determined to be liquid by PIMCO Advisors or the Fund's Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Corporate
Debt        Each Fund that may invest in fixed income securities may invest in
Securities  corporate debt securities. The Growth & Income Fund may invest up to 10% of its assets in these securities. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

Convertible Each Fund may invest in convertible securities. The Growth & Securities Income Fund may place particular emphasis on convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Derivatives
            Each Fund (except the Capital Appreciation, Mid-Cap and Small-Cap Value Funds) may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

             Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements. The Equity Income, Global Innovation, Growth, Growth & Income, Innovation, International, Opportunity, Renaissance, Select Growth, Allianz Select International, Target, Tax-Efficient Equity and Value Funds may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. Each of these Funds may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies. The Global Innovation, Allianz Select International and Tax-Efficient Equity Funds may enter into swap agreements with respect to securities indexes. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

             A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

             Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative

                                                                   Prospectus 58
            itself, without the benefit of observing the performance of the derivative under all possible market conditions.

             Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

             Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

             Leveraging Risk Because many derivatives have a leverage
            component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

             Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

             Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

             Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

Equity-
Linked      The Funds may invest in equity-linked securities. The Allianz
Securities  Select International Fund may invest up to 15% of its assets in equity-linked securities. The International Fund may invest up to 5% of its assets in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that the Fund invests in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities. See
            "Foreign Securities" above. In addition, the Fund bears the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities may be considered illiquid and thus subject to the Fund's restrictions on investments in illiquid securities.

Credit
Ratings
and
Unrated
Securities
            The Funds may invest in securities based on their credit ratings assigned by rating agencies such as Moody's Investors Service, Inc. ("Moody's") and Standard and Poor's Ratings Services ("S&P"). Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional
59 PIMCO Funds: Multi-Manager Series

            Information describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO Advisors and the Sub-Advisers do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

             A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

High
Yield       Securities rated lower than Baa by Moody's or lower than BBB by
Securities  S&P are sometimes referred to as "high yield securities" or "junk bonds." The Funds, particularly the Growth & Income Fund, may invest in these securities. Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Loans of    For the purpose of achieving income, each Fund may lend its
Portfolio   portfolio securities to brokers, dealers, and other financial
Securities  institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
            "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

Short       Each Fund may make short sales as part of its overall portfolio
Sales       management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. A Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-       Each Fund may purchase securities which it is eligible to purchase
Issued,     on a when-issued basis, may purchase and sell such securities for
Delayed     delayed delivery and may make contracts to purchase such
Delivery    securities for a fixed price at a future date beyond normal
and         settlement time (forward commitments). When-issued transactions,
Forward     delayed delivery purchases and forward commitments involve a risk
Commitment of loss if the value of the securities declines prior to the Transactionssettlement date. This risk is in addition to the risk that the
            Fund's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase
Agreements
            Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Those Funds whose investment objectives do not include the earning of income will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid securities.
                                                                  Prospectus 60

Reverse     Each Fund may enter into reverse repurchase agreements, subject to
Repurchase the Fund's limitations on borrowings. A reverse repurchase Agreements agreement involves the sale of a security by a Fund and its
And Other   agreement to repurchase the instrument at a specified time and
Borrowings  price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.

Illiquid    Each Fund may invest in securities that are illiquid so long as
Securities  not more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by a Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term
            "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.


Investment  The International and Allianz Select International Funds may
in other    invest up to 10% of their assets in securities of other investment
Investment  companies, such as closed-end management investment companies, or
Companies   in pooled accounts or other investment vehicles which invest in foreign markets. Each of the other Funds may invest up to 5% of its assets in other investment companies. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Portfolio
Turnover With the exception of the Tax-Efficient Equity Fund, the length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements, although the Tax-Efficient Equity Fund will generally attempt to limit portfolio turnover as part of its tax-efficient management strategies. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance. Funds, such as the Growth & Income, Select Growth and Allianz Select International Funds, that have recently changed Sub-Advisers and/or investment objectives and policies may experience increased portfolio turnover due to the differences between the Funds' previous and current investment objectives and policies and portfolio management strategies.

Changes
in          The investment objective of each of the Global Innovation, Growth,
Investment Growth & Income, Innovation, International, Opportunity, Objectives Renaissance, Select Growth, Allianz Select International, Target
and         and Tax-Efficient Equity Funds described in this Prospectus may be
Policies    changed by the Board of Trustees without shareholder approval. The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. If there is a change in a Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

61 PIMCO Funds: Multi-Manager Series

New and
Smaller-    In addition to the risks described under "Summary of Principal
Sized       Risks" above and in this section, several of the Funds are newly
Funds       formed and therefore have limited or no performance history for investors to evaluate. Also, it is possible that newer Funds and smaller-sized Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds' size, may have a disproportionate impact on the Funds' performance results. The
            Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Percentage Unless otherwise stated, all percentage limitations on Fund Investment investments listed in this Prospectus will apply at the time of Limitations investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other       The Funds may invest in other types of securities and use a
Investments variety of investment techniques and strategies which are not
and         described in this Prospectus. These securities and techniques may
Techniques  subject the Funds to additional risks. Please see the Statement of
            Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

                                                                   Prospectus 62

            Financial Highlights

            The financial highlights table is intended to help you understand the financial performance of Class A, Class B and Class C shares of each Fund for the past 5 years or, if the class is less than 5 years old, since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Trust's annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor.

             The information provided for each of the Growth, Innovation,
            International, Opportunity, Renaissance and Target Funds reflects the operational history of a corresponding series of PIMCO Advisors Funds which reorganized as a series of the Trust on January 17, 1997. In connection with the reorganizations, these Funds changed their fiscal year ends from September 30 to June 30. The expense ratios provided for these Funds for periods prior to January 17, 1997 reflect fee arrangements of PIMCO Advisors Funds previously in effect which differ from the current fee arrangements of the Trust. The Growth & Income and Allianz Select International Funds did not offer Class A, B or C shares during the periods ended June 30, 2000.

 Year or                                         Net Realized/                  Dividends  Dividends in  Distributions
 Period           Net Asset Value Net            Unrealized     Total Income    From Net   Excess of Net From Net
 Ended            Beginning       Investment     Gain (Loss) on From Investment Investment Investment    Realized Capital
                  of Period       Income (Loss)  Investments    Operations      Income     Income        Gains
-------------------------------------------------------------------------------------------------------------------------
Capital Appreci-
 ation Fund
 Class A
 06/30/00              $26.65        $(0.03)(a)       $5.34 (a)       $5.31        $(0.01)     $(0.01)         $(5.00)
 06/30/99               26.01          0.06 (a)        2.33 (a)        2.39         (0.10)       0.00           (1.65)
 06/30/98               21.16          0.07 (a)        6.55 (a)        6.62         (0.09)       0.00           (1.68)
 01/20/97-
  06/30/97              19.31          0.09            1.76            1.85          0.00        0.00            0.00
 Class B
 06/30/00               26.29         (0.22)(a)        5.23 (a)        5.01          0.00        0.00           (5.00)
 06/30/99               25.75         (0.13)(a)        2.32 (a)        2.19          0.00        0.00           (1.65)
 06/30/98               21.10         (0.11)(a)        6.51 (a)        6.40         (0.07)       0.00           (1.68)
 01/20/97-
  06/30/97              19.31          0.01            1.78            1.79          0.00        0.00            0.00
 Class C
 06/30/00               26.31         (0.22)(a)        5.25 (a)        5.03          0.00        0.00           (5.00)
 06/30/99               25.78         (0.13)(a)        2.31 (a)        2.18          0.00        0.00           (1.65)
 06/30/98               21.10         (0.12)(a)        6.53 (a)        6.41         (0.05)       0.00           (1.68)
 01/20/97-
  06/30/97              19.31          0.02            1.77            1.79          0.00        0.00            0.00
 Year or          Distributions
 Period           in Excess of
 Ended            Net Realized
                  Capital Gains
-------------------------------------------------------------------------------------------------------------------------
Capital Appreci-
 ation Fund
 Class A
 06/30/00              $0.00
 06/30/99              $0.00
 06/30/98               0.00
 01/20/97-
  06/30/97              0.00
 Class B
 06/30/00               0.00
 06/30/99               0.00
 06/30/98               0.00
 01/20/97-
  06/30/97              0.00
 Class C
 06/30/00               0.00
 06/30/99               0.00
 06/30/98               0.00
 01/20/97-
  06/30/97              0.00

Equity Income
 Fund (i)
 Class A
 06/30/00              $15.58         $0.33 (a)      $(2.42)(a)      $(2.09)       $(0.36)      $0.00          $(0.48)
 06/30/99               16.04          0.39 (a)        1.29 (a)        1.68         (0.38)       0.00           (1.76)
 06/30/98               15.39          0.39 (a)        2.73 (a)        3.12         (0.38)       0.00           (2.09)
 01/20/97-
  06/30/97              13.94          0.15            1.48            1.63         (0.18)       0.00            0.00
 Class B
 06/30/00               15.50          0.24 (a)       (2.40)(a)       (2.16)        (0.27)       0.00           (0.48)
 06/30/99               15.99          0.28 (a)        1.27 (a)        1.55         (0.28)       0.00           (1.76)
 06/30/98               15.37          0.26 (a)        2.73 (a)        2.99         (0.28)       0.00           (2.09)
 01/20/97-
  06/30/97              13.94          0.11            1.48            1.59         (0.16)       0.00            0.00
 Class C
 06/30/00               15.52          0.24 (a)       (2.40)(a)       (2.16)        (0.27)       0.00           (0.48)
 06/30/99               16.01          0.27 (a)        1.27 (a)        1.54         (0.27)       0.00           (1.76)
 06/30/98               15.37          0.26 (a)        2.74 (a)        3.00         (0.27)       0.00           (2.09)
 01/20/97-
  06/30/97              13.94          0.11            1.48            1.59         (0.16)       0.00            0.00
Equity Income
 Fund (i)
 Class A
 06/30/00             $(2.16)
 06/30/99               0.00
 06/30/98               0.00
 01/20/97-
  06/30/97              0.00
 Class B
 06/30/00              (2.16)
 06/30/99               0.00
 06/30/98               0.00
 01/20/97-
  06/30/97              0.00
 Class C
 06/30/00              (2.16)
 06/30/99               0.00
 06/30/98               0.00
 01/20/97-
  06/30/97              0.00

Global Innova-
 tion
 Class A
 12/31/99-
  06/30/00             $10.00        $(0.03)(a)       $8.96 (a)       $8.93         $0.00       $0.00           $0.00
 Class B
 03/31/00-
  06/30/00              20.17         (0.07)(a)       (1.19)(a)       (1.26)        $0.00       $0.00           $0.00
 Class C
 03/31/00-
  06/30/00              20.17         (0.07)(a)       (1.19)(a)       (1.26)        $0.00       $0.00           $0.00
Growth Fund (ii)
 Class A
 06/30/00              $34.12        $(0.29)(a)      $10.77 (a)      $10.48         $0.00       $0.00          $(5.66)
 06/30/99               32.62         (0.14)(a)        5.56 (a)        5.42          0.00        0.00           (3.92)
 06/30/98               27.03         (0.08)(a)        9.99 (a)        9.91          0.00        0.00           (4.32)
 10/01/96-
  06/30/97              26.58          0.69            3.27            3.96          0.00        0.00           (3.51)
 09/30/96               25.73          0.06            3.72            3.78          0.00        0.00           (2.93)
 Class B
 06/30/00               31.15         (0.51)(a)        9.68 (a)        9.17          0.00        0.00           (5.66)
 06/30/99               30.34         (0.35)(a)        5.08 (a)        4.73          0.00        0.00           (3.92)
 06/30/98               25.59         (0.28)(a)        9.35 (a)        9.07          0.00        0.00           (4.32)
 10/01/96-
  06/30/97              25.46          0.35            3.29            3.64          0.00        0.00           (3.51)
 09/30/96               24.94         (0.07)           3.52            3.45          0.00        0.00           (2.93)
Global Innova-
 tion
 Class A
 12/31/99-
  06/30/00             $0.00
 Class B
 03/31/00-
  06/30/00             $0.00
 Class C
 03/31/00-
  06/30/00             $0.00
Growth Fund (ii)
 Class A
 06/30/00              $0.00
 06/30/99               0.00
 06/30/98               0.00
 10/01/96-
  06/30/97              0.00
 09/30/96               0.00
 Class B
 06/30/00               0.00
 06/30/99               0.00
 06/30/98               0.00
 10/01/96-
  06/30/97              0.00
 09/30/96               0.00

-------
  *  Annualized
 (a) Per share amounts based upon average number of shares outstanding during the period.

 (i) The information provided for the Equity Income Fund reflects the results of operations under the Fund's former Sub-Adviser through May 8, 2000; the Fund would not necessarily have achieved the results shown above under its current investment management arrangements.

 (ii) The information provided for the Growth Fund reflects results of operations under the Fund's former Sub-Adviser through March 6, 2000; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.

63 PIMCO Funds: Multi-Manager Series

                                                                                     Ratio of Net
                                                                     Ratio of         Investment
Tax Basis                 Net Asset                                 Expenses to    Income (Loss) to
Return of      Total     Value End of               Net Assets End  Average Net      Average Net      Portfolio
Capital    Distributions    Period    Total Return of Period (000s)   Assets            Assets      Turnover Rate
-----------------------------------------------------------------------------------------------------------------


   $0.00       $(5.02)      $26.94        22.73%        $91,927          1.11%           (0.10)%           119%
    0.00        (1.75)       26.65        10.14          91,296          1.10             0.24             120
    0.00        (1.77)       26.01        32.39          72,803          1.10             0.27              75
    0.00         0.00        21.16         9.58           6,534          1.11*            0.59*             87

    0.00        (5.00)       26.30        21.79          66,044          1.86            (0.86)            119
    0.00        (1.65)       26.29         9.39          55,094          1.85            (0.52)            120
    0.00        (1.75)       25.75        31.39          40,901          1.85            (0.47)             75
    0.00         0.00        21.10         9.27           3,022          1.85*           (0.26)*            87

    0.00        (5.00)       26.34        21.85          82,864          1.86            (0.86)            119
    0.00        (1.65)       26.31         9.34          81,097          1.85            (0.52)            120
    0.00        (1.73)       25.78        31.40          71,481          1.85            (0.49)             75
    0.00         0.00        21.10         9.27          13,093          1.86*           (0.23)*            87


   $0.00       $(3.00)      $10.49       (13.17)%       $11,434          1.12%            2.77%            114%
    0.00        (2.14)       15.58        12.26          17,342          1.10             2.64              76
    0.00        (2.47)       16.04        21.35          12,954          1.11             2.39              45
    0.00        (0.18)       15.39        11.77           1,756          1.13*            2.85*             45

    0.00        (2.91)       10.43       (13.79)         12,903          1.87             2.01             114
    0.00        (2.04)       15.50        11.35          21,732          1.85             1.89              76
    0.00        (2.37)       15.99        20.47          15,178          1.85             1.63              45
    0.00        (0.16)       15.37        11.45           2,561          1.87*            2.11*             45

    0.00        (2.91)       10.45       (13.78)         13,929          1.87             1.99             114
    0.00        (2.03)       15.52        11.28          26,016          1.85             1.86              76
    0.00        (2.36)       16.01        20.51          23,122          1.85             1.60              45
    0.00        (0.16)       15.37        11.42           6,624          1.87*            2.15*             45


   $0.00        $0.00       $18.93        89.30%        $31,998          1.61%(b)*       (0.58)*%          131%

   $0.00        $0.00        18.91        (6.25)         25,375          2.60 (c)*       (1.70)*           131

   $0.00        $0.00        18.91        (6.25)         46,826          2.60 (c)*       (1.70)*           131


   $0.00       $(5.66)      $38.94        32.49%       $255,744          1.61%           (0.78)%            72%
    0.00        (3.92)       34.12        18.65         227,638          1.16            (0.44)            131
    0.00        (4.32)       32.62        41.03         180,119          1.16            (0.27)            123
    0.00        (3.51)       27.03        15.93         147,276          1.11*            0.13*             94
    0.00        (2.93)       26.58        16.11         151,103          1.11             0.24             104

    0.00        (5.66)       34.66        31.31         213,627          1.91            (1.53)             72
    0.00        (3.92)       31.15        17.72         133,850          1.90            (1.19)            131
    0.00        (4.32)       30.34        39.97          80,719          1.91            (1.02)            123
    0.00        (3.51)       25.59        15.32          55,626          1.86*           (0.62)*            94
    0.00        (2.93)       25.46        15.22          37,256          1.86            (0.51)            104

-------

 (b) If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.67% for the period ended June 30, 2000.

 (c) If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.70% for the period ended June 30, 2000.

                                                                  Prospectus 64

 Year or                                         Net Realized/                  Dividends  Dividends in  Distributions
  Period          Net Asset Value Net            Unrealized     Total Income    From Net   Excess of Net From Net
  Ended           Beginning       Investment     Gain (Loss) on From Investment Investment Investment    Realized Capital
                  of Period       Income (Loss)  Investments    Operations      Income     Income        Gains
-------------------------------------------------------------------------------------------------------------------------
Growth Fund
 (Cont.)
 Class C
 06/30/00              $31.15        $(0.51)(a)      $ 9.68 (a)      $ 9.17        $0.00        $0.00          $(5.66)
 06/30/99               30.33         (0.35)(a)        5.09 (a)        4.74         0.00         0.00           (3.92)
 06/30/98               25.58         (0.28)(a)        9.35 (a)        9.07         0.00         0.00           (4.32)
 10/01/96-
  06/30/97              25.46          0.45            3.18            3.63         0.00         0.00           (3.51)
 09/30/96               24.94         (0.12)           3.57            3.45         0.00         0.00           (2.93)
 Year or          Distributions
  Period          in Excess of
  Ended           Net Realized
                  Capital Gains
-------------------------------------------------------------------------------------------------------------------------
Growth Fund
 (Cont.)
 Class C
 06/30/00             $ 0.00
 06/30/99               0.00
 06/30/98               0.00
 10/01/96-
  06/30/97              0.00
 09/30/96               0.00

Innovation Fund
 (iii)
 Class A
 06/30/00              $37.46        $(0.58)(a)      $41.80 (a)      $41.22        $0.00        $0.00          $(6.39)
 06/30/99               24.28         (0.28)(a)       14.72 (a)       14.44         0.00         0.00           (1.26)
 06/30/98               17.43         (0.19)(a)        8.21 (a)        8.02         0.00         0.00           (0.99)
 10/01/96-
  06/30/97              17.26          0.07            0.36            0.43         0.00         0.00           (0.26)
 9/30/96                14.74         (0.07)           2.94            2.87         0.00         0.00           (0.35)
 Class B
 06/30/00               36.09         (1.01)(a)       40.37 (a)       39.36         0.00         0.00           (6.39)
 06/30/99               23.60         (0.49)(a)       14.24 (a)       13.75         0.00         0.00           (1.26)
 06/30/98               17.10         (0.33)(a)        8.00 (a)        7.67         0.00         0.00           (0.99)
 10/01/96-
  06/30/97              17.04         (0.03)           0.35            0.32         0.00         0.00           (0.26)
 9/30/96                14.66         (0.11)           2.84            2.73         0.00         0.00           (0.35)
 Class C
 06/30/00               36.08         (1.00)(a)       40.35 (a)       39.35         0.00         0.00           (6.39)
 06/30/99               23.59         (0.48)(a)       14.23 (a)       13.75         0.00         0.00           (1.26)
 06/30/98               17.09         (0.33)(a)        8.00 (a)        7.67         0.00         0.00           (0.99)
 10/01/96-
  06/30/97              17.04         (0.02)           0.33            0.31         0.00         0.00           (0.26)
 9/30/96                14.65         (0.15)           2.89            2.74         0.00         0.00           (0.35)
Innovation Fund
 (iii)
 Class A
 06/30/00             $ 0.00
 06/30/99               0.00
 06/30/98              (0.18)
 10/01/96-
  06/30/97              0.00
 9/30/96                0.00
 Class B
 06/30/00               0.00
 06/30/99               0.00
 06/30/98              (0.18)
 10/01/96-
  06/30/97              0.00
 9/30/96                0.00
 Class C
 06/30/00               0.00
 06/30/99               0.00
 06/30/98              (0.18)
 10/01/96-
  06/30/97              0.00
 9/30/96                0.00

International
 Fund (iv)
 Class A
 06/30/00              $12.45        $ 0.03 (a)      $ 1.46 (a)      $ 1.49        $0.00        $0.00          $(1.74)
 06/30/99               14.33          0.01 (a)       (0.74)(a)       (0.73)        0.00         0.00           (1.15)
 06/30/98               14.26          0.06 (a)        1.13 (a)        1.19         0.00         0.00           (0.82)
 10/01/96-
  06/30/97              13.03          0.29            1.33            1.62         0.00         0.00           (0.39)
 9/30/96                12.19          0.07            0.77            0.84         0.00         0.00            0.00
 Class B
 06/30/00               11.51         (0.06)(a)        1.25 (a)        1.19         0.00         0.00           (1.74)
 06/30/99               13.46         (0.08)(a)       (0.72)(a)       (0.80)        0.00         0.00           (1.15)
 06/30/98               13.56         (0.05)(a)        1.07 (a)        1.02         0.00         0.00           (0.82)
 10/01/96-
  06/30/97              12.48          0.16            1.31            1.47         0.00         0.00           (0.39)
 9/30/96                11.75          0.00 (a)        0.73 (a)        0.73         0.00         0.00            0.00
 Class C
 06/30/00               11.50         (0.09)(a)        1.27 (a)        1.18         0.00         0.00           (1.74)
 06/30/99               13.45         (0.09)(a)       (0.71)(a)       (0.80)        0.00         0.00           (1.15)
 06/30/98               13.55         (0.06)(a)        1.08 (a)        1.02         0.00         0.00           (0.82)
 10/01/96-
  06/30/97              12.47          0.18            1.29            1.47         0.00         0.00           (0.39)
 9/30/96                11.75         (0.05)           0.77            0.72         0.00         0.00            0.00
International
 Fund (iv)
 Class A
 06/30/00             $ 0.00
 06/30/99               0.00
 06/30/98              (0.30)
 10/01/96-
  06/30/97              0.00
 9/30/96                0.00
 Class B
 06/30/00               0.00
 06/30/99               0.00
 06/30/98              (0.30)
 10/01/96-
  06/30/97              0.00
 9/30/96                0.00
 Class C
 06/30/00               0.00
 06/30/99               0.00
 06/30/98              (0.30)
 10/01/96-
  06/30/97              0.00
 9/30/96                0.00

Mid-Cap Fund (v)
 Class A
 06/30/00              $22.82        $(0.01)(a)      $ 7.82 (a)      $ 7.81       $(0.02)      $(0.02)         $(0.02)
 06/30/99               24.00          0.03 (a)       (0.13)(a)       (0.10)       (0.01)        0.00           (1.07)
 06/30/98               20.24          0.02 (a)        5.11 (a)        5.13        (0.04)        0.00           (1.33)
 01/13/97-
  06/30/97              18.14         (0.04)           2.14            2.10         0.00         0.00            0.00
 Class B
 06/30/00               22.43         (0.20)(a)        7.66 (a)        7.46         0.00         0.00           (0.02)
 06/30/99               23.77         (0.13)(a)       (0.14)(a)       (0.27)        0.00         0.00           (1.07)
 06/30/98               20.17         (0.16)(a)        5.09 (a)        4.93         0.00         0.00           (1.33)
 01/13/97-
  06/30/97              18.14         (0.11)           2.14            2.03         0.00         0.00            0.00
Mid-Cap Fund (v)
 Class A
 06/30/00             $ 0.00
 06/30/99               0.00
 06/30/98               0.00
 01/13/97-
  06/30/97              0.00
 Class B
 06/30/00               0.00
 06/30/99               0.00
 06/30/98               0.00
 01/13/97-
  06/30/97              0.00

-------
  * Annualized
 (a) Per share amounts based upon average number of shares outstanding during the period.

 (b) Ratio of expenses to average net assets excluding interest expense is 1.46%.

 (c) Ratio of expenses to average net assets excluding interest expense is 2.21%.

 (iii) The information provided for the Innovation Fund reflects results of operations under the Fund's former Sub-Adviser through March 6, 1999; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.
 (iv) The information provided for the International Fund reflects results of operations under the Fund's former Sub-Advisers through November 15, 1994; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.
 (v)  Formerly the Mid-Cap Growth Fund.

65 PIMCO Funds: Multi-Manager Series

                                                                                      Ratio of Net
                                                                       Ratio of        Investment
Tax Basis                   Net Asset                                 Expenses to   Income (Loss) to
Return of        Total     Value End of               Net Assets End  Average Net     Average Net      Portfolio
 Capital     Distributions    Period    Total Return of Period (000s)   Assets           Assets      Turnover Rate
------------------------------------------------------------------------------------------------------------------

   $ 0.00        $(5.66)       $34.66       31.31 %      $2,416,067       1.91%           (1.53)%            72%
     0.00         (3.92)        31.15       17.76         2,064,450       1.90            (1.18)            131
     0.00         (4.32)        30.33       39.99         1,853,002       1.91            (1.02)            123
     0.00         (3.51)        25.58       15.27         1,514,432       1.86*           (0.61)*            94
     0.00         (2.93)        25.46       15.22         1,450,216       1.86            (0.51)            104


   $ 0.00        $(6.39)       $72.29      115.04 %      $1,408,455       1.30%           (0.91)%           186%
     0.00         (1.26)        37.46       61.36           313,946       1.30            (0.90)            119
     0.00         (1.17)        24.28       48.10            85,800       1.31            (0.94)            100
     0.00         (0.26)        17.43        2.41            56,215       1.28*           (0.68)*            80
     0.00         (0.35)        17.26       19.86            50,067       1.31            (0.61)            123

     0.00         (6.39)        69.06      114.17         1,680,792       2.05            (1.66)            186
     0.00         (1.26)        36.09       60.17           351,876       2.05            (1.64)            119
     0.00         (1.17)        23.60       46.95            81,130       2.06            (1.69)            100
     0.00         (0.26)        17.10        1.79            51,472       2.03*           (1.43)*            80
     0.00         (0.35)        17.04       18.99            33,778       2.06            (1.36)            123

     0.00         (6.39)        69.04      114.17         2,275,811       2.05            (1.66)            186
     0.00         (1.26)        36.08       60.20           580,251       2.05            (1.65)            119
     0.00         (1.17)        23.59       46.97           219,258       2.06            (1.69)            100
     0.00         (0.26)        17.09        1.73           162,889       2.03*           (1.43)*            80
     0.00         (0.35)        17.04       19.08           137,752       2.06            (1.36)            123

   $ 0.00        $(1.74)       $12.20       11.85 %      $   12,452       1.52%(b)         0.26%             58%
     0.00         (1.15)        12.45       (4.31)           18,865       1.55 (b)         0.05              55
     0.00         (1.12)        14.33        9.95            12,510       1.48             0.41              60
     0.00         (0.39)        14.26       12.82            18,287       1.51*            0.58*             59
     0.00          0.00         13.03        6.89            20,056       1.41             0.49             110

     0.00         (1.74)        10.96       10.00            10,176       2.28 (c)        (0.55)             58
     0.00         (1.15)        11.51       (5.15)            9,478       2.29 (c)        (0.67)             55
     0.00         (1.12)        13.46        9.17             8,956       2.22            (0.37)             60
     0.00         (0.39)        13.56       12.17             8,676       2.26*            0.18*             59
     0.00          0.00         12.48        6.21             5,893       2.16            (0.26)            110

     0.00         (1.74)        10.94        9.91            92,220       2.28 (c)        (0.77)             58
     0.00         (1.15)        11.50       (5.15)          101.320       2.30 (c)        (0.75)             55
     0.00         (1.12)        13.45        9.18           132,986       2.22            (0.43)             60
     0.00         (0.39)        13.55       12.18           168,446       2.25*           (0.25)*            59
     0.00          0.00         12.47        6.13           203,544       2.16            (0.26)            110



   $ 0.00        $(0.06)       $30.57       34.28 %      $  156,949       1.11%           (0.05)%           164%
     0.00         (1.08)        22.82       (0.13)          124,680       1.10             0.15              85
     0.00         (1.37)        24.00       25.71            57,164       1.11             0.07              66
     0.00          0.00         20.24       11.58            12,184       1.11*            0.17*             82

     0.00         (0.02)       $29.87       33.27            88,648       1.86            (0.80)            164
     0.00         (1.07)        22.43       (0.86)           84,698       1.85            (0.62)             85
     0.00         (1.33)        23.77       24.76            84,535       1.86            (0.68)             66
     0.00          0.00         20.17       11.19            28,259       1.86*           (0.58)*            82

                                                                   Prospectus 66

 Year or                                         Net Realized/                  Dividends  Dividends in  Distributions
  Period          Net Asset Value Net            Unrealized     Total Income    From Net   Excess of Net From Net
  Ended           Beginning       Investment     Gain (Loss) on From Investment Investment Investment    Realized Capital
                  of Period       Income (Loss)  Investments    Operations      Income     Income        Gains
-------------------------------------------------------------------------------------------------------------------------
 Year or          Distributions
  Period          in Excess of
  Ended           Net Realized
                  Capital Gains
-------------------------------------------------------------------------------------------------------------------------

Mid-Cap Fund
 (Cont.)
 Class C
 06/30/00              $22.44        $(0.20)(a)      $ 7.66 (a)      $ 7.46        $0.00        $0.00          $(0.02)
 06/30/99               23.77         (0.13)(a)       (0.13)(a)       (0.26)        0.00         0.00           (1.07)
 06/30/98               20.18         (0.16)(a)        5.08 (a)        4.92         0.00         0.00           (1.33)
 01/13/97-
  06/30/97              18.14         (0.10)           2.14            2.04         0.00         0.00            0.00
Mid-Cap Fund
 (Cont.)
 Class C
 06/30/00              $0.00
 06/30/99               0.00
 06/30/98               0.00
 01/13/97-
  06/30/97              0.00

Opportunity Fund
 (vi)
 Class A
 06/30/00              $26.96        $(0.25)(a)      $12.75 (a)      $12.50        $0.00        $0.00          $(7.88)
 06/30/99               31.33         (0.21)(a)        0.46 (a)        0.25         0.00         0.00           (4.62)
 06/30/98               29.35         (0.27)(a)        4.19 (a)        3.92         0.00         0.00           (1.94)
 10/01/96-
  06/30/97              37.36          0.00           (3.10)          (3.10)        0.00         0.00           (4.91)
 09/30/96               39.08         (0.11)           6.12            6.01         0.00         0.00           (7.73)
 Class B
 06/30/00               24.20         (0.43)(a)       11.32 (a)       10.89         0.00         0.00           (7.88)
 03/31/99-
  06/30/99              21.40         (0.09)           2.89            2.80         0.00         0.00            0.00
 Class C
 06/30/00               24.19         (0.42)(a)       11.33 (a)       10.91         0.00         0.00           (7.88)
 06/30/99               28.86         (0.37)(a)        0.32 (a)       (0.05)        0.00         0.00           (4.62)
 06/30/98               27.38         (0.46)(a)        3.88 (a)        3.42         0.00         0.00           (1.94)
 10/01/96-
  06/30/97              35.38         (0.04)          (3.05)          (3.09)        0.00         0.00           (4.91)
 09/30/96               37.64         (0.35)           5.82            5.47         0.00         0.00           (7.73)
Opportunity Fund
 (vi)
 Class A
 06/30/00              $0.00
 06/30/99               0.00
 06/30/98               0.00
 10/01/96-
  06/30/97              0.00
 09/30/96               0.00
 Class B
 06/30/00               0.00
 03/31/99-
  06/30/99              0.00
 Class C
 06/30/00               0.00
 06/30/99               0.00
 06/30/98               0.00
 10/01/96-
  06/30/97              0.00
 09/30/96               0.00

Renaissance Fund
 (vii)
 Class A
 06/30/00              $18.21         $0.06 (a)      $ 0.13 (a)      $ 0.19        $0.00        $0.00          $(2.59)
 06/30/99               19.10         (0.01)(a)        1.45 (a)        1.44         0.00         0.00           (2.33)
 06/30/98               17.73          0.07 (a)        4.91 (a)        4.98        (0.08)        0.00           (3.53)
 10/01/96-
  06/30/97              16.08          0.12 (a)        3.90 (a)        4.02        (0.12)        0.00           (2.25)
 09/30/96               14.14          0.23            2.79            3.02        (0.23)       (0.07)          (0.78)
 Class B
 06/30/00               17.99         (0.07)(a)        0.13 (a)        0.06         0.00         0.00           (2.59)
 06/30/99               19.06         (0.13)(a)        1.39 (a)        1.26         0.00         0.00           (2.33)
 06/30/98               17.77         (0.07)(a)        4.91 (a)        4.84        (0.02)        0.00           (3.53)
 10/01/96-
  06/30/97              16.12          0.03 (a)        3.92 (a)        3.95        (0.05)        0.00           (2.25)
 09/30/96               14.13          0.09            2.83            2.92        (0.11)       (0.04)          (0.78)
 Class C
 06/30/00               17.91         (0.07)(a)        0.13 (a)        0.06         0.00         0.00           (2.59)
 06/30/99               18.96         (0.13)(a)        1.41 (a)        1.28         0.00         0.00           (2.33)
 06/30/98               17.69         (0.07)(a)        4.88 (a)        4.81        (0.01)        0.00           (3.53)
 10/01/96-
  06/30/97              16.05          0.03 (a)        3.90 (a)        3.93        (0.04)        0.00           (2.25)
 09/30/96               14.09          0.12            2.78            2.90        (0.13)       (0.03)          (0.78)
Renaissance Fund
 (vii)
 Class A
 06/30/00             $(0.86)
 06/30/99               0.00
 06/30/98               0.00
 10/01/96-
  06/30/97              0.00
 09/30/96               0.00
 Class B
 06/30/00              (0.86)
 06/30/99               0.00
 06/30/98               0.00
 10/01/96-
  06/30/97              0.00
 09/30/96               0.00
 Class C
 06/30/00              (0.86)
 06/30/99               0.00
 06/30/98               0.00
 10/01/96-
  06/30/97              0.00
 09/30/96               0.00

Select Growth
 Fund (viii)
 Class A
 03/31/00-
  06/30/00             $23.25        $(0.00)(a)       $0.74 (a)       $0.74        $0.00        $0.00           $0.00
 Class B
 03/31/00-
  06/30/00              23.25         (0.06)(a)        0.77 (a)        0.71         0.00         0.00            0.00
 Class C
 03/31/00-
  06/30/00              23.25         (0.05)(a)        0.76 (a)        0.71         0.00         0.00            0.00
Select Growth
 Fund (viii)
 Class A
 03/31/00-
  06/30/00             $0.00
 Class B
 03/31/00-
  06/30/00              0.00
 Class C
 03/31/00-
  06/30/00              0.00

-------
 * Annualized
(a) Per share amounts based upon average number of shares outstanding during the period.
(vi) The information provided for the Opportunity Fund reflects results of operations under the Fund's former Sub-Adviser through March 6, 1999; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.
(vii) The information provided for the Renaissance Fund reflects results of operations under the Fund's former Sub-Adviser through May 7, 1999; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.

(viii) Forrmerly the PIMCO Core Equity Fund. The Fund changed its investment objective and policies on April 1, 2000; the performance results shown above would not necessarily have been achieved had the Fund's current objective and policies been in effect during the periods shown. In addition, the performance results shown above reflect the Fund's advisory fee level in effect prior to April 1, 2000; these results would have been lower had the Fund's current advisory fee level then been in effect.
67 PIMCO Funds: Multi-Manager Series

                                                                                   Ratio of Net
                                                                       Ratio of    Investment
   Tax Basis                Net Asset                                  Expenses to Income to
   Return of  Total         Value End of              Net Assets End   Average Net Average Net  Portfolio
   Capital    Distributions Period       Total Return of Period (000s) Assets      Assets       Turnover Rate
-------------------------------------------------------------------------------------------------------------


    $0.00         $(0.02)       $29.88       33.25 %      $104,082         1.86%       (0.80)%         164%
     0.00          (1.07)        22.44       (0.82)        112,507         1.85        (0.63)           85
     0.00          (1.33)        23.77       24.70         140,438         1.86        (0.68)           66
     0.00           0.00         20.18       11.25          53,686         1.86*       (0.58)*          82



    $0.00         $(7.88)       $31.58       50.77 %      $142,064         1.31%       (0.81)%         254%
     0.00          (4.62)        26.96        3.98         121,507         1.31        (0.86)          175
     0.00          (1.94)        31.33       13.87         200,935         1.31        (0.88)           86
     0.00          (4.91)        29.35       (8.87)        213,484         1.25*       (0.12)*          69
     0.00          (7.73)        37.36       18.35         134,859         1.13        (0.32)           91

     0.00          (7.88)        27.21       49.78          28,145         2.06        (1.57)          254
     0.00           0.00         24.20       13.08             251         2.03*       (1.65)*         175

     0.00          (7.88)        27.22       49.88         401,118         2.06        (1.57)          254
     0.00          (4.62)        24.19        3.20         308,877         2.06        (1.62)          175
     0.00          (1.94)        28.86       13.01         500,011         2.06        (1.63)           86
     0.00          (4.91)        27.38       (9.40)        629,446         1.97*       (0.95)*          69
     0.00          (7.73)        35.38       17.47         800,250         1.88        (1.07)           91



    $0.00         $(3.45)       $14.95        3.36 %      $ 68,433         1.25%        0.36 %         133%
     0.00          (2.33)        18.21        9.94          90,445         1.26        (0.04)          221
     0.00          (3.61)        19.10       30.98          85,562         1.26         0.35           192
     0.00          (2.37)        17.73       27.53          33,606         1.23*        0.95*          131
     0.00          (1.08)        16.08       22.37          20,631         1.25         1.60           203

     0.00          (3.45)        14.60        2.59          89,621         2.00        (0.45)          133
     0.00          (2.33)        17.99        8.94         126,576         2.00        (0.78)          221
     0.00          (3.55)        19.06       29.99         100,688         2.01        (0.39)          192
     0.00          (2.30)        17.77       26.88          37,253         1.97*        0.20*          131
     0.00          (0.93)        16.12       21.54          15,693         2.00         0.85           203
     0.00          (3.45)        14.52        2.60         311,519         2.00        (0.45)          133%
     0.00          (2.33)        17.91        9.12         442,049         2.00        (0.79)          221
     0.00          (3.54)        18.96       29.98         469,797         2.01        (0.37)          192
     0.00          (2.29)        17.69       26.86         313,226         1.97*        0.21*          131
     0.00          (0.94)        16.05       21.52         230,058         2.00         0.85           203



    $0.00          $0.00        $23.99        3.18 %        $7,841         1.25%*      (0.01)%*        170%

     0.00           0.00         23.96        3.05           2,173         2.00*       (0.96)*         170

     0.00           0.00         23.96        3.05           4,196         2.00*       (0.90)*         170

                                                                   Prospectus 68

 Year or                                         Net Realized/                   Dividends  Dividends in  Distributions
  Period          Net Asset Value Net            Unrealized      Total Income    From Net   Excess of Net From Net
  Ended           Beginning       Investment     Gain (Loss) on  From Investment Investment Investment    Realized Capital
                  of Period       Income (Loss)  Investments     Operations      Income     Income        Gains
--------------------------------------------------------------------------------------------------------------------------
 Year or          Distributions
  Period          in Excess of
  Ended           Net Realized
                  Capital Gains
--------------------------------------------------------------------------------------------------------------------------

Small-Cap Value
 Fund
 Class A
 06/30/00              $15.93        $ 0.32 (a)      $ (1.81)(a)     $ (1.49)      $(0.32)       $0.00          $ 0.00
 06/30/99               17.58          0.26 (a)        (1.29)(a)       (1.03)       (0.17)        0.00            0.00
 06/30/98               15.75          0.23 (a)         2.49 (a)        2.72        (0.13)        0.00           (0.76)
 01/20/97-
  06/30/97              14.02          0.10             1.63            1.73         0.00         0.00            0.00
 Class B
 06/30/00               15.79          0.21 (a)        (1.79)(a)       (1.58)       (0.17)        0.00            0.00
 06/30/99               17.43          0.14 (a)        (1.27)(a)       (1.13)       (0.06)        0.00            0.00
 06/30/98               15.71          0.09 (a)         2.48 (a)        2.57        (0.09)        0.00           (0.76)
 01/20/97-
  06/30/97              14.02          0.08             1.61            1.69         0.00         0.00            0.00
 Class C
 06/30/00               15.82          0.21 (a)        (1.79)(a)       (1.58)       (0.18)        0.00            0.00
 06/30/99               17.44          0.14 (a)        (1.27)(a)       (1.13)       (0.04)        0.00            0.00
 06/30/98               15.71          0.09 (a)         2.49 (a)        2.58        (0.09)        0.00           (0.76)
 01/20/97-
  06/30/97              14.02          0.08             1.61            1.69         0.00         0.00            0.00
Target Fund (ix)
 Class A
 06/30/00              $17.72        $(0.23)(a)       $15.45 (a)      $15.22       $ 0.00        $0.00          $(1.80)
 03/31/99-
  06/30/99              16.35         (0.09)(a)         2.44 (a)        2.35         0.00         0.00           (0.98)
 06/30/98               16.82         (0.08)(a)         4.06 (a)        3.98         0.00         0.00           (4.45)
 10/01/96-
  06/30/97              17.11         (0.04)(a)         1.82 (a)        1.78         0.00         0.00           (2.07)
 09/30/96               16.40         (0.05)            2.54            2.49         0.00         0.00           (1.78)
 Class B
 06/30/00               16.44         (0.39)(a)        14.35 (a)       13.96         0.00         0.00           (1.80)
 06/30/99               15.34         (0.19)(a)         2.27 (a)        2.08         0.00         0.00           (0.98)
 06/30/98               16.14         (0.19)(a)         3.84 (a)        3.65         0.00         0.00           (4.45)
 10/01/96-
  06/30/97              16.58         (0.12)(a)         1.75 (a)        1.63         0.00         0.00           (2.07)
 09/30/96               16.06         (0.09)            2.39            2.30         0.00         0.00           (1.78)
 Class C
 06/30/00               16.43         (0.38)(a)        14.34 (a)       13.96         0.00         0.00           (1.80)
 06/30/99               15.34         (0.19)(a)         2.26 (a)        2.07         0.00         0.00           (0.98)
 06/30/98               16.13         (0.19)(a)         3.85 (a)        3.66         0.00         0.00           (4.45)
 10/01/96-
  06/30/97              16.58         (0.12)(a)         1.74 (a)        1.62         0.00         0.00           (2.07)
 09/30/96               16.05         (0.16)            2.47            2.31         0.00         0.00           (1.78)
Tax-Efficient
 Equity Fund
 Class A
 06/30/00              $11.59        $ 0.00 (a)      $  0.65 (a)      $ 0.65       $ 0.00        $0.00          $ 0.00
 07/10/98-
  06/30/99              10.00          0.03 (a)         1.56 (a)        1.59         0.00         0.00            0.00
 Class B
 06/30/00               11.51         (0.09)(a)         0.64 (a)        0.55         0.00         0.00            0.00
 07/10/98-
  06/30/99              10.00         (0.05)(a)         1.56 (a)        1.51         0.00         0.00            0.00
 Class C
 06/30/00               11.51         (0.09)(a)         0.64 (a)        0.55         0.00         0.00            0.00
 07/10/98-
  06/30/99              10.00         (0.05)(a)         1.56 (a)        1.51         0.00         0.00            0.00
Value Fund (x)
 Class A
 06/30/00              $15.29        $ 0.22 (a)      $ (1.33)(a)     $ (1.11)      $(0.23)       $0.00          $(0.57)
 06/30/99               15.64          0.24 (a)         1.35 (a)        1.59        (0.22)        0.00           (1.72)
 06/30/98               14.80          0.19 (a)         2.46 (a)        2.65        (0.18)        0.00           (1.63)
 01/13/97-
  06/30/97              13.17          0.47             1.26            1.73        (0.10)        0.00            0.00
 Class B
 06/30/00               15.26          0.13 (a)        (1.33)(a)       (1.20)       (0.13)        0.00           (0.57)
 06/30/99               15.63          0.12 (a)         1.35 (a)        1.47        (0.12)        0.00           (1.72)
 06/30/98               14.80          0.07 (a)         2.46 (a)        2.53        (0.07)        0.00           (1.63)
 01/13/97-
  06/30/97              13.16          0.44             1.26            1.70        (0.06)        0.00            0.00
 Class C
 06/30/00               15.26          0.13 (a)        (1.33)(a)       (1.20)       (0.13)        0.00           (0.57)
 06/30/99               15.63          0.12 (a)         1.35 (a)        1.47        (0.12)        0.00           (1.72)
 06/30/98               14.80          0.07 (a)         2.46 (a)        2.53        (0.07)        0.00           (1.63)
 01/13/97-
  06/30/97              13.15          0.43             1.28            1.71        (0.06)        0.00            0.00
Small-Cap Value
 Fund
 Class A
 06/30/00             $ 0.00
 06/30/99              (0.45)
 06/30/98               0.00
 01/20/97-
  06/30/97              0.00
 Class B
 06/30/00               0.00
 06/30/99              (0.45)
 06/30/98               0.00
 01/20/97-
  06/30/97              0.00
 Class C
 06/30/00               0.00
 06/30/99              (0.45)
 06/30/98               0.00
 01/20/97-
  06/30/97              0.00
Target Fund (ix)
 Class A
 06/30/00             $ 0.00
 03/31/99-
  06/30/99              0.00
 06/30/98               0.00
 10/01/96-
  06/30/97              0.00
 09/30/96               0.00
 Class B
 06/30/00               0.00
 06/30/99               0.00
 06/30/98               0.00
 10/01/96-
  06/30/97              0.00
 09/30/96               0.00
 Class C
 06/30/00               0.00
 06/30/99               0.00
 06/30/98               0.00
 10/01/96-
  06/30/97              0.00
 09/30/96               0.00
Tax-Efficient
 Equity Fund
 Class A
 06/30/00             $ 0.00
 07/10/98-
  06/30/99              0.00
 Class B
 06/30/00               0.00
 07/10/98-
  06/30/99              0.00
 Class C
 06/30/00               0.00
 07/10/98-
  06/30/99              0.00
Value Fund (x)
 Class A
 06/30/00             $(2.00)
 06/30/99               0.00
 06/30/98               0.00
 01/13/97-
  06/30/97              0.00
 Class B
 06/30/00              (2.00)
 06/30/99               0.00
 06/30/98               0.00
 01/13/97-
  06/30/97              0.00
 Class C
 06/30/00              (2.00)
 06/30/99               0.00
 06/30/98               0.00
 01/13/97-
  06/30/97              0.00

-------
* Annualized

(a) Per share amounts based upon average number of shares outstanding during the period.

(ix) The information provided for the Target Fund reflects results of operations under the Fund's former Sub-Adviser through March 6, 1999; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.

(x)The information provided for the Value Fund reflects the results of operations under the Fund's former Sub-Adviser through May 8, 2000; the Fund would not necessarily have achieved the results shown above under its current investment management arrangements.

69 PIMCO Funds: Multi-Manager Series

                                                                                    Ratio of Net
                                                                       Ratio of      Investment
Tax Basis                   Net Asset                                 Expenses to Income (Loss) to
Return of        Total     Value End of               Net Assets End  Average Net   Average Net      Portfolio
 Capital     Distributions    Period    Total Return of Period (000s)   Assets         Assets      Turnover Rate
----------------------------------------------------------------------------------------------------------------
    $0.00        $(0.32)       $14.12       (9.26)%       $114,347        1.26%          2.28 %            55%
     0.00         (0.62)        15.93       (5.50)         107,569        1.25           1.74              60
     0.00         (0.89)        17.58       17.33           75,070        1.25           1.27              41
     0.00          0.00         15.75       12.34            6,563        1.30*          1.94*             48

     0.00         (0.17)        14.04       (9.94)          55,435        2.01           1.46              55
     0.00         (0.51)        15.79       (6.22)          96,994        2.00           0.95              60
     0.00         (0.85)        17.43       16.40          110,833        2.00           0.53              41
     0.00          0.00         15.71       12.05           11,077        2.04*          1.23*             48

     0.00         (0.18)        14.06       (9.95)          69,808        2.01           1.46              55
     0.00         (0.49)        15.82       (6.21)         112,926        2.00           0.95              60
     0.00         (0.85)        17.44       16.42          130,466        2.00           0.52              41
     0.00          0.00         15.71       12.05           20,637        2.05*          1.13*             48



    $0.00        $(1.80)       $31.34       90.36 %       $305,304        1.21%         (0.91)%            99%
     0.00         (0.98)        17.72       15.69          170,277        1.21          (0.57)            229
     0.00         (4.45)        16.35       27.49          157,277        1.22          (0.49)            226
     0.00         (2.07)        16.82       11.19          150,689        1.20*         (0.31)*           145
     0.00         (1.78)        17.11       16.50          156,027        1.18          (0.34)            141

     0.00         (1.80)        28.60       89.74          223,939        1.96          (1.66)             99
     0.00         (0.98)        16.44       14.93           78,659        1.95          (1.31)            229
     0.00         (4.45)        15.34       26.45           76,194        1.96          (1.24)            226
     0.00         (2.07)        16.14       10.58           67,531        1.94*         (1.05)*           145
     0.00         (1.78)        16.58       15.58           49,851        1.93          (1.09)            141

     0.00         (1.80)        28.59       89.79        1,676,384        1.96          (1.67)             99
     0.00         (0.98)        16.43       14.86          910,494        1.95          (1.31)            229
     0.00         (4.45)        15.34       26.53          952,728        1.96          (1.24)            226
     0.00         (2.07)        16.13       10.52          969,317        1.94*         (1.06)*           145
     0.00         (1.78)        16.58       15.66          974,948        1.93          (1.09)            141


    $0.00        $ 0.00        $12.24        5.61%        $  9,226        1.11%          0.02%             32%
     0.00          0.00         11.59       15.90            6,579        1.11*          0.25*             13
     0.00          0.00         12.06        4.78           10,794        1.86          (0.74)             32
     0.00          0.00         11.51       15.10            6,370        1.85*         (0.50)*            13
     0.00          0.00         12.06        4.78           15,651        1.86          (0.73)             32
     0.00          0.00         11.51       15.10           10,742        1.84*         (0.52)*            13



    $0.00        $(2.80)       $11.38       (7.11)%       $ 19,087        1.11%          1.76 %           196%
     0.00         (1.94)        15.29       11.93           22,267        1.11           1.68             101
     0.00         (1.81)        15.64       18.86           21,742        1.11           1.19              77
     0.00         (0.10)        14.80       13.19           15,648        1.11*          1.71*             71

     0.00         (2.70)        11.36       (7.77)          26,908        1.86           1.02             196
     0.00         (1.84)        15.26       11.05           36,314        1.85           0.85             101
     0.00         (1.70)        15.63       17.98           35,716        1.86           0.45              77
     0.00         (0.06)        14.80       12.93           25,433        1.86*          0.96*             71
     0.00         (2.70)        11.36       (7.81)          53,756        1.86           1.02             196
     0.00         (1.84)        15.26       11.04           80,594        1.85           0.83             101
     0.00         (1.70)        15.63       17.98           88,235        1.86           0.45              77
     0.00         (0.06)        14.80       13.02           64,110        1.86*          0.97*             71

                                                                   Prospectus 70

            PIMCO Funds: Multi-Manager Series

            The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

            The SAI includes the PIMCO Funds Shareholders' Guide for Class A, B and C Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. You can get a free copy of the Guide together with or separately from the rest of the SAI.

            You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

                  PIMCO Funds Distributors LLC
                  2187 Atlantic Street
                  Stamford, Connecticut 06902

            You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commssion's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161.

            You can also visit our Web site at www.pimcofunds.com for additional information about the Funds.

[LOGO OF PIMCO FUNDS APPEARS HERE]

            File No. 811-6161

                      (This page left blank intentionally)

                      (This page left blank intentionally)

           --------------------------------------------------------------------
PIMCO Funds:
           INVESTMENT ADVISER AND ADMINISTRATOR
Multi-Manager
           PIMCO Advisors L.P., 800 Newport Center Drive, Newport Beach, CA
Series     92660
           --------------------------------------------------------------------

           SUB-ADVISERS

           PIMCO Equity Advisors division of PIMCO Advisors L.P.,
           PIMCO/Allianz Investment Advisors LLC, Cadence Capital Management, NFJ Investment Group, Parametric Portfolio Associates, Blairlogie Capital Management
           --------------------------------------------------------------------
           DISTRIBUTOR

           PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896
           --------------------------------------------------------------------
           CUSTODIAN
           State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO
           64105
           --------------------------------------------------------------------
           SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT
           PFPC, Inc., P.O. Box 9688, Providence, RI 02940
           --------------------------------------------------------------------
           INDEPENDENT ACCOUNTANTS
           PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105
           --------------------------------------------------------------------
           LEGAL COUNSEL
           Ropes & Gray, One International Place, Boston, MA 02110
           --------------------------------------------------------------------
           For further information about the PIMCO Funds, call 1-800-426-0107 or vist our Web site at www.pimcofunds.com.

                                                Not part of the Prospectus

[GRAPH]

You'll find all the content you've come to rely on--at pimcofunds.com--and more.


Presenting the new PIMCO Funds Web site at www.pimcofunds.com

As part of our commitment to pro vide our shareholders with easy access to timely information, we're pleased to introduce a redesigned version of the PIMCO Funds Web site (www.pimcofunds.com).

Designed to make the site user-friendly, you'll immediately notice improved navigation accompanied by intuitive labeling and graphics that load quickly. Content updates include expanded detail throughout the Fund Information section, and a variety of forms and literature are now available for printing and viewing online or for download to your hard drive.

Fund Information Section

In addition to everything we previously offered in the Fund Information section, we now offer the following:

 . Regular commentary from the manager of each fund.

 . A better design without frames allows you to bookmark fund profile pages.

 . Cross-links give you immediate access to literature with more detail about each fund.

 . One-click allows you to check out the NAV and year-to-date performance of any PIMCO Fund.

PIMCO Funds Innovation Center

The all-new PIMCO Funds Innovation Center is an invaluable resource for tech investors and those contemplating an investment in this complex, fast-moving sector. Dedicated to the research and analysis of technology, the Center provides a number of key resources, including:

 . Innovation Newsletter--An online version of our popular technology investing newsletter, featuring the latest market analysis and outlook from Dennis McKechnie, PIMCO's renowned tech manager.

 . Timely Market Commentary--PIMCO's perspective on unfolding market events.

 . Theme Analysis--Manager assessments of the trends or "themes" that PIMCO believes are driving the tech sector and the industry groups that make up the market.

Daily Manager Commentary

PIMCO's Daily Manager Commentary provides investment insights from PIMCO's fund managers, including their outlooks on the economy and fund strategies that relate to the current economic climate. This commentary, on a wide range of subjects, is uniquely provided from the manager's perspective and helps investors make informed decisions based on information directly from PIMCO's investment professionals.

PZ001.11/00                                           Not part of the Prospectus

--------------------------------------------------------------------------------

[LOGO OF PIMCO FUNDS]
                                                           ----------------
                                                               PRESORTED
                                                             STANDARD U.S.
PIMCO Funds                                                     POSTAGE
Distributors LLC                                                  PAID
                                                             SMITHTOWN, NY
2187 Atlantic Street                                        PERMIT NO. 700
Stamford, CT 06902-6896                                    ----------------

NOVEMBER 1, 2000

                                                          PIMCO Funds Prospectus


Share Class
D

GROWTH STOCK FUNDS
Growth Fund
Select Growth Fund
Target Fund

BLEND STOCK FUNDS
Growth & Income Fund
Capital Appreciation Fund
Mid-Cap Fund

VALUE STOCK FUNDS
Equity Income Fund
Renaissance Fund
Value Fund

ENHANCED INDEX STOCK FUNDS
Tax-Efficient Equity Fund

INTERNATIONAL STOCK FUNDS
PIMCO/Allianz
Select International

SECTOR-RELATED STOCK FUNDS
Innovation Fund
Global Innovation Fund


                                                           [LOGO OF PIMCO FUNDS]

This cover is not part of the Prospectus.

            PIMCO Funds Prospectus

PIMCO
Funds:      This Prospectus describes 13 mutual funds offered by PIMCO Funds:
Multi-      Multi-Manager Series. The Funds provide access to the professional
Manager     investment advisory services offered by PIMCO Advisors L.P. and
Series      its investment management affiliates. As of September 30, 2000,
            PIMCO Advisors and its affiliates managed approximately
            $272 billion.

November
1, 2000

            The Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

Share
Class D

            The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

1  PIMCO Funds: Multi-Manager Series

            Table of Contents

         Summary Information..............................................   3
         Fund Summaries
           Capital Appreciation Fund......................................   5
           Equity Income Fund.............................................   7
           Global Innovation Fund.........................................   9
           Growth Fund....................................................  11
           Growth & Income Fund...........................................  13
           Innovation Fund................................................  16
           Mid-Cap Fund...................................................  18
           Renaissance Fund...............................................  20
           Select Growth Fund.............................................  22
           Allianz Select International Fund..............................  24
           Target Fund....................................................  26
           Tax-Efficient Equity Fund......................................  28
           Value Fund.....................................................  30
         Summary of Principal Risks.......................................  32
         Management of the Funds..........................................  35
         How Fund Shares Are Priced.......................................  40
         How to Buy and Sell Shares.......................................  40
         Fund Distributions...............................................  43
         Tax Consequences.................................................  43
         Characteristics and Risks of Securities and Investment
          Techniques......................................................  44
         Financial Highlights.............................................  53

                                                                   Prospectus  2

             Summary Information

             The table below lists the investment objectives and compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5.

                                                                                                                Approximate
                 PIMCO                Investment               Main                                             Number of
                 Fund                 Objective                Investments                                      Holdings
---------------------------------------------------------------------------------------------------------------------------
Growth Stock     Growth               Long-term growth of      Common stocks of companies with                  35-40
Funds                                 capital; income is       market capitalizations of at least $5 billion
                                      an incidental
                                      consideration
          -----------------------------------------------------------------------------------------------------------------
                 Select Growth        Long-term growth of      Common stocks of companies with                  15-25
                                      capital; income is an    market capitalizations of at least $10 billion
                                      incidental consideration
          -----------------------------------------------------------------------------------------------------------------
                 Target               Capital appreciation;    Common stocks of companies with                  40-60
                                      no consideration is      market capitalizations of between $1 billion
                                      given to income          and $10 billion
---------------------------------------------------------------------------------------------------------------------------
Blend Stock      Capital Appreciation Growth of capital        Common stocks of companies with market           60-100
Funds                                                          capitalizations of at least $1 billion that
                                                               have improving fundamentals and whose stock is
                                                               reasonably valued by the market
          -----------------------------------------------------------------------------------------------------------------
                 Growth & Income      Long-term growth of      Securities of companies with market              40-60
                                      capital; current income  capitalizations of at least $1 billion is a secondary objective
          -----------------------------------------------------------------------------------------------------------------
                 Mid-Cap              Growth of capital        Common stocks of companies with market           60-100
                                                               capitalizations of more than $500 million
                                                               (excluding the largest 200 companies) that have
                                                               improving fundamentals and whose stock is
                                                               reasonably valued by the market
---------------------------------------------------------------------------------------------------------------------------
Value Stock      Equity Income        Current income as a      Income-producing common stocks of                40-50
Funds                                 primary objective;       companies with market capitalizations of
                                      long-term growth of      more than $2 billion
                                      capital is a secondary
                                      objective
          -----------------------------------------------------------------------------------------------------------------
                 Renaissance          Long-term growth of      Common stocks of companies with below-average    50-80
                                      capital and income       valuations whose business fundamentals are
                                                               expected to improve
          -----------------------------------------------------------------------------------------------------------------
                 Value                Long-term growth of      Common stocks of companies with market           40
                                      capital and income       capitalizations of more than $5 billion and
                                                               below-average valuations whose business
                                                               fundamentals are expected to improve
---------------------------------------------------------------------------------------------------------------------------
Enhanced Index   Tax-Efficient Equity Maximum after-tax        A broadly diversified portfolio of at least 200  More than
Stock Funds                           growth of capital        common stocks of companies represented in        200
                                                               the S&P 500 Index with market capitalizations
                                                               of more than $5 billion
---------------------------------------------------------------------------------------------------------------------------
International    PIMCO Allianz        Capital appreciation     Common stocks of companies located outside of    30-60
Stock Funds      Select International                          the United States with market capitalizations of
                                                               more than $1 billion
---------------------------------------------------------------------------------------------------------------------------
Sector-Related   Innovation           Capital appreciation;    Common stocks of technology-related              40
Stock Funds                           no consideration is      companies with market capitalizations of more
                                      given to income          than $200 million
          -----------------------------------------------------------------------------------------------------------------
                 Global Innovation    Capital appreciation;    Common stocks of U.S. and non-U.S.               30-60
                                      no consideration is      technology-related companies with market
                                      given to income          capitalizations of more than $200 million
                 Approximate
                 Capitalization
                 Range
---------------------------------------------------------------------------------------------------------------------------
Growth Stock     At least $5 billion
Funds
          -----------------------------------------------------------------------------------------------------------------
                 At least $10 billion
          -----------------------------------------------------------------------------------------------------------------
                 Between $1 billion and
                 $10 billion
---------------------------------------------------------------------------------------------------------------------------
Blend Stock      At least $1 billion
Funds
          -----------------------------------------------------------------------------------------------------------------
                 At least $1 billion
          -----------------------------------------------------------------------------------------------------------------
                 More than $500 million
                 (excluding the largest
                 200 companies)
---------------------------------------------------------------------------------------------------------------------------
Value Stock      More than $2 billion
Funds
          -----------------------------------------------------------------------------------------------------------------
                 All capitalizations
          -----------------------------------------------------------------------------------------------------------------
                 More than $5 billion
---------------------------------------------------------------------------------------------------------------------------
Enhanced Index   More than $5 billion
Stock Funds
---------------------------------------------------------------------------------------------------------------------------
International    More than $1 billion
Stock Funds
---------------------------------------------------------------------------------------------------------------------------
Sector-Related   More than $200 million
Stock Funds
          -----------------------------------------------------------------------------------------------------------------
                 More than $200 million

3 PIMCO Funds: Multi-Manager Series

Fund         The Funds provide a broad range of investment choices. The
Descriptions,following Fund Summaries identify each Fund's investment Performance objective, principal investments and strategies, principal risks,
and Fees     performance information and fees and expenses. A more detailed
             "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries.

             It is possible to lose money on investments in the Funds. The fact that a Fund had good performance in the past (for example, during the year ended 1999) is no assurance that the value of the Fund's investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

                                                                  Prospectus  4

            PIMCO Capital Appreciation Fund

--------------------------------------------------------------------------------

Principal     Investment           Fund Focus             Approximate Capitalization Range
Investments   Objective            Larger capitalization  At least $1 billion
and           Seeks growth         common stocks
Strategies    of capital



              Fund Category        Approximate Number     Dividend Frequency
              Blend Stocks         of Holdings            At least annually
                                   60-100

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with larger market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

             In making investment decisions for the Fund, the portfolio management team considers the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analyses of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

             The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team looks to sell a stock when it falls below the median ranking, has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

               .  Market Risk        .  Growth Securities Risk    .  Credit Risk
               .  Issuer Risk        .  Focused Investment Risk   .  Management
               .  Value Securities                                   Risk
                  Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (4/8/98), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class D shares.
            Past performance is no guarantee of future results.


5 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class D


                                                           More Recent Return
                                                           Information
                                                           --------------------

                                                           1/1/00 - 9/30/00
                                                                    17.46%

                                                           Highest and Lowest
                                                           Quarter Returns
                                                           (for periods shown
                                                           in the bar chart)
                                                           --------------------
                                                           Highest (10/1/99-
                                                           12/31/99)     23.79%
                                                           --------------------
                                                           Lowest (7/1/98-
                                                           9/30/98)     -14.22%

                                    [GRAPH]

                                 Annual Return

           92      93      94      95      96      97      98      99
         7.08%  17.24%  -4.64%  36.61%  26.30%  33.70%  17.14%  22.24%

                   Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                  Fund Inception
                                                   1 Year 5 Years (3/8/91)(/3/)
            --------------------------------------------------------------------
         Class D                                   22.24% 26.99%  19.60%
            --------------------------------------------------------------------
         S&P 500 Index(/1/)                        21.04% 28.56%  19.75%
            --------------------------------------------------------------------
         Lipper Multi-Cap Core Funds Average(/2/)  20.63% 23.01%  17.15%
            --------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Multi-Cap Core Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.
            (3) The Fund began operations on 3/8/91. Index comparisons begin on 2/28/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expenses
            --------------------------------------------------------------------
         Class D   0.45%      0.25%               0.41%           1.11%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total
                Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
                "Management of the Funds--Administrative Fees" for details.
                The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD").
                To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that its not reflected under Distribution and/or Service (12b-1) Fees and 0.01% in other expenses attributable to the class during the most recent fiscal year.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                   Year 1     Year 3              Year 5          Year 10
            --------------------------------------------------------------------
         Class D   $113       $353                $612            $1,352
            --------------------------------------------------------------------


                                                                   Prospectus  6

            PIMCO Equity Income Fund

--------------------------------------------------------------------------------

Principal     Investment             Fund Focus           Approximate Capitalization Range
Investments   Objective              Income               More than $2
and           Seeks current          producing            billion
Strategies    income as a            common
              primary                stocks with
              objective;             potential
              long-term              for capital
              growth of              appreciation
              capital is a
              secondary
              objective

              Fund Category          Approximate Number   Dividend Frequency
              Value Stocks           of Holdings          Quarterly
                                     40-50

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in income-producing (e.g., dividend-paying) common stocks of companies with market capitalizations of more than $2 billion at the time of investment. The Fund may also invest to a limited degree in convertible securities and preferred stocks.

             The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. From this group of stocks, the Fund buys approximately 25 stocks with the highest dividend yields. The portfolio managers then screen the most undervalued companies in each industry by dividend yield to identify the highest yielding stocks in each industry. From this group, the Fund buys approximately 25 additional stocks with the lowest P/E ratios.

             In selecting stocks, the portfolio managers consider quantitative factors such as price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The portfolio managers may replace a stock when a stock within the same industry group has a considerably higher dividend yield or lower valuation than the Fund's current holding.

             The Fund may invest up to 15% of its assets in foreign
            securities, except that it may invest without limit in American Depository Receipts (ADRs). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal Risks
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

              .Market Risk           .Foreign              .Credit Risk
              .Issuer Risk           Investment Risk       .Management
              .Value Securities      .Currency Risk        Risk
              Risk                   .Interest Rate
                                     Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (4/8/98), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class D shares. Prior to May 8, 2000, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

7 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class D


                                                           More Recent Return
                                                           Information
                                                           --------------------

                                                           1/1/00 - 9/30/00
                                                                     6.88%

                                                           Highest and Lowest
                                                           Quarter Returns
                                                           (for periods shown
                                                           in the bar chart)
                                                           --------------------
                                                           Highest (4/1/99-
                                                           6/30/99)      15.98%
                                                           --------------------
                                                           Lowest (7/1/98-
                                                           9/30/98)     -10.99%

                                    [GRAPH]

                                 Annual Return

           92      93      94      95      96      97      98      99
        14.29%   8.04%  -2.00%  32.94%  21.00%  30.87%   8.07%  -2.22%


                   Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                 Fund Inception
                                                  1 Year 5 Years (3/8/91)(/3/)
            -------------------------------------------------------------------
         Class D                                  -2.22%  17.34% 13.83%
            -------------------------------------------------------------------
         S&P 500 Index(/1/)                       21.04%  28.56% 19.75%
            -------------------------------------------------------------------
         Lipper Equity Income Funds Average(/2/)   3.62%  17.60% 14.24%
            -------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.

            (2) The Lipper Equity Income Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that seek relatively high current income and growth of income through investing 65% or more of their portfolios in dividend-paying equities. It does not take into account sales charges.
            (3) The Fund began operations on 3/8/91. Index comparisons begin on 2/28/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expenses
            --------------------------------------------------------------------
         Class D   0.45%      0.25%               0.42%           1.12%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total
                Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
                "Management of the Funds--Administrative Fees" for details.
                The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD").
                To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees and 0.02% in other expenses attributable to the class during the most recent fiscal year.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                   Year 1     Year 3              Year 5          Year 10
            --------------------------------------------------------------------
         Class D   $114       $356                $617            $1,363
            --------------------------------------------------------------------

                                                                   Prospectus  8

            PIMCO Global Innovation Fund

---------------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus             Approximate Capitalization Range
Investments   Seeks capital          Common stocks of       More than $200 million
and           appreciation; no       U.S. and non-U.S.
Strategies    consideration is       technology-
              given to income        related companies

                                                            Dividend Frequency
                                                            At least annually


              Fund Category          Approximate Number of Holdings
              Sector-Related         30-60
              Stocks

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of U.S. and non-U.S. companies which utilize new, creative or different, or "innovative," technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Fund identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies), and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale and/or service of technological products. Although the Fund emphasizes companies which utilize technologies, it is not required to invest exclusively in a particular business sector or industry.

              The portfolio manager selects stocks for the Fund using a
            "growth" style. The portfolio manager seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

              Although the Fund invests principally in common stocks, the Fund may also invest in other types of equity securities, including preferred stocks and convertible securities. The Fund may invest a substantial portion of its assets in the securities of smaller capitalization companies and securities issued in initial public offerings (IPOs). The Fund will invest in the securities of issuers located in at least three countries (one of which may be the United States). Although the Fund invests primarily in securities traded principally in the securities markets of developed countries, the Fund has no other prescribed limits on geographic asset distribution and may invest in any foreign securities market in the world, including in developing, or "emerging," markets. The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts), primarily for risk management or hedging purposes.

              In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk               .Smaller Company Risk     .Currency Risk
              .Issuer Risk               .Liquidity Risk           .Focused Investment
              .Technology Related Risk   .Derivatives Risk          Risk
              .Growth Securities Risk    .Foreign Investment Risk  .Leveraging Risk
              .IPO Risk                  .Emerging Markets Risk    .Credit Risk
                                                                   .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance
Information
            The Fund commenced operations in December 1999 and does not yet have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

9 PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                           Distribution                    Total Annual
                  Advisory and/or Service    Other         Fund Operating
                  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses       Fee Waiver Net Expenses(/3/)
            ------------------------------------------------------------------------------------------
         Class D  1.00%    0.25%             0.69%         1.94%          0.09%      1.85%
            ------------------------------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.85% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, and 0.09% in organizational expenses ("Organizational Expenses") attributable to the class during the most recent fiscal year.

            (3) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fees for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses were accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2000.

            Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                         Year 1               Year 3               Year 5               Year 10
            -----------------------------------------------------------------------------------
         Class D         $188                 $581                 $998                 $2,159
            -----------------------------------------------------------------------------------

                                                                   Prospectus 10

            PIMCO Growth Fund

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus              Approximate Capitalization Range
Investments   Seeks long-term        Larger capitalization   At least $5 billion
and           growth of capital;     common stocks
Strategies    income is an
              incidental
              consideration

              Fund Category          Approximate Number      Dividend Frequency
              Growth Stocks          of Holdings             At least annually
                                     35-40

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of at least $5 billion at the time of investment.

             The portfolio manager selects stocks for the Fund using a
            "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

             The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             . Market Risk        . Foreign Investment Risk  . Focused
             . Issuer Risk        . Currency Risk              Investment Risk
             . Growth Securities  . Technology Related       . Credit Risk
               Risk                 Risk                     . Management Risk




            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Class C shares, which are offered in a different prospectus. This is because the Fund has not had Class D shares outstanding for a full calendar year. Although Class D and Class C shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class D performance would be higher than Class C performance because of the lower expenses paid by Class D shares. The Class C performance in the bar chart and the information to its right do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance figures for Class C shares in the Average Annual Total Returns table reflect the impact of sales charges.

             For periods prior to the inception of Class D shares (11/1/99), the Average Annual Total Returns table also shows estimated historical performance for Class D shares based on the performance of Class C shares, adjusted to reflect that there are no sales charges and lower distribution and/or service (12b-1) fees paid by Class D shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

11 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class C


                                                           More Recent Return
                                                           Information
                                                           --------------------

                                                           1/1/00 -
                                                            9/30/00  4.43%

                                                           Highest and Lowest
                                                           Quarter Returns
                                                           (for periods shown
                                                           in the bar chart)
                                                           --------------------
                                                           Highest (10/1/99-
                                                           12/31/99)     36.21%
                                                           --------------------
                                                           Lowest (7/1/90-
                                                           9/30/90)     -13.14%
                                 [GRAPH]
Total Returns
 1990    1991    1992    1993     1994     1995    1996    1997   1998     1999
0.29%  41.88%   2.08%   9.32%   -0.75%   27.47%  17.52%  21.84%  38.90%  39.83%
                   Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                Fund Inception
                                        1 Year 5 Years 10 Years (2/24/84)(/3/)
            ------------------------------------------------------------------
         Class C                        38.83% 28.80%  18.77%   19.25%
            ------------------------------------------------------------------
         Class D                        40.86% 29.75%  19.66%   20.14%
            ------------------------------------------------------------------
         S&P 500 Index(/1/)             21.04% 28.56%  18.21%   18.60%
            ------------------------------------------------------------------
         Lipper Large-Cap Growth Funds
          Average(/2/)                  40.54% 29.41%  18.88%   17.74%
            ------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
            (3) The Fund began operations on 2/24/84. Index comparisons begin on 2/29/84.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expenses
            --------------------------------------------------------------------
         Class D   0.50%      0.25%               0.41%           1.16%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total
                Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
                "Management of the Funds--Administrative Fees" for details.
                The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD").
                To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees and 0.01% in other expenses attributable to the class during the most recent fiscal year.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                   Year 1     Year 3              Year 5          Year 10
            --------------------------------------------------------------------
         Class D   $118       $368                $638            $1,409
            --------------------------------------------------------------------


                                                                   Prospectus 12

            PIMCO Growth & Income Fund

--------------------------------------------------------------------------------

Principal     Investment Objective Fund Focus             Approximate
Investments   Seeks long-term      Medium and large       Capitalization Range
and           growth of            capitalization         At least $1 billion
Strategies    capital; current     common stocks
              income is a
              secondary
              objective

              Fund Category        Approximate Number     Dividend Frequency
              Blend Stocks         of Holdings            At least annually
                                   40-60

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in securities of companies with market capitalizations of at least $1 billion at the time of investment. The Fund may invest up to 75% of its assets in securities selected for their growth potential. The Fund will normally invest at least 25% of its assets in securities selected for their income potential, including dividend-paying common stocks, preferred stocks, corporate bonds, convertible securities and real estate investment trusts (REITs).

             When selecting securities for the Fund's "growth" segment, the portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund's portfolio managers may choose to sell a stock in the "growth" segment when they believe that its earnings will be disappointing or that market sentiment on the company will turn negative. The portfolio managers will also consider selling a stock if the company does not meet the managers' estimates on revenues and/or earnings, or if an alternative investment is deemed to be more attractive.

             When selecting securities for the Fund's "income" segment, the portfolio managers seek to identify companies with strong operating fundamentals that offer potential for capital appreciation and that also have a dividend yield in excess of the yield on the S&P 500 Index. The portfolio managers may replace an "income" security when another security with a similar risk-to-reward profile offers either better potential for capital appreciation or a higher yield than the Fund's current holding. To achieve its income objective, the Fund may also invest to a limited degree in preferred stocks, convertible securities and REITs. The Fund may invest up to 10% of its assets in corporate bonds, which will typically consist of investment grade securities of varying maturities but may also include high yield securities ("junk bonds") rated at least B by Standard & Poor's Rating Services or Moody's Investors Service, Inc. or, if unrated, determined by the Adviser to be of comparable quality.

             The Fund may invest up to 15% of its assets in foreign
            securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Market Risk          . Liquidity Risk
              . Issuer Risk          . Foreign            . Interest Rate Risk
                                       Investment Risk
              . Growth Securities                         . High Yield Risk
                Risk                 . Currency Risk      . Credit Risk
              . Value Securities     . Focused Investment Risk
                Risk                                      . Management Risk

              . Smaller Company      . Technology Related Risk
                Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance
Information The following shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class D shares during the periods shown. Although Class D and Institutional Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class performance because of the higher expenses paid by Class D shares. The Average Annual Total Returns table also shows estimated historical performance for Class D shares based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class D shares. The performance information for periods prior to August 1, 2000 reflects the Fund's advisory fee rate in

13 PIMCO Funds: Multi-Manager Series
            effect prior to that date (0.63% per annum), which is higher than the current rate (0.60% per annum). Prior to July 1, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown under its current investment management arrangements. In addition, the Fund changed its investment objective and policies on August 1, 2000; the performance results shown on the next page would not necessarily have been achieved had the Fund's current objective and policies then been in effect. Past performance is no guarantee of future results.

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                                                            --------------------

                                                            1/1/00-
                                                            9/30/00  23.58%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------

                                                            Highest (10/1/99-
                                                            12/31/99)     40.12%

                                                            --------------------

                                                            Lowest (7/1/98-
                                                            9/30/98)     -11.53%

                                     [GRAPH]
Total Returns
     1995    1996    1997    1998     1999
   31.72%  17.31%  16.22%  29.89%   51.81%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                  Fund Inception
                                                   1 Year 5 Years (12/28/94)(/3/)
            ---------------------------------------------------------------------
         Institutional Class                       51.81% 28.77%  28.72%
            ---------------------------------------------------------------------
         Class D                                   51.22% 28.27%  28.21%
            ---------------------------------------------------------------------
         S&P Mid-Cap 400 Index(/1/)                14.73% 23.05%  23.05%
            ---------------------------------------------------------------------
         Lipper Large-Cap Core Funds Average(/2/)  22.77% 25.49%  25.49%
            ---------------------------------------------------------------------

            (1) The S&P Mid-Cap 400 Index is an unmanaged index of middle capitalization U.S. stocks. It is not possible to invest directly in the index.

            (2) The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges. The Lipper Large-Cap Core Funds Average replaced the Lipper Mid-Cap Fund Average (a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than $5 billion at the time of investment) because PIMCO Advisors believes the Large-Cap Core Funds Average is more representative of the Fund's investment strategies. For periods ended December 31, 1999, the 1 Year, 5 Years and Fund Inception average annual total returns of the Lipper Mid-Cap Fund Average were 39.38%, 23.07% and 23.07%, respectively.
            (3) The Fund began operations on 12/28/94. Index comparisons begin on 12/31/94.

Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                            Distribution                    Total Annual
                  Advisory  and/or Service    Other         Fund Operating
                  Fees(/1/) (12b-1) Fees(/2/) Expenses(/3/) Expenses
            --------------------------------------------------------------
         Class D  0.60      0.25%             0.65%         1.50%
            --------------------------------------------------------------

            (1) On August 1, 2000, the Fund's advisory fee rate decreased by
                0.03% to 0.60% per annum.
            (2) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.75% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

            (3) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees and 0.15% in other expenses estimated to be attributable to the class during the current fiscal year.
              Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                         Year 1               Year 3               Year 5               Year 10
            -----------------------------------------------------------------------------------
         Class D          $153                 $474                 $818                $1,791
            -----------------------------------------------------------------------------------


                                                                   Prospectus 14

            PIMCO Innovation Fund

--------------------------------------------------------------------------------

Principal     Investment           Fund Focus             Approximate Capitalization Range
Investments   Objective            Common stocks of       More than $200
and           Seeks capital        technology-related     million
Strategies    appreciation;        companies
              no                                          Dividend
              consideration        Approximate Number     Frequency
              is given to          of Holdings            At least annually
              income               40

              Fund
              Category
              Sector-Related
               Stocks

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies which utilize new, creative or different, or "innovative," technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Fund identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies), and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale and or/service of technological products. Although the Fund emphasizes companies which utilize technologies, it is not required to invest exclusively in companies in a particular business sector or industry.

             The portfolio manager selects stocks for the Fund using a
            "growth" style. The portfolio manager seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

             Although the Fund invests principally in common stocks, the Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest a substantial portion of its assets in the securities of smaller capitalization companies. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:
Principal Risks

                . Market Risk          . Smaller              . Currency
                . Issuer Risk            Company Risk           Risk
                . Focused              . Liquidity            . Credit Risk
                  Investment Risk        Risk                 . Management
                . Growth               . Foreign                Risk
                  Securities Risk        Investment Risk

                                       . Technology
                                         Related Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (4/8/98), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table show performance of the Fund's Class A shares, which are offered in a different prospectus. The prior Class A performance has been adjusted to reflect that there are no sales charges (loads) paid by Class D shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements.
            Past performance is no guarantee of future results.

15 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class D


                                                           More Recent Return
                                                           Information
                                                           --------------------

                                                           1/1/00 - 9/30/00
                                                                    21.28%

                                                           Highest and Lowest
                                                           Quarter Returns
                                                           (for periods shown
                                                           in the bar chart)
                                                           --------------------
                                                           Highest (10/1/99-
                                                           12/31/99)     80.23%
                                                           --------------------
                                                           Lowest (1/1/97-
                                                           3/31/97)     -12.56%

                                    [GRAPH]

                                 Annual Return

                   95        96        97        98        99
                45.33%    23.60%     9.03%    79.65%   140.42%


                   Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                          Fund Inception
                                                          1 Year  5 Years (12/22/94)(/3/)
            -----------------------------------------------------------------------------
         Class D                                          140.42%  53.27% 52.89%
            -----------------------------------------------------------------------------
         S&P 500 Index(/1/)                                21.04%  28.56% 28.56%
            -----------------------------------------------------------------------------
         Lipper Science and Technology Fund Average(/2/)  135.19%  41.03% 41.03%
            -----------------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Science and Technology Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in science and technology stocks. It does not take into account sales charges.
            (3) The Fund began operations on 12/22/94. Index comparisons begin on 12/31/94.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expenses
            --------------------------------------------------------------------
         Class D   0.65%      0.25%               0.40%           1.30%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total
                Administrative Fees paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
                "Management of the Funds--Administrative Fees" for details.
                The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD").
                To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                   Year 1     Year 3              Year 5          Year 10
            --------------------------------------------------------------------
         Class D   $132       $412                $713            $1,568
            --------------------------------------------------------------------

                                                                   Prospectus 16

            PIMCO Mid-Cap Fund

--------------------------------------------------------------------------------

Principal     Investment         Fund Focus               Approximate Capitalization Range
Investments   Objective          Medium                   More than $500
and           Seeks growth of    capitalization           million (excluding
Strategies    capital            common stocks            the largest 200
                                                          companies)
              Fund               Approximate Number
              Category           of Holdings              Dividend Frequency
              Blend Stocks       60-100                   At least annually



            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with medium market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

             In making investment decisions for the Fund, the portfolio management team considers companies in the U.S. market with market capitalizations of more than $500 million, but excluding the 200 largest capitalization companies. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analyses of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

             The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team looks to sell a stock when it falls below the median ranking, has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk           .Growth                .Focused
              .Issuer Risk           Securities Risk        Investment Risk
              .Value Securities      .Smaller Company       .Credit Risk
              Risk                   Risk                   .Management
                                                            Risk

                                     .Liquidity Risk
            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance Information
            The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (4/8/98), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

17 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class D


                                                           More Recent Return
                                                           Information
                                                           --------------------
                                                           1/1/00 - 9/30/00

                                                                    27.79%

                                                           Highest and Lowest
                                                           Quarter Returns
                                                           (for periods shown
                                                           in the bar chart)
                                                           --------------------
                                                           Highest (10/1/99-
                                                           12/31/99)
                                                                         22.91%
                                                           --------------------
                                                           Lowest (7/1/98-
                                                           9/30/98)
                                                                        -14.46%

                                    [GRAPH]

                                 Annual Return

           92      93      94      95      96      97      98      99
         8.75%  15.32%  -2.76%  36.76%  22.87%  33.65%   7.80%  12.52%

                   Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                Fund Inception
                                                 1 Year 5 Years (8/26/91)(/3/)
            ------------------------------------------------------------------
         Class D                                 12.52% 22.19%  17.16%
            ------------------------------------------------------------------
         Russell Mid-Cap Index(/1/)              18.23% 21.85%  17.31%
            ------------------------------------------------------------------
         Lipper Mid-Cap Core Funds Average(/2/)  29.16% 21.12%  16.55%
            ------------------------------------------------------------------

            (1) The Russell Mid-Cap Index is an unmanaged index of middle capitalization U.S. stocks. It is not possible to invest directly in the index.
            (2) The Lipper Mid-Cap Core Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
            (3) The Fund began operations on 8/26/91. Index comparisons begin on 8/31/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expenses
            --------------------------------------------------------------------
         Class D   0.45%      0.25%               0.41%           1.11%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total
                Administrative Fees paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
                "Management of the Funds--Administrative Fees" for details.
                The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD").
                To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees and 0.01% in other expenses attributable to the class during the most recent fiscal year.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                   Year 1     Year 3              Year 5          Year 10
            --------------------------------------------------------------------
         Class D   $113       $353                $612            $1,352
            --------------------------------------------------------------------

                                                                   Prospectus 18

            PIMCO Renaissance Fund

--------------------------------------------------------------------------------

Principal     Investment           Fund Focus             Approximate Capitalization Range
Investments   Objective            Undervalued            All capitalizations
and           Seeks long-term      stocks with
Strategies    growth of            improving
              capital and          business
              income               fundamentals

              Fund Category        Approximate Number of Holdings
                                                          Dividend Frequency
              Value Stocks         50-80                  At least annually

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) stocks.

             The portfolio manager selects stocks for the Fund using a "value"
            style. The portfolio manager invests primarily in common stocks of companies having below-average valuations whose business fundamentals, such as market share, strength of management and competitive position, are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell a stock when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

             The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs).

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal Risks
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

              .Market Risk           .Foreign Investment Risk
                                                            .Credit Risk
              .Issuer Risk           .Currency Risk         .Management Risk
              .Value Securities Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (4/8/98), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table show performance of the Fund's Class C shares, which are offered in a different prospectus. The prior Class C performance has been adjusted to reflect that there are no sales charges (loads) and lower distribution and/or service (12b-1) fees paid by Class D shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

             The Average Annual Total Returns table also shows estimated historical performance for Class D shares. Prior to the inception of Class D shares (4/8/98), the performance is based on the performance of the Fund's Class C shares, adjusted to reflect that there are no sales charges and lower distribution and/or service (12b-1) fees paid by Class D shares. Prior to May 7, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

19 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class D


                                                           More Recent Return
                                                           Information
                                                           --------------------

                                                           1/1/00 -
                                                            9/30/00 18.52%

                                                           Highest and Lowest
                                                           Quarter Returns
                                                           (for periods shown
                                                           in the bar chart)
                                                           --------------------
                                                           Highest (10/1/98-
                                                           12/31/98)     18.65%
                                                           --------------------
                                                           Lowest (7/1/98-
                                                           9/30/98)     -16.60%

                                    [GRAPH]

                                 Annual Return

    90      91      92      93      94      95      96      97      98      99
-14.82%  34.22%   8.58%  22.13%  -4.34%  28.55%  25.32%  35.89%  11.66%   9.90%

                  Calendar Year End (through 12/31/99)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                Fund Inception
                                       1 Year  5 Years 10 Years (4/18/88)(/3/)
            ------------------------------------------------------------------
         Class D                       9.90%   21.86%  14.57%   14.01%
            ------------------------------------------------------------------
         Russell Mid-Cap Value
          Index(/1/)                   - 0.10% 18.00%  13.81%   14.53%
            ------------------------------------------------------------------
         Lipper Multi-Cap Value Funds
          Average(/2/)                 6.69%   18.32%  13.11%   13.67%
            ------------------------------------------------------------------

            (1) The Russell Mid-Cap Value Index is an unmanaged index that measures the performance of medium capitalization companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index. The Mid-Cap Value Index replaced the Russell 1000 Value Index (an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have less than average growth orientation) and the S&P 500 Index (an unmanaged index of large capitalization common stocks) as one of the Fund's comparative indexes because PIMCO Advisors believes the Russell Mid-Cap Value Index is more representative of the Fund's investment strategies. For periods ended December 31, 1999, the 1 Year, 5 Years, 10 Years and Fund Inception average annual total returns of the Russell 1000 Value Index were 7.34%, 23.08%, 15.60% and 15.38%, respectively, and of the S&P 500 Index were 21.04%, 28.56%, 18.21% and 19.06%, respectively. It is not possible to invest directly in the index.
            (2) The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.
            (3) The Fund began operations on 4/18/88. Index comparisons begin on 4/30/88.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expenses
            --------------------------------------------------------------------
         Class D   0.60%      0.25%               0.40%           1.25%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total
                Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
                "Management of the Funds-- Administrative Fees" for details.
                The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD").
                To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                   Year 1     Year 3              Year 5          Year 10
            --------------------------------------------------------------------
         Class D   $127       $397                $686            $1,511
            --------------------------------------------------------------------

                                                                   Prospectus 20

            PIMCO Select Growth Fund

--------------------------------------------------------------------------------

Principal     Investment          Fund Focus              Approximate
Investments   Objective           Larger capitalization   Capitalization Range
and           Seeks long-term     common stocks           At least
Strategies    growth of                                   $10 billion
              capital; income     Approximate Number
              is an incidental    of Holdings             Dividend Frequency
              consideration       15-25                   At least annually

              Fund Category
              Growth Stocks

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of at least $10 billion at the time of investment. The Fund normally invests in the securities of 15 to 25 issuers.

             The portfolio manager selects stocks for the Fund using a
            "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

             The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 25% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal Risks
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

                .Market Risk        .Focused Investment Risk  .Currency Risk
                .Issuer Risk        .Growth Securities Risk   .Credit Risk
                .Technology Related .Foreign Investment Risk  .Management Risk
                 Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class
            D shares during the periods shown. Although Class D and Institutional Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class performance because of the higher expenses paid by Class D shares.

            The Average Annual Total Returns table also shows estimated historical performance for Class D shares. The estimated Class D performance is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class D shares.

            The performance information on the next page for periods prior to April 1, 2000 reflects the Fund's advisory fee rate in effect prior to that date (0.57% per annum); these results would have been lower had the Fund's current advisory fee rate (0.60% per annum) then been in effect. Prior to July 1, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. In addition, the Fund changed its investment objective and policies on April 1, 2000; the performance results shown on the next page would not necessarily have been achieved had the Fund's current objective and policies then been in effect. Past performance is no guarantee of future results.

21 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Institutional Class


                                                            More Recent Return
                                                            Information
                                                            --------------------

                                                            1/1/00 -
                                                             9/30/00 16.44%
                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (10/1/98-
                                                            12/31/98)     24.90%
                                                            --------------------
                                                            Lowest (7/1/98-
                                                            9/30/98)     -11.38%

                                    [GRAPH]

                                 Annual Return

                   95        96        97        98        99
                27.96%    17.95%    25.32%    41.06%    24.27%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                    Fund Inception
                                                     1 Year 5 Years (12/28/94)(/3/)
            -----------------------------------------------------------------------
         Institutional Class                         24.27% 27.09%  27.06%
            -----------------------------------------------------------------------
         Class D                                     23.78% 26.59%  26.57%
            -----------------------------------------------------------------------
         S&P 500 Index(/1/)                          21.04% 28.56%  28.56%
            -----------------------------------------------------------------------
         Lipper Large-Cap Growth Funds Average(/2/)  40.54% 29.41%  29.41%
            -----------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
            (3) The Fund began operations on 12/28/94. Index comparisons begin on 12/31/94.

--------------------------------------------------------------------------------
Fees and
Expenses    These tables describe the fees and expenses you may pay if you buy
of the      and hold Class D shares of the Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                            Distribution                    Total Annual
                  Advisory  and/or Service    Other         Fund Operating
                  Fees(/1/) (12b-1) Fees(/2/) Expenses(/3/) Expenses
            ------------------------------------------------------------------
         Class D  0.60      0.25%             0.40%         1.25%
            ------------------------------------------------------------------
            (1) On April 1, 2000, the Fund's advisory fee rate increased by
                0.03%, to 0.60% per annum.
            (2) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the
                requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total
                Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25%
                authorized under the plan is paid under the plan. Please see
                "Management of the Funds--Administrative Fees" for details.
                The Fund intends to treat any fees paid under the plan as
                "service fees" for purposes of applicable rules of the
                National Association of Securities Dealers, Inc. (the "NASD").
                To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic
                equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (3) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                  Year 1    Year 3            Year 5        Year 10
            ------------------------------------------------------------------
         Class D  $127      $397              $686          $1,511
            ------------------------------------------------------------------

                                                                   Prospectus 22

            PIMCO Allianz Select International Fund

--------------------------------------------------------------------------------

Principal     Investment           Fund                   Approximate
Investments   Objective            Focus                  Capitalization
and           Seeks capital        Common stocks of       Range
Strategies    appreciation         non-U.S. issuers       More than $1 billion

              Fund                 Approximate Number     Dividend
              Category             of Holdings            Frequency
              International        30-60                  At least
              Stocks                                      annually

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in an international portfolio of common stocks and other equity securities of companies located outside of the United States. Although the Fund normally invests in issuers from at least five different countries, it may at times invest in fewer than five countries, or even a single country. The Fund typically invests in approximately 30 to 60 stocks. Although the Fund invests primarily in developed market countries, it may also invest in developing, or "emerging," markets. The Fund has no other limits on geographic asset distribution and may invest in any foreign securities market in the world. The Fund may also invest in securities of foreign issuers traded on U.S. securities markets, but will normally not invest in U.S. issuers. The Fund invests most of its assets in foreign securities which trade in currencies other than the U.S. dollar and may invest directly in foreign currencies.

             The portfolio manager selects securities for the Fund using a research-driven "bottom-up" approach that seeks to utilize the Sub-Adviser's global research capabilities to identify companies with above-average long-term growth prospects and attractive valuations and that possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The portfolio manager seeks to select those stocks with the best long-term performance expectations, using a broad range of company fundamentals, such as long-term growth prospects, price-to-earnings ratios and other valuation measures, dividend and profit growth, balance sheet strength and return on assets. The portfolio managers sell stocks in order to adjust or rebalance the Fund's portfolio and to replace companies with weakening fundamentals.

             The Fund may invest a portion of its assets in the securities of small and medium capitalization companies. The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts), primarily for portfolio management and hedging purposes. The Fund may to a limited degree invest in equity securities other than common stocks (such as equity-linked securities, preferred stocks and convertible securities) and may invest up to 10% of its assets in other investment companies. In response to unfavorable market and other conditions, the Funds may make temporary investments of some or all of its assets in foreign and domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------

Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

           .  Foreign      .  Growth Securities Risk .  Focused Investment Risk
              Investment
              Risk
           .  Emerging     .  Value Securities Risk  .  Leveraging Risk
              Market Risk
           .  Currency     .  Smaller Company Risk   .  Credit Risk
              Risk
           .  Market Risk  .  Liquidity Risk         .  Management Risk
           .  Issuer Risk  .  Derivatives Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------

Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table shows performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class D shares during the periods shown. Although Class D and Institutional Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class performance because of the higher expenses paid by Class D shares.

            The Average Annual Total Returns table also shows estimated historical performance for Class D shares. The estimated Class D performance is based on performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class D shares.

23 PIMCO Funds: Multi-Manager Series

            The performance information for periods prior to May 8, 2000 reflects the Fund's advisory fee rate in effect prior to that date (0.85% per annum), which is lower than the current rate (0.75% per annum). Prior to November 1, 2000, the Fund had different sub-advisers and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. In addition, the Fund changed its investment objective and policies on November 1, 2000; the performance results shown on the next page would not necessarily have been achieved had the Fund's current objective and policies then been in effect. Past performance is no guarantee of future results.

            Calendar Year Total Returns -- Institutional Class

                                                           More Recent Return
                                                           Information
                                                           --------------------
                                                           1/1/00- 9/30/00
                                                                        -14.71%

                                                           Highest and Lowest
                                                           Quarter Returns

                                                           (for periods shown
                                                           in the bar chart)
                                                           --------------------

                                                           Highest (10/1/99-
                                                           12/31/99)     47.11%
                                                           --------------------

                                                           Lowest (7/1/98-
                                                           9/30/98)     -17.78%


                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                  Fund Inception
                                                    1 Year        (12/31/97)(/3/)
            ---------------------------------------------------------------------
         Institutional Class                        109.71%       70.98%
            ---------------------------------------------------------------------
         Class D                                    108.72%       70.32%
            ---------------------------------------------------------------------
         MSCI EAFE Index(/1/)                        27.30%       23.77%
            ---------------------------------------------------------------------
         Lipper International Fund Average(/2/)      40.76%       25.87%
            ---------------------------------------------------------------------

            (1) The Morgan Stanley Capital International EAFE (Europe,
                Australia, Far East) ("MSCI EAFE") Index is a widely recognized, unmanaged index of issuers in countries of Europe, Australia and the Far East. It is not possible to invest directly in the index.

            (2) The Lipper International Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest their assets in securities whose primary trading markets are outside of the United States. It does not take into account sales charges.

            (3) The Fund began operations on 12/31/97. Index comparisons begin on 12/31/97.

--------------------------------------------------------------------------------

Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                            Distribution                    Total Annual
                  Advisory  and/or Service    Other         Fund Operating
                  Fees(/1/) (12b-1) Fees(/2/) Expenses(/3/) Expenses
            ------------------------------------------------------------------
         Class D  0.75%     0.25%             0.70%         1.70%
            ------------------------------------------------------------------

            (1) On May 8, 2000, the Fund's advisory fee rate decreased by
                0.10%, to 0.75% per annum.
            (2) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total
                Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.95% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
                "Management of the Funds--Administrative Fees" for details.
                The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD").
                To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (3) Other Expenses reflects the portion of the Administrative Fee paid by the class that its not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                  Year 1    Year 3            Year 5        Year 10
            ------------------------------------------------------------------
         Class D  $173      $536              $923          $2,009
            ------------------------------------------------------------------

                                                                   Prospectus 24

            PIMCO Target Fund

--------------------------------------------------------------------------------

Principal     Investment          Fund Focus            Approximate
Investments   Objective           Medium                Capitalization
and           Seeks capital       capitalization        Range
Strategies    appreciation; no    common stocks         Between $1
              consideration is                          billion and $10
              given to income                           billion

              Fund Category       Approximate           Dividend
              Growth Stocks       Number of             Frequency
                                  Holdings              At least annually
                                  40-60

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of between $1 billion and $10 billion at the time of investment.

             The portfolio managers select stocks for the Fund using a
            "growth" style. The portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio managers believe that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

             The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Market Risk          . Liquidity Risk         . Focused
              . Issuer Risk          . Foreign Investment       Investment Risk
                                       Risk                   . Credit Risk
              . Growth Securities
                Risk                 . Currency Risk          . Management
              . Smaller Company Risk . Technology Related       Risk
                                       Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Class A shares, which are offered in a different prospectus. This is because the Fund did not offer Class D shares during the periods listed. Although Class D and Class A shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class D performance would be higher than Class A performance because Class D shares do not pay any sales charges (loads). The Class A performance in the bar chart and the information to its right do not reflect the impact of sales charges. If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges.

            The Average Annual Total Returns table also shows estimated historical performance for Class D shares based on the performance of the Fund's Class A shares, adjusted to reflect that there are no sales charges paid by Class D shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.
25 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class A


                                    [GRAPH]

                                 Annual Return

                           1993              24.52%
                           1994               3.09%
                           1995              30.31%
                           1996              15.68%
                           1997              15.44%
                           1998              23.27%
                           1999              66.25%


                  Calendar Year End (through 12/31/99)

                                                           More Recent Return
                                                           Information
                                                           --------------------

                                                           1/1/00 -
                                                            9/30/00 40.50%

                                                           Highest and Lowest
                                                           Quarter Returns
                                                           (for periods shown
                                                           in the bar chart)
                                                           --------------------
                                                           Highest (10/1/99-
                                                           12/31/99)     53.05%
                                                           --------------------
                                                           Lowest (7/1/98-
                                                           9/30/98)     -13.15%

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                 Fund Inception
                                          1 Year     5 Years     (12/17/92)(/3/)
            --------------------------------------------------------------------
         Class A                          57.10%     28.28%      24.13%
            --------------------------------------------------------------------
         Class D                          66.25%     29.74%      25.13%
            --------------------------------------------------------------------
         S&P Mid-Cap 400 Index(/1/)       14.73%     23.05%      17.55%
            --------------------------------------------------------------------
         Lipper Multi-Cap Growth Funds
          Average(/2/)                    57.98%     28.51%      20.93%
            --------------------------------------------------------------------

            (1) The S&P Mid-Cap 400 Index is an unmanaged index of middle capitalization U.S. stocks. It is not possible to invest directly in the index.
            (2) The Lipper Multi-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.
            (3) The Fund began operations on 12/17/92. Index comparisons begin on 12/31/92.

--------------------------------------------------------------------------------
Fees and
Expenses
of the      These tables describe the fees and expenses you may pay if you buy
Fund        and hold Class D shares of the Fund:

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expenses
            --------------------------------------------------------------------
         Class D   0.55%      0.25%               0.40%           1.20%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total
                Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
                "Management of the Funds-- Administrative Fees" for details.
                The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD").
                To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                   Year 1     Year 3              Year 5          Year 10
            --------------------------------------------------------------------
         Class D   $122       $381                $660            $1,455
            --------------------------------------------------------------------

                                                                  Prospectus  26

            PIMCO Tax-Efficient Equity Fund

--------------------------------------------------------------------------------

Principal     Investment         Fund Focus               Approximate Capitalization Range
Investments   Objective          A portion of the         More than $5 billion
and           Seeks maximum      common stocks
Strategies    after-tax          represented in the S&P   Dividend Frequency
              growth of          500 Index                At least annually
              capital
                                 Approximate Number
              Fund               of Holdings
              Category           More than
              Enhanced Index     200

            The Fund attempts to provide a total return which exceeds the return of the S&P 500 Index by investing in a broadly diversified portfolio of at least 200 common stocks. The Fund also attempts to achieve higher after-tax returns for its shareholders by using a variety of tax-efficient management strategies.

             The Fund seeks to achieve its investment objective by normally investing at least 95% of its assets in stocks represented in the S&P 500 Index. The Fund's portfolio is designed to have certain characteristics that are similar to those of the index, including such measures as dividend yield, P/E ratio, relative volatility, economic sector exposure, return on equity and market price-to-book value ratio. The Fund's return is intended to correlate highly with the return of the S&P 500 Index, but the portfolio managers attempt to produce a higher total return than the index by selecting a portion of the stocks represented in the index using the quantitative techniques described below. The portfolio managers also use these techniques to make sell decisions. Notwithstanding these strategies, there is no assurance that the Fund's investment performance will equal or exceed that of the S&P 500 Index.

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

             Quantitative Techniques. The portfolio managers use a proprietary quantitative model that ranks companies based on long-term (5-10 years) price appreciation potential. They analyze factors such as growth of sustainable earnings and dividend behavior. Stocks in the top 50% of the model's ranking are considered for purchase by the Fund. The Fund looks to sell stocks selected from the bottom 20% of the model's ranking based on cost, current market value and anticipated benefit of replacement. The portfolio managers' sell discipline also focuses on reducing realized capital gains as indicated below.

             Tax-Efficient Strategies. The portfolio managers utilize a range of active tax management strategies designed to minimize the Fund's taxable distributions, including low portfolio turnover and favoring investments in low-dividend, growth-oriented companies. The portfolio managers also identify specific shares of stock to be sold that have the lowest tax cost. When prudent, stocks are also sold to realize capital losses in order to offset realized capital gains. In limited circumstances, the Fund may also distribute appreciated securities to shareholders to meet redemption requests so as to avoid realizing capital gains. Despite the use of these tax-efficient strategies, the Fund may realize gains and shareholders will incur tax liability from time to time.

--------------------------------------------------------------------------------
Principal Risks
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

              . Market Risk          . Growth Securities Risk
                                                            . Credit Risk
              . Issuer Risk          . Leveraging Risk      . Management Risk
              . Value Securities Risk. Focused Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Past performance is no guarantee of future results.

27 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class D


                                                           More Recent Return
                                                           Information
                                                           --------------------

                                                           1/1/00 - 9/30/00
                                                           -2.67%

                                                           Highest and Lowest
                                                           Quarter Returns
                                                           (for periods shown
                                                           in the bar chart)
                                                           --------------------
                                                           Highest (10/1/99-
                                                           12/31/99)     14.90%
                                                           --------------------
                                                           Lowest (07/01/99-
                                                           09/30/99)     -7.33%

                                    [GRAPH]

                                 Annual Return

                                       99
                                    17.19%

                   Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                   Fund Inception
                                                      1 Year       (7/10/98)(/3/)
            ---------------------------------------------------------------------
         Class D                                      17.19%       15.30%
            ---------------------------------------------------------------------
         S&P 500 Index(/1/)                           21.04%       20.42%
            ---------------------------------------------------------------------
         Lipper Large-Cap Core Funds Average(/2/)     22.77%       20.65%
            ---------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
            (3) The Fund began operations on 7/10/98. Index comparisons begin on 6/30/98.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expenses
            --------------------------------------------------------------------
         Class D   0.45%      0.25%               0.41%           1.11%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total
                Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
                "Management of the Funds--Administrative Fees" for details.
                The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD").
                To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees and 0.01% in other expenses attributable to that class during the most recent fiscal year.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                   Year 1     Year 3              Year 5          Year 10
            --------------------------------------------------------------------
         Class D   $113       $353                $612            $1,352
            --------------------------------------------------------------------

                                                                   Prospectus 28

            PIMCO Value Fund

--------------------------------------------------------------------------------

Principal     Investment Objective Fund Focus             Approximate Capitalization Range
Investments   Seeks long-term      Undervalued larger     More than $5 billion
and           growth of            capitalization
Strategies    capital and          stocks with improving
              income               business
                                   fundamentals

              Fund Category        Approximate Number of Holdings
                                                          Dividend Frequency
              Value Stocks         40                     At least annually

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $5 billion at the time of investment and below-average valuations whose business fundamentals are expected to improve. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

             The portfolio manager selects stocks for the Fund using a "value"
            style. The portfolio manager invests primarily in stocks of companies having below-average valuations whose business fundamentals are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell a stock when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

             The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADR's). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal Risks
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

              . Market Risk        . Foreign Investment     . Credit Risk
              . Issuer Risk        Risk                     . Management Risk
              . Value Securities   . Currency Risk
              Risk
                                   .Focused Investment
                                   Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (4/8/98), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class D shares. Prior to May 8, 2000, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements.
            Past performance is no guarantee of future results.

29 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns --  Class D


                                                           More Recent Return
                                                           Information
                                                           --------------------

                                                           1/1/00 -
                                                            9/30/00 12.80%

                                                           Highest and Lowest
                                                           Quarter Returns
                                                           (for periods shown
                                                           in the bar chart)
                                                           --------------------
                                                           Highest (4/1/99-
                                                           6/30/99)      17.76%
                                                           --------------------
                                                           Lowest (7/1/98-
                                                           9/30/98)     -13.27%

                                    [GRAPH]

                                 Annual Return

           92      93      94      95      96      97      98      99
        12.70%  15.95%  -4.45%  38.37%  19.87%  25.71%   9.86%   3.88%

                   Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                 Fund Inception
                                          1 Year     5 Years     (12/30/91)(/3/)
            --------------------------------------------------------------------
         Class D                          3.88%      18.93%      14.67%
            --------------------------------------------------------------------
         Russell 1000 Value Index(/1/)    7.34%      23.08%      17.85%
            --------------------------------------------------------------------
         Lipper Multi-Cap Value Funds
          Average(/2/)                    6.69%      18.32%      14.24%
            --------------------------------------------------------------------

            (1) The Russell 1000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have less than average growth orientation. It is not possible to invest directly in the index. The Russell 1000 Value Index replaced the S&P 500 Index (an unmanaged index of large capitalization common stocks) as the Fund's comparative index because PIMCO Advisors believes that the Russell 1000 Value Index is more representative of the Fund's investment strategies. For periods ended December 31, 1999, the 1 Year, 5 Year and Fund Inception average annual total returns of the S&P 500 Index were 21.04%, 28.56% and 19.70%, respectively.
            (2) The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest in companies with a variety of capitalization ranges, without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.
            (3) The Fund began operations on 12/30/91. Fund comparisons begin on 12/31/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expenses
            --------------------------------------------------------------------
         Class D   0.45%      0.25%               0.41%           1.11%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total
                Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
                "Management of the Funds--Administrative Fees" for details.
                The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD").
                To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees and 0.01% in other expenses attributable to the class during the most recent fiscal year.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                   Year 1     Year 3              Year 5          Year 10
            --------------------------------------------------------------------
         Class D   $113       $353                $612            $1,352
            --------------------------------------------------------------------

                                                                   Prospectus 30

            Summary of Principal Risks

            The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective.

Market      The market price of securities owned by a Fund may go up or down,
Risk        sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio will decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer      The value of a security may decline for a number of reasons which
Risk        directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Value
Securities  Each Fund may invest in companies that may not be expected to
Risk experience significant earnings growth, but whose securities its portfolio manager believes are selling at a price lower than their true value. The Capital Appreciation, Equity Income, Growth & Income, Mid-Cap, Renaissance, Allianz Select International, Tax-Efficient Equity and Value Funds may place particular emphasis on value securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Growth
Securities  Each Fund may invest in equity securities of companies that its
Risk portfolio manager believes will experience relatively rapid earnings growth. The Capital Appreciation, Global Innovation, Growth, Growth & Income, Innovation, Mid-Cap, Select Growth, Allianz Select International, Target and Tax-Efficient Equity Funds may place particular emphasis on growth securities. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller
Company     The general risks associated with equity securities and liquidity
Risk        risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity.
            The Global Innovation and Innovation Funds generally have substantial exposure to this risk. The Growth & Income, Mid-Cap, Allianz Select International and Target Funds have significant exposure to this risk because they invest primarily in companies with medium-sized market capitalizations, which are smaller and generally less-seasoned than the largest companies.

IPO Risk

            The Funds, particularly the Global Innovation Fund, may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund

31 PIMCO Funds: Multi-Manager Series
            may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Liquidity   All of the Funds are subject to liquidity risk. Liquidity risk
Risk        exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives
Risk All Funds except the Capital Appreciation and Mid-Cap Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Sector      In addition to other risks, Funds that invest a substantial
Specific    portion of their assets in related industries (or "sectors") may
Risks       have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

            Technology Related Risk. Because the Global Innovation and Innovation Funds concentrate their investments in companies which utilize innovative technologies, they are subject to risks particularly affecting those companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories. Other Funds may also be subject to these risks to the extent they invest their assets in technology or technology-related companies.

Foreign
(non-       A Fund that invests in foreign securities, and particularly the
U.S.)       Global Innovation and Allianz Select International Funds, may
Investment  experience more rapid and extreme changes in value than Funds that
Risk        invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.
            Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers.
            Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that a Fund, such as the Global Innovation or Allianz
            Select International Fund, invest a significant portion of their assets in a narrowly defined area such as Europe, Asia or South
            America, the Fund will generally have more exposure to regional economic risks associated with foreign investments. Adverse developments in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.

                                                                   Prospectus 32

Emerging
Markets     Foreign investment risk may be particularly high to the extent
Risk        that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. The Global Innovation and Allianz Select International Funds may invest a significant portion of their assets in emerging markets securities. In addition, the risks associated with investing in a narrowly defined geographic area (discussed above under "Foreign (non-U.S.)
            Investment Risk") are generally more pronounced with respect to investments in emerging market countries.

Currency
Risk Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Global Innovation and Allianz Select International Funds are particularly sensitive to Currency Risk. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Focused
Investment  Focusing Fund investments in a small number of issuers, industries
Risk or foreign currencies or regions increases risk. Funds, such as the Select Growth Fund, that are "non-diversified" because they invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks. The Global Innovation and Allianz Select International Funds may be subject to increased risk to the extent that they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the U.S., because companies in these areas may share common characteristics and are often subject to similar business risks and regulatory burdens, and their securities may react similarly to economic, market, political or other developments. Similarly, the Global Innovation and Innovation Funds are vulnerable to events affecting companies which use innovative technologies to gain a strategic, competitive advantage in their industry and companies that provide and service those technologies because these Funds normally "concentrate" their investments in those companies. Also, the Funds may from time to time have greater risk to the extent they invest a substantial portion of their assets in companies in related industries such as "technology" or "financial and business services," which may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to economic, market, political or other developments.

Leveraging
Risk Leverage, including borrowing, will cause the value of a Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The Funds, and in particular the Global Innovation and Tax-Efficient Equity Funds, may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Interest    To the extent that Funds purchase fixed income securities for
Rate Risk   investment or defensive purposes, they will be subject to interest rate risk, a market risk relating to investments in fixed income securities such as bonds and notes. The Growth & Income Fund is particularly sensitive to this risk because it may invest in interest rate sensitive securities such as corporate bonds.

             As interest rates rise, the value of fixed income securities in a
            Fund's portfolio are likely to decrease. Securities with longer "durations" (defined below) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. Generally, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

33 PIMCO Funds: Multi-Manager Series

Credit      All of the Funds are subject to credit risk. This is the risk that
Risk        the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

High
Yield       Funds that invest in high yield securities and unrated securities
Risk        of similar quality (commonly known as "junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. The Growth & Income
            Fund is particularly susceptible to this risk. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund's ability to sell them .

Management  Each Fund is subject to management risk because it is an actively
Risk managed investment portfolio. PIMCO Advisors, the Sub-Advisers and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

            Management of the Funds

Investment  PIMCO Advisors serves as the investment adviser and the
Adviser     administrator (serving in its capacity as administrator, the
and Ad-     "Administrator") for the Funds. Subject to the supervision of the ministrator Board of Trustees, PIMCO Advisors is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.

             PIMCO Advisors is located at 800 Newport Center Drive, Newport
            Beach, California 92660. Organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of September 30, 2000, PIMCO Advisors and its subsidiary partnerships had approximately $272 billion in assets under management.

             PIMCO Advisors has retained investment management firms ("Sub-
            Advisers") to manage the investments of the Capital Appreciation, Mid-Cap, Allianz Select International and Tax-Efficient Equity Funds. The PIMCO Equity Advisors division of PIMCO Advisors manages the investments of the Equity Income, Global Innovation, Growth, Growth & Income, Innovation, Renaissance, Select Growth, Target and Value Funds. (PIMCO Equity Advisors is also referred to as a "Sub-Adviser" in this capacity.) See "Sub-Advisers" below.

             PIMCO Advisors has retained its affiliate, Pacific Investment
            Management Company LLC ("Pacific Investment Management Company"), to provide various administrative and other services required by the Funds in its capacity as sub-administrator. PIMCO Advisors and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory    Each Fund pays PIMCO Advisors fees in return for providing or
Fees        arranging for the provision of investment advisory services. In the case of Funds for which PIMCO Advisors has retained a separate
            Sub-Adviser, PIMCO Advisors (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.
                                                                   Prospectus 34

             For the fiscal year ended June 30, 2000, the Funds paid monthly advisory fees to PIMCO Advisors at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):


         Fund                                                Advisory Fees
            --------------------------------------------------------------
         Capital Appreciation, Equity Income, Mid-Cap, Tax-
          Efficient Equity and Value Funds                       0.45%
         Growth Fund                                             0.50%
         Target Fund                                             0.55%
         Renaissance and Select Growth Funds                     0.60%*
         Growth & Income Fund                                    0.63%*
         Innovation Fund                                         0.65%
         Allianz Select International Fund                       0.75%*

            * On April 1, 2000, the advisory fee rate for the Select Growth Fund increased from 0.57% to 0.60% per annum. On May 8, 2000, the advisory fee rate for the Allianz Select International Fund decreased from 0.85% to 0.75% per annum. On August 1, 2000, the advisory fee rate for the Growth & Income Fund decreased from 0.63% to 0.60% per annum.

             The Global Innovation Fund was not operational during the entire fiscal year ended June 30, 2000. The annual investment advisory fee rate payable by this Fund is 1.00% (stated as a percentage of the average daily net assets of the Fund).

Administrative
Fees

            Each Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Class D shareholders of each Fund pay an administrative fee to PIMCO Advisors, computed as a percentage of the Fund's assets attributable in the aggregate to Class D shares. PIMCO Advisors, in turn, provides or procures administrative services for Class D shareholders and also bears the costs of most third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Class D shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust's disinterested Trustees.

             PIMCO Advisors or an affiliate may pay financial service firms a portion of the Class D administrative fees in return for the firms' services (normally not to exceed an annual rate of 0.35% of a Fund's average daily net assets attributable to Class D shares purchased through such firms).

             Class D shareholders of the Funds pay PIMCO Advisors monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class D shares):


         Fund                                           Administrative Fees*
            ----------------------------------------------------------------
         Capital Appreciation, Equity Income, Growth,
          Innovation, Mid-Cap, Renaissance, Select
          Growth, Target, Tax-Efficient Equity and
          Value Funds                                           0.65%
         Growth & Income Fund                                   0.75%
         Global Innovation Fund                                 0.85%
         Allianz Select International Fund                      0.95%

             *As described below under "12b-1 Plan for Class D Shares," the administration agreement includes a plan adopted in conformity with Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") which provides for the payment of up to 0.25% of the 0.65% (0.75% for the Growth & Income Fund, 0.85% for the Global Innovation Fund and 0.95% for the Allianz Select International
             Fund) Administrative Fee as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. In the Fund Summaries above, the "Annual Fund Operating Expenses" table provided under "Fees and Expenses of the Fund" for each Fund shows the 0.65% (0.75% for the Growth & Income Fund, 0.85% for the Global Innovation Fund and 0.95% for the Allianz Select International Fund) Administrative Fee rate under two separate columns entitled "Distribution and/or Service (12b-1) Fees" (0.25%) and "Other Expenses" (0.40%) (0.50% for the Growth & Income Fund, 0.60% for the Global Innovation Fund and 0.70% for the Select International Fund).

12b-1
Plan for    The Funds' administration agreement includes a plan for Class D
Class D     shares that has been adopted in conformity with the requirements
Shares      set forth in Rule 12b-1 under the 1940 Act. The plan provides that up to 0.25% per annum of the Class D administrative fees paid under the administration agreement may represent reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution of Class D shares and/or the provision of shareholder services. Because 12b-1 fees would be paid out of a Fund's Class D share assets on an ongoing basis, over time these fees would increase the cost of your investment in Class D shares and may cost you more than other types of sales charges.

35 PIMCO Funds: Multi-Manager Series

Sub-        Each Sub-Adviser has full investment discretion and makes all
Advisers    determinations with respect to the investment of a Fund's assets.
            The following provides summary information about each Sub-Adviser, including the Fund(s) it manages.


         Sub-Adviser*                 Funds
            -------------------------------------------------------------------------------------------------------------
         PIMCO Equity Advisors        Equity Income, Global Innovation, Growth, Growth & Income, Innovation, Renaissance,
         division of PIMCO Advisors   Select Growth, Target and Value
         ("PIMCO Equity Advisors")
         1345 Avenue of the
         Americas, 50th Floor
         New York, NY 10105

            -------------------------------------------------------------------------------------------------------------
         PIMCO/Allianz International  Allianz Select International
         Advisors LLC ("PAIA")
         1345 Avenue of the Americas
         50th Floor
         New York, NY 10105

            -------------------------------------------------------------------------------------------------------------
         Cadence Capital Management   Capital Appreciation and Mid-Cap
         ("Cadence")
         Exchange Place, 53 State
         Street
         Boston, MA 02109

            -------------------------------------------------------------------------------------------------------------
         Parametric Portfolio         Tax-Efficient Equity
         Associates
         ("Parametric")
         7310 Columbia Center
         701 Fifth Avenue
         Seattle, WA 98104

            *PIMCO Equity Advisors is a division of PIMCO Advisors. PAIA is a wholly-owned subsidiary of PIMCO Advisors. Cadence and NFJ are affiliated sub-partnerships of PIMCO Advisors.

             The following provides additional information about each Sub-
            Adviser and the individual portfolio managers who have or share primary responsibility for managing the Funds' investments.

PIMCO
Equity      A division of PIMCO Advisors, PIMCO Equity Advisors provides
Advisors    equity-related advisory services to mutual funds and institutional accounts. Accounts managed by PIMCO Equity Advisors had combined assets as of September 30, 2000 of approximately $14.5 billion.
            See "Investment Adviser and Administrator" above for additional information about PIMCO Advisors.

             The following individuals at PIMCO Equity Advisors have primary responsibility for the noted Funds. Different sub-advisory firms served as Sub-Adviser for the Growth, Innovation and Target Funds prior to March 6, 1999, for the Renaissance Fund prior to May 7, 1999, for the Select Growth and Growth & Income Funds prior to July 1, 1999 and for the Equity Income and Value Funds prior to May 8, 2000.


                                                            Recent Professional
         Fund              Portfolio Managers  Since        Experience
            ------------------------------------------------------------------------
         Equity Income     Kenneth W. Corba    2000         Managing Director and
                                                            Chief Investment Officer
                                                            of PIMCO Equity Advisors
                                                            and a Member of the
                                                            Management Board of
                                                            PIMCO Advisors. Prior to
                                                            joining PIMCO Advisors,
                                                            he was with Eagle Asset
                                                            Management from 1995 to
                                                            1998, serving in various
                                                            capacities including as
                                                            Chief Investment Officer
                                                            and Portfolio Manager.
                                                            He was with Stein Roe
                                                            and Farnham Inc. from
                                                            1984 to 1995, serving in
                                                            various capacities
                                                            including as Director of
                                                            the Capital Management
                                                            Group, Senior Vice
                                                            President and Portfolio
                                                            Manager.

         Global Innovation Dennis P. McKechnie 1999         Portfolio Manager of
                                               (Inception)+ PIMCO Equity Advisors.
                                                            Prior to joining PIMCO
                                                            Advisors, he was with
                                                            Columbus Circle
                                                            Investors from 1991 to
                                                            1999, where he managed
                                                            equity accounts and
                                                            served in various
                                                            capacities including as
                                                            Portfolio Manager for
                                                            the Innovation Fund.

                           Jiyoung Kim         2000         Senior Research Analyst
                                                            for PIMCO Innovation
                                                            Fund, where she covers
                                                            biotechnology,
                                                            telecommunications
                                                            equipment,
                                                            semiconductors and
                                                            networking. Prior to
                                                            joining PIMCO Equity
                                                            Advisors in 1999, she
                                                            was a Senior Research
                                                            Analyst at Fred Alger
                                                            Management from 1994 to
                                                            1999. Prior to that, she
                                                            was a Senior Research
                                                            Technician at Repligen,
                                                            a biopharmaceutical
                                                            company.

         Growth            Mr. Corba           1999         See above.

         Growth & Income   Mr. Corba           1999         See above.
                           Peter C. Thoms      2000         Investment Analyst at
                                                            Federated Investors from
                                                            July 1998 to May 1999.
                                                            Previously, he received
                                                            his M.B.A. at the
                                                            University of Virginia's
                                                            Darden School of
                                                            Business.

                                                                   Prospectus 36

                                                                             Recent Professional
         Fund                         Portfolio Managers               Since Experience
            -----------------------------------------------------------------------------------------

         Innovation                   Mr. McKechnie                    1998  See above.

         Renaissance                  John K. Schneider                1999  Senior Portfolio Manager
                                                                             of PIMCO Equity
                                                                             Advisors. Prior to
                                                                             joining PIMCO Advisors,
                                                                             he was a partner and
                                                                             Portfolio Manager of
                                                                             Schneider Capital
                                                                             Management from 1996 to
                                                                             1999, where he managed
                                                                             equity accounts for
                                                                             various institutional
                                                                             clients. Prior to that
                                                                             he was a member of the
                                                                             Equity Policy Committee
                                                                             and Director of Research
                                                                             at Newbold's Asset
                                                                             Management from 1991 to
                                                                             1996.
         Select Growth                Messrs. Corba and Schneider      1999  See above.

         Target                       Mr. Corba                        1999  See above.
                                      Jeff Parker                      1999  Assistant Portfolio
                                                                             Manager and Research
                                                                             Analyst for PIMCO Equity
                                                                             Advisors. Prior to
                                                                             joining PIMCO Equity
                                                                             Advisors, he managed
                                                                             equity accounts as an
                                                                             Assistant Portfolio
                                                                             Manager at Eagle Asset
                                                                             Management from 1996 to
                                                                             1998. He was a Senior
                                                                             Consultant with Andersen
                                                                             Consulting, specializing
                                                                             in healthcare and
                                                                             technology, from 1991 to
                                                                             1994.
         Value                        Mr. Schneider                    2000  See above.

            -------
            + Prior to PIMCO Advisors and PIMCO Equity Advisors assuming their positions as Adviser and Sub-Adviser, respectively, of the
              Global Innovation Fund, Mr. McKechnie managed the Fund's
              portfolio in his capacity as an officer of the Trust.

PAIA A wholly-owned subsidiary of PIMCO Advisors, PAIA provides international advisory services to mutual funds. PAIA commenced operations during the fourth quarter of 2000. Different firms served as sub-adviser to the Allianz Select International Fund prior to November 1, 2000.

             The following individuals at PAIA share primary responsibility for the Allianz Select International Fund.


                                                                             Recent Professional
         Fund                         Portfolio Managers               Since Experience
            -----------------------------------------------------------------------------------------

         Allianz Select International Udo Frank (lead manager)         2000  Managing Director and
                                                                             Chief Investment Officer
                                                                             of Allianz Asset
                                                                             Advisory and Management
                                                                             GmbH ("Allianz AAM"),
                                                                             responsible for the
                                                                             entire area (since
                                                                             1997), and Chief
                                                                             Executive Officer and
                                                                             Chief Investment Officer
                                                                             of Allianz PIMCO Asset
                                                                             Management. Previously,
                                                                             he served as the Chief
                                                                             Investment Officer of
                                                                             Allianz KAG (since
                                                                             1994).
                                      Wolfram Gerdes (co-manager)      2000  Managing Director of
                                                                             Equity Portfolio
                                                                             Management at Allianz
                                                                             AAM since 1998. Prior to
                                                                             joining Allianz AAM, he
                                                                             held various positions,
                                                                             including head of
                                                                             Portfolio Management,
                                                                             with Allianz
                                                                             Lebensversicherungs AG
                                                                             from 1992 to 1998.
                                      Gerd Wolfgang Hintz (co-manager) 2000  Managing Director of the
                                                                             Equity Research
                                                                             Department at Allianz
                                                                             AAM since 1998. In
                                                                             addition, he has been
                                                                             responsible for Allianz
                                                                             AAM's trading department
                                                                             since January 2000.
                                                                             Previously, he was the
                                                                             head of Research and
                                                                             Investor Relations of
                                                                             Allianz AG.




37 PIMCO Funds: Multi-Manager Series

Cadence
             An affiliated sub-partnership of PIMCO Advisors, Cadence provides advisory services to mutual funds and institutional accounts. Cadence Capital Management Corporation, the predecessor investment adviser to Cadence, commenced operations in 1988. Accounts managed by Cadence had combined assets as of September 30, 2000 of approximately $6.8 billion.

             The following individuals at Cadence share primary responsibility for each of the noted Funds.


                                                       Recent Professional
         Fund         Portfolio Managers  Since        Experience
            -------------------------------------------------------------------
         Capital      David B. Breed      1991         Managing Director, Chief
         Appreciation                     (Inception)  Executive Officer, Chief
                                                       Investment Officer and
                                                       founding partner of
                                                       Cadence. Member of the
                                                       Management Board of
                                                       PIMCO Advisors. He is a
                                                       research generalist and
                                                       has lead the team of
                                                       portfolio managers and
                                                       analysts since 1988. Mr.
                                                       Breed has managed
                                                       separate equity accounts
                                                       for many institutional
                                                       clients and has lead the
                                                       team that manages the
                                                       PIMCO Funds sub-advised
                                                       by Cadence since those
                                                       Funds' inception dates.

                      William B. Bannick  1992         Managing Director and
                                                       Executive Vice President
                                                       at Cadence. Mr. Bannick
                                                       is a research generalist
                                                       and Senior Portfolio
                                                       Manager for the Cadence
                                                       team. He has managed
                                                       separately managed
                                                       equity accounts for
                                                       various Cadence
                                                       institutional clients
                                                       and has been a member of
                                                       the team that manages
                                                       the PIMCO Funds sub-
                                                       advised by Cadence since
                                                       joining Cadence in 1992.

                      Katherine A. Burdon 1993         Managing Director and
                                                       Senior Portfolio Manager
                                                       at Cadence. Ms. Burdon
                                                       is a research generalist
                                                       and has managed
                                                       separately managed
                                                       equity accounts for
                                                       various Cadence
                                                       institutional clients
                                                       and has been a member of
                                                       the team that manages
                                                       the PIMCO Funds sub-
                                                       advised by Cadence since
                                                       joining Cadence in 1993.
                      Peter B. McManus    1994         Director, Account
                                                       Management at Cadence.
                                                       He has been a member of
                                                       the investment team at
                                                       Cadence and handles
                                                       client relationships of
                                                       separately managed
                                                       accounts, and has been a
                                                       member of the team that
                                                       manages the PIMCO Funds
                                                       sub-advised by Cadence
                                                       since joining Cadence in
                                                       1994. Previously, he
                                                       served as a Vice
                                                       President of Bank of
                                                       Boston from 1991
                                                       to 1994.

         Mid-Cap      Messrs. Breed,      Same as      See above.
                      Bannick and         Capital
                      McManus and         Appreciation
                      Ms. Burdon          Fund

Parametric
            An affiliated sub-partnership of PIMCO Advisors, Parametric provides advisory services to mutual funds and institutional accounts. Parametric Portfolio Associates, Inc., the predecessor investment adviser to Parametric, commenced operations in 1987. Accounts managed by Parametric had combined assets as of September 30, 2000 of approximately $4.4 billion.

             The following individuals at Parametric share primary
            responsibility for the Tax-Efficient Equity Fund.


                                                                  Recent Professional
         Fund                 Portfolio Managers Since            Experience
            ------------------------------------------------------------------------------
         Tax-Efficient Equity David Stein        1998 (Inception) Managing Director of
                                                                  Parametric. He also
                                                                  serves as a Senior
                                                                  Porfolio Manager of
                                                                  PIMCO Equity Advisors.
                                                                  He has been with
                                                                  Parametric since 1996
                                                                  where he leads the
                                                                  investment, research and
                                                                  product development
                                                                  activities. Previously,
                                                                  he served in Investment
                                                                  Research at GTE
                                                                  Corporation from 1995 to
                                                                  1996, in Equity Research
                                                                  at Vanguard Group from
                                                                  1994 to 1995 and in
                                                                  Investment Research at
                                                                  IBM Corporation from
                                                                  1977 to 1994.

                              Tom Seto           1998 (Inception) Vice President and
                                                                  Portfolio Manager of
                                                                  Parametric. Since
                                                                  joining Parametric in
                                                                  1998, he has been
                                                                  responsible for
                                                                  management of
                                                                  Parametric's active U.S.
                                                                  equity strategies and
                                                                  has managed structured
                                                                  equity portfolios.
                                                                  Previously, he was with
                                                                  Barclays global
                                                                  Investors from 1991 to
                                                                  1998, serving in various
                                                                  capacities including as
                                                                  head of U.S. Equity
                                                                  Index Investments and
                                                                  Portfolio Manager.

            Shareholders of each Fund (except the Innovation and Mid-Cap Funds) have approved a proposal permitting PIMCO Advisors to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In

Adviser/Sub-
Adviser
Relationship

                                                                   Prospectus 38
            addition, the exemptive order prohibits PIMCO Advisors from entering into sub-advisory agreements with affiliates of PIMCO Advisors without shareholder approval, unless those affiliates are substantially wholly-owned by PIMCO Advisors. PIMCO Advisors has the ultimate responsibility to oversee the Sub-Advisers and to recommend their hiring, termination and replacement.

Distributor The Trust's Distributor is PIMCO Funds Distributors LLC, a wholly owned subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.

            How Fund Shares Are Priced

            The net asset value ("NAV") of a Fund's Class D shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

             For purposes of calculating NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to procedures established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

             Investments initially valued in currencies other than the U.S.
            dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the NAV of the Global Innovation and Allianz Select International Funds may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

             Fund shares are valued at the close of regular trading (normally
            4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

             In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

            How to Buy and Sell Shares

            The following section provides basic information about how to buy, sell (redeem) and exchange Class D shares of the Funds.

General
Information
              . Financial Service Firms. Broker-dealers, registered investment advisers and other financial service firms provide varying investment products, programs or accounts, pursuant to arrangements with the Distributor, through which their clients may purchase and redeem Class D shares of the Funds. Firms will generally provide or arrange for the provision of some or all of the shareholder servicing and

39 PIMCO Funds: Multi-Manager Series
            account maintenance services required by your account, including, without limitation, transfers of registration and dividend payee changes. Firms may also perform other functions, including generating confirmation statements and disbursing cash dividends, and may arrange with their clients for other investment or administrative services. Your firm may independently establish and charge you transaction fees and/or other additional amounts for such services, which may change over time. These fees and additional amounts could reduce your investment returns on Class D shares of the Funds.

             Your financial service firm may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. A firm may be paid for its services directly or indirectly by the Funds, PIMCO Advisors or an affiliate (normally not to exceed an annual rate of 0.35% of a Fund's average daily net assets attributable to its Class D shares and purchased through such firm for its clients). Your firm may establish various minimum investment requirements for Class D shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class D shares or the reinvestment of dividends. Please contact your firm for information.

             This Prospectus should be read in connection with your firm's materials regarding its fees and services.

              . Calculation of Share Price and Redemption Payments. When you
            buy or sell (redeem) Class D shares of the Funds, you pay or receive a price equal to the NAV of the shares. NAVs are determined at the close of regular trading (normally, 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open. See "How Fund Shares Are Priced" above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day's NAV if the orders were received by the firm from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 7:00 p.m., Eastern time).

             The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (according to the succeeding day's NAV).

Buying      Class D shares of each Fund are continuously offered through
Shares      financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of the Funds in particular investment products, programs or accounts for which a fee may be charged. See
            "Financial Service Firms" above.

             You may purchase Class D shares only through your financial service firm. In connection with purchases, your financial service firm is responsible for forwarding all necessary documentation to the Distributor, and may charge you for such services. If you wish to purchase shares of the Funds directly from the Trust or the Distributor, you should inquire about the other classes of shares offered by the Trust. Please call the Distributor at 1-888-87-PIMCO for information about other investment options.

             Class D shares of the Funds will be held in your account with your financial service firm and, generally, your firm will hold your Class D shares in nominee or street name as your agent. In most cases, the Trust's transfer agent, PFPC, Inc., will have no information with respect to or control over accounts of specific Class D shareholders and you may obtain information about your accounts only through your financial service firm. In certain circumstances, your firm may arrange to have your shares held in your own name or you may subsequently become a holder of record for some other reason (for instance, if you terminate your relationship with your firm). In such circumstances, please contact the Distributor at 1-888-87-PIMCO for information about your account. In the interest of economy and convenience, certificates for Class D shares will not be issued.

             The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

                                                                   Prospectus 40

Investment  The following investment minimums apply for purchases of Class D
Minimums    shares.


                    Initial Investment                  Subsequent Investments
                         -----------------------------------------------------
                     $2,500 per Fund                        $100 per Fund

             Your financial service firm may impose different investment minimums than the Trust. For example, if your firm maintains an omnibus account with a particular Fund, the firm may impose higher or lower investment minimums than the Trust when you invest in Class D shares of the Fund through your firm. Please contact your firm for information.

Exchanging  Except as provided below or in the applicable Fund's or series'
Shares prospectus(es), you may exchange your Class D shares of any Fund for Class D shares of any other Fund or series of PIMCO Funds:
            Pacific Investment Management Series that offers Class D shares. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any exchange fees or charges. Your financial service firm may impose various fees and charges, investment minimums and other requirements with respect to exchanges. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. Please contact your financial service firm to exchange your shares and for additional information about the exchange privilege.

             The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO Advisors, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO Advisors to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so at any time. Except as otherwise permitted by Securities and Exchange Commission regulations, the Trust will give 60 days' advance notice to your financial service firm of any termination or material modification of the exchange privilege with respect to Class D shares.

Selling     You can sell (redeem) Class D shares through your financial
Shares      service firm on any day the New York Stock Exchange is open. You do not pay any fees or other charges to the Trust or the Distributor when you sell your shares, although your financial service firm may charge you for its services in processing your redemption request. Please contact your firm for details. If you are the holder of record of your Class D shares, you may contact the Distributor at 1-888-87-PIMCO for information regarding how to sell your shares directly to the Trust.

             Your financial service firm is obligated to transmit your
            redemption orders to the Distributor promptly and is responsible for ensuring that your redemption request is in proper form. Your financial service firm will be responsible for furnishing all necessary documentation to the Distributor or the Trust's transfer agent and may charge you for its services. Redemption proceeds will be forwarded to your financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

             Redemptions of Fund shares may be suspended when trading on the
            Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Redemptions
In Kind

            The Trust has agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except

41 PIMCO Funds: Multi-Manager Series
            for Funds with a tax-efficient management strategy, it is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

            Fund Distributions

            Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to its Class D shares are calculated in the same manner and at the same time. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

          Fund                      At Least Annually                 Quarterly
            -------------------------------------------------------------------
          Equity Income Fund                                              .
            -------------------------------------------------------------------
          All other Funds                  .
            -------------------------------------------------------------------

             In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

            You can choose from the following distribution options:

            . Reinvest all distributions in additional Class D shares of your
              Fund at NAV. This will be done unless you elect another option.

            . Invest all distributions in Class D shares of any other Fund or another series of the Trust or PIMCO Funds: Pacific Investment Management Series which offers Class D shares at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. This option must be elected when your account is set up.

            . Receive all distributions in cash (either paid directly to you or credited to your account with your financial service firm). This option must be elected when your account is set up.

             Your financial service firm may offer additional distribution reinvestment programs or options. Please contact your firm for details.

             You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions. If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

             For further information on distribution options, please contact your financial service firm or call the Distributor at 1-888-87-
            PIMCO.

            Tax Consequences

              . Taxes on Fund distributions. If you are subject to U.S.
            federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

             Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to you as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will generally be taxable to you as ordinary income.

                                                                   Prospectus 42

             Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

              . Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction will generally be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

              . A Note on the Tax-Efficient Equity Fund. The Tax-Efficient
            Equity Fund utilizes a number of tax-efficient management techniques designed to minimize taxable distributions. For instance, the Fund generally seeks to minimize realized gains and, when realizing gains, attempts to realize gains that will be taxed as capital gains (i.e., as gains on investments owned for more than 12 months) when distributed to shareholders. Although the Fund attempts to minimize taxable distributions, it may be expected to earn and distribute taxable income and realize and distribute capital gains from time to time.

              . A Note on Foreign Investments. A Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Shareholders of the Global Innovation and Allianz Select International Funds may be entitled to claim a credit or deduction with respect to foreign taxes.

             This section relates only to federal income tax consequences of investing in the Funds; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

            Characteristics and Risks of Securities
            and Investment Techniques

            This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of PIMCO Advisors, the Sub-Advisers and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Fixed       Fixed income securities are obligations of the issuer to make
Income      payments of principal and/or interest on future dates, and include
Securities  corporate and government bonds, notes, certificates of deposit,
and         commercial paper, convertible securities and mortgage-backed and
Defensive   other asset-backed securities.
Strategies

             The Capital Appreciation, Mid-Cap and Tax-Efficient Equity Funds
            intend to be as fully invested in common stocks as practicable at all times, although, for cash management purposes, each of these Funds may maintain a portion of its assets (normally not more than 10%) in U.S. Government securities, high quality fixed income securities, money market obligations and cash to pay certain Fund expenses and to meet redemption requests. None of these Funds will make defensive investments in response to unfavorable market and other conditions and therefore may be particularly vulnerable to general declines in stock prices and/or other categories of securities in which they invest.

             The Equity Income, Global Innovation, Growth, Innovation,
            Renaissance, Select Growth, Allianz Select International, Target and Value Funds will each invest primarily in common stocks, and may also invest in other kinds of equity securities, including preferred stocks and securities (including fixed

43 PIMCO Funds: Multi-Manager Series
            income securities and warrants) convertible into or exercisable for common stocks. Each of these Funds may also invest a portion of its assets in fixed income securities. These Funds may temporarily hold up to 100% of their assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions. The Growth & Income Fund will invest primarily in common stocks, but may also invest significant portions of its assets in preferred stocks, fixed income securities, convertible securities and real estate investment trusts, or "REITs." The Growth & Income Fund may temporarily hold up to 100% of its assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions. The Allianz Select International Fund may also hold up to 100% of its assets in other domestic fixed income, foreign fixed income and equity securities principally traded in the U.S., including obligations issued or guaranteed by a foreign government or its agencies, authorities or instrumentalities, corporate bonds and American Depository Receipts, for temporary defensive purposes. The temporary defensive strategies described in this paragraph would be inconsistent with the investment objective and principal investment strategies of each of the noted Funds and may adversely affect the Fund's ability to achieve its investment objective.

Companies
With
Smaller
Market
Capitalizations

            Each of the Funds may invest in securities of companies with market capitalizations that are small compared to other publicly traded companies. The Global Innovation and Innovation Funds may invest significant portions of their assets in smaller companies and therefore have substantial exposure to the risks described below. The Growth & Income, Mid-Cap, Allianz Select International and Target Funds also have significant exposure to the risks described below because they invest primarily in companies with medium-sized market capitalizations, which are smaller and generally less well-known or seasoned than the largest companies.

             Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

             Because securities of smaller companies may have limited
            liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

Initial     The Funds, particularly the Global Innovation Fund, may purchase
Public      securities in intial public offerings (IPOs). These securities are
Offerings   subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

                                                                   Prospectus 44

Foreign
(non-       The Allianz Select International Fund normally invests principally
U.S.)       in securities of foreign issuers, securities traded principally in
Securities  securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). The Global Innovation Fund will invest in the securities of issuers located in at least three countries (one of which may be the United States). The Equity Income, Growth, Growth
            & Income, Innovation, Renaissance, Target and Value Funds may invest up to 15% of their respective assets in securities of foreign issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). The Select
            Growth Fund may invest up to 25% of its assets in foreign securities. Each of these Funds may invest without limit in ADRs
            (defined below). The Tax-Efficient Equity Fund may invest in common stocks of foreign issuers if included in the S&P 500 Index.

             All of the Funds may invest in American Depository Receipts
            (ADRs). In addition, the Equity Income, Global Innovation, Growth, Growth & Income, Innovation, Renaissance, Select Growth, Allianz Select International, Target and Value Funds may invest in European Depository Receipts (EDRs) and Global Depository Receipts
            (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

             Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Emerging
Market      Each of the Funds that may invest in foreign securities may invest
Securities  in securities of issuers based in countries with developing (or
            "emerging market") economies. The Global Innovation and Allianz
            Select International Funds may invest significant portions of their assets in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S.
            dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

             Additional risks of emerging market securities may include:
            greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

45 PIMCO Funds: Multi-Manager Series

             Special Risks of Investing in Russian and Other Eastern European
            Securities. Each of the Global Innovation and Allianz Select International Funds may invest a significant portion of its assets in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When a Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

Foreign
Currencies  A Fund that invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. The Global Innovation and Allianz Select International Funds are particularly sensitive to this risk.

             Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

             Foreign Currency Transactions. The Equity Income, Global
            Innovation, Growth, Growth & Income, Innovation, Renaissance, Select Growth, Allianz Select International, Target and Value Funds may enter into forward foreign currency exchange contracts, primarily to reduce the risks of adverse changes in foreign exchange rates. In addition, the Global Innovation and Allianz Select International Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

             The Global Innovation and Allianz Select International Funds may
            also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, the Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's portfolio manager. The Global Innovation and Allianz Select International Funds may use one currency (or basket of currencies) to hedge against adverse changes in the value of another currency (or basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by PIMCO Advisors or its Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Corporate
Debt
Securities

            Each Fund that may invest in fixed income securities may invest in corporate debt securities. The Growth & Income Fund may invest up to 10% of its assets in these securities. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise,

                                                                   Prospectus 46
            the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

Convertible Each Fund may invest in convertible securities. The Growth & Securities Income Fund may place particular emphasis on convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Derivatives
            Each Fund (except the Capital Appreciation and Mid-Cap Funds) may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

             Examples of derivative instruments that the Funds may use include options contracts, futures contracts, options on futures contracts and swap agreements. The Equity Income, Global Innovation, Growth, Growth & Income, Innovation, Renaissance, Select Growth, Allianz Select International, Target, Tax-Efficient Equity and Value Funds may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. Each of these Funds may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies. The Global Innovation, Allianz Select International and Tax-Efficient Equity Funds may enter into swap agreements with respect to securities indexes. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

             A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

             Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

             Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

             Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

             Leveraging Risk Because many derivatives have a leverage
            component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments

47 PIMCO Funds: Multi-Manager Series
            in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

             Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

             Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

             Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

Equity-     The Funds may invest in equity-linked securities. The Allianz
Linked      Select International Fund may invest up to 15% of its assets in
Securities  equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities. See "Foreign Securities" above. In addition, the Funds bear the risk that the issuer of an equity-linked security may default on its obligations under the security.
            Equity-linked securities may be considered illiquid and thus subject to each Fund's restrictions on investments in illiquid securities.

Credit      The Funds may invest in securities based on their credit ratings
Ratings     assigned by rating agencies such as Moody's Investors Service,
and         Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P").
Unrated     Moody's, S&P and other rating agencies are private services that
Securities  provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO Advisors and the Sub-Advisers do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

             A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

High
Yield
Securities

            Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "high yield securities" or "junk bonds." The Funds, particularly the Growth & Income Fund, may invest in these securities. Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential

                                                                   Prospectus 48
            opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Loans of    For the purpose of achieving income, each Fund may lend its
Portfolio   portfolio securities to brokers, dealers, and other financial
Securities  institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
            "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

Short       Each Fund may make short sales as part of its overall portfolio
Sales       management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. A Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-       Each Fund may purchase securities which it is eligible to purchase
Issued,     on a when-issued basis, may purchase and sell such securities for
Delayed     delayed delivery and may make contracts to purchase such
Delivery    securities for a fixed price at a future date beyond normal
and         settlement time (forward commitments). When-issued transactions,
Forward     delayed delivery purchases and forward commitments involve a risk
Commitment of loss if the value of the securities declines prior to the Transactionssettlement date. This risk is in addition to the risk that the
            Fund's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Each Fund may enter into repurchase agreements, in which the Fund Agreements purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Those Funds whose investment objectives do not include the earning of income will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse     Each Fund may enter into reverse repurchase agreements, subject to
Repurchase the Fund's limitations on borrowings. A reverse repurchase Agreements agreement involves the sale of a security by a Fund and its
And Other   agreement to repurchase the instrument at a specified time and
Borrowings  price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.

Illiquid
Securities
            Each Fund may invest in securities that are illiquid so long as not more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by a Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid

49 PIMCO Funds: Multi-Manager Series
            securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment
in Other    The Allianz Select International Fund may invest up to 10% of its
Investment  assets in securities of other investment companies, such as
Companies   closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. Each of the other Funds may invest up to 5% of its assets in other investment companies. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Portfolio
Turnover With the exception of the Tax-Efficient Equity Fund, the length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements, although the Tax-Efficient Equity Fund will generally attempt to limit portfolio turnover as part of its tax-efficient management strategies. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance. Funds, such as the Growth & Income, Select Growth and Allianz Select International Funds, that have recently changed Sub-Advisers and/or investment objectives and policies may experience increased portfolio turnover due to the differences between the Funds' previous and current investment objectives and policies and portfolio management strategies.

Changes
in          The investment objective of each of the Global Innovation, Growth,
Investment Growth & Income, Innovation, Renaissance, Select Growth, Allianz Objectives Select International, Target and Tax-Efficient Equity Funds
and         described in this Prospectus may be changed by the Board of
Policies    Trustees without shareholder approval. The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval.
            If there is a change in a Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and
Smaller-    In addition to the risks described under "Summary of Principal
Sized       Risks" above and in this section, several of the Funds are newly
Funds       formed and therefore have limited or no performance history for investors to evaluate. Also, it is possible that newer Funds and smaller-sized Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds' size, have a disproportionate impact on the Funds' performance results. The
            Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Percentage
Investment Unless otherwise stated, all percentage limitations on Fund Limitations investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other
Investments
and
Techniques
            The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

                                                                   Prospectus 50

            Financial Highlights

            The financial highlights table is intended to help you understand the financial performance of Class D shares of each Fund since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in Class D shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Trust's annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor. The Growth & Income and Allianz Select International Funds did not offer Class D shares during the periods shown.

                                                                                                       Dividends in
                                                            Net Realized/    Total Income   Dividends    Excess
 Year or                    Net Asset Value      Net          Unrealized        (Loss)       From Net     of Net
  Period                       Beginning     Investment     Gain (Loss) on  From Investment Investment  Investment
  Ended                        of Period    Income (Loss)    Investments      Operations      Income      Income
-------------------------------------------------------------------------------------------------------------------
 Capital Appreciation Fund
  06/30/00                       $26.63         $(0.03)(a)       $ 5.36 (a)      $ 5.33        $(0.05)     $(0.03)
  06/30/99                        26.01           0.06 (a)         2.34 (a)        2.40         (0.13)       0.00
  04/08/98-
   06/30/98                       25.41           0.02 (a)         0.58 (a)        0.60          0.00        0.00
 Equity Income Fund
  (i)
  06/30/00                       $15.59         $ 0.35 (a)      $ (2.44)(a)     $ (2.09)       $(0.29)     $ 0.00
  06/30/99                        16.04           0.40 (a)         1.27 (a)        1.67         (0.36)       0.00
  04/08/98-
   06/30/98                       16.71           0.09 (a)        (0.66)(a)       (0.57)        (0.10)       0.00
 Global Innovation
  Fund
  03/31/00-
   06/30/00                      $20.17         $(0.04)(a)      $ (1.19)(a)     $ (1.23)       $ 0.00      $ 0.00
 Growth Fund
  01/31/00-
   06/30/00                      $32.84         $(0.11)          $ 2.03          $ 1.92        $ 0.00      $ 0.00
 Innovation Fund
  (i)
  06/30/00                       $37.52         $(0.59)(a)       $42.18 (a)      $41.59        $ 0.00      $ 0.00
  06/30/99                        24.28          (0.29)(a)        14.79 (a)       14.50          0.00        0.00
  04/08/98-
   06/30/98                       21.50          (0.05)(a)         2.83 (a)        2.78          0.00        0.00
 Mid-Cap Fund (ii)
  06/30/00                       $22.90         $(0.01)(a)       $ 7.85 (a)      $ 7.84        $(0.01)     $ 0.00
  06/30/99                        23.99           0.03 (a)        (0.04)(a)       (0.01)        (0.01)       0.00
  04/08/98-
   06/30/98                       23.97           0.00 (a)         0.02 (a)        0.02          0.00        0.00
 Renaissance Fund
  (i)
  06/30/00                       $18.22         $ 0.35 (a)       $(0.13)(a)      $ 0.22        $ 0.00      $ 0.00
  06/30/99                        19.10           0.00 (a)         1.45 (a)        1.45          0.00        0.00
  04/08/98-
   06/30/98                       18.99           0.01 (a)         0.10 (a)        0.11          0.00        0.00
 Select Growth Fund
  (iii)
  03/31/00-
   06/30/00                      $23.25         $ 0.01 (a)       $ 0.74 (a)      $ 0.75        $ 0.00      $ 0.00
 Target Fund
  06/09/00-
   06/30/00                      $30.46         $(0.01)(a)       $ 0.69 (a)      $ 0.68        $ 0.00      $ 0.00
 Tax-Efficient Equity Fund
  06/30/00                       $11.59         $ 0.02 (a)       $ 0.61 (a)      $ 0.63        $ 0.00      $ 0.00
  07/10/98-
   06/30/99                       10.00           0.03 (a)         1.56 (a)        1.59          0.00        0.00
 Value Fund (i)
  06/30/00                       $15.29         $ 0.23 (a)       $(1.34)(a)      $(1.11)       $(0.24)     $ 0.00
  06/30/99                        15.64           0.23 (a)         1.37 (a)        1.60         (0.23)       0.00
  04/08/98-
   06/30/98                       15.99           0.04 (a)        (0.34)(a)       (0.30)        (0.05)       0.00
                             Distributions
 Year or                        From Net
  Period                    Realized Capital
  Ended                          Gains
-------------------------------------------------------------------------------------------------------------------
 Capital Appreciation Fund
  06/30/00                        $(5.00)
  06/30/99                         (1.65)
  04/08/98-
   06/30/98                         0.00
 Equity Income Fund
  (i)
  06/30/00                        $(0.48)
  06/30/99                         (1.76)
  04/08/98-
   06/30/98                         0.00
 Global Innovation
  Fund
  03/31/00-
   06/30/00                       $ 0.00
 Growth Fund
  01/31/00-
   06/30/00                       $ 0.00
 Innovation Fund
  (i)
  06/30/00                        $(6.39)
  06/30/99                         (1.26)
  04/08/98-
   06/30/98                         0.00
 Mid-Cap Fund (ii)
  06/30/00                        $(0.02)
  06/30/99                         (1.07)
  04/08/98-
   06/30/98                         0.00
 Renaissance Fund
  (i)
  06/30/00                        $(2.59)
  06/30/99                         (2.33)
  04/08/98-
   06/30/98                         0.00
 Select Growth Fund
  (iii)
  03/31/00-
   06/30/00                       $ 0.00
 Target Fund
  06/09/00-
   06/30/00                       $ 0.00
 Tax-Efficient Equity Fund
  06/30/00                        $ 0.00
  07/10/98-
   06/30/99                         0.00
 Value Fund (i)
  06/30/00                        $(0.57)
  06/30/99                         (1.72)
  04/08/98-
   06/30/98                         0.00

-------
* Annualized
(a)Per share amounts based upon average number of shares outstanding during the period.

(b)If the investment manager had not reimbursed expenses, the ratio of operat-ing expenses to average net assets would have been 1.94% for the period ended June 30, 2000.
(i) The information provided for the Equity Income, Innovation, Renaissance and Value Funds reflects results of operations under each Funds' former Sub-Adviser through May 8, 2000, March 6, 1999, May 7, 1999 and May 8, 2000, respectively; the Funds would not necessarily have achieved the performance results shown above under their current investment management arrangements.

(ii) Formerly the Mid-Cap Growth Fund.

(iii) Formerly the PIMCO Core Equity Fund. The Fund changed its investment objective and policies on April 1, 2000; the performance results shown above would not necessarily have been achieved had the Fund's current objective and policies been in effect during the periods shown. In addition, the performance results shown above reflect the Fund's advisory fee level in effect prior to April 1, 2000; these results would have been lower had the Fund's current advisory fee level then been in effect.

51 PIMCO Funds: Multi-Manager Series

                                                                                          Ratio of Net
Ditributionss                                                              Ratio of        Investment
 i Excess ofn                   Net Asset                                 Expenses to   Income (Loss) to
 Nt Realizede        Total     Value End of               Net Assets End  Average Net     Average Net      Portfolio
Caital Gainsp    Distributions    Period    Total Return of Period (000s)   Assets           Assets      Turnover Rate
  --------------------------------------------------------------------------------------------------------------------
      $ 0.00         $(5.08)       $26.88        22.84%       $   524        1.11%           (0.10)%          119%
        0.00          (1.78)        26.63        10.17            339        1.10             0.24            120
        0.00           0.00         26.01         2.36            118        1.10*            0.27*            75
      $(2.16)        $(2.93)       $10.57       (13.15)%      $     4        1.12%            2.93%           114%
        0.00          (2.12)        15.59        12.21            106        1.10             2.73             76
        0.00          (0.10)        16.04        (3.43)           104        1.10*            2.23*            45
      $ 0.00         $ 0.00        $18.94        (6.10)%      $   146        1.85%(b)*       (0.90)%*         131%
      $ 0.00         $ 0.00        $34.76         5.85%       $    11        1.16%*          (0.78)%*          72%
      $ 0.00         $(6.39)       $72.72       115.85%       $85,096        1.30%           (0.93)%          186%
        0.00          (1.26)        37.52        61.62         18,366        1.30            (0.89)           119
        0.00           0.00         24.28        12.93            139        1.30*           (0.99)*          100
      $ 0.00         $(0.03)       $30.71        34.24%       $   796        1.11%           (0.05)%          164%
        0.00          (1.08)        22.90         0.25            359        1.10             0.16             85
        0.00           0.00         23.99         0.08            142        1.10*            0.03*            66
      $(0.86)        $(3.45)       $14.99         3.56%       $ 1,286        1.25%            2.21%           133%
        0.00          (2.33)        18.22        10.01            192        1.25            (0.02)           221
        0.00           0.00         19.10         0.58            126        1.25*            0.21*           192
      $ 0.00         $ 0.00        $24.00         3.23%       $    10        1.25%            0.11%           170%
      $ 0.00         $ 0.00        $31.14         2.23%       $    10        1.20%*          (0.69)%*          99%
      $ 0.00         $ 0.00        $12.22         5.44%       $    11        1.11%            0.16%            32%
        0.00           0.00         11.59        15.90            869        1.11*            0.30*            13
      $(2.00)        $(2.81)       $11.37        (7.07)%      $    46        1.11%            1.71%           196%
        0.00          (1.95)        15.29        12.00            118        1.10             1.61            101
        0.00          (0.05)        15.64        (1.85)            98        1.10*            1.23*            77

                                                                   Prospectus 52

            PIMCO Funds: Multi-Manager Series

            The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

            You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-888-87-PIMCO, or by writing to:

                  PIMCO Funds Distributors LLC
                  2187 Atlantic Street
                  Stamford, CT 06902

            You may also contact your financial service firm for additional information.

            You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161.

            You can also visit our Web site at www.pimcofunds.com for additional information about the Funds.

            [LOGO OF PIMCO FUNDS]

            File No. 811-6161

53 PIMCO Funds: Multi-Manager Series

          ---------------------------------------------------------------------
PIMCO     INVESTMENT ADVISER AND ADMINISTRATOR
Funds:    PIMCO Advisors L.P., 800 Newport Center Drive, Newport Beach, CA
Multi-    92660
Manager   ---------------------------------------------------------------------
Series
          SUB-ADVISERS

          PIMCO Equity Advisors division of PIMCO Advisors L.P., PIMCO/Allianz Investment Advisors LLC, Cadence Capital Management, Parametric Portfolio Associates
          ---------------------------------------------------------------------
          DISTRIBUTOR

          PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896
          ---------------------------------------------------------------------
          CUSTODIAN
          State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO
          64105
          ---------------------------------------------------------------------
          SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT
          PFPC, Inc., P.O. Box 9688, Providence, RI 02940
          ---------------------------------------------------------------------
          INDEPENDENT ACCOUNTANTS
          PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105
          ---------------------------------------------------------------------
          LEGAL COUNSEL
          Ropes & Gray, One International Place, Boston, MA 02110
          ---------------------------------------------------------------------
          For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.pimcofunds.com.

                                                     Not part of the Prospectus

Presenting the new PIMCO Funds Web site at www.pimcofunds.com

[GRAPHIC]

You'll find all the content you've come to rely on--at pimcofunds.com--and more.

As part of our commitment to provide our shareholders with easy access to timely information, we're pleased to introduce a redesigned version of the PIMCO Funds Web site (www.pimcofunds.com).

Designed to make the site user-friendly, you'll immediately notice improved navigation accompanied by intuitive labeling and graphics that load quickly. Content updates include expanded detail throughout the Fund Information section, and a variety of forms and literature are now available for printing and viewing online or for download to your hard drive.

Fund Information Section
In addition to everything we previously offered in the Fund Information section, we now offer the following:

 . Regular commentary from the manager of each fund.

 . A better design without frames allows you to bookmark fund profile pages.

 . Cross-links give you immediate access to literature with more detail about each fund.

 . One-click allows you to check out the NAV and year-to-date performance of any PIMCO Fund.

PIMCO Funds Innovation Center
The all-new PIMCO Funds Innovation Center is an invaluable resource for tech investors and those contemplating an investment in this complex, fast-moving sector. Dedicated to the research and analysis of technology, the Center provides a number of key resources, including:

 . Innovation Newsletter--An online version of our popular technology investing newsletter, featuring the latest market analysis and outlook from Dennis McKechnie, PIMCO's renowned tech manager.

 . Timely Market Commentary--PIMCO's perspective on unfolding market events.

 . Theme Analysis--Manager assessments of the trends or "themes" that PIMCO believes are driving the tech sector and the industry groups that make up the market.

Daily Manager Commentary
PIMCO's Daily Manager Commentary provides investment insights from PIMCO's fund managers, including their outlooks on the economy and fund strategies that relate to the current economic climate. This commentary, on a wide range of subjects, is uniquely provided from the manager's perspective and helps investors make informed decisions based on information directly from PIMCO's investment professionals.



PZ006.11/00                                           Not part of the Prospectus

--------------------------------------------------------------------------------

[LOGO OF PIMCO FUNDS]                                    -----------------
                                                             PRESORTED
PIMCO Funds Distributors LLC                                  STANDARD
                                                            U.S. POSTAGE
2187 Atlantic Street                                           PAID
Stamford, CT 06902-6896                                    SMITHTOWN, NY
                                                           PERMIT NO. 700
                                                         -----------------

                            PIMCO Funds Prospectus

Multi-Manager Series

November 1, 2000
Share Classes

Ins  Institutional
Adm  Administrative

               ACTIVELY MANAGED PORTFOLIOS OF SELECT PIMCO FUNDS

PIMCO Funds Asset Allocation Series consist of three actively managed mutual funds that invest in a diversified portfolio of PIMCO Funds. In addition to broad diversification each Portfolio provides access to the extensive asset allocatin and investment management capabilities of PIMCO Advisors L.P. and its affiliates.

                         90/10 Portfolio

                         Seeks long-term capital appreciation. The Portfolio normally invests approximately 90% of its assets in PIMCO Stock Funds and 10% in PIMCO Bond Funds.


                         60/40 Portfolio

                         Seeks long-term capital appreciation and current income. The Portfolio normally invests approximately 60% of its assets in PIMCO Stock Funds and 40% in PIMCO Bond Funds.


                         30/70 Portfolio

                         Seeks current income, with long-term capital appreciation as a secondary objective. The Portfolio normally invests approximately 30% of its assets in PIMCO Stock Funds and 70% in PIMCO Bond Funds.


This cover is not part of the Prospectus.                 [LOGO OF PIMCO FUNDS]

            PIMCO Funds Prospectus

            This Prospectus describes three actively managed mutual fund
PIMCO       Portfolios offered by PIMCO Funds: Multi-Manager Series (the
Funds:      "Trust").
Multi-
Manager
Series


                 Asset Allocation Series -- 90/10 Portfolio


                 Asset Allocation Series -- 60/40 Portfolio

November         Asset Allocation Series -- 30/70 Portfolio
1, 2000

            Each Portfolio invests in a diversified portfolio of other PIMCO Funds. This Prospectus explains what you should know about the Portfolios before you invest. Please read it carefully.

Share
Classes
Institutional and
Administrative

            The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

1 PIMCO Funds: Multi-Manager Series

            Table of Contents

         Summary Information..............................................    3
         Portfolio Summaries
           90/10 Portfolio................................................    5
           60/40 Portfolio................................................    8
           30/70 Portfolio................................................   11
         Summary of Principal Risks.......................................   14
         Investment Objectives and Principal Investment Strategies........   20
         Underlying Funds.................................................   23
         Other Risk Information...........................................   26
         Management of the Portfolios.....................................   26
         Investment Options - Institutional Class and Administrative Class
          Shares .........................................................   29
         Purchases, Redemptions and Exchanges.............................   30
         How Portfolio Shares Are Priced..................................   33
         Portfolio Distributions..........................................   34
         Tax Consequences.................................................   34
         Financial Highlights.............................................   37

                                                                   Prospectus  2

            Summary Information

            The Portfolios are intended for investors who prefer to have their asset allocation decisions made by professional money managers. Each Portfolio has a distinct investment objective which it seeks to achieve by investing within specified equity and fixed income targets and ranges among certain Funds in the PIMCO Funds family. The Portfolios invest only in Funds in the PIMCO Funds family. The PIMCO Funds in which the Portfolios invest are called Underlying Funds or Funds in this Prospectus.

              Some of the Underlying Funds invest primarily in equity
            securities and are called Underlying Stock Funds. Other Underlying Funds invest primarily in fixed income securities, including money market instruments, and are called Underlying Bond Funds. The Portfolios are named according to their equity/fixed income allocation targets. For instance, the 90/10 Portfolio will normally invest approximately 90% of its assets in Underlying Stock Funds and 10% of its assets in Underlying Bond Funds.

              The table below lists the investment objectives and compares the asset allocation strategies of the Portfolios. Other important characteristics are described in the individual Portfolio Summaries beginning on page 5, and are discussed in greater detail under "Investment Objectives and Principal Investment Strategies." A "Summary of Principal Risks" begins on page 14.

         PIMCO Funds
         Asset Allocation Series Investment Objective     Allocation Strategy
            ----------------------------------------------------------------------
         90/10 Portfolio         Long-term capital        Under normal conditions,
                                 appreciation             approximately 90% (range
                                                          of 80%-100%) of the
                                                          Portfolio's assets will
                                                          be allocated among
                                                          Underlying Stock Funds
                                                          and 10% (range of 0%-
                                                          20%) among Underlying
                                                          Bond Funds
            ----------------------------------------------------------------------
         60/40 Portfolio         Long-term capital        Under normal conditions,
                                 appreciation and         approximately 60% (range
                                 current income           of 50%-70%) of the
                                                          Portfolio's assets will
                                                          be allocated among
                                                          Underlying Stock Funds
                                                          and 40% (range of 30%-
                                                          50%) among Underlying
                                                          Bond Funds
            ----------------------------------------------------------------------
         30/70 Portfolio         Current income, with     Under normal conditions,
                                 long-term                approximately 30% (range
                                 capital appreciation as  of 25%-35%) of the
                                 a                        Portfolio's assets will
                                 secondary objective      be allocated among
                                                          Underlying Stock Funds
                                                          and 70% (range of 65%-
                                                          75%) among Underlying
                                                          Bond Funds

Risk/Return An investor should choose among the Portfolios based on personal Comparison investment objectives, investment time horizon, tolerance for risk and personal financial circumstances. Generally speaking, historical data suggests that the longer the time horizon, the greater the likelihood that the total return of a portfolio that invests primarily in equity securities will be higher than the total return of a portfolio that invests primarily in fixed income securities. However, an equity portfolio is generally subject to higher levels of overall risk and price volatility than a fixed income portfolio and is considered to be a more aggressive investment. Based on these assumptions, the following chart gives some indication of the comparative risk/return potential of the Portfolios according to their equity/fixed income allocation targets and ranges. Note that these assumptions may not be correct in future market conditions and the chart may not accurately predict the actual comparative risk/return of the Portfolios under all market conditions.



                90/10 Portfolio might be suitable for investors that have a relatively long time horizon, seek long-term capital appreciation potential and have a fairly high tolerance for risk and volatility.

                60/40 Portfolio might be suitable for investors that have a medium-range time horizon, seek a balance of long-term capital appreciation potential and income and have medium tolerance for risk and volatility.

                30/70 Portfolio might be suitable for investors that have a shorter time horizon, seek a higher level of income combined with some potential for long-term capital appreciation and have a lower tolerance for risk and volatility.



              It is possible to lose money on investments in the Portfolios.
            While each Portfolio provides a relatively high level of diversification in comparison to most mutual funds, a single Portfolio may not be suitable as a complete investment program. The fact that a Portfolio may have had good performance in the past (for example, during the year ended 1999) is no assurance that the value of the Fund's investments will not decline in the future or will appreciate at a slower rate. An investment in a Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

3 PIMCO Funds: Multi-Manager Series

Asset       PIMCO Advisors L.P. serves as the investment adviser to the
Allocation Portfolios. PIMCO Advisors selects the Underlying Funds in which Strategies the Portfolios may invest. PIMCO Advisors' Asset Allocation
            Committee determines how each Portfolio allocates and reallocates its assets among the Underlying Funds selected by PIMCO Advisors according to the Portfolio's equity/fixed income allocation targets and ranges. The Committee attempts to diversify each Portfolio's assets broadly among the major asset classes and sub-classes represented by the Underlying Funds.

              The major equity asset classes and sub-classes held by the
            Underlying Stock Funds include those categorized by investment style/category (growth, blend, value, enhanced index, sector-related), region (U.S. equities, international developed markets, international emerging markets), and market capitalization (large-cap, mid-cap and small-cap). The major fixed income asset classes and sub-classes held by the Underlying Bond Funds include those categorized by sector/investment specialty (government securities, mortgage-related securities, corporate bonds and inflation-indexed bonds), region (U.S. fixed income, developed foreign fixed income, emerging markets fixed income), credit quality (investment grade/money market, medium grade, high yield), and duration (long-term, intermediate-term and short-term).

              Please see "Underlying Funds" in this Prospectus for a
            description of the Underlying Funds as categorized by their investment styles and main investments.

              The Portfolios may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. Each Portfolio may invest in shares of the same Underlying Funds; however, the percentage of each Portfolio's assets so invested will vary depending on the Portfolio's investment objective. The Asset Allocation Committee does not allocate a Portfolio's assets according to a predetermined blend of particular Underlying Funds. Instead, the Committee meets regularly to determine the mix of Underlying Funds appropriate for each Portfolio by allocating among the asset classes and sub-classes held by the Underlying Funds. When making these decisions, the Committee considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. This data includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing trends and the cost of capital, political trends, data relating to trade balances and labor information. The Committee may also consider proprietary research provided by the investment advisers and sub-advisers of the Underlying Funds.

              The Committee then allocates each Portfolio's assets among the
            Underlying Funds selected by PIMCO Advisors to fill out the asset class and sub-class weightings it has identified according to the Portfolio's equity/fixed income targets and ranges. The Committee has the flexibility to reallocate each Portfolio's assets in varying percentages among any or all of the Underlying Funds selected by PIMCO Advisors based on the Committee's ongoing analyses of the equity and fixed income markets, although these tactical shifts are not expected to be large or frequent in nature.

"Fund of    The term "fund of funds" is used to describe mutual funds, such as
Funds"      the Portfolios, that pursue their investment objectives by
Structure   investing in other mutual funds. The cost of investing in a
and         Portfolio will generally be higher than the cost of investing in a
Expenses    mutual fund that invests directly in individual stocks and bonds.
            By investing in a Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying Funds in which the Portfolio invests in addition to the Portfolio's direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distibutions to shareholders and therefore may increase the amount of taxes payable by shareholders.

Portfolio
Descriptions
and Fees

            The following Portfolio Summaries identify each Portfolio's investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Portfolios begins after the Portfolio Summaries. A fuller discussion of the Portfolios' investment strategies and related information is included under "Investment Objectives and Principal Investment Strategies" in this Prospectus.

                                                                   Prospectus  4

            90/10 Portfolio

--------------------------------------------------------------------------------
Principal
Investments
and          Investment             Allocation
Strategies   Objective              Strategy          Target  Range
             Seeks long-term        Underlying Stock
             capital                 Funds             90%   80%-100%
             appreciation           Underlying Bond
                                     Funds             10%     0%-20%
             Dividend
             Frequency
             At least
             annually


            The Portfolio seeks to achieve its investment objective by normally investing approximately 90% (within a range of 80%--100%) of its assets in Underlying Stock Funds and approximately 10% (within a range of0%--20%) of its assets in Underlying Bond Funds. The Portfolio invests all of its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers. Please see "Asset Allocation Strategies" on page 3 for a summary of how the Asset Allocation Committee allocates and reallocates the Portfolio's assets among particular Underlying Funds.

              The Portfolio may concentrate investments in a particular
            Underlying Fund by investing more than 25% of its assets in that Fund.

              Based on the Portfolio's equity/fixed income allocation
            strategy, it might be suitable for an investor with a relatively long time horizon who seeks long-term capital appreciation potential and has a fairly high tolerance for risk and volatility.

--------------------------------------------------------------------------------
Principal
Risks Allocation Risk The Portfolio's investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds. A principal risk of investing in the Portfolio is that the Asset Allocation Committee's allocation techniques and decisions and/or PIMCO Advisors' selection of Underlying Funds will not produce the desired results, and therefore the Portfolio may not achieve its investment objective.

            Underlying Fund Risks The value of your investment in the Portfolio is directly related to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Portfolio are closely related to the principal risks associated with the Underlying Funds and their investments. Because the Portfolio's allocation among the Underlying Funds will vary, an investment may be subject to any and all of these risks at different times and to different degrees.

            Among the principal risks of the Underlying Funds, which could adversely affect the net asset value, yield and total return of the Portfolio, are:

              .Market Risk          .Derivatives Risk   .Interest Rate Risk
              .Issuer Risk          .Foreign Investment .Credit Risk
              .Value Securities     Risk                .High Yield Risk
              Risk                  .Emerging Markets   .Mortgage Risk
              .Growth Securities    Risk                .Management Risk
              Risk                  .Currency Risk
              .Smaller Company      .Focused Investment
              Risk                  Risk
              .Liquidity Risk       .Leveraging Risk

            Please see "Summary of Principal Risks" following the Portfolio Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Portfolio.

5 PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance The following shows summary performance information for the Information Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual returns compare with the returns of broad-based securities market indices and an index of mutual funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Portfolio's Class A shares, which are offered in a different prospectus. This is because the Portfolio has not offered Institutional Class or Administrative Class shares for a full calendar year. Although Class A, Institutional Class and Administrative Class shares would have similar returns (because all the Portfolio's shares represent interests in the same portfolio of securities), Class A performance would be lower than Institutional Class or Administrative Class performance because of the higher sales charges and/or expenses paid by Class A shares. The returns in the bar chart and the information to its right do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance figures for Class A shares in the Average Annual Total Returns table reflect the impact of sales charges. For periods prior to the inception of Institutional Class and Administrative Class shares (2/26/99), the Average Annual Total Returns table also shows estimated historical performance for those classes based on the performance of the Portfolio's Class A shares. The Class A performance has been adjusted to reflect that there are no sales charges and lower distribution and/or service (12b-1) fees (if any), administrative fees and other expenses paid by Institutional Class and Administrative Class shares. Past performance is no guarantee of future results.

            Calendar Year Total Returns -- Class A


                                                            More Recent Return
                                                            Information
                                                            1/1/00-9/30/00 4.52%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (4th Qtr.
                                                            '99)
                                                                          14.32%
                                                            --------------------
                                                            Lowest (3rd Qtr.
                                                            '99)
                                                                          -3.86%

     [GRAPH]


'99        19.00%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                   Fund Inception
                                                      1 Year       (9/30/98)(/4/)
            ---------------------------------------------------------------------
         Class A                                      12.50%       22.17%
            ---------------------------------------------------------------------
         Institutional Class                          19.80%       28.62%
            ---------------------------------------------------------------------
         Administrative Class                         19.54%       28.33%
            ---------------------------------------------------------------------
         Russell 3000 Index(/1/)                      20.89%       35.92%
            ---------------------------------------------------------------------
         Lipper Multi-Cap Core Funds Average(/2/)     20.63%       35.90%
            ---------------------------------------------------------------------
         Blended Index(/3/)                           20.54%       33.44%
            ---------------------------------------------------------------------

            (1) The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization. It is not possible to invest directly in the index.

            (2) The Lipper Multi-Cap Core Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest in companies with a variety of capitalization ranges, without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.

            (3) The Blended Index represents the blended performance of a hypothetical index developed by PIMCO Advisors made up of 72% Russell 3000 Index, 18% MSCI All Country World ex-U.S. Index and 10% Lehman Brothers Aggregate Bond Index. The Russell 3000 Index is described above. The MSCI All Country World ex-U.S. Index is an unmanaged index of stocks representing both developed and emerging markets but excluding the United States. The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in these indices.

            (4) The Fund began operations on 9/30/98. Index comparisons begin on 9/30/98.

                                                                   Prospectus  6

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Portfolio:
Portfolio

            Shareholder Fees (fees paid directly from your investment)
                                                         None

            Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                                          Other Expenses
                                                 ---------------------------------
                                  Distribution                                     Total Annual
                         Advisory and/or Service Administrative Underlying         Portfolio Operating
         Share Class     Fees     (12b-1) Fees   Fees(/1/)      Fund Expenses(/2/) Expenses(/1/)
            ------------------------------------------------------------------------------------------
         Institutional   None     None           0.15%          0.78%              0.93%
            ------------------------------------------------------------------------------------------
         Administrative  None     0.25%          0.15           0.78               1.13
            ------------------------------------------------------------------------------------------

            (1) The Administrative Fees for the Portfolio do not reflect a voluntary fee waiver of 0.05% currently in effect. While the fee waiver is in effect, actual Administrative Fees will be 0.10%, and Total Annual Portfolio Operating Expenses are estimated to be as follows: Institutional Class - 0.88%; Administrative Class - 1.13%.
            (2) Based on estimated expenses for the current fiscal year.
                Underlying Fund Expenses for the Portfolio are estimated based upon a recent allocation of the Portfolio's assets among Underlying Funds and upon the total annual operating expenses of Institutional Class shares of these Underlying Funds. For a listing of the expenses associated with each Underlying Fund, please see "Management of the Portfolios--Underlying Fund Expenses." Total Annual Portfolio Operating Expenses and the Examples set forth below are based on estimates of the Underlying Fund Expenses the Portfolio will incur. Actual Underlying Fund Expenses for the Portfolio are expected to vary with changes in the allocation of the Portfolio's assets, and may be higher or lower than those shown above.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class           Year 1             Year 3             Year 5             Year 10
            -----------------------------------------------------------------------------------
         Institutional         $ 95               $296               $515               $1,143
            -----------------------------------------------------------------------------------
         Administrative         120                375                649                1,432
            -----------------------------------------------------------------------------------

            Taking into account the Administrative Fees waiver described in footnote (1) above, the Examples for Years 1, 3, 5 and 10, respectively, are as follows: Institutional Class -- $90, $280, $487 and $1,103; Administrative Class -- $115, $359, $621 and
            $1,392.


7 PIMCO Funds: Multi-Manager Series

            60/40 Portfolio



--------------------------------------------------------------------------------

Principal   Investment
Investments Objective              Allocation
Fund                               Strategy          Target  Range
Strategies  Seeks long-term
            capital                Underlying Stock
            appreciation and       Funds             60%     50%-70%
            current income         Underlying Bond
                                   Funds             40%     30%-50%
            Dividend
            Frequency
            Quarterly

            The Portfolio seeks to achieve its investment objective by normally investing approximately 60% (within a range of 50%--70%) of its assets in Underlying Stock Funds and approximately 40% (within a range of 30%--50%) of its assets in Underlying Bond Funds. The Portfolio invests all of its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers. Please see "Asset Allocation Strategies" on page 3 for a summary of how the Asset Allocation Committee allocates and reallocates the Portfolio's assets among particular Underlying Funds.

              The Portfolio may concentrate investments in a particular
            Underlying Fund by investing more than 25% of its assets in that Fund.

              Based on the Portfolio's equity/fixed income allocation
            strategy, it might be suitable for an investor with a medium-range time horizon who seeks a balance of long-term capital appreciation potential and income and has a medium tolerance for risk and volatility.

--------------------------------------------------------------------------------
Principal
Risks Allocation Risk The Portfolio's investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds. A principal risk of investing in the Portfolio is that the Asset Allocation Committee's allocation techniques and decisions and/or PIMCO Advisors' selection of Underlying Funds will not produce the desired results, and therefore the Portfolio may not achieve its investment objective.

            Underlying Fund Risks The value of your investment in the Portfolio is directly related to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Portfolio are closely related to the principal risks associated with the Underlying Funds and their investments. Because the Portfolio's allocation among the Underlying Funds will vary, an investment may be subject to any and all of these risks at different times and to different degrees.

            Among the principal risks of the Underlying Funds, which could adversely affect the net asset value, yield and total return of the Portfolio, are:

              .Market Risk          .Credit Risk        .Emerging Markets
              .Issuer Risk          .High Yield Risk    Risk
              .Value Securities     .Mortgage Risk      .Currency Risk
               Risk                 .Liquidity Risk     .Focused Investment
              .Growth Securities    .Derivatives Risk    Risk
               Risk                 .Foreign Investment .Leveraging Risk
              .Smaller Company       Risk               .Management Risk
               Risk
              .Interest Rate Risk

            Please see "Summary of Principal Risks" following the Portfolio Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Portfolio.


                                                                 Prospectus    8

--------------------------------------------------------------------------------
Performance The following shows summary performance information for the Information Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual returns compare with the returns of broad-based securities market indices and an index of mutual funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Portfolio's Class A shares, which are offered in a different prospectus. This is because the Portfolio has not offered Institutional Class or Administrative Class shares for a full calendar year. Although Class A, Institutional Class and Administrative Class shares would have similar returns (because all the Portfolio's shares represent interests in the same portfolio of securities), Class A performance would be lower than Institutional Class or Administrative Class performance because of the higher sales charges and/or expenses paid by Class A shares. The returns in the bar chart and the information to its right do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance figures for Class A shares in the Average Annual Total Returns table reflect the impact of sales charges. For periods prior to the inception of Institutional Class and Administrative Class shares (2/26/99), the Average Annual Total Returns table also shows estimated historical performance for those classes based on the performance of the Portfolio's Class A shares. The Class A performance has been adjusted to reflect that there are no sales charges and lower distribution and/or service (12b-1) fees (if any), administrative fees and other expenses paid by Institutional Class and Administrative Class shares. Past performance is no guarantee of future results.

            Calendar Year Total Returns -- Class A

                                                            More Recent Return
                                                            Information
                                                            1/1/00-9/30/00 5.18%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (4th Qtr.
                                                            '99)
                                                                           9.40%
                                                            --------------------
                                                            Lowest (3rd Qtr.
                                                            '99)
                                                                          -2.40%

    [GRAPH]

'99       12.03%


                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                  Fund Inception
                                                      1 Year      (9/30/98)(/5/)
            --------------------------------------------------------------------
         Class A                                        5.87%      13.02%
            --------------------------------------------------------------------
         Institutional Class                           12.71%      18.92%
            --------------------------------------------------------------------
         Administrative Class                          12.43%      18.62%
            --------------------------------------------------------------------
         Russell 3000 Index(/1/)                       20.89%      35.92%
            --------------------------------------------------------------------
         Lehman Brothers Aggregate Bond Index(/3/)     -0.82%      -0.39%
            --------------------------------------------------------------------
         Lipper Balanced Fund Average(/3/)              8.79%      16.57%
            --------------------------------------------------------------------
         Blended Index(/4/)                            13.12%      21.30%
            --------------------------------------------------------------------

            (1) The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization. It is not possible to invest directly in the index.
            (2) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index.

            (3) The Lipper Balanced Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. It does not take into account sales charges.

            (4) The Blended Index represents the blended performance of a hypothetical index developed by PIMCO Advisors made up of 48% Russell 3000 Index, 12% MSCI All Country World ex-U.S. Index and 40% Lehman Brothers Aggregate Bond Index. The Russell 3000 Index and Lehman Brothers Aggregate Bond Index are described above. The MSCI All Country World ex-U.S. Index is an unmanaged index of stocks representing both developed and emerging markets but excluding the United States. It is not possible to invest directly in these indices.

            (5) The Fund began operations on 9/30/98. Index comparisons begin on 9/30/98.

9 PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Portfolio:
Portfolio

            Shareholder Fees (fees paid directly from your investment)
                                                         None

            Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                                          Other Expenses
                                                 ---------------------------------
                                  Distribution                                     Total Annual
                         Advisory and/or Service Administrative Underlying         Portfolio Operating
         Share Class     Fees     (12b-1) Fees   Fees(/1/)      Fund Expenses(/2/) Expenses(/1/)
            ------------------------------------------------------------------------------------------
         Institutional   None     None           0.15%          0.67%              0.82%
            ------------------------------------------------------------------------------------------
         Administrative  None     0.25%          0.15           0.67               1.02
            ------------------------------------------------------------------------------------------

            (1) The Administrative Fees for the Portfolio do not reflect a voluntary fee waiver of 0.05% currently in effect. While the fee waiver is in effect, actual Administrative Fees will be 0.10%, and Total Annual Portfolio Operating Expenses are estimated to be as follows: Institutional Class - 0.77%; Administrative Class - 1.02%.
            (2) Based on estimated expenses for the current fiscal year. Underlying Fund Expenses for the Portfolio are estimated based upon a recent allocation of the Portfolio's assets among Underlying Funds and upon the total annual operating expenses of Institutional Class shares of these Underlying Funds. For a listing of the expenses associated with each Underlying Fund, please see "Management of the Portfolios-- Underlying Fund Expenses." Total Annual Portfolio Operating Expenses and the Examples set forth below are based on estimates of the Underlying Fund Expenses the Portfolio will incur. Actual Underlying Fund Expenses for the Portfolio are expected to vary with changes in the allocation of the Portfolio's assets, and may be higher or lower than those shown above.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class           Year 1             Year 3             Year 5             Year 10
            -----------------------------------------------------------------------------------
         Institutional         $ 84               $262               $455               $1,014
            -----------------------------------------------------------------------------------
         Administrative         109                340                590                1,306
            -----------------------------------------------------------------------------------

            Taking into account the Administrative Fees waiver described in footnote (1) above, the Examples for Years 1, 3, 5 and 10, respectively, are as follows: Institutional Class -- $79, $246, $427 and $973; Administrative Class -- $104, $324, $563 and $1,265.

                                                                   Prospectus 10

            30/70 Portfolio

--------------------------------------------------------------------------------

Principal   Investment             Allocation      Target    Range
Investments Objective              Strategy        30%       25%--35%
and         Seeks current          Underlying      70%       65%--75%
Strategies  income, with           Stock Funds
            long-term              Underlying
            capital                Bond Funds
            appreciation as
            a secondary
            objective

            Dividend
            Frequency
            Monthly
            The Portfolio seeks to achieve its investment objective by normally investing approximately 30% (within a range of 25%--35%) of its assets in Underlying Stock Funds and approximately 70% (within a range of 65%--75%) of its assets in Underlying Bond Funds. The Portfolio invests all of its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers. Please see "Asset Allocation Strategies" on page 3 for a summary of how the Asset Allocation Committee allocates and reallocates the Portfolio's assets among particular Underlying Funds.

              The Portfolio may concentrate investments in a particular
            Underlying Fund by investing more than 25% of its assets in that Fund.

              Based on the Portfolio's equity/fixed income allocation
            strategy, it might be suitable for an investor with a shorter time horizon who seeks a higher level of income combined with some potential for long-term capital appreciation and has a lower tolerance for risk and volatility.

--------------------------------------------------------------------------------
Principal
Risks Allocation Risk The Portfolio's investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds. A principal risk of investing in the Portfolio is that the Asset Allocation Committee's allocation techniques and decisions and/or PIMCO Advisors' selection of Underlying Funds will not produce the desired results, and therefore the Portfolio may not achieve its investment objective.

            Underlying Fund Risks The value of your investment in the Portfolio is directly related to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Portfolio are closely related to the principal risks associated with the Underlying Funds and their investments. Because the Portfolio's allocation among the Underlying Funds will vary, an investment may be subject to any and all of these risks at different times and to different degrees.

            Among the principal risks of the Underlying Funds, which could adversely affect the net asset value, yield and total return of the Portfolio, are:

              . Interest Rate    . Value Securities     . Emerging Markets
                Risk               Risk                   Risk
              . Credit Risk      . Growth Securities    . Currency Risk
              . High Yield Risk    Risk                 . Focused
              . Mortgage Risk    . Smaller Company        Investment Risk
              . Market Risk        Risk                 . Leveraging Risk
              . Issuer Risk      . Liquidity Risk       . Management Risk
                                 . Derivatives Risk
                                 . Foreign
                                   Investment Risk

            Please see "Summary of Principal Risks" following the Portfolio Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Portfolio.

11 PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance The following shows summary performance information for the Information Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual returns compare with the returns of broad-based securities market indices and an index of mutual funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Portfolio's Class A shares, which are offered in a different prospectus. This is because the Portfolio has not offered Institutional Class or Administrative Class shares for a full calendar year. Although Class A, Institutional Class and Administrative Class shares would have similar returns (because all the Portfolio's shares represent interests in the same portfolio of securities), Class A performance would be lower than Institutional Class or Administrative Class performance because of the higher sales charges and/or expenses paid by Class A shares. The returns in the bar chart and the information to its right do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance figures for Class A shares in the Average Annual Total Returns table reflect the impact of sales charges. For periods prior to the inception of Institutional Class and Administrative Class shares (2/26/99), the Average Annual Total Returns table also shows estimated historical performance for those classes based on the performance of the Portfolio's Class A shares. The Class A performance has been adjusted to reflect that there are no sales charges and lower distribution and/or service (12b-1) fees (if any), administrative fees and other expenses paid by Institutional Class and Administrative Class shares. Past performance is no guarantee of future results.

            Calendar Year Total Returns -- Class A

                                                            More Recent Return
                                                            Information
                                                            1/1/00-9/30/00 5.78%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (4th Qtr.
                                                            '99)
                                                                           4.74%
                                                            --------------------
                                                            Lowest (1st Qtr.
                                                            '99)
                                                                          -1.43%

    [GRAPH]

'99        4.64%


                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                 Fund Inception
                                                      1 Year     (9/30/98)(/4/)
            -------------------------------------------------------------------
         Class A                                      -0.07%      4.73%
            -------------------------------------------------------------------
         Institutional Class                           5.18%      9.22%
            -------------------------------------------------------------------
         Administrative Class                          4.92%      8.94%
            -------------------------------------------------------------------
         Lehman Brothers Aggregate Bond Index(/1/)    -0.82%     -0.39%
            -------------------------------------------------------------------
         Lipper General Bond Fund Average(/2/)         1.17%      2.88%
            -------------------------------------------------------------------
         Blended Index(/3/)                            6.00%     10.04%
            -------------------------------------------------------------------

            (1) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index.

            (2) The Lipper General Bond Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that intend to keep most of their assets in corporate and government debt issues and do not have any quality or maturity restrictions. It does not take into account sales charges.

            (3) The Blended Index represents the blended performance of a hypothetical index developed by PIMCO Advisors made up of 24% Russell 3000 Index, 6% MSCI All Country World ex-U.S. Index and 70% Lehman Brothers Aggregate Bond Index. The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization. The MSCI All Country World ex-U.S. Index is an unmanaged index of stocks representing both developed and emerging markets but excluding the United States. The Lehman Brothers Aggregate Bond Index is described above. It is not possible to invest directly in these indices.

            (4) The Fund began operations on 9/30/98. Index comparisons begin on 9/30/98.

                                                                   Prospectus 12

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Portfolio:
Portfolio

            Shareholder Fees (fees paid directly from your investment)
                                                         None

            Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                                          Other Expenses
                                                 ---------------------------------
                                  Distribution                                     Total Annual
                         Advisory and/or Service Administrative Underlying         Portfolio Operating
         Share Class     Fees     (12b-1) Fees   Fees(/1/)      Fund Expenses(/2/) Expenses(/1/)
            ------------------------------------------------------------------------------------------
         Institutional   None     None           0.15%          0.56%              0.71%
            ------------------------------------------------------------------------------------------
         Administrative  None     0.25%          0.15           0.56               0.96
            ------------------------------------------------------------------------------------------

            (1) The Administrative Fees for the Portfolio do not reflect a voluntary fee waiver of 0.05% currently in effect. While the fee waiver is in effect, actual Administrative Fees will be 0.10%, and Total Annual Portfolio Operating Expenses are estimated to be as follows: Institutional Class - 0.66%; Administrative Class - 0.91%.
            (2) Based on estimated expenses for the current fiscal year. Underlying Fund Expenses for the Portfolio are estimated based upon a recent allocation of the Portfolio's assets among Underlying Funds and upon the total annual operating expenses of Institutional Class shares of these Underlying Funds. For a listing of the expenses associated with each Underlying Fund, please see "Management of the Portfolios-- Underlying Fund Expenses." Total Annual Portfolio Operating Expenses and the Examples set forth below are based on estimates of the Underlying Fund Expenses the Portfolio will incur. Actual Underlying Fund Expenses for the Portfolio are expected to vary with changes in the allocation of the Portfolio's assets, and may be higher or lower than those shown above.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class           Year 1             Year 3             Year 5             Year 10
            -----------------------------------------------------------------------------------
         Institutional         $73                $227               $395               $   883
            -----------------------------------------------------------------------------------
         Administrative         98                 306                531                 1,178
            -----------------------------------------------------------------------------------

            Taking into account the Administrative Fees waiver described in footnote (1) above, the Examples for Years 1, 3, 5 and 10, respectively, are as follows: Institutional Class -- $67, $211, $367 and $842; Administrative Class -- $93, $290, $503 and $1,138.

13 PIMCO Funds: Multi-Manager Series

            Summary of Principal Risks

            The value of an investment in a Portfolio changes with the values of that Portfolio's investments in the Underlying Funds. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Portfolio's investments as a whole are called "principal risks." The principal risks of each Portfolio are identified in the Portfolio Summaries beginning on page 5 and are summarized in this section. There is no guarantee that a Portfolio will be able to achieve its investment objective.

            Allocation Risk

            Each Portfolio's investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds according to the Portfolio's equity/fixed income allocation targets and ranges. A principal risk of investing in each Portfolio is that PIMCO Advisors' Asset Allocation Committee will make less than optimal or poor asset allocation decisions and/or that PIMCO Advisors will make less than optimal decisions in selecting the Underlying Funds in which the Portfolios invest. The Committee attempts to identify asset classes and sub-classes represented by the Underlying Funds that will provide consistent, quality performance for the Portfolios, but there is no guarantee that the Committee's allocation techniques will produce the desired results. It is possible that the Committee and/or PIMCO Advisors will focus on Underlying Funds that perform poorly or underperform other available Funds under various market conditions. You could lose money on your investment in a Portfolio as a result of these allocation decisions.

            Underlying Fund Risks

            Because each Portfolio invests all of its assets in Underlying Funds, the risks associated with investing in the Portfolios are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of a Portfolio to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

              Each Portfolio's net asset value will fluctuate in response to changes in the net asset values of the Underlying Funds in which it invests. The extent to which the investment performance and risks associated with a particular Portfolio correlate to those of a particular Underlying Fund will depend upon the extent to which the Portfolio's assets are allocated from time to time for investment in the Underlying Fund, which will vary. A Portfolio's investment in a particular Underlying Fund may and in some cases is expected to exceed 25% of its assets. To the extent that a Portfolio invests a significant portion of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with that Fund.

              The following summarizes principal risks associated with
            investments in the Underlying Funds and, indirectly, with your investment in a Portfolio. Each Underlying Fund may be subject to additional principal risks other than those described below because the types of investments made by an Underlying Fund can change over time. The summary is not intended to be exhaustive. For a more complete description of these risks and the securities and investment techniques used by the Underlying Funds, please refer to the Statement of Additional Information and the Underlying Fund prospectuses, which are incorporated herein by reference and are available free of charge by telephoning the Trust at 1-800-927-4648.

Market      The market price of securities owned by an Underlying Fund may go
Risk        up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities and the Underlying Stock
            Funds are particularly sensitive to these market risks.

Issuer
Risk
            The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

                                                                   Prospectus 14

Value
Securities  Each Underlying Stock Fund may invest in companies that may not be
Risk expected to experience significant earnings growth, but whose securities the Fund's portfolio manager believes are selling at a price lower than their true value. PIMCO Equity Income, Renaissance, Value, Small-Cap Value, Capital Appreciation, Mid-Cap and Micro-Cap Funds and PIMCO Allianz Select International Fund place particular emphasis on value securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Growth
Securities  Each Underlying Stock Fund may invest in equity securities of
Risk companies that its portfolio manager believes will experience relatively rapid earnings growth. PIMCO Growth, Target, Opportunity, Capital Appreciation, Mid-Cap, Micro-Cap and Innovation Funds and PIMCO Allianz Select International Fund place particular emphasis on growth securities. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller
Company     The general risks associated with equity securities and liquidity
Risk        risk are particularly pronounced for securities of companies with market capitalizations that are small compared to other publicly traded companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities.
            They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. PIMCO
            Opportunity, Micro-Cap, Small-Cap Value and Innovation Funds generally have substantial exposure to this risk. PIMCO Target and Mid-Cap Funds and PIMCO Allianz Select International Fund also have significant exposure to this risk because they invest substantial assets in companies with medium-sized market capitalizations, which are smaller and generally less-seasoned than the largest companies. Smaller company risk also applies to fixed income securities issued by smaller companies and may affect certain investments of the Underlying Bond Funds.

Liquidity
Risk        Many of the Underlying Funds are subject to liquidity risk.
            Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling out of these illiquid securities at an advantageous time or price. Underlying Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Many of the Underlying Funds may, but are not required to, use a
Risk number of derivative instruments for risk management purposes or as part of their investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements. An Underlying Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Also, an Underlying Fund's portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed.

              A description of the various derivative instruments in which the
            Underlying Funds may invest and the risks associated with each instrument is included in the Underlying Fund prospectuses and in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Underlying Funds.

              Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

              Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.


15 PIMCO Funds: Multi-Manager Series

              Liquidity Risk Liquidity risk exists when a particular
            derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

              Leveraging Risk Because many derivatives have a leverage
            component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When an Underlying Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leveraging risk, the Underlying Funds observe asset segregation requirements to cover their obligations under derivative instruments.

              Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that an Underlying Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory considerations.

              Market and Other Risks Like most other investments, derivative instruments are subject to the general risk that the market value of the instrument will change in a way detrimental to an Underlying Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for an Underlying Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments of an Underlying Fund. An Underlying Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

              Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to an Underlying Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, an Underlying Fund's use of derivatives may also cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

Foreign
(non-       Many Underlying Funds (in particular, PIMCO International,
U.S.)       Structured Emerging Markets, Tax-Efficient Structured Emerging
Investment  Markets, Global Bond, Foreign Bond and Emerging Markets Bond Funds
Risk        and PIMCO Allianz Select International Fund) invest in securities of foreign issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). These Funds may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets.

              The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect an Underlying Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that an Underlying Fund invests a significant portion of its assets in a narrowly defined geographic area such as Eastern Europe, South Africa or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments. Adverse conditions in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to an Underlying Fund's investment in foreign securities.


                                                                   Prospectus 16

              Certain Underlying Bond Funds may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

Emerging    Certain Underlying Funds (in particular, PIMCO Structured Emerging
Markets     Markets, Tax-Efficient Structured Emerging Markets and Emerging
Risk        Markets Bond Funds) may invest in the securities of issuers based in countries with developing or "emerging market" economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency
Risk Many Underlying Funds may invest directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies. To the extent that they do so, these Funds are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. PIMCO Global Bond, Foreign Bond, Emerging Markets Bond, International, Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds and PIMCO Allianz Select International Fund are particularly sensitive to currency risk. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and its effect on the value of European currencies as well as securities denominated in local European currencies. These and other currencies in which Underlying Fund assets are denominated may be devalued against the U.S. dollar, resulting in a loss to such Funds.

Focused
Investment  Focusing Fund investments in a small number of issuers, industries
Risk or foreign currencies increases risk. PIMCO Global Bond, Foreign Bond and Emerging Markets Bond Funds are "non-diversified," which means that they invest in a smaller number of issuers than diversified mutual funds. Other Underlying Funds also normally invest in a relatively small number of issuers. In addition, many Underlying Bond Funds may invest a substantial portion of their assets in the bonds of similar projects or from issuers in the same state. To the extent that they focus their investments, the Underlying Funds may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Underlying Fund's net asset value. Some of those investments also may present substantial credit or other risks. PIMCO International, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets, Global Bond, Foreign Bond and Emerging Markets Bond Funds and PIMCO Allianz Select International Fund may be subject to increased risk to the extent they focus their assets in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the U.S., because companies in these areas may share common characteristics and are often subject to similar business risks and regulatory burdens, and their securities may react similarly to economic, market, political or other developments. Similarly, PIMCO Innovation Fund is vulnerable to events affecting companies which use innovative technologies to gain a strategic, competitive advantage in their industry and companies that provide and service those technologies because it normally concentrates its investments in those companies. Also, the Underlying Funds may from time to time have greater risk to the extent they invest a substantial portion of their assets in companies in related industries such as "technology" or "financial and business services," which may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to economic, market, political or other developments.

             Although each Portfolio normally invests in a number of different
            Underlying Funds, to the extent that a Portfolio concentrates a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Fund and any investments in which that Fund concentrates.

Leveraging
Risk Leverage, including borrowing, will cause the value of an Underlying Fund's shares to be more volatile that if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. Certain Underlying Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. An Underlying Fund's use of derivatives may also involve leverage. The use of leverage may also cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.


17 PIMCO Funds: Multi-Manager Series

Interest    All of the Underlying Funds that invest in fixed income
Rate Risk   securities, and particularly the Underlying Bond Funds, are subject to interest rate risk. Changes in the market values of fixed income securities are largely a function of changes in the current level of interest rates. The value of an Underlying Fund's investments in fixed income securities will typically change as the level of interest rates fluctuate. During periods of declining interest rates, the value of fixed income securities generally rise. Conversely, during periods of rising interest rates, the value of fixed income securities generally decline.

             "Duration" is one measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Accordingly, Underlying Bond Funds with longer average portfolio durations (e.g., PIMCO Long-Term U.S. Government Fund) will generally be more sensitive to changes in interest rates than Funds with shorter average portfolio durations (e.g., PIMCO Money Market, Short-Term and Low Duration Funds). Also, some portfolios (e.g., those with mortgage-backed and other prepayable securities) have changing durations and may have increasing durations precisely when that is least advantageous (i.e., when interest rates are rising).

             Many Underlying Funds, including most of the Underlying Bond
            Funds, may invest in securities that are particularly sensitive to fluctuations in prevailing interest rates and have relatively high levels of interest rate risk. These include various mortgage-related securities (for instance, the interest-only or "IO" class of a stripped mortgage-backed security) and "zero coupon" securities (fixed income securities, including certain U.S. Government securities, that do not make periodic interest payments and are purchased at a discount from their value at maturity).

Credit      All of the Underlying Funds are subject to credit risk. This is
Risk        the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflecting in credit ratings provided by rating agencies such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's
            Ratings Services ("S&P").

             The Underlying Funds that invest in fixed income securities
            (particularly the Underlying Bond Funds) are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the Underlying Fund's share price and income level. Nearly all fixed income securities are subject to some credit risk, whether the issuers of the securities are corporations, states and local governments or foreign governments. Even certain U.S. Government securities are subject to credit risk.

High
Yield       High yield securities (commonly known as "junk bonds") are fixed
Risk        income securities rated lower than Baa by Moody's or BBB by S&P, or unrated securities determined to be of comparable quality.
            Underlying Bond Funds which invest in high yield securities (in particular, PIMCO High Yield and Emerging Markets Bond Funds) may be subject to greater levels of interest rate, credit and liquidity risk than Funds that invest exclusively in higher quality fixed income securities (e.g., PIMCO Money Market and Long-Term U.S. Government Funds). These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments (credit risk).
            These securities may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed income securities. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce an Underlying Bond Fund's ability to sell them (liquidity risk).

Mortgage    Most of the Underlying Bond Funds may invest in mortgage-related
Risk        securities. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is sometimes referred to as extension risk. In addition, mortgage-related securities may involve special risks relating to unanticipated rates of prepayment on the mortgages underlying the securities. This is sometimes referred to as prepayment risk. Declining interest rates may tend to increase prepayments, and these prepayments would have to be reinvested at the then-prevailing lower interest rates.
            Therefore, an Underlying Fund that holds mortgage-related securities may have less potential for capital appreciation during periods of declining interest rates than Funds that invest in other types of fixed income securities of similar maturities.

                                                                  Prospectus 18

Management
Risk Each Underlying Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO Advisors, Pacific Investment Management Company LLC ("Pacific Investment Management Company"), and the sub-advisers and individual portfolio managers of the Underlying Funds will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that they will produce the desired results.

A Note on
PIMCO       Each Portfolio may invest in PIMCO StocksPLUS Fund. While the
StocksPLUS  investment objective of that Fund is to achieve a total return
Fund        which exceeds the total return performance of the S&P 500 Index, it does so by investing substantially all of its assets in a combination of equity-based (S&P 500 Index) derivative instruments, backed by a portfolio of fixed income securities.
            Consequently, the risks of investing in the Fund include derivatives risk and the risks generally associated with the Underlying Bond Funds. To the extent that the Fund invests in S&P
            500 Index derivatives backed by a portfolio of fixed income securities, under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and fixed income securities are declining, the Fund may experience greater losses than would be the case if it were to invest directly in a portfolio of S&P 500 Index stocks.

19 PIMCO Funds: Multi-Manager Series

            Investment Objectives and Principal Investment Strategies

            The investment objective and principal investment strategies of each Portfolio are described below. There can be no assurance that the investment objective of any Portfolio will be achieved. Because the market value of each Portfolio's investments will change, the net asset value per share of each Portfolio will also vary.

             The Portfolios are intended for investors who prefer to have their asset allocation decisions made by professional money managers. Each Portfolio seeks to achieve its investment objective by investing within specified equity and fixed income ranges among the Underlying Funds. Each Underlying Fund is a series of the Trust or PIMCO Funds: Pacific Investment Management Series and is managed by PIMCO Advisors and/or its affiliates.

Portfolio   90/10 Portfolio seeks long-term capital appreciation. Under normal
Descriptionsconditions, approximately 90% of the Portfolio's assets will be allocated among Underlying Stock Funds and 10% among Underlying
            Bond Funds.

            60/40 Portfolio seeks long-term capital appreciation and current income. Under normal conditions, approximately 60% of the Portfolio's assets will be allocated among Underlying Stock Funds and 40% among Underlying Bond Funds.

            30/70 Portfolio seeks current income. Long-term capital appreciation is a secondary objective. Under normal conditions, approximately 30% of the Portfolio's assets will be allocated among Underlying Stock Funds and 70% among Underlying Bond Funds.

             PIMCO Advisors serves as the investment adviser to the Portfolios and selects the Underlying Funds in which the Portfolios may invest. PIMCO Advisors' Asset Allocation Committee determines how each Portfolio allocates and reallocates its assets among the Underlying Funds selected by PIMCO Advisors according to the Portfolio's equity/fixed income allocation targets and ranges. Please see "Asset Allocation Strategies" in the Summary Information section above for a description of the allocation strategies and techniques used by the Committee. The table below illustrates the equity and fixed income allocation targets and typical ranges for each Portfolio under normal market conditions.

             Equity and Fixed Income Targets and Ranges
             (as a percentage of each Portfolio's total investments)

                                                             Typical
           PIMCO Funds                            Target     Allocation
           Asset Allocation Series                Allocation Range
               --------------------------------------------------------
           90/10 Portfolio
            Equity--Underlying Stock Funds        90%        80% - 100%
            Fixed Income--Underlying Bond Funds*  10%         0% -  20%
               --------------------------------------------------------
           60/40 Portfolio
            Equity--Underlying Stock Funds        60%        50% -  70%
            Fixed Income--Underlying Bond Funds*  40%        30% -  50%
               --------------------------------------------------------
           30/70 Portfolio
            Equity--Underlying Stock Funds        30%        25% -  35%
            Fixed Income--Underlying Bond Funds*  70%        65% -  75%

              * The Fixed Income portion may include a money market component through investments in PIMCO Money Market Fund.


              Each Portfolio invests all of its assets in Underlying Funds and may invest in any or all of the Funds. However, it is expected that a Portfolio will invest in only some of the Underlying Funds at any particular time. A Portfolio's investment in a particular Underlying Fund may exceed 25% of the Portfolio's total assets. To the extent that a Portfolio invests a significant portion of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with that Fund. The particular Underlying Funds in which each Portfolio may invest, the equity and fixed income allocation targets and ranges specified above, and the percentage of each Portfolio's assets invested from time to time in any Underlying Fund or combination of Funds may be changed from time to time without the approval of the Portfolio's shareholders. Each Portfolio is also subject to certain investment restrictions that are described under "Investment Restrictions" in the Statement of Additional Information.

                                                                   Prospectus 20

Equity      The equity portion of each Portfolio will be allocated among a
Portion     number of Underlying Stock Funds which represent a broad range of
of the      equity-based asset classes and sub-classes and a variety of
Portfolios  investment objectives and strategies. By allocating assets among these Funds, the equity portions of the Portfolios can be diversified in multiple ways, including the following:

            By Investment Style/Category
              .Growth
              .Blend (Broad Market)
              .Value
              .Enhanced Index
              .Sector-Related

            By Region
              .U.S. Equities
              .International Developed Markets Equities
              .International Emerging Markets Equities

            By Size
              .Large-Cap
              .Mid-Cap
              .Small-Cap

            For a description of the Underlying Stock Funds and their investment objectives and strategies, please see "Underlying Funds."


Fixed       The fixed income portion of each Portfolio will be allocated among
Income      a number of Underlying Bond Funds which represent a broad range of
Portion     fixed income-based asset classes and sub-classes and a variety of
of the      investment objectives and strategies. By allocating assets among
Portfolios  these Funds, the fixed income portions of the Portfolios can be diversified in multiple ways, including the following:

            By Sector/Investment Specialty
              .Governments
              .Mortgages
              .Corporate
              .Inflation-Indexed

            By Region
              .U.S. Fixed Income
              .Developed Foreign Fixed Income
              .Emerging Markets Fixed Income

            By Credit Quality
              .Investment Grade/Money Market
              .Medium Grade
              .High Yield

            By Duration
              .Long-Term
              .Intermediate-Term
              .Short-Term

            For a description of the Underlying Bond Funds and their investment objectives and strategies, please see "Underlying Funds."

Temporary   In response to unfavorable market and other conditions, each
Defensive   Portfolio may invest up to 100% of its assets in PIMCO Money
Strategies  Market Fund (and may deviate from its asset allocation range) for temporary defensive purposes. A Portfolio may also borrow money for temporary or emergency purposes. These temporary strategies would be inconsistent with the Portfolio's investment objective and principal investment strategies and may adversely affect the Portfolio's ability to achieve its investment objective.

21 PIMCO Funds: Multi-Manager Series

Portfolio   A change in the securities held by a Portfolio is known as
Turnover    "portfolio turnover." Because PIMCO Advisors does not expect to reallocate the Portfolios' assets among the Underlying Funds on a frequent basis, the portfolio turnover rates for the Portfolios are expected to be modest (i.e., less than 25%) in comparison to most mutual funds. However, the Portfolios' indirectly bear the expenses associated with portfolio turnover of the Underlying
            Funds, a number of which have fairly high portfolio turnover rates
            (i.e., in excess of 100%). High portfolio turnover involves correspondingly greater expenses to an Underlying Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Shareholders in the Portfolios may also bear expenses directly or indirectly through sales of securities held by the Portfolios and the Underlying Funds which result in realization of taxable capital gains. To the extent such gains relate to securities held for twelve months or less, such gains will be short-term capital gains taxed at ordinary income tax rates when distributed to shareholders who are individuals. The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio's performance and the return to shareholders.


Changes     The investment objective, the equity/fixed income allocation
in          targets and ranges, and, unless otherwise noted, other investment
Investment policies of each Portfolio described in this Prospectus may be Objectives changed by the Board of Trustees without shareholder approval. If
and         there is a change in a Portfolio's investment objective,
Policies    allocation target or range, or other investment policies,
            shareholders should consider whether the Portfolio remains an appropriate investment in light of their then current financial positions and needs.

                                                                   Prospectus 22

            Underlying Funds

            Each Portfolio invests all of its assets in Underlying Funds. Accordingly, each Portfolio's investment performance depends upon a favorable allocation among the Underlying Funds as well as the ability of the Underlying Funds to achieve their objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved. Shares of the Underlying Funds are not offered in this Prospectus.

Advisory
ArrangementsPIMCO Advisors serves as investment adviser for each of the
for the     Underlying Stock Funds, except that its affiliate, Pacific
Underlying  Investment Management Company, is the sole investment adviser to
Funds       PIMCO StocksPLUS Fund. The PIMCO Equity Advisors division of PIMCO
            Advisors manages the investments of several of the Underlying
            Stock Funds. PIMCO Advisors retains sub-advisory firms to manage the portfolios of other Underlying Stock Funds. These firms include PIMCO/Allianz International Advisors LLC, Cadence Capital
            Management, NFJ Investment Group and Parametric Portfolio
            Associates, each of which is an affiliate of PIMCO Advisors, and Blairlogie Capital Management, which is not an affiliate. Pacific
            Investment Management Company is the sole investment adviser to each of the Underlying Bond Funds. For a complete description of the advisory and sub-advisory arrangements for the Underlying
            Funds, please see the Statement of Additional Information and the Underlying Fund prospectuses, which are incorporated herein by reference and are available free of charge by telephoning the Trust at 1-800-927-4648.

Underlying  The following provides a concise description of the investment
Stock       objective, main investments and other information about each
Funds       Underlying Stock Fund. For a complete description of these Funds, please see the Underlying Fund prospectuses, which are incorporated herein by reference and are available free of charge by telephoning the Trust at 1-800-927-4648.

                                                                                     Approximate
               PIMCO                Investment            Main                       Number of
               Fund                 Objective             Investments                Holdings
 ---------------------------------------------------------------------------------------------------
  Growth Stock Growth               Long-term growth of   Common stocks of           35-40
  Funds                             capital;              companies with market
                                    income is an          capitalizations of at
                                    incidental            least $5 billion
                                    consideration
               -------------------------------------------------------------------------------------
               Target               Capital appreciation; Common stocks of           40-60
                                    no                    companies with market
                                    consideration is      capitalizations of
                                    given to income       between $1 billion and
                                                          $10 billion
               -------------------------------------------------------------------------------------
               Opportunity          Capital appreciation; Common stocks of           60-100
                                    no                    companies with market
                                    consideration is      capitalizations of
                                    given to income       between $100 million and
                                                          $2 billion
 ---------------------------------------------------------------------------------------------------
  Blend Stock  Capital Appreciation Growth of capital     Common stocks of           60-100
  Funds                                                   companies with market
                                                          capitalizations of at
                                                          least $1 billion that
                                                          have improving
                                                          fundamentals and whose
                                                          stock is reasonably
                                                          valued by the market
               -------------------------------------------------------------------------------------
               Mid-Cap              Growth of capital     Common stocks of           60-100
                                                          companies with market
                                                          capitalizations of more
                                                          than $500 million
                                                          (excluding the largest
                                                          200 companies) that have
                                                          improving fundamentals
                                                          and whose stock is
                                                          reasonably valued by the
                                                          market
               -------------------------------------------------------------------------------------
               Micro-Cap            Long-term growth of   Common stocks of           60-100
                                    capital               companies with market
                                                          capitalizations of less
                                                          than $250 million that
                                                          have improving
                                                          fundamentals and whose
                                                          stock is reasonably
                                                          valued by the market

23 PIMCO Funds: Multi-Manager Series

                                                                                           Approximate
                 PIMCO                    Investment            Main                       Number of
                 Fund                     Objective             Investments                Holdings
 ---------------------------------------------------------------------------------------------------------
  Value Stock    Equity Income            Current income as a   Income-producing common      40-50
  Funds                                   primary objective;    stocks of companies with
                                          long-term growth of   market capitalizations
                                          capital is a          of more than $2 billion
                                          secondary objective
                 -----------------------------------------------------------------------------------------
                 Renaissance              Long-term growth of   Common stocks of             50-80
                                          capital and income    companies with below-
                                                                average valuations whose
                                                                business fundamentals
                                                                are expected to improve
                 -----------------------------------------------------------------------------------------
                 Value                    Long-term growth of   Common stocks of              40
                                          capital and income    companies with market
                                                                capitalizations of more
                                                                than $5 billion and
                                                                below average valuations
                                                                whose business
                                                                fundamentals are
                                                                expected to improve
                 -----------------------------------------------------------------------------------------
                 Small-Cap Value          Long-term growth of   Common stocks of              100
                                          capital and income    companies with market
                                                                capitalizations of
                                                                between $100 million and
                                                                $1.5 billion and below-
                                                                average price-to-
                                                                earnings ratios relative
                                                                to the market and their
                                                                industry groups
 ---------------------------------------------------------------------------------------------------------
  Enhanced Index Tax-Efficient Equity     Maximum after-tax     A broadly diversified      More than
  Stock Funds                             growth of capital     portfolio of at least         200
                                                                200 common stocks of
                                                                companies represented in
                                                                the S&P 500 Index with
                                                                market capitalizations
                                                                of more than $5 billion
                 -----------------------------------------------------------------------------------------
                 Enhanced Equity          A total return which  Common stocks               100-200
                                          equals or exceeds the represented in the S&P
                                          total return          500 Index with market
                                          performance of an     capitalizations of more
                                          index (currently the  than $5 billion
                                          S&P 500 Index) that
                                          represents the
                                          performance of a
                                          reasonably broad
                                          spectrum of common
                                          stocks that are
                                          publicly traded in
                                          the U.S.
                 -----------------------------------------------------------------------------------------
                 StocksPLUS               Total return that     S&P 500 stock index           N/A
                                          exceeds that of the   derivatives backed by a
                                          S&P 500 Index         portfolio of short-term
                                                                fixed income securities
 ---------------------------------------------------------------------------------------------------------
  International  International            Capital appreciation  Common stocks of foreign    200-250
  Stock Funds                             through investment in (non-U.S.) issuers
                                          an international      (developed and emerging
                                          portfolio; income is  markets) with market
                                          an incidental         capitalizations of more
                                          consideration         than $500 million
                 -----------------------------------------------------------------------------------------
                 Select International     Capital appreciation  Common stocks of             30-60
                                                                companies located
                                                                outside of the United
                                                                States with market
                                                                capitalizations of more
                                                                than $1 billion
                 -----------------------------------------------------------------------------------------
                 Structured Emerging      Long-term growth of   Common stocks of           More than
                 Markets                  capital               companies located in, or      300
                                                                whose principal business
                                                                operations are based in,
                                                                emerging markets
                 -----------------------------------------------------------------------------------------
                 Tax-Efficient Structured Long-term growth of   Common stocks of           More than
                 Emerging Markets         capital. The Fund     companies located in, or      300
                                          also seeks to achieve whose principal business
                                          higher after-tax      operations are based in,
                                          returns for its       emerging markets
                                          shareholders by using
                                          a variety of tax-
                                          efficient management
                                          strategies
 ---------------------------------------------------------------------------------------------------------
  Sector-Related Innovation               Capital appreciation; Common stocks of              40
  Stock Funds                             no consideration is   technology-related
                                          given to income       companies with market
                                                                capitalizations of more
                                                                than $200 million


                                                                   Prospectus 24

Underlying  The investment objective of each Underlying Bond Fund (except as
Bond        provided below) is to seek to realize maximum total return,
Funds       consistent with preservation of capital and prudent investment management. The "total return" sought by most of the Underlying
            Bond Funds will consist of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The investment objective of PIMCO Real Return Bond Fund is to seek to realize maximum real return, consistent with preservation of real capital and prudent investment management. "Real return" is a measure of the change in purchasing power of money invested in a particular investment after adjusting for inflation. The investment objective of each of PIMCO Money Market Fund and PIMCO Short-Term Fund is to seek to obtain maximum current income, consistent with preservation of capital and daily liquidity. PIMCO Money Market
            Fund also attempts to maintain a stable net asset value of $1.00 per share, although there can be no assurance that it will be successful in doing so.

             The following provides a concise description of the main
            investments of and other information relating to each Underlying Bond Fund. For a complete description of these Funds, please see the Underlying Fund prospectus for PIMCO Funds: Pacific Investment Management Series, which is incorporated herein by reference and is available free of charge by telephoning the Trust at 1-800-927-4648.

                                                                                                               Non-U.S. Dollar
                                                                                                               Denominated
                         PIMCO Fund        Main Investments           Duration         Credit Quality(/1/)     Securities(/2/)
             --------------------------------------------------------------------------------------------------------
          Short          Money Market      Money market instruments   (greater than    Min 95% Aaa or          0%
          Duration Bond                                               or equal to)     Prime 1;
          Funds                                                       90 days          (greater than
                                                                      dollar-weighted  or equal to) 5%
                                                                      average maturity Aa or Prime 2
                      ------------------------------------------------------------------------------------------
                         Short-Term        Money market instruments   0-1 yr           B to Aaa; max 10%       0-5%
                                           and                                         below Baa
                                           short maturity fixed
                                           income
                                           securities
                      ------------------------------------------------------------------------------------------
                         Low Duration      Short maturity fixed       1-3 yrs          B to Aaa; max 10%       0-20%
                                           income                                      below Baa
                                           securities
             --------------------------------------------------------------------------------------------------------
          Intermediate   Moderate Duration Short and intermediate     2-5 yrs          B to Aaa; max 10%       0-20%
          Duration                         maturity                                    below Baa
          Bond Funds                       fixed income securities
                      ------------------------------------------------------------------------------------------
                         Total Return      Intermediate maturity      3-6 yrs          B to Aaa; max 10%       0-20%
                                           fixed                                       below Baa
                                           income securities
                      ------------------------------------------------------------------------------------------
                         Total Return II   Intermediate maturity      3-6 yrs          Baa to Aaa              0%
                                           fixed
                                           income securities with
                                           quality
                                           and non-U.S. issuer
                                           restrictions
             --------------------------------------------------------------------------------------------------------
          Long Duration  Long-Term U.S.    Long-term maturity fixed   (greater than    A to Aaa                0%
          Bond Funds     Government        income                     or equal to)
                                           securities                 8 yrs
             --------------------------------------------------------------------------------------------------------
          International  Global Bond       U.S. and non-U.S.          3-7 yrs          B to Aaa; max 10%       25-75%
          Bond Funds                       intermediate                                below Baa
                                           maturity fixed income
                                           securities
                      ------------------------------------------------------------------------------------------
                         Foreign Bond      Intermediate maturity      3-7 yrs          B to Aaa; max 10%       (less
                                           hedged                                      below Baa               than or
                                           non-U.S. fixed income                                               equal to)
                                           securities                                                          85%
                      ------------------------------------------------------------------------------------------
                         Emerging Markets  Emerging market fixed      0-8 yrs          B to Aaa                (less
                         Bond              income                                                              than or
                                           securities                                                          equal to)
                                                                                                               80%
             --------------------------------------------------------------------------------------------------------
          High Yield     High Yield        Higher yielding fixed      2-6 yrs          B to Aaa; min 65%       0-15%
          Bond Funds                       income                                      below Baa
                                           securities
             --------------------------------------------------------------------------------------------------------
          Inflation      Real Return Bond  Inflation-indexed fixed    N/A              B to Aaa; max 10%       0-20%
          Indexed Bond                     income                                      below Baa
          Funds                            securities

            1. As rated by Moody's Investors Service, Inc., or equivalently rated by Standard & Poor's Ratings Services, or if unrated, de-termined by Pacific Investment Management Company to be of compa-rable quality.

            2. Percentage limitations relate to non-U.S. dollar-denominated securities for all Underlying Bond Funds except PIMCO Global Bond, Foreign Bond and Emerging Markets Bond Funds. Percentage limitations for these three Funds relate to securities of non-U.S. issuers, denominated in any currency. For the PIMCO High Yield Fund, the percentage limitation relates to euro-denominated securities. Each Underlying Bond Fund (except PIMCO Total Return II and Long-Term U.S. Government Funds) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.

              Each Underlying Bond Fund invests at least 65% of its assets in the following types of securities, which, unless provided above, may be issued by domestic or foreign entities and denominated in U.S. dollars or foreign currencies: securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); corporate debt securities, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities.

25 PIMCO Funds: Multi-Manager Series

Other       In addition to purchasing the securities listed above under "Main
Investment  Investments," some or all of the Underlying Funds may to varying
Practices   extents: lend portfolio securities; enter into repurchase
of the      agreements and reverse repurchase agreements; purchase and sell
Underlying  securities on a when-issued or delayed delivery basis; enter into
Funds       forward commitments to purchase securities; purchase and write call and put options on securities and securities indexes; enter into futures contracts, options on futures contracts and swap agreements; invest in foreign securities; and buy or sell foreign currencies and enter into forward foreign currency contracts.
            These and the other types of securities and investment techniques used by the Underlying Funds all have attendant risks. The
            Portfolios are indirectly subject to some or all of these risks to varying degrees because they invest all of their assets in the Underlying Funds. For further information concerning the investment practices of and risks associated with the Underlying
            Funds, please see "Investment Objectives and Policies" in the Statement of Additional Information and the Underlying Fund prospectuses, which are incorporated herein by reference and are available free of charge by telephoning the Trust at 1-800-927-
            4648.

Additional
Underlying Funds
            In addition to the Funds listed above, a Portfolio may invest in additional Underlying Funds, including those that may become available for investment in the future, at the discretion of PIMCO Advisors and without shareholder approval.

            Other Risk Information

Potential   PIMCO Advisors has broad discretion to allocate and reallocate the
Conflicts   Portfolios' assets among the Underlying Funds consistent with the
of          Portfolios' investment objectives and policies and asset
Interest    allocation targets and ranges. Although PIMCO Advisors does not charge an investment advisory fee for its asset allocation services, PIMCO Advisors and its affiliates indirectly receive fees (including investment advisory and administrative fees) from the Underlying Funds in which the Portfolios invest. In this regard, PIMCO Advisors has a financial incentive to invest a Portfolio's assets in Underlying Funds with higher fees than other
            Funds, even if it believes that alternate investments would better serve the Portfolio's investment program. PIMCO Advisors is legally obligated to disregard that incentive in making asset allocation decisions for the Portfolios. The Trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolios and the Underlying
            Funds of the Trust.

            Management of the Portfolios

Investment
Adviser
and
Administrator
            PIMCO Advisors serves as the investment adviser and the administrator (serving in its capacity as administrator, the "Administrator") for the Portfolios. Subject to the supervision of the Board of Trustees, PIMCO Advisors is responsible for managing, either directly or through others selected by it, the investment activities of the Portfolios and the Portfolios' business affairs and other administrative matters.

              PIMCO Advisors is located at 800 Newport Center Drive, Newport
            Beach, California 92660. Organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of September 30, 2000, PIMCO Advisors and its subsidiary partnerships had approximately $272 billion in assets under management.

              PIMCO Advisors has retained its affiliate, Pacific Investment
            Management Company, to provide various administrative and other services required by the Portfolios in its capacity as sub-administrator. PIMCO Advisors and the sub-administrator may retain other affiliates to provide certain of these services.

                                                                 Prospectus   26

Asset       PIMCO Advisors selects the Underlying Funds in which the
Allocation  Portfolios may invest. PIMCO Advisors' Asset Allocation Committee
Committee   is responsible for determining how the Portfolios' assets are allocated and reallocated from time-to-time among the Underlying
            Funds selected by PIMCO Advisors. The following provides information about the individuals who comprise the Asset
            Allocation Committee and are primarily responsible for making asset allocation and other investment decisions for the Portfolios.

          Asset Allocation
          Committee Member   Since     Recent Professional Experience
            ----------------------------------------------------------------------------------------------
          Udo Frank          May, 2000 Managing Director and Chief Investment Officer of Allianz Asset
                                       Advisory and Management GmbH, responsible for the entire investment area (since 1997), and Chief Executive Officer and Chief Investment
                                       Officer of Allianz PIMCO Asset Management. Previously, he served as the Chief Investment Officer of Allianz KAG since 1994.
          Kenneth W. Corba   May, 2000 Managing Director and Chief Investment Officer of the PIMCO Equity
                                       Advisors division of PIMCO Advisors and a Member of the Management
                                       Board of PIMCO Advisors. Prior to joining PIMCO Advisors, he was with Eagle Asset Management from 1995 to 1998, serving in various capacities including as Chief Investment Officer and Portfolio
                                       Manager. He was with Stein Roe & Farnham Inc. from 1984 to 1995, serving in various capacities including as Director of the Capital
                                       Management Group, Senior Vice President and Portfolio Manager.
          Colin Glinsman     May, 2000 Chief Investment Officer of Oppenheimer Capital since 1999.
                                       Previously, he served as a portfolio manager and research analyst at Oppenheimer Capital from 1989 to 1999.
          John Hague         May, 2000 Managing Director of Pacific Investment Management Company LLC,
                                       where he is a member of the Executive Committee and a senior member of the Portfolio Management and Investment Strategy Groups. He
                                       joined Pacific Investment Management Company LLC in 1987.
          John Loftus        May, 2000 Managing Director of Pacific Investment Management Company LLC,
                                       where he is a senior member of its Investment Strategy Group. He also heads the firm's product management area. He joined Pacific
                                       Investment Management Company LLC in 1986.


Advisory    The Portfolios do not pay any fees to PIMCO Advisors under the
Fees        Trust's investment advisory agreement in return for the advisory and asset allocation services provided by PIMCO Advisors. The
            Portfolios do, however, indirectly pay their proportionate share of the advisory fees paid to PIMCO Advisors and Pacific Investment
            Management Company by the Underlying Funds in which the Portfolios invest. See "Underlying Fund Expenses" below.


Administrative
Fees
            Institutional Class and Administrative Class shareholders of each Portfolio pay an administrative fee to PIMCO Advisors, computed as a percentage of the Portfolio's assets attributable in the aggregate to those classes of shares. PIMCO Advisors, in turn, provides or procures administrative services for Institutional Class and Administrative Class shareholders and also bears the costs of most third-party services required by the Portfolios, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Portfolios do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Institutional Class and Administrative Class shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust's disinterested Trustees.

              Each Portfolio pays monthly administrative fees to PIMCO
            Advisors at an annual rate of 0.15% based on the average daily net assets attributable in the aggregate to the Portfolio's Institutional Class and Administrative Class shares. In order to reduce expenses, PIMCO Advisors has voluntarily undertaken to waive a portion of the administrative fees it is entitled to receive for Institutional Class and Administrative Class shares of each Portfolio until further notice. As a result, while the waiver is in effect, each Portfolio will pay administrative fees to PIMCO Advisors at the annual rate of 0.10%, calculated in the manner specified above. The Portfolios also indirectly pay their proportionate share of the administrative fees charged by PIMCO Advisors and Pacific Investment Management Company to the Underlying Funds in which the Portfolios invest. See "Underlying Fund Expenses" below.

Underlying
Fund        The expenses associated with investing in a "fund of funds," such
Expenses    as the Portfolios, are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a "fund of funds" indirectly pay a portion of the fees and expenses charged at the underlying fund level.

27 PIMCO Funds: Multi-Manager Series

              The Portfolios are structured in the following ways to lessen the impact of expenses incurred at the Underlying Fund level:

              . The Portfolios do not pay any fees for asset allocation or advisory services under the Trust's investment advisory agreement.

              . The Underlying Funds invest in Institutional Class shares of the Underlying Funds, which are not subject to any sales charges or 12b-1 fees.

              The following table summarizes the annual expenses borne by
            Institutional Class shareholders of the Underlying Funds (based on estimates for the current fiscal year). Because the Portfolios invest in Institutional Class shares of the Underlying Funds, shareholders of each Portfolio indirectly bear a proportionate share of these expenses, depending upon how the Portfolio's assets are allocated from time to time among the Underlying Funds. See "Fees and Expenses of the Portfolio" in each Portfolio Summary above.

                                      Annual Underlying Fund Expenses
                                      (Based on the average daily net assets
                                      attributable to a Fund's Institutional
                                      Class shares):
                                      Advisory Admini-       Total Fund
           Underlying Fund            Fees     strative Fees Operating Expenses
               ----------------------------------------------------------------
           PIMCO Growth               0.50%    0.25%         0.75%
               ----------------------------------------------------------------
           PIMCO Target               0.55     0.25          0.80
               ----------------------------------------------------------------
           PIMCO Opportunity          0.65     0.25          0.90
               ----------------------------------------------------------------
           PIMCO Capital
            Appreciation              0.45     0.25          0.70
               ----------------------------------------------------------------
           PIMCO Mid-Cap              0.45     0.25          0.70
               ----------------------------------------------------------------
           PIMCO Micro-Cap            1.25     0.25          1.50
               ----------------------------------------------------------------
           PIMCO Equity Income        0.45     0.25          0.70
               ----------------------------------------------------------------
           PIMCO Renaissance          0.60     0.25          0.85
               ----------------------------------------------------------------
           PIMCO Value                0.45     0.25          0.70
               ----------------------------------------------------------------
           PIMCO Small-Cap Value      0.60     0.25          0.85
               ----------------------------------------------------------------
           PIMCO Tax-Efficient
            Equity                    0.45     0.25          0.70
               ----------------------------------------------------------------
           PIMCO Enhanced Equity      0.45     0.25          0.70
               ----------------------------------------------------------------
           PIMCO StocksPLUS           0.40     0.25          0.65
               ----------------------------------------------------------------
           PIMCO International        0.55     0.50          1.05
               ----------------------------------------------------------------
           PIMCO Allianz Select
            International             0.75     0.50          1.25
               ----------------------------------------------------------------
           PIMCO Structured Emerging
            Markets                   0.45     0.50          0.95
               ----------------------------------------------------------------
           PIMCO Tax-Efficient
            Structured Emerging
            Markets                   0.45     0.50          0.95
               ----------------------------------------------------------------
           PIMCO Innovation           0.65     0.25          0.90
               ----------------------------------------------------------------
           PIMCO Money Market         0.15     0.20          0.35
               ----------------------------------------------------------------
           PIMCO Short-Term           0.25     0.20          0.45
               ----------------------------------------------------------------
           PIMCO Low Duration         0.25     0.18          0.43
               ----------------------------------------------------------------
           PIMCO Moderate Duration    0.25     0.20          0.45
               ----------------------------------------------------------------
           PIMCO Total Return         0.25     0.18          0.43
               ----------------------------------------------------------------
           PIMCO Total Return II      0.25     0.25          0.50
               ----------------------------------------------------------------
           PIMCO Long-Term U.S.
            Government                0.25     0.25          0.50
               ----------------------------------------------------------------
           PIMCO Global Bond          0.25     0.30          0.55
               ----------------------------------------------------------------
           PIMCO Foreign Bond         0.25     0.25          0.50
               ----------------------------------------------------------------
           PIMCO Emerging Markets
            Bond                      0.45     0.40          0.85
               ----------------------------------------------------------------
           PIMCO High Yield           0.25     0.25          0.50
               ----------------------------------------------------------------
           PIMCO Real Return Bond     0.25     0.27          0.52

Distributor
            The Trust's Distributor is PIMCO Funds Distributors LLC, a wholly owned subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.

                                                                   Prospectus 28

            Investment Options --
            Institutional Class and Administrative Class Shares

            The Trust offers investors Institutional Class and Administrative Class shares of the Portfolios in this Prospectus.

             The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class or Administrative Class shares. Administrative Class shares are generally subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

              . Service and Distribution (12b-1) Fees--Administrative Class
            Shares. The Trust has adopted an Administrative Services Plan and a Distribution Plan for the Administrative Class shares of each Portfolio. Each Plan has been adopted in accordance with the requirements of Rule 12b-1 under the Investment Company Act of 1940 and is administered in accordance with that rule. However, shareholders do not have the voting rights set forth in Rule 12b-1 with respect to the Administrative Services Plan.

             Each Plan allows the Portfolios to use their Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Portfolios as their funding medium and for related expenses.

             In combination, the Plans permit a Portfolio to make total reimbursements at an annual rate of up to 0.25% of the Portfolio's average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Portfolio's Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares and may cost an investor more than other types of sales charges.

              . Arrangements with Service Agents. Institutional Class and
            Administrative Class shares of the Portfolios may be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Portfolio shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Portfolio shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.


29 PIMCO Funds: Multi-Manager Series

            Purchases, Redemptions and Exchanges

            Investors may purchase Institutional Class and Administrative
Purchasing  Class shares of the Portfolios at the relevant net asset value
Shares      ("NAV") of that class without a sales charge or other fee.

             Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Portfolios.

             Administrative Class shares are offered primarily through
            employee benefit plan alliances, broker-dealers and other intermediaries, and each Portfolio pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

             Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and "wrap account" programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Portfolio and will not require a Portfolio to pay any type of administrative payment per participant account to any third party.

              . Investment Minimums. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000 per Portfolio. At the discretion of PIMCO Advisors, the minimum initial investment may be waived for Institutional or Administrative Class shares offered to clients of PIMCO Equity Advisors, PIMCO/Allianz International Advisors, Cadence, NFJ, Pacific Investment Management Company, Parametric and their affiliates, and to the benefit plans of PIMCO Advisors and its affiliates. In addition, the minimum initial investment does not apply to Institutional Class shares offered through fee-based programs sponsored and maintained by a registered broker-dealer and approved by the Distributor in which each investor pays an asset based fee at an annual rate of at least 0.50% of the assets in the account to a financial intermediary for investment advisory and/or administrative services.

             The Trust and the Distributor may waive the minimum initial investment for other categories of investors at their discretion.

             The investment minimums discussed in this section do not apply to participants in PIMCO Advisors Portfolio Strategies, a managed product sponsored by PIMCO Advisors.

              . Timing of Purchase Orders and Share Price Calculations. A
            purchase order received by the Trust's transfer agent, National Financial Data Services (the "Transfer Agent"), prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day's net asset value ("NAV"). An order received after the close of regular trading on the New York Stock Exchange will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the New York Stock Exchange and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is "open for business" on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

              . Initial Investment. Investors may open an account by
            completing and signing a Client Registration Application and mailing it to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. A Client Registration Application may be obtained by calling 1-800-927-4648.

             Except as described below, an investor may purchase Institutional
            Class and Administrative Class shares only by wiring federal funds to the Transfer Agent, National Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Portfolio and share class, amount being wired, and wiring bank name.

                                                                   Prospectus 30

             An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with PIMCO Advisors or one of its affiliates, from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company LLC, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

              . Additional Investments. An investor may purchase additional
            Institutional Class and Administrative Class shares of the Portfolios at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

              . Other Purchase Information. Purchases of a Portfolio's
            Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

             The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolios or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

             An investor should invest in the Portfolios for long-term
            investment purposes only. The Trust and PIMCO Advisors each reserves the right to restrict purchases of Portfolio shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

             Institutional Class and Administrative Class shares of the Trust may not be qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Portfolio are available for offer and sale in the investor's state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

              . Retirement Plans. Shares of the Portfolios are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Portfolio as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.


Redeeming     . Redemptions by Mail. An investor may redeem (sell)
Shares Institutional Class and Administrative Class shares by submitting a written request to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. The redemption request should state the Portfolio from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust's account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

              . Redemptions by Telephone or Other Wire Communication. An
            investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-949-725-6830, by sending an e-mail to shareholder.services@pimco.com, or by other means of wire communication. Investors should state the Portfolio and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone, wire or e-mail, but must be confirmed in writing by an authorized party prior to processing.

             In electing a telephone redemption, the investor authorizes
            Pacific Investment Management Company and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Pacific Investment Management Company or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on

31 PIMCO Funds: Multi-Manager Series
            instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone, wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and Pacific Investment Management Company or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See "Other Redemption Information."

             Shareholders may decline telephone exchange or redemption
            privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

             Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

              . Timing of Redemption Requests and Share Price Calculations. A
            redemption request received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day. Redemption requests for Portfolio shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information, such as account number, redemption amount (in dollars or shares) and the Portfolio name, and must be executed or initialed by the appropriate signatories.

              . Other Redemption Information. Redemption proceeds will
            ordinarily be wired to the investor's bank within three business days after the redemption request, but may take up to seven business days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

             For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust's procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

             Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000. This mandatory redemption policy does not apply to participants in PIMCO Advisors Portfolio Strategies, a managed product sponsored by PIMCO Advisors.

             The Trust agrees to redeem shares of each Portfolio solely in cash up to the lesser of $250,000 or 1% of the Portfolio's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Portfolio in lieu of cash. When shares are redeemed in kind, the redeeming shareholder may incur transaction costs upon the disposition of the securities received in the distribution.

                                                                   Prospectus 32

             Redemption of Portfolio shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Portfolios or the Underlying Funds to dispose of their securities or to determine fairly the value of their net assets, or duing any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.


Exchange
Privilege   An investor may exchange Institutional Class or Administrative
            Class shares of a Portfolio for shares of the same class of any other Portfolio or other series of the Trust that offers that class based on the respective NAVs of the shares involved, subject to any restrictions on exchanges set forth in the applicable
            Fund's or series' prospectus(es). An exchange may be made by following the redemption procedure described above under "Redemptions by Mail" or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-
            4648. An investor may also exchange shares of a Portfolio for shares of the same class of a series of PIMCO Funds: Pacific
            Investment Management Series, an affiliated mutual fund family composed primarily of fixed income portfolios managed by Pacific
            Investment Management Company. Shareholders interested in such an exchange may request a prospectus for these other series by contacting PIMCO Funds: Pacific Investment Management Series at the same address and telephone number as the Trust.

             An investor may exchange shares only with respect to Portfolios or other eligible series that are registered in the investor's state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See "Tax Consequences" in this Prospectus and "Taxation" in the Statement of Additional Information.

             The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO Advisors, the purchase would adversely affect a Portfolio and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO Advisors to be detrimental to the Trust or a particular Portfolio. Currently, the Trust limits the number of "round trip" exchanges investors may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Portfolio, subsequently exchanges those shares for shares of a different Portfolio or other PIMCO Fund, and then exchanges back into the originally purchased Portfolio. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Portfolio) more than six round trip exchanges in any twelve-month period. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 30 days' prior notice whenever it is reasonably able to do so.

            How Portfolio Shares Are Priced

            The net asset value ("NAV") of a Portfolio's Institutional Class and Administrative Class shares is determined by dividing the total value of a Portfolio's investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

             The assets of each Portfolio consist of shares of the Underlying
            Funds, which are valued at their respective NAVs at the time of valuation of the Portfolios' shares. For purposes of calculating the NAV of Underlying Fund shares, portfolio securities and other assets of the Funds for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to procedures established by the Board of Trustees of the Underlying Fund, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Fund's Board of Trustees or persons acting at the Board's direction.

             Underlying Fund investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of an Underlying Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar

33 PIMCO Funds: Multi-Manager Series
            may be affected significantly on a day that the New York Stock Exchange is closed. As a result, to the extent that a Portfolio invests in Underlying Funds that hold foreign securities, the NAV of the Portfolio's shares may change at times when you can not purchase, redeem or exchange shares.

             Portfolio and Underlying Fund shares are valued at the close of regular trading (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Underlying Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Underlying Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

             In unusual circumstances, instead of valuing securities in the usual manner, the Underlying Funds may value securities at fair value or estimate their value as determined in good faith by the Fund's Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Underlying Fund's Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

            Portfolio Distributions

            Each Portfolio distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Portfolio shares the day after the Trust receives the shareholder's purchase payment. Dividends paid by each Portfolio with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the service and/or distribution fees applicable to Administrative Class shares. The following shows when each Portfolio intends to declare and distribute income dividends to shareholders of record.

          Portfolio             At Least Annually           Quarterly           Monthly
            ---------------------------------------------------------------------------
          90/10 Portfolio               .
            ---------------------------------------------------------------------------
          60/40 Portfolio                                       .
            ---------------------------------------------------------------------------
          30/70 Portfolio                                                          .
            ---------------------------------------------------------------------------

             In addition, each Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

             A Portfolio's dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Portfolio at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Portfolio name(s) and wiring instructions. Shareholders do not pay any sales charges or other fees on the receipt of shares received through the reinvestment of Portfolio distributions.

             For further information on distribution options, please contact the Trust at 1-800-927-4648.

            Tax Consequences

             . Taxes on Portfolio Distributions. A shareholder subject to U.S.
            federal income tax will be subject to tax on Portfolio distributions whether they are paid in cash or reinvested in additional shares of the Portfolios. For federal income tax purposes, Portfolio distributions will be taxable to the shareholder as either ordinary income or capital gains.

             Portfolio dividends (i.e., distributions of investment income)
            are taxable to shareholders as ordinary income. Federal taxes on Portfolio distributions of gains are determined by how long the Portfolio owned the investments that generated the gains, rather than how long the shareholder owned the shares. Distributions of gains from investments that a Portfolio owned for more than 12 months will generally be taxable to shareholders as capital gains. Distributions of gains from investments that the Portfolio owned for 12 months or less will generally be taxable as ordinary income.

                                                                   Prospectus 34

             Portfolio distributions are taxable to shareholders even if they are paid from income or gains earned by a Portfolio prior to the shareholder's investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Portfolio distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

             The Portfolios' use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders. See "Taxation--Distributions" in the Statement of Additional Information.

             . Taxes on Redemptions or Exchanges of Shares. Any gain resulting from the sale of Portfolio shares will generally be subject to federal income tax. When a shareholder exchanges shares of a Portfolio for shares of another Portfolio or series of the Trust, the transaction will be treated as a sale of the first Portfolio's shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

             This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Portfolio dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Portfolios.


35 PIMCO Funds: Multi-Manager Series

                      (This page left blank intentionally)

                                                                   Prospectus 36

            Financial Highlights

            The financial highlights table is intended to help you understand the financial performance of Institutional Class and Administrative Class shares of each Portfolio since the class of shares was first offered. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, are included in the Trust's annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor.


                 Net Asset             Net Realized/     Total    Dividends  Distributions
    Year or        Value      Net        Unrealized   Income from  from Net    from Net
    Period       Beginning Investment  Gain (Loss) on Investment  Investment   Realized
     Ended       of Period   Income     Investments   Operations    Income   Capital Gains
------------------------------------------------------------------------------------------
90/10 Portfolio
 Institutional
  Class
  06/30/00        $12.19     $0.59(a)      $0.86(a)      $1.45      $(0.19)     $(0.59)
  06/30/99 (b)     10.91      0.05(a)       1.23(a)       1.28        0.00        0.00
 Administrative
  Class
  06/30/00         12.18      0.56(a)       0.85(a)       1.41       (0.17)      (0.59)
  06/30/99 (b)     10.91      0.04(a)       1.23(a)       1.27        0.00        0.00
60/40 Portfolio
 Institutional
  Class
  06/30/00        $11.27     $0.63(a)      $0.45(a)      $1.08      $(0.41)     $(0.44)
  06/30/99 (b)     10.55      0.09(a)       0.73(a)       0.82       (0.10)       0.00
 Administrative
  Class
  06/30/00         11.27      0.60(a)       0.45(a)       1.05       (0.38)      (0.44)
  06/30/99 (b)     10.55      0.09(a)       0.72(a)       0.81       (0.09)       0.00
30/70 Portfolio
 Institutional
  Class
  06/30/00        $10.33     $0.64(a)      $0.11(a)      $0.75      $(0.53)     $(0.19)
  06/30/99 (b)     10.09      0.15(a)       0.23(a)       0.38       (0.14)       0.00
 Administrative
  Class
  06/30/00         10.33      0.61(a)       0.11(a)       0.72       (0.50)      (0.19)
  06/30/99 (b)     10.09      0.14(a)       0.23(a)       0.37       (0.13)       0.00

-------
 *Annualized
 (a)Per share amounts based on average number of shares outstanding during the period.

 (b) Commenced operations on February 26, 1999.

37 PIMCO Funds: Multi-Manager Series

                                                                          Ratio of Net
                                                               Ratio of    Investment
Tax Basis                Net Asset               Net Assets   Expenses to Income (Loss)
Return of      Total     Value End                 End of     Average Net  to Average     Portfolio
 Capital   Distributions of Period Total Return Period (000s)   Assets     Net Assets   Turnover Rate
-----------------------------------------------------------------------------------------------------
  $0.00       $(0.78)     $12.86      12.20%         $13         0.10%        4.71%           18%
   0.00         0.00       12.19      11.73           11         0.10*        1.17*           48
   0.00        (0.76)      12.83      11.91           12         0.35         4.46            18
   0.00         0.00       12.18      11.64           11         0.35*        0.95*           48
  $0.00       $(0.85)     $11.50       9.90%         $57         0.10%        5.51%           44%
   0.00        (0.10)      11.27       7.80           11         0.10*        2.52 *          39
   0.00        (0.82)      11.50       9.63           12         0.35         5.26            44
   0.00        (0.09)      11.27       7.71           11         0.35*        2.44*           39
  $0.00       $(0.72)     $10.36       7.47%         $11         0.10%        6.19%           52%
   0.00        (0.14)      10.33       3.78           10         0.10*        4.20*           37
   0.00        (0.69)      10.36       7.21           11         0.35         5.95            52
   0.00        (0.13)      10.33       3.70           10         0.35*        4.03*           37

                                                                   Prospectus 38

                      (This page left blank intentionally)

                      (This page left blank intentionally)

                      (This page left blank intentionally)

            -------------------------------------------------------------------
PIMCO       INVESTMENT ADVISER AND ADMINISTRATOR
Funds:      PIMCO Advisors L.P., 800 Newport Center Drive, Newport Beach, CA
Multi-      92660
Manager
Series

            -------------------------------------------------------------------
            CUSTODIAN
            State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO
            64105

            -------------------------------------------------------------------
            TRANSFER AGENT
            National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, MO 64105

            -------------------------------------------------------------------
            INDEPENDENT ACCOUNTANTS
            PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

            -------------------------------------------------------------------
            LEGAL COUNSEL
            Ropes & Gray, One International Place, Boston, MA 02110

            -------------------------------------------------------------------

                                                   (Not part of the Prospectus)

For More Information

Two following documents are or will be available that offer further information on the Portfolios and other series of PIMCO Funds: Multi-Manager Series.

Annual/Semi-Annual Reports to Shareholders The Trust's annual and semi-annual reports include a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year or other period.

Statement of Additional Information (SAI) The SAI contains additional information about the Portfolios. A current SAI has been filed with the Securities and Exchange Commission, and is incorporated into this prospectus by reference.

To request a free copy of these documents or to make inquiries about the Portfolios, please write or call:

PIMCO Funds:
Multi-Manager Series
840 Newport Center Drive
Suite 300
Newport Beach, CA 92660

Telephone:
1-800-927-4648
1-800-987-4626 (PIMCO
Infolink Audio Response
Network)

Information about the Trust (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. reports and other information about the Trust are available on the Commission's
Internet site at www.sec.gov, and copies of that information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

SEC File Number: 811-6161        Not part of the Prospectus.         PY008.11/00

[LOGO OF PIMCO FUNDS]

PIMCO Funds

840 Newport Center Drive
Suite 300
Newport Beach, CA 92660

NOVEMBER 1, 2000

                    PIMCO FUNDS PROSPECTUS


Share Classes       PIMCO Funds Asset Allocation Series consists of three
A     B     C       actively managed mutual funds that invest in a diversified portfolio of PIMCO Funds. In addition to broad diversification, each Portfolio provides access to the extensive asset allocation and investment management capabilities of PIMCO Advisors L.P. and its affiliates.


                    90/10 Portfolio
                    60/40 Portfolio
                    30/70 Portfolio

This cover is not part of the Prospectus.                  [LOGO OF PIMCO FUNDS]

            PIMCO Funds Prospectus

PIMCO       This Prospectus describes three actively managed mutual fund
Funds:      Portfolios offered by PIMCO Funds: Multi-Manager Series.
Multi-
Manager
Series


                 Asset Allocation Series -- 90/10 Portfolio


                 Asset Allocation Series -- 60/40 Portfolio

November         Asset Allocation Series -- 30/70 Portfolio
1, 2000

            Each Portfolio invests in a diversified portfolio of other PIMCO Funds. This Prospectus explains what you should know about the Portfolios before you invest. Please read it carefully.

Share
Classes
A, B
and C

            The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

1 PIMCO Funds: Multi-Manager Series

            Table of Contents

         Summary Information................................................   3
         Portfolio Summaries
           90/10 Portfolio..................................................   5
           60/40 Portfolio..................................................   8
           30/70 Portfolio..................................................  11
         Summary of Principal Risks.........................................  14
         Investment Objectives and Principal Investment Strategies..........  20
         Underlying Funds...................................................  23
         Other Risk Information.............................................  26
         Management of the Portfolios.......................................  27
         Investment Options - Class A, B and C Shares ......................  29
         How Portfolio Shares Are Priced....................................  32
         How to Buy and Sell Shares.........................................  32
         Portfolio Distributions............................................  36
         Tax Consequences...................................................  37
         Financial Highlights...............................................  39

                                                                   Prospectus  2

            Summary Information

            The Portfolios are intended for investors who prefer to have their asset allocation decisions made by professional money managers. Each Portfolio has a distinct investment objective which it seeks to achieve by investing within specified equity and fixed income targets and ranges among certain Funds in the PIMCO Funds family. The Portfolios invest only in Funds in the PIMCO Funds family. The PIMCO Funds in which the Portfolios invest are called Underlying Funds or Funds in this Prospectus.

              Some of the Underlying Funds invest primarily in equity
            securities and are called Underlying Stock Funds. Other Underlying Funds invest primarily in fixed income securities, including money market instruments, and are called Underlying Bond Funds. The Portfolios are named according to their equity/fixed income allocation targets. For instance, the 90/10 Portfolio will normally invest approximately 90% of its assets in Underlying Stock Funds and 10% of its assets in Underlying Bond Funds.

              The table below lists the investment objectives and compares the asset allocation strategies of the Portfolios. Other important characteristics are described in the individual Portfolio Summaries beginning on page 5, and are discussed in greater detail under "Investment Objectives and Principal Investment Strategies." A "Summary of Principal Risks" begins on page 14.

         PIMCO Funds
         Asset Allocation Series Investment Objective     Allocation Strategy
            ----------------------------------------------------------------------
         90/10 Portfolio         Long-term capital        Under normal conditions,
                                 appreciation             approximately 90% (range
                                                          of 80%-100%) of the
                                                          Portfolio's assets will
                                                          be allocated among
                                                          Underlying Stock Funds
                                                          and 10% (range of 0%-
                                                          20%) among Underlying
                                                          Bond Funds
            ----------------------------------------------------------------------
         60/40 Portfolio         Long-term capital        Under normal conditions,
                                 appreciation and         approximately 60% (range
                                 current income           of 50%-70%) of the
                                                          Portfolio's assets will
                                                          be allocated among
                                                          Underlying Stock Funds
                                                          and 40% (range of 30%-
                                                          50%) among Underlying
                                                          Bond Funds
            ----------------------------------------------------------------------
         30/70 Portfolio         Current income, with     Under normal conditions,
                                 long-term                approximately 30% (range
                                 capital appreciation as  of 25%-35%) of the
                                 a                        Portfolio's assets will
                                 secondary objective      be allocated among
                                                          Underlying Stock Funds
                                                          and 70% (range of 65%-
                                                          75%) among Underlying
                                                          Bond Funds

Risk/Return You should choose among the Portfolios based on personal Comparison investment objectives, investment time horizon, tolerance for risk and personal financial circumstances. Generally speaking, historical data suggests that the longer the time horizon, the greater the likelihood that the total return of a portfolio that invests primarily in equity securities will be higher than the total return of a portfolio that invests primarily in fixed income securities. However, an equity portfolio is generally subject to higher levels of overall risk and price volatility than a fixed income portfolio and is considered to be a more aggressive investment. Based on these assumptions, the following chart gives some indication of the comparative risk/return potential of the Portfolios according to their equity/fixed income allocation targets and ranges. Note that these assumptions may not be correct in future market conditions and the chart may not accurately predict the actual comparative risk/return of the Portfolios under all market conditions.


                  90/10 Portfolio might be suitable if you have a relatively long time horizon, seek long-term capital appreciation potential and have a fairly high tolerance for risk and volatility.

                  60/40 Portfolio might be suitable if you have a medium-range time horizon, seek a balance of long-term capital appreciation potential and income and have medium tolerance for risk and volatility.

                  30/70 Portfolio might be suitable if you have a shorter time horizon, seek a higher level of income combined with some potential for long-term capital appreciation and have a lower tolerance for risk and volatility.


              It is possible to lose money on investments in the Portfolios.
            While each Portfolio provides a relatively high level of diversification in comparison to most mutual funds, a single Portfolio may not be suitable as a complete investment program. The fact that a Portfolio may have had good performance in the past (for example, during the year ended 1999) is no assurance that the value of the Fund's investments will not decline in the future or appreciate at a slower rate. An investment in a Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.


3 PIMCO Funds: Multi-Manager Series

Asset        PIMCO Advisors L.P. serves as the investment adviser to the
Allocation   Portfolios. PIMCO Advisors selects the Underlying Funds in which
Strategies   the Portfolios may invest. PIMCO Advisors' Asset Allocation
             Committee determines how each Portfolio allocates and reallocates its assets among the Underlying Funds selected by PIMCO Advisors according to the Portfolio's equity/fixed income allocation targets and ranges. The Committee attempts to diversify each Portfolio's assets broadly among the major asset classes and sub-classes represented by the Underlying Funds.

              The major equity asset classes and sub-classes held by the
             Underlying Stock Funds include those categorized by investment style/category (growth, blend, value, enhanced index, sector-related), region (U.S. equities, international developed markets, international emerging markets), and market capitalization (large-cap, mid-cap and small-cap). The major fixed income asset classes and sub-classes held by the Underlying Bond Funds include those categorized by sector/investment specialty (government securities, mortgage-related securities, corporate bonds and inflation-indexed bonds), region (U.S. fixed income, developed foreign fixed income, emerging markets fixed income), credit quality (investment grade/money market, medium grade, high yield), and duration (long-term, intermediate-term and short-term).

              Please see "Underlying Funds" in this Prospectus for a
             description of the Underlying Funds as categorized by their investment styles and main investments.

              The Portfolios may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. Each Portfolio may invest in shares of the same Underlying Funds; however, the percentage of each Portfolio's assets so invested will vary depending on the Portfolio's investment objective. The Asset Allocation Committee does not allocate a Portfolio's assets according to a predetermined blend of particular Underlying Funds. Instead, the Committee meets regularly to determine the mix of Underlying Funds appropriate for each Portfolio by allocating among the asset classes and sub-classes held by the Underlying Funds. When making these decisions, the Committee considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. This data includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing trends and the cost of capital, political trends, data relating to trade balances and labor information. The Committee may also consider proprietary research provided by the investment advisers and sub-advisers of the Underlying Funds.

              The Committee then allocates each Portfolio's assets among the
             Underlying Funds selected by PIMCO Advisors to fill out the asset class and sub-class weightings it has identified according to the Portfolio's equity/fixed income targets and ranges. The Committee has the flexibility to reallocate each Portfolio's assets in varying percentages among any or all of the Underlying Funds selected by PIMCO Advisors based on the Committee's ongoing analyses of the equity and fixed income markets, although these tactical shifts are not expected to be large or frequent in nature.

"Fund of     The term "fund of funds" is used to describe mutual funds, such as
Funds"       the Portfolios, that pursue their investment objectives by
Structure    investing in other mutual funds. Your cost of investing in a
and          Portfolio will generally be higher than the cost of investing in a
Expenses     mutual fund that invests directly in individual stocks and bonds.
             By investing in a Portfolio, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Portfolio invests in addition to the Portfolio's direct fees and expenses.
             In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Portfolio
Descriptions The following Portfolio Summaries identify each Portfolio's and Fees investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Portfolios begins after the Portfolio Summaries. A fuller discussion of the Portfolios' investment strategies and related information is included under "Investment Objectives and Principal Investment Strategies" in this Prospectus.

                                                                   Prospectus  4

            90/10 Portfolio

--------------------------------------------------------------------------------


Principal      Investment              Allocation
Investments    Objective               Strategy          Target  Range
and                                    Underlying Stock
Strategies     Seeks long-term          Funds             90%   80%-100%
               capital                 Underlying Bond
               appreciation             Funds             10%     0%-20%

               Dividend
               Frequency
               At least annually

            The Portfolio seeks to achieve its investment objective by normally investing approximately 90% (within a range of 80%-100%) of its assets in Underlying Stock Funds and approximately 10% (within a range of 0%-20%) of its assets in Underlying Bond Funds. The Portfolio invests all of its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers.

              Please see "Asset Allocation Strategies" on page 3 for a summary of how the Asset Allocation Committee allocates and reallocates the Portfolio's assets among particular Underlying Funds.

              The Portfolio may concentrate investments in a particular
            Underlying Fund by investing more than 25% of its assets in that Fund.

              Based on the Portfolio's equity/fixed income allocation
            strategy, it might be suitable for an investor with a relatively long time horizon who seeks long-term capital appreciation potential and has a fairly high tolerance for risk and volatility.

--------------------------------------------------------------------------------
Principal
Risks Allocation Risk The Portfolio's investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds. A principal risk of investing in the Portfolio is that the Asset Allocation Committee's allocation techniques and decisions and/or PIMCO Advisors' selection of Underlying Funds will not produce the desired results, and therefore the Portfolio may not achieve its investment objective.

            Underlying Fund Risks The value of your investment in the Portfolio is directly related to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Portfolio are closely related to the principal risks associated with the Underlying Funds and their investments. Because the Portfolio's allocation among the Underlying Funds will vary, your investment may be subject to any and all of these risks at different times and to different degrees.

            Among the principal risks of the Underlying Funds, which could adversely affect the net asset value, yield and total return of the Portfolio, are:

              .Market Risk           .Derivatives Risk    .Interest Rate Risk
              .Issuer Risk           .Foreign Investment Risk
                                                          .Credit Risk
              .Value Securities Risk .Emerging Markets Risk
                                                          .High Yield Risk
              .Growth Securities Risk.Currency Risk       .Mortgage Risk
              .Smaller Company Risk  .Focused Investment Risk
                                                          .Management Risk
              .Liquidity Risk        .Leveraging Risk

            Please see "Summary of Principal Risks" following the Portfolio Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Portfolio.

5 PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance Shown below is summary performance information for the Portfolio Information in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual returns compare with the returns of broad-based securities market indices and an index of mutual funds. The bar chart and the information to its right show performance of the Portfolio's Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. Past performance is no guarantee of future results.

            Calendar Year Total Returns -- Class A

                                                             More Recent
                                                             Return
                                                             Information
                                                             1/1/00-9/30/00

                                                                     4.52%

                                                             Highest and
                                                             Lowest Quarter
                                                             Returns
                                                             (for periods
                                                             shown in the bar
                                                             chart)
                                                             ------------------
                                                             Highest (10/1/99-
                            [GRAPH]                          12/31/99)
                                                                         14.32%
                        '99       19.00%                     ------------------
                                                             Lowest (7/1/99-
                                                             9/30/99)
                                                                         -3.86%

                  Calendar Year End (through 12/31)




            Average Annual Total Returns (for periods ended 12/31/99)

                                                          Portfolio Inception
                                                   1 Year (9/30/98)(/4/)
            -----------------------------------------------------------------
         Class A                                   12.50% 22.17%
            -----------------------------------------------------------------
         Class B                                   13.13% 23.89%
            -----------------------------------------------------------------
         Class C                                   17.02% 26.82%
            -----------------------------------------------------------------
         Russell 3000 Index(/1/)                   20.89% 35.92%
            -----------------------------------------------------------------
         Lipper Multi-Cap Core Funds Average(/2/)  20.63% 35.90%
            -----------------------------------------------------------------
         Blended Index(/3/)                        20.54% 33.44%
            -----------------------------------------------------------------

            (1) The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization. It is not possible to invest directly in the index.

            (2) The Lipper Multi-Cap Core Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest in companies with a variety of capitalization ranges, without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.

            (3) The Blended Index represents the blended performance of a hypothetical index developed by PIMCO Advisors made up of 72% Russell 3000 Index, 18% MSCI All Country World ex-U.S. Index and 10% Lehman Brothers Aggregate Bond Index. The Russell 3000 Index is described above. The MSCI All Country World ex-U.S. Index is an unmanaged index of stocks representing both developed and emerging markets but excluding the United States. The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in these indices.

            (4) The Portfolio began operations on 9/30/98. Index comparisons begin on 9/30/98.

                                                                   Prospectus  6

--------------------------------------------------------------------------------
            These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Portfolio:

Fees and    Shareholder Fees (fees paid directly from your investment)
Expenses
of the
Portfolio

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                                          Other Expenses
                                                 ---------------------------------
                               Distribution                                        Total Annual
                      Advisory and/or Service    Administrative Underlying         Portfolio Operating
         Share Class  Fees     (12b-1) Fees(/1/) Fees(/2/)      Fund Expenses(/3/) Expenses
            ------------------------------------------------------------------------------------------
         Class A      None     0.25%             0.40%          0.78%              1.43%
            ------------------------------------------------------------------------------------------
         Class B      None     1.00              0.40           0.78               2.18
            ------------------------------------------------------------------------------------------
         Class C      None     1.00              0.40           0.78               2.18
            ------------------------------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) The Administrative Fees are subject to a reduction of 0.05% on average net assets attributable in the aggregate to the Portfolio's Class A, B and C shares in excess of $2.5 billion.
            (3) Based on estimated expenses for the current fiscal year.
                Underlying Fund Expenses for the Portfolio are estimated based upon a recent allocation of the Portfolio's assets among Underlying Funds and upon the total annual operating expenses of Institutional Class shares of these Underlying Funds. For a listing of the expenses associated with each Underlying Fund, please see "Management of the Portfolios--Underlying Fund Expenses." Total Annual Portfolio Operating Expenses and the Examples set forth below are based on estimates of the Underlying Fund Expenses the Portfolio will incur. Actual Underlying Fund Expenses for the Portfolio are expected to vary with changes in the allocation of the Portfolio's assets, and may be higher or lower than those shown above.


            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                           Example: Assuming you do not
                      Example: Assuming you redeem your shares at the end of each period   redeem your shares
         Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            -----------------------------------------------------------------------------------------------------------
         Class A      $688             $978             $1,289           $2,169            $688   $978   $1,289 $2,169
            -----------------------------------------------------------------------------------------------------------
         Class B       721              982              1,369            2,228             221    682    1,169  2,228
            -----------------------------------------------------------------------------------------------------------
         Class C       321              682              1,169            2,513             221    682    1,169  2,513
            -----------------------------------------------------------------------------------------------------------

7 PIMCO Funds: Multi-Manager Series

            60/40 Portfolio

--------------------------------------------------------------------------------
Principal   Investment
Investments Objective
and
Strategies

            Seeks long-term
            capital           Allocation
            appreciation and  Strategy          Target  Range
            current income
                              Underlying Stock
                               Funds             60%   50%-70%
                              Underlying Bond
                               Funds             40%   30%-50%

            Dividend
            Frequency
            Quarterly


            The Portfolio seeks to achieve its investment objective by normally investing approximately 60% (within a range of 50%-70%) of its assets in Underlying Stock Funds and approximately 40% (within a range of 30%-50%) of its assets in Underlying Bond Funds. The Portfolio invests all of its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers.

              Please see "Asset Allocation Strategies" on page 3 for a summary of how the Asset Allocation Committee allocates and reallocates the Portfolio's assets among particular Underlying Funds.

              The Portfolio may concentrate investments in a particular
            Underlying Fund by investing more than 25% of its assets in that Fund.

              Based on the Portfolio's equity/fixed income allocation
            strategy, it might be suitable for an investor with a medium-range time horizon who seeks a balance of long-term capital appreciation potential and income and has a medium tolerance for risk and volatility.

--------------------------------------------------------------------------------
Principal
Risks Allocation Risk The Portfolio's investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds. A principal risk of investing in the Portfolio is that the Asset Allocation Committee's allocation techniques and decisions and/or PIMCO Advisors' selection of Underlying Funds will not produce the desired results, and therefore the Portfolio may not achieve its investment objective.

            Underlying Fund Risks The value of your investment in the Portfolio is directly related to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Portfolio are closely related to the principal risks associated with the Underlying Funds and their investments. Because the Portfolio's allocation among the Underlying Funds will vary, your investment may be subject to any and all of these risks at different times and to different degrees.

            Among the principal risks of the Underlying Funds, which could adversely affect the net asset value, yield and total return of the Portfolio, are:

              .Market Risk           .Credit Risk         .Emerging Markets
              .Issuer Risk           .High Yield Risk     Risk
              .Value Securities Risk .Mortgage Risk       .Currency Risk
              .Growth Securities Risk.Liquidity Risk      .Focused Investment
              .Smaller Company Risk  .Derivatives Risk    Risk
              .Interest Rate Risk                         .Leveraging Risk
                                     .Foreign Investment Risk

                                                          .Management Risk
            Please see "Summary of Principal Risks" following the Portfolio Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Portfolio.

                                                                   Prospectus  8

--------------------------------------------------------------------------------
Performance Shown below is summary performance information for the Portfolio Information in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual returns compare with the returns of broad-based securities market indices and an index of mutual funds. The bar chart and the information to its right show performance of the Portfolio's Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. Past performance is no guarantee of future results.

            Calendar Year Total Returns -- Class A

                                                            More Recent Return
                                                            Information
                                                            1/1/00-9/30/00
                            [GRAPH]
                                                                     5.18%
                        '99       12.03%
                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            -------------------
                                                            Highest (10/1/99-
                                                            12/31/99)
                                                                          9.40%
                                                            -------------------
                                                            Lowest (7/1/99-
                                                            9/30/99)
                                                                         -2.40%

                 Calendar Year End (through 12/31)




            Average Annual Total Returns (for periods ended 12/31/99)

                                                           Portfolio Inception
                                                    1 Year (9/30/98)(/5/)
            ------------------------------------------------------------------
         Class A                                     5.87% 13.02%
            ------------------------------------------------------------------
         Class B                                     6.10% 14.25%
            ------------------------------------------------------------------
         Class C                                    10.13% 17.35%
            ------------------------------------------------------------------
         Russell 3000 Index(/1/)                    20.89% 35.92%
            ------------------------------------------------------------------
         Lehman Brothers Aggregate Bond Index(/2/)  -0.82% -0.39%
            ------------------------------------------------------------------
         Lipper Balanced Fund Average(/3/)           8.79% 16.57%
            ------------------------------------------------------------------
         Blended Index(/4/)                         13.12% 21.30%
            ------------------------------------------------------------------

            (1) The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization. It is not possible to invest directly in the index.
            (2) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index.

            (3) The Lipper Balanced Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. It does not take into account sales charges.

            (4) The Blended Index represents the blended performance of a hypothetical index developed by PIMCO Advisors made up of 48% Russell 3000 Index, 12% MSCI All Country World ex-U.S. Index and 40% Lehman Brothers Aggregate Bond Index. The Russell 3000 Index and Lehman Brothers Aggregate Bond Index are described above. The MSCI All Country World ex-U.S. Index is an unmanaged index of stocks representing both developed and emerging markets but excluding the United States. It is not possible to invest directly in these indices.

            (5) The Portfolio began operations on 9/30/98. Index comparisons begin on 9/30/98.

9  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
            These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Portfolio:

Fees and    Shareholder Fees (fees paid directly from your investment)
Expenses
of the
Portfolio

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.


                                                          Other Expenses
                                                 ---------------------------------
                               Distribution                                        Total Annual
                      Advisory and/or Service    Administrative Underlying         Portfolio Operating
         Share Class  Fees     (12b-1) Fees(/1/) Fees(/2/)      Fund Expenses(/3/) Expenses
            ------------------------------------------------------------------------------------------
         Class A      None     0.25%             0.40%          0.67%              1.32%
            ------------------------------------------------------------------------------------------
         Class B      None     1.00              0.40           0.67               2.07
            ------------------------------------------------------------------------------------------
         Class C      None     1.00              0.40           0.67               2.07
            ------------------------------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) The Administrative Fees are subject to a reduction of 0.05% on average net assets attributable in the aggregate to the Portfolio's Class A, B and C shares in excess of $2.5 billion.
            (3) Based on estimated expenses for the current fiscal year.
                Underlying Fund Expenses for the Portfolio are estimated based upon a recent allocation of the Portfolio's assets among Underlying Funds and upon the total annual operating expenses of Institutional Class shares of these Underlying Funds. For a listing of the expenses associated with each Underlying Fund, please see "Management of the Portfolios--Underlying Fund Expenses." Total Annual Portfolio Operating Expenses and the Examples set forth below are based on estimates of the Underlying Fund Expenses the Portfolio will incur. Actual Underlying Fund Expenses for the Portfolio are expected to vary with changes in the allocation of the Portfolio's assets, and may be higher or lower than those shown above.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                           Example: Assuming you do not
                      Example: Assuming you redeem your shares at the end of each period   redeem your shares
         Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            -----------------------------------------------------------------------------------------------------------
         Class A      $677             $945             $1,234           $2,053            $677   $945   $1,234 $2,053
            -----------------------------------------------------------------------------------------------------------
         Class B       710              949              1,314            2,112             210    649    1,114  2,112
            -----------------------------------------------------------------------------------------------------------
         Class C       310              649              1,114            2,400             210    649    1,114  2,400
            -----------------------------------------------------------------------------------------------------------

                                                                   Prospectus 10

            30/70 Portfolio

--------------------------------------------------------------------------------


Principal   Investment
Investments Objective
and         Seeks current     Allocation
Strategies  income, with      Strategy          Target  Range
            long-term capital
            appreciation as a Underlying Stock
            secondary          Funds             30%   25%-35%
            objective         Underlying Bond
                               Funds             70%   65%-75%

            Dividend
            Frequency
            Monthly


            The Portfolio seeks to achieve its investment objective by normally investing approximately 30% (within a range of 25%-35%) of its assets in Underlying Stock Funds and approximately 70% (within a range of 65%-75%) of its assets in Underlying Bond Funds. The Portfolio invests all of its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers.

              Please see "Asset Allocation Strategies" on page 3 for a summary of how the Asset Allocation Committee allocates and reallocates the Portfolio's assets among particular Underlying Funds.

              The Portfolio may concentrate investments in a particular
            Underlying Fund by investing more than 25% of its assets in that Fund.

              Based on the Portfolio's equity/fixed income allocation
            strategy, it might be suitable for an investor with a shorter time horizon who seeks a higher level of income combined with some potential for long-term capital appreciation and has a lower tolerance for risk and volatility.

--------------------------------------------------------------------------------
Principal
Risks Allocation Risk The Portfolio's investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds. A principal risk of investing in the Portfolio is that the Asset Allocation Committee's allocation techniques and decisions and/or PIMCO Advisors' selection of Underlying Funds will not produce the desired results, and therefore the Portfolio may not achieve its investment objective.

            Underlying Fund Risks The value of your investment in the Portfolio is directly related to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Portfolio are closely related to the principal risks associated with the Underlying Funds and their investments. Because the Portfolio's allocation among the Underlying Funds will vary, your investment may be subject to any and all of these risks at different times and to different degrees.

            Among the principal risks of the Underlying Funds, which could adversely affect the net asset value, yield and total return of the Portfolio, are:

              .Interest Rate Risk .Value Securities Risk   .Emerging Markets
              .Credit Risk        .Growth Securities Risk   Risk
              .High Yield Risk    .Smaller Company Risk    .Currency Risk
              .Mortgage Risk      .Liquidity Risk          .Focused Investment
              .Market Risk        .Derivatives Risk         Risk
              .Issuer Risk        .Foreign Investment Risk .Leveraging Risk
                                                           .Management Risk

            Please see "Summary of Principal Risks" following the Portfolio Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Portfolio.

11 PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance Shown below is summary performance information for the Portfolio Information in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual returns compare with the returns of broad-based securities market indices and an index of mutual funds. The bar chart and the information to its right show performance of the Portfolio's Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. Past performance is no guarantee of future results.

            Calendar Year Total Returns -- Class A

                                                            More Recent Return
                                                            Information
                                                            1/1/00-9/30/00 5.78%
                        [GRAPH]
                                                            Highest and Lowest
                    '99        4.64%                        Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (10/1/99-
                                                            12/31/99)
                                                                           4.74%
                                                            --------------------
                                                            Lowest (1/1/99-
                                                            3/31/99)
                                                                          -1.43%

                  Calendar Year End (through 12/31)




            Average Annual Total Returns (for periods ended 12/31/99)

                                                            Portfolio Inception
                                                    1 Year  (9/30/98)(/4/)
            -------------------------------------------------------------------
         Class A                                    -0.07%    4.73%
            -------------------------------------------------------------------
         Class B                                    -1.10%    4.66%
            -------------------------------------------------------------------
         Class C                                     2.91%    7.82%
            -------------------------------------------------------------------
         Lehman Brothers Aggregate Bond Index(/1/)  -0.82%   -0.39%
            -------------------------------------------------------------------
         Lipper General Bond Fund Average(/2/)        1.17%    2.88%
            -------------------------------------------------------------------
         Blended Index(/3/)                           6.00%   10.04%
            -------------------------------------------------------------------

            (1) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index.

            (2) The Lipper General Bond Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that intend to keep most of their assets in corporate and government debt issues and do not have any quality or maturity restrictions. It does not take into account sales charges.

            (3) The Blended Index represents the blended performance of a hypothetical index developed by PIMCO Advisors made up of 24% Russell 3000 Index, 6% MSCI All Country World ex-U.S. Index and 70% Lehman Brothers Aggregate Bond Index. The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization. The MSCI All Country World ex-U.S. Index is an unmanaged index of stocks representing both developed and emerging markets but excluding the United States. The Lehman Brothers Aggregate Bond Index is described above. It is not possible to invest directly in these indices.

            (4) The Portfolio began operations on 9/30/98. Index comparisons begin on 9/30/98.

                                                                   Prospectus 12

--------------------------------------------------------------------------------
            These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Portfolio:

Fees and    Shareholder Fees (fees paid directly from your investment)
Expenses
of the
Portfolio

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  4.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                                          Other Expenses
                                                 ---------------------------------
                               Distribution                                        Total Annual
                      Advisory and/or Service    Administrative Underlying         Portfolio Operating
         Share Class  Fees     (12b-1) Fees(/1/) Fees(/2/)      Fund Expenses(/3/) Expenses
            ------------------------------------------------------------------------------------------
         Class A      None     0.25%             0.40%          0.56%              1.21%
            ------------------------------------------------------------------------------------------
         Class B      None     1.00              0.40           0.56               1.96
            ------------------------------------------------------------------------------------------
         Class C      None     1.00              0.40           0.56               1.96
            ------------------------------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) The Administrative Fees are subject to a reduction of 0.05% on average net assets attributable in the aggregate to the Portfolio's Class A, B, and C shares in excess of $2.5 billion.
            (3) Based on estimated expenses for the current fiscal year. Underlying Fund Expenses for the Portfolio are estimated based upon a recent allocation of the Portfolio's assets among Underlying Funds and upon the total annual operating expenses of Institutional Class shares of these Underlying Funds. For a listing of the expenses associated with each Underlying Fund, please see "Management of the Portfolios-- Underlying Fund Expenses." Total Annual Portfolio Operating Expenses and the Examples set forth below are based on estimates of the Underlying Fund Expenses the Portfolio will incur. Actual Underlying Fund Expenses for the Portfolio are expected to vary with changes in the allocation of the Portfolio's assets, and may be higher or lower than those shown above.


            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                           Example: Assuming you do not
                      Example: Assuming you redeem your shares at the end of each period   redeem your shares
         Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            -----------------------------------------------------------------------------------------------------------
         Class A      $568             $817             $1,085           $1,850            $568   $817   $1,085 $1,850
            -----------------------------------------------------------------------------------------------------------
         Class B       699              915              1,257            1,995             199    615    1,057  1,995
            -----------------------------------------------------------------------------------------------------------
         Class C       299              615              1,057            2,285             199    615    1,057  2,285
            -----------------------------------------------------------------------------------------------------------

13 PIMCO Funds: Multi-Manager Series

            Summary of Principal Risks

            The value of your investment in a Portfolio changes with the values of that Portfolio's investments in the Underlying Funds. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Portfolio's investments as a whole are called "principal risks." The principal risks of each Portfolio are identified in the Portfolio Summaries beginning on page 5 and are summarized in this section. There is no guarantee that a Portfolio will be able to achieve its investment objective.

            Allocation Risk

            Each Portfolio's investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds according to the Portfolio's equity/fixed income allocation targets and ranges. A principal risk of investing in each Portfolio is that PIMCO Advisors' Asset Allocation Committee will make less than optimal or poor asset allocation decisions and/or that PIMCO Advisors will make less than optimal decisions in selecting the Underlying Funds in which the Portfolios invest. The Committee attempts to identify asset classes and sub-classes represented by the Underlying Funds that will provide consistent, quality performance for the Portfolios, but there is no guarantee that the Committee's allocation techniques will produce the desired results. It is possible that the Committee and/or PIMCO Advisors will focus on Underlying Funds that perform poorly or underperform other available Funds under various market conditions. You could lose money on your investment in a Portfolio as a result of these allocation decisions.

            Underlying Fund Risks

            Because each Portfolio invests all of its assets in Underlying Funds, the risks associated with investing in the Portfolios are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of a Portfolio to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

              Each Portfolio's net asset value will fluctuate in response to changes in the net asset values of the Underlying Funds in which it invests. The extent to which the investment performance and risks associated with a particular Portfolio correlate to those of a particular Underlying Fund will depend upon the extent to which the Portfolio's assets are allocated from time to time for investment in the Underlying Fund, which will vary. A Portfolio's investment in a particular Underlying Fund may and in some cases is expected to exceed 25% of its assets. To the extent that a Portfolio invests a significant portion of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with that Fund.

              The following summarizes principal risks associated with
            investments in the Underlying Funds and, indirectly, with your investment in a Portfolio. Each Underlying Fund may be subject to additional principal risks other than those described below because the types of investments made by an Underlying Fund can change over time. The summary is not intended to be exhaustive. For a more complete description of these risks and the securities and investment techniques used by the Underlying Funds, please refer to the Statement of Additional Information and the Underlying Fund prospectuses, which are incorporated herein by reference and are available free of charge by telephoning the Distributor at 1-800-426-0107.

Market      The market price of securities owned by an Underlying Fund may go
Risk        up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities and the Underlying Stock
            Funds are particularly sensitive to these market risks.

Issuer
Risk
            The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

                                                                   Prospectus 14

Value
Securities  Each Underlying Stock Fund may invest in companies that may not be
Risk expected to experience significant earnings growth, but whose securities the Fund's portfolio manager believes are selling at a price lower than their true value. PIMCO Equity Income, Renaissance, Value, Small-Cap Value, Capital Appreciation, Mid-Cap and Micro-Cap Funds and PIMCO Allianz Select International Fund place particular emphasis on value securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Growth
Securities  Each Underlying Stock Fund may invest in equity securities of
Risk companies that its portfolio manager believes will experience relatively rapid earnings growth. PIMCO Growth, Target, Opportunity, Capital Appreciation, Mid-Cap, Micro-Cap and Innovation Funds and PIMCO Allianz Select International Fund place particular emphasis on growth securities. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller
Company     The general risks associated with equity securities and liquidity
Risk        risk are particularly pronounced for securities of companies with market capitalizations that are small compared to other publicly traded companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities.
            They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. PIMCO
            Opportunity, Micro-Cap, Small-Cap Value and Innovation Funds generally have substantial exposure to this risk. PIMCO Target and Mid-Cap Funds and PIMCO Allianz Select International Fund also have significant exposure to this risk because they invest substantial assets in companies with medium-sized market capitalizations, which are smaller and generally less-seasoned than the largest companies. Smaller company risk also applies to fixed income securities issued by smaller companies and may affect certain investments of the Underlying Bond Funds.

Liquidity   Many of the Underlying Funds are subject to liquidity risk.
Risk        Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling out of these illiquid securities at an advantageous time or price.
            Underlying Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives
Risk Many of the Underlying Funds may, but are not required to, use a number of derivative instruments for risk management purposes or as part of their investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements. An Underlying Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Also, an Underlying Fund's portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed.

              A description of the various derivative instruments in which the
            Underlying Funds may invest and the risks associated with each instrument is included in the Underlying Fund prospectuses and in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Underlying Funds.

              Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

              Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.


15 PIMCO Funds: Multi-Manager Series

              Liquidity Risk Liquidity risk exists when a particular
            derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

              Leveraging Risk Because many derivatives have a leverage
            component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When an Underlying Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leveraging risk, the Underlying Funds observe asset segregation requirements to cover their obligations under derivative instruments.

              Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that an Underlying Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory considerations.

              Market and Other Risks Like most other investments, derivative instruments are subject to the general risk that the market value of the instrument will change in a way detrimental to an Underlying Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for an Underlying Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments of an Underlying Fund. An Underlying Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

              Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to an Underlying Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, an Underlying Fund's use of derivatives may also cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

Foreign     Many Underlying Funds (in particular, PIMCO International,
(non-       Structured Emerging Markets, Tax-Efficient Structured Emerging
U.S.)       Markets, Global Bond, Foreign Bond and Emerging Markets Bond Funds
Investment  and PIMCO Allianz Select International Fund) invest in securities
Risk        of foreign issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). These Funds may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets.

              The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect an Underlying Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that an Underlying Fund invests a significant portion of its assets in a narrowly defined geographic area such as Eastern Europe, South Africa or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments. Adverse conditions in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to an Underlying Fund's investment in foreign securities.


                                                                   Prospectus 16

              Certain Underlying Bond Funds may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

Emerging    Certain Underlying Funds (in particular, PIMCO Structured Emerging
Markets     Markets, Tax-Efficient Structured Emerging Markets and Emerging
Risk        Markets Bond Funds) may invest in the securities of issuers based in countries with developing or "emerging market" economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency
Risk Many Underlying Funds may invest directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies. To the extent that they do so, these Funds are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. PIMCO Global Bond, Foreign Bond, Emerging Markets Bond, International, Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds and PIMCO Allianz Select International Fund are particularly sensitive to currency risk. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and its effect on the value of European currencies as well as securities denominated in local European currencies. These and other currencies in which Underlying Fund assets are denominated may be devalued against the U.S. dollar, resulting in a loss to such Funds.

Focused
Investment  Focusing Fund investments in a small number of issuers, industries
Risk or foreign currencies increases risk. PIMCO Global Bond, Foreign Bond and Emerging Markets Bond Funds are "non-diversified," which means that they invest in a smaller number of issuers than diversified mutual funds. Other Underlying Funds also normally invest in a relatively small number of issuers. In addition, many Underlying Bond Funds may invest a substantial portion of their assets in the bonds of similar projects or from issuers in the same state. To the extent that they focus their investments, the Underlying Funds may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Underlying Fund's net asset value. Some of those investments also may present substantial credit or other risks. PIMCO International, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets, Global Bond, Foreign Bond and Emerging Markets Bond Funds and PIMCO Allianz Select International Fund may be subject to increased risk to the extent they focus their assets in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the U.S., because companies in these areas may share common characteristics and are often subject to similar business risks and regulatory burdens, and their securities may react similarly to economic, market, political or other developments. Similarly, PIMCO Innovation Fund is vulnerable to events affecting companies which use innovative technologies to gain a strategic, competitive advantage in their industry and companies that provide and service those technologies because it normally concentrates its investments in those companies. Also, the Underlying Funds may from time to time have greater risk to the extent they invest a substantial portion of their assets in companies in related industries such as "technology" or "financial and business services," which may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to economic, market, political or other developments.

             Although each Portfolio normally invests in a number of different
            Underlying Funds, to the extent that a Portfolio concentrates a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Fund and any investments in which that Fund concentrates.

Leveraging
Risk Leverage, including borrowing, will cause the value of an Underlying Fund's shares to be more volatile that if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. Certain Underlying Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings,

17 PIMCO Funds: Multi-Manager Series
            the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. An Underlying Fund's use of derivatives may also involve leverage. The use of leverage may also cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Interest    All of the Underlying Funds that invest in fixed income
Rate Risk   securities, and particularly the Underlying Bond Funds, are subject to interest rate risk. Changes in the market values of fixed income securities are largely a function of changes in the current level of interest rates. The value of an Underlying Fund's investments in fixed income securities will typically change as the level of interest rates fluctuate. During periods of declining interest rates, the value of fixed income securities generally rise. Conversely, during periods of rising interest rates, the value of fixed income securities generally decline.

             "Duration" is one measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Accordingly, Underlying Bond Funds with longer average portfolio durations (e.g., PIMCO Long-Term U.S. Government Fund) will generally be more sensitive to changes in interest rates than Funds with shorter average portfolio durations (e.g., PIMCO Money Market, Short-Term and Low Duration Funds). Also, some portfolios (e.g., those with mortgage-backed and other prepayable securities) have changing durations and may have increasing durations precisely when that is least advantageous (i.e., when interest rates are rising).

             Many Underlying Funds, including most of the Underlying Bond
            Funds, may invest in securities that are particularly sensitive to fluctuations in prevailing interest rates and have relatively high levels of interest rate risk. These include various mortgage-related securities (for instance, the interest-only or "IO" class of a stripped mortgage-backed security) and "zero coupon" securities (fixed income securities, including certain U.S. Government securities, that do not make periodic interest payments and are purchased at a discount from their value at maturity).

Credit      All of the Underlying Funds are subject to credit risk. This is
Risk        the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflecting in credit ratings provided by rating agencies such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's
            Ratings Services ("S&P").

             The Underlying Funds that invest in fixed income securities
            (particularly the Underlying Bond Funds) are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the Underlying Fund's share price and income level. Nearly all fixed income securities are subject to some credit risk, whether the issuers of the securities are corporations, states and local governments or foreign governments. Even certain U.S. Government securities are subject to credit risk.


High        High yield securities (commonly known as "junk bonds") are fixed
Yield       income securities rated lower than Baa by Moody's or BBB by S&P,
Risk        or unrated securities determined to be of comparable quality.
            Underlying Bond Funds which invest in high yield securities (in particular, PIMCO High Yield and Emerging Markets Bond Funds) may be subject to greater levels of interest rate, credit and liquidity risk than Funds that invest exclusively in higher quality fixed income securities (e.g., PIMCO Money Market and Long-Term U.S. Government Funds). These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments (credit risk).
            These securities may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed income securities. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce an Underlying Bond Fund's ability to sell them (liquidity risk).

Mortgage    Most of the Underlying Bond Funds may invest in mortgage-related
Risk        securities. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is sometimes referred to as extension risk. In addition, mortgage-related securities may involve special risks relating to unanticipated rates of prepayment on the mortgages underlying the securities. This is sometimes referred to as prepayment

                                                                   Prospectus 18
            risk. Declining interest rates may tend to increase prepayments, and these prepayments would have to be reinvested at the then-prevailing lower interest rates. Therefore, an Underlying Fund that holds mortgage-related securities may have less potential for capital appreciation during periods of declining interest rates than Funds that invest in other types of fixed income securities of similar maturities.


Management  Each Underlying Fund is subject to management risk because it is
Risk an actively managed investment portfolio. PIMCO Advisors, Pacific Investment Management Company LLC ("Pacific Investment Management Company"), and the sub-advisers and individual portfolio managers of the Underlying Funds will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that they will produce the desired results.

A Note on   Each Portfolio may invest in PIMCO StocksPLUS Fund. While the
PIMCO       investment objective of that Fund is to achieve a total return
StocksPLUS  which exceeds the total return performance of the S&P 500 Index,
Fund        it does so by investing substantially all of its assets in a combination of equity-based (S&P 500 Index) derivative instruments, backed by a portfolio of fixed income securities.
            Consequently, the risks of investing in the Fund include derivatives risk and the risks generally associated with the Underlying Bond Funds. To the extent that the Fund invests in S&P
            500 Index derivatives backed by a portfolio of fixed income securities, under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and fixed income securities are declining, the Fund may experience greater losses than would be the case if it were to invest directly in a portfolio of S&P 500 Index stocks.

19 PIMCO Funds: Multi-Manager Series

            Investment Objectives and Principal Investment Strategies

            The investment objective and principal investment strategies of each Portfolio are described below. There can be no assurance that the investment objective of any Portfolio will be achieved. Because the market value of each Portfolio's investments will change, the net asset value per share of each Portfolio will also vary.

             The Portfolios are intended for investors who prefer to have their asset allocation decisions made by professional money managers. Each Portfolio seeks to achieve its investment objective by investing within specified equity and fixed income ranges among the Underlying Funds. Each Underlying Fund is a series of the Trust or PIMCO Funds: Pacific Investment Management Series and is managed by PIMCO Advisors and/or its affiliates.

Portfolio   90/10 Portfolio seeks long-term capital appreciation. Under normal
Descriptionsconditions, approximately 90% of the Portfolio's assets will be allocated among Underlying Stock Funds and 10% among Underlying
            Bond Funds.

            60/40 Portfolio seeks long-term capital appreciation and current income. Under normal conditions, approximately 60% of the Portfolio's assets will be allocated among Underlying Stock Funds and 40% among Underlying Bond Funds.

            30/70 Portfolio seeks current income. Long-term capital appreciation is a secondary objective. Under normal conditions, approximately 30% of the Portfolio's assets will be allocated among Underlying Stock Funds and 70% among Underlying Bond Funds.

             PIMCO Advisors serves as the investment adviser to the Portfolios and selects the Underlying Funds in which the Portfolios may invest. PIMCO Advisors' Asset Allocation Committee determines how each Portfolio allocates and reallocates its assets among the Underlying Funds selected by PIMCO Advisors according to the Portfolio's equity/fixed income allocation targets and ranges. Please see "Asset Allocation Strategies" in the Summary Information section above for a description of the allocation strategies and techniques used by the Committee. The table below illustrates the equity and fixed income allocation targets and typical ranges for each Portfolio under normal market conditions.

             Equity and Fixed Income Targets and Ranges
             (as a percentage of each Portfolio's total investments)

                                                             Typical
           PIMCO Funds                            Target     Allocation
           Asset Allocation Series                Allocation Range
               --------------------------------------------------------
           90/10 Portfolio
            Equity--Underlying Stock Funds        90%        80% - 100%
            Fixed Income--Underlying Bond Funds*  10%         0% -  20%
               --------------------------------------------------------
           60/40 Portfolio
            Equity--Underlying Stock Funds        60%        50% -  70%
            Fixed Income--Underlying Bond Funds*  40%        30% -  50%
               --------------------------------------------------------
           30/70 Portfolio
            Equity--Underlying Stock Funds        30%        25% -  35%
            Fixed Income--Underlying Bond Funds*  70%        65% -  75%

              * The Fixed Income portion may include a money market component through investments in PIMCO Money Market Fund.


                                                                   Prospectus 20

              Each Portfolio invests all of its assets in Underlying Funds and may invest in any or all of the Funds. However, it is expected that a Portfolio will invest in only some of the Underlying Funds at any particular time. A Portfolio's investment in a particular Underlying Fund may exceed 25% of the Portfolio's total assets. To the extent that a Portfolio invests a significant portion of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with that Fund. The particular Underlying Funds in which each Portfolio may invest, the equity and fixed income allocation targets and ranges specified above, and the percentage of each Portfolio's assets invested from time to time in any Underlying Fund or combination of Funds may be changed from time to time without the approval of the Portfolio's shareholders. Each Portfolio is also subject to certain investment restrictions that are described under "Investment Restrictions" in the Statement of Additional Information.

Equity      The equity portion of each Portfolio will be allocated among a
Portion     number of Underlying Stock Funds which represent a broad range of
of the      equity-based asset classes and sub-classes and a variety of
Portfolios  investment objectives and strategies. By allocating assets among these Funds, the equity portions of the Portfolios can be diversified in multiple ways, including the following:

            By Investment Style/Category
              .Growth
              .Blend (Broad Market)
              .Value
              .Enhanced Index
              .Sector-Related

            By Region
              .U.S. Equities
              .International Developed Markets Equities
              .International Emerging Markets Equities

            By Size
              .Large-Cap
              .Mid-Cap
              .Small-Cap

            For a description of the Underlying Stock Funds and their investment objectives and strategies, please see "Underlying Funds."


Fixed       The fixed income portion of each Portfolio will be allocated among
Income      a number of Underlying Bond Funds which represent a broad range of
Portion     fixed income-based asset classes and sub-classes and a variety of
of the      investment objectives and strategies. By allocating assets among
Portfolios  these Funds, the fixed income portions of the Portfolios can be diversified in multiple ways, including the following:

            By Sector/Investment Specialty
              .Governments
              .Mortgages
              .Corporate
              .Inflation-Indexed

            By Region
              .U.S. Fixed Income
              .Developed Foreign Fixed Income
              .Emerging Markets Fixed Income

            By Credit Quality
              .Investment Grade/Money Market
              .Medium Grade
              .High Yield

            By Duration
              .Long-Term
              .Intermediate-Term
              .Short-Term

21 PIMCO Funds: Multi-Manager Series

            For a description of the Underlying Bond Funds and their investment objectives and strategies, please see "Underlying Funds."

Temporary   In response to unfavorable market and other conditions, each
Defensive   Portfolio may invest up to 100% of its assets in PIMCO Money
Strategies  Market Fund (and may deviate from its asset allocation range) for temporary defensive purposes. A Portfolio may also borrow money for temporary or emergency purposes. These temporary strategies would be inconsistent with the Portfolio's investment objective and principal investment strategies and may adversely affect the Portfolio's ability to achieve its investment objective.


Portfolio   A change in the securities held by a Portfolio is known as
Turnover    "portfolio turnover." Because PIMCO Advisors does not expect to reallocate the Portfolios' assets among the Underlying Funds on a frequent basis, the portfolio turnover rates for the Portfolios are expected to be modest (i.e., less than 25%) in comparison to most mutual funds. However, the Portfolios' indirectly bear the expenses associated with portfolio turnover of the Underlying
            Funds, a number of which have fairly high portfolio turnover rates
            (i.e., in excess of 100%). High portfolio turnover involves correspondingly greater expenses to an Underlying Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Shareholders in the Portfolios may also bear expenses directly or indirectly through sales of securities held by the Portfolios and the Underlying Funds which result in realization of taxable capital gains. To the extent such gains relate to securities held for twelve months or less, such gains will be short-term capital gains taxed at ordinary income tax rates when distributed to shareholders who are individuals. The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio's performance and the return to shareholders.


Changes     The investment objective, equity/fixed income allocation targets
in          and ranges, and, unless otherwise noted, other investment policies
Investment of each Portfolio described in this Prospectus may be changed by Objectives the Board of Trustees without shareholder approval. If there is a
and         change in a Portfolio's investment objective, allocation target or
Policies    range, or other investment policies, shareholders should consider whether the Portfolio remains an appropriate investment in light of their then current financial positions and needs.

                                                                   Prospectus 22

            Underlying Funds

            Each Portfolio invests all of its assets in Underlying Funds. Accordingly, each Portfolio's investment performance depends upon a favorable allocation among the Underlying Funds as well as the ability of the Underlying Funds to achieve their objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved. Shares of the Underlying Funds are not offered in this Prospectus.

Advisory
ArrangementsPIMCO Advisors serves as investment adviser for each of the
for the     Underlying Stock Funds, except that its affiliate, Pacific
Underlying  Investment Management Company, is the sole investment adviser to
Funds       PIMCO StocksPLUS Fund. The PIMCO Equity Advisors division of PIMCO
            Advisors manages the investments of several of the Underlying
            Stock Funds. PIMCO Advisors retains sub-advisory firms to manage the portfolios of other Underlying Stock Funds. These firms include PIMCO/Allianz International Advisors LLC, Cadence Capital
            Management, NFJ Investment Group and Parametric Portfolio
            Associates, each of which is an affiliate of PIMCO Advisors, and Blairlogie Capital Management, which is not an affiliate. Pacific
            Investment Management Company is the sole investment adviser to each of the Underlying Bond Funds. For a complete description of the advisory and sub-advisory arrangements for the Underlying
            Funds, please see the Statement of Additional Information and the Underlying Fund prospectuses, which are incorporated herein by reference and are available free of charge by telephoning the Distributor at 1-800-426-0107.

Underlying  The following provides a concise description of the investment
Stock       objective, main investments and other information about each
Funds       Underlying Stock Fund. For a complete description of these Funds, please see the Underlying Fund prospectuses, which are incorporated herein by reference and are available free of charge by telephoning the Distributor at 1-800-426-0107.

                                                                                     Approximate Approximate
               PIMCO                Investment            Main                       Number of   Capitalization
               Fund                 Objective             Investments                Holdings    Range
 ----------------------------------------------------------------------------------------------------------------------
  Growth Stock Growth               Long-term growth of   Common stocks of           35-40       At least $5 billion
  Funds                             capital;              companies with market
                                    income is an          capitalizations of at
                                    incidental            least $5 billion
                                    consideration
               --------------------------------------------------------------------------------------------------------
               Target               Capital appreciation; Common stocks of           40-60       Between $1 billion
                                    no                    companies with market                  and $10 billion
                                    consideration is      capitalizations of
                                    given to income       between $1 billion and
                                                          $10 billion
               --------------------------------------------------------------------------------------------------------
               Opportunity          Capital appreciation; Common stocks of           60-100      Between $100 million
                                    no                    companies with market                  and $2 billion
                                    consideration is      capitalizations of
                                    given to income       between $100 million and
                                                          $2 billion
 ----------------------------------------------------------------------------------------------------------------------
  Blend Stock  Capital Appreciation Growth of capital     Common stocks of           60-100      At least $1 billion
  Funds                                                   companies with market
                                                          capitalizations of at
                                                          least $1 billion that
                                                          have improving
                                                          fundamentals and whose
                                                          stock is reasonably
                                                          valued by the market
               --------------------------------------------------------------------------------------------------------
               Mid-Cap              Growth of capital     Common stocks of           60-100      More than $500 million
                                                          companies with market                  (excluding the
                                                          capitalizations of more                largest 200
                                                          than $500 million                      companies)
                                                          (excluding the largest
                                                          200 companies) that have
                                                          improving fundamentals
                                                          and whose stock is
                                                          reasonably valued by the
                                                          market
               --------------------------------------------------------------------------------------------------------
               Micro-Cap            Long-term growth of   Common stocks of           60-100      Less than
                                    capital               companies with market                  $250 million
                                                          capitalizations of less
                                                          than $250 million that
                                                          have improving
                                                          fundamentals and whose
                                                          stock is reasonably
                                                          valued by the market

23 PIMCO Funds: Multi-Manager Series

                                                                                          Approximate Approximate
                 PIMCO                    Investment            Main                      Number of   Capitalization
                 Fund                     Objective             Investments               Holdings    Range
 ---------------------------------------------------------------------------------------------------------------------------
  Value Stock    Equity Income            Current income as a   Income-producing common   40-50       More than $2 billion
  Funds                                   primary objective;    stocks of companies
                                          long-term growth of   with market
                                          capital is a          capitalizations of more
                                          secondary objective   than $2 billion
                 -----------------------------------------------------------------------------------------------------------
                 Renaissance              Long-term growth of   Common stocks of          50-80       All capitalizations
                                          capital               companies with below-
                                          and income            average valuations
                                                                whose business
                                                                fundamentals are
                                                                expected to improve
                 -----------------------------------------------------------------------------------------------------------
                 Value                    Long-term growth of   Common stocks of          40          More than $5 billion
                                          capital               companies with market
                                          and income            capitalizations of more
                                                                than $5 billion and
                                                                below average
                                                                valuations whose
                                                                business fundmentals
                                                                are expected to improve
                 -----------------------------------------------------------------------------------------------------------
                 Small-Cap Value          Long-term growth of   Common stocks of          100         Between $100 million
                                          capital               companies with market                 and $1.5 billion
                                          and income            capitalizations of
                                                                between $100 million
                                                                and $1.5 billion and
                                                                below-average price-to-
                                                                earnings ratios
                                                                relative to the market
                                                                and their industry
                                                                groups
 ---------------------------------------------------------------------------------------------------------------------------
  Enhanced Index Tax-Efficient Equity     Maximum after-tax     A broadly diversified     More than   More than $5 billion
  Stock Funds                             growth of capital     portfolio of at least     200
                                                                200 common stocks of
                                                                companies represented
                                                                in the S&P 500 Index
                                                                with market
                                                                capitalizations of more
                                                                than $5 billion
                 -----------------------------------------------------------------------------------------------------------
                 Enhanced Equity          A total return which  Common stocks             100-200     At least $5 billion
                                          equals or exceeds the represented in the S&P
                                          total return          500 Index with market
                                          performance of an     capitalizations of more
                                          index (currently the  than $5 billion
                                          S&P 500 Index) that
                                          represents the
                                          performance of a
                                          reasonably broad
                                          spectrum of common
                                          stocks that are
                                          publicly traded in
                                          the U.S.
                 -----------------------------------------------------------------------------------------------------------
                 StocksPLUS               Total return that     S&P 500 stock index       N/A         N/A
                                          exceeds that          derivatives backed by a
                                          of the S&P 500 Index  portfolio of short-term
                                                                fixed income securities
 ---------------------------------------------------------------------------------------------------------------------------
  International  International            Capital appreciation  Common stocks of          200-250     More than $500 million
  Stock Funds                             through investment in foreign (non-U.S.)
                                          an international      issuers (developed and
                                          portfolio; income is  emerging markets)
                                          an incidental         with market
                                          consideration         capitalizations of more
                                                                than $500 million
                 -----------------------------------------------------------------------------------------------------------
                 Select International     Capital appreciation  Common stocks of          30-60       More than $1 billion
                                                                companies located
                                                                outside of the United
                                                                States with market
                                                                capitalizations of more
                                                                than $1 billion
                 -----------------------------------------------------------------------------------------------------------
                 Structured Emerging      Long-term growth of   Common stocks of          More than   All
                 Markets                  capital               companies located in,     300         capitalizations
                                                                or whose principal
                                                                business operations are
                                                                based in, emerging
                                                                markets
                 -----------------------------------------------------------------------------------------------------------
                 Tax-Efficient Structured Long-term growth of   Common stocks of          More than   All
                 Emerging Markets         capital. The Fund     companies located in,     300         capitalizations
                                          also seeks to achieve or whose principal
                                          higher after-tax      business operations are
                                          returns for its       based in, emerging
                                          shareholders by using markets
                                          a variety of tax-
                                          efficient management
                                          strategies
 ---------------------------------------------------------------------------------------------------------------------------
  Sector-Related Innovation               Capital appreciation; Common stocks of          40          More than $200 million
  Stock Funds                             no                    technology-related
                                          consideration is      companies with market
                                          given to income       capitalizations of more
                                                                than $200 million


                                                                   Prospectus 24

Underlying  The investment objective of each Underlying Bond Fund (except as
Bond        provided below) is to seek to realize maximum total return,
Funds       consistent with preservation of capital and prudent investment management. The "total return" sought by most of the Underlying
            Bond Funds will consist of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The investment objective of PIMCO Real Return Bond Fund is to seek to realize maximum real return, consistent with preservation of real capital and prudent investment management. "Real return" is a measure of the change in purchasing power of money invested in a particular investment after adjusting for inflation. The investment objective of each of PIMCO Money Market Fund and PIMCO Short-Term Fund is to seek to obtain maximum current income, consistent with preservation of capital and daily liquidity. PIMCO Money Market
            Fund also attempts to maintain a stable net asset value of $1.00 per share, although there can be no assurance that it will be successful in doing so.

             The following provides a concise description of the main
            investments of and other information relating to each Underlying Bond Fund. For a complete description of these Funds, please see the Underlying Fund prospectus for PIMCO Funds: Pacific Investment Management Series, which is incorporated herein by reference and is available free of charge by telephoning the Distributor at 1-800-426-0107.

                PIMCO Fund        Main Investments           Duration                        Credit Quality(/1/)
-----------------------------------------------------------------------------------------------------------------------------------
 Short          Money Market      Money market instruments   (less than or =)90 days dollar- Min 95% Aaa or Prime 1;
 Duration Bond                                               weighted average maturity       (less than or =)5% Aa or Prime 2
 Funds
                -------------------------------------------------------------------------------------------------------------------
                Short-Term        Money market instruments   0-1 yr                          B to Aaa; max 10%
                                  and short maturity                                         below Baa
                                  fixed income securities
               --------------------------------------------------------------------------------------------------------------------
                Low Duration      Short maturity             1-3 yrs                         B to Aaa; max 10%
                                  fixed income                                               below Baa
                                  securities
              ---------------------------------------------------------------------------------------------------------------------
 Intermediate   Moderate Duration Short and                  2-5 yrs                         B to Aaa; max 10%
 Duration                         intermediate                                               below Baa
 Bond Funds                       maturity fixed income
                                  securities
                -------------------------------------------------------------------------------------------------------------------
                Total Return      Intermediate               3-6 yrs                         B to Aaa; max 10%
                                  maturity fixed                                             below Baa
                                  income
                                  securities
                -------------------------------------------------------------------------------------------------------------------
                Total Return II   Intermediate               3-6 yrs                         Baa to Aaa
                                  maturity fixed
                                  income securities
                                  with quality and
                                  non-U.S. issuer
                                  restrictions
 ----------------------------------------------------------------------------------------------------------------------------------
 Long Duration  Long-Term U.S.    Long-term                  (greater than or =)8 yrs        A to Aaa
 Bond Funds     Government        maturity fixed
                                  income securities
 ----------------------------------------------------------------------------------------------------------------------------------
 International  Global Bond       U.S. and non-              3-7 yrs                         B to Aaa; max 10%
 Bond Funds                       U.S. intermediate                                          below Baa
                                  maturity fixed income
                                  securities
                -------------------------------------------------------------------------------------------------------------------
                Foreign Bond      Intermediate               3-7 yrs                         B to Aaa; max 10%
                                  maturity hedged                                            below Baa
                                  non-U.S. fixed income
                                  securities
                -------------------------------------------------------------------------------------------------------------------
                Emerging Markets  Emerging market            0-8 yrs                         B to Aaa
                Bond              fixed income
                                  securities
 ----------------------------------------------------------------------------------------------------------------------------------
 High Yield     High Yield        Higher yielding            2-6 yrs                         B to Aaa; min 65%
 Bond Funds                       fixed income                                               below Baa
                                  securities
 ----------------------------------------------------------------------------------------------------------------------------------
 Inflation      Real Return Bond  Inflation-                 N/A                             B to Aaa; max 10%
 Indexed Bond                     indexed fixed                                              below Baa
 Funds                            income
                                  securities
                            Non-U.S. Dollar
                            Denominated
                            Securities(/2/)
                      ---------------------------------------------------------------------------------------------
                            0%
                      ---------------------------------------------------------------------------------------------
                            0-5%
                      ---------------------------------------------------------------------------------------------
                            0-20%
                      ---------------------------------------------------------------------------------------------
                            0-20%
                      ---------------------------------------------------------------------------------------------
                            0-20%
                      ---------------------------------------------------------------------------------------------
                            0%
                      ---------------------------------------------------------------------------------------------
                            0%
                      ---------------------------------------------------------------------------------------------
                            25-75%
                      ---------------------------------------------------------------------------------------------
                            (greater than or =)85%
                      ---------------------------------------------------------------------------------------------
                            (greater than or =)80%
              -----------------------------------------------------------------------------------------------------
                            0-15%
              -----------------------------------------------------------------------------------------------------
                            0-20%

             1. As rated by Moody's Investors Service, Inc., or equivalently rated by Standard & Poor's Rating Services, or if unrated, de-termined by Pacific Investment Management Company to be of com-parable quality.

             2. Percentage limitations relate to non-U.S. dollar-denominated securities for all Underlying Bond Funds except PIMCO Global Bond, Foreign Bond and Emerging Markets Bond Funds. Percentage limitations for these three Funds relate to securities of non-U.S. issuers, denominated in any currency. For the PIMCO High Yield Fund, the percentage limitation relates to euro-denomi-nated securities. Each Underlying Bond Fund (except PIMCO Total Return II and Long-Term U.S. Government Funds) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.

              Each Underlying Bond Fund invests at least 65% of its assets in the following types of securities, which, unless provided above, may be issued by domestic or foreign entities and denominated in U.S. dollars or foreign currencies: securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); corporate debt securities, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations; delayed funding loans and revolving

25 PIMCO Funds: Multi-Manager Series
            credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities.

Other       In addition to purchasing the securities listed above under "Main
Investment  Investments," some or all of the Underlying Funds may to varying
Practices   extents: lend portfolio securities; enter into repurchase
of the      agreements and reverse repurchase agreements; purchase and sell
Underlying  securities on a when-issued or delayed delivery basis; enter into
Funds       forward commitments to purchase securities; purchase and write call and put options on securities and securities indexes; enter into futures contracts, options on futures contracts and swap agreements; invest in foreign securities; and buy or sell foreign currencies and enter into forward foreign currency contracts.
            These and the other types of securities and investment techniques used by the Underlying Funds all have attendant risks. The
            Portfolios are indirectly subject to some or all of these risks to varying degrees because they invest all of their assets in the Underlying Funds. For further information concerning the investment practices of and risks associated with the Underlying
            Funds, please see "Investment Objectives and Policies" in the Statement of Additional Information and the Underlying Fund prospectuses, which are incorporated herein by reference and are available free of charge by telephoning the Distributor at 1-800-
            426-0107.

Additional In addition to the Funds listed above, a Portfolio may invest in Underlying additional Underlying Funds, including those that may become
Funds available for investment in the future, at the discretion of PIMCO Advisors and without shareholder approval.

            Other Risk Information

Potential   PIMCO Advisors has broad discretion to allocate and reallocate the
Conflicts   Portfolios' assets among the Underlying Funds consistent with the
of          Portfolios' investment objectives and policies and asset
Interest    allocation targets and ranges. Although PIMCO Advisors does not charge an investment advisory fee for its asset allocation services, PIMCO Advisors and its affiliates indirectly receive fees (including investment advisory and administrative fees) from the Underlying Funds in which the Portfolios invest. In this regard, PIMCO Advisors has a financial incentive to invest a Portfolio's assets in Underlying Funds with higher fees than other
            Funds, even if it believes that alternate investments would better serve the Portfolio's investment program. PIMCO Advisors is legally obligated to disregard that incentive in making asset allocation decisions for the Portfolios. The Trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolios and the Underlying
            Funds of the Trust.

                                                                   Prospectus 26

            Management of the Portfolios

Investment
Adviser
and
Administrator
            PIMCO Advisors serves as the investment adviser and the administrator (serving in its capacity as administrator, the "Administrator") for the Portfolios. Subject to the supervision of the Board of Trustees, PIMCO Advisors is responsible for managing, either directly or through others selected by it, the investment activities of the Portfolios and the Portfolios' business affairs and other administrative matters.

              PIMCO Advisors is located at 800 Newport Center Drive, Newport
            Beach, California 92660. Organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of September 30, 2000, PIMCO Advisors and its subsidiary partnerships had approximately $272 billion in assets under management.

              PIMCO Advisors has retained its affiliate, Pacific Investment
            Management Company, to provide various administrative and other services required by the Portfolios in its capacity as sub-administrator. PIMCO Advisors and the sub-administrator may retain other affiliates to provide certain of these services.

Asset       PIMCO Advisors selects the Underlying Funds in which the
Allocation  Portfolios may invest. PIMCO Advisors' Asset Allocation Committee
Committee   is responsible for determining how the Portfolios' assets are allocated and reallocated from time-to-time among the Underlying
            Funds selected by PIMCO Advisors. The following provides information about the individuals who comprise the Asset
            Allocation Committee and are primarily responsible for making asset allocation and other investment decisions for the Portfolios.

          Asset Allocation
          Committee Member   Since     Recent Professional Experience
          -------------------------------------------------------------------------------------------------
          Udo Frank          May, 2000 Managing Director and Chief Investment Officer of Allianz Asset
                                       Advisory and Management GmbH, responsible for the entire investment area (since 1997), and Chief Executive Officer and Chief Investment
                                       Officer of Allianz PIMCO Asset Management. Previously, he served as the Chief Investment Officer of Allianz KAG since 1994.
          Kenneth W.         May, 2000 Managing Director and Chief Investment Officer of the PIMCO Equity
          Corba                        Advisors Division of PIMCO Advisors and a Member of the Management
                                       Board of PIMCO Advisors. Prior to joining PIMCO Advisors, he was with Eagle Asset Management from 1995 to 1998, serving in various capacities including as Chief Investment Officer and Portfolio
                                       Manager. He was with Stein Roe & Farnham Inc. from 1984 to 1995, serving in various capacities including as Director of the Capital
                                       Management Group, Senior Vice President and Portfolio Manager.
          Colin Glinsman     May, 2000 Chief Investment Officer of Oppenheimer Capital since 1999.
                                       Previously, he served as a portfolio manager and research analyst at Oppenheimer Capital from 1989 to 1999.
          John Hague         May, 2000 Managing Director of Pacific Investment Management Company LLC,
                                       where he is a member of the Executive Committee and a senior member of the Portfolio Management and Investment Strategy Groups. He
                                       joined Pacific Investment Management Company LLC in 1987.
          John Loftus        May, 2000 Managing Director of Pacific Investment Management Company LLC,
                                       where he is a senior member of its Investment Strategy Group. He also heads the firm's product management area. He joined Pacific
                                       Investment Management Company LLC in 1986.


Advisory    The Portfolios do not pay any fees to PIMCO Advisors under the
Fees        Trust's investment advisory agreement in return for the advisory and asset allocation services provided by PIMCO Advisors. The
            Portfolios do, however, indirectly pay their proportionate share of the advisory fees paid to PIMCO Advisors and Pacific Investment
            Management Company by the Underlying Funds in which the Portfolios invest. See "Underlying Fund Expenses" below.

Administrative
Fees

            Each Portfolio pays for the administrative services it requires under a fee structure which is essentially fixed. Class A, Class B and Class C shareholders of each Portfolio pay an administrative fee to PIMCO Advisors, computed as a percentage of the Portfolio's assets attributable in the aggregate to those classes of shares. PIMCO Advisors, in turn, provides or procures administrative services for Class A, Class B and Class C shareholders and also bears the costs of most third-party services required by the Portfolios, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Portfolios do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Class A, Class B and Class C shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust's disinterested Trustees.

              Each Portfolio pays monthly administrative fees to PIMCO
            Advisors at an annual rate of 0.40% based on the average daily net assets attributable in the aggregate to the Portfolio's Class A, Class B

27 PIMCO Funds: Multi-Manager Series
            and Class C shares up to $2.5 billion, and 0.35% based on such average daily net assets in excess of $2.5 billion. The Portfolios also indirectly pay their proportionate share of the administrative fees charged by PIMCO Advisors and Pacific Investment Management Company to the Underlying Funds in which the Portfolios invest. See "Underlying Fund Expenses" below.

Underlying  The expenses associated with investing in a "fund of funds," such
Fund        as the Portfolios, are generally higher than those for mutual
Expenses    funds that do not invest primarily in other mutual funds. This is because shareholders in a "fund of funds" indirectly pay a portion of the fees and expenses charged at the underlying fund level.

              The Portfolios are structured in the following ways to lessen the impact of expenses incurred at the Underlying Fund level:

            . The Portfolios do not pay any fees for asset allocation or advisory services under the Trust's investment advisory agreement.

            . The Underlying Funds invest in Institutional Class shares of the
              Underlying Funds, which are not subject to any sales charges or 12b-1 fees.

              The following table summarizes the annual expenses borne by
            Institutional Class shareholders of the Underlying Funds (based on estimates for the current fiscal year). Because the Portfolios invest in Institutional Class shares of the Underlying Funds, shareholders of each Portfolio indirectly bear a proportionate share of these expenses, depending upon how the Portfolio's assets are allocated from time to time among the Underlying Funds. See "Fees and Expenses of the Portfolio" in each Portfolio Summary above.

                                      Annual Underlying Fund Expenses
                                      (Based on the average daily net assets
                                      attributable to a Fund's Institutional
                                      Class shares):
                                      Advisory Admini-       Total Fund
           Underlying Fund            Fees     strative Fees Operating Expenses
               ----------------------------------------------------------------
           PIMCO Growth               0.50%    0.25%         0.75%
               ----------------------------------------------------------------
           PIMCO Target               0.55     0.25          0.80
               ----------------------------------------------------------------
           PIMCO Opportunity          0.65     0.25          0.90
               ----------------------------------------------------------------
           PIMCO Capital
            Appreciation              0.45     0.25          0.70
               ----------------------------------------------------------------
           PIMCO Mid-Cap              0.45     0.25          0.70
               ----------------------------------------------------------------
           PIMCO Micro-Cap            1.25     0.25          1.50
               ----------------------------------------------------------------
           PIMCO Equity Income        0.45     0.25          0.70
               ----------------------------------------------------------------
           PIMCO Renaissance          0.60     0.25          0.85
               ----------------------------------------------------------------
           PIMCO Value                0.45     0.25          0.70
               ----------------------------------------------------------------
           PIMCO Small-Cap Value      0.60     0.25          0.85
               ----------------------------------------------------------------
           PIMCO Tax-Efficient
            Equity                    0.45     0.25          0.70
               ----------------------------------------------------------------
           PIMCO Enhanced Equity      0.45     0.25          0.70
               ----------------------------------------------------------------
           PIMCO StocksPLUS           0.40     0.25          0.65
               ----------------------------------------------------------------
           PIMCO International        0.55     0.50          1.05
               ----------------------------------------------------------------
           PIMCO Allianz Select
            International             0.75     0.50          1.25
               ----------------------------------------------------------------
           PIMCO Structured Emerging
            Markets                   0.45     0.50          0.95
               ----------------------------------------------------------------
           PIMCO Tax-Efficient
            Structured Emerging
            Markets                   0.45     0.50          0.95
               ----------------------------------------------------------------
           PIMCO Innovation           0.65     0.25          0.90
               ----------------------------------------------------------------
           PIMCO Money Market         0.15     0.20          0.35
               ----------------------------------------------------------------
           PIMCO Short-Term           0.25     0.20          0.45
               ----------------------------------------------------------------
           PIMCO Low Duration         0.25     0.18          0.43
               ----------------------------------------------------------------
           PIMCO Moderate Duration    0.25     0.20          0.45
               ----------------------------------------------------------------
           PIMCO Total Return         0.25     0.18          0.43
               ----------------------------------------------------------------
           PIMCO Total Return II      0.25     0.25          0.50
               ----------------------------------------------------------------
           PIMCO Long-Term U.S.
            Government                0.25     0.25          0.50
               ----------------------------------------------------------------
           PIMCO Global Bond          0.25     0.30          0.55
               ----------------------------------------------------------------
           PIMCO Foreign Bond         0.25     0.25          0.50
               ----------------------------------------------------------------
           PIMCO Emerging Markets
            Bond                      0.45     0.40          0.85
               ----------------------------------------------------------------
           PIMCO High Yield           0.25     0.25          0.50
               ----------------------------------------------------------------
           PIMCO Real Return Bond     0.25     0.27          0.52

                                                                   Prospectus 28

Distributor The Trust's Distributor is PIMCO Funds Distributors LLC, a wholly owned subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.

            Investment Options -- Class A, B and C Shares

            The Trust offers investors Class A, Class B and Class C shares of each Portfolio in this Prospectus. Each class of shares is subject to different types and levels of sales charges than the other classes and bears a different level of expenses.

             The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class. More extensive information about the Trust's multi-class arrangements is included in the PIMCO Funds Shareholders' Guide for Class A, B and C Shares (the "Guide"), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See "How to Buy and Sell Shares--PIMCO Funds Shareholders' Guide" below.

Class A     .   You pay an initial sales charge of up to 5.50% when you buy
Shares          Class A shares. The sales charge is deducted from your
                investment so that not all of your purchase payment is invested.

            . You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

            . Class A shares are subject to lower 12b-1 fees than Class B or Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.

            . You normally pay no contingent deferred sales charge ("CDSC") when you redeem Class A shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

Class B     .   You do not pay an initial sales charge when you buy Class B
Shares          shares. The full amount of your purchase payment is invested initially.

            . You normally pay a CDSC of up to 5% if you redeem Class B shares during the first six years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B shares. You pay no CDSC if you redeem during the seventh year and thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Guide for details.

            . Class B shares are subject to higher 12b-1 fees than Class A shares for the first seven years they are held. During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

            . Class B shares automatically convert into Class A shares after they have been held for seven years. After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares.

Class C     .  You do not pay an initial sales charge when you buy Class C
Shares         shares. The full amount of your purchase payment is invested initially.

            . You normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

            . Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

            . Class C shares do not convert into any other class of shares. Because Class B shares convert into Class A shares after seven years, Class C shares will normally be subject to higher expenses and will pay lower dividends than Class B shares if the shares are held for more than seven years.

29 PIMCO Funds: Multi-Manager Series

            The following provides additional information about the sales charges and other expenses associated with Class A, Class B and Class C shares.

--------------------------------------------------------------------------------
Initial     Unless you are eligible for a waiver, the public offering price
Sales       you pay when you buy Class A shares of the Portfolios is the net
Charges--   asset value ("NAV") of the shares plus an initial sales charge.
Class A     The initial sales charge varies depending upon the size of your
Shares      purchase, as set forth below. No sales charge is imposed where
            Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions.

            90/10 Portfolio and 60/40 Portfolio

                                Initial Sales Charge         Initial Sales Charge
         Amount of              as % of Net                  as % of Public
         Purchase               Amount Invested              Offering Price
            ---------------------------------------------------------------------
         $0-$49,999             5.82%                        5.50%
            ---------------------------------------------------------------------
         $50,000-$99,999        4.71%                        4.50%
            ---------------------------------------------------------------------
         $100,000-$249,999      3.63%                        3.50%
            ---------------------------------------------------------------------
         $250,000-$499,999      2.56%                        2.50%
            ---------------------------------------------------------------------
         $500,000-$999,999      2.04%                        2.00%
            ---------------------------------------------------------------------
         $1,000,000 +           0.00%*                       0.00%*
            ---------------------------------------------------------------------

            30/70 Portfolio

                                Initial Sales Charge         Initial Sales Charge
         Amount of              as % of Net                  as % of Public
         Purchase               Amount Invested              Offering Price
            ---------------------------------------------------------------------
         $0-$49,999             4.71%                        4.50%
            ---------------------------------------------------------------------
         $50,000-$99,999        4.17%                        4.00%
            ---------------------------------------------------------------------
         $100,000-$249,999      3.63%                        3.50%
            ---------------------------------------------------------------------
         $250,000-$499,999      2.56%                        2.50%
            ---------------------------------------------------------------------
         $500,000-$999,999      2.04%                        2.00%
            ---------------------------------------------------------------------
         $1,000,000 +           0.00%*                       0.00%*
            ---------------------------------------------------------------------

            *As shown, investors that purchase $1,000,000 or more of any Portfolio's Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See "CDSCs on Class A Shares" below.

--------------------------------------------------------------------------------
Contingent  Unless you are eligible for a waiver, if you sell (redeem) your
Deferred    Class B or Class C shares within the time periods specified below,
Sales       you will pay a CDSC according to the following schedules.
Charges
(CDSCs)
-- Class
B and
Class C
Shares


Class B
Shares
         Years Since Purchase             Percentage Contingent
         Payment was Made                 Deferred Sales Charge
            -----------------------------------------------------------------------------
         First                            5
            -----------------------------------------------------------------------------
         Second                           4
            -----------------------------------------------------------------------------
         Third                            3
            -----------------------------------------------------------------------------
         Fourth                           3
            -----------------------------------------------------------------------------
         Fifth                            2
            -----------------------------------------------------------------------------
         Sixth                            1
            -----------------------------------------------------------------------------
         Seventh                          0*
            -----------------------------------------------------------------------------

            *After the seventh year, Class B shares convert into Class A shares.

Class C
Shares
         Years Since Purchase             Percentage Contingent
         Payment was Made                 Deferred Sales Charge
            -----------------------------------------------------------------------------
         First                            1
            -----------------------------------------------------------------------------
         Thereafter                       0
            -----------------------------------------------------------------------------


                                                                   Prospectus 30

--------------------------------------------------------------------------------
CDSCs on    Unless a waiver applies, investors who purchase $1,000,000 or more
Class A     of Class A shares (and, thus, pay no initial sales charge) will be
Shares      subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or if you are eligible for a waiver of the CDSC. See
            "Reductions and Waivers of Initial Sales Charges and CDSCs" below.

--------------------------------------------------------------------------------
How CDSCs   A CDSC is imposed on redemptions of Class B and Class C shares
are         (and where applicable, Class A shares) on the amount of the
Calculated  redemption which causes the current value of your account for the particular class of shares of a Portfolio to fall below the total dollar amount of your purchase payments subject to the CDSC.
            However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC. CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment for the particular class of shares in your account (from which a redemption or exchange has not already been effected).

             For instance, the following example illustrates the operation of the Class B CDSC:

              . Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of a Portfolio and that six months later the value of the investor's account for that Portfolio has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Portfolio ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Portfolio was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

             In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all shares of a particular class of a Portfolio in the shareholder's account are aggregated, and the current value of all such shares is aggregated.

--------------------------------------------------------------------------------
Reductions  The initial sales charges on Class A shares and the CDSCs on Class
and         A, Class B and Class C shares may be reduced or waived under
Waivers     certain purchase arrangements and for certain categories of
of          investors. Please see the Guide for details. The Guide is
Initial     available free of charge from the Distributor. See "How to Buy and
Sales       Sell Shares--PIMCO Funds Shareholders' Guide" below.
Charges
and CDSCs

--------------------------------------------------------------------------------
DistributionThe Portfolios pay fees to the Distributor on an ongoing basis as
and         compensation for the services the Distributor renders and the
Servicing   expenses it bears in connection with the sale and distribution of
(12b-1)     Portfolio shares ("distribution fees") and/or in connection with
Plans       personal services rendered to Portfolio shareholders and the maintenance of shareholder accounts ("servicing fees"). These payments are made pursuant to Distribution and Servicing Plans
            ("12b-1 Plans") adopted by each Portfolio pursuant to Rule 12b-1 under the Investment Company Act of 1940.

             There is a separate 12b-1 Plan for each class of shares offered in this Prospectus. Class A shares pay only servicing fees. Class B and Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Portfolio's average daily net assets attributable to the particular class of shares):

                                        Servicing                               Distribution
         All Portfolios                 Fee                                     Fee
            --------------------------------------------------------------------------------
         Class A                        0.25%                                   None
            --------------------------------------------------------------------------------
         Class B                        0.25%                                   0.75%
            --------------------------------------------------------------------------------
         Class C                        0.25%                                   0.75%
            --------------------------------------------------------------------------------

             Because 12b-1 fees are paid out of a Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than sales charges which are deducted at the time of investment. Therefore, although Class B and Class C shares do not pay initial sales charges, the distribution fees payable on Class B and Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares. Also, because Class B shares convert into Class A shares after they have been held for seven years and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.


31 PIMCO Funds: Multi-Manager Series

            How Portfolio Shares Are Priced

            The net asset value ("NAV") of a Portfolio's Class A, Class B and Class C shares is determined by dividing the total value of a Portfolio's investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

             The assets of each Portfolio consist of shares of the Underlying
            Funds, which are valued at their respective NAVs at the time of valuation of the Portfolios' shares. For purposes of calculating the NAV of Underlying Fund shares, portfolio securities and other assets of the Funds for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to procedures established by the Board of Trustees of the Underlying Fund, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Fund's Board of Trustees or persons acting at the Board's direction.

             Underlying Fund investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of an Underlying Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed. As a result, to the extent that a Portfolio invests in Underlying Funds that hold foreign securities, the NAV of the Portfolio's shares may change at times when you can not purchase, redeem or exchange shares.

             Portfolio and Underlying Fund shares are valued at the close of regular trading (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Underlying Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Underlying Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

             In unusual circumstances, instead of valuing securities in the usual manner, the Underlying Funds may value securities at fair value or estimate their value as determined in good faith by the Fund's Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Underlying Fund's Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

            How to Buy and Sell Shares

            The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Portfolios.

PIMCO
Funds
Shareholders'
Guide
            More detailed information about the Trust's purchase, sale and exchange arrangements for Portfolio shares is provided in the PIMCO Funds Shareholders' Guide, which is included in the Statement of Additional Information and can be obtained free of charge from the Distributor by written request or by calling 1-800-426-0107. The Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

            .  Automated telephone and wire transfer procedures
            .  Automatic purchase, exchange and withdrawal programs
            . Programs that establish a link from your Portfolio account to your bank account
            .  Special arrangements for tax-qualified retirement plans
            . Investment programs which allow you to reduce or eliminate the initial sales charges on Class A shares
            . Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

                                                                   Prospectus 32

Calculation When you buy shares of the Portfolios, you pay a price equal to
of Share    the NAV of the shares, plus any applicable sales charge. When you
Price and   sell (redeem) shares, you receive an amount equal to the NAV of
Redemption  the shares, minus any applicable CDSC. NAVs are determined at the
Payments    close of regular trading (normally, 4:00 p.m., Eastern time) on the New York Stock Exchange on each day the New York Stock
            Exchange is open. See "How Portfolio Shares Are Priced" above for details. Generally, purchase and redemption orders for Portfolio shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer prior to the close of regular trading on the New York Stock Exchange and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed at that day's NAV). Please see the Guide for details.

             The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (at the succeeding day's NAV).

Buying      You can buy Class A, Class B or Class C shares of the Portfolios
Shares      in the following ways:

             . Through your broker, dealer or other financial intermediary.
            Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

             . Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

             If you wish to invest directly by mail, please send a check payable to PIMCO Funds Distributors LLC, along with a completed application form to:

                                    PIMCO Funds Distributors LLC
                                    P.O. Box 9688
                                    Providence, RI 02940-0926

             The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to PIMCO Funds Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

             The Guide describes a number of additional ways you can make direct investments, including through the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

             The Distributor, in its sole discretion, may accept or reject any order for purchase of Portfolio shares. No share certificates will be issued unless specifically requested in writing.

Investment  The following investment minimums apply for purchases of Class A,
Minimums    Class B and Class C shares:

                     Initial Investment                 Subsequent Investments
                     ------------------                 ----------------------
                     $2,500 per Portfolio                 $100 per Portfolio

             Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for special investment programs and plans offered by the Trust, such as the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. Please see the Guide for details.

Small
Account
Fee
            Because of the disproportionately high costs of servicing accounts with low balances, if you have a direct account with the Distributor, you will be charged a fee at the annual rate of $16 if your account balance for any Portfolio falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA and Auto-Invest accounts for which the limit is $1,000. The fee also applies to employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs and SAR/SEPs. (A separate custodial fee may

33 PIMCO Funds: Multi-Manager Series
            apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Portfolio account in quarterly installments and paid to the Administrator. Each Portfolio account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum     Due to the relatively high cost to the Portfolios of maintaining
Account     small accounts, you are asked to maintain an account balance in
Size        each Portfolio in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Portfolio remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Portfolio account after giving you
            60 days to increase your balance. Your Portfolio account will not be liquidated if the reduction in size is due solely to a decline in market value of your Portfolio shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000.

Exchanging  You may exchange your Class A, Class B or Class C shares of any
Shares Portfolio for the same Class of shares of any other Portfolio or of another series of the Trust or PIMCO Funds: Pacific Investment Management Series, subject to any restrictions on exchanges set forth in the applicable fund's or series' prospectus(es). Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any exchange fees or charges. Exchanges are subject to the $2,500 minimum initial purchase requirements for each Portfolio, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to PIMCO Funds Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

             The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO Advisors, the purchase would adversely affect a Portfolio and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO Advisors to be detrimental to the Trust or a particular Portfolio. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Portfolio, subsequently exchanges those shares for shares of a different PIMCO Fund and then exchanges back into the originally purchased Portfolio. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Portfolio) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceeding sentence, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days' advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A, B and C shares.

             The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

Selling     You can sell (redeem) Class A, Class B or Class C shares of the
Shares      Portfolios in the following ways:

              . Through your broker, dealer or other financial intermediary.
            Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return.

              . Directly from the Trust by Written Request. To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust's Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926:

              (1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent's records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

                                                                   Prospectus 34

              (2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under "Signature Guarantee" below;

              (3) any share certificates issued for any of the shares to be redeemed (see "Certificated Shares" below); and

              (4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

             A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request to the Trust if they are held in broker "street name" accounts--you must redeem through your broker.

             If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent's records, or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under "Signature Guarantee" below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

             The Guide describes a number of additional ways you can redeem your shares, including:

              . Telephone requests to the Transfer Agent
              . PIMCO Funds Automated Telephone System (ATS)
              . Expedited wire transfers
              . Automatic Withdrawal Plan
              . PIMCO Funds Fund Link

             Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

             Other than an applicable CDSC, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

             Redemptions of Portfolio shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Portfolios or the Underlying Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

Timing of
Redemption
Payments
            Redemption proceeds will normally be mailed to the redeeming shareholder within seven calendar days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer. Under unusual circumstances, the Trust may delay your redemption payments for more than seven days, as permitted by law.

35 PIMCO Funds: Multi-Manager Series

Redemptions The Trust has agreed to redeem shares of each Portfolio solely in
In Kind cash up to the lesser of $250,000 or 1% of the Portfolio's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Portfolio in lieu of cash. If your shares are redeemed in kind, you may incur transaction costs upon the disposition of the securities received in the distribution.

CertificatedIf you are redeeming shares for which certificates have been
Shares issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under "Signature Guarantee" below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature   When a signature guarantee is called for, you should have
Guarantee   "Signature Guaranteed" stamped under your signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations and clearing agencies (each an "Eligible Guarantor Institution"). The
            Distributor reserves the right to reject any signature guarantee pursuant to its written signature guarantee standards or procedures, which may permit it to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures.

            Beginning January 1, 2001, when a signature guarantee is called for, a "medallion" signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented Prospectus or a new or supplemented Guide. Shareholders should contact the Distributor for additional details regarding the Portfolios' signature guarantee requirements.

            Portfolio Distributions

            Each Portfolio distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Portfolio shares the day after the Trust receives your purchase payment. Dividends paid by each Portfolio with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class B and Class C shares. The following shows when each Portfolio intends to declare and distribute income dividends to shareholders of record.

          Portfolio             At Least Annually           Quarterly           Monthly
            ---------------------------------------------------------------------------
          90/10 Portfolio               .
            ---------------------------------------------------------------------------
          60/40 Portfolio                                       .
            ---------------------------------------------------------------------------
          30/70 Portfolio                                                          .
            ---------------------------------------------------------------------------

             In addition, each Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

                                                                   Prospectus 36

             You can choose from the following distribution options:

            . Reinvest all distributions in additional shares of the same class of your Portfolio at NAV. This will be done unless you elect another option.

            . Invest all distributions in shares of the same class of any other Portfolio or another series of the Trust or PIMCO Funds:
               Pacific Investment Management Series which offers that class at NAV. You must have an account existing in the Portfolio or series selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

            . Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

             You do not pay any sales charges on shares you receive through the reinvestment of Portfolio distributions.

             If you elect to receive Portfolio distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

             For further information on distribution options, please contact your broker or call the Distributor at 1-800-426-0107.

            Tax Consequences

             . Taxes on Portfolio distributions. If you are subject to U.S.
            federal income tax, you will be subject to tax on Portfolio distributions whether you received them in cash or reinvested them in additional shares. For federal income tax purposes, Portfolio distributions will be taxable to you as either ordinary income or capital gains.

             Portfolio dividends (i.e., distributions of investment income)
            are taxable to you as ordinary income. Federal taxes on Portfolio distributions of gains are determined by how long the Portfolio owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Portfolio owned for more than 12 months will generally be taxable to you as capital gains. Distributions of gains from investments that the Portfolio owned for 12 months or less will generally be taxable to you as ordinary income.

             Portfolio distributions are taxable to you even if they are paid from income or gains earned by a Portfolio prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Portfolio distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

             The Portfolios' use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders. See "Taxation--Distributions" in the Statement of Additional Information.

             . Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Portfolio shares will generally be subject to federal income tax. When you exchange shares of a Portfolio for shares of another Portfolio or series of the Trust, the transaction will be treated as a sale of the first Portfolio's shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

             This section relates only to federal income tax consequences of investing in the Portfolios; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of foreign, state and local income tax laws to Portfolio dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Portfolios.


37 PIMCO Funds: Multi-Manager Series

                      (This page left blank intentionally)




                                                                   Prospectus 38

            Financial Highlights

            The financial highlights table is intended to help you understand the financial performance of Class A, Class B and Class C shares of each Portfolio since the class of shares was first offered. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, are included in the Trust's annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor.


                                               Net Realized/                   Dividends  Dividends in
 Year or         Net Asset Value      Net        Unrealized    Total Income    From Net   Excess of Net
 Period             Beginning     Investment   Gain (Loss) on From Investment Investment   Investment
 Ended              of Period    Income (Loss)  Investments     Operations      Income       Income
-------------------------------------------------------------------------------------------------------
90/10 Portfolio
 Class A
 06/30/00            $12.17        $0.52(a)       $0.84(a)         $1.36        $(0.16)      $ 0.00
 06/30/99(b)          10.00         0.16(a)        2.19(a)          2.35         (0.15)       (0.03)
 Class B
 06/30/00             12.11         0.42(a)        0.84(a)          1.26         (0.11)        0.00
 06/30/99(b)          10.00         0.16(a)        2.13(a)          2.29         (0.15)       (0.03)
 Class C
 06/30/00             12.11         0.42(a)        0.83(a)          1.25         (0.12)        0.00
 06/30/99(b)          10.00         0.07(a)        2.22(a)          2.29         (0.15)       (0.03)

60/40 Portfolio
 Class A
 06/30/00            $11.27        $0.56(a)       $0.44(a)         $1.00        $(0.35)      $ 0.00
 06/30/99(b)          10.00         0.31(a)        1.23(a)          1.54         (0.27)        0.00
 Class B
 06/30/00             11.25         0.48(a)        0.44(a)          0.92         (0.27)        0.00
 06/30/99(b)          10.00         0.16(a)        1.31(a)          1.47         (0.22)        0.00
 Class C
 06/30/00             11.24         0.48(a)        0.44(a)          0.92         (0.26)        0.00
 06/30/99(b)          10.00         0.18(a)        1.29(a)          1.47         (0.23)        0.00

30/70 Portfolio
 Class A
 06/30/00            $10.33        $0.58(a)       $0.10(a)         $0.68        $(0.47)      $ 0.00
 06/30/99(b)          10.00         0.58(a)        0.11(a)          0.69         (0.36)        0.00
 Class B
 06/30/00             10.32         0.50(a)        0.11(a)          0.61         (0.39)        0.00
 06/30/99(b)          10.00         0.32(a)        0.31(a)          0.63         (0.31)        0.00
 Class C
 06/30/00             10.30         0.50(a)        0.11(a)          0.61         (0.39)        0.00
 06/30/99(b)          10.00         0.26(a)        0.36(a)          0.62         (0.32)        0.00

-------
* Annualized

 (a) Per share amounts based upon average number of shares outstanding during the period.

 (b) Commenced operations on September 30, 1998.

39 PIMCO Funds: Multi-Manager Series

Ditributionss                                                                                 Ratio of Net
    from                                                                         Ratio of      Investment
 NteRealized                           Net Asset                                Expenses to Income (Loss) to
  Capital                  Total     Value End of               Net Assets End  Average Net   Average Net      Portfolio
   Gains               Distributions     Period   Total Return of Period (000s)   Assets         Assets      Turnover Rate
  ------------------------------------------------------------------------------------------------------------------------

           $(0.59)       $(0.75       $12.78       11.48%        $ 1,161         0.65%         4.16%            18%
             0.00         (0.18)       12.17       23.69             647         0.65*         1.91*            48

            (0.59)        (0.70)       12.67       10.68           2,610         1.40          3.41             18
             0.00         (0.18)       12.11       23.03           1,920         1.40*         1.87*            48

            (0.59)        (0.71)       12.65       10.58          15,846         1.40          3.41             18
             0.00         (0.18)       12.11       23.03           7,969         1.40*         0.77*            48

           $(0.44)       $(0.79)      $11.48        9.15%        $ 2,170         0.65%         4.96%            44%
             0.00         (0.27)       11.27       15.50           2,196         0.65*         3.76*            39

            (0.44)        (0.71)       11.46        8.36           4,415         1.40          4.21             44
             0.00         (0.22)       11.25       14.83           3,653         1.40*         1.92*            39

            (0.44)        (0.70)       11.46        8.41          10,376         1.40          4.22             44
             0.00         (0.23)       11.24       14.82           9,826         1.40*         2.14*            39

           $(0.19)       $(0.66)      $10.35        6.79%        $   335         0.65%         5.65%            52%
             0.00         (0.36)       10.33        6.91             407         0.65*         7.54*            37

            (0.19)        (0.58)       10.35        6.08           1,658         1.40          4.90             52
             0.00         (0.31)       10.32        6.29           1,738         1.40*         4.09*            37

            (0.19)        (0.58)       10.33        6.08           3,645         1.40          4.90             52
             0.00         (0.32)       10.30        6.27           4,969         1.40*         3.39*            37

                                                                   Prospectus 40

              PIMCO Funds Asset Allocation Series
              Actively managed Portfolios of select PIMCO Funds

              The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Portfolios. In addition, the current Trust prospectus and the prospectus of PIMCO Funds:
              Pacific Investment Management Series relating to Institutional Class shares of the Underlying Funds contain additional information about the Underlying Funds. The SAI, the financial statements included in the Portfolios' most recent annual report to shareholders, and the Underlying Fund prospectuses are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Portfolios' annual report discusses the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year.

              The SAI includes the PIMCO Funds Shareholders' Guide for Class A, B and C Shares, a separate booklet which contains more detailed information about Portfolio purchase, redemption and exchange options and procedures and other information about the Portfolios. You can get a free copy of the Guide together with or separately from the rest of the SAI.

              You may get free copies of any of these materials, request other information about a Portfolio or the Underlying Funds, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

                     PIMCO Funds Distributors LLC
                     2187 Atlantic Street
                     Stamford, Connecticut 06902

              You may review and copy information about the Trust, the Portfolios and the Underlying Funds, including the SAI and the Underlying Fund prospectuses, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161.

              You can also visit our Web site at www.pimcofunds.com for additional information about the Portfolios and the Underlying Funds.

[LOGO OF PIMCO FUNDS APPEARS HERE]

              File No. 811-6161

           --------------------------------------------------------------------
PIMCO FundsINVESTMENT ADVISER AND ADMINISTRATOR
Asset      PIMCO Advisors L.P., 800 Newport Center Drive, Newport Beach, CA
Allocation 92660
Series     --------------------------------------------------------------------
           DISTRIBUTOR
           PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, CT
           06902
           --------------------------------------------------------------------
           CUSTODIAN
           State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO
           64105
           --------------------------------------------------------------------
           SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT
           PFPC, Inc., P.O. Box 9688, Providence, RI 02940
           --------------------------------------------------------------------
           INDEPENDENT ACCOUNTANTS
           PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105
           --------------------------------------------------------------------
           LEGAL COUNSEL
           Ropes & Gray, One International Place, Boston, MA 02110
           --------------------------------------------------------------------
           For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.pimcofunds.com.


                                                     Not part of the Prospectus

           Presenting the new PIMCO Funds Web site www.pimcofunds.com

[GRAPHIC]

You'll find all the content you've come to rely on--at pimcofunds.com--and more.

As part of our commitment to provide our shareholders with easy access to timely information, we're pleased to introduce a redesigned version of the PIMCO Funds Web site (www.pimcofunds.com).

Designed to make the site user-friendly, you'll immediately notice improved navigation accompanied by intuitive labeling and graphics that load quickly. Content updates include expanded detail throughout the Fund Information section, and a variety of forms and literature are now available for printing and viewing online or for download to your hard drive.

Fund Information Section
In addition to everything we previously offered in the Fund Information section, we now offer the following:

 . Regular commentary from the manager of each fund.

 . A better design without frames allows you to bookmark fund profile pages.

 . Cross-links give you immediate access to literature with more detail about each fund.

 . One-click allows you to check out the NAV and year-to-date performance of any PIMCO Fund.

PIMCO Funds Innovation Center
The all-new PIMCO Funds Innovation Center is an invaluable resource for tech investors and those contemplating an investment in this complex, fast-moving sector. Dedicated to the research and analysis of technology, the Center provides a number of key resources, including:

 . Innovation Newsletter--An online version of our popular technology investing newsletter, featuring the latest market analysis and outlook from Dennis McKechnie, PIMCO's renowned tech manager.

 . Timely Market Commentary--PIMCO's perspective on unfolding market events.

 . Theme Analysis--Manager assessments of the trends or "themes" that PIMCO believes are driving the tech sector and the industry groups that make up the market.

Daily Manager Commentary
PIMCO's Daily Manager Commentary provides investment insights from PIMCO's fund managers, including their outlooks on the economy and the fund strategies that relate to the current economic climate. This commentary, on a wide range of subjects, is uniquely provided from he manager's perspective and helps investors make informed decisions based on information directly from PIMCO's investment professionals.

PZ008. 11/00                                          Not part of the Prospectus

--------------------------------------------------------------------------------

[LOGO OF PIMCO FUNDS]                                 --------------------
                                                            PRESORTED
PIMCO Funds                                                 STANDARD
Distributors LLC                                          U.S. POSTAGE
                                                              PAID
2187 Atlantic Street                                      SMITHTOWN, NY
Stamford, CT 06902-6896                                  PERMIT NO. 700
                                                      --------------------

            Prospectus

PIMCO       This Prospectus describes three mutual funds offered by PIMCO
Funds:      Funds: Multi-Manager Series. The Funds provide access to the
Multi-      professional investment advisory services offered by PIMCO
Manager     Advisors L.P. and its affiliate, NFJ Investment Group.
Series


            This Prospectus explains what you should know about the Funds
November    before you invest. Please read it carefully.
1, 2000

            The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Share
Classes
Institutional
and
Administrative

            Table of Contents

         Summary Information..............................................   2
         Fund Summaries
           NFJ Equity Income Fund.........................................   3
           NFJ Value Fund.................................................   5
           NFJ Value 25 Fund..............................................   7
         Summary of Principal Risks.......................................   9
         Management of the Funds..........................................  11
         Investment Options -- Institutional Class and Administrative
          Class Shares....................................................  13
         Purchases, Redemptions and Exchanges.............................  14
         How Fund Shares Are Priced.......................................  18
         Fund Distributions...............................................  19
         Tax Consequences.................................................  19
         Characteristics and Risks of Securities and Investment
          Techniques......................................................  20
         Financial Highlights.............................................  27

1  PIMCO Funds: Multi-Manager Series

            Summary Information


 The table below lists the investment objectives and certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5.

                                                                                                Approximate
                                                                                                Number of
  Sub-Adviser     Fund           Investment Objective    Main Investments                       Holdings
 ----------------------------------------------------------------------------------------------------------
  NFJ Investment  NFJ Equity     Current income as a     Income producing common stocks of         40-50
  Group           Income         primary objective;      companies with market capitalizations
                                 long-term growth of     of more than $2 billion
                                 capital is a secondary
                                 objective
            -----------------------------------------------------------------------------------------------
                  NFJ Value      Long-term growth of     Common stocks of companies with market     40
                                 capital and income      capitalizations of more than $2
                                                         billion that are undervalued relative
                                                         to the market and their industry
                                                         groups
            -----------------------------------------------------------------------------------------------
                  NFJ Value 25   Long-term growth of     Approximately 25 common stocks of          25
                                 capital and income      companies with market capitalizations
                                                         of between $1 billion and $5 billion
                                                         and below-average price-to-earnings
                                                         ratios relative to their industry
                                                         groups
 ----------------------------------------------------------------------------------------------------------

            The following Fund Summaries identify each Fund's investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries.
Fund
Descriptions,
Performance
and Fees

             It is possible to lose money on investments in the Funds. The fact that a Fund may have had good performance in the past (for example, during the year ended 1999) is no assurance that the value of the Fund's investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                                                                   Prospectus  2

            NFJ Equity Income Fund

-------------------------------------------------------------------------------
Principal     Investment ObjectiveFund Focus              Approximate
Investments                       Income producing        Capitalization
and           Seeks current       common stocks           Range
Strategies    income as a         with potential          More than $2
              primary             for capital             billion
              objective; long-    appreciation
              term growth of
              capital is a
              secondary
              objective

                                                          Dividend
                                                          Frequency

                                                          Quarterly
                                  Approximate
                                  Number of
                                  Holdings
                                  40-50

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in income-producing (e.g., dividend-paying) common stocks of companies with market capitalizations of more than $2 billion at the time of investment.

             The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. From this group of stocks, the Fund buys approximately 25 stocks with the highest dividend yields. The portfolio managers then screen the most undervalued companies in each industry by dividend yield to identify the highest yielding stocks in each industry. From this group, the Fund buys approximately 25 additional stocks with the lowest P/E ratios.

             In selecting stocks, the portfolio managers consider quantitative factors such as price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The portfolio managers may replace a stock when a stock within the same industry group has a considerably higher dividend yield or lower valuation than the Fund's current holding.

             Under normal circumstances, the Fund intends to be fully invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be inconsistent with the Fund's investment objective and principal strategies.

-------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Market Risk          . Value Securities Risk
                                                          . Management Risk
              . Issuer Risk          . Credit Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

-------------------------------------------------------------------------------
Performance The Fund does not yet have a full calendar year of performance. Information Thus, no bar chart or average annual total returns table is included for the Fund.

3  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

                                                          None
            Shareholder Fees (fees paid directly from your investment)

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
            ------------------------------------------------------------------
         Institutional   0.45%    None           0.25%         0.70%
            ------------------------------------------------------------------
         Administrative  0.45     0.25%          0.25          0.95
            ------------------------------------------------------------------
            (1) Other Expenses is based on estimated amounts for the current fiscal year and reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
            ------------------------------------------------------------------
         Institutional   $72      $224           $390          $  871
            ------------------------------------------------------------------
         Administrative   97       303            525           1,166
            ------------------------------------------------------------------

                                                                   Prospectus  4

            NFJ Value Fund

-------------------------------------------------------------------------------
Principal     Investment          Fund Focus              Approximate
Investments   Objective           Undervalued larger      Capitalization Range
and           Seeks long-term     capitalization          More than $2 billion
Strategies    growth of capital   common stocks
              and income

                                  Approximate Number      Dividend Frequency
                                  of Holdings             Quarterly
                                  40

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $2 billion at the time of investment and below average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

             The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. After narrowing this universe to approximately 150 candidates, the portfolio managers select approximately 40 stocks for the Fund, each representing a different industry group. The portfolio managers select stocks based on a quantitative analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The Fund's portfolio is generally rebalanced quarterly. The portfolio managers may also replace a stock when a stock within the same industry group has a considerably lower valuation than the Fund's current holding.

             Under normal circumstances, the Fund intends to be fully invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be inconsistent with the Fund's investment objective and principal strategies.

-------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

            . Market Risk        . Value Securities       . Management Risk
            . Issuer Risk          Risk

                                 . Credit Risk
            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

-------------------------------------------------------------------------------
Performance The Fund does not yet have a full calendar year of performance. Information Thus, no bar chart or average annual total returns table is included for the Fund.


5  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
            ------------------------------------------------------------------
         Institutional   0.45%    None           0.25%         0.70%
            ------------------------------------------------------------------
         Administrative  0.45     0.25%          0.25          0.95
            ------------------------------------------------------------------
            (1) Other Expenses is based on estimated amounts for the current fiscal year and reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
            ------------------------------------------------------------------
         Institutional   $72      $224           $390          $  871
            ------------------------------------------------------------------
         Administrative   97       303            525           1,166
            ------------------------------------------------------------------

                                                                   Prospectus  6

            NFJ Value 25 Fund


--------------------------------------------------------------------------------

Principal     Investment          Fund Focus              Approximate
Investments   Objective           Undervalued medium      Capitalization Range
and           Seeks long-term     capitalization          Between $1 billion
Strategies    growth of capital   common stocks           and $5 billion
              and income

                                  Approximate Number      Dividend Frequency
                                  of Holdings             At least annually
                                  25

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of between $1 billion and $5 billion at the time of investment and below average P/E ratios relative to their respective industry groups. The Fund normally invests in approximately 25 common stocks. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

              The Fund's initial selection universe consists of approximately
            600 stocks of companies within the Fund's capitalization range. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. The portfolio managers then select approximately 25 stocks, each representing a different industry group. Each stock has close to equal weighting in the portfolio. The portfolio managers select stocks based on an analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields and trading liquidity. The Fund's portfolio is generally rebalanced quarterly. The portfolio managers may also replace a stock when a stock within the same industry group has a considerably lower valuation than the Fund's current holding.

              Under normal circumstances, the Fund intends to be fully
            invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 25% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

            . Market Risk        . Smaller Company Risk      . Credit Risk
            . Issuer Risk        . Liquidity Risk            . Management Risk
            . Value Securities   . Focused Investment
              Risk                 Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance
Information The Fund does not yet have a full calendar year of performance.
            Thus, no bar chart or average annual total returns table is included for the Fund.

7  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
            ------------------------------------------------------------------
         Institutional   0.50%    None           0.25%         0.75%
            ------------------------------------------------------------------
         Administrative  0.50     0.25%          0.25          1.00
            ------------------------------------------------------------------
            (1)  Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
            ------------------------------------------------------------------
         Institutional   $ 77     $240           $417          $  930
            ------------------------------------------------------------------
         Administrative   102      318            552           1,225
            ------------------------------------------------------------------

                                                                   Prospectus  8

            Summary of Principal Risks

            The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective.

Market      The market price of securities owned by a Fund may go up or down,
Risk        sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio will decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer      The value of a security may also decline for a number of reasons
Risk        which directly relate to the issuer, such as management
            performance, financial leverage and reduced demand for the issuer's goods or services.

Value       The Funds place particular emphasis on investing in securities of
Securities  companies that may not be expected to experience significant
Risk        earnings growth, but whose securities its portfolio manager believes are selling at a price lower than their true value (value securities). Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Smaller     The general risks associated with equity securities and liquidity
Company     risk are particularly pronounced for securities of companies with
Risk        smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity.
            The NFJ Value 25 Fund may have significant exposure to this risk because it invests substantial assets in companies with medium-sized market capitalizations, which are smaller and generally less-seasoned than the largest companies.

9  PIMCO Funds: Multi-Manager Series

Liquidity   All of the Funds are subject to liquidity risk. Liquidity risk
Risk        exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Focused
Investment  Focusing Fund investments in a small number of issuers, industries
Risk or foreign currencies increases risk. Funds, such as the NFJ Value 25 Fund, that invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks. Also, the Funds may from time to time have greater risk to the extent they invest a substantial portion of their assets in companies in related industries such as "technology" or "financial and business services," which may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to economic, market, political or other developments.

Credit      All of the Funds are subject to credit risk. This is the risk that
Risk        the issuer or the guarantor of a fixed income security, or the counterparty to a repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
            Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Management  Each Fund is subject to management risk because it is an actively
Risk managed investment portfolio. PIMCO Advisors, NFJ and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

                                                                   Prospectus 10

            Management of the Funds

Investment
Adviser
and
Administrator
            PIMCO Advisors serves as the investment adviser and the administrator (serving in its capacity as administrator, the "Administrator") for the Funds. Subject to the supervision of the Board of Trustees, PIMCO Advisors is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.

             PIMCO Advisors is located at 800 Newport Center Drive, Newport
            Beach, California 92660. Organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of September 30, 2000, PIMCO Advisors and its subsidiary partnerships had approximately $272 billion in assets under management.

             PIMCO Advisors has retained an affiliated investment management firm, NFJ Investment Group ("NFJ" or the "Sub-Adviser") to manage each Fund's investments. See "Sub-Adviser" below. PIMCO Advisors has retained its affiliate, Pacific Investment Management Company LLC ("Pacific Investment Management Company"), to provide various administrative and other services required by the Funds in its capacity as sub-administrator. PIMCO Advisors and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory    Each Fund pays PIMCO Advisors fees in return for providing or
Fees        arranging for the provision of investment advisory services. PIMCO
            Advisors (and not the Funds) pays a portion of the advisory fees it receives to NFJ in return for NFJ's services as Sub-Adviser.

             The Funds pay monthly advisory fees to PIMCO Advisors at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

         Fund                                   Advisory Fees
            -------------------------------------------------
         NFJ Equity Income and NFJ Value Funds      0.45%
         NFJ Value 25 Fund                          0.50%

Administrative
Fees

            Each Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Institutional and Administrative Class shareholders of each Fund pay an administrative fee to PIMCO Advisors, computed as a percentage of the Fund's assets attributable in the aggregate to those classes of shares. PIMCO Advisors, in turn, provides or procures administrative services for Institutional and Administrative Class shareholders and also bears the costs of most third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Institutional and Administrative Class shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust's disinterested Trustees.

             Institutional and Administrative Class shareholders of the Funds pay PIMCO Advisors monthly administrative fees at the annual rate of 0.25% (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Institutional and Administrative Class shares):

11 PIMCO Funds: Multi-Manager Series

Sub-        The Sub-Adviser has full investment discretion and makes all
Adviser     determinations with respect to the investment of a Fund's assets.
            The following provides summary information about the Sub-Adviser, including its investment specialty.

         Sub-Adviser              Investment Specialty
            --------------------------------------------------------------------
         NFJ Investment Group     Value stocks that NFJ believes are undervalued
         2121 San Jacinto, Suite  and/or offer above-average dividend yields
         1840
         Dallas, TX 75201

             The following provides additional information about the Sub-
            Adviser and the individual Portfolio Manager(s) who have or share primary responsibility for managing the Funds' investments.

             An affiliated sub-partnership of PIMCO Advisors, NFJ provides advisory services to mutual funds and institutional accounts. NFJ Investment Group, Inc., the predecessor investment adviser to NFJ, commenced operations in 1989. Accounts managed by NFJ had combined assets as of September 30, 2000 of approximately $1.8 billion.

            The following individuals at NFJ share primary responsibility for the noted Funds.

         Fund               Portfolio Managers  Since          Recent Professional Experience
            ---------------------------------------------------------------------------------------
         NFJ Equity Income  Chris Najork        2000*          Managing Director and founding
                                                               partner of NFJ. He has 30 years'
                                                               experience encompassing equity
                                                               research and portfolio management.
                                                               Prior to the formation of NFJ in
                                                               1989, he was a senior vice
                                                               president, senior portfolio manager
                                                               and analyst at NationsBank, which he
                                                               joined in 1974.
                            Benno J. Fischer    2000*          Managing Director and founding
                                                               partner of NFJ. He has 32 years'
                                                               experience in portfolio management,
                                                               investment analysis and research.
                                                               Prior to the formation of NFJ in
                                                               1989, he was chief investment
                                                               officer (institutional and fixed
                                                               income), senior vice president and
                                                               senior portfolio manager at
                                                               NationsBank, which he joined in
                                                               1971. Prior to joining NationsBank,
                                                               Mr. Fischer was a securities analyst
                                                               at Chase Manhattan Bank and Clark,
                                                               Dodge.
         NFJ Value          Messrs. Najork and  2000*          See above.
                            Fischer
                            Paul A. Magnuson    2000*          Principal at NFJ. He is a Portfolio
                                                               Manager and Senior Research Analyst
                                                               with 14 years' experience in equity
                                                               analysis and portfolio management.
                                                               Prior to joining NFJ in 1992, he was
                                                               an assistant vice president at
                                                               NationsBank, which he joined in
                                                               1985. Within the Trust Investment
                                                               Qualitative Services Division of
                                                               NationsBank, he was responsible for
                                                               equity analytics and structured fund
                                                               management.
         NFJ Value 25       Messrs. Najork and  2000*          See above.
                            Fischer

                            E. Clifton Hoover,  2000*          Principal at NFJ. He is a Portfolio
                            Jr.                                Manager with 13 years' experience in
                                                               financial analysis and portfolio
                                                               management. Prior to joining NFJ in
                                                               1997, he was associated with Credit
                                                               Lyonnais from 1991 to 1997, where he
                                                               served as a vice president and was
                                                               responsible for the financial
                                                               analysis and portfolio management of
                                                               a diversified portfolio. He began
                                                               his career as a financial analyst
                                                               with NationsBank in 1985.

            -------
            *Since inception of the Fund

Distributor The Trust's Distributor is PIMCO Funds Distributors LLC, a wholly owned subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stamford, Connecticut 06902, is a broker-dealer registered with the Securities and Exchange Commission.

Adviser/
Sub-        Shareholders of each Fund have approved a proposal permitting
Adviser     PIMCO Advisors to enter into new or amended sub-advisory
Relationshipagreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order prohibits PIMCO Advisors from entering into sub-advisory agreements with affiliates of PIMCO
            Advisors without shareholder approval, unless those affiliates are substantially wholly-owned by PIMCO Advisors. PIMCO Advisors has the ultimate responsibility to to oversee the Sub-Adviser and to recommend its hiring, termination and replacement.

                                                                   Prospectus12

            Investment Options --
            Institutional Class and Administrative Class Shares

            The Trust offers investors Institutional Class and Administrative Class shares of the Funds in this Prospectus.

             The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class or Administrative Class shares. See "Purchases, Redemptions and Exchanges" below.

             Administrative Class shares are generally subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

              . Service and Distribution (12b-1) Fees--Administrative Class
            Shares. The Trust has adopted both an Administrative Services Plan and a Distribution Plan for the Administrative Class shares of each Fund. Each Plan has been adopted in accordance with the requirements of Rule 12b-1 under the Investment Company Act of 1940 and is administered in accordance with that rule. However, shareholders do not have the voting rights set forth in Rule 12b-1 with respect to the Administrative Services Plan.

             Each Plan allows the Funds to use its Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Funds as their funding medium and for related expenses.

             In combination, the Plans permit a Fund to make total
            reimbursements at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund's Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares and may cost an investor more than other types of sales charges.

              . Arrangements with Service Agents. Institutional Class and
            Administrative Class shares of the Funds may be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

13 PIMCO Funds: Multi-Manager Series

            Purchases, Redemptions and Exchanges

Purchasing  Investors may purchase Institutional Class and Administrative
Shares Class shares of the Funds at the relevant net asset value ("NAV") of that class without a sales charge or other fee.

             Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds.

             Administrative Class shares are offered primarily through
            employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

             Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and "wrap account" programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party.

              . Investment Minimums. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000 per Fund. At the discretion of PIMCO Advisors, the minimum initial investment may be waived for Institutional or Administrative Class shares offered to clients of PIMCO Advisors, NFJ and their affiliates. In addition, the minimum initial investment does not apply to Institutional Class shares offered through fee-based programs sponsored and maintained by a registered broker-dealer and approved by the Distributor in which each investor pays an asset based fee at an annual rate of at least 0.50% of the assets in the account to a financial intermediary for investment advisory and/or administrative services.

             The Trust and the Distributor may waive the minimum initial investment for other categories of investors at their discretion.

              . Timing of Purchase Orders and Share Price Calculations. A
            purchase order received by the Trust's transfer agent, National Financial Data Services (the "Transfer Agent"), prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day's net asset value ("NAV"). An order received after the close of regular trading on the New York Stock Exchange will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the New York Stock Exchange and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is "open for business" on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

              . Initial Investment. Investors may open an account by
            completing and signing a Client Registration Application and mailing it to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. A Client Registration Application may be obtained by calling 1-800-927-4648.

                                                                   Prospectus 14

             Except as described below, an investor may purchase Institutional
            Class and Administrative Class shares only by wiring federal funds to the Transfer Agent, National Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, amount being wired, and wiring bank name.

             An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with PIMCO Advisors or one of its affiliates or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

              . Additional Investments. An investor may purchase additional
            Institutional Class and Administrative Class shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

              . Other Purchase Information. Purchases of a Fund's
            Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

             The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

             An investor should invest in the Funds for long-term investment purposes only. The Trust, PIMCO Advisors and NFJ each reserve the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

             Institutional Class and Administrative Class shares of the Trust may not be qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Fund are available for offer and sale in the investor's state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

             Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if PIMCO Advisors or NFJ intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

              . Retirement Plans. Shares of the Funds are available for
            purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for

15 PIMCO Funds: Multi-Manager Series
            details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Redeeming     . Redemptions by Mail. An investor may redeem (sell)
Shares Institutional Class and Administrative Class shares by submitting a written request to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust's account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

              . Redemptions by Telephone or Other Wire Communication. An
            investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-949-725-6830, by sending an e-mail to shareholder.services@pimco.com, or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone, wire or e-mail, but must be confirmed in writing by an authorized party prior to processing.

             In electing a telephone redemption, the investor authorizes
            Pacific Investment Management Company and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Pacific Investment Management Company or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone, wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and Pacific Investment Management Company or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See "Other Redemption Information."

             Shareholders may decline telephone exchange or redemption
            privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

                                                                   Prospectus 16

             Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

              . Other Redemption Information. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information, such as account number, redemption amount (in dollars or shares) and the Fund name, and must be executed or initialed by the appropriate signatories. A redemption request received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day.

             Redemption proceeds will ordinarily be wired to the investor's bank within three business days after the redemption request, but may take up to seven business days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

             For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust's procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

             Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

             The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

             Redemptions of Fund shares may be suspended when trading on the
            New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Exchange
Privilege
            An investor may exchange Institutional Class or Administrative Class shares of a Fund described in this prospectus for shares of the same class of any other Fund described in this prospectus based on the respective NAVs of the shares involved. An exchange may be made by following the redemption procedure described

17 PIMCO Funds: Multi-Manager Series
            above under "Redemptions by Mail" or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-4648.

             An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor's state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See "Tax Consequences" in this Prospectus and "Taxation" in the Statement of Additional Information.

             The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO Advisors, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO Advisors to be detrimental to the Trust or a particular Fund. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 30 days' prior notice whenever it is reasonably able to do so.

            How Fund Shares Are Priced

            The net asset value ("NAV") of a Fund's Institutional and Administrative Class shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

             For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to procedures established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

             Investments initially valued in currencies other than the U.S.
            dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

             Fund shares are valued at the close of regular trading (normally
            4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

             In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

                                                                   Prospectus 18

             Under certain circumstances, the per share NAV of the
            Administrative Class shares of the Funds may be lower than the per share NAV of the Institutional Class shares as a result of the daily expense accruals of the service and/or distribution fees paid by Administrative Class shares. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the two classes.

            Fund Distributions

            Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder's purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the service and/or distribution fees applicable to Administrative Class shares.

             The NFJ Equity Income and NFJ Value Funds each intend to declare and distribute income dividends to shareholders of record at least quarterly. The NFJ Value 25 Fund intends to declare and distribute income dividends to shareholders of record at least annually. In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

             A Fund's dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions. Shareholders do not pay any sales charges or other fees on the receipt of shares received through the reinvestment of Fund distributions.

             For further information on distribution options, please contact the Trust at 1-800-927-4648.

            Tax Consequences

              . Taxes on Fund Distributions. A shareholder subject to U.S.
            federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

             Fund dividends (i.e., distributions of investment income) are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long the shareholder owned the shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to shareholders as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will generally be taxable as ordinary income.

             Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder's investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.


19 PIMCO Funds: Multi-Manager Series

              . Taxes on Redemptions or Exchanges of Shares. Any gain
            resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

              . A Note on Foreign Investments. A Fund's investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

             This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

            Characteristics and Risks of
            Securities and Investment Techniques

            This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investments or strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Funds' Adviser and Sub-Adviser and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Fixed       Fixed income securities are obligations of the issuer to make
Income      payments of principal and/or interest on future dates, and include
Securities  corporate and government bonds, notes, certificates of deposit,
and         commercial paper, convertible securities and mortgage-backed and
Defensive   other asset-backed securities.
Strategies

             Under normal circumstances, the Funds intend to be fully invested in common stocks (aside from cash management practices), except that each of the Funds may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. These temporary defensive strategies would be inconsistent with the investment objective and principal investment strategies of each of the Funds and may adversely affect a Fund's ability to achieve its investment objective.

Companies
With
Smaller
Market
Capitalizations
            Each of the Funds may invest in securities of companies with market capitalizations that are small compared to other publicly traded companies. The NFJ Value 25 Fund has significant exposure to the risks described below because it invests primarily in companies with medium-sized market capitalization, which are smaller and generally less well-known or seasoned than the largest companies. Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of

                                                                   Prospectus 20
            smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

             Because securities of smaller companies may have limited
            liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

Intial      The Funds may purchase securities in initial public offerings
Public      (IPOs). These securities are subject to many of the same risks of
Offerings   investing in companies with smaller market capitalizations.
            Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Foreign
(non-       Each of the Funds may invest in foreign securities, including
U.S.)       American Depository Receipts (ADRs). ADRs are dollar-denominated
Securities  receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United
            States.

             Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

21 PIMCO Funds: Multi-Manager Series

Emerging    Each of the Funds may invest in securities of issuers based in or
Market      that trade principally in countries with developing (or "emerging
Securities  market") economies. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity;
            significant price volatility; restrictions on foreign investment;
            and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

             Additional risks of emerging market securities may include:
            greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

             Special Risks of Investing in Russian and Other Eastern European
            Securities. Each of the Funds may invest a portion of its assets in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When a Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.



Foreign
Currencies  A Fund that invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Convertible Each Fund may invest in convertible securities. Convertible Securities securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common

                                                                   Prospectus 22
            stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Credit      The Funds may invest in securities based on their credit ratings
Ratings     assigned by rating agencies such as Moody's Investors Service,
and         Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P").
Unrated     Moody's, S&P and other rating agencies are private services that
Securities  provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO Advisors and NFJ do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

            A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

Loans of    For the purpose of achieving income, each Fund may lend its
Portfolio   portfolio securities to brokers, dealers, and other financial
Securities  institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
            "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

Short       Each Fund may make short sales as part of its overall portfolio
Sales       management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. A Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-        Each Fund may purchase securities which it is eligible to purchase
Issued,      on a when-issued basis, may purchase and sell such securities for
Delayed      delayed delivery and may make contracts to purchase such
Delivery     securities for a fixed price at a future date beyond normal
and          settlement time (forward commitments). When-issued transactions,
Forward      delayed delivery purchases and forward commitments involve a risk
Commitment   of loss if the value of the securities declines prior to the
Transactions settlement date. This risk is in addition to the risk that the
             Fund's other assets will decline in value. Therefore,

23 PIMCO Funds: Multi-Manager Series
            these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Each Fund may enter into repurchase agreements, in which the Fund Agreements purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse     Each Fund may enter into reverse repurchase agreements, subject to
Repurchase the Fund's limitations on borrowings. A reverse repurchase Agreements agreement involves the sale of a security by a Fund and its
and Other   agreement to repurchase the instrument at a specified time and
Borrowings  price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO Advisors or NFJ in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information.
            Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.

Illiquid    Each Fund may invest in securities that are illiquid so long as
Securities  not more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by the
            Fund, and transactions in illiquid securities may entail
            registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term
            "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in
            the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to
            Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.
Investment  Each of the Funds may invest up to 5% of its assets in securities
in Other    of other investment companies, such as closed-end management
Investment  investment companies, or in other pooled investment vehicles. As a
Companies   shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Portfolio   The length of time a Fund has held a particular security is not
Turnover    generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each
            Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

                                                                   Prospectus 24

Changes     The investment objective of each Fund may be changed by the Board
in          of Trustees without shareholder approval. Unless otherwise stated
Investment in the Statement of Additional Information, all investment Objectives policies of the Funds may be changed by the Board of Trustees
and         without shareholder approval. If there is a change in a Fund's
Policies    investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and     In addition to the risks described under "Summary of Principal
Smaller-    Risks" above and in this section, the Funds are newly formed and
Sized       therefore have limited or no performance histories for investors
Funds       to evaluate. Also, it is possible that the Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds' size, may have a disproportionate impact on the Funds' performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Percentage Unless otherwise stated, all percentage limitations on Fund Investment investments listed in this Prospectus will apply at the time of Limitations investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other       The Funds may invest in other types of securities and use a
Investments variety of investment techniques and strategies which are not
and         described in this Prospectus. These securities and techniques may
Techniques  subject the Funds to additional risks. Please see the Statement of
            Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

25 PIMCO Funds: Multi-Manager Series

                      (This page intentionally left blank)

                                                                   Prospectus 26

            Financial Highlights

            The financial highlights table is inteded to help you understand the financial performance of Institutional Class and Administrative Class shares of each Fund since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Trust's annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor. The NFJ Value 25 Fund did not have Institutional Class and Administrative Class shares outstanding during the periods shown.

                                                                             Dividends
                 Net Asset    Net      Net Realized/     Total    Dividends  in Excess
                   Value   Investment    Unrealized   Income from  from Net    of Net
     Year or     Beginning   Income    Gain (Loss) on Investment  Investment Investment
  Period Ended   of Period   (Loss)     Investments   Operations    Income     Income
---------------------------------------------------------------------------------------
 NFJ Equity
  Income Fund
  Institutional
   Class
   05/08/00 -
    06/30/00      $10.51     $0.06(a)      $(0.66)(a)   $(0.60)     $(0.03)    $0.00
  Administrative
   Class
   05/08/00 -
    06/30/00       10.50      0.07(a)       (0.68)(a)    (0.61)      (0.02)     0.00
 NFJ Value Fund
  Institutional
   Class
   05/08/00 -
    06/30/00      $11.22     $0.07(a)      $(0.39)(a)   $(0.32)     $(0.05)    $0.00

 -------

 *Annualized

 (a)Per share amounts based on average number of shares outstanding during the period.


27 PIMCO Funds: Multi-Manager Series

                                               Fund       Net                                      Ratio of Net
 Distributions Distributions               Reimbursement Asset                          Ratio of    Investment
    of Net     in Excess of                Fee Added to  Value            Net Assets   Expenses to Income (Loss)
   Realized    Net Realized      Total       Paid-in-    End of Total       End of     Average Net  to Average     Portfolio
 Capital Gains Capital Gains Distributions    Capital    Period Return   Period (000s)   Assets     Net Assets   Turnover Rate
------------------------------------------------------------------------------------------------------------------------------
     $0.00         $0.00        $(0.03)        $0.00     $ 9.88 (5.73)%     $24,888       0.70%*       3.81%*           3%
      0.00          0.00         (0.02)         0.00       9.87 (5.78)        4,638       0.95*        4.74*            3
     $0.00         $0.00        $(0.05)        $0.00     $10.85 (2.90)%     $   911       0.70%*       3.94%*           5%

                                                                   Prospectus 28

            -------------------------------------------------------------------
PIMCO       INVESTMENT ADVISER AND ADMINISTRATOR
Funds:      PIMCO Advisors L.P., 800 Newport Center Drive, Newport Beach, CA
Multi-      92660
Manager
Series

            -------------------------------------------------------------------
            SUB-ADVISER
            NFJ Investment Group, 2121 San Jacinto, Suite 1840, Dallas, TX
            75201

            -------------------------------------------------------------------
            CUSTODIAN
            State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO
            64105

            -------------------------------------------------------------------
            TRANSFER AGENT
            National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, MO 64105

            -------------------------------------------------------------------
            INDEPENDENT ACCOUNTANTS
            PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

            -------------------------------------------------------------------
            LEGAL COUNSEL
            Ropes & Gray, One International Place, Boston, MA 02110

            -------------------------------------------------------------------


                                                     Not part of the Prospectus

The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-927-4648 or PIMCO Infolink Audio Response Network at 1-800-987-4626, or by writing to:

PIMCO Funds:
Multi-Manager Series
840 Newport Center Drive
Suite 300
Newport Beach, CA 92660

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161.

File No. 811-6161

[PIMCO Logo appears here]

PIMCO Funds
Multi-Manager Series

840 Newport Center Drive
Suite 300
Newport Beach, CA 92660

PY001.11/99

                            PIMCO Funds Prospectus


PIMCO Funds:                This Prospectus describes 2 mutual funds offered by
Multi-Manager Series        PIMCO Funds: Multi-Manager Series. The Funds provide
                            access to the professional investment advisory services offered by PIMCO Advisors L.P. and its affiliate, Cadence Capital Management.

November 1, 2000
                            This Prospectus explains what you should know about
Share Classes               the Funds before you invest. Please read it
Institutional and           carefully.
Administrative

                            The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                           INTENTIONALLY LEFT BLANK

            Table of Contents


            Summary Information...............................................................................  3
            Fund Summaries
               Cadence Capital Appreciation Fund..............................................................  4
               Cadence Mid-Cap Growth Fund....................................................................  6
            Summary of Principal Risks........................................................................  8
            Management of the Funds........................................................................... 10
            Investment Options -- Institutional Class and Administrative Class Shares......................... 13
            Purchases, Redemptions and Exchanges.............................................................. 14
            How Fund Shares Are Priced........................................................................ 18
            Fund Distributions................................................................................ 20
            Tax Consequences.................................................................................. 20
            Characteristics and Risks of Securities and Investment Techniques................................. 20

            Summary Information

  The table below lists the investment objectives and certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page __.

                                                                                                                   Approximate
                                                                                                                   Number of
Sub-Adviser   Fund           Investment Objective  Main Investments                                                Holdings
====================================================================================================================================

Cadence      Cadence         Growth of capital     Common stocks of companies with market capitalizations of at
Capital      Capital                               least $1 billion that have improving fundamentals and whose     60-100
Management   Appreciation                          stock is reasonably valued by the market.

                             _______________________________________________________________________________________________________
             Cadence         Growth of capital     Growth of capital Common stocks of companies with market        60-100
             Mid-Cap                               capitalizations of more than $500 million (excluding the
             Growth                                largest 200 companies) Growth that have improving
                                                   fundamentals and whose stock is reasonably valued by the
                                                   market.
====================================================================================================================================

  Cadence Capital Appreciation Fund
--------------------------------------------------------------------------------

Principal         Investment Objective            Fund Focus                   Approximate Capitalization Range
Investments and   Seeks growth of capital         Larger capitalization        At least $1 billion
Strategies                                        common stocks

                                                  Approximate Number           Dividend Frequency
                                                  of Holdings                  At least annually
                                                  60-100

          The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with larger market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

             In making investment decisions for the Fund, the portfolio management team considers the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

             The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team sells a stock when it falls below the median ranking, has negative earnings surprises, or shows poor performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

________________________________________________________________________________
Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

        . Market Risk         . Value Securities Risk   . Credit Risk
        . Issuer Risk         . Growth Securities Risk  . Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

________________________________________________________________________________
Performance Information

The Fund commenced operations in __________, 2000 and does not yet have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

--------------------------------------------------------------------------------

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)  None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                                                       Distribution                                       Total Annual
                               Advisory                and/or Service                  Other              Fund Operating
Share Class                     Fees                   (12b-1) Fees                  Expenses(1)          Expenses
----------------------------------------------------------------------------------------------------------------------------
Institutional                  0.45%                    None                         0.25%                  0.70%
----------------------------------------------------------------------------------------------------------------------------
Administrative                 0.45                     0.25%                        0.25                   0.95
----------------------------------------------------------------------------------------------------------------------------

(1) Other Expenses is based on estimated amounts for the current fiscal year and reflects a 0.25% Administrative Fee paid by the class.

Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


Share Class               Year 1    Year 3
--------------------------------------------------------------
Institutional             $ 72      $ 224
--------------------------------------------------------------
Administrative              97        303
--------------------------------------------------------------

Cadence Mid-Cap Growth Fund

--------------------------------------------------------------------------------

Principal          Investment Objective          Fund Focus            Approximate Capitalization Range
Investments and    Seeks growth of capital       Medium                More than $500 million
Strategies                                       capitalization        (excluding the largest 200
                                                 common stocks         companies)

                                                 Approximate Number    Dividend Frequency
                                                 of Holdings           At lease annually
                                                 60-100

          The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with medium market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

             In making investment decisions for the Fund, the portfolio management team considers companies in the U.S. with market capitalizations of more than $500 million, but excluding the 200 largest capitalization companies. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

             The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team sells a stock when it falls below the median ranking, has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.


--------------------------------------------------------------------------------

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

        . Market Risk             . Growth Securities Risk   . Credit Risk
        . Issuer Risk             . Smaller Company Risk     . Management Risk
        . Value Securities Risk   . Liquidity Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------

Performance Information

The Fund commenced operations in __________, 2000 and does not yet have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

--------------------------------------------------------------------------------

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)  None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                                               Distribution                                     Total Annual
                            Advisory           and/or Servic              Other                 Fund Operating Expenses
Share Class                 Fees               (12b-1) Fees               Expenses(1)
-----------------------------------------------------------------------------------------------------------------------
Institutional              0.45%               None                        0.25%                 0.70%
-----------------------------------------------------------------------------------------------------------------------
Administrative             0.45                0.25%                       0.25                  0.95
-----------------------------------------------------------------------------------------------------------------------

(1) Other Expenses is based on estimated amounts for the current fiscal year and reflects a 0.25% Administrative Fee paid by the class.

Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                  Year 1      Year 3
-----------------------------------------------
Institutional                $  72       $  224
Administrative                  97          303
-----------------------------------------------

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective.


Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio will decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Value Securities Risk

The Funds place particular emphasis on investing in securities of companies that may not be expected to experience significant earnings growth, but whose securities its portfolio manager believes are selling at a price lower than their true value (value securities). Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Growth Securities Risk

The Funds place particular emphasis on investing in equity securities of companies that its portfolio manager believes will experience relatively rapid earnings growth (growth securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller Company Risk

The general risks associated with equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. The Cadence Mid-Cap Growth Fund has significant exposure to this risk because it invests substantial assets in companies with medium-sized market capitalizations, which are smaller and generally less well-known or seasoned than the largest companies.

Liquidity Risk

Each of the Funds are subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Credit Risk

Each of the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO Advisors, Cadence and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Management of the Funds

Investment Adviser and Administrator

PIMCO Advisors serves as the investment adviser and the administrator (serving in its capacity as administrator, the "Administrator") for the Funds. Subject to the supervision of the Board of Trustees, PIMCO Advisors is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.

  PIMCO Advisors is located at 800 Newport Center Drive, Newport Beach, California 92660. Organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of September 30, 2000, PIMCO Advisors and its subsidiary partnerships had approximately $272 billion in assets under management.

  PIMCO Advisors has retained an affiliated investment management firm, Cadence Capital Management ("Cadence " or the "Sub-Adviser") to manage each Fund's investments. See "Sub-Adviser" below. PIMCO Advisors has retained its affiliate, Pacific Investment Management Company LLC, to provide various administrative and other services required by the Funds in its capacity as sub-administrator. PIMCO Advisors and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory Fees

  Each Fund pays PIMCO Advisors fees in return for providing or arranging for the provision of investment advisory services. PIMCO Advisors (and not the Funds) pays a portion of the advisory fees it receives to Cadence in return for Cadence's services as Sub-Advisor.

  The Funds pay monthly advisory fees to PIMCO Advisors at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

             Fund                                                                                 Advisory Fees
             Cadence Capital Appreciation and Cadence Mid-Cap Growth Funds                                0.45%

Administrative Fees


            Each Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Institutional and Administrative Class shareholders of each Fund pay an administrative fee to PIMCO Advisors, computed as a percentage of the Fund's assets attributable in the aggregate to those classes of shares. PIMCO Advisors, in turn, provides or procures administrative services for Institutional and Administrative Class shareholders and also bears the costs of most third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The result of this fee structure is that Institutional and Administrative Class shareholders of each Fund bear expenses for administrative services at a level that is precise and predictable under ordinary circumstances. The Funds do bear other expenses which are not covered under the administrative fee which may vary and effect the total level of expenses paid by Institutional and Administrative Class shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the trust's disinterested trustees.

  Institutional and Administrative Class shareholders of the Funds pay PIMCO Advisors monthly administrative fees at the annual rate of 0.25% (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Institutional and Administrative Class shares).

Sub-Adviser

The Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund's assets. The following provides summary information about the Sub-Adviser, including its investment specialty.

Sub-Adviser                           Investment Specialty

Cadence Capital Management            A blend of growth companies whose stock is
Exchange Place, 53 State Street       reasonably valued by the market.
Boston, MA  02109

  The following provides additional information about the Sub-Adviser and the individual Portfolio Manager(s) who have or share primary responsibility for managing the Funds' investments.

  An affiliated sub-partnership of PIMCO Advisors, Cadence provides advisory services to mutual funds and institutional accounts. Cadence Capital Management Corporation, the predecessor investment adviser to Cadence, commenced operations in 1988. Accounts managed by Cadence had combined assets as of September 30, 2000 of approximately $6.8 billion.

The following individuals at Cadence share primary responsibility for the noted Funds.

Fund                           Portfolio Manager(s)      Since                             Recent Professional Experience
------------------------------------------------------------------------------------------------------------------------------------
Cadence Capital Appreciation   David B. Breed            [ ]*         Managing Director, Chief Executive Officer, Chief Investment
                                                                      Officer and founding partner of Cadence. Member of the
                                                                      Management Board of PIMCO Advisors. He is a research
                                                                      generalist and has lead the team of portfolio managers and analysts since 1988. Mr. Breed has managed separate equity accounts for many institutional clients and has led the team that managers the PIMCO Funds sub-advised by Cadence since those Funds' inception dates.

                               William B. Bannick        [_]*         Managing Director and Executive Vice President at Cadence. Mr.
                                                                      Bannick is a research generalist and Senior Portfolio Manager for the Cadence team. He has managed separately managed equity accounts for various Cadence institutional clients and has been a member of the team that manages the PIMCO Funds sub-
                                                                      advised by Cadence since joining Cadence in 1992.

                               Katherine A. Burdon       [_]*         Managing Director and Senior Portfolio Manager at Cadence. Ms.
                                                                      Burdon is a research generalist and has managed separately managed equity accounts for various Cadence institutional
                                                                      clients and has been a member of the team that manages the
                                                                      PIMCO Funds sub-advised by Cadence since joining Cadence in
                                                                      1993.

                               Peter B. McManus          [_]*         Director, Account Management at Cadence. He has been a member of the investment team at Cadence and handles client
                                                                      relationships of separately managed accounts, and has been a member of the team that manages the PIMCO Funds sub-advised by
                                                                      Cadence since joining Cadence in 1994. Previously, he served as a Vice President of Bank of Boston from 1991 to 1994.

Cadence Mid-Cap Growth         Mr. Breed                 [_]*         See above.

                               Messrs.Bannick    Same as Cadence      See above
                               and McManus       Capital Appreciation
                               and Ms. Burdon    Fund
            _____________
            *Since inception of the Fund


Adviser/Sub-Adviser Relationship

Shareholders of each Fund have approved a proposal permitting PIMCO Advisors to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order prohibits PIMCO Advisors from entering into sub-advisory agreements with affiliates of PIMCO Advisors without shareholder approval, unless those affiliates are substantially wholly-owned by PIMCO Advisors. PIMCO ADVISORS HAS THE ULTIMATE RESPONSIBLITY TO OVERSEE THE SUB-ADVISERS AND TO RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.

Distributor

The Trust's Distributor is PIMCO Funds Distributors LLC, a wholly owned subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stamford, Connecticut 06902, is a broker-dealer registered with the Securities and Exchange Commission.

Investment Options --
Institutional Class and Administrative Class Shares

The Trust offers investors Institutional Class and Administrative Class shares of the Funds in this Prospectus.

     The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class or Administrative Class shares. See "Purchases, Redemptions and Exchanges" below.

     Administrative Class shares are generally subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

 . Service and Distribution (12b-1) Fees--Administrative Class Shares. The Trust has adopted both an Administrative Services Plan and a Distribution Plan for the Administrative Class shares of each Fund. Each Plan has been adopted in accordance with the requirements of Rule 12b-1 under the Investment Company Act of 1940 and is administered in accordance with that rule. However, shareholders do not have the voting rights set forth in Rule 12b-1 with respect to the Administrative Services Plan.

     Each Plan allows the Funds to use its Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Funds as their funding medium and for related expenses.

     In combination, the Plans permit a Fund to make total reimbursements at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund's Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares and may cost an investor more than other types of sales charges.

 . Arrangements with Service Agents. Institutional Class and Administrative Class shares of the Funds may be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

Purchases, Redemptions and Exchanges

 . Purchasing Shares. Investors may purchase Institutional Class and Administrative Class shares of the Funds at the relevant net asset value ("NAV") of that class without a sales charge or other fee.

     Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds.

     Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

     Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and "wrap account" programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party.

 . Investment Minimums. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000 per Fund. The minimum initial investment may be waived for Institutional or Administrative Class shares offered to clients of Cadence and its affiliates. In addition, the minimum initial investment does not apply to Institutional Class shares offered through fee-based programs sponsored and maintained by a registered broker-dealer and approved by the Distributor in which each investor pays an asset based fee at an annual rate of at least 0.50% of the assets in the account to a financial intermediary for investment advisory and/or administrative services.

     The Trust and the Distributor may waive the minimum initial investment for other categories of investors at their discretion.

 . Timing of Purchase Orders and Share Price Calculations. A purchase order received by the Trust's transfer agent, National Financial Data Services (the "Transfer Agent") prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day's net asset value ("NAV"). An order received after the close of regular trading on the New York Stock Exchange will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the New York Stock Exchange and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is "open for business" on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

 . Initial Investment. Investors may open an account by completing and signing a Client Registration Application and mailing it to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. A Client Registration Application may be obtained by calling 1-800-927-4648.

     Except as described below, an investor may purchase Institutional Class and Administrative Class shares only by wiring federal funds to the Transfer Agent, National Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, amount being wired, and wiring bank name.

    An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with PIMCO Advisors or one of its affiliates, from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company LLC, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

 . Additional Investments. An investor may purchase additional Institutional Class and Administrative Class shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

 . Other Purchase Information. Purchases of a Fund's Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

     The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

     An investor should invest in the Funds for long-term investment purposes only. The Trust, PIMCO Advisors and Cadence each reserve the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

     Institutional Class and Administrative Class shares of the Trust are not qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Fund are available for offer and sale in the investor's state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

     Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if PIMCO Advisors or Cadence intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

 . Retirement Plans. Shares of the Funds are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Redeeming Shares

 . Redemptions by Mail. An investor may redeem (sell) Institutional Class and Administrative Class shares by submitting a written request to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust's account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

     Redemptions by Telephone or Other Wire Communication. An investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-949-725-6830, or by other means of wire communication (excluding electronic mail). Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone, but must be confirmed in writing by an authorized party prior to processing.

     In electing a telephone redemption, the investor authorizes Pacific Investment Management Company LLC and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Pacific Investment Management Company LLC or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in telephone service may mean that a shareholder will be unable to effect a redemption by telephone when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing). All telephone transactions are recorded, and Pacific Investment Management Company LLC or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See "Other Redemption Information."

     Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

     Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

     Other Redemption Information. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information, such as account number, redemption amount (in dollars or shares) and the Fund name, and must be executed or initialed by the appropriate signatories. A redemption request received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day.

     Redemption proceeds will ordinarily be wired to the investor's bank within three business days after the redemption request, but may take up to seven business days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

     For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust's procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

     Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

     The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Exchange Privilege

An investor may exchange Institutional Class or Administrative Class shares of a Fund for shares of the same class of any other Fund or other series of the Trust that offers that class based on the respective NAVs of the shares involved. An exchange may be made by following the redemption procedure described above under "Redemptions by Mail" or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-4648. An investor may also exchange shares of a Fund for shares of the same class of a series of PIMCO Funds:
Pacific Investment Management Series, an affiliated mutual fund family composed primarily of fixed income portfolios managed by Pacific Investment Management Company [LLC]. Shareholders interested in such an exchange may request a prospectus for these other series by contacting PIMCO Funds: Pacific Investment Management Series at the same address and telephone number as the Trust.

     An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor's state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See "Tax Consequences" in this Prospectus and "Taxation" in the Statement of Additional Information.

     The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO Advisors, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO Advisors to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges investors may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund, and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 30 days' prior notice whenever it is reasonably able to do so.

How Fund Shares Are Priced

     The net asset value ("NAV") of a Fund's Institutional and Administrative Class shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

     For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to procedures established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

     Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

     Fund shares are valued at the close of regular trading (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

     In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction, generally based upon recommendations provided by PIMCO Advisors and/or Cadence. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

     Under certain circumstances, the per share NAV of the Administrative Class shares of the Funds may be lower than the per share NAV of the Institutional Class shares as a result of the daily expense accruals of the service and/or distribution fees paid by Administrative Class shares. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the two classes.


Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder's purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the service and/or distribution fees applicable to Administrative Class shares.

     Each Fund intends to declare and distribute income dividends to shareholders of record at least annually. In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be pa id more frequently.

     A Fund's dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash by calling the Trust at 1-800-927-4648.

     Shareholders do not pay any sales charges or other fees on shares received through the reinvestment of Fund distributions.

     For further information on distribution options, please contact the Trust at 1-800-927-4648.


Tax Consequences

 . Taxes on Fund Distributions. A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

     Fund dividends (i.e., distributions of investment income) are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long the shareholder owned the shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to shareholders as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will generally be taxable as ordinary income.

     Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder's investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

 . Taxes on Redemptions or Exchanges of Shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

 . A Note on Foreign Investments. A Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

 .    This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investments or strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Funds' Adviser and Sub-Adviser and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Fixed Income Securities and Defensive Strategies

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates, and include corporate and government bonds, notes, certificates of deposit, commercial paper, convertible securities and mortgage-backed and other asset-backed securities.

     Aside from the cash management practices described below, the Funds intend to be as fully invested in common stocks as practicable at all times. For cash management purposes, each of the Funds may maintain a portion of its assets (normally not more than 10%) in U.S. Government securities, high quality fixed income securities, money market obligations and cash to pay certain Fund expenses and to meet redemption requests. Neither of the Funds will make defensive investments in response to unfavorable market and other conditions and therefore may be particularly vulnerable to general declines in stock prices and/or other categories of securities in which they invest.

Companies With Smaller Market Capitalizations

Each of the Funds may invest in securities of companies with market capitalizations that are small compared to other publicly traded companies. The Cadence Mid-Cap Growth Fund has significant exposure to these risks because it invests primarily in companies with medium-sized market capitalizations, which are smaller and generally less well-known or seasoned than the largest companies.

     Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

     Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

Foreign (non-U.S.) Securities

All of the Funds may invest in foreign securities, including American Depository Receipts ("ADRs"). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States.

     Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Emerging Market Securities

Each of the Funds that may invest in foreign securities may invest in securities of issuers based in or that trade principally in countries with developing (or "emerging market") economies. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

     Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, significant uncertainty surrounds the recent introduction of the euro (a common currency unit for the European Union) in January 1999 and the effect it may have on the value of securities denominated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Convertible Securities

Each Fund may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Credit Ratings and Unrated Securities

The Funds may invest in securities based on their credit ratings assigned by rating agencies such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"). Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO Advisors and Cadence do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

     A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

Short Sales

Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. A Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund's other assets will decline in the value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. The Funds will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings

Each Fund may enter into reverse repurchase agreements, subject to the Fund's limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO Advisors or Cadence in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Illiquid Securities

Each Fund may invest in securities that are illiquid so long as not more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in Other Investment Companies

Each of the Funds may invest up to 5% of its assets in securities of other investment companies, such as closed-end management investment companies, or in other pooled investment vehicles. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Changes in Investment Objectives and Policies

The investment objective of each Fund may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated, all other investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. If there is a change in a Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

PIMCO Funds:  Multi-Manager Series


INVESTMENT ADVISER AND ADMINISTRATOR
PIMCO Advisors L.P., 800 Newport Center Drive, Newport Beach, CA 92660

SUB-ADVISER
Cadence Capital Management, Exchange Place, 53 State Street, Boston, MA  02109

CUSTODIAN
Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, MO 64105

TRANSFER AGENT
National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, MO 64105

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL
Ropes & Gray, One International Place, Boston, MA 02110

The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-927-4648 or PIMCOInfolink Audio Response Network at 1-800-987-4626, or by writing to:

PIMCO Funds:

Multi-Manager Series

840 Newport Center Drive

Suite 300

Newport Beach, CA 92660

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161File No. 811-6161PIMCO Funds

Multi-Manager Series

840 Newport Center Drive
Suite 300
Newport Beach, CA 92660

PIMCO Funds Prospectus


PIMCO Funds:
Multi-Manager Series

[    ] 2000

Share Classes Institutional and Administrative

This Prospectus describes 9 mutual funds offered by PIMCO Funds: Multi-Manager Series. The Funds provide access to the professional investment advisory services offered by PIMCO Advisors L.P. and its investment management affiliates. As of [ ], 2000, PIMCO Advisors and its affiliates managed approximately $[ ] billion in assets. PIMCO Advisors' institutional heritage is reflected in the PIMCO Funds offered in this Prospectus.

This Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


Table of Contents

Summary Information                                                             [ ]
Fund Summaries
     Healthcare Innovation Fund                                                 [ ]
     Internet Innovation Fund                                                   [ ]
     Small-Cap Technology Fund                                                  [ ]
     Telecom Innovation Fund                                                    [ ]
     Electronics Innovation Fund                                                [ ]
     New Asia Fund                                                              [ ]
     Europe Growth Fund                                                         [ ]
     Select World Fund                                                          [ ]
     Emerging Markets Fund                                                      [ ]
Summary of Principal Risks                                                      [ ]
Management of the Funds                                                         [ ]
Investment Options -- Institutional Class and Administrative Class Shares       [ ]
Purchases, Redemptions and Exchanges                                            [ ]
How Fund Shares Are Priced                                                      [ ]
Fund Distributions                                                              [ ]
Tax Consequences                                                                [ ]
Characteristics and Risks of Securities and Investment Techniques               [ ]

Summary Information

The table below lists the investment objectives and certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5.

----------------------------------------------------------------------------------------------------------------------------
                                                                                      Approximate   Approximate
                 PIMCO           Investment             Main                          Number of     Capitalization
                 Fund            Objective              Investments                   Holdings      Range
----------------------------------------------------------------------------------------------------------------------------
Sector-Related   Healthcare      Capital appreciation   Common stocks of healthcare-      30-60     More than $200 million
Stock Funds      Innovation                             related companies with
                                                        market capitalizations
                                                        of more than $200 million
----------------------------------------------------------------------------------------------------------------------------
                 Internet        Capital appreciation   Common stocks of Internet and     20-60     More than $200 million
                 Innovation                             Internet-related companies
                                                        with market capitalizations
                                                        of more than $200 million
----------------------------------------------------------------------------------------------------------------------------
                 Small-Cap       Capital appreciation   Common stocks of                  30-60     Between $100 million
                 Technology                             technology-related companies                and $2 billion
                                                        with market capitalizations
                                                        of between $100 million and
                                                        $2 billion.
----------------------------------------------------------------------------------------------------------------------------
                 Telecom         Capital appreciation   Common stocks of                  20-60     More than $200 million
                 Innovation                             telecommunications-related
                                                        companies with market
                                                        capitalizations of more than
                                                        $200 million
----------------------------------------------------------------------------------------------------------------------------
                 Electronics     Capital appreciation   Common stocks of companies in     20-60     More than $200 million
                 Innovation                             the electronics industry with
                                                        market capitalizations of
                                                        more than $200 million

----------------------------------------------------------------------------------------------------------------------------
International    PIMCO/Allianz   Capital appreciation   Common stocks of companies        60-80     More than $200 million
Stock Funds      New Asia                               located in Asia (excluding
                                                        Japan) with market
                                                        capitalizations of more than
                                                        $200 million
----------------------------------------------------------------------------------------------------------------------------
                 PIMCO/Allianz   Capital appreciation   Common stocks of European         60-80     More than $1 billion
                 Europe Growth                          companies with market
                                                        capitalizations of more than
                                                        $1 billion

----------------------------------------------------------------------------------------------------------------------------
                 PIMCO/Allianz   Capital appreciation   Common stocks of companies        30-60     More than $1 billion
                 Select World                           located both within and
                                                        outside of the United States
                                                        with market capitalizations
                                                        of more than $1 billion

----------------------------------------------------------------------------------------------------------------------------
                 PIMCO/Allianz   Capital appreciation   Common stocks of companies        60-80     More than $200 million
                 Emerging Markets                       located in emerging market
                                                        countries within Europe,
                                                        Asia, Latin America and
                                                        Africa with market
                                                        capitalizations of more
                                                        than $250 millions

----------------------------------------------------------------------------------------------------------------------------

Fund Descriptions, Performance and Fees

The Funds provide a broad range of investment choices. The following Fund Summaries identify each Fund's investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries.

It is possible to lose money on investments in the Funds. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PIMCO Healthcare Innovation Fund


Principal Investments       Investment Objective             Fund Focus                       Approximate Capitalization
and Strategies              Seeks capital appreciation       Common stocks of                 Range
                                                             healthcare-related companies     More than $200 million

                                                                                              Dividend Frequency
                                                                                              At least annually
                           Fund Category                     Approximate Number of Holdings
                           Sector-Related Stocks             30-60

         The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies principally engaged in the design, manufacture or sale of new, creative or different, or "innovative," products or services used for or in connection with healthcare or medicine. These companies may (but are not required to) include, for example, pharmaceutical companies, companies involved in biotechnology, medical diagnostic, biochemical or other healthcare research and development, companies involved in the operation of healthcare facilities, and other companies involved in the design, manufacture or sale of healthcare-related products or services such as medical, dental and optical products, hardware or services. Except as indicated above, the Fund is not required to invest exclusively in a particular business sector or industry.

         The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify health care-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

         Although the Fund invests principally in common stocks, the Fund may also invest in other types of equity securities, including preferred stocks and convertible securities. The Fund may invest to a significant degree in the securities of smaller-capitalization companies and in securities issued in initial public offerings ("IPOs"). The Fund may invest up to 15% of its assets in foreign securities except that it may invest without limit in American Depository Receipts.

         In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks  Among the principal risks of investing in the
                 Fund, which could adversely affect its net asset value, yield and total return, are:

                 . Market Risk                    . IPO Risk                       . Leveraging Risk
                 . Issuer Risk                    . Liquidity Risk                 . Credit Risk
                 . Healthcare Related Risk        . Foreign Investment Risk        . Management Risk
                 . Growth Securities Risk         . Currency Risk
                 . Smaller Company Risk           . Focused Investment Risk

                 Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance      The Fund recently commenced operations and does not yet have a
Information      full calendar year of performance. Thus, no bar chart or
                 Average Annual Total Returns table is included for the Fund.

Fees and Expenses
of the Fund
                     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

                     Shareholder Fees (fees paid directly from your investment)                           None

                     Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                   Distribution                 Total Annual
                                    Advisory       and/or Service Other         Fund Operating Fee            Net
                     Share Class    Fees           (12b-1) Fees   Expenses(1)   Expenses       Waiver(2)      Expenses(2)
                     ---------------------------------------------------------------------------------------------------------
                     Institutional  0.70%          None           [0.29%]       [0.99%]        [0.04%]        0.95%
                     ---------------------------------------------------------------------------------------------------------
                     Administrative 0.70           0.25%          [0.29]        [1.24]         [0.04]         1.20

                     (1)      Other Expenses, which are based on estimated
                          amounts for the Fund's initial fiscal year, reflect a 0.25% Administrative Fee paid by the class and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").

                     (2)      Net Expenses reflect the effect of a contractual
                          agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fees for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

                     Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(1)

                     -----------------------------------------------------------------------
                     Share Class          Year 1       Year 3      Year 5      Year 10
                     -----------------------------------------------------------------------
                     Institutional         $ 97        $ 303        $ 525      $ 1,166
                     -----------------------------------------------------------------------
                     Administrative       $ 122        $ 381        $ 660      $ 1,455
                     -----------------------------------------------------------------------

                     (1) The Examples are based on the Net Expenses shown in the preceding table.

PIMCO Internet Innovation Fund

Principal Investments       Investment Objective             Fund Focus                       Approximate Capitalization
and Strategies              Seeks capital appreciation       Common stocks of                 Range
                                                             Internet-related companies       More than $200 million

                                                                                              Dividend Frequency
                                                                                              At least annually
                           Fund Category                     Approximate Number of Holdings
                           Sector-Related Stocks             20-60

         The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies that derive at least 50% of their revenues, expenses or profits from the research, design, development, manufacturing or distribution of new, creative or different, or "innovative," products, processes or services for use with Internet- or Internet-related businesses. Some examples of these companies may (but are not required to) include, for example, providers of broad-band Internet access, web site content, Internet software and electronic commerce. Except as indicated above, the Fund is not required to invest exclusively in a particular business sector or industry.

         The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify Internet-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

         Although the Fund invests principally in common stocks, the Fund may also invest in other types of equity securities, including preferred stocks and convertible securities. The Fund may invest to a significant degree in the securities of smaller-capitalization companies and in securities issued in initial public offerings ("IPOs"). The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts.

         In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks         Among the principal risks of investing in the
                        Fund, which could adversely affect its net asset value, yield and total return, are:

                        . Market Risk                    . IPO Risk                       . Leveraging  Risk
                        . Issuer Risk                    . Liquidity Risk                 . Credit Risk
                        . Internet Related Risk          . Foreign Investment Risk        . Management Risk
                        . Growth Securities Risk         . Currency Risk
                        . Smaller Company Risk           . Focused Investment Risk

                        Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance             The Fund recently commenced operations and does not yet
Information             have a full calendar year of performance. Thus, no bar
                        chart or Average Annual Total Returns table is included for the Fund.

Fees and Expenses
of the Fund
                     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

                     Shareholder Fees (fees paid directly from your investment)                           None

                     Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                   Distribution                 Total Annual
                                    Advisory       and/or Service Other         Fund Operating Fee            Net
                     Share Class    Fees           (12b-1) Fees   Expenses(1)   Expenses       Waiver(2)      Expenses(2)
                     ---------------------------------------------------------------------------------------------------------
                     Institutional  0.80%          None           [0.29%]       [1.09%]        [0.04%]        1.55%
                     ---------------------------------------------------------------------------------------------------------
                     Administrative 0.80           0.25%          [0.29]        [1.34]         [0.04]         1.30

                     (1)     Other Expenses, which are based on estimated
                          amounts for the Fund's initial fiscal year, reflect a 0.25% Administrative Fee paid by the class and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").

                     (2) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fees for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

                     Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(1)

                     -------------------------------------------------------------------------
                     Share Class          Year 1        Year 3       Year 5      Year 10
                     -------------------------------------------------------------------------
                     Institutional        $ 107         $ 334         $ 579      $ 1,283
                     -------------------------------------------------------------------------
                     Administrative       $ 132         $ 412         $ 713      $ 1,568
                     -------------------------------------------------------------------------

                     (1) The Examples are based on the Net Expenses shown in the preceding table.

PIMCO Small-Cap Technology Fund

Principal Investments       Investment Objective             Fund Focus                       Approximate Capitalization
and Strategies              Seeks capital appreciation       Common stocks of                 Range
                                                             technology-related companies     Between $100 million and $2
                                                             with smaller market              billion
                                                             capitalizations
                                                                                              Dividend Frequency
                                                                                              At least annually
                           Fund Category                     Approximate Number of Holdings
                           Sector-Related Stocks             30-60

         The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of technology and technology-related companies with market capitalizations of between $100 million and $2 billion at the time of investment. The Fund identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies), and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale and/or service of technological products. Except as indicated above, the Fund is not required to invest exclusively in a particular business sector or industry.

         The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

         Although the Fund invests principally in common stocks, the Fund may also invest to a significant degree in the securities of smaller-capitalization companies and in other types of equity securities, including preferred stocks and convertible securities. The Fund may invest in securities issued in initial public offerings ("IPOs"). The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts.

         In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks         Among the principal risks of investing in the Fund,
                        which could adversely affect its net asset value, yield and total return, are:

                        . Market Risk                    . IPO Risk                       . Leveraging Risk
                        . Issuer Risk                    . Liquidity Risk                 . Credit Risk
                        . Technology Related Risk        . Foreign Investment Risk        . Management Risk
                        . Growth Securities Risk         . Currency Risk
                        . Smaller Company Risk           . Focused Investment Risk

                        Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance             The Fund recently commenced operations and does not yet
Information             have a full calendar year of performance. Thus, no bar
                        chart or Average Annual Total Returns table is included for the Fund.

Fees and Expenses
of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:


Shareholder Fees (fees paid directly from your investment)                 None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                 Total Annual
               Advisory       and/or Service Other         Fund Operating Fee            Net
Share Class    Fees           (12b-1) Fees   Expenses(1)   Expenses       Waiver(2)      Expenses(2)
---------------------------------------------------------------------------------------------------------
Institutional  0.80%          None           [0.29%]       [1.09%]        [0.04%]        1.05%
---------------------------------------------------------------------------------------------------------
Administrative 0.80           0.25%          [0.29]        [1.34]         [0.04]         1.30

(1) Other Expenses, which are based on estimated amounts for the Fund's initial fiscal year, reflect a 0.25% Administrative Fee paid by the class and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").


(2) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fees for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(1)

-------------------------------------------------------------------------------
Share Class        Year 1        Year 3            Year 5          Year 10
-------------------------------------------------------------------------------
Institutional      $ 107         $ 334             $ 579           $ 1,283
-------------------------------------------------------------------------------
Administrative     $ 132         $ 412             $ 713           $ 1,568
-------------------------------------------------------------------------------

(1) The Examples are based on the Net Expenses shown in the preceding table.

PIMCO Telecom Innovation Fund

Principal Investments       Investment Objective             Fund Focus                       Approximate Capitalization
and Strategies              Seeks capital appreciation       Common stocks of                 Range
                                                             telecommunications-related       More than $200 million
                                                             companies
                                                                                              Dividend Frequency
                                                                                              At least annually
                           Fund Category                     Approximate Number of Holdings
                           Sector-Related Stocks             20-60

         The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies principally engaged in the development, manufacture or sale of new, creative or different, or "innovative," communications services or communications equipment. These companies may (but are not required to) include, for example, companies that provide traditional local and long-distance telephone service or equipment, companies that provide cellular, paging, local and wide area product networks or equipment, companies that provide satellite, microwave and cable television or equipment, and companies involved in new technologies such as fiber optics, semiconductors and data transmission. Except as indicated above, the Fund is not required to invest exclusively in a particular business sector or industry.

         The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify telecommunications-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

         Although the Fund invests principally in common stocks, the Fund may also invest in other types of equity securities, including preferred stocks and convertible securities. The Fund may invest to a significant degree in the securities of smaller-capitalization companies and in securities issued in initial public offerings ("IPOs"). The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts.

         In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks    Among the principal risks of investing in the Fund, which
                   could adversely affect its net asset value, yield and total return, are:

                   . Market Risk                    . IPO Risk                       . Leveraging Risk
                   . Issuer Risk                    . Liquidity Risk                 . Credit Risk
                   . Telecommunications Related     . Foreign Investment Risk        . Management Risk
                     Risk
                   . Growth Securities Risk         . Currency Risk
                   . Smaller Company Risk           . Focused Investment Risk

                   Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance        The Fund recently commenced operations and does not yet have
Information        a full calendar year of performance. Thus, no bar chart or
                   Average Annual Total Returns table is included for the Fund.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)                  None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                 Total Annual
               Advisory       and/or Service Other         Fund Operating Fee            Net
Share Class    Fees           (12b-1) Fees   Expenses(1)   Expenses       Waiver(2)      Expenses(2)
---------------------------------------------------------------------------------------------------------
Institutional  0.70%          None           [0.29%]       [0.99%]        [0.04%]        0.95%
---------------------------------------------------------------------------------------------------------
Administrative 0.70           0.25%          [0.29]        [1.24]         [0.04]         1.20

(1) Other Expenses, which are based on estimated amounts for the Fund's initial fiscal year, reflect a 0.25% Administrative Fee paid by the class and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").

(2) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fees for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(1)

--------------------------------------------------------------------------
Share Class          Year 1        Year 3      Year 5        Year 10
--------------------------------------------------------------------------
Institutional        $  97         $ 303        $ 525        $ 1,166
--------------------------------------------------------------------------
Administrative       $ 122         $ 381        $ 660        $ 1,455
--------------------------------------------------------------------------

(1) The Examples are based on the Net Expenses shown in the preceding table.

PIMCO Electronics Innovation Fund

Principal Investments       Investment Objective             Fund Focus                       Approximate Capitalization
and Strategies              Seeks capital appreciation       Common stocks of companies in    Range
                                                             the electronics industry         More than $200 million

                                                                                              Dividend Frequency
                                                                                              At least annually
                           Fund Category                     Approximate Number of Holdings
                           Sector-Related Stocks             20-60

         The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies principally engaged in the development, manufacture or sale of new, creative or different, or "innovative," electronics products and services. These companies may (but are not required to) include, for example, companies engaged in the development, manufacture, sale or service of electronic components, equipment vendors to electronics manufacturers, electronic component distributors, electronic instruments and systems vendors, and companies that provide electronics-related services. Except as indicated above, the Fund is not required to invest exclusively in a particular business sector or industry.

         The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify electronics-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

         Although the Fund invests principally in common stocks, the Fund may also invest in other types of equity securities, including preferred stocks and convertible securities. The Fund may invest to a significant degree n the securities of smaller-capitalization companies and in securities issued in initial public offerings ("IPOs"). The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts.

         In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks   Among the principal risks of investing in the Fund, which
                  could adversely affect its net asset value, yield and total return, are:

                  . Market Risk                    . IPO Risk                       . Credit Risk
                  . Issuer Risk                    . Liquidity Risk                 . Focused Investment Risk
                  . Electronics Related Risk       . Foreign Investment Risk        . Management Risk
                  . Growth Securities Risk         . Currency Risk
                  . Smaller Company Risk           . Leveraging Risk

                  Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance       The Fund recently commenced operations and does not yet have
Information       a full calendar year of performance. Thus, no bar chart or
                  Average Annual Total Returns table is included for the Fund.


Fees and Expenses
of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)                 None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                 Total Annual
               Advisory       and/or Service Other         Fund Operating Fee            Net
Share Class    Fees           (12b-1) Fees   Expenses(1)   Expenses       Waiver(2)      Expenses(2)
---------------------------------------------------------------------------------------------------------
Institutional  0.80%          None           [0.29%]       [1.09%]        [0.04%]        1.05%
---------------------------------------------------------------------------------------------------------
Administrative 0.80           0.25%          [0.29]        [1.34]         [0.04]         1.30

(1) Other Expenses, which are based on estimated amounts for the Fund's initial fiscal year, reflect a 0.25% Administrative Fee paid by the class and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").

(2) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fees for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(1)

-------------------------------------------------------------------------------
Share Class           Year 1         Year 3       Year 5        Year 10
-------------------------------------------------------------------------------
Institutional         $ 107          $ 334         $ 579        $ 1,283
-------------------------------------------------------------------------------
Administrative        $ 132          $ 412         $ 713        $ 1,568
-------------------------------------------------------------------------------

(1) The Examples are based on the Net Expenses shown in the preceding table.

PIMCO/Allianz New Asia Fund

Principal Investments       Investment Objective             Fund Focus                       Approximate Capitalization
and Strategies              Seeks capital appreciation       Common stocks of non-U.S.        Range
                                                             issuers                          More than $200 million

                                                                                              Dividend Frequency
                                                                                              At least annually
                           Fund Category                     Approximate Number of Holdings
                           International Stocks              60-80

         The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in an international portfolio of common stocks and other equity securities of companies located in Asia. The Fund will primarily invest in securities of companies located in the Far East, including Australia, China, Hong Kong, Indonesia, India, Malaysia, New Zealand, the Philippines, Singapore, South Korea, Taiwan and Thailand but excluding Japan, although the Fund will not necessarily be invested in all of these countries at any time. The Fund may also invest in securities of foreign issuers traded on U.S. securities markets, but will normally not invest in U.S. issuers. However, the Fund has no other limits on geographic asset distribution and may invest in any foreign securities market in the world. The Fund invests most of its assets in foreign securities which trade in currencies other than the U.S. dollar and may invest directly in foreign currencies.

         The portfolio manager selects securities for the Fund using a research-driven "bottom-up" approach that seeks to identify companies with above-average long-term growth prospects and attractive valuations and that possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. In selecting stocks, the portfolio manager analyzes a broad range of company fundamentals, such as long-term growth prospects, price-to-earnings ratios and other valuation measures, dividend and profit growth, balance sheet strength and return on assets. A stock's liquidity and volatility are also considered. The portfolio manager sells stocks in order to adjust or rebalance the Fund's portfolio and to replace companies with weakening fundamentals.

         The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts), primarily for portfolio management and hedging purposes. The Fund may to a limited degree invest in equity securities other than common stocks (such as equity-linked securities, preferred stocks and convertible securities) and may invest up to 10% of its assets in other investment companies. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in foreign and domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks         Among the principal risks of investing in the
                        Fund, which could adversely affect its net asset value,
                        yield and total return, are:
                        . Foreign Investment Risk        . Value Securities Risk          . Focused Investment Risk
                        . Emerging Markets Risk          . Growth Securities Risk         . Leveraging Risk
                        . Currency Risk                  . Smaller Company Risk           . Credit Risk
                        . Market Risk                    . Liquidity Risk                 . Management Risk
                        . Issuer Risk                    . Derivatives Risk

                        Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance             The Fund recently commenced operations and does not yet
Information             have a full calendar year of performance. Thus, no bar
                        chart or Average Annual Total Returns table is included for the Fund.


Fees and Expenses
of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)                  None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                 Total Annual
               Advisory       and/or Service Other         Fund Operating Fee            Net
Share Class    Fees           (12b-1) Fees   Expenses(1)   Expenses       Waiver(2)      Expenses(2)
---------------------------------------------------------------------------------------------------------
Institutional  1.00%          None           [0.54%]       [1.54%]        [0.04%]        1.50%
---------------------------------------------------------------------------------------------------------
Administrative 1.00           0.25%          [0.54]        [1.79]         [0.04]         1.75

(1) Other Expenses, which are based on estimated amounts for the Fund's initial fiscal year, reflect a 0.50% Administrative Fee paid by the class and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").

(2) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fees for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(1)

-------------------------------------------------------------------------------
Share Class            Year 1         Year 3        Year 5        Year 10
-------------------------------------------------------------------------------
Institutional          $ 153          $ 474          $ 818        $ 1,791
-------------------------------------------------------------------------------
Administrative         $ 178          $ 551          $ 949        $ 2,062
-------------------------------------------------------------------------------

(1) The Examples are based on the Net Expenses shown in the preceding table.

 PIMCO/Allianz Europe Growth Fund

Principal Investments       Investment Objective             Fund Focus                       Approximate Capitalization
and Strategies              Seeks capital appreciation       Common stocks of non-U.S.        Range
                                                             issuers                          More than $1 billion

                                                                                              Dividend Frequency
                                                                                              At least annually
                           Fund Category                     Approximate Number of Holdings
                           International Stocks              60-80

         The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in an international portfolio of common stocks and other equity securities of European companies with medium and large market capitalizations. The Fund may also invest in securities of foreign issuers traded on U.S. securities markets, but will normally not invest in U.S. issuers. However, the Fund has no other limits on geographic asset distribution and may invest in any foreign securities market in the world. The Fund invests most of its assets in foreign securities which trade in currencies other than the U.S. dollar (e.g., the Euro) and may invest directly in foreign currencies.

         The portfolio manager selects securities for the Fund using a research-driven "bottom-up" approach that seeks to identify companies with above-average long-term growth prospects and attractive valuations and that possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. In selecting stocks, the portfolio manager analyzes a broad range of company fundamentals, such as long-term growth prospects, price-to-earnings ratios and other valuation measures, dividend and profit growth, balance sheet strength and return on assets. A stock's liquidity and volatility are also considered. The portfolio manager sells stocks in order to adjust or rebalance the Fund's portfolio and to replace companies with weakening fundamentals.

         The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts), primarily for portfolio management and hedging purposes. The Fund may to a limited degree invest in equity securities other than common stocks (such as equity-linked securities, preferred stocks and convertible securities) and may invest up to 10% of its assets in other investment companies. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in foreign and domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.



Principal Risks   Among the principal risks of investing in the Fund, which
                  could adversely affect its net asset value, yield and total return, are:

                  . Foreign Investment Risk        . Growth Securities Risk         . Focused Investment Risk
                  . Currency Risk                  . Smaller Company Risk           . Leveraging Risk
                  . Market Risk                    . Liquidity Risk                 . Credit Risk
                  . Issuer Risk                    . Derivatives Risk               . Management Risk
                  . Value Securities Risk

                  Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance       The Fund recently commenced operations and does not yet have
Information       a full calendar year of performance.  Thus, no bar chart or
                  Average Annual Total Returns table is included for the Fund.

Fees and Expenses
of the Fund

               These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

               Shareholder Fees (fees paid directly from your investment)   None

               Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                             Distribution                 Total Annual
                              Advisory       and/or Service Other         Fund Operating Fee            Net
               Share Class    Fees           (12b-1) Fees   Expenses(1)   Expenses       Waiver(2)      Expenses(2)
               ---------------------------------------------------------------------------------------------------------
               Institutional  0.75%          None           [0.54%]       [1.29%]        [0.04%]        1.25%
               ---------------------------------------------------------------------------------------------------------
               Administrative 0.75           0.25%          [0.54]        [1.54]         [0.04]         1.50

               (1)                  Other Expenses, which are based on estimated
                    amounts for the Fund's initial fiscal year, reflect a 0.50% Administrative Fee paid by the class and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").

               (2)                  Net Expenses reflect the effect of a
                    contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fees for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

               Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(1)

               -----------------------------------------------------------------------------
               Share Class           Year 1         Year 3        Year 5       Year 10
               -----------------------------------------------------------------------------
               Institutional         $ 127          $ 397          $ 686       $ 1,511
               -----------------------------------------------------------------------------
               Administrative        $ 153          $ 474          $ 818       $ 1,791
               -----------------------------------------------------------------------------

               (1) The Examples are based on the Net Expenses shown in the preceding table.

PIMCO/Allianz Select World Fund

Principal Investments       Investment Objective             Fund Focus                       Approximate Capitalization
and Strategies              Seeks capital appreciation       Common stocks of  U.S. and       Range
                                                             non-U.S. issuers                 More than $1 billion

                                                                                              Dividend Frequency
                                                                                              At least annually
                           Fund Category                     Approximate Number of Holdings
                           International Stocks              30-60

         The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in an international portfolio of common stocks and other equity securities of companies located throughout the world. Although the Fund normally invests in issuers from at least five different countries, including the United States, it may at times invest in fewer than five countries, or even a single country. The Fund typically invests in approximately 30 to 60 stocks. Although the Fund invests primarily in developed market countries, it may also invest in developing, or "emerging," markets. The Fund has no other limits on geographic asset distribution and may invest in any foreign securities market in the world. The Fund invests most of its assets in foreign securities which trade in currencies other than the U.S. dollar and may invest directly in foreign currencies.

         The portfolio manager selects securities for the Fund using a research-driven "bottom-up" approach that seeks to utilize the Sub-Adviser's global research capabilities to identify companies with above-average long-term growth prospects and attractive valuations and that possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The portfolio manager seeks to select those stocks with the best long-term performance expectations, using a broad range of company fundamentals, such as long-term growth prospects, price-to-earnings ratios and other valuation measures, dividend and profit growth, balance sheet strength and return on assets. The portfolio managers sell stocks in order to adjust or rebalance the Fund's portfolio and to replace companies with weakening fundamentals.

         The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts), primarily for portfolio management and hedging purposes. The Fund may to a limited degree invest in equity securities other than common stocks (such as equity-linked securities, preferred stocks and convertible securities) and may invest up to 10% of its assets in other investment companies. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in foreign and domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.


Principal Risks         Among the principal risks of investing in the Fund,
                        which could adversely affect its net asset value, yield and total return, are:

                        . Foreign Investment Risk        . Value Securities Risk          . Focused Investment Risk
                        . Emerging Markets Risk          . Growth Securities Risk         . Leveraging Risk
                        . Currency Risk                  . Smaller Company Risk           . Credit Risk
                        . Market Risk                    . Liquidity Risk                 . Management Risk
                        . Issuer Risk                    . Derivatives Risk

                        Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance             The Fund recently commenced operations and does not yet
Information             have a full calendar year of performance. Thus, no bar
                        chart or Average Annual Total Returns table is included for the Fund.


Fees and Expenses
of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)                  None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                 Total Annual
               Advisory       and/or Service Other         Fund Operating Fee            Net
Share Class    Fees           (12b-1) Fees   Expenses(1)   Expenses       Waiver(2)      Expenses(2)
---------------------------------------------------------------------------------------------------------
Institutional  0.75%          None           [0.54%]       [1.29%]        [0.04%]        1.25%
---------------------------------------------------------------------------------------------------------
Administrative 0.75           0.25%          [0.54]        [1.54]         [0.04]         1.50

(1) Other Expenses, which are based on estimated amounts for the Fund's initial fiscal year, reflect a 0.50% Administrative Fee paid by the class and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").

(2) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fees for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(1)

--------------------------------------------------------------------------------
Share Class            Year 1         Year 3         Year 5         Year 10
--------------------------------------------------------------------------------
Institutional          $ 127           $ 397          $ 686          $ 1,511
--------------------------------------------------------------------------------
Administrative         $ 153           $ 474          $ 818          $ 1,791
--------------------------------------------------------------------------------

(1) The Examples are based on the Net Expenses shown in the preceding table.

PIMCO/Allianz Emerging Markets Fund


Principal Investments       Investment Objective             Fund Focus                       Approximate Capitalization
and Strategies              Seeks capital appreciation       Common stocks of non-U.S.        Range
                                                             issuers                          More than $200 million

                                                                                              Dividend Frequency
                                                                                              At least annually
                           Fund Category                     Approximate Number of Holdings
                           International Stocks              60-80

         The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in an international portfolio of common stocks and other equity securities of companies located in emerging market countries within Europe, Asia, Latin America and Africa. The Fund may also invest in securities of foreign issuers traded on U.S. securities markets, but will normally not invest in U.S. issuers. However, the Fund has no other limits on geographic asset distribution and may invest in any foreign securities market in the world. The Fund invests most of its assets in foreign securities which trade in currencies other than the U.S. dollar and may invest directly in foreign currencies.

         The portfolio manager selects securities for the Fund using a research-driven "bottom-up" approach that seeks to identify companies with above-average long-term growth prospects and attractive valuations and that possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. In selecting stocks, the portfolio manager analyzes a broad range of company fundamentals, such as long-term growth prospects, price-to-earnings ratios and other valuation measures, dividend and profit growth, balance sheet strength and return on assets. A stock's liquidity and volatility are also considered. The portfolio manager sells stocks in order to adjust or rebalance the Fund's portfolio and to replace companies with weakening fundamentals.

         The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts), primarily for portfolio management and hedging purposes. The Fund may to a limited degree invest in equity securities other than common stocks (such as equity-linked securities, preferred stocks and convertible securities) and may invest up to 10% of its assets in other investment companies. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in foreign and domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks         Among the principal risks of investing in the Fund,
                        which could adversely affect its net asset value, yield and total return, are:

                        . Foreign Investment Risk        . Value Securities Risk          . Emerging Markets Risk
                        . Emerging Markets Risk          . Growth Securities Risk         . Focused Investment Risk
                        . Currency Risk                  . Smaller Company Risk           . Leveraging Risk
                        . Market Risk                    . Liquidity Risk                 . Credit Risk
                        . Issuer Risk                    . Derivatives Risk               . Management Risk

                        Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance             The Fund recently commenced operations and does not yet
Information             have a full calendar year of performance. Thus, no bar
                        chart or Average Annual Total Returns table is included for the Fund.

Fees and Expenses
of the Fund
                        These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

                        Shareholder Fees (fees paid directly from your
                        investment)                                   None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                 Distribution                   Total Annual
                  Advisory       and/or Service   Other         Fund Operating   Fee            Net
Share Class       Fees           (12b-1) Fees     Expenses(1)   Expenses         Waiver(2)      Expenses(2)
----------------------------------------------------------------------------------------------------------------
Institutional     1.00%          None             [0.54%]       [1.54%]          [0.04%]        1.50%
----------------------------------------------------------------------------------------------------------------
Administrative    1.00           0.25%            [0.54]        [1.79]           [0.04]         1.75

(1) Other Expenses, which are based on estimated amounts for the Fund's initial fiscal year, reflect a 0.50% Administrative Fee paid by the class and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").

(2) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fees for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(1)

--------------------------------------------------------------------------------
Share Class            Year 1          Year 3         Year 5        Year 10
--------------------------------------------------------------------------------
Institutional          $ 153           $ 474           $ 818        $ 1,791
--------------------------------------------------------------------------------
Administrative         $ 178           $ 551           $ 949        $ 2,062
--------------------------------------------------------------------------------

(1) The Examples are based on the Net Expenses shown in the preceding table.

Summary of Principal Risks


The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio will decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Growth Securities Risk

Each Fund emphasizes investments in equity securities of companies that its portfolio manager believes will experience relatively rapid earnings growth. The Funds place particular emphasis on growth securities. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Value Securities Risk

The Funds may invest in companies that may not be expected to experience significant earnings growth, but whose securities its portfolio manager believes are selling at a price lower than their true value. The New Asia, Europe Growth and Emerging Markets Funds place particular emphasis on value securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Smaller Company Risk

The general risks associated with equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. The Small-Cap Technology Fund has substantial exposure to this risk because it invests primarily in the securities of companies with market capitalizations below $200 million. The Healthcare Innovation, Internet Innovation, Telecom Innovation, Electronics Innovation, New Asia, Europe Growth, Select World and Emerging Markets Funds also have significant exposure to this risk.

IPO Risk

The Funds, particularly the Healthcare Innovation, Internet Innovation, Small-Cap Technology, Telecom Innovation and Electronics Innovation Funds, may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion of the securities being offered in an IPO may be made available to the Fund or because under certain market conditions few companies may issue securities in IPOs. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Liquidity Risk

All of the Funds are subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Risk

All of the Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Sector Specific Risks

In addition to other risks, Funds that invest a substantial portion of their assets in related industries (or "sectors") may have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments. The Funds that "concentrate" their investments in certain sectors and some of the risks of investing in those sectors are provided below.

         Healthcare Related Risk. The Healthcare Innovation Fund concentrates its investments in the healthcare industry. Therefore, it is subject to risks particular to that industry, including rapid obsolescence of products and services, patent expirations, risks associated with new regulations and changes to existing regulations, changes in government subsidy and reimbursement levels, and risks associated with the government approval process.

         Internet Related Risk. The Internet Innovation Fund is subject to risks prevalent in the Internet sector, such as the risks of rapid obsolescence of products and services, intense competition, significant losses and/or limited earnings, security price volatility and limited operating histories, because it concentrates its investments in that sector.

         Technology Related Risk. Because the Small-Cap Technology Fund concentrates its investments in the technology sector, it is subject to risks prevalent in that sector, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories.

         Telecommunications Related Risk. The Telecom Innovation Fund concentrates its investments in the telecommunications industry. Therefore, it is subject to risks particularly affecting that industry, such as risks associated with government regulation of products, services and rates of return, new regulations and changes to existing regulations, changes to government subsidy levels, and increasing competition.

         Electronics Related Risk. The Electronics Innovation Fund is subject to risks prevalent in the electronics sector, such as the risks of short product cycles and rapid obsolescence of products and services, intense competition, significant losses and/or limited earnings, security price volatility and limited operating histories, because it concentrates its investments in that sector.

Foreign (non-U.S.) Investment Risk

A Fund that invests in foreign securities, and particularly the New Asia, Europe Growth, Select World and Emerging Markets Funds, may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that a Fund, such as New Asia, Europe Growth, Select World and Emerging Markets Funds, invests a significant portion of its assets in a narrowly defined geographic area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks associated with foreign investments. Adverse conditions in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.

Emerging Markets Risk

Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. The Emerging Markets Fund is particularly susceptible to these risks because it invests principally in companies located in emerging markets countries. The New Asia and Select World Funds also have substantial exposure to these risks because these Funds may invest a significant portion of their assets in emerging market securities. In addition, risks associated with investing in a narrowly defined geographic area (discussed above under "Foreign (non-U.S.) Investment Risk") are more pronounced for the Funds that invest in emerging markets.

Currency Risk

Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The New Asia, Europe Growth, Select World and Emerging Markets Funds are particularly sensitive to currency risk. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Focused Investment Risk

Focusing Fund investments in a small number of issuers, industries or foreign currencies or regions increases risk. Funds, that invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks. The New Asia, Europe Growth, Select World and Emerging Markets Funds may be subject to increased risk to the extent that they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area such as Europe, Asia or South America, because companies in those areas may share common characteristics and react similarly to market developments. Also, the Funds may from time to time have greater risk to the extent they invest a substantial portion of their assets in related industries such as "financial and business services" or "technology" which may also share common characteristics and react similarly to market developments.

Leveraging Risk

Leverage, including borrowing, will cause the value of a Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Interest Rate Risk

To the extent that Funds purchase fixed income securities for investment or defensive purposes, they will be subject to interest rate risk, a market risk relating to investments in fixed income securities such as bonds and notes. As interest rates rise, the value of fixed income securities in a Fund's portfolio are likely to decrease. Securities with longer "durations" (defined below) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Credit Risk

All of the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO Advisors, the Sub-Advisers and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Management of the Funds

Investment Adviser and Administrator

PIMCO Advisors serves as the investment adviser and the administrator (serving in its capacity as administrator, the "Administrator") for the Funds. Subject to the supervision of the Board of Trustees, PIMCO Advisors is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.

PIMCO Advisors is located at 800 Newport Center Drive, Newport Beach, California 92660. Organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of [ ], 2000, PIMCO Advisors and its subsidiary partnerships had more than $[ ] billion in assets under management.

PIMCO Advisors has retained its subsidiary PIMCO/Allianz International Advisors LLC to manage the investments of the New Asia, Europe Growth, Select World and Emerging Markets Funds The PIMCO Equity Advisors division of PIMCO Advisors manages the investments of the Healthcare Innovation, Internet Innovation, Small-Cap Technology, Telecom Innovation and Electronics Innovation Funds (PIMCO Equity Advisors and PIMCO/Allianz International Advisors LLC are each referred to as a "Sub-Adviser" in this prospectus). See "Sub-Advisers" below.

PIMCO Advisors has retained its affiliate, Pacific Investment Management Company LLC, to provide various administrative and other services required by the Funds in its capacity as sub-administrator. PIMCO Advisors and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory Fees

Each Fund pays PIMCO Advisors fees in return for providing or arranging for the provision of investment advisory services. In the case of Funds for which PIMCO Advisors has retained PIMCO/Allianz International Advisors LLC, PIMCO Advisors (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

The Funds will pay monthly advisory fees to PIMCO Advisors at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):


Fund                                                         Advisory Fees


Healthcare Innovation and Telecom Innovation Funds               0.70%

Europe Growth and Select World Funds                             0.75%

Internet Innovation, Small-Cap Technology                        0.80%
and Electronic Innovation Funds

New Asia and Emerging Markets Funds                              1.00%


Administrative Fees

Each Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Institutional and Administrative Class shareholders of each Fund pay an administrative fee to PIMCO Advisors, computed as a percentage of the Fund's assets attributable in the aggregate to those classes of shares. PIMCO Advisors, in turn, provides or procures administrative services for Institutional and Administrative Class shareholders and also bears the costs of most third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Institutional and Administrative Class shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust's disinterested Trustees.

Institutional and Administrative Class shareholders of the Funds will pay PIMCO Advisors monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Institutional and Administrative Class shares):

Fund                                                       Administrative Fees

Healthcare Innovation, Internet Innovation,                      0.25%
Small-Cap Technology, Telecom Innovation and Electronics Innovation Funds

New Asia, Europe Growth, Select World and                        0.50%
Emerging Markets Funds

Sub-Advisers

Each Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund's assets. The following provides summary information about each Sub-Adviser, including the Fund(s) it manages.


Sub-Adviser*                                Funds

PIMCO Equity Advisors                       Healthcare Innovation, Internet Innovation, Small-Cap Technology,
1345 Avenue of the Americas, 50th Floor     Telecom Innovation and Electronics Innovation Funds
New York, NY 10105

PIMCO/Allianz International Advisors LLC    New Asia, Europe Growth, Select World and Emerging Markets Funds
("PAIA")
1345 Avenue of the Americas, 50th Floor
New York, NY 10105

* PIMCO Equity Advisors is a division of PIMCO Advisors. PIMCO/Allianz International Advisors LLC is a wholly-owned subsidiary of PIMCO Advisors.

The following provides additional information about each Sub-Adviser and the individual portfolio managers who share primary responsibility for managing the Funds' investments.

PIMCO Equity Advisors

A division of PIMCO Advisors, PIMCO Equity Advisors provides equity-related advisory services to mutual funds and institutional accounts. See "Investment Adviser and Administrator" above for additional information about PIMCO Advisors.

The following individuals at PIMCO Equity Advisors have primary responsibility for the noted Funds.

  Fund                   Portfolio Managers     Since               Recent Professional Experience
Healthcare Innovation    Dennis P. McKechnie    2000 (Inception)    Portfolio Manager of PIMCO Equity Advisors. Prior
                                                                    to joining PIMCO Advisors, he was with Columbus
                                                                    Circle Investors from 1991 to 1999, where he
                                                                    managed equity accounts and served in various
                                                                    capacities including as Portfolio Manager for the
                                                                    Innovation Fund.


                         Jiyoung Kim            2000 (Inception)    Senior Research Analyst for PIMCO Innovation
                                                                    Fund, where she covers biotechnology,
                                                                    telecommunications equipment, semiconductors and
                                                                    networking.  Prior to joining PIMCO Equity
                                                                    Advisors in [   ], she was a Senior Research
                                                                    Analyst at Fred Alger Management from [   ] to
                                                                    [   ].  Prior to that, she was a Senior Research
                                                                    Technician at Repligen (a [          ] company).


Internet Innovation    Mr. McKechnie          2000 (Inception)      See above.


                       Ms. Kim                2000 (Inception)      See above.

Small-Cap Technology   Thomas Keyes           2000 (Inception)      Senior Research Analyst for PIMCO Equity
                                                                    Advisors.  Prior to joining PIMCO Equity
                                                                    Advisors, he was a research analyst at Alliance
                                                                    Capital in its Small-Cap Program from 1997 to
                                                                    1999, where he focused on small-cap technology
                                                                    stocks.  He was a Vice President at Bankers Trust
                                                                    from 1994 to 1997, where he focused on equity
                                                                    research of technology stocks.

Telecom Innovation     Mr. McKechnie          2000 (Inception)      See above.


                       Ms. Kim                2000 (Inception)      See above.


Electronics            Mr. McKechnie          2000 (Inception)      See above.
Innovation

                       Ms. Kim                2000 (Inception)      See above.




PIMCO/Allianz International Advisors LLC

A wholly-owned subsidiary of PIMCO Advisors, PAIA provides international advisory services to mutual funds. PAIA commenced operations in [ ] 2000.

   The following individuals at PIMCO/Allianz International Advisors LLC share primary responsibility for each of the noted Funds.


                     Portfolio
Fund                 Managers               Since               Recent Professional Experience
New Asia             Norbert Kaldun         2000 (Inception)    Portfolio Manager for Allianz Advisory and Management
                                                                GmbH ("Allianz AAM"), where he has been responsible for
                                                                Eastern European equity research and management. From
                                                                1997 to 1998, he served as a Portfolio Manger with
                                                                Allianz Lebensverischerungs AG.

Europe Growth        Wolfram Gerdes         2000 (Inception)    Managing director of Equity Portfolio Management at Allianz
                     (lead Manager)                             AAM since 1998. Prior to joining Allianz AAM, he held various positions, including head of Portfolio Management, with
                                                                Allianz Lebensversicherungs AG from 1992 to 1998.

                     Gilles Guez            2000 (Inception)    Head of European equities at AGF Asset Management since
                     (co-Manager)                               March 2000. Previously, Mr. Guez was a fund manager and
                                                                head of European convertible bond funds at Paribas Asset
                                                                Management (since 1997). From 1992 to 1997, he worked at
                                                                Indosuez Asset Management, serving in various
                                                                capacities, including Fund Manager for European
                                                                equities.


Select World         Udo Frank              2000 (Inception)    Managing Director and Chief Investment Officer of
                     (lead Manager)                             Allianz Asset Advisory and Management GmbH,
                                                                responsible for the entire investment area (since
                                                                1997).  Previously, Mr. Frank served as the Chief
                                                                Investment Officer of Allianz KAG (since 1994).

                     Wolfram Gerdes         2000 (Inception     See above.
                     (co-Manager)

                     Gerd Wolfgang Hintz    2000 (Inception)    Managing Director of the Equity Research
                                                                Department at Allianz AAM since 1998.  In
                                                                addition, he has been responsible for Allianz
                                                                AAM's trading department since January 2000.
                                                                Previously, he was the head of Research and
                                                                Investor Relations of Allianz Lebensversicherungs
                                                                AG.

Emerging Markets     Norbert Kaldun         2000 (Inception)    See above.


In managing the portfolios of the New Asia and Emerging Markets Funds, Mr. Kaldun will be assisted by Mr. Ian Lui of Allianz Asset Management (HK) Limited in Singapore and his Allianz research team.

Each Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Institutional and Administrative Class shareholders of each Fund pay an administrative fee to PIMCO Advisors, computed as a percentage of the Fund's assets attributable in the aggregate to those classes of shares. PIMCO Advisors, in turn, provides or procures administrative services for Institutional and Administrative Class shareholders and also bears the costs of most third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The result of this fee structure is that Institutional and Administrative Class shareholders of each Fund bear expenses for administrative services at a level that is precise and predictable under ordinary circumstances. The Funds do bear other expenses which are not covered under the administrative fee which may vary and effect the total level of expenses paid by Institutional and Administrative Class shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the trust's disinterested trustees.

Adviser/Sub-Adviser Relationship

Shareholders of each Fund have approved a proposal permitting PIMCO Advisors to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order prohibits PIMCO Advisors from entering into sub-advisory agreements with affiliates of PIMCO Advisors without shareholder approval, unless those affiliates are substantially wholly-owned by PIMCO Advisors. PIMCO Advisors has the ultimate responsibility to oversee the Sub-Advisers and to recommend their hiring, termination and replacement.

Distributor

The Trust's Distributor is PIMCO Funds Distributors LLC, a wholly owned subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stamford, Connecticut 06902, is a broker-dealer registered with the Securities and Exchange Commission.

Investment Options -
Institutional Class and Administrative Class Shares

The Trust offers investors Institutional Class and Administrative Class shares of the Funds in this Prospectus.

The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class or Administrative Class shares.

Administrative Class shares are generally subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

Service and Distribution (12b-1) Fees--Administrative Class Shares. The Trust has adopted an Administrative Services Plan for the Administrative Class shares of each Fund. It has also adopted a Distribution Plan for the Administrative Class shares of each Fund. Each Plan has been adopted in accordance with the requirements of Rule 12b-1 under the Investment Company Act of 1940 and is administered in accordance with that rule. However, shareholders do not have the voting rights set forth in Rule 12b-1 with respect to the Administrative Services Plan.

Each Plan allows the Funds to use its Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Funds as their funding medium and for related expenses.

In combination, the Plans permit a Fund to make total reimbursements at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund's Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares and may cost an investor more than other types of sales charges.

Arrangements with Service Agents. Institutional Class and Administrative Class shares of the Funds may be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

Purchases, Redemptions and Exchanges

Purchasing Shares

Investors may purchase Institutional Class and Administrative Class shares of the Funds at the relevant net asset value ("NAV") of that class without a sales charge or other fee.

Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds.

Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and "wrap account" programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party.

Investment Minimums. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000 per Fund. At the discretion of PIMCO Advisors, the minimum initial investment may be waived for Institutional or Administrative Class shares offered to clients of PIMCO Equity Advisors and [Allianz Sub], and their affiliates, and to the benefit plans of PIMCO Advisors and its affiliates. In addition, the minimum initial investment does not apply to Institutional Class shares offered through fee-based programs sponsored and maintained by a registered broker-dealer and approved by the Distributor in which each investor pays an asset based fee at an annual rate of at least 0.50% of the assets in the account to a financial intermediary for investment advisory and/or administrative services.

The Trust and the Distributor may waive the minimum initial investment for other categories of investors at their discretion.

The investment minimums discussed in this section and the limitations set forth in "Investment Limitations" below do not apply to participants in PIMCO Advisors Portfolio Strategies, a managed product sponsored by PIMCO Advisors.

Timing of Purchase Orders and Share Price Calculations. A purchase order received by the Trust's transfer agent, National Financial Data Services (the "Transfer Agent"), prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day's net asset value ("NAV"). An order received after the close of regular trading on the New York Stock Exchange will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the New York Stock Exchange and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is "open for business" on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

Initial Investment. Investors may open an account by completing and signing a Client Registration Application and mailing it to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. A Client Registration Application may be obtained by calling 1-800-927-4648.

Except as described below, an investor may purchase Institutional Class and Administrative Class shares only by wiring federal funds to the Transfer Agent, National Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, amount being wired, and wiring bank name.

An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with PIMCO Advisors or one of its affiliates, from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

Additional Investments. An investor may purchase additional Institutional Class and Administrative Class shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

Other Purchase Information. Purchases of a Fund's Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

An investor should invest in the Funds for long-term investment purposes only. The Trust and PIMCO Advisors each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

Institutional Class and Administrative Class shares of the Trust are not qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Fund are available for offer and sale in the investor's state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if PIMCO Advisors or a Sub-Adviser intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

Retirement Plans. Shares of the Funds are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Redeeming Shares

Redemptions by Mail. An investor may redeem (sell) Institutional Class and Administrative Class shares by submitting a written request to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust's account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

Redemptions by Telephone or Other Wire Communication. An investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-949-725-6830, or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed and the account number. Redemption requests of an amount of $10 million or more may be initiated by telephone, but must be confirmed in writing by an authorized party prior to processing.

In electing a telephone redemption, the investor authorizes Pacific Investment Management Company and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Pacific Investment Management Company or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in telephone service may mean that a shareholder will be unable to effect a redemption by telephone when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing). All telephone transactions are recorded, and Pacific Investment Management Company or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See "Other Redemption Information."

Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Other Redemption Information. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information, such as account number, redemption amount (in dollars or shares) and the Fund name, and must be executed or initialed by the appropriate signatories. A redemption request received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day.

Redemption proceeds will ordinarily be wired to the investor's bank within three business days after the redemption request, but may take up to seven business days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust's procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000. This mandatory redemption policy does not apply to participants in PIMCO Advisors Portfolio Strategies, a managed product sponsored by PIMCO Advisors.

The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Exchange Privilege

Except as provided below, an investor may exchange Institutional Class or Administrative Class shares of a Fund for shares of the same class of any other Fund or other series of the Trust that offers that class based on the respective NAVs of the shares involved. An exchange may be made by following the redemption procedure described above under "Redemptions by Mail" or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-4648. An investor may also exchange shares of a Fund for shares of the same class of a series of PIMCO Funds: Pacific Investment Management Series, an affiliated mutual fund family composed primarily of fixed income portfolios managed by Pacific Investment Management Company, subject to any restrictions on exchanges set forth in the applicable series' prospectus(es). Shareholders interested in such an exchange may request a prospectus for these other series by contacting PIMCO Funds: Pacific Investment Management Series at the same address and telephone number as the Trust.

An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor's state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See "Tax Consequences" in this Prospectus and "Taxation" in the Statement of Additional Information.

The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO Advisors, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO Advisors to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges investors may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund, and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 30 days' prior notice whenever it is reasonably able to do so.


How Fund Shares Are Priced

The net asset value ("NAV") of a Fund's Institutional and Administrative Class shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the NAV of the New Asia, Europe Growth, Select World and Emerging Markets Funds may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

Fund shares are valued at the close of regular trading (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.


Under certain circumstances, the per share NAV of the Administrative Class shares of the Funds may be lower than the per share NAV of the Institutional Class shares as a result of the daily expense accruals of the service and/or distribution fees paid by Administrative Class shares. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the two classes.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder's purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the service and/or distribution fees applicable to Administrative Class shares. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.


Fund                                                      At Least Annually     Quarterly

Healthcare Innovation, Internet Innovation, Small-Cap             *
Technology, Telecom Innovation and Electronics Innovation
Funds

New Asia, Europe Growth, Select World and Emerging                *
Markets Funds

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

A Fund's dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions.

For further information on distribution options, please contact the Trust at 1-800-927-4648.

Tax Consequences

Taxes on Fund Distributions. A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long the shareholder owned the shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to shareholders as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will generally be taxable as ordinary income.

Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder's investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

Taxes on Redemptions or Exchanges of Shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

A Note on Foreign Investments. A Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Shareholders of the New Asia, Europe Growth, Select World and Emerging Markets Funds may be entitled to claim a credit or deduction with respect to foreign taxes.

This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of Securities
and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investments or strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of PIMCO Advisors, the Sub-Advisers and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Fixed Income Securities and Defensive Strategies

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates, and include corporate and government bonds, notes, certificates of deposit, commercial paper, convertible securities and mortgage-backed and other asset-backed securities.

The Healthcare Innovation, Internet Innovation, Small-Cap Technology, Telecom Innovation, Electronics Innovation, New Asia, Europe Growth, Select World and Emerging Markets Funds will each invest primarily in common stocks, and may also invest in other kinds of equity securities, including preferred stocks and securities (including fixed income securities and warrants) convertible into or exercisable for common stocks. Each of these Funds may invest a portion of their assets in fixed income securities. The Funds may temporarily hold up to 100% of their assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions. The New Asia, Europe Growth, Select World and Emerging Markets Funds may also hold up to 100% of their assets in other domestic fixed income, foreign fixed income and equity securities principally traded in the U.S., including obligations issued or guaranteed by a foreign government or its agencies, authorities or instrumentalities, corporate bonds and American Depository Receipts, for temporary defensive purposes.

The temporary defensive strategies described in this section would be inconsistent with the investment objective and principal investment strategies of each of the noted Funds and may adversely affect the Fund's ability to achieve its investment objective.

Companies With Smaller Market Capitalizations

Each of the Funds may invest in securities of companies with market capitalizations that are small compared to other publicly traded companies. The Small-Cap Technology Fund invests primarily in smaller companies and is especially sensitive to the risks described below. In addition, the Healthcare Innovation, Internet Innovation, Telecom Innovation, Electronics Innovation, New Asia, Europe Growth, Select World and Emerging Markets Funds generally have significant exposure to these risks.

Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.


Initial Public Offerings

The Funds, particularly the Healthcare Innovation, Internet Innovation, Small-Cap Technology, Telecom Innovation and Electronics Innovation Funds, may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion of the securities being offered in an IPO may be made available to the Fund or because under certain market conditions few companies may issue securities in IPOs. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Foreign Securities


The New Asia, Europe Growth, Select World and Emerging Markets Funds normally invest principally in securities of foreign issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). The Healthcare Innovation, Internet Innovation, Small-Cap Technology, Telecom Innovation and Electronics Innovation Funds may invest up to 15% of their respective assets in foreign securities, and may invest without limit in ADRs.

All of the Funds may invest in American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Emerging Market Securities

The Funds may invest in securities of issuers based in or that trade principally in countries with developing (or "emerging market") economies. The Emerging Markets Fund is particularly susceptible to these risks because it invests principally in companies located in emerging market countries. The New Asia and Select World Funds also have substantial exposure to these risks because these Funds may invest significant portions of their assets in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.


Special Risks of Investing in Russian and Other Eastern European Securities. The Select World and Emerging Markets Funds may invest a significant portion of their assets in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When a Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

Foreign Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. The New Asia, Europe Growth, Select World and Emerging Markets Funds are particularly sensitive to this risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, significant uncertainty surrounds the recent introduction of the euro (a common currency unit for the European Union) in January 1999 and the effect it may have on the value of securities denominated in local European currencies. The Europe Growth Fund is especially susceptible to risks associated with the introduction of the Euro because it invests principally in European companies, many of which are located in European Monetary Union countries. The Euro and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.


Foreign Currency Transactions. The Funds may enter into forward foreign currency exchange contracts, primarily to reduce the risks of adverse changes in foreign exchange rates. In addition, the Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency.

Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

The New Asia, Europe Growth, Select World and Emerging Markets Funds may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's portfolio manager. The Funds may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. Each Fund will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

Convertible Securities

Each Fund may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Derivatives

Each Fund may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed.

Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements. The Funds may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. Each Fund may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

Equity-Linked Securities


The Funds may invest up to 15% of their assets in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that a Fund invests in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities. See "Foreign Securities" above. In addition, an investing Fund bears the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities may be considered illiquid and thus subject to the Funds' restrictions on investments in illiquid securities.

Credit Ratings and Unrated Securities

The Funds may invest in securities based on their credit ratings assigned by rating agencies such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"). Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO Advisors and the Sub-Advisers do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

High Yield Securities


Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "high yield securities" or "junk bonds." The Funds may invest in these securities. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk. These securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. They may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments and may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

Short Sales

Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. A Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Those Funds whose investment objectives do not include the earning of income will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings

Each Fund may enter into reverse repurchase agreements, subject to the Fund's limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.

Illiquid Securities

Each Fund may invest in securities that are illiquid so long as not more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in Other Investment Companies

The New Asia, Europe Growth, Select World and Emerging Markets Funds may each invest up to [10%] of their assets in securities of other investment companies, such as closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. The Healthcare Innovation, Internet Innovation, Small-Cap Technology, Telecom Innovation and Electronics Innovation Funds may invest up to 5% of their assets in such securities. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Changes in Investment Objectives and Policies

The investment objective of each Fund described in this Prospectus may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. If there is a change in a Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New Funds

In addition to the risks described under "Summary of Principal Risks" above and in this section, the Funds are newly formed and therefore have no history upon which investors can evaluate their likely performance. Also, it is possible that a Fund may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Fund's size, may have a disproportionate impact on the Fund's performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

PIMCO Funds:
Multi-Manager Series

INVESTMENT ADVISER AND ADMINISTRATOR
PIMCO Advisors L.P., 800 Newport Center Drive, Newport Beach, CA 92660

CUSTODIAN
State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

TRANSFER AGENT
National Financial Data Services, 330 W. 9th Street, 4th Floor,
Kansas City, MO 64105

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL
Ropes & Gray, One International Place, Boston, MA 02110

The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-927-4648 or PIMCO Infolink Audio Response Network at 1-800-987-4626, or by writing to:

PIMCO Funds: Multi-Manager
Series 840 Newport Center Drive
Suite 300 Newport Beach, CA
92660

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161

File No. 811-6161

[LOGO OF PIMCO FUNDS]

PIMCO Funds
Multi-Manager Series

840 Newport Center Drive
Suite 300
Newport Beach, CA 92660

PY001.04/00

PIMCO Funds Prospectus


PIMCO Funds:
Multi-Manager Series

[            ],  2000

Share Classes A, B and C

This Prospectus describes 9 mutual funds offered by PIMCO Funds: Multi-Manager Series. The Funds provide access to the professional investment advisory services offered by PIMCO Advisors L.P. and its investment management affiliates. As of _____________, 2000, PIMCO Advisors and its affiliates managed approximately $____ billion, including assets for ___ of the ___ largest U.S. corporations.

The Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

Summary Information                                                        [ ]
Fund Summaries
     Healthcare Innovation Fund
     Internet Innovation Fund                                              [ ]
     Small-Cap Technology Fund                                             [ ]
     Telecom Innovation Fund                                               [ ]
     Electronics Innovation Fund                                           [ ]
     New Asia Fund                                                         [ ]
     Europe Growth Fund                                                    [ ]
     Select World Fund                                                     [ ]
     Emerging Markets Fund                                                 [ ]
How Fund Shares Are Priced                                                 [ ]
How to Buy and Sell Shares                                                 [ ]
Fund Distributions                                                         [ ]
Tax Consequences                                                           [ ]
Characteristics and Risks of Securities and Investment Techniques          [ ]

Summary Information

   The table below lists the investment objectives and compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5.

----------------------------------------------------------------------------------------------------------------------------
                                                                                      Approximate   Approximate
                  PIMCO          Investment             Main                          Number of     Capitalization
                  Fund           Objective              Investments                   Holdings      Range
----------------------------------------------------------------------------------------------------------------------------
   Sector-Related Healthcare     Capital appreciation   Common stocks of                  30-60     More than $200 million
   Stock Funds    Innovation                            healthcare-related companies
                                                        with market capitalizations
                                                        of more than $200 million
----------------------------------------------------------------------------------------------------------------------------
                  Internet       Capital appreciation   Common stocks of Internet and     20-60     More than $200 million
                  Innovation                            Internet-related companies
                                                        with market capitalizations
                                                        of more than $200 million
----------------------------------------------------------------------------------------------------------------------------
                  Small-Cap      Capital appreciation   Common stocks of                  30-60     Between $100 million
                  Technology                            technology-related companies                and $2 billion
                                                        with market capitalizations
                                                        of between $100 million and
                                                        $2 billion
----------------------------------------------------------------------------------------------------------------------------
                  Telecom        Capital appreciation   Common stocks of                  20-60     More than $200 million
                  Innovation                            telecommunications-related
                                                        companies with market
                                                        capitalizations of more than
                                                        $200 million
----------------------------------------------------------------------------------------------------------------------------
                  Electronics    Capital appreciation   Common stocks of companies in     20-60     More than $200 million
                  Innovation                            the electronics industry with
                                                        market capitalizations of
                                                        more than $200 million
----------------------------------------------------------------------------------------------------------------------------
   International  PIMCO/Allianz  Capital appreciation   Common stocks of companies        60-80     More than $200 million
   Stock Funds    New Asia                              located in Asia (excluding
                                                        Japan) with market
                                                        capitalizations of more than
                                                        $200 million
----------------------------------------------------------------------------------------------------------------------------
                  PIMCO/Allianz  Capital appreciation   Common stocks of European         60-80     More than $1 billion
                  Europe Growth                         companies with market
                                                        capitalizations of more than
                                                        $1 billion
----------------------------------------------------------------------------------------------------------------------------
                  PIMCO/Allianz  Capital appreciation   Common stocks of companies        30-60     More than $1 billion
                  Select World                          located both within and
                                                        outside of the United States
                                                        with market capitalizations
                                                        of more than $1 billion
----------------------------------------------------------------------------------------------------------------------------
                  PIMCO/Allianz  Capital appreciation   Common stocks of companies        60-80     More than $200 million
                  Emerging                              located in emerging market
                  Markets                               countries within Europe,
                                                        Asia, Latin America and
                                                        Africa with market
                                                        capitalizations of more
                                                        than $200 million
----------------------------------------------------------------------------------------------------------------------------

Summary Information (continued)

Fund Descriptions,
Performance and
Fees

The Funds provide a broad range of investment choices. The following Fund Summaries identify each Fund's investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries.

It is possible to lose money on investments in the Funds. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

PIMCO Healthcare Innovation Fund


Principal Investments     Investment Objective           Fund Focus                       Approximate Capitalization
and Strategies            Seeks capital appreciation     Common stocks of                 Range
                                                         healthcare-related companies     More than $200 million

                                                                                          Dividend Frequency
                                                                                          At least annually
                         Fund Category                   Approximate Number of Holdings
                         Sector-Related Stocks           30-60

         The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies principally engaged in the design, manufacture or sale of new, creative or different, or "innovative," products or services used for or in connection with healthcare or medicine. These companies may (but are not required to) include, for example, pharmaceutical companies, companies involved in biotechnology, medical diagnostic, biochemical or other healthcare research and development, companies involved in the operation of healthcare facilities, and other companies involved in the design, manufacture or sale of healthcare-related products or services such as medical, dental and optical products, hardware or services. Except as indicated above, the Fund is not required to invest exclusively in a particular business sector or industry.

         The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify health care-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

         Although the Fund invests principally in common stocks, the Fund may also invest in other types of equity securities, including preferred stocks and convertible securities. The Fund may invest to a significant degree in the securities of smaller-capitalization companies and in securities issued in initial public offerings ("IPOs"). The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts.

         In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks   Among the principal risks of investing in the Fund, which
                  could adversely affect its net asset value, yield and total return, are:


                  . Market Risk                    . IPO Risk                       . Leveraging Risk
                  . Issuer Risk                    . Liquidity Risk                 . Credit Risk
                  . Healthcare Related Risk        . Foreign Investment Risk        . Management Risk
                  . Growth Securities Risk         . Currency Risk
                  . Smaller Company Risk           . Focused Investment Risk

                  Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance          The Fund recently commenced operations and does not yet
Information          have a full calendar year of performance.  Thus, no bar
                     chart or Average Annual Total Returns table is included for the Fund.

Fees and Expenses
of the Fund
                     These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:


                     Shareholder Fees (fees paid directly from your investment)

                                  Maximum Sales Charge (Load) Imposed                Maximum Contingent Deferred Sales Charge (Load)
                                  on Purchases (as a percentage of offering price)   (as a percentage of original purchase price)
                     ---------------------------------------------------------------------------------------------------------------
                      Class A     5.50%                                              1%(1)
                     ---------------------------------------------------------------------------------------------------------------
                      Class B     None                                               5%(2)
                     ---------------------------------------------------------------------------------------------------------------
                      Class C     None                                               1%(3)

                     (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
                     (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
                     (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

                     Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                            Distribution                 Total Annual
                                  Advisory  and/or Service  Other        Fund Operating
                     Share Class  Fees      (12b-1) Fees(1) Expenses(2)  Expenses         Fee Waiver(3) Net Expenses(3)
                     ---------------------------------------------------------------------------------------------------
                      Class A     0.70%     0.25%           [0.54]       [1.49%]          [0.04%]       1.45%
                     ---------------------------------------------------------------------------------------------------
                      Class B     0.70      1.00            [0.54]       [2.24]           [0.04   ]     2.20
                     ---------------------------------------------------------------------------------------------------
                      Class C     0.70      1.00            [0.54]       [2.24]           [0.04   ]     2.20

                     (1) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
                     (2) Other Expenses reflects a 0.50% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").
                     (3) Net Expenses reflects the effects of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

                     Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(1)


--------------------------------------------------------------------------------
          Example: Assuming you redeem your   Example: Assuming you do not
          shares at the end of each period    redeem your shares

--------------------------------------------------------------------------------
          Year1    Year 3   Year 5   Year 10  Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class A   $  689   $  983   $1,299   $2,190   $  689   $  983   $1,299   $2,190
--------------------------------------------------------------------------------
Class B   $  723   $  988   $1,380   $2,249   $  223   $  688   $1,180   $2,249
--------------------------------------------------------------------------------
Class C   $  323   $  688   $1,180   $2,534   $  223   $  688   $1,180   $2,534
--------------------------------------------------------------------------------

(1)    The Examples are based on the Net Expenses shown in the preceding table.

PIMCO Internet Innovation Fund


Principal Investments       Investment Objective             Fund Focus                       Approximate Capitalization
and Strategies              Seeks capital appreciation       Common stocks of                 Range
                                                             Internet-related companies       More than $200 million

                                                                                              Dividend Frequency
                                                                                              At least annually
                           Fund Category                     Approximate Number of Holdings
                           Sector-Related Stocks             20-60

       The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies that derive at least 50% of their revenues, expenses or profits from the research, design, development, manufacturing or distribution of new, creative or different, or "innovative," products, processes or services for use with Internet- or Internet-related businesses. Some examples of these companies may (but are not required to) include, for example, providers of broad-band Internet access, web site content, Internet software and electronic commerce. Except as indicated above, the Fund is not required to invest exclusively in a particular business sector or industry.

       The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify Internet-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

       Although the Fund invests principally in common stocks, the Fund may also invest in other types of equity securities, including preferred stocks and convertible securities. The Fund may invest to a significant degree in the securities of smaller-capitalization companies and in securities issued in initial public offerings ("IPOs"). The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts.

       In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks   Among the principal risks of investing in the Fund, which
                  could adversely affect its net asset value, yield and total return, are:

                  . Market Risk               . IPO Risk                   . Leveraging Risk
                  . Issuer Risk               . Liquidity Risk             . Credit Risk
                  . Internet Related Risk     . Foreign Investment Risk    . Management Risk
                  . Growth Securities Risk    . Currency Risk
                  . Smaller Company Risk      . Focused Investment Risk

                  Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance      The Fund recently commenced operations and does not yet have a
Information      full calendar year of performance. Thus, no bar chart or
                 Average Annual Total Returns table is included for the Fund.

Fees and Expenses
of the Fund

                     These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

                     Shareholder Fees (fees paid directly from your investment)

                                  Maximum Sales Charge (Load) Imposed        Maximum Contingent Deferred Sales (Load)
                                  Charge on Purchases (as a percentage of    (as a percentage of original purchase price)
                                  offering price)
                     -------------------------------------------------------------------------------------------------------
                      Class A     5.50%                                      1%(1)
                     -------------------------------------------------------------------------------------------------------
                      Class B     None                                       5%(2)
                     -------------------------------------------------------------------------------------------------------
                      Class C     None                                       1%(3)

                     (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
                     (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
                     (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

                     Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                            Distribution                 Total Annual
                                 Advisory   and/or Service   Other        Fund Operating
                     Share Class Fees       (12b-1) Fees(1)  Expenses(2)  Expenses        Fee Waiver(3)  Net Expenses(3)
                     ---------------------------------------------------------------------------------------------------
                      Class A    0.80%       0.25%           [0.54%]      [1.59%]         [0.04%]       1.55%
                     ---------------------------------------------------------------------------------------------------
                      Class B    0.80        1.00            [0.54]       [2.34]          [0.04]        2.30
                     ---------------------------------------------------------------------------------------------------
                      Class C    0.80        1.00            [0.54]       [2.34]          [0.04]        2.30

                     (1) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
                     (2) Other Expenses reflects a 0.50% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").
                     (3) Net Expenses reflects the effects of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

                     Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(1)

--------------------------------------------------------------------------------------------
            Example: Assuming you redeem your       Example: Assuming you do not redeem your
            shares at the end of each period        shares
--------------------------------------------------------------------------------------------
            Year 1    Year 3    Year 5    Year 10   Year 1    Year 3    Year 5    Year 10

--------------------------------------------------------------------------------------------
Class A     $  699    $1,013    $1,348    $2,294    $  699    $1,013    $1,348    $2,294
--------------------------------------------------------------------------------------------
Class B     $  733    $1,018    $1,430    $2,353    $  233    $  718    $1,230    $2,353
--------------------------------------------------------------------------------------------
Class C     $  333    $  718    $1,230    $2,636    $  233    $  718    $1,230    $2,636

--------------------------------------------------------------------------------------------

(1)    The Examples are based on the Net Expenses shown in the preceding table.

PIMCO Small-Cap Technology Fund


Principal Investments       Investment Objective             Fund Focus                       Approximate Capitalization
and Strategies              Seeks capital appreciation       Common stocks of                 Range
                                                             technology-related companies     Between $100 million and $2
                                                             with smaller market              billion
                                                             capitalizations
                                                                                              Dividend Frequency
                                                                                              At least annually
                           Fund Category                     Approximate Number of Holdings
                           Sector-Related Stocks             30-60


       The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of technology and technology-related companies with market capitalizations of between $100 million and $2 billion at the time of investment. The Fund identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies), and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale and/or service of technological products. Except as indicated above, the Fund is not required to invest exclusively in a particular business sector or industry.


       The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

       Although the Fund invests principally in common stocks, the Fund may also invest to a significant degree in the securities of smaller-capitalization companies and in other types of equity securities, including preferred stocks and convertible securities. The Fund may invest in securities issued in initial public offerings ("IPOs"). The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts.

       In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks      Among the principal risks of investing in the Fund, which
                     could adversely affect its net asset value, yield and total return, are:

                     . Market Risk                 . IPO Risk                    . Leveraging Risk
                     . Issuer Risk                 . Liquidity Risk              . Credit Risk
                     . Technology Related Risk     . Foreign Investment Risk     . Management Risk
                     . Growth Securities Risk      . Currency Risk
                     . Smaller Company Risk        . Focused Investment Risk

                     Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance          The Fund recently commenced operations and does not yet
Information          have a full calendar year of performance. Thus, no bar
                     chart or Average Annual Total Returns table is included for the Fund.

Fees and Expenses
of the Fund
                     These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

                     Shareholder Fees (fees paid directly from your investment)

                                                                                     Maximum Contingent Deferred Sales Charge
                                  Maximum Sales Charge (Load) Imposed                (Load)/b/
                                  on Purchases (as a percentage of offering price)   (as a percentage of original purchase price)
                     ---------------------------------------------------------------------------------------------------------------

                      Class A     5.50%                                              1%(1)
                     ---------------------------------------------------------------------------------------------------------------

                      Class B     None                                               5%(2)
                     ---------------------------------------------------------------------------------------------------------------

                      Class C     None                                               1%(3)

                     (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
                     (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
                     (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

                     Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


                                            Distribution                  Total Annual
                                 Advisory   and/or Service   Other        Fund Operating
                     Share Class Fees       (12b-1) Fees(1)  Expenses(2)  Expenses        Fee Waiver(3)  Net Expenses(3)
                     -----------------------------------------------------------------------------------------------------
                      Class A    0.80%      0.25%            [0.54%]      [1.59%]         [0.04%]        1.55%
                     -----------------------------------------------------------------------------------------------------
                      Class B    0.80       1.00             [0.54]       [2.34]          [0.04]         2.30
                     -----------------------------------------------------------------------------------------------------
                      Class C    0.80       1.00             [0.54]       [2.34]          [0.04]         2.30

                     (1) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
                     (2) Other Expenses reflects a 0.50% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").
                     (3) Net Expenses reflects the effects of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

                     Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(1)

-----------------------------------------------------------------------------------------------------------------
             Example: Assuming you redeem your shares at         Example: Assuming you do not redeem your shares
             the end of each period
-----------------------------------------------------------------------------------------------------------------
             Year 1       Year 3       Year 5       Year 10      Year 1       Year 3       Year 5       Year 10
-----------------------------------------------------------------------------------------------------------------
Class A      $  699       $1,013       $1,348       $2,294       $  699       $1,013       $1,348       $2,294
-----------------------------------------------------------------------------------------------------------------
Class B      $  733       $1,018       $1,430       $2,353       $  233       $  718       $1,230       $2,353
-----------------------------------------------------------------------------------------------------------------
Class C      $  333       $  718       $1,230       $2,636       $  233       $  718       $1,230       $2,636
-----------------------------------------------------------------------------------------------------------------

(1)    The Examples are based on the Net Expenses shown in the preceding table.

PIMCO Telecom Innovation Fund



Principal Investments       Investment Objective             Fund Focus                       Approximate Capitalization
and Strategies              Seeks capital appreciation       Common stocks of                 Range
                                                             telecommunications-related       More than $200 million
                                                             companies
                                                                                              Dividend Frequency
                                                                                              At least annually
                           Fund Category                     Approximate Number of Holdings
                           Sector-Related Stocks             20-60


       The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies principally engaged in the development, manufacture or sale of new, creative or different, or "innovative," communications services or communications equipment. These companies may (but are not required to) include, for example, companies that provide traditional local and long-distance telephone service or equipment, companies that provide cellular, paging, local and wide area product networks or equipment, companies that provide satellite, microwave and cable television or equipment, and companies involved in new technologies such as fiber optics, semiconductors and data transmission. Except as indicated above, the Fund is not required to invest exclusively in a particular business sector or industry.

       The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify telecommunications-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.


       Although the Fund invests principally in common stocks, the Fund may also invest in other types of equity securities, including preferred stocks and convertible securities. The Fund may invest to a significant degree in the securities of smaller-capitalization companies and in securities issued in initial public offerings ("IPOs"). The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts.

       In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks   Among the principal risks of investing in the Fund, which
                  could adversely affect its net asset value, yield and total return, are:

              . Market Risk                    . IPO Risk                       . Leveraging Risk
              . Issuer Risk                    . Liquidity Risk                 . Credit Risk
              . Telecommunications Related     . Foreign Investment Risk        . Management Risk
                Risk
              . Growth Securities Risk         . Currency Risk
              . Smaller Company Risk           . Focused Investment Risk

                     Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance          The Fund recently commenced operations and does not yet
Information          have a  full calendar year of performance. Thus, no bar
                     chart or Average Annual Total Returns table is included for the Fund.


Fees and Expenses
of the Fund
                     These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

                     Shareholder Fees (fees paid directly from your investment)

                                 Maximum Sales Charge (Load) Imposed               Maximum Contingent Deferred Sales Charge (Load)
                                 on Purchases (as a percentage of offering price)  (as a percentage of original purchase price)
                     ---------------------------------------------------------------------------------------------------------------

                      Class A    5.50%                                             1%(1)
                     ---------------------------------------------------------------------------------------------------------------

                      Class B    None                                              5%(2)
                     ---------------------------------------------------------------------------------------------------------------

                      Class C    None                                              1%(3)

                     (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
                     (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
                     (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

                     Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                             Distribution                 Total Annual
                                  Advisory   and/or Service  Other        Fund Operating
                     Share Class  Fees       (12b-1) Fees(1) Expenses(2)  Expenses        Fee Waiver(3)  Net Expenses(3)
                     ---------------------------------------------------------------------------------------------------
                      Class A     0.70%      0.25%           [0.54%]      [1.49%]         [0.04%]        1.45%
                     ---------------------------------------------------------------------------------------------------
                      Class B      0.70      1.00            [0.54]       [2.24]          [0.04]         2.20
                     ---------------------------------------------------------------------------------------------------
                      Class C      0.70      1.00            [0.54]       [2.24]          [0.04]         2.20

                     (1) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
                     (2) Other Expenses reflects a 0.50% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").
                     (3) Net Expenses reflects the effects of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

                     Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(1)

----------------------------------------------------------------------------------------------------------------------
           Example: Assuming you redeem your shares at             Example: Assuming you do not redeem your shares
           the end of each period
----------------------------------------------------------------------------------------------------------------------
           Year 1        Year 3        Year 5        Year 10       Year 1        Year 3        Year 5        Year 10
----------------------------------------------------------------------------------------------------------------------
Class A    $  689        $  983        $1,299        $2,190        $  689        $  983        $1,299        $2,190
----------------------------------------------------------------------------------------------------------------------
Class B    $  723        $  988        $1,380        $2,249        $  223        $  688        $1,180        $2,249
----------------------------------------------------------------------------------------------------------------------
Class C    $  323        $  688        $1,180        $2,534        $  223        $  688        $1,180        $2,534
----------------------------------------------------------------------------------------------------------------------

(1)    The Examples are based on the Net Expenses shown in the preceding table.

PIMCO Electronics Innovation Fund



Principal Investments       Investment Objective             Fund Focus                       Approximate Capitalization
and Strategies              Seeks capital appreciation       Common stocks of companies in    Range
                                                             the electronics industry         More than $200 million

                                                                                              Dividend Frequency
                                                                                              At least annually
                          Fund Category                      Approximate Number of Holdings
                          Sector-Related Stocks              20-60



       The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies principally engaged in the development, manufacture or sale of new, creative or different, or "innovative," electronics products and services. These companies may (but are not required to) include, for example, companies engaged in the development, manufacture, sale or service of electronic components, equipment vendors to electronics manufacturers, electronic component distributors, electronic instruments and systems vendors, and companies that provide electronics-related services. Except as indicated above, the Fund is not required to invest exclusively in a particular business sector or industry.

       The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify electronics-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.


       Although the Fund invests principally in common stocks, the Fund may also invest in other types of equity securities, including preferred stocks and convertible securities. The Fund may invest to a significant degree in the securities of smaller-capitalization companies and in securities issued in initial public offerings ("IPOs"). The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts.

       In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks   Among the principal risks of investing in the Fund, which
                  could adversely affect its net asset value, yield and total return, are:


              . Market Risk                 . IPO Risk                    . Credit Risk
              . Issuer Risk                 . Liquidity Risk              . Focused Investment Risk
              . Electronics Related Risk    . Foreign Investment Risk     . Management Risk
              . Growth Securities Risk      . Currency Risk
              . Smaller Company Risk        . Leveraging Risk

                     Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance          The Fund recently commenced operations and does not yet
Information          have a full calendar year of performance. Thus, no bar
                     chart or Average Annual Total Returns table is included for the Fund.


Fees and Expenses
of the Fund
                     These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

                     Shareholder Fees (fees paid directly from your investment)

                                 Maximum Sales Charge (Load) Imposed               Maximum Contingent Deferred Sales Charge (Load)
                                 on Purchases (as a percentage of offering price)  (as a percentage of original purchase price)
                     ---------------------------------------------------------------------------------------------------------------

                      Class A    5.50%                                             1%(1)
                     ---------------------------------------------------------------------------------------------------------------

                      Class B    None                                              5%(2)
                     ---------------------------------------------------------------------------------------------------------------

                      Class C    None                                              1%(3)

                     (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
                     (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
                     (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

                     Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                              Distribution                    Total Annual
                                   Advisory   and/or Service    Other         Fund Operating
                     Share Class   Fees       (12b-1) Fees(1)   Expenses(2)   Expenses         Fee Waiver(3)   Net Expenses(3)
                     ------------------------------------------------------------------------------------------------------------
                      Class A      0.80%      0.25%             [0.54%]       [1.59%]          [0.04%]         1.55%
                     ------------------------------------------------------------------------------------------------------------
                      Class B      0.80       1.00              [0.54]        [2.34]           [0.04]          2.30
                     ------------------------------------------------------------------------------------------------------------
                      Class C      0.80       1.00              [0.54]        [2.34]           [0.04]          2.30

                     (1) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
                     (2) Other Expenses reflects a 0.50% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").
                     (3) Net Expenses reflects the effects of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

                     Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(1)

------------------------------------------------------------------------------------------------------
             Example: Assuming you redeem your shares at    Example: Assuming you do not redeem your
             the end of each period                         shares

------------------------------------------------------------------------------------------------------
             Year 1     Year 3     Year 5     Year 10       Year 1     Year 3     Year 5     Year 10
------------------------------------------------------------------------------------------------------
Class A      $  699     $1,013     $1,348     $2,294        $  699     $1,013     $1,348     $2,294
------------------------------------------------------------------------------------------------------
Class B      $  733     $1,018     $1,430     $2,353        $  233     $  718     $1,230     $2,353
------------------------------------------------------------------------------------------------------
Class C      $  333     $  718     $1,230     $2,636        $  233     $  718     $1,230     $2,636
------------------------------------------------------------------------------------------------------

(1)    The Examples are based on the Net Expenses shown in the preceding table.

PIMCO/Allianz New Asia Fund



Principal Investments       Investment Objective             Fund Focus                       Approximate Capitalization
and Strategies              Seeks capital appreciation       Common stocks of non-U.S.        Range
                                                             issuers                          More than $200 million

                                                                                              Dividend Frequency
                                                                                              At least annually
                           Fund Category                     Approximate Number of Holdings
                           International Stocks              60-80


       The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in an international portfolio of common stocks and other equity securities of companies located in Asia. The Fund will primarily invest in securities of companies located in the Far East, including Australia, China, Hong Kong, Indonesia, India, Malaysia, New Zealand, the Philippines, Singapore, South Korea, Taiwan and Thailand but excluding Japan, although the Fund will not necessarily be invested in all of these countries at any time. The Fund may also invest in securities of foreign issuers traded on U.S. securities markets, but will normally not invest in U.S. issuers. However, the Fund has no other limits on geographic asset distribution and may invest in any foreign securities market in the world. The Fund invests most of its assets in foreign securities which trade in currencies other than the U.S. dollar and may invest directly in foreign currencies.


       The portfolio manager selects securities for the Fund using a research-driven "bottom-up" approach that seeks to identify companies with above-average long-term growth prospects and attractive valuations and that possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. In selecting stocks, the portfolio manager analyzes a broad range of company fundamentals, such as long-term growth prospects, price-to-earnings ratios and other valuation measures, dividend and profit growth, balance sheet strength and return on assets. A stock's liquidity and volatility are also considered. The portfolio manager sells stocks in order to adjust or rebalance the Fund's portfolio and to replace companies with weakening fundamentals.


       The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts), primarily for portfolio management and hedging purposes. The Fund may to a limited degree invest in equity securities other than common stocks (such as equity-linked securities, preferred stocks and convertible securities) and may invest up to 10% of its assets in other investment companies. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in foreign and domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.


Principal Risks   Among the principal risks of investing in the Fund, which
                  could adversely affect its net asset value, yield and total return, are:


              . Foreign Investment Risk     . Value Securities Risk       . Focused Investment Risk
              . Emerging Markets Risk       . Growth Securities Risk      . Leveraging Risk
              . Currency Risk               . Smaller Company Risk        . Credit Risk
              . Market Risk                 . Liquidity Risk              . Management Risk
              . Issuer Risk                 . Derivatives Risk

              Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance          The Fund recently commenced operations and does not yet
Information          have a full calendar year of performance.  Thus, no bar
                     chart or Average Annual Total Returns table is included for the Fund.

Fees and Expenses
of the Fund
                     These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

                     Shareholder Fees (fees paid directly from your investment)

                                                                                     Maximum Contingent Deferred Sales Charge
                                 Maximum Sales Charge (Load) Imposed                 (Load) (as a percentage of original purchase
                                 on Purchases (as a percentage of offering price)    price)
                     ---------------------------------------------------------------------------------------------------------------

                      Class A    5.50%                                               1%(1)
                     ---------------------------------------------------------------------------------------------------------------

                      Class B    None                                                5%(2)
                     ---------------------------------------------------------------------------------------------------------------

                      Class C    None                                                1%(3)

                     (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
                     (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
                     (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

                     Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                              Distribution                    Total Annual
                                   Advisory   and/or Service    Other         Fund Operating
                     Share Class   Fees       (12b-1) Fees(1)   Expenses(2)   Expenses         Fee Waiver(3)    Net Expenses(3)
                     --------------------------------------------------------------------------------------------------------------
                      Class A      1.00%      0.25%             [0.74%]       [1.99%]          [0.04%]          1.95%
                     --------------------------------------------------------------------------------------------------------------
                      Class B      1.00       1.00              [0.74]        [2.74]           [0.04]           2.70
                     --------------------------------------------------------------------------------------------------------------
                      Class C      1.00       1.00              [0.74]        [2.74]           [0.04]           2.70

                     (1) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
                     (2) Other Expenses reflects a 0.70% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").
                     (3) Net Expenses reflects the effects of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

                     Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(1)

---------------------------------------------------------------------------------------------------------------
              Example: Assuming you redeem your shares at    Example: Assuming you do not redeem your shares
              the end of each period

---------------------------------------------------------------------------------------------------------------
              Year 1     Year 3     Year 5     Year 10       Year 1     Year 3     Year 5     Year 10
---------------------------------------------------------------------------------------------------------------
Class A       $  737     $1,129     $1,544     $2,700        $  737     $1,129     $1,544     $2,700
---------------------------------------------------------------------------------------------------------------
Class B       $  773     $1,138     $1,630     $2,759        $  273     $  838     $1,430     $2,759
---------------------------------------------------------------------------------------------------------------
Class C       $  373     $  838     $1,430     $3,032        $  273     $  838     $1,430     $3,032
---------------------------------------------------------------------------------------------------------------

(1)    The Examples are based on the Net Expenses shown in the preceding table.

PIMCO/Allianz Europe Growth Fund


Principal Investments       Investment Objective             Fund Focus                       Approximate Capitalization
and Strategies              Seeks capital appreciation       Common stocks of non-U.S.        Range
                                                             issuers                          More than $1 billion

                                                                                              Dividend Frequency
                                                                                              At least annually
                           Fund Category                     Approximate Number of Holdings
                           International Stocks              60-80


       The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in an international portfolio of common stocks and other equity securities of European companies with medium and large market capitalizations. The Fund may also invest in securities of foreign issuers traded on U.S. securities markets, but will normally not invest in U.S. issuers. However, the Fund has no other limits on geographic asset distribution and may invest in any foreign securities market in the world. The Fund invests most of its assets in foreign securities which trade in currencies other than the U.S. dollar (e.g., the euro) and may invest directly in foreign currencies.


       The portfolio manager selects securities for the Fund using a research-driven "bottom-up" approach that seeks to identify companies with above-average long-term growth prospects and attractive valuations and that possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. In selecting stocks, the portfolio manager analyzes a broad range of company fundamentals, such as long-term growth prospects, price-to-earnings ratios and other valuation measures, dividend and profit growth, balance sheet strength and return on assets. A stock's liquidity and volatility are also considered. The portfolio manager sells stocks in order to adjust or rebalance the Fund's portfolio and to replace companies with weakening fundamentals.


       The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts), primarily for portfolio management and hedging purposes. The Fund may to a limited degree invest in equity securities other than common stocks (such as equity-linked securities, preferred stocks and convertible securities) and may invest up to 10% of its assets in other investment companies. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in foreign and domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.


Principal Risks      Among the principal risks of investing in the Fund, which
                     could adversely affect its net asset value, yield and total return, are:


                     . Foreign Investment Risk        . Growth Securities Risk         . Focused Investment Risk
                     . Currency Risk                  . Smaller Company Risk           . Leveraging Risk
                     . Market Risk                    . Liquidity Risk                 . Credit Risk
                     . Issuer Risk                    . Derivatives Risk               . Management Risk
                     . Value Securities Risk

                     Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance          The Fund recently commenced operations and does not yet
Information          have a full calendar year of performance.  Thus, no bar
                     chart or Average Annual Total Returns table is included for the Fund.

Fees and Expenses
of the Fund
                     These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

                     Shareholder Fees (fees paid directly from your investment)

                                     Maximum Sales Charge (Load) Imposed
                                     on Purchases (as a percentage of        Maximum Contingent Deferred Sales Charge (Load)
                                     offering price)                         (as a percentage of original purchase price)
                     -----------------------------------------------------------------------------------------------------------
                      Class A        5.50%                                   1%(1)
                     -----------------------------------------------------------------------------------------------------------
                      Class B        None                                    5%(2)
                     -----------------------------------------------------------------------------------------------------------
                      Class C        None                                    1%(3)

                     (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
                     (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
                     (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

                     Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                Distribution                   Total Annual
                                    Advisory    and/or Service   Other         Fund Operating
                     Share Class    Fees        (12b-1) Fees(1)  Expenses(2)   Expenses          Fee Waiver(3)   Net Expenses(3)
                     --------------------------------------------------------------------------------------------------------------
                      Class A       0.75%       0.25%            [0.74%]       [1.74%]           [0.04%]         1.70%
                     --------------------------------------------------------------------------------------------------------------
                      Class B       0.75        1.00             [0.74]        [2.49]            [0.04]          2.45
                     --------------------------------------------------------------------------------------------------------------
                      Class C       0.75        1.00             [0.74]        [2.49]            [0.04]          2.45

                     (1) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
                     (2) Other Expenses reflects a 0.70% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").
                     (3) Net Expenses reflects the effects of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

                     Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(1)

-----------------------------------------------------------------------------------------------------------------------
                 Example: Assuming you redeem your shares at         Example: Assuming you do not redeem your shares
                 the end of each period

-----------------------------------------------------------------------------------------------------------------------
                 Year 1       Year 3       Year 5       Year 10      Year 1       Year 3       Year 5       Year 10
-----------------------------------------------------------------------------------------------------------------------
Class A          $  713       $1,056       $1,422       $2,448       $  713       $1,056       $1,422       $2,448
-----------------------------------------------------------------------------------------------------------------------
Class B          $  748       $1,064       $1,506       $2,507       $  248       $  764       $1,306       $2,507
-----------------------------------------------------------------------------------------------------------------------
Class C          $  348       $  764       $1,306       $2,786       $  248       $  764       $1,306       $2,786
-----------------------------------------------------------------------------------------------------------------------

(1)    The Examples are based on the Net Expenses shown in the preceding table.

PIMCO/Allianz Select World Fund



Principal Investments       Investment Objective             Fund Focus                       Approximate Capitalization
and Strategies              Seeks capital appreciation       Common stocks of U.S. and        Range
                                                             non-U.S. issuers                 More than $1 billion

                                                                                              Dividend Frequency
                                                                                              At least annually
                           Fund Category                     Approximate Number of Holdings
                           International Stocks              30-60


       The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in an international portfolio of common stocks and other equity securities of companies located throughout the world. Although the Fund normally invests in issuers from at least five different countries, including the United States, it may at times invest in fewer than five countries, or even a single country. The Fund typically invests in approximately 30 to 60 stocks. Although the Fund invests primarily in developed market countries, it may also invest in developing, or "emerging," markets. The Fund has no other limits on geographic asset distribution and may invest in any foreign securities market in the world. The Fund invests most of its assets in foreign securities which trade in currencies other than the U.S. dollar and may invest directly in foreign currencies


       The portfolio manager selects securities for the Fund using a research-driven "bottom-up" approach that seeks to utilize the Sub-Adviser's global research capabilities to identify companies with above-average long-term growth prospects and attractive valuations and that possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The portfolio manager seeks to select those stocks with the best long-term performance expectations, using a broad range of company fundamentals, such as long-term growth prospects, price-to-earnings ratios and other valuation measures, dividend and profit growth, balance sheet strength and return on assets. The portfolio managers sell stocks in order to adjust or rebalance the Fund's portfolio and to replace companies with weakening fundamentals.


       The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts), primarily for portfolio management and hedging purposes. The Fund may to a limited degree invest in equity securities other than common stocks (such as equity-linked securities, preferred stocks and convertible securities) and may invest up to 10% of its assets in other investment companies. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in foreign and domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.


Principal Risks      Among the principal risks of investing in the Fund, which
                     could adversely affect its net asset value, yield and total return, are:



                          . Foreign Investment Risk     . Value Securities Risk       . Focused Investment Risk
                          . Emerging Market Risk        . Growth Securities Risk      . Leveraging Risk
                          . Currency Risk               . Smaller Company Risk        . Credit Risk
                          . Market Risk                 . Liquidity Risk              . Management Risk
                          . Issuer Risk                 . Derivatives Risk

                     Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance          The Fund recently commenced operations and does not yet
Information          have a full calendar year of performance. Thus, no bar
                     chart or Average Annual Total Returns table is included for the Fund.

Fees and Expenses
of the Fund
                     These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

                     Shareholder Fees (fees paid directly from your investment)

                                     Maximum Sales Charge (Load) Imposed        Maximum Contingent Deferred Sales Charge (Load)
                                     on Purchases (as a percentage of           (as a percentage of original purchase price)
                                     offering price)
                     ---------------------------------------------------------------------------------------------------------------

                      Class A        5.50%                                      1%(1)
                     ---------------------------------------------------------------------------------------------------------------

                      Class B        None                                       5%(2)
                     ---------------------------------------------------------------------------------------------------------------

                      Class C        None                                       1%(3)

                     (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
                     (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
                     (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

                     Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                               Distribution                    Total Annual
                                    Advisory   and/or Service    Other         Fund Operating
                     Share Class    Fees       (12b-1) Fees(1)   Expenses(2)   Expenses          Fee Waiver(3)   Net Expenses(3)
                     ---------------------------------------------------------------------------------------------------------------

                      Class A       0.75%      0.25%             [0.74%]       [1.74%]           [0.04%]         1.70%
                     ---------------------------------------------------------------------------------------------------------------

                      Class B       0.75       1.00              [0.74]        [2.49]            [0.04]          2.45
                     ---------------------------------------------------------------------------------------------------------------

                      Class C       0.75       1.00              [0.74]        [2.49]            [0.04]          2.45

                     (1) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
                     (2) Other Expenses reflects a 0.70% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").
                     (3) Net Expenses reflects the effects of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

                     Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(1)

----------------------------------------------------------------------------------------------------------------------
                 Example: Assuming you redeem your                   Example: Assuming you do not redeem your
                 shares at the end of each period                    shares
----------------------------------------------------------------------------------------------------------------------
                 Year 1       Year 3       Year 5       Year 10      Year 1       Year 3       Year 5       Year 10
----------------------------------------------------------------------------------------------------------------------
Class A          $  713       $1,056       $1,422       $2,448       $  713       $1,056       $1,422       $2,448
----------------------------------------------------------------------------------------------------------------------
Class B          $  748       $1,064       $1,506       $2,507       $  248       $  764       $1,306       $2,507
----------------------------------------------------------------------------------------------------------------------
Class C          $  348       $  764       $1,306       $2,786       $  248       $  764       $1,306       $2,786
----------------------------------------------------------------------------------------------------------------------

(1)    The Examples are based on the Net Expenses shown in the preceding table.

PIMCO/Allianz Emerging Markets Fund



Principal Investments       Investment Objective             Fund Focus                       Approximate Capitalization
and Strategies              Seeks capital appreciation       Common stocks of non-U.S.        Range
                                                             issuers                          More than $200 million

                                                                                              Dividend Frequency
                                                                                              At least annually
                           Fund Category                     Approximate Number of Holdings
                           International Stocks              60-80


       The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in an international portfolio of common stocks and other equity securities of companies located in emerging market countries within Europe, Asia, Latin America and Africa. The Fund may also invest in securities of foreign issuers traded on U.S. securities markets, but will normally not invest in U.S. issuers. However, the Fund has no other limits on geographic asset distribution and may invest in any foreign securities market in the world. The Fund invests most of its assets in foreign securities which trade in currencies other than the U.S. dollar and may invest directly in foreign currencies.


       The portfolio manager selects securities for the Fund using a research-driven "bottom-up" approach that seeks to identify companies with above-average long-term growth prospects and attractive valuations and that possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. In selecting stocks, the portfolio manager analyzes a broad range of company fundamentals, such as long-term growth prospects, price-to-earnings ratios and other valuation measures, dividend and profit growth, balance sheet strength and return on assets. A stock's liquidity and volatility are also considered. The portfolio manager sells stocks in order to adjust or rebalance the Fund's portfolio and to replace companies with weakening fundamentals.


       The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts), primarily for portfolio management and hedging purposes. The Fund may to a limited degree also invest in equity securities other than common stocks (such as equity-linked securities, preferred stocks and convertible securities) and may invest up to 10% of its assets in other investment companies. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in foreign and domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.



Principal     Risks Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:



              . Foreign Investment Risk     . Value Securities Risk       . Emerging Markets Risk
              . Emerging Markets Risk       . Growth Securities Risk      . Focused Investment Risk
              . Currency Risk               . Smaller Company Risk        . Leveraging Risk
              . Market Risk                 . Liquidity Risk              . Credit Risk
              . Issuer Risk                 . Derivatives Risk            . Management Risk

              Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance   The Fund recently commenced operations and does not yet have a
Information   full calendar year of performance. Thus, no bar chart or Average
              Annual Total Returns table is included for the Fund.

Fees and Expenses
of the Fund
                     These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

                     Shareholder Fees (fees paid directly from your investment)

                                        Maximum Sales Charge (Load) Imposed
                                        on Purchases (as a percentage of        Maximum Contingent Deferred Sales Charge (Load)
                                        offering price)                         (as a percentage of original purchase price)
                     --------------------------------------------------------------------------------------------------------
                      Class A           5.50%                                   1%(1)
                     --------------------------------------------------------------------------------------------------------
                      Class B           None                                    5%(2)
                     --------------------------------------------------------------------------------------------------------
                      Class C           None                                    1%(3)

                     (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
                     (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
                     (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

                     Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                               Distribution                    Total Annual
                                    Advisory   And/or Service    Other         Fund Operating
                     Share Class    Fees       (12b-1) Fees(1)   Expenses(2)   Expenses         Fee Waiver(3)   Net Expenses(3)
                     -------------------------------------------------------------------------------------------------------------
                      Class A       1.00%      0.25%             [0.74%]       [1.99%]          [0.04%]         1.95%
                     -------------------------------------------------------------------------------------------------------------
                      Class B       1.00       1.00              [0.74]        [2.74]           [0.04]          2.70
                     -------------------------------------------------------------------------------------------------------------
                      Class C       1.00       1.00              [0.74]        [2.74]           [0.04]          2.70

                     (1) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
                     (2) Other Expenses reflects a 0.70% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").
                     (3) Net Expenses reflects the effects of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

                     Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(1)

---------------------------------------------------------------------------------------------------------------------
                 Example: Assuming you redeem your                   Example: Assuming you do not redeem your
                 shares at the end of each period                    shares
---------------------------------------------------------------------------------------------------------------------
                 Year 1       Year 3       Year 5       Year 10      Year 1       Year 3       Year 5       Year 10
---------------------------------------------------------------------------------------------------------------------
Class A          $  737       $1,129       $1,544       $2,700       $  737       $1,129       $1,544       $2,700
---------------------------------------------------------------------------------------------------------------------
Class B          $  773       $1,138       $1,630       $2,759       $  273       $  838       $1,430       $2,759
---------------------------------------------------------------------------------------------------------------------
Class C          $  373       $  838       $1,430       $3,032       $  273       $  838       $1,430       $3,032
---------------------------------------------------------------------------------------------------------------------

(1)    The Examples are based on the Net Expenses shown in the preceding table.

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio will decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Growth Securities Risk

Each Fund emphasizes investments in equity securities of companies that its portfolio manager believes will experience relatively rapid earnings growth. The Funds place particular emphasis on growth securities. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Value Securities Risk

The Funds may invest in companies that may not be expected to experience significant earnings growth, but whose securities its portfolio manager believes are selling at a price lower than their true value. The New Asia, Europe Growth and Emerging Markets Funds place particular emphasis on value securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.


Smaller Company Risk

The general risks associated with equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. The Small-Cap Technology Fund has substantial exposure to this risk because it invests primarily in the securities of companies with market capitalizations below $200 million. The Healthcare Innovation, Internet Innovation, Telecom Innovation, Electronics Innovation, New Asia, Europe Growth, Select World and Emerging Markets Funds also have significant exposure to this risk.


IPO Risk

The Funds, particularly the Healthcare Innovation, Internet Innovation, Small-Cap Technology, Telecom Innovation and Electronics Innovation Funds, may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion of the securities being offered in an IPO may be made available to the Fund or because under certain market conditions few companies may issue securities in IPOs. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Liquidity Risk

All of the Funds are subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Risk

All of the Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Sector Specific Risks

In addition to other risks, Funds that invest a substantial portion of their assets in related industries (or

"sectors") may have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments. The Funds that "concentrate" their investments in certain sectors and some of the risks of investing in those sectors are provided below.


       Healthcare Related Risk. The Healthcare Innovation Fund concentrates its investments in the healthcare industry. Therefore, it is subject to risks particular to that industry, including rapid obsolescence of products and services, patent expirations, risks associated with new regulations and changes to existing regulations, changes in government subsidy and reimbursement levels, and risks associated with the government approval process.


       Internet Related Risk. The Internet Innovation Fund is subject to risks prevalent in the Internet sector, such as the risks of rapid obsolescence of products and services, intense competition, significant losses and/or limited earnings, security price volatility and limited operating histories, because it concentrates its investments in that sector.


       Technology Related Risk. Because the Small-Cap Technology Fund concentrates its investments in the technology sector, it is subject to risks prevalent in that sector, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories.


       Telecommunications Related Risk. The Telecom Innovation Fund concentrates its investments in the telecommunications industry. Therefore, it is subject to risks particularly affecting that industry, such as risks associated with government regulation of products, services and rates of return, new regulations and changes to existing regulations, changes to government subsidy levels, and increasing competition.


       Electronics Related Risk. The Electronics Innovation Fund is subject to risks prevalent in the electronics sector, such as the risks of short product cycles and rapid obsolescence of products and services, intense competition, significant losses and/or limited earnings, security price volatility and limited operating histories, because it concentrates its investments in that sector.

Foreign (non-U.S.) Investment Risk

A Fund that invests in foreign securities, and particularly the New Asia, Europe Growth, Select World and Emerging Markets Funds, may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that a Fund, such as the New Asia, Europe Growth, Select World and Emerging Markets Funds, invests a significant portion of its assets in a narrowly defined area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks associated with foreign investments. Adverse conditions in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.

Emerging Markets Risk

Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. The Emerging Markets Fund is particularly susceptible to these risks because it invests principally in companies located in emerging markets countries. The New Asia and Select World Funds also have substantial exposure to these risks because these Funds may invest significant portions of their assets in emerging market securities. In addition, the risks associated with investing in a narrowly defined geographic area (discussed above under "Foreign (non-U.S.) Investment Risk") are more pronounced for the Funds that invest in emerging market countries.

Currency Risk

Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The New Asia, Europe Growth, Select World and Emerging Markets Funds are particularly sensitive to currency risk. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Focused
Investment Risk


Focusing Fund investments in a small number of issuers, industries or foreign currencies or regions increases risk. Funds that invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks. The New Asia, Europe Growth, Select World and Emerging Markets Funds may be subject to increased risk to the extent that they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area such as Europe, Asia or South America, because companies in those areas may share common characteristics and react similarly to market developments. Also, the Funds may from time to time have greater risk to the extent they invest a substantial portion of their assets in related industries such as "financial and business services" or "technology," which may also share common characteristics and react similarly to market developments.

Leveraging Risk


Leverage, including borrowing, will cause the value of a Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Interest Rate Risk

To the extent that Funds purchase fixed income securities for investment or defensive purposes, they will be subject to interest rate risk, a market risk relating to investments in fixed income securities such as bonds and notes. As interest rates rise, the value of fixed income securities in a Fund's portfolio are likely to decrease. Securities with longer "durations" (defined below) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Credit Risk

All of the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO Advisors, the Sub-Advisers and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Management of the Funds

Investment Adviser and Administrator

PIMCO Advisors serves as the investment adviser and the administrator (serving in its capacity as administrator, the "Administrator") for the Funds. Subject to the supervision of the Board of Trustees, PIMCO Advisors is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.


PIMCO Advisors is located at 800 Newport Center Drive, Newport Beach, California 92660. Organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of ______________, 2000, PIMCO Advisors and its subsidiary partnerships had more than $____ billion in assets under management.

PIMCO Advisors has retained its subsidiary PIMCO/Allianz International Advisors LLC to manage the investments of the New Asia, Europe Growth, Select World and Emerging Markets Funds. The PIMCO Equity Advisors division of PIMCO Advisors manages the investments of the Healthcare Innovation, Internet Innovation, Small-Cap Technology, Telecom Innovation and Electronics Innovation Funds (PIMCO Equity Advisors and PIMCO/Allianz International Advisors LLC are each referred to as a "Sub-Adviser" in this prospectus). See "Sub-Advisers" below.


PIMCO Advisors has retained its affiliate, Pacific Investment Management Company LLC, to provide various administrative and other services required by the Funds in its capacity as sub-administrator. PIMCO Advisors and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory Fees

Each Fund pays PIMCO Advisors fees in return for providing or arranging for the provision of investment advisory services. In the case of Funds for which PIMCO Advisors has retained PIMCO/Allianz International Advisors LLC, PIMCO Advisors (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

The Funds will pay monthly advisory fees to PIMCO Advisors at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):


Fund                                                         Advisory Fees

Healthcare Innovation and Telecom Innovation Funds               0.70%

Europe Growth and Select World Funds                             0.75%

Internet Innovation, Small-Cap Technology and                    0.80%
Electronics Innovation Funds

New Asia and Emerging Markets Funds                              1.00%

Each Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Institutional and Administrative Class shareholders of each Fund pay an administrative fee to PIMCO Advisors, computed as a percentage of the Fund's assets attributable in the aggregate to those classes of shares. PIMCO Advisors, in turn, provides or procures administrative services for Institutional and Administrative Class shareholders and also bears the costs of most third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Institutional and Administrative Class shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust's disinterested Trustees.

Class A, B and C shareholders of the Funds will pay PIMCO Advisors monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class A, Class B and Class C shares):

Fund                                                       Administrative Fees*

Healthcare Innovation, Internet Innovation, Small-Cap             0.50%
Technology, Telecom Innovation and Electronics
Innovation Funds

New Asia, Europe Growth, Select World and Emerging                0.70%
Markets Funds

* The Administrative Fee rate for each Fund is subject to a reduction of 0.05% per year on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

Sub-Advisers

Each Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund's assets. The following provides summary information about each Sub-Adviser, including the Fund(s) it manages.

  Sub-Adviser*                                Funds

PIMCO Equity Advisors                         Healthcare Innovation, Internet
1345 Avenue of the Americas, 50th Floor       Innovation, Small-Cap Technology,
New York, NY 10105                            Telecom Innovation and Electronics
                                              Innovation Funds


PIMCO/Allianz International Advisors LLC
  ("PAIA")                                    New Asia, Europe Growth, Select
1345 Avenue of the Americas, 50th Floor       World and Emerging Market Funds
New York, NY 10105

* PIMCO Equity Advisors is a division of PIMCO Advisors. PIMCO/Allianz International Advisors LLC is a wholly-owned subsidiary of PIMCO Advisors.


The following provides additional information about each Sub-Adviser and the individual portfolio managers who share primary responsibility for managing the Funds' investments.

PIMCO Equity Advisors

A division of PIMCO Advisors, PIMCO Equity Advisors provides equity-related advisory services to mutual funds and institutional accounts. See "Investment Adviser and Administrator" above for additional information about PIMCO Advisors.

The following individuals at PIMCO Equity Advisors have primary responsibility for the noted Funds.



  Fund                  Portfolio Managers     Since               Recent Professional Experience

Healthcare Innovation   Dennis P. McKechnie    2000 (Inception)    Portfolio Manager of PIMCO Equity Advisors. Prior to
                                                                   joining PIMCO Advisors, he was with Columbus Circle
                                                                   Investors from 1991 to 1999, where he managed equity
                                                                   accounts and served in various capacities including as
                                                                   Portfolio Manager for the Innovation Fund.

                        Jiyoung Kim            2000 (Inception)    Senior Research Analyst for PIMCO Innovation Fund, where
                                                                   she covers biotechnology, telecommunications equipment,
                                                                   semiconductors and networking. Prior to joining PIMCO
                                                                   Equity Advisors in [ ], she was a Senior Research Analyst
                                                                   at Fred Alger Management from [ ] to [ ]. Prior to that,
                                                                   she was a Senior Research Technician at Repligen (a
                                                                   _______________ company).

Internet Innovation     Mr. McKechnie          2000 (Inception)    See above.

                        Ms. Kim                2000 (Inception)    See above.

Small-Cap Technology    Thomas Keyes           2000 (Inception)    Senior Research Analyst for PIMCO Equity Advisors. Prior to
                                                                   joining PIMCO Equity Advisors, he was a research analyst at
                                                                   Alliance Capital in its Small-Cap Program from 1997 to
                                                                   1999, where he focused on small-cap technology stocks. He
                                                                   was a Vice President at Bankers Trust from 1994 to 1997,
                                                                   where he focused on equity research of technology stocks.

Telecom Innovation      Mr. McKechnie          2000 (Inception)    See above.

                        Ms. Kim                2000 (Inception)    See above.

Electronics             Mr. McKechnie          2000 (Inception)    See above.
Innovation

                        Ms. Kim                2000 (Inception)    See above


PIMCO/Allianz International Advisors LLC

A wholly-owned subsidiary of PIMCO Advisors, PAIA provides international advisory services to mutual funds. PAIA commenced operations in ___________, 2000..

       The following individuals at PIMCO/Allianz International Advisors LLC share primary responsibility for each of the noted Funds.


                     Portfolio
Fund                 Managers               Since               Recent Professional Experience

New Asia             Norbert Kaldun         2000 (Inception)    Portfolio Manager for Allianz Advisory and Management GmbH
                                                                ("Allianz AAM"), where he has been responsible for Eastern
                                                                European equity research and management. From 1997 to 1998, he served as a Portfolio Manager with Allianz
                                                                Lebensverischerungs AG.

Europe Growth        Wolfram Gerdes         2000 (Inception)    Managing director of Equity Portfolio Management at Allianz
                     (lead Manager)                             AAM since 1998. Prior to joining Allianz AAM, he held
                                                                various positions, including head of Portfolio Management, with Allianz Lebensversicherungs AG from 1992 to 1998.

                     Gilles Guez
                     (co-Manager)           2000 (Inception)    Head of European equities at AGF Asset Management since
                                                                March 2000. Previously, Mr. Guez was a fund manager and
                                                                head of European convertible bond funds at Paribas Asset
                                                                Management (since 1997). From 1992 to 1997, he worked at
                                                                Indosuez Asset Management, serving in various capacities,
                                                                including Fund Manager, for European equities.

Select World         Udo Frank              2000 (Inception)    See above.
                     (lead Manager)

                     Wolfram Gerdes         2000 (Inception)    See above.
                     (co-Manager)

                     Gerd Wolfgang Hintz    2000 (Inception)    Managing Director of the Equity Research Department at
                     (co-Manager)                               Allianz AAM since 1998. In addition, he has been
                                                                responsible for Allianz AAM's trading department since
                                                                January 2000. Previously, he was the head of Research and
                                                                Investor Relations of Allianz AG.

Emerging Markets     Norbert Kaldun         2000 (Inception)    See above.


In managing the portfolios of the New Asia and Emerging Markets Fnds, Mr. Kaldun will be assisted by Mr. Ian Lui of Allianz Asset Management (HK) Limited in Singapore and his Allianz research team.



Adviser/Sub-Adviser
Relationship

                     Shareholders of each Fund have approved a proposal permitting PIMCO Advisors to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order prohibits PIMCO Advisors from entering into sub-advisory agreements with affiliates of PIMCO Advisors without shareholder approval, unless those affiliates are substantially wholly-owned by PIMCO Advisors. PIMCO Advisors has the ultimate responsibility to oversee the Sub-Advisers and to recommend their hiring, termination and replacement.

Distributor          The Trust's Distributor is PIMCO Funds Distributors LLC, a
                     wholly owned subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stamford, Connecticut
                     06902, is a broker-dealer registered with the Securities and Exchange Commission.



Investment Options -- Class A, B and C Shares

The Trust offers investors Class A, Class B and Class C shares of each Fund in this Prospectus. Each class of shares is subject to different types and levels of sales charges than the other classes and bears a different level of expenses.

The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class. More extensive information about the Trust's multi-class arrangements is included in the PIMCO Funds Shareholders' Guide for Class A, B and C Shares (the "Guide"), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See "How to Buy and Sell Shares--PIMCO Funds Shareholders' Guide" below.

Class A Shares

 . You pay an initial sales charge of up to 5.50% when you buy Class A shares. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

 . You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

 . Class A shares are subject to lower 12b-1 fees than Class B or Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.

 . You normally pay no contingent deferred sales charge ("CDSC") when you redeem Class A shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

Class B Shares

 . You do not pay an initial sales charge when you buy Class B shares. The full amount of your purchase payment is invested initially.

 . You normally pay a CDSC of up to 5% if you redeem Class B shares during the first six years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B shares. You pay no CDSC if you redeem during the seventh year and thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Guide for details.

 . Class B shares are subject to higher 12b-1 fees than Class A shares for the first seven years they are held. During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

 . Class B shares automatically convert into Class A shares after they have been held for seven years. After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares.

Class C Shares

 . You do not pay an initial sales charge when you buy Class C shares. The full amount of your purchase payment is invested initially.

 . You normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

 . Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

 . Class C shares do not convert into any other class of shares. Because Class B shares convert into Class A shares after seven years, Class C shares will normally be subject to higher expenses and will pay lower dividends than Class B shares if the shares are held for more than seven years.

The following provides additional information about the sales charges and other expenses associated with Class A, Class B and Class C shares.


Initial Sales Charges -- Class A Shares

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Funds is the net asset value ("NAV") of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. No sales charge is imposed where Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions.


All Funds
---------

                                        Initial Sales Charge Initial Sales Charge
Amount of                               as % of Net          as % of Public
Purchase                                Amount Invested      Offering Price
$0-$49,999                              5.82%                5.50%
---------------------------------------------------------------------------------
$50,000-$99,999                         4.71%                4.50%
---------------------------------------------------------------------------------
$100,000-$249,999                       3.63%                3.50%
---------------------------------------------------------------------------------
$250,000-$499,999                       2.56%                2.50%
---------------------------------------------------------------------------------
$500,000-$999,999                       2.04%                2.00%
---------------------------------------------------------------------------------
$1,000,000 +                            0.00%*               0.00%*

 *As shown, investors that purchase $1,000,000 or more of any Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See "CDSCs on Class A Shares" below.


Contingent Deferred         Unless you are eligible for a waiver, if you sell
Sales Charges (CDSCs) -     (redeem) your Class B or Class C shares within the
Class B and Class C         time  periods specified below, you will pay a CDSC
Shares                      according to the following schedules.

Class B Shares

Years Since Purchase                      Percentage Contingent Deferred
Payment was Made                          Sales Charge
--------------------------------------------------------------------------------
First                                     5
--------------------------------------------------------------------------------
Second                                    4
--------------------------------------------------------------------------------
Third                                     3
--------------------------------------------------------------------------------
Fourth                                    3
--------------------------------------------------------------------------------
Fifth                                     2
--------------------------------------------------------------------------------
Sixth                                     1
--------------------------------------------------------------------------------
Seventh                                   0*

*After the seventh year, Class B shares convert into Class A shares.

Class C Shares

Years Since Purchase                      Percentage Contingent
Payment Was Made                          Deferred Sales Charge
--------------------------------------------------------------------------------
First                                     1
--------------------------------------------------------------------------------
Thereafter                                0


CDSCs on Class A Shares

Unless a waiver applies, investors who purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) will be subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or if you are eligible for a waiver of the CDSC. See "Reductions and Waivers of Initial Sales Charges and CDSCs" below.


How CDSCs are Calculated

A CDSC is imposed on redemptions of Class B and Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the particular class of shares of a Fund to fall below the total dollar amount of your purchase payments subject to the CDSC. However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC. CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment for the particular class of shares in your account (from which a redemption or exchange has not already been effected).

For instance, the following example illustrates the operation of the Class B
CDSC:

Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor's account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all shares of a particular class of a Fund in the shareholder's account are aggregated, and the current value of all such shares is aggregated.

Reductions and Waivers of Initial Sales Charges and CDSCs

The initial sales charges on Class A shares and the CDSCs on Class A, Class B and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the Guide for details. The Guide is available free of charge from the Distributor. See "How to Buy and Sell Shares--PIMCO Funds Shareholders' Guide" below.


Distribution and Servicing (12b-1) Plans

The Funds pay fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares ("distribution fees") and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts ("servicing fees"). These payments are made pursuant to Distribution and Servicing Plans ("12b-1 Plans") adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

There is a separate 12b-1 Plan for each class of shares offered in this Prospectus. Class A shares pay only servicing fees. Class B and Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan

(calculated as a percentage of each Fund's average daily net assets attributable to the particular class of shares):


                                 Servicing      Distribution
All Funds                        Fee            Fee

Class A                          0.25%          None
Class B                          0.25%          0.75%
Class C                          0.25%          0.75%



Because 12b-1 fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than sales charges which are deducted at the time of investment. Therefore, although Class B and Class C shares do not pay initial sales charges, the distribution fees payable on Class B and Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares. Also, because Class B shares convert into Class A shares after they have been held for seven years and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.

How Fund Shares Are Priced

The net asset value ("NAV") of a Fund's Class A, Class B and Class C shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the NAV of the New Asia, Europe Growth, Select World and Emerging Markets Funds may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

Fund shares are valued at the close of regular trading (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Funds.

PIMCO Funds Shareholders' Guide

More detailed information about the Trust's purchase, sale and exchange arrangements for Fund shares is provided in the PIMCO Funds Shareholders' Guide, which is included in the Statement of Additional Information and can be obtained free of charge from the Distributor by written request or by calling 1-800-426-0107. The Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

 . Automated telephone and wire transfer procedures

 . Automatic purchase, exchange and withdrawal programs

 . Programs that establish a link from your Fund account to your bank account

 . Special arrangements for tax-qualified retirement plans

 . Investment programs which allow you to reduce or eliminate the initial sales charges on Class A shares

 . Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Calculation of Share Price and Redemption Payments

When you buy shares of the Funds, you pay a price equal to the NAV of the shares, plus any applicable sales charge. When you sell (redeem) shares, you receive an amount equal to the NAV of the shares, minus any applicable CDSC. NAVs are determined at the close of regular trading (normally, 4:00 p.m., Eastern time) on the New York Stock Exchange on each day the New York Stock Exchange is open. See "How Fund Shares Are Priced" above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer prior to the close of regular trading on the New York Stock Exchange and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed at that day's NAV). Please see the Guide for details.

The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (at the succeeding day's NAV).


Buying Shares

You can buy Class A, Class B or Class C shares of the Funds in the following ways:

 . Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

 . Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

If you wish to invest directly by mail, please send a check payable to PIMCO Funds Distributors LLC, along with a completed application form to:

PIMCO Funds Distributors LLC
P.O. Box 9688
Providence, RI 02940-0926

The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to PIMCO Funds Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

The Guide describes a number of additional ways you can make direct investments, including through the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.

Investment Minimums

The following investment minimums apply for purchases of Class A, Class B and Class C shares.


                Initial Investment                Subsequent Investments
                ------------------                ----------------------
                 $2,500 per Fund                      $100 per Fund


Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for special investment programs and plans offered by the Trust, such as the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. Please see the Guide for details.


Small Account Fee

Because of the disproportionately high costs of servicing accounts with low balances, if you have a direct account with the Distributor, you will be charged a fee at the annual rate of $16 if your account balance for any Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA and Auto-Invest accounts for which the limit is $1,000. The fee also applies to employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs and SAR/SEPs. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum Account Size

Due to the relatively high cost to the Funds of maintaining small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000.

Exchanging Shares

Except as provided below and/or in the applicable Funds' or series' prospectus(es), you may exchange your Class A, Class B or Class C shares of any Fund for the same Class of shares of any other Fund or of another series of the Trust or PIMCO Funds: Pacific Investment Management Series. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any exchange fees or charges. Exchanges are subject to the $2,500 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to PIMCO Funds Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO Advisors, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO Advisors to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days' advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A, B and C shares.

The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

Selling Shares

You can sell (redeem) Class A, Class B or Class C shares of the Funds in the following ways:

 . Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return.


Directly from the Trust by Written Request. To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust's Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926:

(1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent's records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under "Signature Guarantee" below;

(3) any share certificates issued for any of the shares to be redeemed (see "Certificated Shares" below); and

(4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.


A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request to the Trust if they are held in broker "street name" accounts--you must redeem through your broker.

If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent's records, and/or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under "Signature Guarantee" below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

The Guide describes a number of additional ways you can redeem your shares, including:

   .   telephone requests to the Transfer Agent
   .   PIMCO Funds Automated Telephone System (ATS)
   .   expedited wire transfers
   .   automatic Withdrawal Plan
   .   PIMCO Funds Fund Link

Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

Other than an applicable CDSC, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

Timing of Redemption Payments

Redemption proceeds will normally be mailed to the redeeming shareholder within seven calendar days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer. Under unusual circumstances, the Trust may delay your redemption payments for more than seven days, as permitted by law.

Redemptions In Kind

The Trust had agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Certificated Shares

If you are redeeming shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under "Signature Guarantee" below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.


Signature Guarantee


When a signature guarantee is called for, you should have "Signature Guaranteed" stamped under your signature and guaranteed by any of the following entities:
U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations and clearing agencies (each an "Eligible Guarantor Institution"). The Distributor reserves the right to reject any signature guarantee pursuant to its written signature guarantee standards or procedures, which permit it to reject signature guarantees from Eligible Guarantor

Institutions that do not, based on credit guidelines, satisfy such written standards or procedures.

Beginning January 1, 2001, when a signature guarantee is called for, a "medallion" signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount.

The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented Prospectus or a new or supplemented Guide. Shareholders should contact the Distributor for additional details regarding the Funds' signature guarantee requirements.


Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class B and Class C shares. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.




Fund                                               At Least Annually   Quarterly

Healthcare Innovation, Internet Innovation,                *
Small-Cap Technology, Telecom Innovation and
Electronic Innovation Funds

New Asia, Europe Growth, Select World and                  *
Emerging Markets Funds



In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

 . Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.

 . Invest all distributions in shares of the same class of any other Fund or another series of the Trust or PIMCO Funds: Pacific Investment Management Series which offers that class at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

 . Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

For further information on distribution options, please contact your broker or call the Distributor at 1-800-426-0107.


Tax Consequences

 . Taxes on Fund distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to you as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will generally be taxable to you as ordinary income.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

 . Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

 . A Note on Foreign Investments. A Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Shareholders of the New Asia, Europe Growth, Select World and Emerging Markets Funds may be entitled to claim a credit or deduction with respect to foreign taxes.

This section relates only to federal income tax consequences of investing in the Funds; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of Securities
and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investments or strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of PIMCO Advisors, the Sub-Advisers and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Fixed Income Securities and Defensive Strategies

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates, and include corporate and government bonds, notes, certificates of deposit, commercial paper, convertible securities and mortgage-backed and other asset-backed securities.

The Healthcare Innovation, Internet Innovation, Small-Cap Technology, Telecom Innovation, Electronics Innovation, New Asia, Europe Growth, Select World and Emerging Markets Funds will each invest primarily in common stocks, and may also invest in other kinds of equity securities, including preferred stocks and securities (including fixed income securities and warrants) convertible into or exercisable for common stocks. Each of these Funds may invest a portion of its assets in fixed income securities. The Funds may temporarily hold up to 100% of their assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions. The New Asia, Europe Growth, Select World and Emerging Markets Funds may also hold up to 100% of their assets in other domestic fixed income, foreign fixed income and equity securities principally traded in the U.S., including obligations issued or guaranteed by a foreign government or its agencies, authorities or instrumentalities, corporate bonds and American Depository Receipts, for temporary defensive purposes.

The temporary defensive strategies described in this section would be inconsistent with the investment objective and principal investment strategies of each of the noted Funds and may adversely affect the Fund's ability to achieve its investment objective.


Companies With Smaller Market Capitalizations

Each of the Funds may invest in securities of companies with market capitalizations that are small compared to other publicly traded companies. The Small-Cap Technology Fund invests primarily in smaller companies and is especially sensitive to the risks described below. In addition, the Healthcare Innovation, Internet Innovation, Telecom Innovation, Electronics Innovation, New Asia, Europe Growth, Select World and Emerging Markets Funds generally have significant exposure to these risks.

Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

Initial Public Offerings

The Funds, particularly the Healthcare Innovation, Internet Innovation, Small-Cap Technology, Telecom Innovation and Electronics Innovation Funds, may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion of the securities being offered in an IPO may be made available to the Fund or because under certain market conditions few companies may issue securities in IPOs. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Foreign Securities

The New Asia, Europe Growth, Select World and Emerging Markets Funds normally invest principally in securities of foreign issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). The Healthcare Innovation, Internet Innovation, Small-Cap Technology, Telecom Innovation and Electronics Innovation Funds may invest up to 15% of their respective assets in foreign securities, and may invest without limit in ADRs.

All of the Funds may invest in American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Emerging Market Securities

Each Fund may invest in securities of issuers based in or that trade principally in countries with developing (or "emerging market") economies. The Emerging Markets Fund is particularly susceptible to these risks because it invests principally in companies located in emerging markets countries. The New Asia and Select World Funds also have substantial exposure to these risks because these Funds may invest significant portions of their assets in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

   Special Risks of Investing in Russian and Other Eastern European Securities. The Select World and Emerging Markets Funds may invest a significant portion of their assets in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When a Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

Foreign Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. The New Asia, Europe Growth, Select World and Emerging Markets Funds are particularly sensitive to this risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, significant uncertainty surrounds the recent introduction of the euro (a common currency unit for the European Union) in January 1999 and the effect it may have on the value of securities denominated in local European currencies. The Europe Growth Fund is especially susceptible to risks associated with the introduction of the euro because it invests principally in European companies, many of which are located in European Monetary Union countries. The euro and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

   Foreign Currency Transactions. The Funds may enter into forward foreign currency exchange contracts, primarily to reduce the risks of adverse changes in foreign exchange rates. In addition, the Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

The New Asia, Europe Growth, Select World and Emerging Markets Funds may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's portfolio manager. The Funds may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. Each Fund will segregate assets determined to be liquid by PIMCO Advisors or the Fund's Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.



Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

Convertible Securities

Each Fund may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Derivatives

Each Fund may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed.

Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements. The Funds may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. Each Fund may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

   A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

   Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

   Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

   Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

   Leveraging Risk Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

   Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

   Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

Equity-Linked Securities

The Funds may invest up to 15% of their assets in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities. See "Foreign Securities" above. In addition, the Funds bear the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities may be considered illiquid and thus subject to each Fund's restrictions on investments in illiquid securities.

Credit Ratings and Unrated Securities

The Funds may invest in securities based on their credit ratings assigned by rating agencies such as Moody's Investors Service, Inc. ("Moody's") and Standard and Poor's Ratings Services ("S&P"). Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO Advisors and the Sub-Advisers do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

High Yield Securities

Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "high yield securities" or "junk bonds." The Funds may invest in high yield securities. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk. These securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. They may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments and may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

Short Sales

Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. A Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Those Funds whose investment objectives do not include the earning of income will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements And Other Borrowings

Each Fund may enter into reverse repurchase agreements, subject to the Fund's limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.

Illiquid Securities

Each Fund may invest in securities that are illiquid so long as not more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by a Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in Other Investment Companies

The New Asia, Europe Growth, Select World and Emerging Markets Funds may each invest up to 10% of their assets in securities of other investment companies, such as closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. The Healthcare Innovation, Internet Innovation, Small-Cap Technology, Telecom Innovation and Electronics Innovation Funds may invest up to 5% of their assets in such securities. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.


Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.


Changes in Investment Objectives and Policies

The investment objective of each Fund described in this Prospectus may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. If there is a change in a Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.


New Funds

In addition to the risks described under "Summary of Principal Risks" above and in this section, the Funds are newly formed and therefore have no history upon which investors can evaluate their likely performance. Also, it is possible that a Fund may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Fund's size, have a disproportionate impact on the Fund's performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

                        PIMCO Funds: Multi-Manager Series


The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

The SAI includes the PIMCO Funds Shareholders' Guide for Class A, B and C Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. You can get a free copy of the Guide together with or separately from the rest of the SAI.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

PIMCO Funds Distributors LLC
2187 Atlantic Street
Stamford, Connecticut 06902

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161.

You can also visit our Web site at www.pimcofunds.com for additional information about the Funds.



LOGO


File No. 811-6161

PIMCO Funds:
Multi-Manager Series

INVESTMENT ADVISOR AND ADMINISTRATOR
PIMCO Advisors L.P., 800 Newport Center Drive, Newport Beach, CA 92660


SUB-ADVISERS
PIMCO Equity Advisors division of PIMCO Advisors L.P., PIMCO/Allianz International Advisors LLC


DISTRIBUTOR
PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, CT  06902

CUSTODIAN
State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT
PFPC, Inc., Box 9688, Providence, RI 02940

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL
Ropes & Gray, One International Place, Boston, MA 02110

For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at

www.pimcofunds.com.
------------------



                                                      Not part of the prospectus

PIMCO Funds Prospectus


PIMCO Funds:
Multi-Manager Series

[       ] 2000

Share Class D


This Prospectus describes 9 mutual funds offered by PIMCO Funds: Multi-Manager Series. The Funds provide access to the professional investment advisory services offered by PIMCO Advisors L.P. and its investment management
affiliates. As of [    ], 2000, PIMCO Advisors and its affiliates managed
approximately $[ ] billion in assets. PIMCO Advisors' institutional heritage is reflected in the PIMCO Funds offered in this Prospectus.

This Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents


Summary Information                                                        [ ]
Fund Summaries
     Healthcare Innovation Fund                                            [ ]
     Internet Innovation Fund                                              [ ]
     Small-Cap Technology Fund                                             [ ]
     Telecom Innovation Fund                                               [ ]
     Electronics Innovation Fund                                           [ ]
     New Asia Fund                                                         [ ]
     Europe Growth Fund                                                    [ ]
     Select World Fund                                                     [ ]
     Emerging Markets Fund                                                 [ ]
Summary of Principal Risks                                                 [ ]
Management of the Funds                                                    [ ]
How Fund Shares Are Priced                                                 [ ]
How to Buy and Sell Shares                                                 [ ]
Fund Distributions                                                         [ ]
Tax Consequences                                                           [ ]
Characteristics and Risks of Securities and Investment Techniques          [ ]

Summary Information

The table below lists the investment objectives and certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5.



----------------------------------------------------------------------------------------------------------------------------
                                                                                      Approximate   Approximate
                 PIMCO           Investment             Main                          Number of     Capitalization
                 Fund            Objective              Investments                   Holdings      Range

----------------------------------------------------------------------------------------------------------------------------
Sector-Related   Healthcare      Capital appreciation   Common stocks of                  30-60     More than $200 million
Stock Funds      Innovation                             healthcare-related companies
                                                        with market capitalizations
                                                        of more than $200 million
----------------------------------------------------------------------------------------------------------------------------
                 Internet        Capital appreciation   Common stocks of Internet and     20-60     More than $200 million
                 Innovation                             Internet-related companies
                                                        with market capitalizations
                                                        of more than $200 million
----------------------------------------------------------------------------------------------------------------------------
                 Small-Cap       Capital appreciation   Common stocks of                  30-60     Between $100 million
                 Technology                             technology-related companies                and $2 billion
                                                        with market capitalizations
                                                        of between $100 million and
                                                        $2 billion
----------------------------------------------------------------------------------------------------------------------------
                 Telecom         Capital appreciation   Common stocks of                  20-60     More than $200 million
                 Innovation                             telecommunications-related
                                                        companies with market
                                                        capitalizations of more than
                                                        $200 million
----------------------------------------------------------------------------------------------------------------------------
                 Electronics     Capital appreciation   Common stock of companies in      20-60     More than $200 million
                 Innovation                             the electronics industry with
                                                        market capitalization of more
                                                        than $200 million
----------------------------------------------------------------------------------------------------------------------------
International    PIMCO/Allianz   Capital appreciation   Common stocks of companies        60-80     More than $200 million
Stock Funds      New Asia                               located in Asia (excluding
                                                        Japan) with market
                                                        capitalizations of more than
                                                        $200 million
----------------------------------------------------------------------------------------------------------------------------
                 PIMCO/Allianz   Capital appreciation   Common stocks of European         60-80     More than $1 billion
                 Europe Growth                          companies with market
                                                        capitalizations of more than
                                                        $1 billion
----------------------------------------------------------------------------------------------------------------------------
                 PIMCO/Allianz   Capital appreciation   Common stocks of companies        30-60     More than $1 billion
                 Select World                           located both within and
                                                        outside of the United States
                                                        with market capitalizations
                                                        of more than $1 billion
----------------------------------------------------------------------------------------------------------------------------
                 PIMCO/Allianz   Capital appreciation   Common stocks of companies        60-80     More than $200 million
                 Emerging                               located in emerging market
                 Markets                                countries within Europe,
                                                        Asia, Latin America and
                                                        Africa with market
                                                        capitalizations of more
                                                        than $200 million
----------------------------------------------------------------------------------------------------------------------------

Fund Descriptions, Performance and Fees

The Funds provide a broad range of investment choices. The following Fund Summaries identify each Fund's investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries.

It is possible to lose money on investments in the Funds. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PIMCO Healthcare Innovation Fund



Principal Investments       Investment Objective             Fund Focus                       Approximate Capitalization
and Strategies              Seeks capital appreciation       Common stocks of                 Range
                                                             healthcare-related companies     More than $200 million

                                                                                              Dividend Frequency
                                                                                              At least annually
                           Fund Category                     Approximate Number of Holdings
                           Sector-Related Stocks             30-60


         The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies principally engaged in the design, manufacture or sale of new, creative or different, or "innovative," products or services used for or in connection with healthcare or medicine. These companies may (but are not required to) include, for example, pharmaceutical companies, companies involved in biotechnology, medical diagnostic, biochemical or other healthcare research and development, companies involved in the operation of healthcare facilities, and other companies involved in the design, manufacture or sale of healthcare-related products or services such as medical, dental and optical products, hardware or services. Except as indicated above, the Fund is not required to invest exclusively in a particular business sector or industry.

         The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify health care-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.


         Although the Fund invests principally in common stocks, the Fund may also invest in other types of equity securities, including preferred stocks and convertible securities. The Fund may invest to a significant degree in the securities of smaller-capitalization companies and in securities issued in initial public offerings ("IPOs"). The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts.

         In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.


Principal               Risks Among the principal risks of investing in the
                        Fund, which could adversely affect its net asset value, yield and total return, are:


                        . Market Risk                    . IPO Risk                       . Leveraging Risk
                        . Issuer Risk                    . Liquidity Risk                 . Credit Risk
                        . Healthcare Related Risk        . Foreign Investment Risk        . Management Risk
                        . Growth Securities Risk         . Currency Risk
                        . Smaller Company Risk           . Focused Investment Risk

                        Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


Performance             The Fund recently commenced operations and does not yet
Information             have a full calendar year of performance. Thus, no bar
                        chart or Average Annual Total Returns table is included for the Fund.

Fees and Expenses
of the Fund
                     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:


                     Shareholder Fees (fees paid directly from your investment)                           None

                     Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                 Distribution                   Total Annual
                                   Advisory      and/or Service   Other         Fund Operating  Fee         Net
                                   Fees          (12b-1) Fees(1)  Expenses(2)   Expenses        Waiver(3)   Expenses(3)

                     ---------------------------------------------------------------------------------------------------
                     Class D       0.70%         0.25%            [0.54%]       [1.49%]         [0.04%]     1.45%


                     (1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of [0.85%] per year under the administration agreement regardless of whether a portion or none of the [0.25%] authorized under the plan is paid under the plan. Please see "Management of the Funds - Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees", Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.


                     (2) Other Expenses, which is based on estimated amounts for the Fund's initial fiscal year, reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").


                     (3) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for Class D shares in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.


                     Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(1)


                     ------------------------------------------------------------------------
                                     Year 1         Year 3        Year 5        Year 10
                     ------------------------------------------------------------------------
                     Class D         $ 148          $ 459         $ 792         $ 1,735
                     ------------------------------------------------------------------------

                     (1) The Examples are based on the Net Expenses shown in the preceding table.

PIMCO Internet Innovation Fund


Principal Investments       Investment Objective             Fund Focus                       Approximate Capitalization
and Strategies              Seeks capital appreciation       Common stocks of                 Range
                                                             Internet-related companies       More than $200 million

                                                                                              Dividend Frequency
                                                                                              At least annually
                           Fund Category                     Approximate Number of Holdings
                           Sector-Related Stocks             20-60


         The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies that derive at least 50% of their revenues, expenses or profits from the research, design, development, manufacturing or distribution of new, creative or different, or "innovative," products, processes or services for use with Internet- or Internet-related businesses. Some examples of these companies may (but are not required to) include, for example, providers of broad-band Internet access, web site content, Internet software and electronic commerce. Except as indicated above, the Fund is not required to invest exclusively in a particular business sector or industry.

         The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify Internet-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.


         Although the Fund invests principally in common stocks, the Fund may also invest in other types of equity securities, including preferred stocks and convertible securities. The Fund may invest to a significant degree in the securities of smaller-capitalization companies and in securities issued in initial public offerings ("IPOs"). The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts.

         In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal         Risks Among the principal risks of investing in the
                  Fund, which could adversely affect its net asset value, yield and total return, are:


                  . Market Risk                    . IPO Risk                       . Leveraging Risk
                  . Issuer Risk                    . Liquidity Risk                 . Credit Risk
                  . Internet Related Risk          . Foreign Investment Risk        . Management Risk
                  . Growth Securities Risk         . Currency Risk
                  . Smaller Company Risk           . Focused Investment Risk

                  Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


Performance       The Fund recently commenced operations and does not yet have
Information       a full calendar year of performance. Thus, no bar chart or
                  Average Annual Total Returns table is included for the Fund.

Fees and Expenses
of the Fund
                     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

                     Shareholder Fees (fees paid directly from your investment) None

                     Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                            Distribution                     Total Annual
                                Advisory    and/or Service     Other         Fund Operating  Fee         Net
                                Fees        (12b-1) Fees(1)    Expenses(2)   Expenses        Waiver(3)   Expenses(3)
                     -----------------------------------------------------------------------------------------------
                     Class D    0.80%       0.25%              [0.54%]       [1.59%]         [0.04%]     1.55%

                     (1)            The Fund's administration agreement includes
                          a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of [0.85%] per year under the administration agreement regardless of whether a portion or none of the [0.25%] authorized under the plan is paid under the plan. Please see "Management of the Funds - Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees", Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

                          (2) Other Expenses, which is based on estimated amounts for the Fund's initial fiscal year, reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").

                          (3) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for Class D shares in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

                     Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(1)

                     ----------------------------------------------------------------------
                                         Year 1        Year 3       Year 5    Year 10
                     ----------------------------------------------------------------------
                     Class D             $ 158          $ 490        $ 845     $ 1,845
                     ----------------------------------------------------------------------

                     (1) The Examples are based on the Net Expenses shown in the preceding table.

PIMCO Small-Cap Technology Fund

Principal Investments       Investment Objective             Fund Focus                       Approximate Capitalization
and Strategies              Seeks capital appreciation       Common stocks of                 Range
                                                             technology-related companies     Between $100 million and $2
                                                             with smaller markets             billion
                                                             capitalizations
                                                                                              Dividend Frequency
                                                                                              At least annually
                            Fund Category                    Approximate Number of Holdings
                            Sector-Related Stocks            30-60

       The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of technology and technology-related companies with market capitalizations of between $100 million and $2 billion at the time of investment. The Fund identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies), and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale and/or service of technological products. Except as indicated above, the Fund is not required to invest exclusively in a particular business sector or industry.

       The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

       Although the Fund invests principally in common stocks, the Fund may also invest to a significant degree in the securities of smaller-capitalization companies and in other types of equity securities, including preferred stocks and convertible securities. The Fund may invest in securities issued in initial public offerings ("IPOs"). The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts.

       In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks  Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

                 . Market Risk                    . IPO Risk                       . Leveraging Risk
                 . Issuer Risk                    . Liquidity Risk                 . Credit Risk
                 . Technology Related Risk        . Foreign Investment Risk        . Management Risk
                 . Growth Securities Risk         . Currency Risk
                 . Smaller Company Risk           . Focused Investment Risk

                 Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance      The Fund recently commenced operations and does not yet have a
Information      full calendar year of performance.  Thus, no bar chart or
                 Average Annual Total Returns table is included for the Fund.


Fees and
Expenses
of the Fund

                 These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

                 Shareholder Fees (fees paid directly from your investment)
                 None

                 Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                        Distribution                     Total Annual
                            Advisory    and/or Service     Other         Fund Operating  Fee         Net
                            Fees        (12b-1) Fees(1)    Expenses(2)   Expenses        Waiver(3)   Expenses(3)
                 -----------------------------------------------------------------------------------------------
                 Class D    0.80%       0.25%              [0.54%]       [1.59%]         [0.04%]     1.55%


                 (1)         The Fund's administration agreement includes a plan
                        for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of [0.85%] per year under the administration agreement regardless of whether a portion or none of the [0.25%] authorized under the plan is paid under the plan. Please see "Management of the Funds - Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees", Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

                 (2) Other Expenses, which is based on estimated amounts for the Fund's initial fiscal year, reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").

                 (3) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for Class D shares in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

                 Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(1)

                     ----------------------------------------------------------------------
                                         Year 1        Year 3       Year 5    Year 10
                     ----------------------------------------------------------------------
                     Class D             $ 158          $ 490        $ 845     $ 1,845
                     ----------------------------------------------------------------------

                 (1) The Examples are based on the Net Expenses shown in the preceding table.

PIMCO Telecom Innovation Fund


Principal Investments       Investment Objective             Fund Focus                       Approximate Capitalization
and Strategies              Seeks capital appreciation       Common stocks of                 Range
                                                             telecommunications-related       More than $200 million
                                                             companies
                                                                                              Dividend Frequency
                                                                                              At least annually
                           Fund Category                     Approximate Number of Holdings
                           Sector-Related Stocks             20-60

         The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies principally engaged in the development, manufacture or sale of new, creative or different, or "innovative," communications services or communications equipment. These companies may (but are not required to) include, for example, companies that provide traditional local and long-distance telephone service or equipment, companies that provide cellular, paging, local and wide area product networks or equipment, companies that provide satellite, microwave and cable television or equipment, and companies involved in new technologies such as fiber optics, semiconductors and data transmission. Except as indicated above, the Fund is not required to invest exclusively in a particular business sector or industry.

         The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify telecommunications-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

         Although the Fund invests principally in common stocks, the Fund may also invest in other types of equity securities, including preferred stocks and convertible securities. The Fund may invest to a significant degree in the securities of smaller-capitalization companies and in securities issued in initial public offerings ("IPOs"). The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts.

         In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal        Risks Among the principal risks of investing in the
                 Fund, which could adversely affect its net asset value, yield and total return, are:

                 . Market Risk                    . IPO Risk                       . Leveraging Risk
                 . Issuer Risk                    . Liquidity Risk                 . Credit Risk
                 . Telecommunications Related     . Foreign Investment Risk        . Management Risk
                   Risk
                 . Growth Securities Risk         . Currency Risk
                 . Smaller Company Risk           . Focused Investment Risk

                 Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance      The Fund recently commenced operations and does not yet have a
Information      full calendar year of performance. Thus, no bar chart or
                 Average Annual Total Returns table is included for the Fund.

Fees and Expenses
of the Fund
                     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

                     Shareholder Fees (fees paid directly from your investment) None

                     Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                 Distribution                   Total Annual
                                   Advisory      and/or Service   Other         Fund Operating  Fee         Net
                                   Fees          (12b-1) Fees(1)  Expenses(2)   Expenses        Waiver(3)   Expenses(3)
                     ---------------------------------------------------------------------------------------------------
                     Class D       0.70%         0.25%            [0.54%]       [1.49%]         [0.04%]     1.45%

                     (1)            The Fund's administration agreement includes
                          a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of [0.85%] per year under the administration agreement regardless of whether a portion or none of the [0.25%] authorized under the plan is paid under the plan. Please see "Management of the Funds - Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees", Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

                     (2) Other Expenses, which is based on estimated amounts for the Fund's initial fiscal year, reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").

                     (3) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for Class D shares in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

                     Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(1)

                     ----------------------------------------------------------------------
                                        Year 1       Year 3       Year 5      Year 10
                     ----------------------------------------------------------------------
                     Class D            $ 148         $ 459        $ 792       $ 1,735
                     ----------------------------------------------------------------------

                     (1) The Examples are based on the Net Expenses shown in the preceding table.

PIMCO Electronics Innovation Fund


Principal Investments       Investment Objective             Fund Focus                       Approximate Capitalization
and Strategies              Seeks capital appreciation       Common stocks of companies in    Range
                                                             the electronics industry         More than $200 million

                                                                                              Dividend Frequency
                                                                                              At least annually
                           Fund Category                     Approximate Number of Holdings
                           Sector-Related Stocks             20-60

         The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies principally engaged in the development, manufacture or sale of new, creative or different, or "innovative," electronics products and services. These companies may (but are not required to) include, for example, companies engaged in the development, manufacture, sale or service of electronic components, equipment vendors to electronics manufacturers, electronic component distributors, electronic instruments and systems vendors, and companies that provide electronics-related services. Except as indicated above, the Fund is not required to invest exclusively in a particular business sector or industry.

         The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify electronics-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

         Although the Fund invests principally in common stocks, the Fund may also invest in other types of equity securities, including preferred stocks and convertible securities. The Fund may invest to a significant degree in the securities of smaller-capitalization companies and in securities issued in initial public offerings ("IPOs"). The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts.

         In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks         Among the principal risks of investing in the Fund,
                        which could adversely affect its net asset value, yield and total return, are:


                        . Market Risk                    . IPO Risk                       . Credit Risk
                        . Issuer Risk                    . Liquidity Risk                 . Focused Investment Risk
                        . Electronics Related Risk       . Foreign Investment Risk        . Management Risk
                        . Growth Securities Risk         . Currency Risk
                        . Smaller Company Risk           . Leveraging Risk

                        Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance             The Fund recently commenced operations and does not yet
Information             have a full calendar year of performance. Thus, no bar
                        chart or Average Annual Total Returns table is included for the Fund.

Fees and Expenses
of the Fund
                     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

                     Shareholder Fees (fees paid directly from your investment)                           None

                     Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                 Distribution                    Total Annual
                                   Advisory      and/or Service    Other         Fund Operating  Fee         Net
                                   Fees          (12b-1) Fees(1)   Expenses(2)   Expenses        Waiver(3)   Expenses(3)
                     ---------------------------------------------------------------------------------------------------
                     Class D       0.80%         0.25%             [0.54%]       [1.59%]         [0.04%]     1.55%

                     (1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of [0.85%] per year under the administration agreement regardless of whether a portion or none of the [0.25%] authorized under the plan is paid under the plan. Please see "Management of the Funds - Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees", Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

                     (2) Other Expenses, which is based on estimated amounts for the Fund's initial fiscal year, reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").

                     (3) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for Class D shares in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

                     Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(1)

                     -----------------------------------------------------------------------
                                         Year 1       Year 3      Year 5       Year 10
                     -----------------------------------------------------------------------
                     Class D             $ 158         $ 490       $ 845        $ 1,845
                     -----------------------------------------------------------------------

                     (1) The Examples are based on the Net Expenses shown in the preceding table.

PIMCO/Allianz New Asia Fund


Principal Investments       Investment Objective             Fund Focus                       Approximate Capitalization
and Strategies              Seeks capital appreciation       Common stocks of non-U.S.        Range
                                                             issuers                          More than $200 million

                                                                                              Dividend Frequency
                                                                                              At least annually
                           Fund Category                     Approximate Number of Holdings
                           International Stocks              60-80

         The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in an international portfolio of common stocks and other equity securities of companies located in Asia. The Fund will primarily invest in securities of companies located in the Far East, including Australia, China, Hong Kong, Indonesia, India, Malaysia, New Zealand, the Philippines, Singapore, South Korea, Taiwan and Thailand but excluding Japan, although the Fund will not necessarily be invested in all of these countries at any time. The Fund may also invest in securities of foreign issuers traded on U.S. securities markets, but will normally not invest in U.S. issuers. However, the Fund has no other limits on geographic asset distribution and may invest in any foreign securities market in the world. The Fund invests most of its assets in foreign securities which trade in currencies other than the U.S. dollar and may invest directly in foreign currencies.

         The portfolio manager selects securities for the Fund using a research-driven "bottom-up" approach that seeks to identify companies with above-average long-term growth prospects and attractive valuations and that possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. In selecting stocks, the portfolio manager analyzes a broad range of company fundamentals, such as long-term growth prospects, price-to-earnings ratios and other valuation measures, dividend and profit growth, balance sheet strength and return on assets. A stock's liquidity and volatility are also considered. The portfolio manager sells stocks in order to adjust or rebalance the Fund's portfolio and to replace companies with weakening fundamentals.

         The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts), primarily for portfolio management and hedging purposes. The Fund may to a limited degree invest in equity securities other than common stocks (such as equity-linked securities, preferred stocks and convertible securities) and may invest up to 10% of its assets in other investment companies. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in foreign and domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.


Principal        Among the principal risks of investing in the
Risks            Fund, which could adversely affect its net asset value,
                 yield and total return, are:

                 . Foreign Investment Risk        . Value Securities Risk          . Focused Investment Risk
                 . Emerging Markets Risk          . Growth Securities Risk         . Leveraging Risk
                 . Currency Risk                  . Smaller Company Risk           . Credit Risk
                 . Market Risk                    . Liquidity Risk                 . Management Risk
                 . Issuer Risk                    . Derivatives Risk

                 Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance      The Fund recently commenced operations and does not yet have a
Information      full calendar year of performance. Thus, no bar chart or
                 Average Annual Total Returns table is included for the Fund.

Fees and Expenses
of the Fund
                     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

                     Shareholder Fees (fees paid directly from your investment)                           None

                     Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                 Distribution                    Total Annual
                                   Advisory      and/or Service    Other         Fund Operating  Fee         Net
                                   Fees          (12b-1) Fees(1)   Expenses(2)   Expenses        Waiver(3)   Expenses(3)
                     ---------------------------------------------------------------------------------------------------
                     Class D       1.00%         0.25%             [0.74%]       [1.99%]         [0.04%]     1.95%

                     (1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of [0.85%] per year under the administration agreement regardless of whether a portion or none of the [0.25%] authorized under the plan is paid under the plan. Please see "Management of the Funds - Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees", Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

                     (2) Other Expenses, which is based on estimated amounts for the Fund's initial fiscal year, reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").

                     (3) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for Class D shares in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

                     Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(1)

                     --------------------------------------------------------------------
                                       Year 1       Year 3      Year 5      Year 10
                     --------------------------------------------------------------------
                     Class D           $ 198         $ 612      $ 1,052      $ 2,275
                     --------------------------------------------------------------------

                     (1) The Examples are based on the Net Expenses shown in the preceding table.

PIMCO/Allianz Europe Growth Fund


Principal Investments       Investment Objective             Fund Focus                       Approximate Capitalization
and Strategies              Seeks capital appreciation       Common stocks of non-U.S.        Range
                                                             issuers                          More than $1 billion

                                                                                              Dividend Frequency
                                                                                              At least annually
                           Fund Category                     Approximate Number of Holdings
                           Sector-Related Stocks             60-80

         The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in an international portfolio of common stocks and other equity securities of European companies with medium and large market capitalizations. The Fund may also invest in securities of foreign issuers traded on U.S. securities markets, but will normally not invest in U.S. issuers. However, the Fund has no other limits on geographic asset distribution and may invest in any foreign securities market in the world. The Fund invests most of its assets in foreign securities which trade in currencies other than the U.S. dollar (e.g., the euro) and may invest directly in foreign currencies.

         The portfolio manager selects securities for the Fund using a research-driven "bottom-up" approach that seeks to identify companies with above-average long-term growth prospects and attractive valuations and that possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. In selecting stocks, the portfolio manager analyzes a broad range of company fundamentals, such as long-term growth prospects, price-to-earnings ratios and other valuation measures, dividend and profit growth, balance sheet strength and return on assets. A stock's liquidity and volatility are also considered. The portfolio manager sells stocks in order to adjust or rebalance the Fund's portfolio and to replace companies with weakening fundamentals.

         The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts), primarily for portfolio management and hedging purposes. The Fund may to a limited degree invest in equity securities other than common stocks (such as equity-linked securities, preferred stocks and convertible securities) and may invest up to 10% of its assets in other investment companies. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in foreign and domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.


Principal Risks   Among the principal risks of investing in the
                  Fund, which could adversely affect its net asset value, yield and total return, are:

                  . Foreign Investment Risk        . Growth Securities Risk         . Focused Investment Risk
                  . Currency Risk                  . Smaller Company Risk           . Leveraging Risk
                  . Market Risk                    . Liquidity Risk                 . Credit Risk
                  . Issuer Risk                    . Derivatives Risk               . Management Risk
                  . Value Securities Risk

                  Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance       The Fund recently commenced operations and does not yet have a
Information       full calendar year of performance. Thus, no bar chart or
                  Average Annual Total Returns table is included for the Fund.

Fees and Expenses
of the Fund
                     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

                     Shareholder Fees (fees paid directly from your investment)                           None

                     Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                 Distribution                   Total Annual
                                   Advisory      and/or Service   Other         Fund Operating  Fee         Net
                                   Fees          (12b-1) Fees(1)  Expenses(2)   Expenses        Waiver(3)   Expenses(3)
                     ---------------------------------------------------------------------------------------------------
                     Class D       0.75%         0.25%            [0.74%]       [1.74%]         [0.04%]     1.70%

                     (1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of [0.85%] per year under the administration agreement regardless of whether a portion or none of the [0.25%] authorized under the plan is paid under the plan. Please see "Management of the Funds - Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

                     (2) Other Expenses, which is based on estimated amounts for the Fund's initial fiscal year, reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").

                     (3) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for Class D shares in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

                     Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(1)


                     ---------------------------------------------------------------------
                                        Year 1       Year 3       Year 5     Year 10
                     ---------------------------------------------------------------------
                     Class D            $ 173         $ 536        $ 923      $ 2,009
                     ---------------------------------------------------------------------

                     (1) The Examples are based on the Net Expenses shown in the preceding table.

PIMCO/Allianz Select World Fund


Principal Investments       Investment Objective             Fund Focus                       Approximate Capitalization
and Strategies              Seeks capital appreciation       Common stocks of U.S. and        Range
                                                             non-U.S. issuers                 More than $1 billion

                                                                                              Dividend Frequency
                                                                                              At least annually
                           Fund Category                     Approximate Number of Holdings
                           International Stocks              30-60


         The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in an international portfolio of common stocks and other equity securities of companies located throughout the world. Although the Fund normally invests in issuers from at least five different countries, including the United States, it may at times invest in fewer than five countries, or even a single country. The Fund typically invests in approximately 30 to 60 stocks. Although the Fund invests primarily in developed market countries, it may also invest in developing, or "emerging," markets. The Fund has no other limits on geographic asset distribution and may invest in any foreign securities market in the world. The Fund invests most of its assets in foreign securities which trade in currencies other than the U.S. dollar and may invest directly in foreign currencies.

         The portfolio manager selects securities for the Fund using a research-driven "bottom-up" approach that seeks to utilize the Sub-Adviser's global research capabilities to identify companies with above-average long-term growth prospects and attractive valuations and that possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The portfolio manager seeks to select those stocks with the best long-term performance expectations, using a broad range of company fundamentals, such as long-term growth prospects, price-to-earnings ratios and other valuation measures, dividend and profit growth, balance sheet strength and return on assets. The portfolio managers sell stocks in order to adjust or rebalance the Fund's portfolio and to replace companies with weakening fundamentals.

         The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts), primarily for portfolio management and hedging purposes. The Fund may to a limited degree invest in equity securities other than common stocks (such as equity-linked securities, preferred stocks and convertible securities) and may invest up to 10% of its assets in other investment companies. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in foreign and domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.


Principal Risks    Among the principal risks of investing in the
                   Fund, which could adversely affect its net asset value, yield and total return, are:

                   . Foreign Investment Risk        . Value Securities Risk          . Focused Investment Risk
                   . Emerging Markets Risk          . Growth Securities Risk         . Leveraging Risk
                   . Currency Risk                  . Smaller Company Risk           . Credit Risk
                   . Market Risk                    . Liquidity Risk                 . Management Risk
                   . Issuer Risk                    . Derivatives Risk

                   Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance        The Fund recently commenced operations and does not yet have
Information        a full calendar year of performance. Thus, no bar chart or
                   Average Annual Total Returns table is included for the Fund.

Fees and Expenses
of the Fund

                     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:


                     Shareholder Fees (fees paid directly from your investment)                           None

                     Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                 Distribution                   Total Annual
                                   Advisory      and/or Service   Other         Fund Operating  Fee         Net
                                   Fees          (12b-1) Fees(1)  Expenses(2)   Expenses        Waiver(3)   Expenses(3)
                     ---------------------------------------------------------------------------------------------------
                     Class D       0.75%         0.25%            [0.74%]       [1.74%]         [0.04%]     1.70%

                     (1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of [0.85%] per year under the administration agreement regardless of whether a portion or none of the [0.25%] authorized under the plan is paid under the plan. Please see "Management of the Funds - Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees", Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

                     (2) Other Expenses, which is based on estimated amounts for the Fund's initial fiscal year, reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").

                     (3) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for Class D shares in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

                     Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(1)

                     --------------------------------------------------------------------
                                       Year 1       Year 3       Year 5     Year 10
                     --------------------------------------------------------------------
                     Class D           $ 173         $ 536        $ 923      $ 2,009
                     --------------------------------------------------------------------

                     (1) The Examples are based on the Net Expenses shown in the preceding table.

PIMCO/Allianz Emerging Markets Fund


Principal Investments       Investment Objective             Fund Focus                       Approximate Capitalization
and Strategies              Seeks capital appreciation       Common stocks of non-U.S.        Range
                                                             issuers                          More than $200 million

                                                                                              Dividend Frequency
                                                                                              At least annually
                           Fund Category                     Approximate Number of Holdings
                           International Stocks              60-80


         The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in an international portfolio of common stocks and equity securities of companies located in emerging market countries within Europe, Asia, Latin America and Africa. The Fund may also invest in securities of foreign issuers traded on U.S. securities markets, but will normally not invest in U.S. issuers. However, the Fund has no other limits on geographic asset distribution and may invest in any foreign securities market in the world. The Fund invests most of its assets in foreign securities which trade in currencies other than the U.S. dollar and may invest directly in foreign currencies.

         The portfolio manager selects securities for the Fund using a research-driven "bottom-up" approach that seeks to identify companies with above-average long-term growth prospects and attractive valuations and that possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. In selecting stocks, the portfolio manager analyzes a broad range of company fundamentals, such as long-term growth prospects, price-to-earnings ratios and other valuation measures, dividend and profit growth, balance sheet strength and return on assets. A stock's liquidity and volatility are also considered. The portfolio manager sells stocks in order to adjust or rebalance the Fund's portfolio and to replace companies with weakening fundamentals.

         The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts), primarily for portfolio management and hedging purposes. The Fund may to a limited degree also invest in equity securities other than common stocks (such as equity-linked securities, preferred stocks and convertible securities) and may invest up to 10% of its assets in other investment companies. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in foreign and domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.


Principal Risks         Among the principal risks of investing in the Fund,
                        which could adversely affect its net asset value, yield and total return, are:

                        . Foreign Investment Risk        . Value Securities Risk          . Emerging Markets Risk
                        . Emerging Markets Risks         . Growth Securities Risk         . Focused Investment Risk
                        . Currency Risk                  . Smaller Company Risk           . Leveraging Risk
                        . Market Risk                    . Liquidity Risk                 . Credit Risk
                        . Issuer Risk                    . Derivatives Risk               . Management Risk

                        Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance             The Fund recently commenced operations and does not yet
Information             have a full calendar year of performance. Thus, no bar
                        chart or Average Annual Total Returns table is included for the Fund.


Fees and Expenses
of the Fund

                     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

                     Shareholder Fees (fees paid directly from your investment)                           None

                     Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                 Distribution                   Total Annual
                                   Advisory      and/or Service   Other         Fund Operating  Fee         Net
                                   Fees          (12b-1) Fees(1)  Expenses(2)   Expenses        Waiver(3)   Expenses(3)
                      ---------------------------------------------------------------------------------------------------
                      Class D      1.00%         0.25%            [0.74%]       [1.99%]         [0.04%]     1.95%

                     (1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of [0.85%] per year under the administration agreement regardless of whether a portion or none of the [0.25%] authorized under the plan is paid under the plan. Please see "Management of the Funds - Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees", Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

                     (2) Other Expenses, which is based on estimated amounts for the Fund's initial fiscal year, reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").

                     (3) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for Class D shares in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

                     Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(1)

                     ---------------------------------------------------------------------
                                       Year 1      Year 3       Year 5       Year 10
                     ---------------------------------------------------------------------
                     Class D           $ 198        $ 612       $ 1,052       $ 2,275
                     ---------------------------------------------------------------------

                     (1) The Examples are based on the Net Expenses shown in the preceding table.

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio will decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Growth Securities Risk

Each Fund emphasizes investments in equity securities of companies that its portfolio manager believes will experience relatively rapid earnings growth. The Funds place particular emphasis on growth securities. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Value Securities Risk

The Funds may invest in companies that may not be expected to experience significant earnings growth, but whose securities its portfolio manager believes are selling at a price lower than their true value. The New Asia, Europe Growth and Emerging Markets Funds place particular emphasis on value securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Smaller Company Risk

The general risks associated with equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. The Small-Cap Technology Fund has substantial exposure to this risk because it invests primarily in the securities of companies with market capitalizations below $200 million. The Healthcare Innovation,

Internet Innovation, Telecom Innovation, Electronics Innovation, New Asia, Europe Growth, Select World and Emerging Markets Funds also have significant exposure to this risk because they invest substantial assets in companies with medium-sized market capitalizations, which are smaller and generally less-seasoned than the largest companies.


IPO Risk


The Funds, particularly the Healthcare Innovation, Internet Innovation, Small-Cap Technology, Telecom Innovation and Electronics Innovation Funds, may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion of the securities being offered in an IPO may be made available to the Fund or because under certain market conditions few companies may issue securities in IPOs. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Liquidity Risk

All of the Funds are subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Risk

All of the Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.


Sector Specific Risks


In addition to other risks, Funds that invest a substantial portion of their assets in related industries (or "sectors") may have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments. The Funds that "concentrate" their investments in certain sectors and some of the risks of investing in those sectors are provided below.


         Healthcare Related Risk. The Healthcare Innovation Fund concentrates its investments in the healthcare industry. Therefore, it is subject to risks particular to that industry, including rapid obsolescence of products and services, patent expirations, risks associated with new regulations and changes to existing regulations, changes in government subsidy and reimbursement levels, and risks associated with the government approval process.

         Internet Related Risk. The Internet Innovation Fund is subject to risks prevalent in the Internet sector, such as the risks of rapid obsolescence of products and services, intense competition, significant losses and/or limited earnings, security price volatility and limited operating histories, because it concentrates its investments in that sector.


         Technology Related Risk. Because the Small-Cap Technology Fund concentrates its investments in the technology sector, it is subject to risks prevalent in that sector, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories.



         Telecommunications Related Risk. The Telecom Innovation Fund concentrates its investments in the telecommunications industry. Therefore, it is subject to risks particularly affecting that industry, such as risks associated with government regulation of products, services and rates of return, new regulations and changes to existing regulations, changes to government subsidy levels, and increasing competition.


         Electronics Related Risk. The Electronics Innovation Fund is subject to risks prevalent in the electronics sector, such as the risks of short product cycles and rapid obsolescence of products and services, intense competition, significant losses and/or limited earnings, security price volatility and limited operating histories, because it concentrates its investments in that sector.


Foreign (non-U.S.) Investment Risk

A Fund that invests in foreign securities, and particularly the New Asia, Europe Growth, Select World and Emerging Markets Funds, may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that a Fund, such as New Asia, Europe Growth, Select World and Emerging Markets Funds, invests a significant portion of its assets in a narrowly defined geographic area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks associated with foreign investments. Adverse conditions in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.

Emerging Markets Risk

Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. The Emerging Markets Fund is particularly susceptible to these risks because it invests principally in companies located in emerging markets countries. The New Asia and Select World Funds also have substantial exposure to these risks because these Funds may invest a significant portion of their assets in emerging market securities. In addition, the risks associated with investing in a narrowly defined geographic area (discussed above under "Foreign (non-U.S.) Investment Risk") are more pronounced for the Funds that invest in emerging markets.

Currency Risk

Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The New Asia, Europe Growth, Select World and Emerging Markets Funds are particularly sensitive to currency risk. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Focused Investment Risk


Focusing Fund investments in a small number of issuers, industries or foreign currencies or regions increases risk. Funds that invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks. The New Asia, Europe Growth, Select World and Emerging Markets Funds may be subject to increased risk to the extent that they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area such as Europe, Asia or South America, because companies in those areas may share common characteristics and react similarly to market developments. Also, the Funds may from time to time have greater risk to the extent they invest a substantial portion of their assets in related industries such as "financial and business services" or "technology," which may also share common characteristics and react similarly to market developments.

Leveraging Risk


Leverage, including borrowing, will cause the value of a Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Interest Rate Risk


To the extent that Funds purchase fixed income securities for investment or defensive purposes, they will be subject to interest rate risk, a market risk relating to investments in fixed income securities such as bonds and notes. As interest rates rise, the value of fixed income securities in a Fund's portfolio are likely to decrease. Securities with longer "durations" (defined below) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Credit Risk

All of the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO Advisors, the Sub-Advisers and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Management of the Funds

Investment Adviser and Administrator

PIMCO Advisors serves as the investment adviser and the administrator (serving in its capacity as administrator, the "Administrator") for the Funds. Subject to the supervision of the Board of Trustees, PIMCO Advisors is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.


PIMCO Advisors is located at 800 Newport Center Drive, Newport Beach, California 92660. Organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of [ ], 2000, PIMCO Advisors and its subsidiary partnerships had more than $[ ] billion in assets under management.

PIMCO Advisors has retained its subsidiary PIMCO/Allianz International Advisors LLC to manage the investments of the New Asia, Europe Growth, Select World and Emerging Markets Funds. The PIMCO Equity Advisors division of PIMCO Advisors manages the investments of the Healthcare Innovation, Internet Innovation, Small-Cap Technology, Telecom Innovation and Electronics Innovation Funds (PIMCO Equity Advisors and PIMCO/Allianz International Advisors LLC are each referred to as a "Sub-Adviser" in this prospectus). See "Sub-Advisers" below.


PIMCO Advisors has retained its affiliate, Pacific Investment Management Company LLC, to provide various administrative and other services required by the Funds in its capacity as sub-administrator. PIMCO Advisors and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory Fees

Each Fund pays PIMCO Advisors fees in return for providing or arranging for the provision of investment advisory services. In the case of Funds for which PIMCO Advisors has retained PIMCO/Allianz International Advisors LLC, PIMCO Advisors (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

The Funds will pay monthly advisory fees to PIMCO Advisors at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund                                                         Advisory Fees

Healthcare Innovation and Telecom                                0.70%
Innovation Funds

Europe Growth and Select World Funds                             0.75%

Internet Innovation, Small-Cap Technology                        0.80%
and Electronics Innovation Funds

New Asia and Emerging Markets Funds                              1.00%


Administrative Fees


Each Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Institutional and Administrative Class shareholders of each Fund pay an administrative fee to PIMCO Advisors, computed as a percentage of the Fund's assets attributable in the aggregate to those classes of shares. PIMCO Advisors, in turn, provides or procures administrative services for Institutional and Administrative Class shareholders and also bears the costs of most third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Institutional and Administrative Class shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust's disinterested Trustees.

Class D shareholders of the Funds will pay PIMCO Advisors monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class D shares):

Fund                                                       Administrative Fees

Healthcare Innovation, Internet Innovation,                     [0.50]%
Small-Cap Technology, Telecom Innovation and Electronics Innovation Funds

New Asia, Europe Growth, Select World and                       [0.70]%
Emerging Markets Funds

12b-1 Plan for Class D Shares

The Funds' administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the 1940 Act. The plan provides that up to 0.25% per annum of the Class D administrative fees paid under the administration agreement may represent reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution of Class D shares and/or the provision of shareholder services. Because 12b-1 fees would be paid out of a Fund's Class D share assets on an ongoing basis, over time these fees would increase the cost of your investment in Class D shares and may cost you more than other types of sales charges.

Sub-Advisers

Each Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund's assets. The following provides summary information about each Sub-Adviser, including the Fund(s) it manages.



  Sub-Adviser*                              Funds

PIMCO Equity Advisors                       Healthcare Innovation, Internet Innovation, Small-Cap Technology,
1345 Avenue of the Americas, 50th Floor     Telecom Innovation and Electronics Innovation Funds
New York, NY 10105

PIMCO/Allianz International Advisors LLC    New Asia, Europe Growth, Select World and Emerging Markets Funds
("PAIA")
1345 Avenue of the Americas, 50th Floor
New York, NY 10105


* PIMCO Equity Advisors is a division of PIMCO Advisors. PIMCO/Allianz International Advisors LLC is a wholly-owned subsidiary of PIMCO Advisors.


The following provides additional information about each Sub-Adviser and the individual portfolio managers who share primary responsibility for managing the Funds' investments.

PIMCO Equity Advisors

A division of PIMCO Advisors, PIMCO Equity Advisors provides equity-related advisory services to mutual funds and institutional accounts. See "Investment Adviser and Administrator" above for additional information about PIMCO Advisors.

The following individuals at PIMCO Equity Advisors have primary responsibility for the noted Funds.



  Fund                    Portfolio Managers     Since               Recent Professional Experience

Healthcare Innovation     Dennis P. McKechnie    2000 (Inception)    Portfolio Manager of PIMCO Equity Advisors. Prior
                                                                     to joining PIMCO Advisors, he was with Columbus
                                                                     Circle Investors from 1991 to 1999, where he
                                                                     managed equity accounts and served in various
                                                                     capacities including as Portfolio Manager for the
                                                                     Innovation Fund.


                          Jiyoung Kim            2000 (Inception)    Senior Research Analyst for PIMCO Innovation Fund, where
                                                                     she covers biotechnology, telecommunications equipment,
                                                                     semiconductors and networking. Prior to joining PIMCO
                                                                     Equity Advisors in [ ], she was a Senior Research
                                                                     Analyst at Fred Alger Management from [ ] to [ ]. Prior
                                                                     to that, she was a Senior Research Technician at
                                                                     Repligen (a [ ] company).

Internet Innovation       Mr. McKechnie          2000 (Inception)    See above.


                          Ms. Kim                2000 (Inception)    See above.

Small-Cap Technology      Thomas Keyes           2000 (Inception)    Senior Research Analyst for PIMCO Equity Advisors. Prior
                                                                     to joining PIMCO Equity Advisors, he was a research
                                                                     analyst at Alliance Capital in its Small-Cap Program
                                                                     from 1997 to 1999, where he focused on small-cap
                                                                     technology stocks. He was a Vice President at Bankers
                                                                     Trust from 1994 to 1997, where he focused on equity
                                                                     research of technology stocks.

Telecom Innovation        Mr. McKechnie          2000 (Inception)    See above.



                          Ms. Kim                2000 (Inception)    See above.

Electronics               Mr. McKechnie          2000 (Inception)    See above.
Innovation


                          Ms. Kim                2000 (Inception)    See above.


PIMCO/Allianz International Advisors LLC


A wholly-owned subsidiary of PIMCO Advisors, PAIA provides international advisory services to mutual funds. PAIA commenced operations in [ ] 2000.

   The following individuals at PIMCO/Allianz International Advisors LLC share primary responsibility for each of the noted Funds.


                     Portfolio
Fund                 Managers               Since                Recent Professional Experience

New Asia             Norbert Kaldun         2000 (Inception)     Portfolio Manager for Allianz Advisory and
                                                                 Management GmbH ("Allianz AAM"), where he has
                                                                 been responsible for Eastern European equity
                                                                 research and management. From 1997 to 1998, he
                                                                 served as a Portfolio Manager with Allianz
                                                                 Lebensverischerungs AG.

Europe Growth        Wolfram Gerdes         2000 (Inception)     Managing director of Equity Portfolio Management
                     (lead Manager)                              at Allianz AAM since 1998. Prior to joining
                                                                 Allianz AAM, he held various positions,
                                                                 including head of Portfolio Management, with
                                                                 Allianz Lebensversicherungs AG from 1992 to
                                                                 1998.

                     Gilles Guez            2000 (Inception)     Head of European equities at AGF Asset
                     (co-Manager)                                Management since March 2000. Previously, Mr.
                                                                 Guez was a fund manager and head of European
                                                                 convertible bond funds at Paribas Asset
                                                                 Management (since 1997). From 1992 to 1997, he
                                                                 worked at Indosuez Asset Management, serving in
                                                                 various capacities, including Fund Manager, for
                                                                 European equities.

Select World         Udo Frank              2000 (Inception)     Managing Director and Chief Investment Officer of
                     (lead Manager)                              Allianz Asset Advisory and Management GmbH,
                                                                 responsible for the entire investment area (since
                                                                 1997).  Previously, Mr. Frank served as the Chief
                                                                 Investment Officer of Allianz KAG (since 1994).

                     Wolfram Gerdes         2000 (Inception)     See above.
                     (co-Manager)

                     Gerd Wolfgang Hintz    2000 (Inception)     Managing Director of the Equity Research
                     (co-Manager)                                Department at Allianz AAM since 1998. In
                                                                 addition, he has been responsible for Allianz
                                                                 AAM's trading department since January 2000.
                                                                 Previously, he was the head of Research and
                                                                 Investor Relations of Allianz AG.

Emerging Markets     Norbert Kaldun         2000 (Inception)     See above.



In managing the portfolios of the New Asia and Emerging Markets Funds, Mr. Kaldun will be assisted by Mr. Ian Lui of Allianz Asset Management (HK) Limited in Singapore and his Allianz research team.


Adviser/Sub-Adviser Relationship

Shareholders of each Fund have approved a proposal permitting PIMCO Advisors to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order prohibits PIMCO Advisors from entering into sub-advisory agreements with affiliates of PIMCO Advisors without shareholder approval, unless those affiliates are substantially wholly-owned by PIMCO Advisors. PIMCO Advisors has the ultimate responsibility to oversee the Sub-Advisers and to recommend their hiring, termination and replacement.

Distributor

The Trust's Distributor is PIMCO Funds Distributors LLC, a wholly owned subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stamford, Connecticut 06902, is a broker-dealer registered with the Securities and Exchange Commission.

How Fund Shares Are Priced

The net asset value ("NAV") of a Fund's Class D shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, the calculation of the NAV of the New Asia, Europe Growth, Select World and Emerging Markets Funds may not take place contemporaneously with the determination of the prices of foreign securities used in the NAV calculations.

Fund shares are valued at the close of regular trading (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.


In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.


How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange Class D shares of the Funds.

General Information


 . Financial Service Firms. Broker-dealers, registered investment advisers and other financial service firms provide varying investment products, programs or accounts, pursuant to arrangements with the Distributor, through which their clients may purchase and redeem Class D shares of the Funds. Firms will generally provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by your account, including, without limitation, transfers of registration and dividend payee changes. Firms may also perform other functions, including generating confirmation statements and disbursing cash dividends, and may arrange with their clients for other investment or administrative services. Your firm may independently establish and charge you transaction fees and/or other additional amounts for such services, which may change over time. These fees and additional amounts could reduce your investment returns on Class D shares of the Funds.

Your financial service firm may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. A firm may be paid for its services directly or indirectly by the Funds, PIMCO Advisors or an affiliate (normally not to exceed an annual rate of 0.35% of a Fund's average daily net assets attributable to its Class D shares and purchased through such firm for its clients). Your firm may establish various minimum investment requirements for Class D shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class D shares or the reinvestment of dividends. Please contact your firm for information.

This Prospectus should be read in connection with your firm's materials regarding its fees and services.

 . Calculation of Share Price and Redemption Payments. When you buy or sell (redeem) Class D shares of the Funds, you pay or receive a price equal to the NAV of the shares. NAVs are determined at the close of regular trading (normally, 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open. See "How Fund Shares Are Priced" above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day's NAV if the orders were received by the firm from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 7:00 p.m., Eastern time).

The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (according to the succeeding day's NAV).

Buying Shares

Class D shares of each Fund are continuously offered through financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of the Funds in particular investment products, programs or accounts for which a fee may be charged. See "Financial Service Firms" above.

You may purchase Class D shares only through your financial service firm. In connection with purchases, your financial service firm is responsible for forwarding all necessary documentation to the Distributor, and may charge you for such services. If you wish to purchase shares of the Funds directly from the Trust or the Distributor, you should inquire about the other classes of shares offered by the Trust. Please call the Distributor at 1-888-87-PIMCO for information about other investment options.

Class D shares of the Funds will be held in your account with your financial service firm and, generally, your firm will hold your Class D shares in nominee or street name as your agent. In most cases, the Trust's transfer agent, PFPC, Inc., will have no information with respect to or control over accounts of specific Class D shareholders and you may obtain information about your accounts only through your financial service firm. In certain circumstances, your firm may arrange to have your shares held in your own name or you may subsequently become a holder of record for some other reason (for instance, if you terminate your relationship with your firm). In such circumstances, please contact the Distributor at 1-888-87-PIMCO for information about your account. In the interest of economy and convenience, certificates for Class D shares will not be issued.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

Investment Minimums

The following investment minimums apply for purchases of Class D shares.

                    Initial Investment              Subsequent Investments
                     $2,500 per Fund                     $100 per Fund


Your financial service firm may impose different investment minimums than the Trust. For example, if your firm maintains an omnibus account with a particular Fund, the firm may impose higher or lower investment minimums than the Trust when you invest in Class D shares of the Fund through your firm. Please contact your firm for information.

Exchanging Shares

Except as provided below or in the applicable Fund's or series' prospectus(es), you may exchange your Class D shares of any Fund for Class D shares of any other Fund or series of PIMCO Funds: Pacific Investment Management Series that offers Class D shares. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any exchange fees or charges. Your financial service firm may impose various fees and charges, investment minimums and other requirements with respect to exchanges. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. Please contact your financial service firm to exchange your shares and for additional information about the exchange privilege.

The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO Advisors, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO Advisors to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so at any time. Except as otherwise permitted by Securities and Exchange Commission regulations, the Trust will give 60 days' advance notice to your financial service firm of any termination or material modification of the exchange privilege with respect to Class D shares.

Selling Shares

You can sell (redeem) Class D shares through your financial service firm on any day the New York Stock Exchange is open. You do not pay any fees or other charges to the Trust or the Distributor when you sell your shares, although your financial service firm may charge you for its services in processing your redemption request. Please contact your firm for details. If you are the holder of record of your Class D shares, you may contact the Distributor at 1-888-87-PIMCO for information regarding how to sell your shares directly to the Trust.

Your financial service firm is obligated to transmit your redemption orders to the Distributor promptly and is responsible for ensuring that your redemption request is in proper form. Your financial service firm will be responsible for furnishing all necessary documentation to the Distributor or the Trust's transfer agent and may charge you for its services. Redemption proceeds will be forwarded to your financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

Redemptions of Fund shares may be suspended when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Redemptions In Kind

The Trust had agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.


Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to its Class D shares are calculated in the same manner and at the same time. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.



Fund                                                      At Least Annually     Quarterly

Healthcare Innovation, Internet Innovation, Small-Cap             *
Technology, Telecom Innovation and Electronics
Innovation Funds

New Asia, Europe Growth, Select World and Emerging                *
Markets Funds


In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

 . Reinvest all distributions in additional Class D shares of your Fund at NAV. This will be done unless you elect another option.

 . Invest all distributions in Class D shares of any other Fund or another series of the Trust or PIMCO Funds: Pacific Investment Management Series which offers Class D shares at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. This option must be elected when your account is set up.

 . Receive all distributions in cash (either paid directly to you or credited to your account with your financial service firm). This option must be elected when your account is set up.

Your financial service firm may offer additional distribution reinvestment programs or options. Please contact your firm for details.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions. If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

For further information on distribution options, please contact your financial service firm or call the Distributor at 1-888-87-PIMCO.

Tax Consequences

Taxes on Fund distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to you as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will generally be taxable to you as ordinary income.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction will generally be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

A Note on Foreign Investments. A Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

This section relates only to federal income tax consequences of investing in the Funds; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of Securities
and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investments or strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of PIMCO Advisors, the Sub-Advisers and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Fixed Income Securities and Defensive Strategies

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates, and include corporate and government bonds, notes, certificates of deposit, commercial paper, convertible securities and mortgage-backed and other asset-backed securities.

The Healthcare Innovation, Internet Innovation, Small-Cap Technology, Telecom Innovation, Electronics Innovation, New Asia, Europe Growth, Select World and Emerging Markets Funds will each invest primarily in common stocks, and may also invest in other kinds of equity securities, including preferred stocks and securities (including fixed income securities and warrants) convertible into or exercisable for common stocks. Each of these Funds may invest a portion of their assets in fixed income securities. The Funds may temporarily hold up to 100% of their assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions. The New Asia, Europe Growth, Select World and Emerging Markets Funds may also hold up to 100% of their assets in other domestic fixed income, foreign fixed income and equity securities principally traded in the U.S., including obligations issued or guaranteed by a foreign government or its agencies, authorities or instrumentalities, corporate bonds and American Depository Receipts, for temporary defensive purposes.

The temporary defensive strategies described in this section would be inconsistent with the investment objective and principal investment strategies of each of the noted Funds and may adversely affect the Fund's ability to achieve its investment objective.

Companies With Smaller Market Capitalizations

Each of the Funds may invest in securities of companies with market capitalizations that are small compared to other publicly traded companies. The Small-Cap Technology Fund invests primarily in smaller companies and is especially sensitive to the risks described below. In addition, the Healthcare Innovation, Internet Innovation, Telecom Innovation, Electronics Innovation, New Asia, Europe Growth, Select World and Emerging Markets Funds generally have significant exposure to these risks.

Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.


Initial Public Offerings


The Funds, particularly the Healthcare Innovation, Internet Innovation, Small-Cap Technology, Telecom Innovation and Electronics Innovation Funds, may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion of the securities being offered in an IPO may be made available to the Fund or because under certain market conditions few companies may issue securities in IPOs. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Foreign Securities


The New Asia, Europe Growth, Select World and Emerging Markets Funds normally invest principally in securities of foreign issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). The Healthcare Innovation, Internet Innovation, Small-Cap Technology, Telecom Innovation and Electronics Innovation Funds may invest up to 15% of their respective assets in foreign securities, and may invest without limit in American Depository Receipts ("ADRs").


All of the Funds may invest in ADRs, European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Emerging Market Securities

The Funds may invest in securities of issuers based in or that trade principally in countries with developing (or "emerging market") economies. The Emerging Markets Fund is particularly susceptible to these risks because it invests principally in companies located in emerging markets countries. The New Asia and Select World Funds also have substantial exposure to these risks because these Funds may invest significant portions of their assets in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.


Special Risks of Investing in Russian and Other Eastern European Securities. The Select World and Emerging Markets Funds may invest a significant portion of their assets in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When a Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

Foreign Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. The New Asia, Europe Growth, Select World and Emerging Markets Funds are particularly sensitive to this risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, significant uncertainty surrounds the recent introduction of the euro (a common currency unit for the European Union) in January 1999 and the effect it may have on the value of securities denominated in local European currencies. The Europe Growth Fund is especially susceptible to risks associated with the introduction of the euro because it invests principally in European companies, many of which are located in European Monetary Union countries. The euro and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.


Foreign Currency Transactions. The Funds may enter into forward foreign currency exchange contracts, primarily to reduce the risks of adverse changes in foreign exchange rates. In addition, the Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

The New Asia, Europe Growth, Select World and Emerging Markets Funds may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's portfolio manager. The Funds may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. Each Fund will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

Convertible Securities

Each Fund may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Derivatives

Each Fund may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed.

Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements. The Funds may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. Each Fund may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

Equity-Linked Securities


The Funds may invest up to 15% of their assets in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that a Fund invests in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities. See "Foreign Securities" above. In addition, an investing Fund bears the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities may be considered illiquid and thus subject to the Funds' restrictions on investments in illiquid securities.

Credit Ratings and Unrated Securities

The Funds may invest in securities based on their credit ratings assigned by rating agencies such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"). Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO Advisors and the Sub-Advisers do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

High Yield Securities


Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "high yield securities" or "junk bonds." The Funds may invest in these securities. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk. These securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. They may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments and may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

Short Sales

Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. A Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Those Funds whose investment objectives do not include the earning of income will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings

Each Fund may enter into reverse repurchase agreements, subject to the Fund's limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.

Illiquid Securities

Each Fund may invest in securities that are illiquid so long as not more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in Other Investment Companies


The New Asia, Europe Growth, Select World and Emerging Markets Funds may each invest up to [10%] of their assets in securities of other investment companies, such as closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. The Healthcare Innovation, Internet Innovation, Small-Cap Technology, Telecom Innovation and Electronics Innovation Funds may invest up to 5% of their assets in such securities. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Changes in Investment Objectives and Policies

The investment objective of each Fund described in this Prospectus may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. If there is a change in a Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New Funds


In addition to the risks described under "Summary of Principal Risks" above and in this section, the Funds are newly formed and therefore have no history upon which investors can evaluate their likely performance. Also, it is possible that a Fund may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Fund's size, may have a disproportionate impact on the Fund's performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

PIMCO Funds:
Multi-Manager Series

INVESTMENT ADVISER AND ADMINISTRATOR
PIMCO Advisors L.P., 800 Newport Center Drive, Newport Beach, CA 92660

SUB-ADVISERS
Pimco Equity Advisors division of PIMCO Advisors L.P.,
PIMCO/Allianz International Advisors LLC

DISTRIBUTOR
PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902

CUSTODIAN
State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

SHAREHOLDER SERVICING AND TRANSFER AGENT
PFPC, Inc., Box 9688, Providence, RI 02940

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL
Ropes & Gray, One International Place, Boston, MA 02110


For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.pimcofunds.com.

The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-927-4648 or PIMCO Infolink Audio Response Network at 1-800-987-4626, or by writing to:

PIMCO Funds: Multi-Manager
Series 840 Newport Center Drive
Suite 300 Newport Beach, CA
92660

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161

File No. 811-6161

[LOGO OF PIMCO FUNDS]

PIMCO Funds
Multi-Manager Series

840 Newport Center Drive
Suite 300
Newport Beach, CA 92660

PY001.04/00

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                            PIMCO SELECT VALUE FUND

                         Private Placement Memorandum
                               October 31, 2000

                           ________________________

The PIMCO SELECT VALUE FUND (the "Fund") is one of thirty-eight separate investment portfolios of PIMCO Funds: Multi-Manager Series, an open-end series management investment company (the "Trust"). The other series are offered pursuant to separate prospectuses. Reference is made to the Trust's Prospectus for Institutional and Administrative Class shares dated April 3, 2000 (as revised or supplemented from time to time, the "Institutional Prospectus"), which has been filed with the Securities and Exchange Commission ("SEC") and portions of which are incorporated herein by reference. In the Institutional Prospectus, references to the "Funds" or a "Fund" are deemed to refer to PIMCO Select Value Fund unless otherwise set forth herein or therein or unless the context otherwise requires.

                            ________________________

THE SECURITIES OFFERED HEREBY HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, AS AMENDED, OR THE SECURITIES LAWS OF ANY STATE, AND MAY NOT BE TRANSFERRED OR RESOLD UNLESS SO REGISTERED OR EXEMPT THEREFROM. HOWEVER, THE SECURITIES ARE REDEEMABLE AS DESCRIBED IN THIS PRIVATE PLACEMENT MEMORANDUM. IN CERTAIN CASES INVESTORS MAY BE REDEEMED "IN KIND" AND RECEIVE PORTFOLIO SECURITIES HELD BY THE FUND IN LIEU OF CASH UPON REDEMPTION. IN SUCH CASE, AN INVESTOR WILL INCUR COSTS WHEN THE INVESTOR SELLS THE SECURITIES DISTRIBUTED.

NO PERSON HAS BEEN AUTHORIZED TO MAKE ANY REPRESENTATIONS OR PROVIDE ANY INFORMATION WITH RESPECT TO THE SHARES EXCEPT SUCH INFORMATION AS IS CONTAINED IN THIS MEMORANDUM AND IN THE STATEMENT OF ADDITIONAL INFORMATION OR IN OTHER MATERIALS APPROVED BY THE TRUST. NO SALES MADE HEREUNDER SHALL UNDER ANY CIRCUMSTANCES CREATE AN IMPLICATION THAT THERE HAS BEEN NO CHANGE IN MATTERS DISCUSSED HEREIN SINCE THE DATE HEREOF.

     This Private Placement Memorandum concisely describes the information which investors ought to know about the Fund before investing. Please read this Memorandum carefully and keep it for further reference. The Institutional Prospectus and a Statement of Additional Information for the Trust dated August 4, 2000, as revised or supplemented from time to time (as so revised or supplemented, the "Statement of Additional Information"), are available free of charge by writing to PIMCO Funds: Multi-Manager Series, 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660 or by calling 1-800-927-4648. The Statement of Additional Information, which contains more detailed information about the Fund and the Trust, has been filed with the SEC and is incorporated by reference into this Private Placement Memorandum.

     The Fund does not intend to offer its shares for sale to the public at this time. The Fund may in the future offer shares to the public pursuant to an amendment to the Trust's Registration Statement, as discussed below under "Investment Options."

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

     The Fund's investment objective is long-term growth of capital and income. The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. Although the Fund typically invests in companies with market capitalizations of at least $5 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in income producing (e.g., dividend-paying) stocks. The Fund normally invests in the securities of 20 to 30 issuers.

     The portfolio manager selects stocks for the Fund using a "value" style. The portfolio manager invests primarily in common stocks of companies having below-average valuations whose business fundamentals are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell a stock when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive. The Fund is "non-diversified," which means it invests in a relatively small number of issuers.

     The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs).

     In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

PRINCIPAL RISKS
---------------

     Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

 .  Market Risk                         .  Management Risk
 .  Issuer Risk                         .  Foreign Investment Risk
 .  Focused Investment Risk             .  Currency Risk
 .  Credit Risk

Please see "Summary of Principal Risks" following the Fund Summaries in the Institutional Prospectus for a description of these and other risks of investing in the Fund. In addition, "Summary of Principal Risks--Focused Investment Risk" is supplemented to indicate that Funds, such as the Select Value Fund, that are "non-diversified" because they invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.

ADDITIONAL RISKS OF INVESTING IN THE FUND
-----------------------------------------

     In addition to the risks described under "Principal Risks" above, the Fund is newly formed and therefore has no history upon which investors can evaluate its likely performance. Accordingly, there can be no assurance that the Fund will achieve its investment objective. Also, it is possible that the Fund may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Fund's small size, may have a disproportionate impact on the Fund's performance results. The Fund would not necessarily achieve the same performance results if its aggregate net assets were greater.

MANAGEMENT OF THE FUND

MANAGEMENT OF THE FUND'S INVESTMENT PORTFOLIO
---------------------------------------------

     The Fund's investment portfolio is managed by John K. Schneider, a Vice President of the Trust. Mr. Schneider is also a Portfolio Manager at the PIMCO Equity Advisors division ("PIMCO Equity Advisors") of PIMCO Advisors L.P. ("PIMCO Advisors"). PIMCO Advisors serves as investment adviser to the other series of the Trust. Additional information about Mr. Schneider, PIMCO Advisors and PIMCO Equity Advisors can be found in the Institutional Prospectus under "Management of the Funds--Investment Adviser and Administrator" and "Management of the Funds--PIMCO Equity Advisors," which are incorporated herein by reference.

     The Fund does not pay any fee to Mr. Schneider or to PIMCO Advisors for Mr. Schneider's services as the Fund's portfolio manager. However, it is anticipated that in the future the Fund may offer shares to the public, as discussed below under "Investment Options," at which time the Fund would, subject to the approval of the Board of Trustees of the Trust and the shareholders of the Fund, enter into an Investment Advisory Agreement with PIMCO Advisors pursuant to which PIMCO Advisors will assume responsibility for managing the Fund's investment portfolio. Mr. Schneider is expected to continue as the Fund's portfolio manager if and when PIMCO Advisors assumes responsibility for managing the Fund's portfolio. The Trust believes that the assumption by PIMCO Advisors of this responsibility will have no material effect on how the Fund's portfolio is managed.

FUND ADMINISTRATOR
------------------

     PIMCO Advisors serves as the Fund's administrator. Information about the Fund's administration arrangements is found in the Institutional Prospectus under "Management of the Funds--Administrative Fees," which is incorporated herein by reference. The Fund pays PIMCO Advisors administrative fees at the annual rate of 0.25% of the Fund's average daily net assets attributable to the Fund's Institutional Class shares, and 0.40% attributable to the Fund's Class A shares.

DISTRIBUTOR
-----------

     The Fund's distributor is PIMCO Funds Distributor LLC, a wholly owned subsidiary of PIMCO Advisors. Information about the Distributor is found in the Institutional Prospectus under the caption "Management of the Funds-- Distributor," which is incorporated herein by reference.

INVESTMENT OPTIONS

     The Fund does not intend to offer its shares for sale to the public at this time. In the future, the Fund may offer Class A, Class B, Class C, Class D, Institutional Class and/or Administrative Class shares to the public pursuant to an amendment to the Trust's Registration Statement. Information about the various classes of shares of the Fund is incorporated by reference herein as provided below. Information about Institutional and Administrative Class shares of the Trust is found in the section of the Institutional Prospectus captioned "Investment Options--Institutional and Administrative Class Shares." Information about Class A, B and C shares of the Trust is found in the Trust's Prospectus for Class A, B and C shares dated April 3, 2000, as from time to time revised or supplemented, in the section captioned "Investment Options--Class A, B and C Shares," which is incorporated herein by reference. Information about Class D shares of the Trust is found in the Trust's Prospectus for Class D shares dated June 1, 2000, as from time to time revised or supplemented, in the section captioned "How to Buy and Sell Shares," which is incorporated herein by reference.

     Purchase of Fund Shares:
     ------------------------

     Until such time as the Fund offers Class A, Class B, Class C, Class D, Institutional Class and/or Administrative Class shares as set forth above, the Fund will have only two classes of shares, Class A and Institutional Class, which currently are not offered for sale to the public. Currently, all investors in the Fund must be "accredited investors" as defined in Regulation D under the Securities Act of 1933.

     All investments are made at the net asset value next determined after an order and payment for the investment are received by the Fund by the designated cutoff time for each accredited investor. There is no minimum initial or subsequent investment in the Fund. The Fund reserves the right to cease accepting investments in the Fund at any time or to reject any investment order.

     Shares may be purchased (i) in cash, (ii) in exchange for securities subject to the determination by the Fund that the securities to be exchanged are acceptable, or (iii) by a combination of such securities and cash. Securities acceptable to the Fund as consideration for Fund shares will be valued as set forth under "How Fund Shares are Priced" in the Institutional Prospectus as of the time of the next determination of net asset value after such acceptance.
All dividends, subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Trust upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes may be realized by investors upon the exchange, depending upon the investor's basis in the securities tendered. The Fund will not approve securities as acceptable consideration for Fund shares unless (i) the Fund, in its sole discretion, believes the securities are appropriate investments for the Fund; (ii) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (iii) the securities may be acquired under the investment restrictions applicable to the Fund.

     Redemption of Fund Shares:
     --------------------------

     An investor in the Fund may redeem all or a portion of its investment at the net asset value next determined after receipt by the Fund of a redemption request in proper form on any day the New York Stock Exchange ("Exchange") is open for business ("business day"). The redemption request must be received by the close of regular trading on the Exchange (normally 4:00 p.m. Eastern time). Proceeds of the redemption will be paid as promptly as possible but in any event within seven business days after receipt of the request.

     If the Fund determines, in its sole discretion, that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Securities used to redeem Fund shares in-kind will be valued in accordance with the Fund's procedures for valuation described under "How Fund Shares are Priced" in the Institutional Prospectus. Securities distributed by the Fund in-kind will be selected by the Fund in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. Any in-kind redemptions will be of readily marketable securities to the extent available. Investors may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

     The Fund may suspend the right of redemption and may postpone payment for more than seven days when the Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to fairly determine the value of the net assets of the Fund, or during any other period permitted by the Securities and Exchange Commission for the protection of investors.

     Currently, the Fund does not charge any sales load, contingent deferred sales charge ("CDSC") or Rule 12b-1 fees, although Class A, B, C and D and Administrative Class shares may charge sales loads, CDSCs and/or 12b-1 fees.

CHANGES IN INVESTMENT OBJECTIVES AND POLICIES

     The investment objective of the Fund described above may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Fund may be changed by the Board of Trustees without shareholder approval. If there is a change in the Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

ADVISER/SUB-ADVISER RELATIONSHIP

     PIMCO Advisors is permitted to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to the Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order prohibits PIMCO Advisors from entering into sub-advisory agreements with affiliates of PIMCO Advisors without shareholder approval, unless those affiliates are substantially wholly-owned by PIMCO Advisors.

ADDITIONAL INFORMATION

     Information about how Fund shares are priced, Fund distributions and the tax consequences of investing in the Fund can be found in the sections of the Institutional Prospectus captioned, respectively, "How Fund Shares Are Priced," "Fund Distributions," and "Tax Consequences," which are incorporated herein by reference. The Fund intends to declare and distribute income dividends at least annually. In addition, the Fund intends to distribute any capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually.

                      PIMCO FUNDS:  MULTI-MANAGER SERIES

                         Supplement Dated [   ], 2000
                                    to the
           Statement of Additional Information Dated November 1, 2000

                Disclosure relating to PIMCO Select Value Fund


--------------------------------------------------------------------------------

Note: This document supplements the PIMCO Funds: Multi-Manager Series (the "Trust") Statement of Additional Information dated November 1, 2000 (as revised or supplemented from time to time, the "Statement of Additional Information"), which is incorporated by reference herein. In the Statement of Additional Information, references to the "Funds" or a "Fund" are deemed to refer to PIMCO Select Value Fund unless otherwise set forth herein or therein or unless the context otherwise requires. This Supplement relates solely to PIMCO Select Value Fund, and does not amend or supersede any disclosure relating to any other series of the Trust.

--------------------------------------------------------------------------------


1.  Date of the Statement of Additional Information.

    The date of the Statement of Additional Information is hereby amended to [ ], 2000.

2.  New Series of the Trust

    PIMCO Select Value Fund (the "Fund") is a new non-diversified series of the Trust. The Fund does not intend to offer its shares for sale to the public at this time. The Fund may in the future offer shares to the public pursuant to an amendment to the Trust's Registration Statement, as discussed in the Private Placement Memorandum of the Fund dated October 31, 2000 (as from time to time revised or supplemented, the "Private Placement Memorandum").

     This Supplement to the Statement of Additional Information is not a prospectus, and should be read in conjunction with the Private Placement Memorandum. Information from the Private Placement Memorandum is incorporated by reference into this Supplement to Statement of Additional Information. The Private Placement Memorandum and the Statement of Additional Information may be obtained free of charge by writing to PIMCO Funds: Multi Manager Series, 840 Newport Center Drive, Suite 3000, Newport Beach, California, 92660 or by calling 1-800-927-4648.

3.  Investment Objectives and Policies.

    In addition to the principal investment strategies and the principal risks of the Fund described in the Private Placement Memorandum, the Fund may employ other investment practices and may be subject to additional risks. The Fund may invest in the same securities and other instruments and use the same investment techniques as the PIMCO Renaissance Fund. Such securities, instruments and investment techniques are described under "Investment Objectives and Policies" in the Statement of Additional Information.

4.  Investment Restrictions.

    Fundamental Policies
    --------------------

    The investment restrictions set forth below are fundamental policies of the Fund and may not be changed without shareholder approval by vote of a majority of the outstanding voting securities of the Fund. Under these restrictions:

    1. the Fund may borrow money to the maximum extent permitted by law, including without limitation (i) borrowing from banks or entering into reverse repurchase agreements, or employing similar investment techniques, and pledging its assets in connection therewith, if immediately after each borrowing and continuing thereafter, there is asset coverage of 300%, and (ii) entering into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts;

    2. the Fund may not pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of such Fund's total assets (taken at cost) and then only to secure borrowings permitted by Restriction (a) above. (The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be pledges or other encumbrances.) (For the purpose of this restriction, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security.);

    3. the Fund may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;

    4. the Fund may not purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate;

    5. the Fund may not acquire more than 10% of the voting securities of any issuer, both with respect to the Fund and to the other series of the Trust to which this policy relates, in the aggregate;

    6. the Fund may not concentrate more than 25% of the value of its total assets in any one industry;

    7. the Fund may not purchase or sell commodities or commodity contracts except that the Fund may purchase and sell financial futures contracts and related options;

    8. the Fund may not make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities with respect to not more than 25% of its total assets; and

    9. the Fund may not issue senior securities, except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies, and except that for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security.

    Notwithstanding the provisions of fundamental investment restrictions (a) and (i) above, the Fund may borrow money for temporary administrative purposes. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of the Fund, such excess shall be subject to the 300% asset coverage requirements set forth above.

    Non-Fundamental Policies
    ------------------------

    The non-fundamental investment restrictions of the Fund are set out in the Statement of Additional Information under "Non-Fundamental Investment Restrictions".

    5. Management of the Trust.

    The disclosure under the subheadings "Trustees and Officers", "Trustees' Compensation", and "Fund Administrator" under "Management of the Trust" in the Statement of Additional Information applies to the Fund.

    Information about the management of the Fund's portfolio is set forth in the Private Placement Memorandum. Additional information about PIMCO Advisors L.P. and PIMCO Equity Advisors is set forth in the Statement of Additional Information under "Management of the Trust."

    The Administrative Fee payable by the Fund is set forth in the Private Placement Memorandum.

    6. Distribution of Trust Shares, Portfolio Transactions and Brokerage, Net Asset Value, Taxation and Other Information.

    The Information about the distribution of the Trust's shares, portfolio transactions and brokerage, how the value of the Fund's shares are calculated and other information about the Trust is disclosed in the Private Placement Memorandum and in the sections of the Statement of Additional Information captioned "Distribution of Trust Shares," "Portfolio Transactions and Brokerage," "Net Asset Value," "Taxation" and "Other Information."

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                       STATEMENT OF ADDITIONAL INFORMATION

                                November 1, 2000

     This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectuses of PIMCO Funds: Multi-Manager Series (the "Trust"), as supplemented from time to time. Through six Prospectuses, the Trust offers up to six classes of shares of each of its "Funds" and five classes of shares of each of its "Portfolios" (each as defined herein). Class A, Class B and Class C shares of certain Funds are offered through the "Class A, B and C Prospectus," dated November 1, 2000. Class D shares of certain Funds are offered through the "Class D Prospectus," dated November 1, 2000. Institutional and Administrative Class shares of certain Funds are offered through two separate prospectuses, the "Trust Institutional Prospectus," dated November 1, 2000, and the "NFJ Institutional Prospectus," dated November 1, 2000 (together, the "Institutional Prospectus"). Class A, Class B and Class C shares of the Portfolios are offered through the "Retail Portfolio Prospectus," dated November 1, 2000, and Institutional and Administrative Class Shares of the Portfolios are offered through the "Institutional Portfolio Prospectus," dated November 1, 2000. The aforementioned prospectuses are collectively referred to herein as the "Prospectuses."

     Audited financial statements for the Trust, as of June 30, 2000, including notes thereto, and the reports of PricewaterhouseCoopers LLP thereon, are incorporated herein by reference from the Trust's five June 30, 2000 Annual Reports. Because the Portfolios invest a portion of their assets in series of PIMCO Funds: Pacific Investment Management Series ("PIMS"), the PIMS Prospectus for Institutional Class shares, dated September 29, 2000 and as from time to time amended or supplemented (the "PIMS Prospectus"), and the PIMS Statement of Additional Information, dated September 29, 2000 and as from time to time amended or supplemented, are also incorporated herein by reference. See "Investment Objectives and Policies--Investment Strategies of the Portfolios-- Incorporation by Reference" in this Statement of Additional Information. A copy of the applicable Prospectus and the Annual Report (if any) corresponding to such Prospectus, and the PIMCO Funds Shareholders' Guide for Class A, B and C Shares (the "Guide"), which is a part of this Statement of Additional Information, may be obtained free of charge at the addresses and telephone number(s) listed below.

         Institutional and Administrative    Class A, B and C, Class D,
         Portfolio Prospectuses,             and Retail Portfolio Prospectuses,
         Annual Reports, and the PIMS        Annual Reports, the Guide and
         Prospectus and Statement of         Statement of Additional
         Additional Information              Information
         PIMCO Funds                         PIMCO Funds Distributors LLC
         840 Newport Center Drive            2187 Atlantic Street
         Suite 300                           Stamford, Connecticut 06902
         Newport Beach, California 92660     Telephone: Class A, B and C -
         Telephone: 1-800-927-4648                      1-800-426-0107
              1-800-987-4626 (PIMCO                     Class D - 1-888-87-PIMCO
              Infolink Audio Response Network)          Retail Portfolio -
                                                        1-800-426-0107

                                TABLE OF CONTENTS
                               -----------------
                                                                            PAGE
                                                                            ----
THE TRUST .................................................................... 1

INVESTMENT OBJECTIVES AND POLICIES ........................................... 2
      U.S. Government Securities ............................................. 2
      Borrowing .............................................................. 2
      Preferred Stock ........................................................ 3
      Corporate Debt Securities .............................................. 3
      High Yield Securities ("Junk Bonds") ................................... 4
      Loan Participations and Assignments .................................... 5
      Participation on Creditors Committees .................................. 6
      Variable and Floating Rate Securities .................................. 6
      Mortgage-Related and Asset-Backed Securities ........................... 6
      Convertible Securities ................................................ 11
      Equity-Linked Securities .............................................. 11
      Foreign Securities .................................................... 12
      Foreign Currencies .................................................... 14
      Bank Obligations ...................................................... 15
      Commercial Paper ...................................................... 16
      Money Market Instruments .............................................. 16
      Derivative Instruments ................................................ 17
      When-Issued, Delayed Delivery and Forward Commitment Transactions ..... 24
      Warrants to Purchase Securities ....................................... 25
      Repurchase Agreements ................................................. 25
      Securities Loans ...................................................... 25
      Stocks of Small and Medium Capitalization Companies ................... 26
      Illiquid Securities ................................................... 26
      Inflation-Indexed Bonds ............................................... 27
      Delayed Funding Loans and Revolving Credit Facilities ................. 28
      Catastrophe Bonds ..................................................... 28
      Hybrid Instruments .................................................... 28
      Investment Strategies of the Portfolios - Incorporation by Reference .. 29

INVESTMENT RESTRICTIONS ..................................................... 29
      Fundamental Investment Restrictions ................................... 29
      Non-Fundamental Investment Restrictions ............................... 33

MANAGEMENT OF THE TRUST ..................................................... 35
      Trustees and Officers ................................................. 35
      Trustees' Compensation ................................................ 38
      Investment Adviser .................................................... 39
      Portfolio Management Agreements ....................................... 43
      Fund Administrator .................................................... 46

DISTRIBUTION OF TRUST SHARES ................................................ 50
      Distributor and Multi-Class Plan ...................................... 50
      Distribution and Servicing Plans for Class A, Class B and
        Class C Shares ...................................................... 52
      Payments Pursuant to Class A Plans .................................... 56
      Payments Pursuant to Class B Plans .................................... 57
      Payments Pursuant to Class C Plans .................................... 59
      Distribution and Administrative Services Plans for Administrative
        Class Shares ........................................................ 63
      Payments Pursuant to the Administrative Plans ......................... 64
      Plan for Class D Shares ............................................... 66

      Purchases, Exchanges and Redemptions ...............................    67

PORTFOLIO TRANSACTIONS AND BROKERAGE .....................................    70
      Investment Decisions and Portfolio Transactions ....................    70
      Brokerage and Research Services ....................................    70
      Portfolio Turnover .................................................    73

NET ASSET VALUE ..........................................................    73

TAXATION .................................................................    75
      Distributions ......................................................    75
      Sales of Shares ....................................................    76
      Backup Withholding .................................................    77
      Options, Futures, Forward Contracts and Swap Agreements ............    77
      Foreign Currency Transactions ......................................    77
      Foreign Taxation ...................................................    78
      Original Issue Discount and Pay-In-Kind Securities .................    78
      Other Taxation .....................................................    79

OTHER INFORMATION ........................................................    80
      Capitalization .....................................................    80
      Performance Information ............................................    80
      Calculation of Yield ...............................................    81
      Calculation of Total Return ........................................    82
      Compliance Efforts Related to the Euro .............................    99
      Voting Rights ......................................................    99
      Certain Ownership of Trust Shares ..................................    99
      Custodian ..........................................................    99
      Codes of Ethics ....................................................   100
      Independent Accountants ............................................   100
      Transfer and Shareholder Servicing Agents ..........................   100
      Legal Counsel ......................................................   100
      Registration Statement .............................................   100
      Financial Statements ...............................................   101

APPENDIX A

      DESCRIPTION OF SECURITIES RATINGS ..................................     1

APPENDIX B

      CERTAIN OWNERSHIP OF TRUST SHARES ..................................     1

PIMCO FUNDS SHAREHOLDERS' GUIDE FOR CLASS A, B AND C SHARES...............  SG-1

                                    THE TRUST

     PIMCO Funds: Multi-Manager Series (the "Trust"), is an open-end management investment company ("mutual fund") that currently consists of thirty-eight separate investment series, although not all of these series currently offer their shares to the public. Except for the Select Growth Fund, each of these series is "diversified" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). The following twenty-nine series (the "Funds") invest directly in common stocks and other securities and instruments: the Equity Income Fund, the Value Fund, the Renaissance Fund, the Tax-Efficient Equity Fund, the Enhanced Equity Fund, the Growth Fund, the Mega-Cap Fund, the Capital Appreciation Fund, the Mid-Cap Fund (f/k/a the "Mid-Cap Growth Fund"), the Select Growth Fund (f/k/a the "Core Equity Fund"), the Growth & Income Fund (f/k/a the "Mid-Cap Equity Fund"), the Target Fund, the Small-Cap Value Fund, the Opportunity Fund, the Micro-Cap Fund (f/k/a the "Micro-Cap Growth Fund"), the Innovation Fund, the Global Innovation Fund, the International Fund, the Select International Fund (f/k/a the "International Growth Fund"),the Tax-Efficient Structured Emerging Markets Fund, the Structured Emerging Markets Fund, the NFJ Equity Income Fund, the NFJ Value Fund and the NFJ Value 25 Fund. Three additional series, PIMCO Funds Asset Allocation Series - 90/10 Portfolio (the "90/10 Portfolio"), PIMCO Funds Asset Allocation Series - 60/40 Portfolio (the "60/40 Portfolio"), and PIMCO Funds Asset Allocation Series - 30/70 Portfolio (the "30/70 Portfolio," and together with the 90/10 Portfolio and the 60/40 Portfolio, the "Portfolios"), are so-called "funds-of-funds" which invest all of their assets in certain of the Funds and other series in the PIMCO Funds family. Eleven other series of the Trust,the Healthcare Innovation, Telecom Innovation, Electronics Innovation, Internet Innovation, Small-Cap Technology,PIMCO/Allianz Select World, PIMCO/Allianz Europe Growth, PIMCO/Allianz New Asia, PIMCO/Allianz Emerging Markets, Cadence Capital Appreciation and Cadence Mid-Cap Funds, as of the date of this Statement of Additional Information do not offer their shares to the public.

     The PIMCO Tax Exempt, International Developed, Emerging Markets, Balanced, Precious Metals and Small-Cap Funds, which are referred to elsewhere in this Statement of Additional Information, were formerly series of the Trust. The Tax Exempt Fund reorganized with and into the Municipal Bond Fund of PIMCO Funds:
Pacific Investment Management Series ("PIMS"), an open-end series management investment company advised by Pacific Investment Management Company LLC ("Pacific Investment Management"), in a transaction that took place on June 26, 1998. The Tax Exempt Fund was liquidated in connection with the transaction and is no longer a series of the Trust. The International Developed and Emerging Markets Funds reorganized with and into newly-formed series of Alleghany Funds in a transaction that took place on April 30, 1999. The International Developed and Emerging Markets Funds were liquidated in connection with the transaction and are no longer series of the Trust. The Balanced Fund reorganized with and into the Strategic Balanced Fund of PIMS in a transaction that took place on September 17, 1999. The Balanced Fund was liquidated in connection with the transaction and is no longer a series of the Trust. The Precious Metals Fund was liquidated on March 3, 2000 and is no longer a series of the Trust. The Small-Cap Fund (f/k/a the "Small-Cap Growth Fund") was liquidated on July 28, 2000 and is no longer a series of the Trust. The PIMCO Value 25 Fund is also referred to in this Statement of Additional Information. The Value 25 Fund transferred substantially all of its assets to the Value Fund in a transaction that took place on March 3, 2000. As part of the transaction, the Value 25 Fund exchanged substantially all of its assets for shares of the Value Fund, which were then distributed to shareholders of the Value 25 Fund in complete redemption of their interests in and liquidation of the Value 25 Fund. The Value 25 Fund was not dissolved in the transaction; instead, on or about April 3, 2000, the series constituting the Value 25 Fund was renamed the NFJ Value 25 Fund.


     The Trust was organized as a Massachusetts business trust on August 24, 1990. On January 17, 1997, the Trust and PIMCO Advisors Funds, a separate trust, were involved in a transaction in which certain series of PIMCO Advisors Funds reorganized into series of the Trust. In connection with this transaction, the Trust changed its name from PIMCO Funds: Equity Advisors Series to its current name. Prior to being known as PIMCO Funds: Equity Advisors Series, the Trust was named PIMCO Advisors Institutional Funds, PFAMCO Funds and PFAMCO Fund.

                       INVESTMENT OBJECTIVES AND POLICIES

     In addition to the principal investment strategies and the principal risks of the Funds and Portfolios described in the Prospectuses, each Fund may employ other investment practices and may be subject to additional risks which are described below. Because the following is a combined description of investment strategies and risks for all the Funds and Portfolios, certain strategies and/or risks described below may not apply to particular Funds and/or Portfolios. Unless a strategy or policy described below is specifically prohibited by the investment restrictions listed in the Prospectuses, under "Investment Restrictions" in this Statement of Additional Information, or by applicable law, a Fund or Portfolio may engage in each of the practices described below.

     The 90/10 Portfolio, 60/40 Portfolio and 30/70 Portfolio invest all of their assets in certain Funds and series of PIMS. PIMS is sometimes referred to in the Prospectuses as PIMCO Funds: Pacific Investment Management Series. These Funds and other series in which the Portfolios invest are referred to in this Statement as "Underlying PIMCO Funds." By investing in Underlying PIMCO Funds, the Portfolios may have an indirect investment interest in some or all of the securities and instruments described below, depending upon how their assets are allocated among the Underlying PIMCO Funds. The Portfolios may also have an indirect investment interest in other securities and instruments utilized by the Underlying PIMCO Funds which are series of PIMS. These securities and instruments are described in the current PIMS prospectus for Institutional Class and Administrative Class shares and in the PIMS Statement of Additional Information. The PIMS prospectus and statement of additional information are incorporated in this document by reference. See "Investment Strategies of the Portfolios--Incorporation by Reference" below.

     The Funds' sub-advisers, which are responsible for making investment decisions for the Funds, are referred to in this section and the remainder of this Statement of Additional Information as "Sub-Advisers." As discussed below under "Management of the Trust--Investment Adviser," the PIMCO Equity Advisors division of PIMCO Advisors is also referred to as a "Sub-Adviser."

U.S. Government Securities

     U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds' shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (e.g., STRIPs and CUBEs) are direct obligations of the U.S. Government.

Borrowing


     Subject to the limitations described under "Investment Restrictions" below, a Fund may be permitted to borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund's assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be unsecured. Provisions of the 1940 Act, require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     From time to time, the Trust may enter into, and make borrowings for temporary purposes related to the redemption of shares under, a credit agreement with third-party lenders. Borrowings made under such a credit agreement will be allocated among the Funds and Portfolios pursuant to guidelines approved by the Board of Trustees.

     In addition to borrowing for temporary purposes, a Fund may enter into reverse repurchase agreements if permitted to do so under its investment restrictions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund, coupled with its agreement to repurchase the instrument at a specified time and price. The Fund will segregate assets determined to be liquid by the Adviser or the Fund's Sub-Adviser in accordance with procedures established by the Board of Trustees and equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements with broker-dealers (but not banks). However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. Reverse repurchase agreements will be subject to the Funds' limitations on borrowings as specified under "Investment Restrictions" below.

Preferred Stock

     All Funds may invest in preferred stock. Preferred stock is a form of equity ownership in a corporation. The dividend on a preferred stock is a fixed payment which the corporation is not legally bound to pay. Certain classes of preferred stock are convertible, meaning the preferred stock is convertible into shares of common stock of the issuer. By holding convertible preferred stock, a Fund can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock.

Corporate Debt Securities

     All Funds may invest in corporate debt securities and/or hold their assets in these securities for cash management purposes. The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

     A Fund's investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are deemed to be comparable in quality to corporate debt securities in which the Fund may invest. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

     Among the corporate debt securities in which the Funds may invest are convertible securities. A convertible debt security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock.

     A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party.

High Yield Securities ("Junk Bonds")

     Certain of the Funds may invest in debt/fixed income securities of domestic or foreign issuers that meet minimum ratings criteria set forth for a Fund, or, if unrated, are of comparable quality in the opinion of the Fund's Sub-Adviser. A description of the ratings categories used is set forth in the Appendix to this Statement of Additional Information.

     A security is considered to be below "investment grade" quality if it is either (1) not rated in one of the four highest rating categories by one of the Nationally Recognized Statistical Rating Organizations ("NRSROs") (i.e., rated Ba or below by Moody's Investors Service, Inc. ("Moody's") or BB or below by Standard & Poor's Ratings Services ("S&P")) or (2) if unrated, determined by the relevant Sub-Adviser to be of comparable quality to obligations so rated.

     Certain Funds, particularly the Growth & Income Fund, may invest a portion of their assets in fixed income securities rated lower than Baa by Moody's or lower than BBB by S&P but rated at least B by Moody's or S&P or, if not rated, determined by the Sub-Adviser to be of comparable quality. In addition, certain of these Funds may invest in convertible securities rated below B by Moody's or S&P (or, if unrated, considered by the Sub-Adviser to be of comparable quality). Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "high yield" or "junk" bonds. Investors should consider the risks associated with high yield securities before investing in these Funds. Although each of the Funds that invests in high yield securities reserves the right to do so at any time, as of the date of this Statement of Additional Information, none of these Funds invest or has the present intention to invest more than 5% of its assets in high yield securities, except that the Growth & Income Fund may invest up to 10% of its assets in high yield securities. Investment in high yield securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility as well as principal and income risk. High yield securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The market for these securities is relatively new, and many of the outstanding high yield securities have not endured a major business recession. A long-term track record on default rates, such as that for investment grade corporate bonds, does not exist for this market. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt/fixed income securities. Each Fund of the Trust that may purchase high yield securities may continue to hold such securities following a decline in their rating if in the opinion of the Adviser or the Sub-Adviser, as the case may be, it would be advantageous to do so. Investments in high yield securities that are eligible for purchase by certain of the Funds are described as "speculative" by both Moody's and S&P.

     Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields than investments in higher rated debt securities, high yield securities typically entail greater potential price volatility and may be less liquid than investment grade debt. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and achievement of a Fund's investment objective may, to the extent of its investments in high yield securities, depend more heavily on the Sub-Adviser's creditworthiness analysis than would be the case if the Fund were investing in higher quality securities.

     High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities are likely to be sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt/fixed income securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Funds investing in such securities may incur additional expenses to seek recovery. In the case of high yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash. Even though such securities do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

     Prices of high yield/high risk securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to economic downturns or individual corporate developments. The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Funds could sell a high yield security, and could adversely affect the daily net asset value of the shares. Lower liquidity in secondary markets could adversely affect the value of high yield/high risk securities held by the Funds. While lower rated securities typically are less sensitive to interest rate changes than higher rated securities, the market prices of high yield/high risk securities structured as "zero coupon" or "pay-in-kind" securities may be affected to a greater extent by interest rate changes. See Appendix A to this Statement of Additional Information for further information regarding high yield/high risk securities. For instance, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

     Debt securities are purchased and sold principally in response to current assessments of future changes in business conditions and the levels of interest rates on debt/fixed income securities of varying maturities, the availability of new investment opportunities at higher relative yields, and current evaluations of an issuer's continuing ability to meet its obligations in the future. The average maturity or duration of the debt/fixed income securities in a Fund's portfolio may vary in response to anticipated changes in interest rates and to other economic factors. Securities may be bought and sold in anticipation of a decline or a rise in market interest rates. In addition, a Fund may sell a security and purchase another of comparable quality and maturity (usually, but not always, of a different issuer) at approximately the same time to take advantage of what are believed to be short-term differentials in values or yields.

Loan Participations and Assignments

     Certain Funds may invest in fixed- and floating-rate loans arranged through private negotiations between an issuer of debt instruments and one or more financial institutions ("lenders"). Generally, a Fund's investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

     Large loans to corporations or governments may be shared or syndicated among several lenders, usually banks. A Fund may participate in such syndicates, or can buy part of a loan, becoming a direct lender. Participations and assignments involve special types of risk, including liquidity risk and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. In assignments, a Fund's rights against the borrower may be more limited than those held by the original lender.

Participation on Creditors Committees

     A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject a Fund to expenses such as legal fees and may make the Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict the Fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund would participate on such committees only when the Adviser and the relevant Sub-Adviser believe that such participation is necessary or desirable to enforce the Fund's rights as a creditor or to protect the value of securities held by the Fund.

Variable and Floating Rate Securities

     Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

     Certain of the Funds may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, but generally do not allow the Fund to participate fully in appreciation resulting from any general decline in interest rates.

     Certain Funds may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security generally will exhibit greater price volatility than a fixed rate obligation of similar credit quality. See "Mortgage-Related and Asset-Backed Securities" below.

Mortgage-Related and Asset-Backed Securities

     All Funds that may purchase debt securities for investment purposes may invest in mortgage-related securities, and in other asset-backed securities (unrelated to mortgage loans) that are offered to investors currently or in the future. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The value of some mortgage-related or asset-backed securities in which the Funds invest may be particularly sensitive to changes in prevailing interest rates, and, like other fixed income investments, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. See "Mortgage Pass-Through Securities" below. Certain debt securities are also secured with collateral consisting of mortgage-related securities. See "Collateralized Mortgage Obligations" below.

     Mortgage Pass-Through Securities. Mortgage Pass-Through Securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association ("GNMA")) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

     Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the GNMA) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"). The principal governmental guarantor of mortgage-related securities is the GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs (the "VA").

     Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the FNMA and the FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/services which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations.

     FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or services of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees, and the creditworthiness of the issuers thereof, will be considered in determining whether a mortgage-related security meets the Trust's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Sub- Adviser determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. A Fund will not purchase mortgage-related securities or any other assets which in the Sub-Adviser's opinion are illiquid if, as a result, more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) will be invested in illiquid securities.

     Mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to a Fund's industry concentration restrictions, see "Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

     Collateralized Mortgage Obligations ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

     CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by a Fund, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying a Fund's diversification tests.

     FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semi-annually, as opposed to monthly. The amount of principal payable on each semi-annual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

     If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

     Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCS. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

     Commercial Mortgage-Backed Securities. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

     Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

     CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an IO class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities--Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup some or all of its initial investment in a CMO residual.

     CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has developed fairly recently and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not, have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

     Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were developed fairly recently. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

     Other Asset-Backed Securities. Similarly, the Adviser and Sub-Advisers expect that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future and may be purchased by the Funds that may invest in mortgage-related securities. Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile Receivables/SM/ ("CARS/SM/"). CARS/SM/ represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS/SM/ are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS/SM/ may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Consistent with a Fund's investment objectives and policies, the Adviser and Sub-Adviser also may invest in other types of asset-backed securities.

Convertible Securities

     Many of the Funds may invest in convertible securities. A Fund's Sub-Adviser will select convertible securities to be purchased by the Fund based primarily upon its evaluation of the fundamental investment characteristics and growth prospects of the issuer of the security. As a fixed income security, a convertible security tends to increase in market value when interest rates decline and to decrease in value when interest rates rise. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases.

     Certain Funds may invest in so-called "synthetic convertible securities," which are composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option. The synthetic convertible differs from the true convertible security in several respects. Unlike a true convertible security, which is a single security having a unitary market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the "market value" of a synthetic convertible is the sum of the values of its fixed income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

Equity-Linked Securities

     Each of the Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds may invest up to 15% of its net assets in equity-linked securities. The Select International may invest up to 10% of their assets in equity-linked securities. The International Fund may invest up to 5% of its assets in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that a Fund invests in an equity-linked security whose return corresponds to the performance of a foreign securities index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities. See "Foreign Securities" in this Statement of Additional Information. In addition, the Funds bear the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities may be considered illiquid and thus subject to the Funds' restrictions on investments in illiquid securities.

Foreign Securities

     The Structured Emerging Markets, Tax-Efficient Structured Emerging Markets, Select International, International and Global Innovation Funds may invest in U.S. dollar or foreign currency-denominated corporate debt securities of foreign issuers; foreign equity securities, including preferred securities of foreign issuers; certain foreign bank obligations; and U.S. dollar- or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. The Structured Emerging Markets, Tax-Efficient Structured Emerging Markets, Select International, International and Global Innovation Funds may also invest in common stocks issued by foreign companies. The Equity Income, Value, Renaissance, Select Growth, Growth & Income, Growth, Target, Opportunity, and Innovation Funds each may invest up to 15% of their respective net assets in securities which are traded principally in securities markets outside the United States (Eurodollar certificates of deposit are excluded for purposes of these limitations), and may invest without limit in securities of foreign issuers that are traded in U.S. securities markets (including American Depository Receipts ("ADRs"). The Enhanced Equity Fund may invest in common stock of foreign issuers if it is included in the index from which stocks are selected.

      Each of the Funds may invest in ADRs. The Equity Income, Value, Renaissance, Growth, Target, Select Growth, Growth & Income, Opportunity, Innovation, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets, Select International, International and Global Innovation Funds may invest in European Depository Receipts ("EDRs") or Global Depository Receipts ("GDRs"). ADRs are dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. EDRs are foreign currency-denominated receipts similar to ADRs and are issued and traded in Europe, and are publicly traded on exchanges or over-the-counter in the United States. GDRs may be offered privately in the United States and also trade in public or private markets in other countries. ADRs, EDRs and GDRs may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs, EDRs or GDRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

     Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These include: differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political instability which can affect U.S. investments in foreign countries and potential restrictions on the flow of international capital. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

     The risks of investing in foreign securities are particularly high when securities of issuers based in developing (or "emerging market") countries are involved. Investing in emerging market countries involves certain risks not typically associated with investing in U.S. securities, and imposes risks greater than, or in addition to, risks of investing in foreign, developed countries. These risks include: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets. In addition, a number of emerging market countries restrict, to various degrees, foreign investment in securities, and high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

     A Fund's investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

     Special Risks of Investing in Russian and Other Eastern European Securities. The International, Global Innovation, Select International, Tax-Efficient Structured Emerging Markets and Structured Emerging Markets Funds may each invest a portion of their assets in securities of issuers located in Russia and in other Eastern European countries. The political, legal and operational risks of investing in the securities of Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. Investments in Eastern European countries may involve acute risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. Also, certain Eastern European countries, which do not have market economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property.

     In addition, governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of a Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of the Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such circumstances.

     Investments in securities of Russian issuers may involve a particularly high degree of risk and special considerations not typically associated with investing in U.S. and other more developed markets, many of which stem from Russia's continuing political and economic instability and the slow-paced development of its market economy. Investments in Russian securities should be considered highly speculative. Such risks and special considerations include:
(a) delays in settling portfolio transactions and the risk of loss arising out of Russia's system of share registration and custody (see below); (b) pervasiveness of corruption, insider trading, and crime in the Russian economic system; (c) difficulties associated in obtaining accurate market valuations of many Russian securities, based partly on the limited amount of publicly available information; (d) the general financial condition of Russian companies, which may involve particularly large amounts of inter-company debt; and (e) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws. Also, there is the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union, or the nationalization of privatized enterprises.

     A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by "share extracts" from the register or, in certain limited circumstances, by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. The share registrars are controlled by the issuer of the securities, and investors are provided with few legal rights against such registrars. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. It is possible for a Fund to lose its registration through fraud, negligence or even mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded, which may involve a custodian or other agent inspecting the share register and obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration.

     Also, although a Russian public enterprise with more than 500 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, this regulation has not always been strictly enforced in practice. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. In addition, so-called "financial-industrial groups" have emerged in recent years that seek to deter outside investors from interfering in the management of companies they control. These practices may prevent a Fund from investing in the securities of certain Russian companies deemed suitable by the Fund's Sub-Adviser. Further, this also could cause a delay in the sale of Russian securities held by a Fund if a potential purchaser is deemed unsuitable, which may expose the Fund to potential loss on the investment.

Foreign Currencies

     The Equity Income, Value, Renaissance, Select Growth, Growth & Income, Growth, Target, Opportunity, Innovation,International, Select International, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets and Global Innovation Funds invest directly in foreign currencies and may enter into forward foreign currency exchange contracts to reduce the risks of adverse changes in foreign exchange rates. In addition, the Structured Emerging Markets, Tax-Efficient Structured Emerging Markets, International, Select International, and Global Innovation Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures.

     A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts for the purpose of hedging against foreign exchange risks arising from the Funds' investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances. Also, such hedging transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

     The International, Global Innovation, Select International, Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds may also enter into forward foreign currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that they do so, the International, Global Innovation, Select

International, Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds will be subject to the additional risk that the relative value of currencies will be different than anticipated by the particular Fund's Sub-Adviser. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover forward currency contracts entered into for non-hedging purposes. The Funds may also use foreign currency futures contracts and related options on currencies for the same reasons for which forward foreign currency exchange contracts are used.

     Special Risks Associated with the Introduction of the Euro. The introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the European Economic and Monetary Union presents unique uncertainties for European securities in the markets in which they trade and with respect to the operation of the Funds that invest in securities denominated in European currencies and other European securities. The introduction of the euro will result in the redenomination of European debt and equity securities over a period of time. Uncertainties raised by the introduction of the euro include whether the payment and operational systems of banks and other financial institutions will function correctly, whether clearing and settlement payment systems developed for the new currency will be suitable, the valuation and legal treatment of outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro, and possible adverse accounting or tax consequences that may arise from the transition to the euro. These or other factors could cause market disruptions and could adversely affect the value of securities and foreign currencies held by the Funds.

Bank Obligations

     Bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are generally no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets (taken at market value at the time of investment) would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets. Each Fund may also hold funds on deposit with its sub-custodian bank in an interest-bearing account for temporary purposes.

     Each Fund limits its investments in United States bank obligations to obligations of United States banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. A Fund also may invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) having total assets in excess of $1 billion.

     The Equity Income, Value, Renaissance, Growth, Target, Select Growth, Growth & Income, Opportunity, Innovation, International, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets, Select International and Global Innovation Funds limit their investments in foreign bank obligations to obligations of foreign banks (including United States branches of foreign banks) which at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 75 largest foreign banks in the world in terms of total assets; (iii) have branches or agencies (limited purpose offices which do not offer all banking services) in the United States; and (iv) in the opinion of the relevant Sub-Adviser, are of an investment quality comparable to obligations of United States banks in which the Funds may invest. Subject to each Fund's limitation on concentration of no more than 25% of its assets in the securities of issuers in a particular industry, there is no limitation on the amount of a Fund's assets which may be invested in obligations of foreign banks which meet the conditions set forth above.

     Obligations of foreign banks involve certain risks associated with investing in foreign securities described under "Foreign Securities" above, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

Commercial Paper

     All Funds may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the Funds consists of U.S. dollar-denominated obligations of domestic issuers, or, additionally for the Equity Income, Value, Renaissance, Growth, Target, Select Growth, Growth & Income, Opportunity, Innovation,Structured Emerging Markets, Tax-Efficient Structured Emerging Markets, International, Select International and Global Innovation Funds, foreign currency-denominated obligations of domestic or foreign issuers which, at the time of investment, are (i) rated "P-1" or "P-2" by Moody's or "A-1" or "A-2" or better by S&P, (ii) issued or guaranteed as to principal and interest by issuers or guarantors having an existing debt security rating of "A" or better by Moody's or "A" or better by S&P, or (iii) securities which, if not rated, are, in the opinion of the Sub-Adviser, of an investment quality comparable to rated commercial paper in which the Fund may invest. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Money Market Instruments

     Each of the Funds may invest at least a portion of its assets in the following kinds of money market instruments: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers' acceptances and other bank obligations rated in the two highest rating categories by at least two NRSROs, or, if rated by only one NRSRO, in such agency's two highest grades, or, if unrated, determined to be of comparable quality by the Adviser or a Sub-Adviser. Bank obligations must be those of a bank that has deposits in excess of $2 billion or that is a member of the Federal Deposit Insurance Corporation. A Fund may invest in obligations of U.S. branches or subsidiaries of foreign banks ("Yankee dollar obligations") or foreign branches of U.S. banks ("Eurodollar obligations"); (3) commercial paper rated in the two highest rating categories by at least two NRSROs, or, if rated by only one NRSRO, in such agency's two highest grades, or, if unrated, determined to be of comparable quality by the Adviser or a Sub-Adviser; (4) corporate obligations with a remaining maturity of 397 days or less whose issuers have outstanding short-term debt obligations rated in the highest rating category by at least two NRSROs, or, if rated by only one NRSRO, in such agency's highest grade, or, if unrated, determined to be of comparable quality by the Adviser or a Sub-Adviser; and (5) repurchase agreements with domestic commercial banks or registered broker-dealers.

Derivative Instruments

     The following describes certain derivative instruments and products in which certain Funds may invest and risks associated therewith.

     The Funds might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. Also, suitable derivative and/or hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will be able to identify or employ a desirable derivative and/or hedging transaction at any time or from time to time.

     Options on Securities and Indexes. As described under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in the Prospectuses, certain Funds may purchase and sell both put and call options on equity, fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on National Association of Securities Dealers Automated Quotations ("NASDAQ") or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. Among other reasons, a Fund may purchase put options to protect holdings in an underlying or related security against a decline in market value, and may purchase call options to protect against increases in the prices of securities it intends to purchase pending its ability to invest in such securities in an orderly manner.

     An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the under lying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     A Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees in such amount are segregated) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund segregates assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is segregated by the Fund in assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees. A put option on a security or an index is "covered" if the Fund segregates assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is segregated by the Fund in assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees.

     If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). In addition, a Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

     A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     OTC Options. The Equity Income, Value, Renaissance, Growth, Select Growth, Growth & Income, Target, Opportunity, Innovation,International, Select International and Global Innovation Funds may enter into over-the-counter ("OTC") options transactions only with primary dealers in U.S. Government securities and only pursuant to agreements that will assure that the relevant Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. Over-the-counter options in which certain Funds may invest differ from traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The Funds may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options, and they will treat the amount by which such formula price exceeds the intrinsic value of the option (i.e., the amount, if any, by which the market price of the underlying security exceeds the exercise price of the option) as an illiquid investment.

     Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position. Similarly, if restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

     For each of the International, Select International,Renaissance, Growth, Target, Opportunity,Global Innovation and Innovation Funds, in the case of a written call option on a securities index, the Fund will own corresponding securities whose historic volatility correlates with that of the index.

     Foreign Currency Options. The Equity Income, Global Innovation, Growth, Innovation, International, Select International, Growth & Income, Opportunity, Renaissance, Select Growth, Structured Emerging Markets, Target, Tax-Efficient Structured Emerging Markets and Value Funds may buy or sell put and call options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which a Fund's securities may be denominated. In addition, each of the Funds that may buy or sell foreign currencies may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options.


     Futures Contracts and Options on Futures Contracts. Certain Funds may use interest rate, foreign currency or index futures contracts. The Equity Income, Global Innovation, Growth, Innovation, International, Select International, Growth & Income, Opportunity, Renaissance, Select Growth, Structured Emerging Markets, Target, Tax-Efficient Structured Emerging Markets and Value Funds may invest in foreign exchange futures contracts and options thereon ("futures options") that are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system as an adjunct to their securities activities. The Equity Income, Global Innovation, Growth, Innovation, International, Select International, Growth & Income, Opportunity, Renaissance, Select Growth, Structured Emerging Markets, Target, Tax-Efficient Structured Emerging Markets and Value Funds may purchase and sell futures contracts on various securities indexes ("Index Futures") and related options for hedging purposes and for investment purposes. A Fund's purchase and sale of Index Futures is limited to contracts and exchanges which have been approved by the Commodity Futures Trading Commission ("CFTC"). Each of the International, Global Innovation, Select International, Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds may invest to a significant degree in Index Futures on stock indexes and related options (including those which may trade outside of the United States) as an alternative to purchasing individual stocks in order to adjust the Fund's exposure to a particular market. These Funds may invest in Index Futures and related options when a Sub-Adviser believes that there are not enough attractive securities available to maintain the standards of diversification and liquidity set for a Fund pending investment in such securities if or when they do become available. Through the use of Index Futures and related options, a Fund may diversify risk in its portfolio without incurring the substantial brokerage costs which may be associated with investment in the securities of multiple issuers. A Fund may also avoid potential market and liquidity problems which may result from increases in positions already held by the Fund.

     An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. An Index Future is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index ("Index") at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an Index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A unit is the value of the relevant Index from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in an Index. Index Futures contracts can be traded through all major commodity brokers. A Fund's purchase and sale of Index Futures is limited to contracts and exchanges which have been approved by the CFTC. A Fund will ordinarily be able to close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. As described below, a Fund will be required to segregate initial margin in the name of the futures broker upon entering into an Index Future. Variation margin will be paid to and received from the broker on a daily basis as the contracts are marked to market. For example, when a Fund has purchased an Index Future and the price of the relevant Index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when a Fund has purchased an Index Future and the price of the relevant Index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker.

     A Fund may close open positions on the futures exchanges on which Index Futures are traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract's life are required to settle on the next business day (based upon the value of the relevant index on the expiration day), with settlement made with the appropriate clearing house. Because the specific procedures for trading foreign stock Index Futures on futures exchanges are still under development, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases such instruments. Positions in Index Futures may be closed out by a Fund only on the futures exchanges upon which the Index Futures are then traded.

     The following example illustrates generally the manner in which Index Futures operate. The Standard & Poor's 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The Index Future specifies that no delivery of the actual stocks making up the Index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the Index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

     A public market exists in futures contracts covering a number of Indexes as well as financial instruments and foreign currencies, including but not limited to: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the German mark; the Japanese yen; the French franc; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts in which the Funds may invest will be developed and traded in the future.

     Certain Funds may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position.

     A Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or in the case of futures options, for which an established over-the-counter market exists.

     When a purchase or sale of a futures contract is made by a Fund, the Fund is required to segregate a specified amount of assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.

     A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. Any transaction costs must also be included in these calculations.

     Limitations on Use of Futures and Futures Options. The Funds may only enter into futures contracts or futures options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. The Funds may enter into positions in futures contracts and related options for "bona fide hedging" purposes (as such term is defined in applicable regulations of the CFTC), for example, to hedge against changes in interest rates, foreign currency exchange rates or securities prices. In addition, certain Funds may utilize futures contracts for investment purposes. For instance, the International, Global Innovation, Select International, Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds may invest to a significant degree in Index Futures on stock indexes and related options (including those which may trade outside of the United States) as an alternative to purchasing individual stocks in order to adjust their exposure to a particular market. With respect to positions in futures and related options that do not constitute bona fide hedging positions, a Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's net assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

     When purchasing a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the total market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

     When selling a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an Index Future, a portfolio with a volatility substantially similar to that of the Index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

     When selling a call option on a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

     When selling a put option on a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

     Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. Some of the risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. Also, an incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle, so that the portfolio return might have been greater had hedging not been attempted. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund would experience either a loss or gain on the future which is not completely offset by movements in the price of the hedged securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. Also, suitable hedging transactions may not be available in all circumstances.

     Additionally, the price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Future relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

     Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts and Forward Currency Exchange Contracts and Options thereon. Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. The value of some derivative instruments in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. If the Sub-Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could be exposed to risk of loss. In addition, a Fund's use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) than if the Fund had not used such instruments.

     Swap Agreements. The Tax-Efficient Equity, Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds may enter into equity index swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index.

     Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counter party will be covered by segregating assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

     Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Sub-Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counter parties that meet certain standards of creditworthiness (generally, such counter parties would have to be eligible counter parties under the terms of the Funds' repurchase agreement guidelines). The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

When-Issued, Delayed Delivery and Forward Commitment Transactions

     A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. When delayed delivery purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet the purchase price. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although a Fund may earn income on segregated securities. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because a Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when delayed delivery purchases are outstanding, the delayed delivery purchases may result in a form of leverage. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a delayed delivery basis.

     Each Fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Fund either (i) segregates until the settlement date assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet the purchase price or (ii) enters into an offsetting contract for the forward sale of securities of equal value that it owns. Certain Funds may enter into forward commitments for the purchase or sale of foreign currencies. Forward commitments may be considered securities in themselves. They involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. A Fund may dispose of a commitment prior to settlement and may realize short-term profits or losses upon such disposition.

Warrants to Purchase Securities

     Certain Funds may invest in warrants to purchase equity or fixed income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

Repurchase Agreements

     For the purposes of maintaining liquidity and achieving income, each Fund may enter into repurchase agreements with domestic commercial banks or registered broker/dealers. A repurchase agreement is a contract under which a Fund would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. The Adviser and the Sub-Advisers, as appropriate, will monitor the creditworthiness of the counter parties.

Securities Loans

     Subject to certain conditions described in the Prospectuses and below, each of the Equity Income, Value, NFJ Equity Income, NFJ Value, NFJ Value 25, Tax-Efficient Equity, Enhanced Equity, Mega-Cap, Capital Appreciation, Mid-Cap, Small-Cap Value, Select Growth, Growth & Income, Target, Micro-Cap, Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds may make secured loans of its portfolio securities to brokers, dealers and other financial institutions amounting to no more than 33% of its total assets, and each of the Renaissance, Growth, Opportunity, Innovation, International, Select International, and Global Innovation Funds may make such loans amounting to no more than 25% of its total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Adviser or the Sub-Advisers to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal at all times to the market value of the securities lent. The borrower pays to the lending Fund an amount equal to any dividends or interest received on the securities lent. The Fund may invest only the cash collateral received in interest-bearing, short-term securities or receive a fee from the borrower. In the case of cash collateral, the Fund typically pays a rebate to the lender. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. Each Fund's performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities.

Stocks of Small and Medium Capitalization Companies

     Certain of the Funds may invest in common stock of companies with market capitalizations that are small compared to those of other publicly traded companies. Generally, small market capitalization is considered to be less than $1.5 billion and large market capitalization is considered to be more than $5 billion. Investments in larger companies present certain advantages in that such companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel. Investments in smaller, less seasoned companies may present greater opportunities for growth but also may involve greater risks than customarily are associated with more established companies. The securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies. These companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Their securities may be traded in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. In addition, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid small capitalization securities, which could adversely affect performance.

     Many of the Funds may also invest in stocks of companies with medium market capitalizations. Whether a U.S. issuer's market capitalization is medium is determined by reference to the capitalization for all issuers whose equity securities are listed on a United States national securities exchange or which are reported on NASDAQ. Issuers with market capitalizations within the range of capitalization of companies included in the S&P Mid Cap 400 Index may be regarded as being issuers with medium market capitalizations. Such investments share some of the risk characteristics of investments in stocks of companies with small market capitalizations described above, although such companies tend to have longer operating histories, broader product lines and greater financial resources, and their stocks tend to be more liquid and less volatile than those of smaller capitalization issuers.

Illiquid Securities

     Each Fund may invest in securities that are illiquid so long as no more than 15% of the net assets of the Fund (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A Sub-Adviser may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities.

     The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale (such as privately placed debt securities), and other securities which legally or in the Adviser's or a Sub-Adviser's opinion may be deemed illiquid (not including securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper that the Adviser or a Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees).

Inflation-Indexed Bonds

     Certain Funds may invest in inflation-indexed bonds, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index ("CPI") accruals as part of a semiannual coupon.

     Inflation-indexed securities issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year's inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

     The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

     Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Delayed Funding Loans and Revolving Credit Facilities

     The Funds may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including a time when the company's financial condition makes it unlikely that such amounts will be repaid).

     The Funds may acquire a participation interest in delayed funding loans or revolving credit facilities from a bank or other financial institution. See "Loan Participations and Assignments." The terms of the participation require a Fund to make a pro rata share of all loans extended to the borrower and entitles a Fund to a pro rata share of all payments made by the borrower. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. To the extent that a Fund is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments.

Catastrophe Bonds

     The Funds may invest in "catastrophe bonds." Catastrophe bonds are fixed income securities, for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" catastrophic event, such as a hurricane or an earthquake. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some catastrophe bonds, the trigger event or losses may be based on company wide losses, index-portfolio losses, industry indices or readings of scientific instruments rather than specified actual losses. Often the catastrophe bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, catastrophe bonds may also expose a Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

     Catastrophe bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See "Characteristics and Risks of Securities and Investment Techniques--Illiquid Securities" in the Class A, B and C, Class D and Institutional Prospectuses. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Catastrophe bonds are typically rated, and the Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

Hybrid Instruments

     The Funds may invest in "hybrid" or indexed securities. A hybrid instrument can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.

     Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of a Fund. Accordingly, no Fund will invest more than 5% of its assets (taken at market value at the time of investment) in hybrid instruments.

     Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund's investments in these products will be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Investment Strategies of the Portfolios - Incorporation by Reference

     The 90/10 Portfolio, 60/40 Portfolio and 30/70 Portfolio invest all of their assets in Underlying PIMCO Funds, which include certain Funds of the Trust and series of PIMS as specified in the Retail Portfolio Prospectus and Institutional Portfolio Prospectus. By investing in Underlying PIMCO Funds, the Portfolios may be subject to some or all of the risks associated with the securities, instruments and techniques utilized by the Funds described above. They may also be subject to additional risks associated with other securities, instruments and techniques utilized by Underlying Funds which are series of PIMS. The PIMS series and their attendant risks as described in the current PIMS prospectus for Institutional Class and Administrative Class shares and PIMS statement of additional information, which are included in the PIMS registration statement (File Nos. 033-12113 and 811-5028) on file with the Securities and Exchange Commission and are incorporated into this document by reference. The PIMS documents may be obtained free of charge by calling PIMCO Funds Distributors LLC at 1-800-426-0107.


                             INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

     The investment restrictions set forth below are fundamental policies of the Renaissance, Growth, Target, Opportunity, Innovation, International, Select International, and Global Innovation Funds and may not be changed with respect to any such Fund without shareholder approval by vote of a majority of the outstanding voting securities of that Fund. Under these restrictions:

     (1)  each of the above-mentioned Funds may borrow money to the maximum
          ----
extent permitted by law, including without limitation (i) borrowing from banks or entering into reverse repurchase agreements, or employing similar investment techniques, and pledging its assets in connection therewith, if immediately after each borrowing and continuing thereafter, there is asset coverage of 300%, and (ii) entering into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts, except that, with respect to the Innovation Fund only, this fundamental
                                                 ----
restriction is as follows: the Innovation Fund may not borrow money in excess of 10% of the value (taken at the lower of cost or current value) of such Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased;

     (2)  none of the above-mentioned Funds may pledge, hypothecate, mortgage or
          ----
otherwise encumber its assets in excess of 10% of such Fund's total assets (taken at cost) and then only to secure borrowings permitted by Restriction (1) above. (The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be pledges or other encumbrances.) (For the purpose of this restriction, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security.);

     (3)  none of the above-mentioned Funds may underwrite securities issued by
          ----
other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;

     (4)  none of the above-mentioned Funds may purchase or sell real estate,
          ----
although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate;

     (5)  none of the above-mentioned Funds may acquire more than 10% of the
          ----
voting securities of any issuer, both with respect to any such Fund and to the Funds to which this policy relates, in the aggregate;

     (6)  none of the above-mentioned Funds may concentrate more than 25% of the
          ----
value of its total assets in any one industry, except that the Innovation and Global Innovation Funds will each concentrate more than 25% of its assets in companies which use innovative technologies to gain a strategic, competitive advantage in their industry as well as companies that provide and service those technologies;

     (7)  none of the above-mentioned Funds may purchase or sell commodities or
          ----
commodity contracts except that the Funds may purchase and sell financial futures contracts and related options;

     (8)  none of the above-mentioned Funds may make loans, except by purchase
          ----
of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities with respect to not more than 25% of its total assets (33 1/3% in the case of the Target Fund); and

     (9)  none of the above-mentioned Funds may issue senior securities, except
          ----
insofar as such Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies, and except that for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security.

     Notwithstanding the provisions of fundamental investment restrictions (1) and (9) above, each of the above-mentioned Funds may borrow money for temporary administrative purposes. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of a Fund, such excess shall be subject to the 300% asset coverage requirements set forth above.

     The investment objective of each of the above-referenced Funds and the Mega-Cap, Tax-Efficient Equity, Tax-Efficient Structured Emerging Markets, Select Growth, Growth & Income, NFJ Equity Income, NFJ Value and NFJ Value 25 Funds is non-fundamental and may be changed with respect to each such Fund by the Trustees without shareholder approval.

     Except as otherwise set forth below, the investment restrictions set forth below are fundamental policies of each of the Equity Income, Value, Tax-Efficient Equity, Enhanced Equity, Mega-Cap, Capital Appreciation, Mid-Cap, Small-Cap Value, Select Growth, Growth & Income, Micro-Cap, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets, NFJ Equity Income, NFJ Value and NFJ Value 25 Funds, and may not be changed with respect to any such Fund without shareholder approval by vote of a majority of the outstanding shares of that Fund. The investment objective of each of these Funds (with the exception of the Mega-Cap, Tax-Efficient Equity, Tax-Efficient Structured Emerging Markets, Select Growth, Growth & Income, NFJ Equity Income, NFJ Value and NFJ Value 25 Funds) is also fundamental and may not be changed without such shareholder approval. Under the following restrictions:

     (1)  none of the above-mentioned Funds may invest in a security if, as a
          ----
result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto);

     (2)  none of the above-mentioned Funds (except for the Select Growth Fund)
          ----
may with respect to 75% of its assets, invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (this fundamental investment restriction does not apply to the Select Growth Fund);

     (3)  none of the above-mentioned Funds (except for the Select Growth Fund)
          ----
may with respect to 75% of its assets, invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (this fundamental investment restriction does not apply to the Select Growth Fund);

     (4)  none of the above-mentioned Funds may purchase or sell real estate,
          ----
although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;

     (5)  none of the above-mentioned Funds may purchase or sell commodities or
          ----
commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or swap agreements), except that any such Fund may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments or one or more groups of instruments, and on options on such futures contracts;

     (6)  none of the above-mentioned Funds may purchase securities on margin,
          ----
except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction;

     (7)   each of the above-mentioned Funds may borrow money to the maximum
           ----
extent permitted by law, including without limitation (i) borrowing from banks or entering into reverse repurchase agreements, or employing similar investment techniques, and pledging its assets in connection therewith, if immediately after each borrowing and continuing thereafter, there is asset coverage of 300%, and (ii) entering into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts, except that, with respect to the Mid-Cap Fund only, this fundamental investment
                                              ----
restriction is as follows: the Mid-Cap Fund may not borrow money, or pledge, mortgage or hypothecate its assets, except that a Fund may (i) borrow from banks or enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, but only if immediately after each borrowing and continuing thereafter, there is asset coverage of 300% and (ii) enter into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts as described in the Prospectuses and in this Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for futures contracts, options on futures contracts, and forward foreign currency contracts will not be deemed to be pledges of such Fund's assets);

     (8)  none of the above-mentioned Funds may issue senior securities, except
          ----
insofar as such Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies, and except for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security;

     (9)  none of the above-mentioned Funds may lend any funds or other assets,
          ----
except that such Fund may, consistent with its investment objective and policies: (a) invest in debt obligations, including bonds, debentures, or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements and reverse repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed one-third of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the SEC and the Trustees of the Trust; and

     (10)  none of the above-mentioned Funds may act as an underwriter of
           ----
securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

     Notwithstanding the provisions of fundamental investment restrictions (7) and (8) above, each of the above-mentioned Funds may borrow money for temporary administrative purposes. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of a Fund, such excess shall be subject to the 300% asset coverage requirements set forth above.

     The investment restrictions set forth below are fundamental policies of the 90/10 Portfolio, the 60/40 Portfolio and the 30/70 Portfolio and may not be changed with respect to any such Portfolio without shareholder approval by vote of a majority of the outstanding voting securities of that Portfolio. Under these restrictions:

     (1)  none of the Portfolios may invest in a security if, as a result of
          ----
such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto) or securities issued by any investment company;

     (2)  none of the Portfolios may purchase securities of any issuer unless
          ----
such purchase is consistent with the maintenance of the Portfolio's status as a diversified company under the Investment Company Act of 1940, as amended;

     (3)  none of the Portfolios may purchase or sell real estate, although it
          ----
may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;

     (4)   none of the Portfolios may purchase or sell commodities or
           ----
commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or swap agreements), except that any such Portfolio may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments or one or more groups of instruments, and on options on such futures contracts;

     (5)  each of the Portfolios may borrow money to the maximum extent
          ----
permitted by law, including without limitation (i) borrowing from banks or entering into reverse repurchase agreements, or employing similar investment techniques, and pledging its assets in connection therewith if immediately after each borrowing and continuing thereafter, there is asset coverage of 300%, and (ii) entering into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts.

     (6)  none of the above-mentioned Portfolios may issue senior securities,
          ----
except insofar as such Portfolio may be deemed to have issued a senior security by reason of borrowing money in accordance with the Portfolio's borrowing policies, and except that for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security;

     (7)   none of the Portfolios may lend any funds or other assets, except
           ----
that such Portfolio may, consistent with its investment objective and policies:
(a) invest in debt obligations, including bonds, debentures, or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements and reverse repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed one-third of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the Securities and Exchange Commission and the Trustees of the Trust; and

     (8)  none of the Portfolios act as an underwriter of securities of other
          ----
issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

     Notwithstanding the provisions of fundamental investment restrictions (5) and (6) above, a Portfolio may borrow money for temporary administrative purposes. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of a Portfolio, such excess shall be subject to the 300% asset coverage requirement of fundamental investment restriction (5).

     Notwithstanding any other fundamental investment restriction or policy, each Portfolio may invest some or all of its assets in a single registered open-end investment company or a series thereof. Unless specified above, any fundamental investment restriction or policy of any such registered open-end investment company or series thereof shall not be considered a fundamental investment restriction or policy of a Portfolio investing therein.

     The investment objective of each of the Portfolios is non-fundamental and may be changed with respect to each such Portfolio by the Trustees without shareholder approval.

Non-Fundamental Investment Restrictions

     Each Fund (but not any Portfolio) is also subject to the following non-fundamental restrictions and policies (which may be changed without shareholder approval) and, unless otherwise indicated, may not:

     (1) invest in (a) securities which at the time of such investment are not readily marketable, (b) securities the disposition of which is restricted under federal securities laws, (c) repurchase agreements maturing in more than seven days, (d) OTC options (to the extent described above under "Derivative Instruments -- OTC Options"), and (e) IO/PO SMBS (as described above under "Mortgage-Related and Asset-Backed Securities -- Stripped Mortgage - Backed Securities") if, as a result, more than 15% of a Fund's net assets, taken at current value, would then be invested in securities described in (a), (b), (c),
(d) and (e) above. For the purpose of this restriction, securities subject to a 7-day put option or convertible into readily saleable securities or commodities are not included with subsections (a) or (b);

     (2) purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment by a Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.);

     (3) make short sales of securities or maintain a short position for the account of a Fund unless at all times when a short position is open such Fund owns an equal amount of such securities or owns or has the right to acquire securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short;


     (4) with respect to the Renaissance, Growth, Target, Opportunity, Innovation, International, Select International, and Global Innovation Funds, and in each case with respect to 75% of such Fund's total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of such Fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to bank certificates of deposit or to obligations issued or guaranteed as to interest and principal by the U.S. government or its agencies or instrumentalities;

     (5) purchase securities the disposition of which is restricted under the federal securities laws (excluding for purposes of this restriction securities offered and sold pursuant to Rule 144A of the 1933 Act and Section 4(2) commercial paper) if, as a result, such investments would exceed 15% of the value of the net assets of the relevant Fund;

     (6) write (sell) or purchase options except that each Fund may (a) write covered call options or covered put options on securities that it is eligible to purchase and enter into closing purchase transactions with respect to such options, and (b) in combination therewith, or separately, purchase put and call options on securities it is eligible to purchase, and (c) each Fund may engage in options on securities indexes, options on foreign currencies, options on futures contracts, and options on other financial instruments or one or more groups of instruments; provided that the premiums paid by each Fund on all outstanding options it has purchased do not exceed 5% of its total assets. Each Fund may enter into closing sale transactions with respect to options it has purchased; or

     (7) invest more than 15% of the net assets of a Fund (taken at market value at the time of the investment) in "illiquid securities," illiquid securities being defined to include repurchase agreements maturing in more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide withdrawal penalties upon prepayment (other than overnight deposits), or other securities which legally or in the Adviser's or Sub-Adviser's opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Adviser or Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees).

     (8) borrow money, except for temporary administrative purposes as provided above and as provided in the fundamental investment restrictions set forth above.

     The Trust has not adopted any non-fundamental investment restrictions or policies for the 90/10 Portfolio, 60/40 Portfolio or 30/70 Portfolio.

     Unless otherwise indicated, all limitations applicable to a Fund's or Portfolio's investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of a Fund's or Portfolio's assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Fund's or Portfolio's total assets will not require the Fund or Portfolio to dispose of an investment until the Adviser or Sub-Adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund or Portfolio. In the event that ratings services assign different ratings to the same security, the Adviser or Sub-Adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

     The phrase "shareholder approval," as used in the Prospectuses, and the phrase a "vote of a majority of the outstanding voting securities," as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, the Portfolio or the Trust, as the case may be, or (2) 67% or more of the shares of the Fund, the Portfolio or the Trust, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.


                             MANAGEMENT OF THE TRUST

Trustees and Officers

     The business of the Trust is managed under the direction of the Trust's Board of Trustees. Subject to the provisions of the Trust's Declaration of Trust, its By-Laws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Trust's officers.

     The Trustees and officers of the Trust, their ages, and a description of their principal occupations during the past five years are listed below. Except as shown, each Trustee's and officer's principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Trustee may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is 840 Newport Center Drive, Suite 300, Newport Beach, California 92660.


                             Position(s) With the      Principal Occupation(s)
Name, Address and Age                Trust           During the Past Five Years
---------------------------  ----------------------  ---------------------------
E. Philip Cannon             Trustee                 Proprietor, Cannon &
3838 Olympia                                         Company, an affiliate of
Houston, TX 77019                                    Inverness Management LLC,
Age 60                                               a private equity
                                                     investment firm; Trustee
                                                     of PIMS, PIMCO Variable
                                                     Insurance Trust ("PVIT")
                                                     and PIMCO Commercial
                                                     Mortgage Securities Trust,
                                                     Inc. ("PCM").  Formerly,
                                                     Headmaster, St. John's
                                                     School, Houston, Texas;
                                                     Trustee of PIMCO Advisors
                                                     Funds ("PAF") and Cash
                                                     Accumulation Trust
                                                     ("CAT"); General Partner,
                                                     J.B. Poindexter & Co.,
                                                     Houston, Texas, a private
                                                     equity investment firm;
                                                     and Partner, Iberia
                                                     Petroleum Company, an oil
                                                     and gas production company.

Donald P. Carter             Trustee                 Formerly, Trustee of PAF
434 Stable Lane                                      and CAT; Chairman,
Lake Forest, IL 60045                                Executive Vice President
Age 73                                               and Director, Cunningham &
                                                     Walsh, Inc., Chicago, an
                                                     advertising agency;
                                                     Chairman and Director,
                                                     Moduline Industries, Inc.,
                                                     a manufacturer of
                                                     commercial windows and
                                                     curtain walls.

Gary A. Childress            Trustee                 Private investor.
11 Longview Terrace                                  Formerly, Chairman and
Madison, CT 06443                                    Director, Bellefonte Lime
Age 66                                               Company, Inc., a calcitic
                                                     lime producer, and partner
                                                     in GenLime, L.P., a
                                                     dolomitic lime producer,
                                                     which filed a petition in
                                                     bankruptcy within the last
                                                     five years.  Formerly,
                                                     Trustee of PAF and CAT.

                             Position(s) With the      Principal Occupation(s)
Name, Address and Age                Trust           During the Past Five Years
---------------------------  ----------------------  ---------------------------
Richard L. Nelson            Trustee                 President, Nelson
8 Cherry Hills Lane                                  Financial Consultants;
Newport Beach, CA 92660                              Director, Wynn's
Age 70                                               International, Inc., a
                                                     building supplies company;
                                                     and Trustee, Pacific
                                                     Select Fund. Formerly,
                                                     Partner, Ernst & Young.

Kenneth M. Poovey*           Trustee                 Managing Director and
1345 Avenue of the Americas                          Chief Executive Officer of
New York, NY  10150                                  the U.S. Equity Division
Age 68                                               of PIMCO Advisors

Lyman W. Porter              Trustee                 Professor of Management at
2639 Bamboo Street                                   the University of
Newport Beach, CA 92660                              California, Irvine; and
Age 70                                               Trustee, Pacific Select
                                                     Fund.

Alan Richards                Trustee                 Retired Chairman of E.F.
7381 Elegans Place                                   Hutton Insurance Group;
Carlsbad, CA 92009                                   Former Director of E.F.
Age 70                                               Hutton and Company, Inc.;
                                                     Chairman of IBIS Capital,
                                                     LLC, a reverse mortgage
                                                     company; Director, Inspired
                                                     Arts, Inc.; Former Director
                                                     of Western National
                                                     Corporation, a life
                                                     insurance holding company.

W. Bryant Stooks             Trustee                 President, Bryant
9701 E. Happy Valley Rd.                             Investments, Ltd.;
# 15                                                 Director, American Agritec
Scottsdale, AZ   85255                               LLC, a manufacturer of
Age 60                                               hydrophonics products; and
                                                     Director, Valley Isle
                                                     Excursions, Inc., a tour
                                                     operator.  Formerly,
                                                     Trustee of PAF and CAT,
                                                     President, Senior Vice
                                                     President, Director and
                                                     Chief Executive Officer,
                                                     Archirodon Group Inc., an
                                                     international construction
                                                     firm; Partner, Arthur
                                                     Andersen & Co.

Gerald M. Thorne             Trustee                 Director, VPI Inc., a
5 Leatherwood Lane                                   plastics company, and
Savannah, GA  31414                                  American Orthodontics
Age 62                                               Corp.  Formerly, Trustee
                                                     of PAF and CAT; Director,
                                                     Kaytee, Inc., a birdseed
                                                     company; President and
                                                     Director, Firstar National
                                                     Bank of Milwaukee;
                                                     Chairman, President and
                                                     Director, Firstar National
                                                     Bank of Sheboygan;
                                                     Director, Bando-McGlocklin,
                                                     a small business investment
                                                     company.

                             Position(s) With the      Principal Occupation(s)
Name, Address and Age                Trust           During the Past Five Years
---------------------------  ----------------------  ---------------------------
Stephen J. Treadway*         Trustee, President      Managing Director, PIMCO
2187 Atlantic Street         and Chief Executive     Advisors; Chairman and
Stamford, CT 06902           Officer                 President, PIMCO Funds
Age 53                                               Distributors LLC ("PFD");
                                                     Chairman, Municipal
                                                     Advantage Fund, Inc.;
                                                     President, The Emerging
                                                     Markets Income Fund, Inc.,
                                                     The Emerging Markets
                                                     Income Fund II, Inc., The
                                                     Emerging Markets Floating
                                                     Rate Fund, Inc., Global
                                                     Partners Income Fund,
                                                     Inc., Municipal Partners
                                                     Fund, Inc. and Municipal
                                                     Partners Fund II, Inc.
                                                     Formerly, Trustee,
                                                     President and Chief
                                                     Executive Officer of CAT;
                                                     Executive Vice President,
                                                     Smith Barney Inc.

Newton B. Schott, Jr.        Vice President and      Director, Executive Vice
2187 Atlantic Street         Secretary               President, Chief
Stamford, CT 06902                                   Administrative Officer,
Age 58                                               General Counsel and
                                                     Secretary, PFD; Executive
                                                     Vice President, The
                                                     Emerging Markets Income
                                                     Fund, Inc., The Emerging
                                                     Markets Income Fund II,
                                                     Inc., The Emerging Markets
                                                     Floating Rate Fund, Inc.,
                                                     Global Partners Income
                                                     Fund, Inc., Municipal
                                                     Advantage Fund, Inc.,
                                                     Municipal Partners Fund,
                                                     Inc. and Municipal
                                                     Partners Fund II, Inc.
                                                     Formerly, Vice President
                                                     and Clerk of PAF and CAT.

Jeffrey M. Sargent           Senior Vice President   Senior Vice President and
Age 37                                               Manager Shareholder
                                                     Services and Fund
                                                     Administration, Pacific
                                                     Investment Management;
                                                     Senior Vice President of
                                                     PIMS, PVIT and PCM.
                                                     Formerly Vice President,
                                                     Pacific Investment
                                                     Management.

                             Position(s) With the      Principal Occupation(s)
Name, Address and Age                Trust           During the Past Five Years
---------------------------  ----------------------  ---------------------------
John P. Hardaway             Treasurer               Senior Vice President and
Age 43                                               Manager of Investment
                                                     Operations Accounting,
                                                     Pacific Investment
                                                     Management; Treasurer,
                                                     PIMS, PVIT and PCM.
                                                     Formerly, Vice President,
                                                     Pacific Investment
                                                     Management.

Joseph D. Hattesohl          Assistant Treasurer     Vice President and Manger
Age 36                                               of Financial Reporting and
                                                     Taxation, Pacific
                                                     Investment Management;
                                                     Assistant Treasurer, PIMS,
                                                     PVIT and PCM. Formerly,
                                                     Manager of Fund Taxation,
                                                     Pacific Investment
                                                     Management.

Garlin G. Flynn              Assistant Secretary     Specialist, Pacific
Age 54                                               Investment Management;
                                                     Secretary, PIMS, PVIT and
                                                     PCM.  Formerly, Senior
                                                     Fund Administrator,
                                                     Pacific Investment
                                                     Management; Senior Mutual
                                                     Fund Analyst, PIMCO
                                                     Advisors Institutional
                                                     Services.

* Trustee is an "interested person" of the Trust (as defined in Section 2(a)(19) of the 1940 Act).


Trustees' Compensation

     Trustees, other than those affiliated with PIMCO Advisors, a Sub-Adviser, or Pacific Investment Management, receive an annual retainer of $47,000, plus $2,000 for each Board of Trustees meeting attended ($1,000 if the meeting is attended by telephone), and $1,000 for each Audit and Performance Committee meeting attended, plus reimbursement of related expenses. Each Audit and Performance Committee member receives an additional annual retainer of $2,000, the Chairman of the Audit and Performance Committees receives an additional annual retainer of $2,000, the Chairman of the Independent Trustees receives an additional annual retainer of $6,000, and each Vice Chairman of the Independent Trustees receives an additional annual retainer of $3,000. If in the judgment of the Independent Trustees, it is necessary or appropriate for any Independent Trustee, including the Chairman, to perform services in connection with extraordinary Fund activities or circumstances, the Trustee shall be compensated for such services at the rate of $2,000 per day, plus reimbursement of reasonable expenses. Trustees do not currently receive any pension or retirement benefits from the Trust or the Fund Complex (see below). The Trust has adopted a deferred compensation plan for the Trustees, which went into place during 1997, which permits the Trustees to defer their receipt of compensation from the Trust, at their election, in accordance with the terms of the plan.

     The following table sets forth information regarding compensation received by those Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust for the fiscal year ended June 30, 2000:


(1)                                (2)                (3)

                                                      Total
                               Aggregate          Compensation
                           Compensation from     from Trust and
Name of Trustee                   Trust           Fund Complex/1/
---------------------      -----------------     ----------------


E. Philip Cannon/2/               $65,000           $ 84,250
Donald P. Carter                  $74,000           $ 74,000
Gary A. Childress                 $64,000           $ 64,000
Richard L. Nelson                 $67,000           $115,500
Lyman W. Porter/2/                $65,000           $113,500
Alan Richards                     $70,000           $118,500
Joel Segall/3/                    $33,500           $ 33,500
W. Bryant Stooks                  $65,000           $ 65,000
Gerald M. Thorne/2/               $65,000           $ 65,000


Investment Adviser


     PIMCO Advisors serves as investment adviser to each of the Funds and Portfolios pursuant to an investment advisory agreement ("Advisory Agreement") between PIMCO Advisors and the Trust. PIMCO Advisors was organized as a limited partnership under Delaware law in 1987. PIMCO Advisors sole general partner is Pacific-Allianz Partners LLC. Pacific-Allianz Partners LLC is a Delaware limited liability company with two members, Allianz GP Sub LLC, a Delaware limited liability company, and Pacific Asset Management LLC, a Delaware limited liability company. Allianz GP Sub LLC is a wholly-owned subsidiary of Allianz of America, Inc., which is a wholly-owned subsidiary of Allianz AG. Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life Insurance Company, which is a wholly-owned subsidiary of Pacific Mutual Holding Company.

     The general partner of PIMCO Advisors has substantially delegated its management and control of PIMCO Advisors to an Executive Committee. The Executive Committee of PIMCO Advisors is comprised of Joachim Faber, Udo Frank, Kenneth M. Poovey, William S. Thompson, Jr. and Marcus Riess.


     PIMCO Advisors is located at 800 Newport Center Drive, Newport Beach, California 92660. PIMCO Advisors and its subsidiary partnerships had approximately $272 billion of assets under management as of


-----------------------

     /1/ The amounts listed in column (3) include total compensation paid to the Trustees for their services as Trustees of the Trust (for all Trustees) and Pacific Select Fund (for Messrs. Nelson, Porter, and Richards) for the twelve-month period ended June 30, 2000. As of May 16, 2000, Mr. Cannon also began serving as Trustee of PIMS, PVIT, and PCM and received compensation for the period ended June 30, 2000. By virtue of having PIMCO Advisors or an affiliate of PIMCO Advisors as investment adviser, the Trust, PIMS, PVIT, PCM and Pacific Select Fund were considered to be part of the same "Fund Complex" for these purposes.

     /2/ The Trust has adopted a deferred compensation plan (the "Plan") which went into place during fiscal 1997. Of the amounts listed in column (2), the following Trustees elected to have the following amounts deferred from the Trust and all investment companies in the Fund Complex, respectively: Cannon - $65,000, $84,250; Porter - $65,000, $65,000; and Thorne - $65,000, $65,000.

     /3/ Mr. Segall retired as a Trustee in December 1999.

September 30, 2000.

Agreement with Allianz AG
-------------------------

     On May 5, 2000 the general partners of PIMCO Advisors closed the transactions contemplated by the Implementation and Merger Agreement dated as of October 31, 1999 ("Implementation Agreement"), as amended March 3, 2000, with Allianz of America, Inc., Pacific Asset Management LLC, PIMCO Partners, LLC, PIMCO Holding LLC, PIMCO Partners, G.P., and other parties to the Implementation Agreement. As a result of completing these transactions, PIMCO Advisors is now majority-owned indirectly by Allianz AG, with subsidiaries of Pacific Life Insurance Company retaining a significant minority interest. Allianz AG is a German based insurer. Pacific Life Insurance Company is a Newport Beach, California based insurer.

     In connection with the closing, Allianz of America entered into a put/call arrangement for the possible disposition of Pacific Life's indirect interest in PIMCO Advisors. The put option held by Pacific Life will allow it to require Allianz of America, on the last business day of each calendar quarter following the closing, to purchase at a formula-based price all of the PIMCO Advisors' units owned directly or indirectly by Pacific Life. The call option held by Allianz of America will allow it, beginning January 31, 2003 or upon a change in control of Pacific Life, to require Pacific Life to sell or cause to be sold to Allianz of America, at the same formula-based price, all of the PIMCO Advisors' units owned directly or indirectly by Pacific Life.


     Allianz AG's address is Koniginstrasse 28, D-80802, Munich, Germany. Pacific Life's address is 700 Newport Center Drive, Newport Beach, CA 92660.

Advisory Agreement
------------------


     PIMCO Advisors, subject to the supervision of the Board of Trustees, is responsible for providing advice and guidance with respect to the Funds and Portfolios and for managing, either directly or through others selected by the Adviser, the investments of the Funds and Portfolios. PIMCO Advisors also furnishes to the Board of Trustees periodic reports on the investment performance of each Fund and Portfolio. As more fully discussed below, for all of the Funds except the Equity Income, Value, Growth, Target, Opportunity, Innovation, Global Innovation, Renaissance, International, Select Growth, and Growth & Income Funds, PIMCO Advisors has engaged affiliates to serve as Sub-Advisers. PIMCO Advisors has engaged an unaffiliated firm to serve as Sub-Adviser to the International Fund. The PIMCO Equity Advisors division ("PIMCO Equity Advisors") of PIMCO Advisors manages the investment portfolios of the Equity Income, Value, Growth, Target, Opportunity, Innovation, Global Innovation, Renaissance, Select Growth,and Growth & Income Funds. Acting in this capacity, PIMCO Equity Advisors is also referred to herein as a "Sub- Adviser." If a Sub-Adviser ceases to manage the portfolio of a Fund, PIMCO Advisors will either assume full responsibility for the management of that Fund, or retain a new Sub-Adviser subject to the approval of the Trustees and, if required, the Fund's shareholders.

     PIMCO Advisors selects the Underlying Funds in which the 90/10 Portfolio, the 60/40 Portfolio and the 30/70 Portfolio invest. PIMCO Advisors' Asset Allocation Committee is responsible for determining how the assets of the Portfolios are allocated and reallocated from time to time among the Underlying PIMCO Funds selected by PIMCO Advisors. The Portfolios do not pay any fees to PIMCO Advisors in return for these services under the Advisory Agreement. The Portfolios do, however, indirectly pay a proportionate share of the advisory fees paid to PIMCO Advisors and Pacific Investment Management by the Underlying PIMCO Funds in which the Portfolios invest.

     Under the terms of the Advisory Agreement, PIMCO Advisors is obligated to manage the Funds and the Portfolios in accordance with applicable laws and regulations. The investment advisory services of PIMCO Advisors to the Trust are not exclusive under the terms of the Advisory Agreement. PIMCO Advisors is free to, and does, render investment advisory services to others.

     The Advisory Agreement will continue in effect with respect to a Fund and Portfolio for two years from its effective date, and thereafter on a yearly basis, provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Fund or Portfolio, or by the Board of Trustees, and (ii) by a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Advisory Agreement. The Advisory Agreement may be terminated without penalty by vote of the Trustees or the vote of a majority of the outstanding voting shares of the Trust (or with respect to a particular Fund or Portfolio, by the vote of a majority of the outstanding voting shares of such Fund or Portfolio), or by the Adviser, on 60 days' written notice to the other party and will terminate automatically in the event of its assignment. In addition, the Advisory Agreement may be terminated with regard to the Renaissance, Growth, Target, Opportunity, Innovation and International Funds by vote of a majority of the Trustees who are not interested persons of the Trust, on 60 days' written notice to PIMCO Advisors.

     The Adviser currently receives a monthly investment advisory fee from each Fund at the following annual rates (based on the average daily net assets of the particular Funds):


  Fund                                                                  Advisory
  ----                                                                  Fee Rate
                                                                        --------
Equity Income, Value, Tax-Efficient Equity, Mega-Cap,
  Capital Appreciation, Mid-Cap, NFJ Equity Income, NFJ
  Value, Structured Emerging Markets, Tax- Efficient
  Structured Emerging Markets and Enhanced Equity Funds ................   .45%
Growth and NFJ Value 25 Funds ..........................................   .50%
International and Target Funds .........................................   .55%
Small-Cap Value, Renaissance Select Growth and Growth Income Funds .....   .60%
Opportunity and Innovation Funds .......................................   .65%
Select International ...................................................   .75%
Global Innovation ......................................................  1.00%
Micro-Cap Fund .........................................................  1.25%

     For the fiscal years ended June 30, 2000, June 30, 1999 and June 30, 1998 the Funds paid the Adviser (or its predecessor) the following amounts under the Advisory Contract:


                                        Year        Year          Year
                                       Ended        Ended        Ended
Fund                                  6/30/00      6/30/99      6/30/98
--------------------------------  -----------  -----------  -----------
Equity Income Fund                    699,003  $   892,889  $   795,252
Value Fund                            908,711    1,043,826      951,140
Small-Cap Value Fund                1,978,580    2,215,048    1,395,130
Select Growth Fund/(1)/                19,736      413,258      504,760
Growth & Income Fund                   32,475       74,646       53,956
Capital Appreciation Fund           4,180,797    5,057,813    3,627,790
Mid-Cap Fund/(1)/                   4,608,685    3,926,642    2,622,029
Micro-Cap Fund/(1)/                 2,795,758    3,035,025    2,759,876
Small-Cap Fund/(1)/                   578,387      574,447      411,785
Enhanced Equity Fund                  276,178      238,001      199,467
Emerging Markets Fund/ (1)/               N/A          N/A      349,026
International Developed Fund/(1)/         N/A          N/A      653,050
Balanced Fund/(1)/                    120,694      311,190      300,049
Renaissance Fund                    3,279,586    3,771,388    3,010,051
Growth Fund                        13,317,691   10,728,640    9,329,701
Target Fund                         9,095,743    5,837,985    6,607,151
Opportunity Fund                    3,486,462    3,171,024    5,172,363
Innovation Fund                    21,684,203    4,453,888    2,028,712
International Fund                    811,923      753,828      922,680
Select International Fund*             96,976       58,010       24,756
Precious Metals Fund/(1)/              72,414      125,947      165,918
Tax Exempt Fund/ (1)/                     N/A          N/A      144,515
Value 25 Fund /(1)/                     8,626        7,550          N/A
Tax-Efficient Equity Fund             227,081       56,985          N/A
Structured Emerging Markets Fund      210,237      156,322          N/A
Tax-Efficient Structured
 Emerging Markets Fund                399,399      212,327          N/A
Mega-Cap Fund                          13,449          N/A          N/A
Global Innovation Fund                158,353          N/A          N/A
NFJ Value Fund                            542          N/A          N/A
NFJ Equity Income Fund                 11,300          N/A          N/A
NFJ Value 25 Fund                         N/A          N/A          N/A
60/40 Portfolio                           N/A          N/A          N/A
30/70 Portfolio                           N/A          N/A          N/A
90/10 Portfolio                           N/A          N/A          N/A
                                  -----------  -----------  -----------
TOTAL                             $69,072,989  $47,116,679  $42,029,157

-------------

* Amounts for the year ended June 30, 1998 are for the period 12/31/97 through 6/30/98.

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

Portfolio Management Agreements


    PIMCO Equity Advisors manages the investment portfolios of the Growth, Target, Opportunity, Innovation, Renaissance, Select Growth, Equity Income, Value, and Growth & Income Funds. The Adviser employs Sub-Advisers to provide investment advisory services to each other Fund pursuant to portfolio management agreements (each a "Portfolio Management Agreement") between the Adviser and the Fund's Sub-Adviser. Each Sub-Adviser retained by the Adviser is an affiliate of the Adviser except for Blairlogie Capital Management ("Blairlogie"), which advises the International Fund. The Adviser currently has eight subsidiaries, the following four of which manage one or more of the Funds: PIMCO/Allianz Investment Advisors LLC ("PAIA"), Parametric Portfolio Associates ("Parametric"), Cadence Capital Management ("Cadence") and NFJ Investment Group ("NFJ"). On April 30, 1999, the Adviser sold all of its ownership interest in Blairlogie. See "Blairlogie" below.


    Shareholders of each Fund (except the Innovation, Mid-Cap and Micro-Cap Funds) have approved a proposal permitting PIMCO Advisors to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order prohibits PIMCO Advisors from entering into sub-advisory agreements with affiliates of PIMCO Advisors without shareholder approval, unless such affiliates are substantially wholly-owned by PIMCO Advisors.

PIMCO Equity Advisors
---------------------


    PIMCO Equity Advisors, a division of PIMCO Advisors, acts as the Sub-Adviser and provides investment advisory services to the Equity Income, Value, Growth, Target, Opportunity, Innovation, Global Innovation, Renaissance, Select Growth, and Growth & Income Funds. PIMCO Equity Advisors' address is 1345 Avenue of the Americas, 50th Floor, New York, NY 10105. Additional information about PIMCO Advisors, including information regarding investment advisory fees paid to PIMCO Advisors by the Equity Income, Value, Growth, Target, Opportunity, Innovation, Renaissance, Select Growth, Growth & Income, and Global Innovation Funds is provided above under "Investment Adviser." Prior to March 5, 1999, Columbus Circle Investors ("Columbus Circle"), a former subsidiary partnership of the Adviser, served as Sub-Adviser to the Growth, Target, Opportunity and Innovation Funds. Columbus Circle served as Sub-Adviser to the Renaissance Fund until May 7, 1999, and it served as Sub-Adviser to the Select Growth Growth & Income Funds until July 1, 1999. On July 1, 1999, the Adviser sold all of its ownership interest in Columbus Circle to certain of Columbus Circle's employees. Prior to May 8, 2000, NFJ served as Sub-Adviser to the Equity Income and Value Funds. PIMCO Equity Advisors served as the Sub-Adviser to the Select International Fund prior to November 1, 2000. Prior to July 1, 1999, Columbus Circle served as the Sub-Adviser to the Select International Fund.


PAIA
----


    Pursuant to a Portfolio Management Agreement between the Adviser and PAIA, PAIA is the Sub-Adviser and provides investment advisory services to the Select International Fund. For the services provided to the Fund, the Adviser (not the Trust) pays PAIA a monthly fee at the annual rate of .55% based on the average daily net assets of the Select International Fund.


    PAIA is organized as a limited liability company with PIMCO Advisors as its sole member. The address of PAIA is 1345 Avenue of the Americas, 50th floor, New York, NY 10105. PAIA commenced operations in 2000.

Parametric
----------

    Pursuant to a Portfolio Management Agreement between the Adviser and Parametric, Parametric is the Sub-Adviser and provides investment advisory services to the Tax-Efficient Equity, Enhanced Equity, Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds. For the services provided to each Fund, the Adviser (not the Trust) pays Parametric a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular Fund): .35% for the Tax-Efficient Equity Fund, .35% for the Enhanced Equity Fund, .35% for the Structured Emerging Markets Fund, and
 .35% for the Tax-Efficient Structured Emerging Markets Fund.


    Parametric is an investment management firm organized as a general partnership. Parametric is the successor investment adviser to Parametric Portfolio Associates, Inc., which commenced operations in 1987. Parametric has two partners: PIMCO Advisors as the supervisory partner, and Parametric Management Inc. as the managing partner. The predecessor investment adviser to Parametric commenced operations in 1987. Parametric is located at 7310 Columbia Center, 701 Fifth Avenue, Seattle, Washington 98104-7090. Parametric provides investment management services to a number of institutional accounts, including employee benefit plans, college endowment funds and foundations. Accounts managed by Parametric had combined assets, as of September 30, 2000, of approximately $4.4 billion.

Cadence
-------

    Pursuant to a Portfolio Management Agreement between the Adviser and Cadence, Cadence provides investment advisory services to the Mega-Cap, Capital Appreciation, Mid-Cap and Micro-Cap Funds. For the services provided, the Adviser (not the Trust) pays Cadence a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular
Fund): .35% for the Mega-Cap Fund, .35% for the Capital Appreciation Fund, .35% for the Mid-Cap Fund, and 1.15% for the Micro-Cap Fund.


    Cadence is an investment management firm organized as a general partnership. Cadence is the successor investment adviser to Cadence Capital Management Corporation, which commenced operations in 1988. Cadence has two partners: PIMCO Advisors as the supervisory partner, and Cadence Capital Management Inc. as the managing partner. Cadence is located at Exchange Place, 53 State Street, Boston, Massachusetts 02109. Cadence provides investment management services to a number of institutional accounts, including employee benefit plans, college endowment funds and foundations. Accounts managed by Cadence had combined assets, as of September 30, 2000, of approximately $6.8 billion.

NFJ
---

    Pursuant to a Portfolio Management Agreement between the Adviser and NFJ, NFJ provides investment advisory services to the Small-Cap Value, NFJ Value 25, NFJ Value and NFJ Equity Income Funds. For the services provided, the Adviser (not the Trust) pays NFJ a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular Fund): .40% for the NFJ Value 25 Fund, .50% for the Small-Cap Value Fund, .35% for the NFJ Equity Income Fund and .35% for the NFJ Value Fund.


    NFJ is an investment management firm organized as a general partnership. NFJ is the successor investment adviser to NFJ Investment Group, Inc., which commenced operations in 1989. NFJ has two partners: PIMCO Advisors as the supervisory partner, and NFJ Management Inc. as the managing partner. NFJ is located at 2121 San Jacinto, Suite 1840, Dallas, Texas 75201. NFJ provides investment management services to a number of institutional accounts, including employee benefit plans, college endowment funds and foundations. Accounts managed by NFJ had combined assets, as of September 30, 2000, of approximately $1.8 billion.

Blairlogie
----------

    Pursuant to a Portfolio Management Agreement between the Adviser and Blairlogie, Blairlogie provides investment advisory services to the International Fund. For the services provided, the Adviser (not the Trust) pays Blairlogie a monthly fee for the Fund at the annual rate of .40% based on the average daily net assets of the International Fund.

    Blairlogie is an investment management firm organized as a limited partnership under the laws of the United Kingdom. Blairlogie is the successor investment adviser to Blairlogie Capital Management Ltd., which commenced operations in 1992. Blairlogie is an indirect majority-owned subsidiary of the Alleghany Corporation. The Alleghany Corporation is engaged through its subsidiaries in the businesses of title insurance, reinsurance, other financial services and industrial minerals. Blairlogie is located at 125 Princes Street, 4th Floor, Edinburgh EH2 4AD, Scotland. Blairlogie provides investment management services to a number of institutional accounts, including employee benefit plans, college endowment funds and foundations. Accounts managed by Blairlogie had combined assets, as of September 30, 2000, of approximately $1 billion.

    Until April 30, 1999, Blairlogie was an affiliate of the Adviser. On April 30, 1999, the Adviser sold all of its ownership interests in Blairlogie to subsidiaries of the Alleghany Corporation (the "Blairlogie Transaction"), and therefore Blairlogie is no longer affiliated with the Adviser.

    In connection with the Blairlogie Transaction, the Emerging Markets and International Developed Funds (the "Transferred Funds") transferred all of their assets and liabilities to newly formed series of Alleghany Funds managed by Blairlogie. The Transferred Funds were liquidated in connection with the Blairlogie Transaction and are no longer series of the Trust.

    For the fiscal years ended June 30, 2000, June 30, 1999 and June 30, 1998, the amount of portfolio management fees paid by the Adviser (or its predecessor) to the applicable Sub-Adviser (or its predecessor) for each of the Funds was as follows:

                                                        Year        Year         Year
                                                       Ended        Ended        Ended
                                                      6/30/00      6/30/99     6/30/98
                                                      -------      -------     -------
Equity Income Fund                                $   186,339  $   694,469  $   618,529
Value Fund                                            613,460      811,864      739,776
Small-Cap Value Fund                                1,648,817    1,845,873    1,162,608
Select Growth Fund/(1)/                                   N/A      340,758      416,205
Growth & Income Fund                                      N/A       62,797       45,391
Capital Appreciation Fund                           3,251,731    3,933,855    2,821,614
Mid-Cap Fund/(1)/                                   3,584,533    3,054,054    2,039,356
Micro-Cap Fund/(1)/                                 2,590,845    2,794,415    2,539,086
Small-Cap Fund/(1)/                                   520,548      517,002      370,606
Enhanced Equity Fund                                  214,805      185,113      155,141
Emerging Markets Fund/(1)/                                N/A      133,867      307,963
International Developed Fund/(1)/                         N/A      509,210      544,208
Balanced Fund/(1)/                                     46,920      212,316      212,532
Renaissance Fund                                          N/A    2,033,332    1,906,366
Growth Fund                                               N/A    4,727,674    6,344,197
Target Fund                                               N/A    2,563,818    4,324,681
Opportunity Fund                                          N/A    1,682,634    3,819,591
Innovation Fund                                           N/A    1,325,219    1,186,016
International Fund                                    590,489      540,637      671,040
Select International Fund                                 N/A       27,298       11,650

Precious Metal Fund/(1)/                               42,241       73,469       96,785
Value 25 Fund/(1)/                                      6,891        6,021          N/A
Tax-Efficient Equity Fund                             176,618       44,322          N/A
Structured Emerging Markets Fund                      163,518      121,584          N/A
Tax-Efficient Structured Emerging Markets Fund        310,643      165,144          N/A
Tax Exempt Fund/(1)/                                      N/A          N/A      144,515
Mega-Cap Fund                                          10,460          N/A          N/A
Global Innovation Fund                                                 N/A          N/A
NFJ Value Fund                                            422          N/A          N/A
NFJ Equity Income Fund                                  8,789          N/A          N/A
NFJ Value 25 Fund                                         N/A          N/A          N/A
                                                  -----------  -----------  -----------
TOTAL                                             $14,268,069  $28,406,745  $30,477,856

-----------------

* Amounts for the year ended June 30, 1998 are for the period 12/31/97 through 6/30/98.
(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

Fund Administrator

    In addition to its services as Adviser, PIMCO Advisors serves as administrator (and is referred to in this capacity as the "Administrator") to the Funds and Portfolios pursuant to an administration agreement (the "Administration Agreement") with the Trust. The Administrator provides or procures administrative services to the Funds and Portfolios, which include clerical help and accounting, bookkeeping, internal audit services and certain other services they require, and preparation of reports to the Trust's shareholders and regulatory filings. PIMCO Advisors has retained Pacific Investment Management as sub-administrator to provide such services pursuant to a sub-administration agreement (the "Sub-Administration Agreement"). PIMCO Advisors may also retain other affiliates to provide such services. In addition, the Administrator arranges at its own expense for the provision of legal, audit, custody, transfer agency and other services necessary for the ordinary operation of the Funds and Portfolios, and is responsible for the costs of registration of the Trust's shares and the printing of prospectuses and shareholder reports for current shareholders. Under the Administration Agreement, the Administrator has agreed to provide or procure these services, and to bear these expenses, at the following annual rates for each Fund and Portfolio (each expressed as a percentage of the Fund's or Portfolio's average daily net assets attributable to the indicated class or classes of shares on an annual basis):

                            Administrative Fee Rate
                            -----------------------

                                  Institutional                  Class A, Class B,
                                       and                          and Class C                      Class D
Fund or Portfolio                 Administrative                       Shares*                       Shares**
-----------------                    Classes*                          ------                         ------
                                     -------
Equity Income Fund                     .25%        .40% of first $2.5 billion                         .65%
                                                   .35% of amounts in excess of $2.5 billion
Tax-Efficient Equity Fund              .25%        .40% of first $2.5 billion                         .65%
                                                   .35% of amounts in excess of $2.5 billion
Value Fund                             .25%        .40% of first $2.5 billion                         .65%
                                                   .35% of amounts in excess of $2.5 billion
Small-Cap Value Fund                   .25%        .40% of first $2.5 billion                          N/A
                                                   .35% of amounts in excess of $2.5 billion
Select Growth Fund                     .25%        .40% of the first $2.5 billion                     .65%
                                                   .35% of amounts in excess of $2.5 billion

                                  Institutional                  Class A, Class B,
                                       and                          and Class C                      Class D
Fund or Portfolio                 Administrative                       Shares*                       Shares**
-----------------                    Classes*                          ------                         ------
                                     -------
Growth & Income Fund                   .25%        .50% of the first $2.5 billion                     .75%
                                                   .45% of amounts in excess of $2.5 billion
NFJ Value 25 Fund                      .25%                             N/A                            N/A
Mega-Cap Fund                          .25%                             N/A                            N/A
Capital Appreciation Fund              .25%        .40% of first $2.5 billion                         .65%
                                                   .35% of amounts in excess of $2.5 billion
Mid-Cap Fund                           .25%        .40% of first $2.5 billion                         .65%
                                                   .35% of amounts in excess of $2.5 billion
Micro-Cap Fund                         .25%                             N/A                            N/A
Enhanced Equity Fund                   .25%                             N/A                            N/A
Renaissance Fund                       .25%        .40% of first $2.5 billion                         .65%
                                                   .35% of amounts in excess of $2.5 billion
Growth Fund                            .25%        .40% of first $2.5 billion                         .65%
                                                   .35% of amounts in excess of $2.5 billion
Target Fund                            .25%        .40% of first $2.5 billion                         .65%
                                                   .35% of amounts in excess of $2.5 billion
Opportunity Fund                       .25%        .40% of first $2.5 billion                          N/A
                                                   .35% of amounts in excess of $2.5 billion
Innovation Fund                        .25%        .40% of first $2.5 billion                         .65%
                                                   .35% of amounts in excess of $2.5 billion
International Fund                     .50%        .65% of first $2.5 billion                          N/A
                                                   .60% of amounts in excess of $2.5 billion
                                                   .60% of amounts in excess of $2.5 billion
Global Innovation Fund                 .40%        .60% of first $2.5 billion                         .85%
                                                   .55% of amounts in excess of $2.5 billion
Tax-Efficient Structured               .50%                             N/A                            N/A
Emerging Markets Fund
Structured Emerging Markets            .50%                             N/A                            N/A
Fund
NFJ Equity Income                      .25%                             N/A                            N/A
NFJ Value                              .25%                             N/A                            N/A
Select International Fund              .50%        .70% of the first $2.5 billion                     .95%
                                                   .65% of amounts in excess of $2.5 billion
90/10 Portfolio                        .10%***     .40% of first $2.5 billion                          N/A
                                                   .35% of amounts in excess of $2.5 billion

                                  Institutional                  Class A, Class B,
                                       and                          and Class C                      Class D
Fund or Portfolio                 Administrative                      Shares*                        Shares**
-----------------                    Classes*                         ------                         ------
                                     -------
60/40 Portfolio                       .10%***      .40% of first $2.5 billion                          N/A
                                                   .35% of amounts in excess of $2.5 billion

30/70 Portfolio                       .10%***      .40% of first $2.5 billion                          N/A
                                                   .35% of amounts in excess of $2.5 billion

* The Administrator receives administrative fees based on a Fund's or Portfolio's average daily net assets attributable in the aggregate to its Institutional and Administrative Class shares on the one hand, and to its Class A, Class B and Class C shares on the other.

** As described below, the Administration Agreement includes a plan adopted in conformity with Rule 12b-1 which provides for the payment of up to .25% of the Class D Administrative Fee rate as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

*** The Administrative Fee for Institutional and Administrative Class shares of each Portfolio reflects a fee waiver currently in effect. In the absence of this waiver, the Administrative Fee rate for Institutional and Administrative Class shares of each Portfolio would be 0.15% per annum.

(1) The Administrator has contractually agreed to waive, reduce or reimburse its Administrative Fee for each class of shares for each of these Funds in an amount that, in essence, is equal to such Fund's organizational expenses and disinterested Trustees' expenses (as defined below) attributed to that class.


     Except for the expenses paid by the Administrator, the Trust bears all costs of its operations. The Trust is responsible for the following expenses:
(i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO Advisors, Pacific Investment Management, or their subsidiaries or affiliates;
(ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO Advisors, any Sub-Adviser, or the Trust, and any counsel retained exclusively for their benefit ("disinterested Trustees' expenses");
(vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses which are capitalized in accordance with generally accepted accounting principals; and (viii) any expenses allocated or allocable to a specific class of shares ("Class-specific expenses").

     Class-specific expenses include distribution and/or service fees payable with respect to the Class A, Class B, Class C, Class D or Administrative Class shares and administrative fees as described above, and may include certain other expenses as permitted by the Trust's Amended and Restated Multi-Class Plan (the "Multi-Class Plan") adopted pursuant to Rule 18f-3 under the 1940 Act, which is subject to review and approval by the Trustees. It is not presently anticipated that any expenses other than distribution and/or service fees and administrative fees will be allocated on a class-specific basis.

     The Administration Agreement may be terminated by the Trust at any time by vote of (1) a majority of the Trustees, (2) a majority of the outstanding voting securities of the Trust, or (3) with respect to the Renaissance, Growth, Target, Opportunity, Innovation and International Funds, by a majority of the Trustees who are not interested persons of the Trust or PIMCO Advisors, on 60 days' written notice to PIMCO Advisors.

     Under the Administration Agreement, the Administrator or an affiliate may pay financial service firms a portion of the Class D administration fees in return for the firms' services (normally not to exceed an annual rate of .35% of a Fund's average daily net assets attributable to Class D shares purchased through such firms). The Administration Agreement includes a plan specific to Class D shares which has been adopted in conformity with the requirements set forth under Rule 12b-1 of the 1940 Act to allow for payment of up to .25% per annum of the Class D administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution of Class D shares and/or the provision of shareholder services. See "Distribution of Trust Shares--Plan for Class D Shares."

     After an initial two-year term, the Sub-Administration Agreement will continue from year to year upon the approval of the parties thereto. The Sub-Administration Agreement may be terminated at any time by PIMCO Advisors or Pacific Investment Management upon 60 days' written notice to the other party and, with respect to the services rendered to the Trust, at any time by vote of a majority of the disinterested Trustees of the Trust. The Sub-Administration Agreement will also terminate upon termination of the Administration Agreement.

     For the fiscal years ended June 30, 2000, June 30, 1999 and June 30, 1998, the aggregate amount of the administration fees paid by the Funds and Portfolios was as follows (Class D shares were not offered prior to April 8, 1998):

                                          Year             Year            Year
                                          Ended           Ended           Ended
Fund                                     6/30/00         6/30/99        6/30/98
---------------------------          -----------     -----------     -----------
Equity Income Fund                       463,388     $   579,501     $   487,106
Value Fund                               678,205         778,004         720,965
Small-Cap Value Fund                   1,232,827       1,373,378         850,182
Select Growth Fund/(1)/                   11,113         181,254         221,386
Growth & Income Fund                      12,856          29,621          21,411
Capital Appreciation Fund              2,654,312       3,129,528       2,144,151
Mid-Cap Fund/(1)/                      3,040,667       2,641,971       1,722,412
Micro-Cap Fund/(1)/                      559,152         607,005         551,975
Small-Cap Fund/(1)/                      144,597         143,612         102,410
Enhanced Equity Fund                     153,432         132,223         110,815
Emerging Markets Fund/(1)/                   N/A             N/A         208,654
International Developed
 Fund/(1)/                                   N/A             N/A         555,314
Balanced Fund/(1)/                          [  ]         220,148         186,627
Renaissance Fund                       2,184,805       2,513,413       2,006,144
Growth Fund                           10,491,542       8,581,473       7,463,761
Target Fund                            6,594,163       4,244,469       4,805,201
Opportunity Fund                       2,117,069       1,950,916       3,182,992
Innovation Fund                       12,859,854       2,740,592       1,248,438
International Fund                       926,817         877,968       1,090,440
Select International Fund*                58,068          34,123          14,562
Precious Metals Fund/(1)/                 12,554          94,460         124,438
Tax Exempt Fund/(1)/                         N/A             N/A         193,724
Value 25 Fund/(1)/                         1,622           5,790             N/A
Tax-Efficient Equity Fund                174,436          49,326             N/A
Structured Emerging
 Markets Fund                            233,597         173,691             N/A
Tax-Efficient Structured
 Emerging Markets Fund                   443,776         235,919             N/A
Mega-Cap Fund                              7,472             N/A             N/A
Global Innovation Fund                    99,521             N/A             N/A
NFJ Value Fund                               301             N/A             N/A
NFJ Equity Income Fund                     6,278             N/A             N/A
NFJ Value 25 Fund                            N/A             N/A             N/A
60/40 Portfolio                           65,448          20,123             N/A
30/70 Portfolio                           29,149          10,422             N/A
90/10 Portfolio                           60,246          14,344             N/A
                                     -----------     -----------     -----------

TOTAL                                $45,303,091     $31,363,276     $28,013,108


* Amounts for the year ended June 30, 1998 are for the period from 12/31/97 through 6/30/98.
(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.



                         DISTRIBUTION OF TRUST SHARES

Distributor and Multi-Class Plan

     PIMCO Funds Distributors LLC (the "Distributor") serves as the principal underwriter of each class of the Trust's shares pursuant to a distribution contract (the "Distribution Contract") with the Trust. The Distributor is a wholly-owned subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stamford, Connecticut 06902, is a broker-dealer registered with the Securities and Exchange Commission. The Distribution Contract is terminable with respect to a Fund, Portfolio or class of shares without penalty, at any time, by the Fund, Portfolio or class by not more than 60 days' nor less than 30 days' written notice to the Distributor, or by the Distributor upon not more than 60 days' nor less than 30 days' written notice to the Trust. The Distributor is not obligated to sell any specific amount of Trust shares.

     The Distribution Contract will continue in effect with respect to each Fund and Portfolio, and each class of shares thereof, for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the entire Board of Trustees or by the majority of the outstanding shares of the Fund, Portfolio or class, and (ii) by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect interest financial interest in the Distribution Contract or the Distribution and/or Servicing Plans described below, by vote cast in person at a meeting called for the purpose. If the Distribution Contract is terminated (or not renewed) with respect to one or more Funds, Portfolios or classes, it may continue in effect with respect to any Fund, Portfolio or class as to which it has not been terminated (or has been renewed).

     The Trust currently offers up to six classes of shares of each of the
Funds: Class A, Class B, Class C, Class D, Institutional Class and Administrative Class shares. The Trust currently offers Class A, Class B, Class C, Institutional Class and Administrative Class shares of each Portfolio.

     Class A, Class B and Class C shares of the Trust are offered through firms ("participating brokers") which are members of the National Association of Securities Dealers, Inc. ("NASD"), and which have dealer agreements with the Distributor, or which have agreed to act as introducing brokers for the Distributor ("introducing brokers").

     Class D shares are generally offered to clients of financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of PIMCO Funds: Multi-Manager Series in particular investment products, programs or accounts for which a fee may be charged.

     Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations, and high net worth individuals (Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to the customers' investments in the Funds). Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers, and other intermediaries, and each Fund pays service or distribution fees to such entities for services they provide to Administrative Class shareholders.

     Under the Trust's Multi-Class Plan, shares of each class of each Fund and Portfolio represent an equal pro rata interest in the Fund or Portfolio and, generally, have identical voting, dividend, liquidation, and other rights preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements; and (c) each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

     Each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. In addition, each class may, at the Trustees' discretion, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust's assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Fund. Each class may have a differing sales charge structure, and differing exchange and conversion features.

Contingent Deferred Sales Charge and Initial Sales Charge

     As described in the Class A, B and C Prospectus and the Retail Portfolio Prospectus under the caption "Investment Options (Class A, B and C Shares)," a contingent deferred sales charge is imposed upon certain redemptions of Class A, Class B and Class C shares. No contingent deferred sales charge is currently imposed upon redemptions of Class D, Institutional Class or Administrative Class shares. Because contingent deferred sales charges are calculated on a series-by-series basis, shareholders should consider whether to exchange shares of one Fund or Portfolio for shares of another Fund or Portfolio prior to redeeming an investment if such an exchange would reduce the contingent deferred sales charge applicable to such redemption.

     During the fiscal years ended June 30, 2000, June 30, 1999 and June 30, 1998, the Distributor received the following aggregate amounts in contingent deferred sales charges on Class A shares, Class B shares and Class C shares of the Funds and the Portfolios:

             Year        Year        Year
             Ended       Ended       Ended
Class        6/30/00     6/30/99     6/30/98
---------  ----------  ----------  ----------

Class A    $  171,399  $    5,341  $  2,273

Class B     2,328,986   2,063,747   945,353

Class C       612,618     618,030   480,061

     As described in the Class A, B and C Prospectus and the Retail Portfolio Prospectus under the caption "Investment Options (Class A, B and C Shares)," Class A shares of the Trust are sold pursuant to an initial sales charge, which declines as the amount of the purchase reaches certain defined levels. For the fiscal years ended June 30, 2000, June 30, 1999 and June 30, 1998, the Distributor received an aggregate of $16,118,114, $7,013,745 and $4,878,434, respectively, and retained an aggregate of $2,703,541, $904,586 and $506,878, respectively, in initial sales charges paid by Class A shareholders of the Trust.

Distribution and Servicing Plans for Class A, Class B and Class C Shares

     As stated in the Class A, B and C Prospectus and the Retail Portfolio Prospectus under the caption "Investment Options -- Class A, B and C Shares -- Distribution and Servicing (12b-1) Plans," Class A, Class B and Class C shares of the Trust are continuously offered through participating brokers which are members of the NASD and which have dealer agreements with the Distributor, or which have agreed to act as introducing brokers.

     Pursuant to separate Distribution and Servicing Plans for Class A, Class B and Class C shares (the "Retail Plans"), the Distributor receives (i) in connection with the distribution of Class B and Class C shares of the Trust, certain distribution fees from the Trust, and (ii) in connection with personal services rendered to Class A, Class B and Class C shareholders of the Trust and the maintenance of shareholder accounts, certain servicing fees from the Trust. Subject to the percentage limitations on these distribution and servicing fees set forth below, the distribution and servicing fees may be paid with respect to services rendered and expenses borne in the past with respect to Class A, Class B and Class C shares as to which no distribution and servicing fees were paid on account of such limitations.

     The Distributor makes distribution and servicing payments to participating brokers and servicing payments to certain banks and other financial intermediaries in connection with the sale of Class B and Class C shares and servicing payments to participating brokers, certain banks and other financial intermediaries in connection with the sale of Class A shares. In the case of Class A shares, these parties are also compensated based on the amount of the front-end sales charge reallowed by the Distributor, except in cases where Class A shares are sold without a front-end sales charge (although the Distributor may pay brokers additional compensation in connection with sales of Class A shares without a sales charge). In the case of Class B shares, participating brokers and other financial intermediaries are compensated by an advance of a sales commission by the Distributor. In the case of Class C shares, part or all of the first year's distribution and servicing fee is generally paid at the time of sale. Pursuant to the Distribution Agreement, with respect to each Fund's or Portfolio's Class A, Class B and Class C shares, the Distributor bears various other promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than current shareholders.

Class A Servicing Fees
----------------------

     As compensation for services rendered and expenses borne by the Distributor in connection with personal services rendered to Class A shareholders of the Trust and the maintenance of Class A shareholder accounts, the Trust pays the Distributor servicing fees up to the annual rate of .25% (calculated as a percentage of each Fund's or Portfolio's average daily net assets attributable to Class A shares).

Class B and Class C Distribution and Servicing Fees
---------------------------------------------------

     As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of Class B and Class C shares of the Trust, and in connection with personal services rendered to Class B and Class C shareholders of the Trust and the maintenance of Class B and Class C shareholder accounts, the Trust pays the Distributor servicing and distribution fees up to the annual rates set forth below (calculated as a percentage of each Fund's or Portfolio's average daily net assets attributable to Class B and Class C shares, respectively):


                                      Servicing        Distribution
                                         Fee                Fee
                                     -----------        ----------
          All Funds and Portfolios     .25%                .75%

     The Retail Plans were adopted pursuant to Rule 12b-1 under the 1940 Act and are of the type known as "compensation" plans. This means that, although the Trustees of the Trust are expected to take into account the expenses of the Distributor and its predecessors in their periodic review of the Retail Plans, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor's expenses.

     The distribution fee applicable to Class B and Class C shares may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class B or Class C shares, respectively, including compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers who engage in distribution of Class B or Class C shares, printing of prospectuses and reports for other than existing Class B or Class C shareholders, advertising, and preparation, printing and distributions of sales literature. The servicing fee, which is applicable to Class A, Class B and Class C shares of the Trust, may be spent by the Distributor on personal services rendered to shareholders of the Trust and the maintenance of shareholder accounts, including compensation to, and expenses (including telephone and overhead expenses) of, financial consultants or other employees of participating or introducing brokers, certain banks and other financial intermediaries who aid in the processing of purchase or redemption requests or the processing of dividend payments, who provide information periodically to shareholders showing their positions in a Fund's or Portfolio's shares, who forward communications from the Trust to shareholders, who render ongoing advice concerning the suitability of particular investment opportunities offered by the Trust in light of the shareholders' needs, who respond to inquiries from shareholders relating to such services, or who train personnel in the provision of such services. Distribution and servicing fees may also be spent on interest relating to unreimbursed distribution or servicing expenses from prior years.

     Many of the Distributor's sales and servicing efforts involve the Trust as a whole, so that fees paid by Class A, Class B or Class C shares of any Fund or Portfolio may indirectly support sales and servicing efforts relating to the other Funds' or Portfolios' shares of the same class. In reporting its expenses to the Trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of a single Fund's or Portfolio's shares, and allocates other expenses among the Funds or Portfolios based on their relative net assets. Expenses allocated to each Fund or Portfolio are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class. The Distributor may make payments to brokers (and with respect to servicing fees only, to certain banks and other financial intermediaries) of up to the following percentages annually of the average daily net assets attributable to shares in the accounts of their customers or clients:

All Funds and Portfolios/(1)/
                                       Servicing   Distribution
                                          Fee           Fee
                                       ----------  -------------

Class A                                      .25%        N/A
Class B /(2)/                                .25%       None
Class C (purchased before July 1,            .25%       None
1991)
Class C/(3)/ (purchased on or after          .25%       .65%
July 1, 1991)

1. Applies, in part, to Class A, Class B and Class C shares of the Trust issued to former shareholders of PIMCO Advisors Funds in connection with the reorganizations/mergers of series of PIMCO Advisors Funds as/with Funds of the Trust in transactions which took place on January 17, 1997.
2. Payable only with respect to shares outstanding for one year or more.
3. Payable only with respect to shares outstanding for one year or more except in the case of shares for which no payment is made to the party at the time of sale.

     The Distributor may from time to time pay additional cash bonuses or other incentives to selected participating brokers in connection with the sale or servicing of Class A, Class B and Class C shares of the Funds or Portfolios. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund or Portfolio and/or all of the Funds or Portfolios together or a particular class of shares, during a specific period of time. The Distributor currently expects that such additional bonuses or incentives will not exceed .50% of the amount of any sale. In its capacity as administrator for the Funds and Portfolios, PIMCO Advisors may pay participating brokers and other intermediaries for sub-transfer agency and other services.

     If in any year the Distributor's expenses incurred in connection with the distribution of Class B and Class C shares and, for Class A, Class B and Class C shares, in connection with the servicing of shareholders and the maintenance of shareholder accounts, exceed the distribution and/or servicing fees paid by the Trust, the Distributor would recover such excess only if the Retail Plan with respect to such class of shares continues to be in effect in some later year when such distribution and/or servicing fees exceed the Distributor's expenses. The Trust is not obligated to repay any unreimbursed expenses that may exist at such time, if any, as the relevant Retail Plan terminates.

     Each Retail Plan may be terminated with respect to any Fund or Portfolio to which the Plan relates by vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Contract ("disinterested Retail Plan Trustees"), or by vote of a majority of the outstanding voting securities of the relevant class of that Fund or Portfolio. Any change in any Retail Plan that would materially increase the cost to the class of shares of any Fund or Portfolio to which the Plan relates requires approval by the affected class of shareholders of that Fund or Portfolio. The Trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. Each Retail Plan may be amended by vote of the Trustees, including a majority of the disinterested Retail Plan Trustees, cast in person at a meeting called for the purpose. As long as the Retail Plans are in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested Trustees.

     The Retail Plans will continue in effect with respect to each Fund and Portfolio, and each class of shares thereof, for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the disinterested Retail Plan Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for the purpose of voting on such approval.

     If a Retail Plan is terminated (or not renewed) with respect to one or more Funds or Portfolios, or classes thereof, it may continue in effect with respect to any class of any Fund or Portfolio as to which it has not been terminated (or has been renewed).

     The Trustees believe that the Retail Plans will provide benefits to the Trust. In this regard, the Trustees believe that the Retail Plans will result in greater sales and/or fewer redemptions of Trust shares, although it is impossible to know for certain the level of sales and redemptions of Trust shares that would occur in the absence of the Retail Plans or under alternative distribution schemes. Although the expenses of the Funds and Portfolios are essentially fixed, the Trustees believe that the effect of the Retail Plans on sales and/or redemptions may benefit the Trust by reducing expense ratios and/or by affording greater flexibility to the Sub-Advisers. From time to time, expenses of the Distributor incurred in connection with the sale of Class B and Class C shares of the Trust, and in connection with the servicing of Class B and Class C shareholders and the maintenance of shareholder accounts, may exceed the distribution and servicing fees collected by the Distributor. The Trustees consider such unreimbursed amounts, among other factors, in determining whether to cause the Funds and Portfolios to continue payments of distribution and servicing fees in the future with respect to Class B and Class C shares.

Payments Pursuant to Class A Plans

     For the fiscal years ended June 30, 2000, June 30, 1999 and June 30, 1998, the Trust paid the Distributor an aggregate of $4,791,777, $2,635,864 and $2,017,316, respectively, pursuant to the Class A Retail Plan. Such payments were allocated among the operational Funds and Portfolios as follows:

                                        Year       Year        Year
                                        Ended      Ended       Ended
Fund                                  06/30/00   06/30/99    06/30/98
----                                 ---------  ---------   ---------
Equity Income Fund                      35,417  $  37,477   $  20,227
Value Fund                              48,672     51,171      46,720
Small-Cap Value Fund                   281,899    226,167      91,688
Select Growth Fund/(1)/                  2,930        N/A         N/A
Growth & Income Fund                       N/A        N/A         N/A
Capital Appreciation Fund              211,691    224,084      75,035
Mid-Cap Fund/(1)/                      344,881    251,954      72,631
Micro-Cap Fund/(1)/                        N/A        N/A         N/A
Small-Cap Fund/(1)/                        N/A        N/A         N/A
Enhanced Equity Fund                       N/A        N/A         N/A
Emerging Markets Fund/(1)/                 N/A        N/A         697
International Developed Fund/(1)/          N/A        N/A       2,903
Balanced Fund/(1)/                       5,099     23,696      12,278
Renaissance Fund                       188,955    214,100     130,230
Growth Fund                            584,296    464,918     403,013
Target Fund                            575,532    347,814     394,300
Opportunity Fund                       336,308    338,303     531,993
Innovation Fund                      2,086,704    406,854     164,089
International Fund                      37,673     29,153      42,700
Select International Fund                  N/A        N/A         N/A
Precious Metals Fund/(1)/                6,974      8,880      13,370
Tax Exempt Fund/(1)/                       N/A        N/A      15,442
Value 25 Fund/(1)/                       1,014      1,189         N/A
Tax-Efficient Equity Fund               20,413      7,937         N/A
Structured Emerging Markets Fund           N/A        N/A         N/A
Tax-Efficient Structured Emerging
 Markets Fund                              N/A        N/A         N/A
Mega-Cap Fund                              N/A        N/A         N/A
Global Innovation Fund                  13,809        N/A         N/A
NFJ Value Fund                             N/A        N/A         N/A
NFJ Equity Income Fund                     N/A        N/A         N/A
NFJ Value 25 Fund                          N/A        N/A         N/A
60/40 Portfolio                          6,127      1,312         N/A
30/70 Portfolio                          1,092        348         N/A
90/10 Portfolio                          2,291        504         N/A

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

     During the fiscal year ended June 30, 2000, the amounts collected pursuant to the Class A Retail Plan were used as follows by the Distributor: sales commissions and other compensation to sales personnel, $3,966,313, preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders) and other expenses (including data processing, legal and operations), $810,030. These totals, allocated among (i) compensation and (ii) sales material and other expenses for each Fund and Portfolio, were as follows:


                                                      Sales Material
                                                        and Other
                                        Compensation     Expenses        Total
                                        ------------  --------------  -----------
Equity Income Fund                        $   29,396        $  6,021   $   35,417
Value Fund                                    40,398           8,274       48,672
Small-Cap Value Fund                         233,976          47,923      281,899
Select Growth Fund/(1)/                        2,432             498        2,930
Growth & Income Fund                             N/A             N/A          N/A
Capital Appreciation Fund                    175,704          35,967      211,691
Mid-Cap Fund/(1)/                            286,251          58,630      344,881
Micro-Cap Fund/(1)/                              N/A             N/A          N/A
Small-Cap Fund /(1)/                             N/A             N/A          N/A
Enhanced Equity Fund                             N/A             N/A          N/A
Emerging Markets Fund/(1)/                       N/A             N/A          N/A
International Developed Fund/(1)/                N/A             N/A          N/A
Balanced Fund/(1)/                               N/A             N/A          N/A
Renaissance Fund                             156,833          32,122      188,955
Growth Fund                                  484,966          99,330      584,296
Target Fund                                  477,692          97,840      575,532
Opportunity Fund                             279,136          57,172      336,308
Innovation Fund                            1,731,964         354,740    2,086,704
International Fund                            31,269           6,404       37,673
Select International Fund                        N/A             N/A          N/A
Precious Metals Fund/(1)/                        N/A             N/A          N/A
Tax Exempt Fund/(1)/                             N/A             N/A          N/A
Value 25 Fund/(1)/                               N/A             N/A          N/A
Tax-Efficient Equity Fund                     16,943           3,470       20,413
Structured Emerging Markets Fund                 N/A             N/A          N/A
Tax-Efficient Structured Emerging
 Markets Fund                                    N/A             N/A          N/A
Mega-Cap Fund                                    N/A             N/A          N/A
Global Innovation Fund                        11,461           2,348       13,809
NFJ Value                                        N/A             N/A          N/A
NFJ Equity Income                                N/A             N/A          N/A
NFJ Value 25                                     N/A             N/A          N/A
60/40 Portfolio                                5,085           1,042        6,127
30/70 Portfolio                                  906             186        1,092
90/10 Portfolio                                1,902             389        2,291

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.



Payments Pursuant to Class B Plans

          For the fiscal years ended June 30, 2000, June 30, 1999 and June 30, 1998, the Trust paid the Distributor an aggregate of $17,229,175 $7,649,186 and $4,549,168, respectively, pursuant to the Class B Retail Plan. Such payments were allocated among the operational Funds and Portfolios as follows:

                                         Year Ended   Year Ended  Year Ended
Fund                                       6/30/00      6/30/99    6/30/98
----                                     ----------   ----------  ----------
Equity Income Fund                       $ 170,658    $  174,783  $ 80,992

Value Fund                                310,938        332,761   311,768
Small-Cap Value Fund                      727,720        984,479   611,536
Select Growth Fund/(1)/                     2,205            N/A       N/A
Growth & Income Fund                          N/A            N/A       N/A
Capital Appreciation Fund                 580,680        483,520   165,015
Mid-Cap Fund/(1)/                         817,029        834,091   528,760
Micro-Cap Fund/(1)/                           N/A            N/A       N/A
Small-Cap Fund/(1)/                           N/A            N/A       N/A
Enhanced Equity Fund                          N/A            N/A       N/A
Emerging Markets Fund/(1)/                    N/A            N/A     4,696
International Developed Fund/(1)/             N/A            N/A    21,969
Balanced Fund/(1)/                         26,925        109,348    42,373
Renaissance Fund                        1,057,065      1,133,814   603,997
Growth Fund                             1,683,442        996,276   660,761
Target Fund                             1,333,509        703,506   727,857
Opportunity Fund                          139,441            428       N/A
Innovation Fund                        10,061,312      1,707,917   629,537
International Fund                         96,371         84,644    85,359
Select International Fund                     N/A            N/A       N/A
Precious Metals Fund/(1)/                   7,022         40,742    41,484
Tax Exempt Fund/(1)/                          N/A            N/A    33,064
Value 25 Fund/(1)/                          5,929          3,700       N/A
Tax-Efficient Equity Fund                  95,696         28,316       N/A
Structured Emerging Markets Fund              N/A            N/A       N/A
Tax-Efficient Structured Emerging
 Markets Fund                                 N/A            N/A       N/A
Mega-Cap Fund                                 N/A            N/A       N/A
Global Innovation Fund                     35,130            N/A       N/A
NFJ Value Fund                                N/A            N/A       N/A
NFJ Equity Income Fund                        N/A            N/A       N/A
NFJ Value 25 Fund                             N/A            N/A       N/A
60/40 Portfolio                            38,706         15,370       N/A
30/70 Portfolio                            17,569          8,250       N/A
90/10 Portfolio                            21,828          7,240       N/A

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

     During the fiscal year ended June 30, 2000, the amounts collected pursuant to the Class B Retail Plan were used as follows by the Distributor: sales commissions and other compensation to sales personnel, $14,267,118; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders), and other expenses (including data processing, legal and operations), $2,916,209. These totals, allocated among (i) compensation and (ii) sales material and other expenses for each Fund and Portfolio, were as follows:

                                                    Sales Material
                                                       and Other
                                      Compensation     Expenses        Total
                                      ------------  --------------  ------------
Equity Income Fund                      $  141,646      $   29,012   $   170,658
Value Fund                                 258,079          52,859       310,938
Small-Cap Value Fund                       604,008         123,712       727,720
Select Growth Fund/(1)/                      1,830             375         2,205
Growth & Income Fund                           N/A             N/A           N/A
Capital Appreciation Fund                  481,964          98,716       580,680

Mid-Cap Fund/(1)/                          678,134         138,895       817,029
Micro-Cap Fund/(1)/                            N/A             N/A           N/A
Small-Cap Fund/(1)/                            N/A             N/A           N/A
Enhanced Equity Fund                           N/A             N/A           N/A
Emerging Markets Fund/(1)/                     N/A             N/A           N/A
International Developed Fund/(1)/              N/A             N/A           N/A
Balanced Fund/(1)/                             N/A             N/A           N/A
Renaissance Fund                           877,364         179,701     1,057,065
Growth Fund                              1,397,257         286,185     1,683,442
Target Fund                              1,106,812         226,697     1,333,509
Opportunity Fund                           115,736          23,705       139,441
Innovation Fund                          8,350,889       1,710,423    10,061,312
International Fund                          79,988          16,383        96,371
Select International Fund                      N/A             N/A           N/A
Precious Metals Fund/(1)/                      N/A             N/A           N/A
Tax Exempt Fund/(1)/                           N/A             N/A           N/A
Value 25 Fund/(1)/                             N/A             N/A           N/A
Tax-Efficient Equity Fund                   79,428          16,268        95,696
Structured Emerging Markets Fund               N/A             N/A           N/A
Tax-Efficient Structured Emerging
 Markets Fund                                  N/A             N/A           N/A
Mega-Cap Fund                                  N/A             N/A           N/A
Global Innovation Fund                      29,158           5,972        35,130
NFJ Value Fund                                 N/A             N/A           N/A
NFJ Equity Income Fund                         N/A             N/A           N/A
NFJ Value 25 Fund                              N/A             N/A           N/A
60/40 Portfolio                             32,126           6,580        38,706
30/70 Portfolio                             14,582           2,987        17,569
90/10 Portfolio                             18,117           3,711        21,828


(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.



Payments Pursuant to Class C Plans

     For the fiscal years ended June 30, 2000, June 30, 1999 and June 30, 1998, the Trust paid the Distributor an aggregate of $61,852,931, $43,907,220 and $42,819,673, respectively, pursuant to the Class C Retail Plan. Such payments were allocated among the operational Funds and Portfolios as follows:

                                  Year Ended   Year Ended   Year Ended
Fund                                 6/30/00      6/30/99      6/30/98
----                              ----------  -----------  -----------
Equity Income Fund                $  187,033  $   230,353  $   139,875
Value Fund                           649,647      779,730      784,829
Small-Cap Value Fund                 867,478    1,113,794      814,232
Select Growth Fund/(1)/                4,463          N/A          N/A
Growth & Income Fund                     N/A          N/A          N/A
Capital Appreciation Fund            779,541      748,698      392,705
Mid-Cap Fund/(1)/                  1,000,626    1,225,691      951,993
Micro-Cap Fund/(1)/                      N/A          N/A          N/A
Small-Cap Fund/(1)/                      N/A          N/A          N/A
Enhanced Equity Fund                     N/A          N/A          N/A

Emerging Markets Fund/(1)/        $      N/A   $      N/A   $   14,813
International Developed
 Fund/(1)/                               N/A          N/A       40,459
Balanced Fund/(1)/                    27,921      110,967       41,412
Renaissance Fund                   3,638,619    4,288,538    3,887,867
Growth Fund                       22,300,270   18,591,740   16,386,591
Target Fund                       12,772,126    8,510,832    9,707,945
Opportunity Fund                   3,689,475    3,521,632    5,829,510
Innovation Fund                   14,373,504    3,440,411    1,834,958
International Fund                 1,010,972    1,083,209    1,421,443
Select International Fund                N/A          N/A          N/A
Precious Metals Fund/(1)/             64,702      133,650      181,565
Tax Exempt Fund/(1)/                     N/A          N/A      389,476
Value 25 Fund/(1)/                     6,258        4,980          N/A
Tax-Efficient Equity Fund            142,363       50,345          N/A
Structured Emerging Markets Fund         N/A          N/A          N/A
Tax-Efficient Structured
 Emerging Markets Fund                   N/A          N/A          N/A
Mega-Cap Fund                            N/A          N/A          N/A
Global Innovation Fund                67,185          N/A          N/A
NFJ Value Fund                           N/A          N/A          N/A
NFJ Equity Income Fund                   N/A          N/A          N/A
NFJ Value 25 Fund                        N/A          N/A          N/A
60/40 Portfolio                      100,301       29,671          N/A
30/70 Portfolio                       50,881       16,395          N/A
90/10 Portfolio                      119,566       26,585          N/A

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

     During the fiscal year ended June 30, 2000, the amounts collected pursuant to the Class C Retail Plan were used as follows by the Distributor: sales commissions and other compensation to sales personnel, $51,255,862; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders) and other expenses (including data processing, legal and operations), $10,486,767. These totals, allocated among (i) compensation and (ii) sales material and other expenses for each Fund and Portfolio, were as follows:

                                                  Sales Material
                                  Compensation  and Other Expenses         Total
                                  ------------  ------------------  ------------
Equity Income Fund                 $   155,273          $   31,796   $   187,033
Value Fund                             539,207             110,440       649,647
Small-Cap Value Fund                   720,007             147,471       867,478
Select Growth Fund/(1)/                  3,704                 759         4,463
Growth & Income Fund                       N/A                 N/A           N/A
Capital Appreciation Fund              647,019             132,522       779,541
Mid-Cap Fund/(1)/                      830,520             170,106     1,000,626
Micro-Cap Fund/(1)/                        N/A                 N/A           N/A
Small-Cap Fund/(1)/                        N/A                 N/A           N/A
Enhanced Equity Fund                       N/A                 N/A           N/A
Emerging Markets Fund/(1)/                 N/A                 N/A           N/A
International Developed Fund/(1)/          N/A                 N/A           N/A
Balanced Fund/(1)/                         N/A                 N/A           N/A
Renaissance Fund                     3,020,054             618,565     3,638,619
Growth Fund                         18,509,224           3,791,046    22,300,270
Target Fund                         10,600,865           2,171,261    12,772,126

Opportunity Fund                     3,062,264             627,211     3,689,475
Innovation Fund                     11,930,008           2,443,496    14,373,504
International Fund                     839,107             171,865     1,010,972
Select International Fund                  N/A                 N/A           N/A
Precious Metals Fund/(1)/                  N/A                 N/A           N/A
Tax Exempt Fund/(1)/                       N/A                 N/A           N/A
Value 25 Fund/(1)/                         N/A                 N/A           N/A
Tax-Efficient Equity Fund              118,161              24,202       142,363
Structured Emerging Markets Fund           N/A                 N/A           N/A
Tax-Efficient Structured
 Emerging Markets Fund                     N/A                 N/A           N/A
Mega-Cap Fund                              N/A                 N/A           N/A
Global Innovation Fund                  55,764              11,421        67,185
NFJ Value Fund                             N/A                 N/A           N/A
NFJ Equity Income Fund                     N/A                 N/A           N/A
NFJ Value 25 Fund                          N/A                 N/A           N/A
60/40 Portfolio                         83,250              17,051       100,301
30/70 Portfolio                         42,231               8,650        50,881
90/10 Portfolio                         99,240              20,326       119,566


(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.



     From time to time, expenses of principal underwriters incurred in connection with the distribution of Class B and Class C shares of the Funds and Portfolios, and in connection with the servicing of Class A, Class B and Class C shareholders of the Funds and Portfolios and the maintenance of Class A, Class B and Class C shareholder accounts, may exceed the distribution and/or servicing fees collected by the Distributor. As of June 30, 2000, such expenses were approximately $24,611,000 in excess of payments under the Class A Plan, $53,678,000 in excess of payments under the Class B Plan and $3,917,000 in excess of payments under the Class C Plan.

     The allocation of such excess (on a pro rata basis) among the Funds and Portfolios listed below as of June 30, 2000 was as follows:

Fund                                   Class A      Class B      Class C
-----------------------------------  -----------  -----------  ------------
Balanced Fund/(1)/                          N/A           N/A          N/A
Capital Appreciation Fund            $  944,000   $ 1,223,000  $    98,000
Emerging Markets Fund/(1)/                  N/A           N/A          N/A
Equity Income Fund                      172,000       515,000      306,000
Growth Fund                           8,378,000     5,475,000   (7,328,000)
Innovation Fund                       1,790,000    31,501,000    6,464,000
International Developed Fund/(1)/           N/A           N/A          N/A
International Fund                      786,000       379,000    1,377,000
Mid-Cap Fund                          1,878,000     1,776,000      267,000
Opportunity Fund                      3,524,000       408,000   (6,163,000)
Precious Metals Fund/(1)/                   N/A           N/A          N/A
Renaissance Fund                      1,564,000     3,160,000      934,000
Small-Cap Value Fund                  1,077,000     3,046,000      341,000
Target Fund                           4,243,000     4,192,000    6,769,000
Value Fund                              320,000       632,000      329,000
Value 25 Fund/(1)/                          N/A           N/A          N/A

Tax-Efficient Equity Fund                29,000       267,000       36,000
Select Growth Fund                        1,000        61,000       31,000
Global Innovation Fund                  (85,000)      857,000      346,000
60/40 Portfolio                          (3,000)      102,000       39,000
30/70 Portfolio                          (1,000)       32,000       16,000
90/10 Portfolio                          (6,000)       52,000       55,000

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

     The allocation of such excess (on a pro rata basis) among the Funds and Portfolios, calculated as a percentage of net assets of each Fund listed below as of June 30, 2000, was as follows:

Fund                                 Class A      Class B     Class C
----                                 -------      -------     -------
Balanced Fund/(1)/                     N/A          N/A         N/A
Capital Appreciation Fund             1.03%        1.85%       0.12%
Emerging Markets Fund/(1)/             N/A          N/A         N/A
Equity Income Fund                    1.51%        3.98%       2.19%
Growth Fund                           3.27%        2.56%      -0.30%
Innovation Fund                       0.13%        1.88%       0.28%
International Developed Fund/(1)/      N/A          N/A         N/A
International Fund                    6.36%        3.72%       1.51%
Mid-Cap Fund                          1.20%        2.00%       0.26%
Opportunity Fund                      2.41%        1.45%      -1.54%
Precious Metals Fund/(1)/              N/A          N/A         N/A
Renaissance Fund                      2.23%        3.52%       0.30%
Small-Cap Value Fund                  0.94%        5.49%       0.49%
Target Fund                           1.40%        1.88%       0.40%
Value Fund                            1.68%        2.35%       0.61%
Value 25 Fund/(1)/                     N/A          N/A         N/A
Tax-Efficient Equity Fund             0.31%        2.47%       0.23%
Global Innovation Fund               -0.27%        3.42%       0.74%
Select Growth Fund                    0.01%        2.97%       0.75%
60/40 Portfolio                      -0.14%        2.31%       0.37%
30/70 Portfolio                      -0.30%        1.93%       0.44%
90/10 Portfolio                      -0.52%        1.99%       0.34%

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

Distribution and Administrative Services Plans for Administrative Class Shares

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of each Fund and Portfolio. The Trust also has adopted an Administrative Distribution Plan (together with the Administrative Services Plan, the "Administrative Plans") with respect to the Administrative Class shares of each Fund and Portfolio.

Under the terms of the Administrative Distribution Plan, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of each applicable Fund or Portfolio, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries for costs and expenses incurred in connection with the distribution and marketing of Administrative Class shares and/or the provision of certain shareholder services to its customers that invest in Administrative Class shares of the Funds or Portfolios. Such services may include, but are not limited to, the following: providing facilities to answer questions from prospective investors about a Fund or Portfolio; receiving and answering correspondence, including requests for prospectuses and statements of additional information; preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of Administrative Class shares; and assisting investors in completing application forms and selecting dividend and other account options.

Under the terms of the Administrative Services Plan, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of each Fund or Portfolio, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide certain administrative services for Administrative Class shareholders. Such services may include, but are not limited to, the following: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; and performing similar account administrative services.

The same entity may be the recipient of fees under both the Administrative Distribution Plan and the Administrative Services Plan, but may not receive fees under both plans with respect to the same assets. Fees paid pursuant to either Plan may be paid for shareholder services and the maintenance of shareholder accounts, and therefore may constitute "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. Each Plan has been adopted in accordance with the requirements of Rule 12b-1 under the 1940 Act and will be administered in accordance with the provisions of that rule, except that shareholders will not have the voting rights set forth in Rule 12b-1 with respect to the Administrative Services Plan that they will have with respect to the Administrative Distribution Plan.

Each Administrative Plan provides that it may not be amended to increase materially the costs which Administrative Class shareholders may bear under the Plan without the approval of a majority of the outstanding voting securities of the Administrative Class, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees ("disinterested Administrative Plan Trustees") who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it, cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

Each Administrative Plan provides that it may not take effect until approved by vote of a majority of both (i) the Trustees of the Trust and (ii) the disinterested Administrative Plan Trustees. The Administrative Distribution Plan further provides that it may not take effect unless approved by the vote of a majority of the outstanding voting securities of the Administrative Class.

Each Administrative Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Administrative Plan Trustees. Each Administrative Plan provides that any person authorized to direct the disposition of monies paid or payable by a class pursuant to the Plan or any related agreement shall provide to the Trustees, and the Board shall review at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

Each Administrative Plan is a "reimbursement plan," which means that fees are payable to the relevant financial intermediary only to the extent necessary to reimburse expenses incurred pursuant to such plan. Each Administrative Plan provides that expenses payable under the Plan may be carried forward for reimbursement for up to twelve months beyond the date in which the expense is incurred, subject to the limit that not more than 0.25% of the average daily net assets of Administrative Class shares may be used in any month to pay expenses under the Plan. Each Administrative Plan requires that Administrative Class shares incur no interest or carrying charges.

     Rules of the NASD limit the amount of distribution fees that may be paid by mutual funds. "Service fees," defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that some, if not all, of the fees paid pursuant to both Administrative Plans will qualify as "service fees" and therefore will not be limited by NASD rules.


     Institutional and Administrative Class shares of the Trust may also be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on the purchase, redemption or exchanges of Trust shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection which purchases, sales and redemption of Trust shares in addition to any fees charged by the Trust. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

Payments Pursuant to the Administrative Plans


     For the fiscal years ended June 30, 2000, June 30, 1999 and June 30, 1998, the Trust paid qualified service providers an aggregate of $1,683,179, $1,120,693 and $502,216, respectively, pursuant to the Administrative Services Plan and the Administrative Distribution Plan.


     Of these aggregate totals, $1,162,901, $602,519 and $362,416, respectively, were paid pursuant to the Administrative Services Plan and/or the Administrative Distribution Plan for the Funds and Portfolios listed below and were allocated among the operational Funds and Portfolios as Follows:



                                    Year Ended   Year Ended  Year Ended
Fund                                 6/30/00       6/30/99     6/30/98
-----------------------------------  -------      --------    --------
Equity Income Fund                    24,783      $ 29,362    $ 25,885
Value Fund                            55,635        39,528      11,304
Small-Cap Value Fund                  41,793        40,618      22,930
Select Growth Fund/(1)/                   81       176,827     211,557
Growth & Income Fund                  12,856         7,757       1,846
Capital Appreciation Fund            514,299           N/A         N/A
Mid-Cap Fund/(1)/                    291,586       234,913      64,116
Micro-Cap Fund/(1)/                   10,865         7,665       8,918
Enhanced Equity Fund                  66,909        41,681       9,207
International Developed Fund/(1)/        N/A           N/A       6,653
Renaissance Fund                       1,650           507         N/A
Growth Fund                           33,347         1,939         N/A
Target Fund                           16,549         1,725         N/A
Opportunity Fund                      18,470           633         N/A
Innovation Fund                           70           N/A         N/A
International Fund                    41,751        17,126         N/A
Tax-Efficient Equity Fund             43,164         2,213         N/A
Mega-Cap Fund                            N/A           N/A         N/A
Global Innovation Fund                   N/A           N/A         N/A
Select International Fund                N/A           N/A         N/A
NFJ Value Fund                           N/A           N/A         N/A
NFJ Equity Income Fund                 1,866           N/A         N/A
NFJ Value 25 Fund                        N/A           N/A         N/A
60/40 Portfolio                           28             9         N/A
30/70 Portfolio                           26             9         N/A

90/10 Portfolio                           29             9         N/A


(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.


     The additional portions of the aggregate totals, $520,278, $518,174 and $139,800, respectively, were paid pursuant to the Administrative Services Plan only for the Capital Appreciation, Emerging Markets and Small-Cap Funds, and were allocated among these Funds as follows (The Capital Appreciation and Small-Cap Funds did not adopt the Administrative Distribution Plan until March 3, 2000; the Emerging Markets Fund did not adopt such plan prior to its liquidation):


                              Year Ended  Year Ended  Year Ended
Fund                             6/30/00     6/30/99     6/30/98
----------------------------     -------    --------    --------
Capital Appreciation Fund        514,299    $514,736    $137,462
Emerging Markets Fund/(1)/           N/A         N/A       1,802
Small-Cap Fund/(1)/                5,979       3,438         536

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.


     The remaining Funds did not make payments under either Administrative Plan. The Administrative Plans were not in effect in prior fiscal years.

Plan for Class D Shares

     As described above under "Management of the Trust--Fund Administrator," the Trust's Administration Agreement includes a plan (the "Class D Plan") adopted in conformity with Rule 12b-1 under the 1940 Act which provides for the payment of up to .25% of the Class D administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

     Specifically, the Administration Agreement provides that the Administrator shall provide in respect of Class D shares (either directly or by procuring through other entities, including various financial services firms such as broker-dealers and registered investment advisers ("Service Organizations")) some or all of the following services and facilities in connection with direct purchases by shareholders or in connection with products, programs or accounts offered by such Service Organizations ("Special Class D Services"): (i) facilities for placing orders directly for the purchase of a Fund's Class D shares and tendering a Fund's Class D shares for redemption; (ii) advertising with respect to a Fund's Class D shares; (iii) providing information about the Funds; (iv) providing facilities to answer questions from prospective investors about the Funds; (v) receiving and answering correspondence, including requests for prospectuses and statements of additional information; (vi) preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; (vii) assisting investors in applying to purchase Class D shares and selecting dividend and other account options; and (viii) shareholder services provided by a Service Organization that may include, but are not limited to, the following functions: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing confirmations for transactions by shareholders; performing similar account administrative services; providing such shareholder communications and recordkeeping services as may be required for any program for which the Service Organization is a sponsor that relies on Rule 3a-4 under the 1940 Act; and providing such other similar services as may reasonably be requested to the extent the Service Organization is permitted to do so under applicable statutes, rules, or regulations.

     The Administrator has entered into an agreement with the Distributor under which the Distributor is compensated for providing or procuring certain of the Special Class D Services at the rate of 0.25% per annum of all assets attributable to Class D shares sold through the Distributor.

     The Trust and the Administrator understand that some or all of the Special Class D Services provided pursuant to the Administration Agreement may be deemed to represent services primarily intended to result in the sale of Class D shares. The Administration Agreement includes the Class D Plan to account for this possibility. The Administration Agreement provides that any portion of the fees paid thereunder in respect of Class D shares representing reimbursement for the Administrator's and the Distributor's expenditures and internally allocated expenses in respect of Class D Services of any Fund shall not exceed the rate of 0.25% per annum of the average daily net assets of such Fund attributable to Class D shares.

     In accordance with Rule 12b-1 under the 1940 Act, the Class D Plan may not be amended to increase materially the costs which Class D shareholders may bear under the Plan without the approval of a majority of the outstanding Class D shares, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees ("disinterested Class D Plan Trustees") who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it, cast in person at a meeting called for the purpose of voting on the Plan and any related amendments. The Class D Plan may not take effect until approved by vote of a majority of both (i) the Trustees of the Trust and (ii) the disinterested Class D Plan Trustees. In addition, the Class D Plan may not take effect unless it is approved by the vote of a majority of the outstanding Class D shares and it shall continue in effect only so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Class D Plan Trustees.

     With respect to the Class D Plan, the Administration Agreement requires the Administrator to present reports as to out-of-pocket expenditures and internal expense allocations of the Administrator and the Distributor at least quarterly and in a manner that permits the disinterested Class D Plan Trustees to determine that portion of the Class D administrative fees paid thereunder which represents reimbursements in respect of Special Class D Services.

     Rules of the NASD limit the amount of distribution fees that may be paid by mutual funds. "Service fees," defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that most, if not all, of the fees paid pursuant to the Class D Plan will qualify as "service fees" and therefore will not be limited by NASD rules.


     For the fiscal years ended June 30, 2000, June 30, 1999 and June 30, 1998, the Trust paid qualified service providers an aggregate of $120,680, $22,580 and $353, respectively, pursuant to the Class D Plan. Such payments were allocated among the Funds as follows:

                             Year Ended  Year Ended  Year Ended
Fund                            6/30/00     6/30/99     6/30/98
---------------------------     -------    --------    --------
Capital Appreciation Fund           999    $    581    $     56
Mid-Cap Fund/(1)/                 1,183         606          63
Equity Income Fund                  249         325          56
Renaissance Fund                  1,002         309          63
Value Fund                          120         252          53
Tax-Efficient Equity Fund           538       1,843          N/A
Innovation Fund                 116,504      18,664          61
Growth Fund                          11         N/A          N/A
Select Growth Fund                    6         N/A          N/A
Target Fund                           1         N/A          N/A
Global Innovation Fund               67         N/A          N/A



(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

     The Portfolios do not offer Class D shares.

Purchases, Exchanges and Redemptions

     Purchases, exchanges and redemptions of the Trust's shares are discussed in the Class A, B and C Prospectus, the Class D Prospectus and the Retail Portfolio Prospectus under the headings "Investment Options--Class A, B and C Shares" and "How to Buy and Sell Shares," and in the Institutional Prospectus and the Institutional Portfolio Prospectus under the headings ""Investment Options-- Institutional Class and Administrative Class Shares" and "Purchases, Redemptions & Exchanges."

     Certain clients of the Adviser or a Sub-Adviser whose assets would be eligible for purchase by one or more of the Funds may purchase shares of the Trust with such assets. Assets so purchased by a Fund will be valued in accordance with procedures adopted by the Board of Trustees.

     One or more classes of shares of the Funds and Portfolios may not be qualified or registered for sale in all States. Prospective investors should inquire as to whether shares of a particular Fund or Portfolio, or class of shares thereof, are available for offer and sale in their State of domicile or residence. Shares of a Fund or Portfolio may not be offered or sold in any State unless registered or qualified in that jurisdiction, unless an exemption from registration or qualification is available.


     As described and subject to any limits in the Class A, B and C Prospectus, the Class D Prospectus and the Retail Portfolio Prospectus under the caption "How to Buy and Sell Shares--Exchanging Shares," and in the Institutional Prospectus and the Institutional Portfolio Prospectus under the caption "Purchases, Redemptions and Exchanges--Exchange Privilege," a shareholder may exchange shares of any Fund or Portfolio for shares of the same class of any other Fund or Portfolio of the Trust that is available for investment, or any series of PIMS, on the basis of their respective net asset values. The original purchase date(s) of shares exchanged for purposes of calculating any contingent deferred sales charge will carry over to the investment in the new Fund or Portfolio. For example, if a shareholder invests in Class C shares of one Fund and 6 months later (when the contingent deferred sales charge upon redemption would normally be 1%) exchanges his shares for Class C shares of another Fund, no sales charge would be imposed upon the exchange, but the investment in the other Fund would be subject to the 1% contingent deferred sales charge until one year after the date of the shareholder's investment in the first Fund as described in the Class A, B and C Prospectus and the Retail Portfolio Prospectus under "Alternative Purchase Arrangements." With respect to Class B or Class C shares, or Class A shares subject to a contingent deferred sales charge, if less than all of an investment is exchanged, any portion of the investment attributable to capital appreciation and/or reinvested dividends or capital gains distributions will be exchanged first, and thereafter any portions exchanged will be from the earliest investment made in the Fund or Portfolio from which the exchange was made. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss.

     Orders for exchanges accepted prior to the close of regular trading on the New York Stock Exchange on any day the Trust is open for business will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after the close of regular trading on the New York Stock Exchange on any business day will be executed at the respective net asset values determined at the close of the next business day.

     An excessive number of exchanges may be disadvantageous to the Trust. Therefore, the Trust, in addition to its right to reject any exchange, reserves the right to adopt a policy of terminating the exchange privilege of any shareholder who makes more than a specified number of exchanges in a 12 month period or in any calendar year. For example, the Trust currently limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund or Portfolio, subsequently exchanges those shares for shares of a different Fund or Portfolio and then exchanges back into the originally purchased Fund or Portfolio. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund or Portfolio) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so as described in the Prospectuses.

     Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds or Portfolios to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

     The Trust is committed to paying in cash all requests for redemptions by any shareholder of record of the Funds and Portfolios, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1% of the net asset value of the Trust at the beginning of such period. Although the Trust will normally redeem all shares for cash, it may redeem amounts in excess of the lesser of (i) or (ii) above by payment in kind of securities held by the particular Fund or Portfolio. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

     Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to shareholder redemption, the shares in the account do not have a value of at least a specified amount, the minimums of which are set forth in the applicable Prospectus or in the Guide. An investor will be notified that the value of the account is less than the minimum and allowed at least 30 days to bring the value of the account up to at least the specified amount before the redemption is processed. The Trust's Agreement and Declaration of Trust, as amended and restated (the "Declaration of Trust"), also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees. The Funds and Portfolios may also charge periodic account fees for accounts that fall below minimum balances as described in the Prospectuses.

Fund Reimbursement Fees

     Investors in Institutional Class and Administrative Class shares of the Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds are subject to a fee (a "Fund Reimbursement Fee"), both at the time of purchase and at the time of redemption, equal to 1.00% of the net asset value of the shares purchased or redeemed. Fund Reimbursement Fees are deducted automatically from the amount invested or the amount to be received in connection with a redemption; the fees are not paid separately. Fund Reimbursement Fees are paid to and retained by the Funds to defray certain costs described below and no portion of such fees are paid to or retained by the Adviser, the Distributor or the Sub-Adviser. Fund Reimbursement Fees are not sales loads or contingent deferred sales charges. Reinvestment of dividends and capital gains distributions paid to shareholders by the Funds are not subject to Fund Reimbursement Fees, but redemptions of shares acquired by such reinvestments are subject to Fund Reimbursement Fees.

     The purpose of Fund Reimbursement Fees is to defray the costs associated with investing the proceeds of the sale of shares to investors (in the case of purchases) or the costs associated with the sale of portfolio securities to satisfy redemption requests (in the case of redemptions), thus insulating existing shareholders from such costs. The amount of a Fund Reimbursement Fee represents the Sub-Adviser's estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities, including international stocks, associated with an investor's purchase or redemption proceeds. These costs include brokerage costs, market impact costs (i.e., the increase in market prices which may result when a Fund purchases or sells thinly traded stocks), and the effect of "bid/asked" spreads in international markets. Transaction costs incurred when purchasing or selling stocks of companies in foreign countries, and particularly emerging market countries, may be significantly higher than those in more developed countries. This is due, in part, to less competition among brokers, underutilization of technology on the part of foreign exchanges and brokers, the lack of less expensive investment options (such as derivative instruments) and lower levels of liquidity in foreign and underdeveloped markets.

     On July 1, 1998, the Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds commenced investment operations immediately following a transaction (the "Parametric Transaction") in which each Fund issued Institutional Class shares to unit holders of the Parametric Portfolio Associates Emerging Markets Trust, a separate account managed by Parametric (the "EM Trust"), in exchange for the EM Trust's assets. The EM Trust's unit holders were divided into two categories: participants who pay taxes ("Taxable Participants") and participants that are non-taxable entities ("Non-Taxable Participants" and, together with the Taxable Participants, the "Participants"). Assets in the EM Trust equal in value to the value of the Taxable Participants' participation in the EM Trust were transferred to the Tax- Efficient Structured Emerging Markets Fund in exchange for Institutional Class shares of that Fund. Assets in the EM Trust equal in value to the value of the Non-Taxable Participants' participation in the EM Trust were transferred to the Structured Emerging Markets Fund in exchange for Institutional Class shares of that Fund. The Participants' interests in the EM Trust were then terminated and Institutional Class shares of the Tax-Efficient Structured Emerging Markets Fund were distributed to the Taxable Participants and Institutional Class shares of the Structured Emerging Markets Fund were distributed to the Non-Taxable Participants, in each case in proportion to each Participant's interest in the EM Trust. After the completion of the Parametric Transaction, the portfolio securities which were owned by the EM Trust became portfolio securities of the Funds (allocated to the Funds on a substantially pro-rata basis), to be held or sold as Parametric deems appropriate.

     Portfolio securities transferred to the Funds pursuant to the Parametric Transaction will have the same tax basis as they had when held by the EM Trust. Such securities have "built-in" capital gains if their market value at the time of the Parametric Transaction was greater than their tax basis (other securities may have "built-in" capital losses for tax purposes if their market value at the time of the Parametric Transaction was less than their tax basis). Built-in capital gains realized upon the disposition of these securities will be distributed to all Fund shareholders who are shareholders of record on the record date for the distribution, even if such shareholders were not Participants in the EM Trust prior to the Parametric Transaction. This means that investors purchasing Fund shares after the date of this Prospectus may be required to pay taxes on distributions that economically represent a return of a portion of the amount invested. For further information, see "Taxation-- Distributions" below.

     In connection with the Parametric Transaction, the Participants in the EM Trust will not be subject to Fund Reimbursement Fees with respect to any shares of these Funds they acquired through June 30, 1998, and will not be subject to Fund Reimbursement Fees upon the subsequent redemption (including any redemption in connection with an exchange) of any shares acquired by any such Participant through June 30, 1998. Such

Participants will be subject to such Fund Reimbursement Fees to the same extent as any other shareholder on any shares of either Fund acquired (whether by reinvestment of dividends or capital gain distributions or otherwise) after June 30, 1998.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

     Investment decisions for the Trust and for the other investment advisory clients of the Adviser and Sub-Advisers are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Trust). Some securities considered for investment by the Funds may also be appropriate for other clients served by the Adviser or a Sub-Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser or Sub-Adviser. Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of a Fund in determining whether the allocation of an investment is suitable. As a result, larger Funds may become more concentrated in more liquid securities than smaller Funds or private accounts of the Adviser or a Sub-Adviser pursuing a small capitalization investment strategy, which could adversely affect performance. The Adviser or a Sub-Adviser may aggregate orders for the Funds with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser's or the Sub-Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Brokerage and Research Services

     There is generally no stated commission in the case of fixed-income securities, which are traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency trans actions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.

     The Adviser and/or each Sub-Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for the Trust through a substantial number of brokers and dealers. In so doing, the Adviser or Sub-Adviser uses its best efforts to obtain for the Trust the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Adviser or Sub-Adviser, having in mind the Trust's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions. Because the Portfolios invest exclusively in Institutional Class shares of

Underlying PIMCO Funds, they generally do not pay brokerage commissions and related costs, but do indirectly bear a proportionate share of these costs incurred by the Underlying PIMCO Funds in which they invest.


     For the fiscal years ended June 30, 2000, June 30, 1999 and June 30, 1998, the following amounts of brokerage commissions were paid by the Funds and
Portfolios:


                                         Year           Year              Year
                                        Ended           Ended            Ended
Fund                                  6/30/00           6/30/99          6/30/98
----                              -----------       -----------      -----------
Equity Income Fund                $ 4,106,649       $   370,906      $   239,458
Value Fund                          1,927,197           590,816          437,002
Small-Cap Value Fund                  903,187           973,236          810,211
Capital Appreciation Fund           5,972,962         2,099,694        1,384,393
Mid-Cap Fund/(1)/                   3,282,364         1,648,830        1,115,609
Micro-Cap Fund/(1)/                   536,789           381,825          237,969
Small-Cap Fund/(1)/                   352,863           149,013           71,734
Enhanced Equity Fund                   47,705            34,926           61,193
Emerging Markets Fund/(1)/                N/A            94,539          238,241
International Developed                   N/A           266,609          326,193
 Fund/(1)/
Balanced Fund/(1)/                        N/A           108,337           91,788
Select Growth Fund/(1)/                   N/A           154,017          219,194
Growth & Income Fund                  105,096            53,303           44,404
Renaissance Fund                    1,288,519         4,009,076        2,539,296
Growth Fund                            17,064         4,502,200        4,154,740
Target Fund                            28,768         3,661,375        5,577,623
Opportunity Fund                          N/A         1,778,867        1,345,809
Innovation Fund                     2,134,497           782,662          412,457
International Fund                    813,420           566,950          785,827
Select International Fund*                N/A            77,095           26,179
Precious Metals Fund/(1)/              27,057           105,266           98,635
Tax Exempt Fund/(1)/                      N/A               N/A              N/A
Value 25 Fund/(1)/                        N/A            15,802              N/A
Tax-Efficient Equity Fund              73,137            28,136              N/A
Structured Emerging                   111,394            85,087              N/A
 Markets Fund
Tax-Efficient Structured              160,009           153,831              N/A
 Emerging Markets Fund
Mega-Cap Fund                             N/A               N/A              N/A
Global Innovation Fund                 41,208               N/A              N/A
NFJ Value Fund                          1,708               N/A              N/A
NFJ Equity Income Fund                 49,080               N/A              N/A
NFJ Value 25 Fund                         N/A               N/A              N/A
60/40 Portfolio                           N/A             1,646              N/A
30/70 Portfolio                           N/A               348              N/A
90/10 Portfolio                           N/A                65              N/A
                                  -----------       -----------      -----------

TOTAL                             $21,980,673       $22,684,457      $20,217,955

------------------

* Amounts for the year ended June 30, 1998 are for the period from 12/31/97 through 6/30/98.

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.



     The Adviser or, pursuant to the portfolio management agreements, a Sub-Adviser, places orders for the purchase and sale of portfolio investments for a Fund's accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the accounts of the Funds, the Adviser and the Sub-Advisers will seek the best price and execution of the Funds' orders. In doing so, a Fund may pay higher commission rates than the lowest available when the Adviser or Sub-Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. The Adviser and Sub-Advisers also may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser and Sub-Advisers receive research services from many broker-dealers with which the Adviser and Sub-Advisers place the Trust's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser and Sub-Advisers in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The advisory fees paid by the Trust are not reduced because the Adviser and Sub-Advisers receive such services.

     In reliance on the "safe harbor" provided by Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), the Adviser and Sub-Advisers may cause the Trust to pay broker-dealers which provide them with "brokerage and research services" (as defined in the 1934 Act) an amount of commission for effecting a securities transaction for the Trust in excess of the commission which another broker-dealer would have charged for effecting that transaction.


     Consistent with the rules of the NASD and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser or Sub-Advisers may also consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust.

     The Adviser or a Sub-Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser or Sub-Adviser where, in the judgment of the Adviser or Sub-Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers.


     Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser or a Sub-Adviser may receive and retain compensation for effecting portfolio transactions for a Fund on a securities exchange if the commissions paid to such an affiliated broker-dealer by a Fund on exchange transactions do not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." As required by applicable SEC rules, the Board of Trustees has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standards.

Portfolio Turnover

     A change in the securities held by a Fund is known as "portfolio turnover." With the exception of the Tax-Efficient Structured Emerging Markets and Tax-Efficient Equity Funds (which may attempt to minimize portfolio turnover as a tax-efficient management strategy), the Sub-Advisers manage the Funds without regard generally to restrictions on portfolio turnover. The use of futures contracts and other derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for some of the Funds. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. High portfolio turnover (e.g., greater than 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates). To the extent portfolio turnover results in the realization of net short-term capital gains, such gains are generally taxed to shareholders at ordinary income tax rates. See "Taxation."

     The portfolio turnover rate of a Fund or Portfolio is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund or Portfolio during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and
(b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the year.

     Because the Adviser does not expect to reallocate the Portfolio's assets among the Underlying Funds on a frequent basis, the portfolio turnover rates for the Portfolios are expected to be modest (i.e., less than 25%) in comparison to most mutual funds. However, the Portfolios indirectly bear the expenses associated with the portfolio turnover of the Underlying Funds, a number of which have high (i.e., greater than 100%) portfolio turnover rates.


     Portfolio turnover rates for each Fund for which financial highlights are available are provided under "Financial Highlights" in the applicable Prospectus. In connection with the change in Sub-Advisers of the Equity Income, Value, Growth, Target, Opportunity, Innovation, Renaissance, Select Growth, Growth & Income and Select International Funds, these Funds may experience increased turnover due to the differences, if any, between the portfolio management strategies of the particular Fund's current Sub-Adviser and previous sub-adviser. See "Management of the Trust--Portfolio Management Agreements."



                                 NET ASSET VALUE

     As indicated in the Prospectuses under the heading "How Fund Shares are Priced," the net asset value ("NAV") of a class of a Fund's or Portfolio's shares is determined by dividing the total value of a Fund's or Portfolio's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

     For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.


     Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the NAV of the Select International, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets, Global Innovation and International Funds may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

     Fund and Portfolio shares are valued at the close of regular trading (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.


     In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or their designees, pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

     Each Fund's liabilities are allocated among its classes. The total of such liabilities allocated to a class plus that class's distribution and/or servicing fees and any other expenses specially allocated to that class are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class's "net asset value" per share. Under certain circumstances, the per share net asset value of classes of shares of the Funds and Portfolios with higher service and/or distribution fees applicable to such shares may be lower than the per share net asset value of the classes of shares with lower or no service and/or distribution fees as a result of the higher daily expense accruals of the service and/or distribution fees applicable to such classes. Generally, for Funds and Portfolios that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between a particular Fund's or Portfolio's classes.

     The Trust expects that the holidays upon which the Exchange will be closed are as follows: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


                                    TAXATION

     The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax adviser regarding their investment in a Fund or Portfolio.

     Each Fund and Portfolio intends to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, each Fund and Portfolio generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income Test") and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund's or Portfolio's total assets is represented by cash, cash items (including receivables), U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's or Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer or of two or more issuers which the Fund or Portfolio controls and which are engaged in the same, similar or related trades or businesses. In order to qualify for the special tax treatment accorded regulated investment companies, each Fund and Portfolio must distribute each taxable year an amount at least equal to the sum of (i) 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and (ii) 90% of its tax exempt interest, net of expenses allocable thereto. For purposes of the Qualifying Income Test, the Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would not constitute qualifying income if such gains are not directly related to investing in securities (or options and futures with respect to stock or securities). To date, such regulations have not been issued.




Distributions


     As a regulated investment company, each Fund and Portfolio generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (that is, any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) designated by the Fund or Portfolio as capital gain dividends, if any, that it distributes to shareholders on a timely basis. Each Fund and Portfolio intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains. Amounts not distributed by a Fund or Portfolio on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, each Fund and Portfolio must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund or Portfolio in October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund or Portfolio during January of the following year.


     Shareholders subject to U.S. federal income tax will be subject to tax on dividends received from a Fund or Portfolio, regardless of whether received in cash or reinvested in additional shares. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Distributions received by tax-exempt shareholders generally will not be subject to federal income tax to the extent permitted under applicable tax law.


     All shareholders must treat dividends, other than capital gain dividends, exempt-interest dividends, if any, and dividends that represent a return of capital to shareholders, as ordinary income. In particular, distributions derived from short-term gains will be treated as ordinary income. Dividends, if any, derived from interest on certain U.S. Government securities may be exempt from state and local taxes, although interest on mortgage-backed U.S. Government securities is generally not so exempt. While the Tax-Efficient Equity and Tax-Efficient Structured Emerging Markets Funds seek to minimize taxable distributions, the Funds may be expected to earn and distribute taxable income and may also be expected to realize and distribute capital gains from time to time. Each Fund will advise shareholders annually of the amount and nature of the dividends paid to them. The tax status of each Fund and Portfolio and the distributions which it may make are summarized in the Prospectuses under the captions "Fund Distributions" (or "Portfolio Distributions") and "Tax Consequences."

     A portion of the dividends paid by Funds that invest in stock of U.S. corporations may qualify for the deduction for dividends received by corporations (subject generally to a 46-day holding period requirement). Dividends paid by the other Funds generally are not expected to qualify for the deduction for dividends received by corporations.

     Distributions of net capital gains, if any, designated as capital gain dividends, are taxable as long-term capital gains (generally subject to a 20% tax rate for shareholders who are individuals), regardless of how long the shareholder has held a Fund's or Portfolio's shares and are not eligible for the dividends received deduction. Any distributions that are not from a Fund's investment company taxable income or net capital gains may be characterized as a return of capital to shareholders (that is not taxable to a shareholder and reduces the shareholder's basis in the shares) or, in some cases, as capital gain.


     A Portfolio will not be able to offset gains realized by one Underlying PIMCO Fund in which such Portfolio invests against losses realized by another Underlying PIMCO Fund in which such Portfolio invests. A Portfolio's use of the fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders. More generally, Funds that invest in other investment companies will not be able to offset gains realized by one underlying investment company against losses realized by another underlying investment company. A Fund's investment in other investment companies could therefore affect the amount, timing and character of distributions to shareholders of such Fund.


     Depending on a Portfolio's percentage ownership in an Underlying PIMCO Fund both before and after a redemption, a Portfolio's redemption of shares of such Fund may cause the Portfolio to be treated as not receiving capital gain income on the amount by which the distribution exceeds the Portfolio's tax basis in the shares of the Underlying PIMCO Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution. This could cause shareholders of a Portfolio to recognize higher amounts of ordinary income than if the shareholders had held the shares of the Underlying PIMCO Funds directly.

     Taxable shareholders should note that the timing of their investment or redemptions could have undesirable tax consequences. Dividends and distributions on shares of a Fund or Portfolio are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's or Portfolio's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the net asset value of a Fund or Portfolio reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's or Portfolio's net asset value also reflects unrealized losses.

Sales of Shares


     Upon the disposition of shares of a Fund or Portfolio (whether by redemption, sale or exchange), a shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. Long-term capital gains will generally be taxed at a federal income tax rate of 20% to shareholders who are individuals. For taxable years beginning after December 31, 2000, the maximum capital gain tax rates for capital assets (including Fund shares) held by a non-corporate shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent). The 18-percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and shareholders should consult their tax advisors before making such an election. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

Backup Withholding

     A Fund or Portfolio may be required to withhold 31% of all taxable distributions payable to shareholders who fail to provide the Fund or Portfolio with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal tax liability.

Options, Futures, Forward Contracts and Swap Agreements

     To the extent such investments are permissible for a Fund, the Fund's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders, including the Portfolios.

Passive Foreign Investment Companies

     Investment by a Fund in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a passive foreign investment company as a "qualified electing fund," in which case the Fund will be required to include its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company. The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return.

Foreign Currency Transactions

     A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation


     Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to "pass through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, shareholders must hold their shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.


     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the electing Fund's income will flow through to shareholders of the Trust. With respect to such Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receiv ables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income. Although a Portfolio may itself be entitled to a deduction for such taxes paid by an Underlying PIMCO Fund in which the Portfolio invests, the Portfolio will not be able to pass any such credit or deduction through to its own shareholders. In addition, a Fund which invests in other investment companies, including a Portfolio investing in Underlying PIMCO Funds, may not be able to pass any such credit or deduction for taxes paid by the underlying investment company through to its own shareholders.


Original Issue Discount and Pay-In-Kind Securities

     Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

     Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

     Each Fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received.

Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary. The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Other Taxation


     From time to time, certain of the Trust's series may be considered under the Code to be nonpublicly offered regulated investment companies. Pursuant to Treasury Department regulations, certain expenses of nonpublicly offered regulated investment companies, including advisory fees, may not be deductible by certain shareholders, generally including individuals and entities that compute their taxable income in the same manner as an individual (thus, for example, a qualified pension plan is not subject to this rule). Such a shareholder's pro rata portion of the affected expenses will be treated as an additional dividend to the shareholder and will be deductible by such shareholder, subject to the 2% "floor" on miscellaneous itemized deductions and other limitations on itemized deductions set forth in the Code. A regulated investment company generally will be classified as nonpublicly offered unless it either has 500 shareholders at all times during a taxable year or continuously offers shares pursuant to a public offering.

     Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state's income tax ("qualifying federal obligations"). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on FNMA Certificates and GNMA Certificates). Each Fund and Portfolio will provide information annually to shareholders indicating the amount and percentage of its dividend distribution which is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived. The Trust is organized as a Massachusetts business trust. Under current law, so long as each Fund and Portfolio qualifies for the federal income tax treatment described above, it is believed that neither the Trust nor any Fund or Portfolio will be liable for any income or franchise tax imposed by Massachusetts. Shareholders, in any event, are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund or Portfolio.


                                OTHER INFORMATION

Capitalization

     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust as amended and restated on January 14, 1997. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a Fund or Portfolio, each shareholder is entitled to receive his pro rata share of the net assets of that Fund or Portfolio.

     Shares begin earning dividends on Fund shares the day after the Trust receives the shareholder's purchase payment. Net investment income from interest and dividends, if any, will be declared and paid monthly to shareholders of record by the 30/70 Portfolio. Net investment income from interest and dividends, if any, will be declared and paid quarterly to shareholders of record by the NFJ Equity Income, NFJ Value, Equity Income,

Value and Renaissance Funds and the 60/40 Portfolio. Net investment income from interest and dividends, if any, will be declared and paid at least annually to shareholders of record by the other Funds and the 90/10 Portfolio. Any net capital gains from the sale of portfolio securities will be distributed no less frequently than once annually. Net short-term capital gains may be paid more frequently. Dividend and capital gain distributions of a Fund or Portfolio will be reinvested in additional shares of that Fund or Portfolio unless the shareholder elects to have them paid in cash.

     Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Second Amended and Restated Agreement and Declaration of Trust (the "Declaration of Trust") of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust also provides for indemnification out of a Fund's or Portfolio's property for all loss and expense of any shareholder of that Fund or Portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the Fund or Portfolio of which he or she is or was a shareholder is unable to meet its obligations, and thus should be considered remote.

Performance Information

     From time to time the Trust may make available certain information about the performance of some or all classes of shares of some or all of the Funds or Portfolios. Information about a Fund's or Portfolio's performance is based on that Fund's (or its predecessor's) or Portfolio's record to a recent date and is not intended to indicate future performance.

     The total return of the classes of shares of the Funds and Portfolios may be included in advertisements or other written material. When a Fund's or Portfolio's total return is advertised, it will be calculated for the past year, the past five years, and the past ten years (or if the Fund or Portfolio has been offered for a period shorter than one, five or ten years, that period will be substituted) since the establishment of the Fund (or its predecessor series of PIMCO Advisors Funds) or Portfolio, as more fully described below. For periods prior to the initial offering date of the advertised class of shares, total return presentations for such class will be based on the historical performance of an older class of the Fund (if any) restated, as necessary, to reflect any different sales charges and/or operating expenses (such as different administrative fees and/or 12b-1/servicing fee charges) associated with the newer class. In certain cases, such a restatement will result in performance which is higher than if the performance of the older class were not restated to reflect the different operating expenses of the newer class. In such cases, the Trust's advertisements will also, to the extent appropriate, show the lower performance figure reflecting the actual operating expenses incurred by the older class for periods prior to the initial offering date of the newer class. Total return for each class is measured by comparing the value of an investment in the Fund or Portfolio at the beginning of the relevant period to the redemption value of the investment in the Fund or Portfolio at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions at net asset value). Total return may be advertised using alternative methods that reflect all elements of return, but that may be adjusted to reflect the cumulative impact of alternative fee and expense structures.

     The Funds and Portfolios may also provide current distribution information to their shareholders in shareholder reports or other shareholder communications, or in certain types of sales literature provided to prospective investors. Current distribution information for a particular class of a Fund or Portfolio will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by the relevant class net asset value per share on the last day of the period and annualized. The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what a class of a Fund or Portfolio has declared and paid to shareholders as of the end of a specified period rather than the Fund's or Portfolio's actual net investment income for that period.

     Performance information is computed separately for each class of a Fund or Portfolio. Each Fund and Portfolio may from time to time include the total return of each class of its shares in advertisements or in information furnished to present or prospective shareholders. The Equity Income, Value and Renaissance Funds and the 60/40 and 30/70 Portfolios may from time to time include the yield and total return of each class of their shares in advertisements or information furnished to present or prospective shareholders. Each Fund and Portfolio may from time to time include in advertisements the total return of each class (and yield of each class in the case of the Equity Income, Value and Renaissance Funds and the 60/40 and 30/70 Portfolios) and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services as having the same investment objectives. Information provided to any newspaper or similar listing of the Fund's or Portfolio's net asset values and public offering prices will separately present each class of shares. The Funds and Portfolios also may compute current distribution rates and use this information in their Prospectuses and Statement of Additional Information, in reports to current shareholders, or in certain types of sales literature provided to prospective investors.

     Investment results of the Funds and Portfolios will fluctuate over time, and any representation of the Funds' or Portfolio's total return or yield for any prior period should not be considered as a representation of what an investor's total return or yield may be in any future period. The Trust's Annual and Semi-Annual Reports contain additional performance information for the Funds and Portfolios and are available upon request, without charge, by calling the telephone numbers listed on the cover of this Statement of Additional Information.

Calculation of Yield

     Quotations of yield for certain of the Funds and Portfolios will be based on all investment income per share (as defined by the SEC) during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

          YIELD = 2[( a-b + 1)/6/-1]
                      ---
                      cd

   where  a = dividends and interest earned during the period,

          b = expenses accrued for the period (net of reimbursements),

          c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

          d = the maximum offering price per share on the last day of the period.

     For the one month period ended September 30, 2000, the yields of the Equity Income, Value and Renaissance Funds and the 60/40 and 30/70 Portfolios were as follows (Class D shares were not offered during the period listed):

                      Institutional   Administrative
Fund                      Class           Class        Class A   Class B   Class C   Class D
----                  --------------  ---------------  --------  --------  --------  --------
Equity Income Fund          0.49%            0.24%        0.05%    -0.65%    -0.65%     0.05%
Value Fund                  1.57%            1.33%        1.11%     0.45%     0.45%     1.18%
Renaissance Fund            1.42%            1.17%        0.97%     0.29%     0.30%     1.03%
60/40 Portfolio             5.65%            5.42%        4.81%     4.32%     4.32%      N/A
30/70 Portfolio             6.11%            5.85%        5.29%     4.78%     4.78%      N/A

     The yield of a Fund or Portfolio will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses of the Trust allocated to the Fund or Portfolio or its classes of shares. These factors, possible differences in the methods used in calculating yield should be considered when comparing a Fund's or Portfolio's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of a Fund's or Portfolio's various classes of shares. These yields do not take into account any applicable contingent deferred sales charges.

     The Trust, in its advertisements, may refer to pending legislation from time to time and the possible impact of such legislation on investors, investment strategy and related matters. This would include any tax proposals and their effect on marginal tax rates and tax-equivalent yields. At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Calculation of Total Return

     Quotations of average annual total return for a Fund or Portfolio, or a class of shares thereof, will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund, Portfolio or class over periods of one, five, and ten years (up to the life of the Fund or Portfolio), calculated pursuant to the following formula: P (1 + T)/n/ = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportionate share of Fund, Portfolio or class expenses on an annual basis, and assume that
(i) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment and that the maximum contingent deferred sales charge, if any, is deducted at the times, in the amounts, and under the terms disclosed in the Prospectuses and (ii) all dividends and distributions are reinvested when paid. Quotations of total return may also be shown for other periods. The Funds and Portfolios may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Under applicable regulations, any such information is required to be accompanied by standardized total return information.

     The performance results shown on the subsequent pages for the Equity Income, Value, Renaissance, Growth, Select Growth, Target, Opportunity, Growth & Income, Innovation and Select International Funds reflects the results of operations under these Funds' previous Sub-Adviser(s). These Funds would not necessarily have achieved the results shown under their current investment management arrangements. The NFJ Value 25 Fund did not have any assets as of June 30, 2000 and therefore no performance information is shown for this Fund.

     The table below sets forth the average annual total return of certain classes of shares of the following Funds for periods ended June 30, 2000. For periods prior to the "Inception Date" of a particular class of a Fund's shares, total return presentations for the class are based on the historical performance of Institutional Class shares of the Fund (the oldest class) adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees (which are not paid by the Institutional Class) and administrative fee charges.

         Average Annual Total Return for Periods Ended June 30, 2000*

-----------------------------------------------------------------------------------------
                                                         Since
                                                       Inception    Inception   Inception
     Fund            Class**      1 Year    5 Years      of Fund     Date of     Date of
                                                      (Annualized)    Fund        Class
-----------------------------------------------------------------------------------------
Equity Income      Institutional  -12.83%    13.77%      13.27%     03/08/91    03/08/91
                  Administrative  -13.17%    13.46%      12.97%                 11/30/94
                         Class A  -17.95%    12.07%      12.50%                  1/20/97
                         Class B  -17.15%    12.31%      12.20%                  1/20/97
                         Class C  -14.45%    12.50%      12.00%                  1/20/97
                         Class D  -13.15%    13.35%      12.84%                   4/8/98
-----------------------------------------------------------------------------------------
Value              Institutional   -6.66%    14.90%      13.71%     12/30/91    12/30/91
                  Administrative   -7.00%    14.58%      16.23%                  8/21/97
                         Class A  -12.22%    13.14%      12.80%                  1/13/97
                         Class B  -11.49%    13.36%      12.86%                  1/13/97
                         Class C   -8.55%    13.58%      12.71%                  1/13/97
                         Class D   -7.07%    14.47%      14.01%                   4/8/98
-----------------------------------------------------------------------------------------
Small-Cap          Institutional   -8.88%    10.39%      11.49%      10/1/91     10/1/91
Value             Administrative   -9.12%    10.10%      11.21%                  11/1/95
                         Class A  -14.25%     8.71%      10.33%                  1/20/97
                         Class B  -14.38%     8.85%      10.39%                  1/20/97
                         Class C  -10.84%     9.14%      10.23%                  1/20/97
-----------------------------------------------------------------------------------------
Capital            Institutional   22.79%    24.24%      19.86%       3/8/91      3/8/91
Appreciation      Administrative   22.49%    23.93%      19.56%                  7/31/96
                         Class A   15.98%    22.45%      18.71%                  1/20/97
                         Class B   16.79%    22.76%      18.76%                  1/20/97
                         Class C   20.85%    22.94%      18.56%                  1/20/97
                         Class D   22.84%    23.85%      18.44%                   4/8/98
-----------------------------------------------------------------------------------------
Mid-Cap            Institutional   34.88%    22.07%      18.81%      8/26/91     8/26/91
                  Administrative   34.53%    21.79%      18.53%                 11/30/94
                         Class A   26.89%    20.20%      17.58%                  1/13/97
                         Class B   28.27%    20.47%      17.64%                  1/13/97
                         Class C   32.25%    20.67%      17.46%                  1/13/97
                         Class D   34.24%    21.64%      18.37%                   4/8/98
-----------------------------------------------------------------------------------------
Micro-Cap          Institutional   25.60%    19.16%      18.72%      6/25/93     6/25/93
                  Administrative   25.28%    18.86%      18.43%                   4/1/96
-----------------------------------------------------------------------------------------
Enhanced           Institutional    4.45%    21.34%      16.23%      2/11/91     2/11/91
Equity            Administrative    4.47%    21.07%      15.96%                  8/21/97
-----------------------------------------------------------------------------------------
Select             Institutional   56.28%      N/A       49.40%     12/31/97    12/31/97
International
-----------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
Select             Institutional   13.11%    23.80%        25.22%   12/28/94   12/28/94
 Growth***        Administrative   12.54%    23.41%        24.83%               5/31/95
                         Class A    6.43%    21.92%        23.44%               3/31/00
                         Class B    7.08%    22.24%        23.74%               3/31/00
                         Class C   10.90%    22.42%        23.81%               3/31/00
                         Class D   12.68%    23.32%        24.73%               3/31/00

---------------------------------------------------------------------------------------
Growth &           Institutional   49.32%    27.67%        28.46%   12/28/94   12/28/94
 Income***
---------------------------------------------------------------------------------------
Structured         Institutional    6.64%    N/A           17.38%    6/30/98    6/30/98
 Emerging
 Markets
---------------------------------------------------------------------------------------
Tax-Efficient      Institutional    7.55%    N/A           19.78%    6/30/98    6/30/98
 Structured
 Emerging
 Markets
---------------------------------------------------------------------------------------
Mega-Cap           Institutional   N/A       N/A           41.52%    8/31/99    8/31/99
 Equity
---------------------------------------------------------------------------------------

     * Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, Class B and Class C shares was deducted at the times, in the amounts, and under the terms discussed in the Class A, B and C Prospectus.

     ** For all Funds listed above, Class A, Class B, Class C, Class D and Administrative Class total return presentations for periods prior to the Inception Date of a particular class reflect the prior performance of Institutional Class shares of the Fund (the oldest class) adjusted to reflect the actual sales charges (none in the case of Class D and the Administrative Class) of the newer class. The adjusted performance also reflects the higher Fund operating expenses applicable to Class A, Class B, Class C, Class D and Administrative Class shares. These include (i) 12b-1 distribution and servicing fees, which are not paid by the Institutional Class and are paid by Class B and Class C (at a maximum rate of 1.00% per annum) and Class A and the Administrative Class (at a maximum rate of .25% per annum), and may be paid by Class D (at a maximum rate of .25% per annum) and (ii) administrative fee charges associated with Class A, Class B and Class C shares (a maximum differential of .15% per annum) and Class D shares (a maximum differential of 0.40% per annum).

     *** The investment objective and policies of the Select Growth Fund were changed effective April 1, 2000. The investment objective and policies of the Growth & Income Fund were changed effective August 1, 2000. The investment objective and policies of the Select International Fund were changed effective November 1, 2000. Performance information for prior periods does not necessarily represent results that would have been obtained had the current investment objective and policies been in effect for all periods.

     The following table sets forth the average annual total return of certain classes of shares of the following Funds (each of which, except for the Tax-Efficient Equity Fund, was a series of PAF prior to its reorganization as a Fund of the Trust on January 17, 1997) for periods ended June 30, 2000. Accordingly, "Inception Date of Fund" for these Funds refers to the inception date of the PAF predecessor series. Since Class C shares were offered since the inception of each PAF series, total return presentations for periods prior to the Inception Date of the other classes (with the exception of Class D, Institutional Class and Administrative Class shares of the Innovation Fund, Institutional Class and Administrative Class shares of the Target Fund and Administrative Class shares of the Tax-Efficient Equity Fund) are based on the historical performance of Class C shares, adjusted to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees and administrative fee charges. As described below, performance presentations for periods prior to the Inception

Date of Class D, Institutional Class and Administrative Class shares of the Innovation Fund, Institutional Class and Administrative Class shares of the Target Fund and Administrative Class Shares of the Tax-Efficient Equity Fund are based on the historical performance of Class A shares.

         Average Annual Total Return for Periods Ended June 30, 2000*

---------------------------------------------------------------------------------------------------------
                                                                          Since      Inception  Inception
                                                                        Inception     Date of    Date of
    Fund                Class***       1 Year    5 Years   10 Years      of Fund       Fund       Class
                                                                       (Annualized)
---------------------------------------------------------------------------------------------------------
Renaissance**              Class A      -2.33%     19.20%  14.43%(#)     13.29%(#)    4/18/88     2/1/91
                           Class B      -1.47%     19.43%     14.48%        13.33%               5/22/95
                           Class C       1.79%     19.67%     14.21%        12.97%               4/18/88
                           Class D       3.56%  20.63%(#)  15.10%(#)     13.84%(#)                4/8/98
                     Institutional    3.30%(#)  20.90%(#)  15.46%(#)     14.21%(#)              12/30/97
                    Administrative    3.36%(#)  20.66%(#)  15.20%(#)     13.95%(#)               8/31/98
---------------------------------------------------------------------------------------------------------
Growth                     Class A      25.20%     24.64%  18.14%(#)     19.17%(#)    2/24/84   10/26/90
                           Class B      26.31%     24.91%     18.21%        19.21%               5/23/95
                           Class C      30.31%     25.08%     17.92%        18.69%               2/24/84
                           Class D   32.26%(#)  26.00%(#)  18.80%(#)     19.57%(#)               1/31/00
                     Institutional   32.66%(#)  26.48%(#)  19.26%(#)     20.04%(#)                4/1/99
                    Administrative      31.92%     26.09%     18.93%        19.72%                4/1/99
---------------------------------------------------------------------------------------------------------
Target                     Class A      79.89%     30.28%    N/A            26.17%   12/17/92   12/17/92
                           Class B      84.74%     30.76%    N/A            26.23%               5/22/95
                           Class C      88.79%     30.89%    N/A            26.24%              12/17/92
                           Class D      90.36%     31.76%    N/A            27.12%                6/1/00
                     Institutional   89.85%(#)  32.23%(#)    N/A         27.59%(#)                4/1/99
                    Administrative   91.13%(#)  32.15%(#)    N/A         27.43%(#)                4/1/99
---------------------------------------------------------------------------------------------------------
Opportunity                Class A      42.48%     15.26%  20.23%(#)     18.91%(#)    2/24/84   12/17/90
                           Class B      44.78%     15.54%     20.30%        18.93%                4/1/99
                           Class C      48.88%     15.73%     20.05%        18.45%               2/24/84
                    Institutional    50.24%(#)  16.86%(#)  21.31%(#)     19.74%(#)                4/1/99
                   Administrative    50.36%(#)  16.66%(#)  21.06%(#)     19.48%(#)                4/1/99
---------------------------------------------------------------------------------------------------------
Innovation                 Class A     103.21%     46.84%    N/A            48.24%   12/22/94   12/22/94
                           Class B     109.17%     47.42%    N/A            48.71%               5/22/95
                           Class C     113.17%     47.49%    N/A            48.73%              12/22/94
                           Class D     115.85%     48.67%    N/A            49.91%                4/8/98
                    Institutional   115.34%(#)  49.02%(#)    N/A         50.28%(#)                3/5/99
                   Administrative   115.37%(#)     48.73%    N/A         49.99%(#)               3/10/00
---------------------------------------------------------------------------------------------------------
International**            Class A       5.70%      7.10%   5.55%(#)      7.22%(#)    8/25/86     2/1/91
                           Class B       5.24%      7.01%      5.61%         7.25%               5/22/95
                           Class C       8.96%      7.29%      5.25%         6.77%               8/25/86
                    Institutional    11.10%(#)   8.55%(#)   6.47%(#)      8.01%(#)               9/30/98
                   Administrative    10.78%(#)   8.20%(#)   6.17%(#)      7.71%(#)               9/30/98
---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Tax-Efficient              Class A      -0.16%    N/A        N/A             7.67%    7/10/98    7/10/98
   Equity                  Class B      -0.22%    N/A        N/A             8.10%               7/10/98
                           Class C       3.78%    N/A        N/A             9.96%               7/10/98
                           Class D       5.44%    N/A        N/A            10.70%               7/10/98
                     Institutional    6.21%(#)    N/A        N/A         11.33%(#)                7/2/99
                    Administrative       5.77%    N/A        N/A            10.97%               9/30/98
--------------------------------------------------------------------------------------------------------
   Global                  Class A     N/A        N/A        N/A           221.04%   12/31/99   12/31/99
 Innovation                Class B     N/A        N/A        N/A           240.07%               3/31/00
                           Class C     N/A        N/A        N/A           255.05%               3/31/00
                           Class D     N/A        N/A        N/A           259.98%               3/31/00
                     Institutional     N/A        N/A        N/A           260.75%               3/31/00
--------------------------------------------------------------------------------------------------------

     * Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, B and C shares was deducted at the times, in the amounts, and under the terms discussed in the Class A, B and C Prospectus.

     ** The investment objective and policies of the Renaissance Fund, Select Growth Fund and International Fund were changed effective February 1, 1992, March 31, 2000 and September 1, 1992, respectively. Performance information for prior periods does not necessarily represent results that would have been obtained had the current investment objective and policies been in effect for all periods.

     *** Class A, Class B, Class D, Institutional Class and Administrative Class total return presentations for the Funds listed for periods prior to the Inception Date of the particular class of a Fund (with the exception of Class D, Institutional Class and Administrative Class shares of the Innovation Fund, Class D, Institutional Class and Administrative Class shares of the Target Fund and Administrative Class shares of the Tax-Efficient Equity Fund) reflect the prior performance of Class C shares of the Fund, adjusted to reflect the actual sales charges (or no sales charges in the case of Class D, Institutional Class and Administrative Class shares) of the newer class. The adjusted performance also reflects any different operating expenses associated with the newer class. These include (i) 12b-1 distribution and servicing fees, which are paid by Class C and Class B (at a maximum rate of 1.00% per annum) and Class A and the Administrative Class (at a maximum rate of .25% per annum), may be paid by Class D (at a maximum rate of .25% per annum), and are not paid by the Institutional Class and (ii) administrative fee charges, which are lower than Class C charges for the Institutional and Administrative Classes (a maximum differential of .15% per annum) and higher for Class D (a maximum differential of .25% per annum). (Administrative fee charges are the same for Class A, B and C shares.) Performance presentations for periods prior to the Inception Date of Class D, Institutional Class and Administrative Class shares of the Innovation Fund, Class D, Institutional Class and Administrative Class shares of the Target Fund and Administrative Class Shares of the Tax-Efficient Equity Fund are based on the historical performance of Class A shares (which were also offered since inception of the Fund), adjusted in the manner described above.

     Note also that, prior to January 17, 1997, Class A, Class B and Class C shares of the former PAF series were subject to a variable level of expenses for such services as legal, audit, custody and transfer agency services. As described in the Class A, B and C Prospectus, for periods subsequent to January 17, 1997, Class A, Class B and Class C shares of the Trust are subject to a fee structure which essentially fixes these expenses (along with other administrative expenses) under a single administrative fee based on the average daily net assets of a Fund attributable to Class A, Class B and Class C shares. Under the current fee structure, the Growth Fund, Target Fund, Opportunity Fund and International Fund are expected to have higher total Fund operating expenses than their predecessors had under the fee structure for PAF (prior to January 17, 1997). All other things being equal, such higher expenses have an adverse effect on total return performance for these Funds after January 17, 1997.

     (#) Where noted, the method of adjustment used in the table above for periods prior to the Inception Date of the noted classes of the noted Funds resulted in performance for the period shown which is higher than if the historical Class C or Class A share performance (i.e., the older class used for prior periods) were not adjusted to reflect the lower operating expenses of the newer class. The following table shows the lower performance figures that would be obtained if the performance for newer classes with lower operating expenses were calculated by essentially tacking to such classes' actual performance the actual performance (with adjustment for actual sales charges) of the older Class of shares, with their higher operating expenses, for periods prior to the initial offering date of the newer class (i.e., the total return presentations below are based, for periods prior to the Inception Date of the noted classes, on the historical performance of the older class adjusted to reflect the current sales charges (if any) associated with the newer class, but not reflecting
                                                                 ---
     lower operating expenses associated with the newer class, such as lower administrative fee charges and/or 12b-1 distribution and servicing fee charges).

                 Total Return for Periods Ended June 30, 2000*
            (with no adjustment for operating expenses of the noted
              classes for periods prior to their inception dates)

                                                                             Since
                                                                           Inception
     Fund            Class         1 Year     5 Years      10 Years         of Fund
                                                                         (Annualized)
-------------------------------------------------------------------------------------
Renaissance             Class A       N/A        N/A        14.37%          13.10%
                        Class D       N/A      20.14%       14.44%          13.15%
                  Institutional      3.30%     20.22%       14.47%          13.18%
                 Administrative      3.36%     19.98%       14.36%          13.09%
-------------------------------------------------------------------------------------
Growth                  Class A       N/A        N/A        18.11%          18.81%
                  Institutional     32.66%     26.41%       18.08%          18.79%
                 Administrative     31.92%     25.26%       18.01%          18.74%
-------------------------------------------------------------------------------------
Target            Institutional     89.85%     31.84%         N/A           27.17%
                 Administrative     91.13%     32.00%         N/A           27.27%
-------------------------------------------------------------------------------------
Opportunity             Class A       N/A        N/A        20.19%          18.54%
                  Institutional     50.24%     15.85%       20.11%          18.49%
                 Administrative     50.36%     15.87%       20.12%          18.50%
-------------------------------------------------------------------------------------
Innovation        Institutional    115.34%     48.59%         N/A            49.83%
-------------------------------------------------------------------------------------
International           Class A       N/A        N/A         5.50%           6.96%
                  Institutional     11.10%      7.74%        5.46%           6.93%
                 Administrative     10.78%      7.57%        5.38%           6.87%
-------------------------------------------------------------------------------------
Tax-Efficient     Institutional      6.21%       N/A          N/A            11.11%
Equity
-------------------------------------------------------------------------------------

     The following table sets forth the average annual total return of each class of shares of the Portfolios for periods ended June 30, 2000. Total return presentations for periods prior to the Inception Date of Institutional Class and Administrative Class shares are based on the historical performance of Class A shares (which were offered since the inception of the Portfolios), adjusted to reflect that there are no sales charges associated with Institutional Class and Administrative Class shares and any different operating expenses associated with these newer classes, such as lower 12b-1 distribution and servicing fees and/or administrative fee charges.

         Average Annual Total Return for Periods Ended June 30, 2000*

-----------------------------------------------------------------------------------
                                            Since Inception   Inception   Inception
                                              of Portfolio     Date of    Date of
    Portfolio         Class**      1 Year     (Annualized)    Portfolio    Class
-----------------------------------------------------------------------------------
90/10 Portfolio           Class A    5.33%            16.36%     9/30/98    9/30/98
                          Class B    5.68%            17.30%                9/30/98
                          Class C    9.58%            19.25%                9/30/98
                    Institutional   12.20%         20.89%(#)                 3/1/99
                   Administrative   11.91%         20.59%(#)                 3/1/99
-----------------------------------------------------------------------------------
60/40 Portfolio           Class A    3.11%            10.55%     9/30/98    9/30/98
                          Class B    3.36%            11.22%                9/30/98
                          Class C    7.41%            13.35%                9/30/98
                    Institutional    9.90%         14.87%(#)                 3/1/99
                   Administrative    9.63%         14.59%(#)                 3/1/99
-----------------------------------------------------------------------------------
30/70 Portfolio           Class A    1.95%             5.07%     9/30/98    9/30/98
                          Class B    1.08%             4.91%                9/30/98
                          Class C    5.08%             7.10%                9/30/98
                    Institutional    7.47%          8.51%(#)                 3/1/99
                   Administrative    7.21%          8.24%(#)                 3/1/99
-----------------------------------------------------------------------------------

* Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, B and C shares was deducted at the times, in the amounts, and under the terms discussed in the Retail Portfolio Prospectus.

** Institutional Class and Administrative Class total return presentations for the Portfolios for periods prior to the Inception Date of these classes reflect the prior performance of Class A shares, adjusted to reflect that there are no sales charges associated with Institutional Class and Administrative Class shares. The adjusted performance also reflects any different operating expenses associated with the newer classes. These include (i) 12b-1 distribution and servicing fees, which are the same for Class A and the Administrative Class but are not paid by the Institutional Class and (ii) administrative fee charges, which are lower than Class A charges for the Institutional and Administrative Classes (a differential of .30% per annum).

(#) Where noted, the method of adjustment used in the table above for periods prior to the Inception Date of the noted classes of the Portfolios resulted in performance for the period shown which is higher than if the historical Class A share performance were not adjusted to reflect the lower operating expenses of the newer class. The following table shows the lower performance figures that would be obtained if the performance for the newer classes with lower operating expenses were calculated by essentially tacking to such classes' actual performance the actual performance (with adjustment for actual sales charges) of Class A shares, with their higher operating expenses, for periods prior to the initial offering date of the newer class (i.e., the total return presentations below are based, for periods prior to the Inception Date of the noted classes, on the historical performance of Class A shares adjusted to reflect the current sales charges (if any) associated with the newer class, but not reflecting lower
                                                            ---
operating expenses associated with the newer class, such as lower administrative fee charges and/or 12b-1 distribution and servicing fee charges).

              Total Return for Periods Ended June 30, 2000 (with no
                 adjustment for operating expenses of the noted
               classes for periods prior to their inception dates)


                                                        Since Inception
                                                          of Portfolio
            Portfolio         Class**      1 Year         (Annualized)
        -----------------------------------------------------------------

        90/10 Portfolio     Institutional   12.20%            20.73%
                           Administrative   11.91%            20.50%
        -----------------------------------------------------------------
        60/40 Portfolio     Institutional    9.90%            14.40%
                           Administrative    9.63%            14.22%
        -----------------------------------------------------------------
        30/70 Portfolio     Institutional    7.47%             8.37%
                           Administrative    7.21%             8.16%
        -----------------------------------------------------------------


     Performance information for a Fund or Portfolio may also be compared to:
(i) the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index, the Morgan Stanley Capital International Emerging Markets Free Index, the International Finance Corporation Emerging Markets Index, the Baring Emerging Markets Index, or other unmanaged indexes that measure performance of a pertinent group of securities; (ii) other groups of mutual funds tracked by Lipper Analytical Services ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Funds. Unmanaged indexes (i.e., other than Lipper) generally do not reflect deductions for administrative and management costs or expenses. The Adviser and any of the Sub-Advisers may also report to shareholders or to the public in advertisements concerning the performance of the Adviser and/or the Sub-Advisers as advisers to clients other than the Trust, and on the comparative performance or standing of the Adviser and/or the Sub-Advisers in relation to other money managers. Such comparative information may be compiled or provided by independent ratings services or by news organizations. Any performance information, whether related to the Funds or Portfolios, the Adviser or the Sub-Advisers, should be considered in light of the Funds' or Portfolios' investment objectives and policies, characteristics and quality, and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future.

     The total return of each class (and yield of each class in the case of the Renaissance Fund and the 30/70 Portfolio) may be used to compare the performance of each class of a Fund's or Portfolio's shares against certain widely acknowledged standards or indexes for stock and bond market performance, against interest rates on certificates of deposit and bank accounts, against the yield on money market funds, against the cost of living (inflation) index, and against hypothetical results based on a fixed rate of return.

     The S&P's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 380 industrial, 10 transportation, 39 utilities and 71 financial services concerns. The S&P 500 represents about 73% of the market value of all issues traded on the New York Stock Exchange.

     The S&P's 400 Mid-Cap Index (the "S&P 400 Mid-Cap Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 400 stocks of companies whose capitalization range from $100 million to over $5 billion and which represent a wide range of industries. As of February 26, 1999, approximately 25% of the 400 stocks were stocks listed on the National Association of

Securities Dealers Automated Quotations ("NASDAQ") system, 73% were stocks listed on the New York Stock Exchange and 2% were stocks listed on the American Stock Exchange. The Standard & Poor's Midcap 400 Index P/TR consists of 400 domestic stocks chosen for market size (median market capitalization of $1.54 billion), liquidity and industry group representation. It is a market value-weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value. The index is comprised of industrials, utilities, financials and transportation, in size order.

     The NASDAQ-OTC Price Index (the "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the NASDAQ system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

     The Russell 2000 Small Stock Index is an unmanaged index of the 2000 smallest securities in the Russell 3000 Index, representing approximately 7% of the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the U.S. equity market by capitalization. The Russell 1000 Index is composed of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Index represents the universe of stocks from which most active money managers typically select. This large cap index is highly correlated with the S&P 500. The Russell 1000 Value Index contains stocks from the Russell 1000 Index with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select.

     The Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly-issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

     The Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,000 bonds. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher by an NRSRO.

     BanXquote Money Market, a service of Masterfund Inc., provides the average rate of return paid on 3-month certificates of deposit offered by major banks and the average rate paid by major banks on bank money market funds. The Donoghue Organization, Inc., a subsidiary of IBC USA Inc., publishes the Money Fund Report which lists the 7-day average yield paid on money market funds.

     From time to time, the Trust may use, in its advertisements or information furnished to present or prospective shareholders, data concerning the performance and ranking of certain countries' stock markets, including performance and ranking data based on annualized returns over one-, three-, five- and ten-year periods. The Trust may also use data about the portion of world equity capitalization represented by U.S. securities. As of December 31, 1998, the U.S. equity market capitalization represented approximately 40% of the equity market capitalization of all the world's markets. This compares with 52% in 1980 and 70% in 1972.

          From time to time, the Trust may use, in its advertisements and other information relating to certain of the Funds and Portfolios, data concerning the performance of stocks relative to that of fixed income investments and relative to the cost of living over various periods of time. The table below sets forth the annual returns for each calendar year from 1973 through 1999 (as well as a cumulative return and average annual return for this period) for the S&P 500 and Treasury bills (using the formula set forth after the table) as well as the rates of inflation (based on the Consumer Price Index) during such periods.

                                                               Consumer Price
Period                     S&P 500        Treasury Bills           Index
--------------------------------------------------------------------------------

1973                        -14.7              6.9                  8.8
1974                        -26.5              8.0                 12.2
1975                         37.2              5.8                  7.0
1976                         23.8              5.0                  4.8
1977                         -7.2              5.1                  6.8
1978                          6.5              7.2                  9.0
1979                         18.4             10.4                 13.3
1980                         32.4             11.2                 12.4
1981                         -4.9             14.7                  8.9
1982                         21.4             10.5                  3.8
1983                         22.5              8.8                  3.8
1984                          6.3              9.9                  3.9
1985                         32.2              7.7                  3.8
1986                         18.5              6.1                  1.1
1987                          5.2              5.5                  4.4
1988                         16.8              6.3                  4.4
1989                         31.5              8.4                  4.6
1990                         -3.2              7.8                  6.1
1991                         30.5              5.6                  3.1
1992                          7.7              3.5                  2.9
1993                         10.1              2.9                  2.7
1994                          1.3              3.9                  2.7
1995                         37.4              5.6                  2.7
1996                         23.1              5.2                  3.3
1997                         33.4              5.3                  1.7
1998                         28.6              4.9                  1.6
1999                         21.0              4.7                  2.7
--------------------------------------------------------------------------------
Cumulative Return
1973-1999                3,839.47%           477.8%               264.0%
--------------------------------------------------------------------------------
Average Annual Return
1973-1999                   15.18%             7.0%                 5.1%
--------------------------------------------------------------------------------


     The average returns for Treasury bills were computed using the following method. For each month during a period, the Treasury bill having the shortest remaining maturity (but not less than one month) was selected. (Only the remaining maturity was considered; the bill's original maturity was not considered). The return for the selected Treasury bill was computed based on the price of the bill as of the last trading day of the previous month and the price on the last trading day of the current month. The price of the bill (P) at each time (t) is given by:

          P\t\   =  [ 1- rd ]
                      -----
                    [  360  ]
                    where,
                          r = decimal yield on the bill at time t (the average
                              of bid and ask quotes); and
                          d = the number of days to maturity as of time t.

    Advertisements and information relating to the Target Fund may use data comparing the performance of stocks of medium-sized companies to that of other companies. The following table sets forth the annual returns for each year from March 1981 (inception of Mid-Cap Index) through December 31, 1999 (as well as a cumulative return and average annual return for this period) for stocks of medium-sized companies (based on the Standard & Poor's Mid-Cap 400 Index), stocks of small companies (based on the Russell 2000 Index) and stocks of larger companies (based on the S&P 500).

                                   Small          Mid-Size             Large
Period                           Companies        Companies          Companies
--------------------------------------------------------------------------------

1981 (2/28 -12/31)                   1.8              10.6              -2.5
1982                                25.0              22.7              21.4
1983                                29.1              26.1              22.5
1984                                -7.3               1.2               6.3
1985                                31.1              36.0              32.2
1986                                 5.7              16.2              18.5
1987                                -8.8              -2.0               5.2
1988                                24.9              20.9              16.8
1989                                16.2              35.6              31.5
1990                               -19.5              -5.1              -3.2
1991                                46.1              50.1              30.5
1992                                18.4              11.9               7.7
1993                                18.9              14.0              10.1
1994                                -1.8              -3.6               1.3
1995                                28.4              30.9              37.6
1996                                16.5              19.2              22.9
1997                                22.8              32.3              33.4
1998                                -2.6              19.1              28.6
1999                                21.3              14.7              21.0
-------------------------------------------------------------------------------
Cumulative Return
2/28/81-12/31/99                   882.8%          2,061.9%          1,978.2%
-------------------------------------------------------------------------------
Average Annual Return
2/28/81-12/31/99                    12.9%             17.7%             17.5%
-------------------------------------------------------------------------------

     From time to time, the Trust may use, in its advertisements and other information, data concerning the average price-to-earnings ("P/E") ratios of "Value Stocks" and "Growth Stocks." For these purposes, the P/E ratios of Value Stocks are measured by the P/E ratios of the stocks comprising the Russell 1000 Value Index, and the P/E ratios of Growth Stocks are measured by the P/E ratios of the stocks comprising the Russell 1000 Growth Index. Both the Russell 1000 Value Index and Russell 1000 Growth Index are unmanaged indexes, and it is not possible to invest directly in either index. The table below sets forth the quarterly average P/E ratio of Value Stocks and the Average P/E ratio of Growth Stocks for the periods from October 1, 1992 through June 30, 2000.

                                             Average P/E ratio
                                             -----------------

Period
Ending                            Growth Stocks            Value Stocks
------                            -------------            ------------

12/31/92                               21.76                   21.40
3/31/93                                21.59                   22.36
6/30/93                                20.86                   21.41
9/30/93                                20.25                   21.05
12/31/93                               18.33                   17.84
3/31/94                                18.07                   17.69
6/30/94                                16.70                   16.31
9/30/94                                15.98                   15.28
12/31/94                               15.98                   14.97
3/31/95                                15.80                   14.62
6/30/95                                16.50                   14.87
9/30/95                                17.85                   16.17
12/31/95                               17.91                   15.82
3/31/96                                18.24                   16.07
6/30/96                                18.57                   15.93

9/30/96                                18.88                   15.80
12/31/96                               20.45                   17.03
3/31/97                                20.28                   16.78
6/30/97                                22.85                   18.44
9/30/97                                23.80                   19.60
12/31/97                               22.93                   19.06
3/31/98                                26.46                   21.32
6/30/98                                26.55                   20.69
9/30/98                                25.77                   19.31
12/31/98                               31.31                   22.92
3/31/99                                39.46                   24.33
6/30/99                                45.05                   25.93
9/30/99                                43.93                   23.80
12/31/99                               52.31                   23.60
3/31/00                                55.58                   22.94
6/30/00                                54.43                   22.66



     Advertisements and information relating to the Growth Fund may use data comparing the performance of a hypothetical investment in Growth Stocks, Value Stocks, "Bonds" and "Savings Accounts." For these purposes, the performance of an investment in "Bonds" is measured by the Lehman Aggregate Bond Index, an unmanaged index representative of the U.S. taxable fixed income universe. It is not possible to invest in this index. The performance of an investment in "Savings Accounts" is measured by the return on 3-month U.S. Treasury bills. Similarly, advertisements and information relating to the Renaissance Fund may use data comparing the performance of a hypothetical investment in "Stocks," Bonds and Savings Accounts. For these purposes, the performance of the investment in "Stocks" is measured by the S&P 500, while the performance of Bonds and Savings Accounts is measured as discussed above. The table below sets forth the value at March 31, 2000 of a hypothetical $10,000 investment in Stocks, Growth Stocks, Value Stocks, Bonds and Savings Accounts made on June 30, 1980.


                             June 30, 2000 Value of $10,000 Investment made at
Asset Category                                June 30, 1980
--------------               --------------------------------------------------

Growth Stocks                                      $101,187
Value Stocks                                       $103,456
Stocks                                             $245,642
Bonds                                              $ 64,948
Savings Accounts                                   $ 37,268


     Advertisements and information may compare the average annual total return of the Growth, Renaissance and Innovation Funds with that of the Lipper Large-Cap Growth Fund Average, Lipper Multi-Cap Value Fund Average and Lipper Science & Technology Fund Average, respectively. The Innovation Fund may also be compared to the S&P 500. The Lipper Large-Cap Growth Fund Average is a total-return performance average of funds that are tracked by Lipper, Inc. and have an investment objective of long-term growth. The Lipper Multi-Cap Value Fund Average is a total-return performance average of funds tracked by Lipper that have an investment objective of income and growth through investment in stocks. The Lipper Science and Technology Fund Average is a total-return performance average of funds tracked by Lipper with an investment objective of capital appreciation through investment in technology-oriented companies. None of the averages take into account sales charges. It is not possible to invest directly in the averages. The average annual total return of the Growth Fund, the Renaissance Fund, the Innovation Fund, the Lipper Large-Cap Growth Fund Average, the Lipper Multi-Cap Value Fund Average and the Lipper Science and Technology Fund Average are set forth below. The inception date of the Growth and Opportunity Funds is February 24, 1984. The inception date of the Innovation Fund is December 27, 1994. The inception date of the Mid-Cap Fund is August 26, 1991.


                                    Average Annual Total Return
                                   (for periods ending 3/31/00)
                             --------------------------------------
                                                                        Fund
                              1 Year   3 Years   5 Years   10 Years   Inception
                             -------  --------  --------  ---------  ----------
Growth Fund                   32.49%    30.40%    26.06%     18.81%      19.58%
Lipper Large-Cap Growth
 Fund Average                 26.35%    27.69%    25.59%     18.47%      17.47%

Renaissance Fund               3.36%    14.18%    20.56%     15.07%      13.82%
Lipper Multi-Cap Value
 Fund Average                 -3.99%     7.78%    14.20%     12.90%      13.02%

Innovation Fund              115.04%    72.57%    48.51%      N/A        49.77%
Lipper Science and
 Technology                   84.03%    53.47%    35.99%      N/A        38.45%
  Fund Average
S&P 500                       17.94%    27.40%    26.76%      N/A        27.58%

Opportunity Fund              50.77%    21.31%    16.57%     20.91%      19.32%
Lipper Small-Cap Growth
  Fund Average                57.71%    27.07%    21.89%     18.29%      14.80%

Target Fund                   90.36%    41.07%    31.76%      N/A        27.12%
Lipper Multi-Cap Growth
 Fund Average                 45.82%    30.19%    26.00%      N/A        20.53%


Capital Appreciation Fund     22.73%    21.41%    23.84%      N/A        19.43%
Lipper Multi-Cap Core
  Fund Average                11.54%    16.27%    19.33%      N/A        16.42%

Mid-Cap Fund                  34.28%    19.01%    21.56%      N/A        18.33%
Lipper Mid-Cap Core
  Fund Average                37.60%    20.94%    20.59%      N/A        16.97%

     From time to time, the Trust may use, in its advertisements and other information, data comparing the average annual total return of "Small-Caps," which are stocks represented by the Ibbotson's U.S. Small Company Stock Total Return Index, and "Large-Caps," which are stocks represented by the Standard & Poors 500 Stock Composite Index. Both indexes are unmanaged indexes, and it is not possible to invest directly in either index. For example, for the period from December 31, 1926 through December 31, 1999, the average annual total return of Small-Caps was 29.79%, and for Large-Caps was 21.04%.

     Advertisements and other information and other information relating to the Funds may list the annual total returns of certain asset classes during specified years. In such advertisements, the return of "Small Company Stocks" will be measured by the Russell 2000 Index of small company stocks, the returns of "Large Company Stocks" will be measured by the S&P 500, and the return of "Intermediate-Term Government Bonds" will be measured by a one-bond portfolio with a 5-year maturity as measured by Ibbotson Associates.

     Advertisements and other information relating to the Innovation Fund may include information pertaining to the number of home internet subscriptions and cellular phone users and sales of personal computers.

     The Trust may use, in its advertisements and other information, data concerning the projected cost of a college education in future years based on 1997/1998 costs of college (using tuition and fees only) and an assumed rate of increase for such costs. For example, the table below sets forth the projected cost of four years of college at a public college and a private college assuming a steady increase in both cases of 3% per year. In presenting this information, the Trust is making no prediction regarding what will be the actual growth rate in the cost of a college education, which may be greater or less than 3% per year and may vary significantly from year to year.

In its advertisements and other materials, the Trust may compare the returns over periods of time of investments in stocks, bonds and treasury bills to each other and to the general rate of inflation. For example, the average annual return of each category* during the period from 1974 through 1999 was:

                Stocks:        15.2%
                Bonds:          9.2%
                T-Bills:        6.9%
                Inflation:      5.1%

     * Returns of unmanaged indexes do not reflect past or future performance of any of the Funds or Portfolios of PIMCO Funds: Multi-Manager Series. Stocks are represented by Ibbotson's Large Company Stock Total Return Index. Bonds are represented by Ibbotson's Long-term Corporate Bond Index. Treasury bills are represented by Ibbotson's Treasury Bill Index and Inflation is represented by the Cost of Living Index. These are all unmanaged indexes, which can not be invested in directly. While Treasury bills are insured and offer a fixed rate of return, both the principal and yield of investment securities will fluctuate with changes in market conditions. Source:
     Ibbotson, Roger G., and Rex A. Sinquefiled, Stocks, Bonds, Bill and Inflation (SBBI), 1989, updated in Stocks, Bonds, Bills and Inflation 2000 Yearbook, Ibbotson Associates, Chicago. All rights reserved.

     The Trust may also compare the relative historic returns and range of returns for an investment in each of common stocks, bonds and treasury bills to a portfolio that blends all three investments. For example, over the period from 1980 through 1999, the average annual return of stocks comprising the Ibbotson's Large Company Stock Total Return Index ranged from -4.9% to 37.4% while the annual return of a hypothetical portfolio comprised 40% of such common stocks, 40% of bonds comprising the Ibbotson's Long-term Corporate bond Index and 20% of Treasury bills comprising the Ibbottson's Treasury Bill Index (a "mixed portfolio") would have ranged from -1.00% to 28.19% over the same period. The average annual returns of each investment category* for each of the years from 1980 through 1999 is set forth in the following table.


                                                                    MIXED
 YEAR       STOCKS         BONDS       T-BILLS     INFLATION     PORTFOLIO
------------------        ------      -------------------------------------

1980         32.42%         2.61%        11.24%        12.40%        14.17%
1981         -4.91%        -0.96%        14.71%         8.94%         0.59%

1982         21.41%        43.79%        10.54%         3.87%        28.19%
1983         22.51%         4.70%         8.80%         3.80%        12.64%
1984          6.27%        16.39%         9.85%         3.95%        11.03%
1985         32.16%        30.90%         7.72%         3.77%        26.77%
1986         18.47%        19.85%         6.16%         1.13%        16.56%
1987          5.23%        -0.27%         5.46%         4.41%         3.08%
1988         16.81%        10.70%         6.35%         4.42%        12.28%
1989         31.49%        16.23%         8.37%         4.65%        20.76%
1990         -3.17%         6.87%         7.52%         6.11%         2.98%
1991         30.55%        19.79%         5.88%         3.06%        21.31%
1992          7.67%         9.39%         3.51%         2.90%         7.53%
1993         10.06%        13.17%         2.89%         2.75%         9.84%
1994          1.31%        -5.76%         3.90%         2.67%        -1.00%
1995         37.40%        27.20%         5.60%         2.70%        26.90%
1996         23.10%         1.40%         5.20%         3.30%        10.84%
1997         33.40%        12.90%         7.10%         1.70%        19.94%
1998         28.58%        10.76%         4.86%         1.61%        16.70%
1999         21.00%        -7.40%         4.70%         2.70%          5.9%


         * Returns of unmanaged indexes do not reflect past or future performance of any of the Funds or Portfolios of PIMCO Funds: Multi-Manager Series. Stocks are represented by Ibbotson's Large Company Stock Total Return Index. Bonds are represented by Ibbotson's Long-term Corporate Bond Index. Treasury bills are represented by Ibbotson's Treasury Bill Index and Inflation is represented by the Cost of Living Index. Treasury bills are all unmanaged indexes, which can not be invested in directly. While Treasury bills are insured and offer a fixed rate of return, both the principal and yield of investment securities will fluctuate with changes in market conditions.
         Source: Ibbotson, Roger G., and Rex A. Sinquefiled, Stocks, Bonds, Bill and Inflation (SBBI), 1989, updated in Stocks, Bonds, Bills and Inflation 2000 Yearbook, Ibbotson Associates, Chicago. All rights reserved.

     The Trust may use in its advertisements and other materials examples designed to demonstrate the effect of compounding when an investment is maintained over several or many years. For example, the following table shows the annual and total contributions necessary to accumulate $200,000 of savings (assuming a fixed rate of return) over various periods of time:


      Investment          Annual              Total               Total
      Period              Contribution        Contribution        Saved
      ------              ------------        ----------------------------
      30 Years            $ 1,979             $ 59,370            $200,000
      25 Years            $ 2,955             $ 73,875            $200,000
      20 Years            $ 4,559             $ 91,180            $200,000
      15 Years            $ 7,438             $111,570            $200,000
      10 Years            $13,529             $135,290            $200,000


     This hypothetical example assumes a fixed 7% return compounded annually and a guaranteed return of principal. The example is intended to show the benefits of a long-term, regular investment program, and is in no way representative of any past or future performance of a Fund or Portfolio of PIMCO Funds: Multi-Manager Series. There can be no guarantee that you will be able to find an investment that would provide such a return at the times you invest and an investor in any of the Funds or Portfolio of PIMCO Funds:
     Multi-Manager Series should be aware that certain of the Funds and Portfolios of PIMCO

     Funds: Multi-Manager Series have experienced and may experience in the future periods of negative growth.

     Articles or reports which include information relating to performance, rankings and other characteristics of the Funds and Portfolios may appear in various national publications and services including, but not limited to: The Wall Street Journal, Barron's, Pensions and Investments, Forbes, Smart Money, Mutual Fund Magazine, The New York Times, Kiplinger's Personal Finance, Fortune, Money Magazine, Morningstar's Mutual Fund Values, CDA Investment Technologies and The Donoghue Organization. Some or all of these publications or reports may publish their own rankings or performance reviews of mutual funds, including the Funds, and may provide information relating to the Adviser and the Sub-Advisers, including descriptions of assets under management and client base, and opinions of the author(s) regarding the skills of personnel and employees of the Adviser or the Sub-Advisers who have portfolio management responsibility. From time to time, the Trust may include references to or reprints of such publications or reports in its advertisements and other information relating to the Funds and Portfolios.

     From time to time, the Trust may set forth in its advertisements and other materials information about the growth of a certain dollar-amount invested in one or more of the Funds or Portfolios over a specified period of time and may use charts and graphs to display that growth.

     From time to time, the Trust may set forth in its advertisements and other materials the names of and additional information regarding investment analysts employed by the Sub-Advisers who assist with portfolio management and research activities on behalf of the Funds.

     Ibbotson Associates ("Ibbotson") has analyzed the risk and returns of the Funds and relevant benchmark market indexes in a variety of market conditions. Based on its independent research and analysis, Ibbotson may develop, from time to time, model portfolios of the Funds and series of PIMS which indicate how, in Ibbotson's opinion, a hypothetical investor with a 5+ year investment horizon might allocate his or her assets among the Funds and series of PIMS. Ibbotson bases its model portfolios on five levels of investor risk tolerance which it developed and defines as ranging from "Very Conservative" (low volatility; emphasis on capital preservation, with some growth potential) to "Very Aggressive" (high volatility; emphasis on long-term growth potential). However, neither Ibbotson nor the Trust offers Ibbotson's model portfolios as investments. Moreover, neither the Trust, the Adviser, the Sub-Advisers nor Ibbotson represent or guarantee that investors who allocate their assets according to Ibbotson's models will achieve their desired investment results.

Compliance Efforts Related to the Euro


     Problems may arise in conjunction with the recent and ongoing introduction of the euro. Whether introducing the euro to financial companies' systems will be problematic is not fully known; however, the cost associated with making systems recognize the euro is not currently expected to be material.

Voting Rights

     Under the Declaration of Trust, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. Shareholders may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. In the event that such a request was made, the Trust has represented that it would assist with any necessary shareholder communications. Shareholders of a class of shares have different voting rights with respect to matters that affect only that class.

      Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). All classes of shares of the Funds and Portfolios have identical voting rights except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan or agreement applicable to that class. These shares are entitled to vote at meetings of shareholders. Matters submitted to shareholder vote must be approved by each Fund and Portfolio separately except (i) when required by the 1940 Act shares shall be voted together and (ii) when the Trustees have determined that the matter does not affect all Funds and Portfolios, then only shareholders of the Fund(s) or Portfolio(s) affected shall be entitled to vote on the matter. All classes of shares of a Fund or Portfolio will vote together, except with respect to the Distribution and Servicing Plan applicable to Class A, Class B or Class C shares, to the Distribution or Administrative Services Plans applicable to Administrative Class shares, to the Administration Agreement as applicable to a particular class or classes, or when a class vote is required as specified above or otherwise by the 1940 Act.

     The Trust's shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.


     The Portfolios will vote shares of each Underlying PIMCO Fund which they own in their discretion in accordance with the Portfolios' proxy voting policies.

Certain Ownership of Trust Shares


     As of October 4, 2000, the Trust believes that the Trustees and officers of the Trust, as a group, owned less than one percent of each class of each Fund and Portfolio and of the Trust as a whole. Appendix B list persons who own of record or beneficially 5% or more of the noted class of shares of the Funds as of October 4, 2000, as well as information about owners of 25% or more of the outstanding shares of beneficial interest of the Funds, and therefore may be presumed to "control" the Fund, as that term is defined in the 1940 Act.

Custodian

     State Street Bank & Trust Co. ("State Street"), 801 Pennsylvania, Kansas City, Missouri 64105, serves as custodian for assets of all Funds and Portfolios, including as custodian of the Trust for the custody of the foreign securities acquired by those Funds that invest in foreign securities. Under the agreement, State Street may hold foreign securities at its principal offices and its branches, and subject to approval by the Board of Trustees, at a foreign branch of a qualified U.S. bank, with an eligible foreign subcustodian, or with an eligible foreign securities depository.

     Pursuant to rules or other exemptions under the 1940 Act, the Trust may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is currently made by the Board of Trustees following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Trust; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Trust assets, although the Trustees reserve the right to delegate their selection responsibilities in light of recent amendments to Rule 17f-5 under the 1940 Act, in which case the factors for consideration would differ from those referenced above. Currently, the Board of Trustees reviews annually the continuance of foreign custodial arrangements for the Trust, but reserves the right to discontinue this practice as permitted by the recent amendments to Rule 17f-5. No assurance can be given that the Trustees' appraisal of the risks in connection with foreign custodial arrangements will always be correct or that expropriation, nationalization, freezes, or confiscation of assets that would impact assets of the Funds will not occur, and shareholders bear the risk of losses arising from these or other events.

Codes of Ethics


     The Trust, PIMCO Advisors, PAIA, Cadence, NFJ, Parametric, Blairlogie and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds or Portfolios.

Independent Accountants

     PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, Missouri 64105, serves as the independent public accountants for the Funds and Portfolios. PricewaterhouseCoopers LLP provides audit services, accounting assistance, and consultation in connection with SEC filings.

Transfer and Shareholder Servicing Agents

     PFPC, Inc., P.O. Box 9688, Providence, Rhode Island 02940, serves as the Transfer and Shareholder Servicing Agent for the Trust's Class A, Class B, Class C and Class D shares. National Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105, serves as the Transfer Agent for the Trust's Institutional and Administrative Class shares.

Legal Counsel

     Ropes & Gray, One International Place, Boston, Massachusetts 02110 serves as legal counsel to the Trust.

Registration Statement

     This Statement of Additional Information and the Prospectuses do not contain all of the information included in the Trust's registration statements filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statements, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the relevant registration statement, each such statement being qualified in all respects by such reference.

Financial Statements


     Audited financial statements for the Funds, as of June 30, 2000, for the fiscal year then ended, including notes thereto, and the reports of PricewaterhouseCoopers LLP thereon, each dated August 21, 2000 are incorporated by reference from the Trust's five June 30, 2000 Annual Reports. One Annual Report (the "Retail Annual Report") corresponds to the Class A, B and C Prospectus, another (the "Institutional Annual Report") corresponds to both the Trust Institutional Prospectus and the NFJ Institutional Prospectus, another (the "Class D Annual Report") corresponds to the Class D Prospectus, another (the "Retail Portfolio Annual Report") corresponds to the Retail Portfolio Prospectus, and the fifth (the "Institutional Portfolio Annual Report") corresponds to the Institutional Portfolio Prospectus. The Trust's June 30, 2000 Annual Reports were filed electronically with the SEC on September 1, 2000 (Accession No. 0000912057-00-039949).

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

     Certain of the Funds make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining a Fund's overall dollar-weighted average quality, unrated securities are treated as if rated, based on the Adviser's or Sub-Adviser's view of their comparability to rated securities. A Fund's use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for a Fund does not mean that all securities held by the Fund will be rated in that category or higher. A Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by the Adviser or a Sub-Adviser to be of comparable quality). The percentage of a Fund's assets invested in securities in a particular rating category will vary. Following is a description of Moody's and S&P's ratings applicable to fixed income securities.

MOODY'S INVESTORS SERVICE, INC.

     CORPORATE AND MUNICIPAL BOND RATINGS

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

     Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

     Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation.
Nor does Moody's represent any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

     Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     CORPORATE SHORT-TERM DEBT RATINGS

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATINGS SERVICES

     ISSUE CREDIT RATING DEFINITIONS

     A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

     Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days -- including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

     Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment -- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; protection afforded by , and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

     CORPORATE AND MUNICIPAL BOND RATINGS

     Investment Grade

     AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA: An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A: An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB: An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity o the obligor to meet its financial commitment on the obligation.

     Speculative Grade

     Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     BB: An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligors's inadequate capacity to meet its financial commitment on the obligation.

     B: An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC: An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC:  An obligation rated 'CC' is currently highly vulnerable to nonpayment.

     C: A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     CI: The rating CI is reserved for income bonds on which no interest is being paid.

     D: An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

     r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include:

obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk -- such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

     The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's's does not rate a particular obligation as a matter of policy.

     Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

     COMMERCIAL PAPER RATING DEFINITIONS

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

     A-1: A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligors's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2: A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3: A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B: A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C: A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D: A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

                                   APPENDIX B

             CERTAIN OWNERSHIP OF TRUST SHARES AS OF OCTOBER 4, 2000


AS OF OCTOBER 4, 2000, THE FOLLOWING PERSONS OWNED OF RECORD OR BENEFICIALLY 5% OR MORE OF THE NOTED CLASS OF SHARES OF THE FOLLOWING FUNDS:

                                                                               PERCENTAGE OF
                                                                 SHARES OF      OUTSTANDING
                                                                 BENEFICIAL      SHARES OF
                                                                 OWNERSHIP      CLASS OWNED
                                                                 ---------      -----------
PIMCO EQUITY INCOME FUND

INSTITUTIONAL
AGL Resources Inc. Post Retirement                               191,106.47       22.260%
UFE Insurance Coverage
Attn: State Street Bank and Trust
200 Newport Avenue Ext. JQB7
North Quincy, MA 02171-2102

US Bank NA as Custodian for                                      151,109.86       17.600%
Great Western Malting Salaried Savings
P.O. Box 64010
St. Paul, MN 55164-0010

Northern Trust Co. as Trustee                                     75,858.91        8.830%
California Chamber of Commerce
P.O. Box 92956
801 S. Canal St.
Chicago, IL 60607-4515

AGL Resources Inc. Postretire                                     75,648.30        8.810%
Health Coverage for Collectively Bargain Employees
Attn: State Street Bank & Trust Co.
200 Newport Avenue JQB7
North Quincy, MA 02171-2102

Africa Inland Mission                                             50,674.63        5.900%
P.O. Box 178
Pearl River, NY 10965-0178

Charles Schwab & Co. Trust **                                     44,315.29        5.160%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4122

US Bank NA as Custodian for                                       44,290.77        5.160%
Bargain Great Western Mailing
P.O. Box 64010
St. Paul, MN 55164-0010


                                                                               PERCENTAGE OF
                                                                 SHARES OF      OUTSTANDING
                                                                 BENEFICIAL      SHARES OF
                                                                 OWNERSHIP      CLASS OWNED
                                                                 ---------      -----------

ADMINISTRATIVE
Sandra Hogue-Burney                                                5,047.96       67.190%  *
1126 Las Olas Ave.
Santa Barbara, CA 93109-2115



FTC & CO. **                                                       2,191.07       29.160%  *
Attn: DATALYNX
P.O. Box 173736
Denver, CO 80217-3736

CLASS A
MLPF&S for the sole Benefit **                                   198,134.95       23.542%
of it's customers
Attn: Fund Admin/#97M
4800 Deer Lake Dr. E, Floor 3
Jacksonville, FL 32246-6484

Khosrow B. Semnani                                               105,663.01       12.555%
P.O. Box 3508
Salt Lake City, UT 84110-3508

CLASS B
MLPF&S for the sole Benefit **                                   126,222.64       10.865%
of it's customers
Attn: Fund Admin/#97
4800 Deer Lake Dr. E, Floor 3
Jacksonville, FL 32246-6484

CLASS C
MLPF&S for the sole benefit of it's customers **                 110,467.19        9.057%
Attn: Fund Admin/#97
4800 Deer Lake Dr. E, Floor 3
Jacksonville, FL 32246-6484

CLASS D
Charles Schwab & Co. Inc.  **                                        358.68   76.321%  *
Special Custody accounts FBO Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122

                                                                               PERCENTAGE OF
                                                                 SHARES OF      OUTSTANDING
                                                                 BENEFICIAL      SHARES OF
                                                                 OWNERSHIP      CLASS OWNED
                                                                 ---------      -----------



E*Trade Securities, Inc. **                                       50,237.00       10.689%
Jeffrey D. Hage
P.O. Box  989030
West Sacramento, CA 95798-9060

E*Trade Securities, Inc. **                                           46.86        9.971%
Mark R. Black
P.O. Box  989030
West Sacramento, CA 95798-9060


VALUE FUND

INSTITUTIONAL
Pacific Mutual Life Insurance Co.                                137,749.58       39.010%  *
Employee's Retirement Plan Trust
700 Newport Center Drive
Newport Beach, CA 92660

CMTA-GMPP & Allied Workers Pension Trust                         449,214.93       15.400%
c/o Associated Third Party Administrator
1640 South Loop Road
Alameda, CA 94502

California Race Track Association                                357,982.05       12.270%
P.O. Box 67
La Verne, CA 91750-0067

Charles Schwab & Co. Inc.  **                                    257,847.49        8.840%
Attn: Mutual Fund Dept..
101 Montgomery St.
San Francisco, CA 94126-2500

BAC Local #19 Pension Trust                                      240,293.45        8.240%
Attn: Allied Administrators Inc.
777 Davis Street
San Francisco, CA 94126-2500

90/10 Portfolio                                                  164,571.74        5.640%
PIMCO Funds Asset Allocation Series
800 Newport Center Dr.
Newport Beach, CA 92660

                                                                               PERCENTAGE OF
                                                                 SHARES OF      OUTSTANDING
                                                                 BENEFICIAL      SHARES OF
                                                                 OWNERSHIP      CLASS OWNED
                                                                 ---------      -----------

CLASS A
Teamsters Union Local # 52 Pension Fund                          345,400.25       22.408%
Attn: Dennis Vadini
3150 Chester Ave.
Cleveland, OH 44114-4605

MLPF&S for the sole benefit of it's customers **A165             123,773.84        8.029%
Attn: Fund Admin/#97M
4800 Deer Lake Dr. E, Floor 3
Jacksonville, FL 32246-6484

CLASS B
MLPF&S for the sole benefit of it's customers **                 500,408.85       21.545%
Attn: Fund Admin/#97M
4800 Deer Lake Dr. E, Floor 3
Jacksonville, FL 32246-6484

CLASS C
MLPF&S for the sole benefit of it's customers **                 436,481.96        9.396%
Attn: Fund Admin/#97M
4800 Deer Lake Dr. E, Floor 3
Jacksonville, FL 32246-6484

CLASS D
Charles Schwab and Co. Inc **A183                                  3,567.24       60.180%  *
Special custody accounts FBO customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122

PIMCO Advisors LP                                                    894.97       15.083%
Attn: Vinh Nguyen
800 Newport Beach, CA 92660-6309

E*Trade Securities, Inc. **                                          869.53       14.669%
Jeffrey L. Cardwell
P.O. Box 989030
West Sacramento, CA  95798-9030

NFSC FEBO                                                            596.77       10.067%
FMT CO Cust IRA
FBO Lawrence Kramer
680 Bridle Path
Cincinnati, OH 45231

                                                                               PERCENTAGE OF
                                                                 SHARES OF      OUTSTANDING
                                                                 BENEFICIAL      SHARES OF
                                                                 OWNERSHIP      CLASS OWNED
                                                                 ---------      -----------

RENAISSANCE FUND

INSTITUTIONAL
BAC Local #19 Pension Fund                                       213,568.01       35.120%  *
C/O Allied Administrators Inc.
777 Davis Street
San Francisco, CA 94111-1405

90/10 Portfolio                                                  137,800.51       22.660%
PIMCO Advisors LP
800 Newport Center Dr.
Newport Beach, CA 92660-6309

Fort Wayne Newspaper Inc.                                         84,351.08       13.870%
600 W. Main St.
Fort Wayne, IN 46802-1498

60/40 Portfolio                                                   78,057.44       12.840%
PIMCO Advisors LP
800 Newport Center Dr.
Newport Beach, CA 92660-6309
Charles Schwab & Co. Inc.                                         44,368.07        7.300%
Attn: Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4122

ADMINISTRATIVE
Firlin & Co. **                                                   10,486.31       14.530%
Attn: Trust Resources-MAC
P.O. Box 82408
Lincoln, NE 68501-2401

National Bank of Commerce TTEE                                     5,900.26        8.170%
City of Scottsbluff Retirement and Pension Plans
1248 O Street
P.O. Box 82408
Lincoln, NE 68501-2408

CLASS A
MLPF&S for the sole benefit of it's customers **                 477,600.04        9.794%
Attn: Fund Admin/#97M
4800 Deer Lake Dr. E, Floor 3
Jacksonville, FL 32246-6484

                                                                               PERCENTAGE OF
                                                                 SHARES OF      OUTSTANDING
                                                                 BENEFICIAL      SHARES OF
                                                                 OWNERSHIP      CLASS OWNED
                                                                 ---------      -----------



Prudential Bank & Trust Co.                                      279,788.81        5.738%
Defined Contribution Plan
FBO Plan Participants
30 Scranton, PA 18507-1755

CLASS B
MLPF&S for the sole benefit of it's customers **               1,088,520.95       17.972%
Attn: Fund Admin/#97M
4800 Deer Lake Dr. E, Floor 3
Jacksonville, FL 32246-6484

CLASS C
MLPF&S for the sole benefit of it's customers **               2,795,196.97       13.548%
Attn: Fund Admin/#97M
4800 Deer Lake Dr. E, Floor 3
Jacksonville, FL 32246-6484

CLASS D
National Investors Services Corp **                               13,335.02       54.468%  *
for exclusive benefit of our customers
Attn: Ms. Sandra Stewart
55 Water St., 32nd Floor
New York, NY 10041-3299

Charles Schwab & Co. Inc.  **                                      9,558.04       39.040%  *
Special Custody Accounts FBO Customers
Attn: Mutual Funds-
101 Montgomery St.
San Francisco, CA 94104-4122

NFSC FEBO                                                          1,598.13        6.490%
FMT CO Customer IRA Rollover
525 W. Dana Lane
Houston, TX 77024

GROWTH AND INCOME FUND

INSTITUTIONAL CLASS
State Street Bank & Trust Co.                                     74,111.88       24.740%
901 E. Cary Street
Richmond, VA 23219-4057


                                                                               PERCENTAGE OF
                                                                 SHARES OF      OUTSTANDING
                                                                 BENEFICIAL      SHARES OF
                                                                 OWNERSHIP      CLASS OWNED
                                                                 ---------      -----------



PIMCO Advisors L.P.                                              189,759.81       63.340%  *
800 Newport Center Dr.
Newport Beach, CA 92660

GROWTH FUND

INSTITUTIONAL CLASS
Pacific Mutual Life Insurance Co.                                219,034.27       42.470%  *
Employee's Retirement Plan Trust
700 Newport Center DR.
Newport Beach, CA 92660

Charles Schwab & Co. Inc. **                                     118,900.58       23.060%
101 Montgomery St.
San Francisco, CA 940104-4122

BAC Local#19 Pension Fund Trust                                   54,510.50       10.570%
c/o Allied Administrators Inc.
777 Davis St.
San Francisco, CA 94111

Pacific Life Foundation                                           37,155.06        7.200%
700 Newport Center Dr.
Newport Beach, CA 92660

90/10 Portfolio                                                   29,216.38        5.670%
PIMCO Funds Asset Allocation Series
800 Newport Center Dr.
Newport Beach, CA 92660


ADMINISTRATIVE CLASS
Chase Bank of Texas, N.A. Trustee                                269,429.43       61.710%  *
1111 Fannin, 10th Floor
Houston, TX 77002

CLASS A
MLPF&S for the sole benefit of it's customers **                 523,510.43        7.919%
4800 Deer Lake Dr. E., Floor 3
Jacksonville, FL 32246-6484


                                                                               PERCENTAGE OF
                                                                 SHARES OF      OUTSTANDING
                                                                 BENEFICIAL      SHARES OF
                                                                 OWNERSHIP      CLASS OWNED
                                                                 ---------      -----------


CLASS B
MLPF&S for the sole benefit of it's customers **               1,465,262.18       21.267%
4800 Deer Lake Dr. E., Floor 3
Jacksonville, FL 32246-6484

CLASS C
MLPF&S for the sole benefit of it's customers **               8,713,619.24       12.580%
4800 Deer Lake Dr. E., Floor 3
Jacksonville, FL 32246-6484

CLASS D
Charles Schwab & Co. Inc. **                                         531.46       33.263%  *
Special Custody Accounts FBO Customers
101 Montgomery St.
San Francisco, CA 94104-4122

PIMCO Advisors LP                                                    304.51       19.058%
800 Newport Center Dr.
Newport Beach, CA 92660-6309

SELECT GROWTH FUND

INSTITUTIONAL
Charles Schwab & Co. Inc. **                                      89,049.97        7.130%
101 Montgomery St.
San Francisco, CA 94104-4122

IRA A/C John W. Barnum                                            37,302.72        2.653%  *
901 E Cary St.
Richmond, VA 2319-4057

National Financial Services Corp. **                              10,030.24        7.130%
P.O. Box 3908
Church Street Station
New York, NY 10008-3908


ADMINISTRATIVE CLASS
National Financial Services Corp. for Exclusive Benefit **         2,328.63       56.700%  *
of their customers
1 World Financial Center
200 Liberty Street
New York, NY 10281-1003


                                                                               PERCENTAGE OF
                                                                 SHARES OF      OUTSTANDING
                                                                 BENEFICIAL      SHARES OF
                                                                 OWNERSHIP      CLASS OWNED
                                                                 ---------      -----------



Donaldson Lufkin & Jenrette **                                     1,107.22       26.960%  *
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303

Raymond James and Associates Inc. Custodian                          441.71       10.760%
211 Groveland Ave.
Raleigh, NC 27605-1630

Norwest Bank NA                                                      226.67        5.520%
FBO Hanna & Morton LLP Emp. 401K
P.O. Box 1533
Minneapolis, MN 55479

CLASS A
FTC & Co. **                                                     211,483.78       26.659%  *
Attn: DATALYNX
P.O. Box 173736
Denver, CO 80217-3736

CLASS B
MLPF&S for the sole benefit of it's customers **                  40,281.19       16.800%
4800 Deer Lake Dr. E., Floor 3
Jacksonville, FL 32246-6484

CLASS D
PIMCO Advisors LP                                                    430.11      100.000%  *
800 Newport Center Dr.
Newport Beach, CA 92660

TARGET FUND

INSTITUTIONAL CLASS
Pacific Mutual Life Insurance Co.                                234,099.43       37.440%
Employees Retirement Plan Trust
700 Newport Center Dr.
Newport Beach, CA 92660

Charles Schwab & Co. **                                          170,470.06       27.270%  *
101 Montgomery St.
San Francisco, Ca 94104


                                                                               PERCENTAGE OF
                                                                 SHARES OF      OUTSTANDING
                                                                 BENEFICIAL      SHARES OF
                                                                 OWNERSHIP      CLASS OWNED
                                                                 ---------      -----------



BAC Local # 19 Pension Trust                                      64,511.01       10.320%
c/o Allied Administrators Inc.
777 Davis Street
San Francisco, CA 94111

Pacific Life Foundation                                           41,851.61        6.690%
700 Newport Center Dr.
Newport Beach, CA 92660

90/10 Portfolio                                                   41,538.03        6.640%
PIMCO Funds Asset Allocation Series
800 Newport Center Dr.
Newport Beach, Ca 92660

60/40 Portfolio                                                   27,104.34        6.270%
PIMCO Funds Asset Allocation Series
800 Newport Center Dr.
Newport Beach, CA 92660

CLASS A
MLPF&S for the sole benefit of it's customers **               1,932,277.24       17.248%
4800 Deer Lake Dr. E, Floor 3
Jacksonville, FL 32246-6484

CLASS B
MLPF&S for the sole benefit of it's customers **               2,793,733.88       27.008%  *
4800 Deer Lake Dr. E, Floor 3
Jacksonville, FL 32246-6484

CLASS C
MLPF&S for the sole benefit of it's customers **              14,155,367.01       23.513%
4800 Deer Lake Dr. E, Floor 3
Jacksonville, FL 32246-6484

CLASS D
National Financial Securities **                                   1,238.83       48.713%  *
685 NW 133rd Way
Plantation, FL 33325-6152

Charles Schwab & Co. Inc. **                                         975.97       38.377%  *
Special Custody Accounts FBO Customers
101 Montgomery St.
San Francisco, CA 94104-4122

                                                                               PERCENTAGE OF
                                                                 SHARES OF      OUTSTANDING
                                                                 BENEFICIAL      SHARES OF
                                                                 OWNERSHIP      CLASS OWNED
                                                                 ---------      -----------


PIMCO Advisors LP                                                    328.30       12.909%
800 Newport Center Dr.
Newport Beach, CA 92660-6309


OPPORTUNITY FUND

INSTITUTIONAL CLASS
LaSalle Bank, N.A., Custodian                                    374,421.88       18.130%
AMFAC
P.O. Box 1443
Chicago, IL 60690

Charles Schwab & Co. Inc. **                                     173,809.83        8.880%
101 Montgomery St.
San Francisco, CA 94104

St. Cloud Clinic of Internal Medicine                            138,823.72        7.090%
c/o First American Trust
P.O. Box 986
St. Cloud, MN 56302-0986

Pacific Mutual Life Insurance Co.                                132,146.00        6.750%
Employee's Retirement Plan Trust
700 Newport Center Dr.
Newport Beach, CA 92660

West Central Initiative Endowment                                108,991.33        5.570%
c/o Norwest Bank MN NA
P.O. Box 1533
Minneapolis, MN 55480

Carabec                                                          135,677.29        6.930%
P.O. Box 789
Fort Dodge, IA 50501-0798

ADMINISTRATIVE CLASS
Chase Bank of Texas, N.A., Trustee                               228,977.67       43.120%  *
1111 Fannin, 10th Floor
Houston, TX 77002

American Express Trust Co.                                       125,412.26       23.620%
P.O. Box 534
Minneapolis, MN 55440-0534

                                                                               PERCENTAGE OF
                                                                 SHARES OF      OUTSTANDING
                                                                 BENEFICIAL      SHARES OF
                                                                 OWNERSHIP      CLASS OWNED
                                                                 ---------      -----------


CLASS A
American Express Trust Co.                                       751,048.33       17.062%
FBO WESCO Distribution Inc. Retirement Savings Plan
733 Marquette Ave. N10/996
Minneapolis, MN 55402-2309

MLPF&S for the sole benefit of it's customers **                 689,427.48       15.662%
4800 Deer Lake Dr. E., Floor 3
Jacksonville, FL 32246-6484

CLASS B
MLPF&S for the sole benefit of it's customers **                  61,871.54        5.218%
4800 Deer Lake Dr. E., Floor 3
Jacksonville, FL 32246-6484

CLASS C
MLPF&S for the sole benefit of it's customers **               2,954,367.62       20.375%
4800 Deer Lake Dr. E., Floor 3
Jacksonville, FL 32246-6484

INNOVATION FUND

INSTITUTIONAL CLASS
Pacific Mutual Life Insurance Co.                                139,148.63       28.870%  *
Employee's Retirement Plan
700 Newport Center Dr.
Newport Beach, CA 92660

FIIOC as agent for Employee Benefit Trans                        131,782.61       27.340%  *
100 Magellan Way KW1C
Covington, KY 41015

Charles Schwab & Co. Trust **                                     80,898.25       16.780%
101 Montgomery St.
San Francisco, CA 94104

Alpine Trust & Asset Management                                   47,937.52        9.950%
225 North 5th St.
Grand Junction, CO 81501

                                                                               PERCENTAGE OF
                                                                 SHARES OF      OUTSTANDING
                                                                 BENEFICIAL      SHARES OF
                                                                 OWNERSHIP      CLASS OWNED
                                                                 ---------      -----------


ADMINISTRATIVE CLASS
T. Rowe Price Trust Co. FBO                                        9,595.54       45.770%  *
Retirement Plan Clients Asset Reconciliation
P.O. Box 17215
Baltimore, MD 21297-1215

FIIOC as agent for certain Employee Benefits Trans                 4,575.89       21.830%
100 Magellan Way KW1C
Covington, KY 41015-1987

Columbia Trust Co. **                                              4,037.18       19.260%
1301 SW 5th Avenue
Portland, OR 97201-5601

Bank of NY as Trustee for various retirement plans **              2,233.89       10.660%
3 Manhattanville Rd. Ste 103
Purchase, NY 10577-2138

CLASS A
MLPF&S for the sole benefit of it's customers **               4,138,796.13       19.333%
4800 Deer Lake Dr. E., Floor 3
Jacksonville, FL 32246-6484

CLASS B
MLPF&S for the sole benefit of it's customers **               4,702,078.88       18.080%
4800 Deer Lake Dr. E., Floor 3
Jacksonville, FL 32246-6484

CLASS C
MLPF&S for the sole benefit of it's customers **               5,840,830.25       17.059%
4800 Deer Lake Dr. E., Floor 3
Jacksonville, FL 32246-6484

CLASS D
Charles Schwab & Co. Inc. **                                   1,013,609.54       75.860%  *
Special Custody Accounts FBO Customers
101 Montgomery St.
San Francisco, CA 94104-4122

                                                                               PERCENTAGE OF
                                                                 SHARES OF      OUTSTANDING
                                                                 BENEFICIAL      SHARES OF
                                                                 OWNERSHIP      CLASS OWNED
                                                                 ---------      -----------


GLOBAL INNOVATION FUND

INSTITUTIONAL CLASS

PIMCO Advisors LP                                                300,000.00      100.000%  *
800 Newport Center Dr.
Newport Beach, CA 92660

ADMINISTRATIVE CLASS
TTEES of the Schafer Family Trust                                 13,912.08       52.820%  *
1318 Colony Place
Newport Beach, CA 92660

FTC & Co. Attn: DATALYNX **                                        5,326.09       20.220%
P.O. Box 173736
Denver, CO 80217-3736

Hamilton Limited Partnership                                       3,975.70       15.100%
800 15th  St.
Bellingham, WA 98225-6310

Robert Hamilton TTEE                                               2,760.91       10.480%
Under Intervivos Trust
800 15th St.
Bellingham, WA 98225-6310

CLASS A
MLPF&S for the sole benefit of it's customers **                 518,838.79       13.788%
4800 Deer Lake Dr. E, Floor 3
Jacksonville, FL 32246-6484

Legg Mason Wood Walker Inc.                                      189,214.76        5.028%
P.O. Box 1476
Baltimore, MD 21202

CLASS B
MLPF&S for the sole benefit of it's customers **                 671,918.40       19.359%
4800 Deer Lake Dr. E, Floor 3
Jacksonville, FL 32246-6484

CLASS C
MLPF&S for the sole benefit of it's customers **                 973,760.84       16.884%
4800 Deer Lake Dr. E, Floor 3
Jacksonville, FL 32246-6484

                                                                               PERCENTAGE OF
                                                                 SHARES OF      OUTSTANDING
                                                                 BENEFICIAL      SHARES OF
                                                                 OWNERSHIP      CLASS OWNED
                                                                 ---------      -----------


CLASS D
Charles Schwab & Co. Inc. **                                      51,855.05       37.091%  *
Special Custody Accounts FBO Customers
101 Montgomery St.
San Francisco, CA 94104

DLJ Securities Corporation Inc. **                                49,091.80       35.114%  *
P.O. Box 2052
Jersey City, NJ 07305-9998

NFSC FEBO                                                         10,277.49        7.352%
1 Ulbrick Lane
Westport, CT 06880

MEGA-CAP FUND

INSTITUTIONAL CLASS
PIMCO Advisors LP                                                300,100.42      100.000%  *
800 Newport Center Dr.
Newport Beach, CA 92660

CAPITAL APPRECIATION FUND



INSTITUTIONAL CLASS
PFPC FBO LPL Supermarket Program                               1,795,604.58       13.610%
211S. Gulph Rd.
King of Prussia, PA 19406-3101

Charles Schwab & Co., Inc. -Reinvest **                        2,147,243.07       16.280%
101 Montgomery Street
San Francisco, CA 94104-4122

Pacific Mutual Life Insurance Co.                                798,125.80        6.050%
Employee's Retirement Plan Trust
700 Newport Center Dr.
Newport Beach, CA 92660

ADMINISTRATIVE CLASS
Certain Employee (Fidelity)                                    2,520,396.50       32.480%
100 Magetian KWIC
Covington, KY 41015

                                                                               PERCENTAGE OF
                                                                 SHARES OF      OUTSTANDING
                                                                 BENEFICIAL      SHARES OF
                                                                 OWNERSHIP      CLASS OWNED
                                                                 ---------      -----------


Investco Trust Company FBO                                     1,618,425.82       20.860%
Reynolds & Reynolds 401K Plan
P.O. Box 77405
Atlanta, BA 30357

First Union National Bank                                      1,168,859.32       15.060%
401 S. Tryon St., FRB-3
Charlotte, NC 28202

BISYS Brokerage Services **                                      780,648.44       10.060%
Investco Trustco
51 Madison Ave.
New York, NY 10010-1603

New York Life Trust Company **                                   395,315.30        5.090%
51 Madison Ave
New York , NY 10010

CLASS A
MLPF&S for the sole benefit of it's customers **                 800,661.73       22.141%
4800 Deer Lake Dr. E., Floor 3
Jacksonville, FL 32246-6484

Carn & Co.                                                       616,107.50       17.037%
American Yazaki Employee Svgs and Ret plan
P.O. Box 96211
Washington D.C. 20090-6211

Prudential Bank & Trust Co.                                      413,468.58       11.434%
30 Scranton Office Park
Scranton, PA 18507-1755

CLASS B
MLPF&S for the sole benefit of it's customers **                 396,765.29       15.151%
4800 Deer Lake Dr. E., Floor 3
Jacksonville, FL 32246-6484

CLASS C
MLPF&S for the sole benefit of it's customers **                 484,661.55       14.977%
4800 Deer Lake Dr. E., Floor 3
Jacksonville, FL 32246-6484

                                                                               PERCENTAGE OF
                                                                 SHARES OF      OUTSTANDING
                                                                 BENEFICIAL      SHARES OF
                                                                 OWNERSHIP      CLASS OWNED
                                                                 ---------      -----------


CLASS D
Charles Schwab & Co. Inc. **                                      24,674.60       81.244%  *
Special Custody Accounts FBO Customers
101 Montgomery St.
San Francisco, CA 94104-4122

MID-CAP FUND

INSTITUTIONAL
Charles Schwab & Co., Inc. -Reinvest **                        6,200,696.44       31.440%  *
101 Montgomery St.
San Francisco, CA 94104-4122

Ameritech Savings Plan for Salaried Employees                  2,250,225.15       11.410%
c/o Mellon Trust as Trustee
135 Santilli Hwy
Everett, MA 02149-1906

ADMINISTRATIVE
Certain Employee (Fidelity)                                    3,934,250.93       57.310%  *
100 Magellan KW1C
Covinton, KY 41015

UMB TTEE FBO Andrew Profit Sharing Trust                         428,492.96        8.370%
JP Morgan/ American Century
P.O. Box 419784
Kansas City, MO 64141

First Union National Bank                                        418,944.82        8.180%
401 S. Tryon Street, FRB-3
Charlotte, NC 28202

CLASS A
MLPF&S for the sole benefit of it's customers **               1,374,158.20       30.976%
4800 Deer Lake Dr. E., Floor 3
Jacksonville, FL 32246-6484

CLASS B
MLPF&S for the sole benefit of it's customers **                 619,709.32       20.297%
4800 Deer Lake Dr. E., Floor 3
Jacksonville, FL 32246-6484

                                                                               PERCENTAGE OF
                                                                 SHARES OF      OUTSTANDING
                                                                 BENEFICIAL      SHARES OF
                                                                 OWNERSHIP      CLASS OWNED
                                                                 ---------      -----------


CLASS C
MLPF&S for the sole benefit of it's customers **                 488,813.73       13.879%
4800 Deer Lake Dr. E., Floor 3
Jacksonville, FL 32246-6484

CLASS D
Charles Schwab & Co. Inc.  **                                     37,277.38       74.473%
Special Custody accounts FBO Customers
101 Montgomery St.
San Francisco, CA 94104-4122

NFSC FEBO                                                          4,031.22        8.053%
2 Rowell Rd.
Danvers, MA 01923

MICRO-CAP FUND

INSTITUTIONAL  CLASS

Charles Schwab & Co., Inc. Reinvest **                         1,756,089.98       19.450%
101 Montgomery St.
San Francisco, CA 94104

Dominion resources                                             1,572,192.51       17.320%
c/o Bost & Co.
P.O. Box 3198
Pittsburgh, PA 15230-3198

Wendel & Co. **                                                1,054,372.51       11.620%
P.O. Box 1066 Wall St. Station
New York, NY 10268-1066

Oberlin College                                                  984,714.13       10.850%
c/o Mac & Co.
P.O. Box 3198
Pittsburgh, PA 15230-3198



Public Service of New Mexico                                     883,353.91        9.730%
c/o Mac & Co.
P.O. Box 318
Pittsburgh, PA 15230-3198

                                                                               PERCENTAGE OF
                                                                 SHARES OF      OUTSTANDING
                                                                 BENEFICIAL      SHARES OF
                                                                 OWNERSHIP      CLASS OWNED
                                                                 ---------      -----------


U.S. Bank of National Assoc. Custodian                           526,817.10        5.770%
Trust Mutual Funds
P.O. Box 64010
St. Paul, MN 55164

The Northern Trust Company Trustee                               500,117.94        5.510%
Toyota Directed Retirement Trust
P.O. Box 92956
Chicago, IL 60675

ADMINISTRATIVE CLASS
Centurion Trust Company **                                       152,502.39       45.040%
FBO Omnibus/Centurion Capital Management
2425 EB Camelback Road, Suite 530
Phoenix, AZ 85016

Northern Trust as Trustee for Sunday School Board                107,674.82       31.800%
P.O. Box 92956
Chicago, IL 60675

New York Life Trust Company **                                    64,286.57       18.990%
51 Madison Ave.
New York, NY 10010

SMALL-CAP VALUE FUND

INSTITUTIONAL
Charles Schwab & Co., Inc. **                                    299,888.63       17.390%
101 Montgomery St.
San Francisco, CA 94104-4122

FIIOC as agent for certain employee ben trans                    156,640.16        9.080%
100 Magellan Way KW1C
Covington, KY 41015-1987

Idaho Power Co                                                   125,191.19        7.260%
P.O. Box 64010
St. Paul, MN 55164

Donaldson Lufkin & Jenrette **                                    90,939.37        5.270%
P.O. Box 2052
Jersey City, NJ 07303-2052

                                                                               PERCENTAGE OF
                                                                 SHARES OF      OUTSTANDING
                                                                 BENEFICIAL      SHARES OF
                                                                 OWNERSHIP      CLASS OWNED
                                                                 ---------      -----------


Woodenhead Inds. Inc. & Affiliated Co.                            94,109.63        5.460%
Three Parkway North, Suite 550
Deerfileld, IL 60015-2568

ADMINISTRATIVE CLASS
National Financial Services Corporation for the Exclusive        484,143.14       42.250%  *
Benefit of our Customers **
1 World Trade Center
200 Liberty Street
New York, NY 10281

First Union National Bank                                        145,471.60       12.700%
401 S. Tyron St.
Charlotte, NC 28202-1911

American Express Trust Company                                    64,058.03        5.590%
P.O. Box 534
Minneapolis, MN 55440-0534

Norwest Bank MN NA FBO                                            64,058.03        5.590%
P.O. Box 1533
Minneapolis, MN 55480-1533

CLASS A
MLPF&S for the sole benefit of it's customers **               1,774,102.49       26.150%  *
4800 Deer Lake Dr. E., Floor 3
Jacksonville, FL 32246-6484

Norwest Bank MN NA                                               868,131.34       12.796%
Dain Rauscher
P.O. Box 1533
Minneapolis, MN 55480

CLASS B
MLPF&S for the sole benefit of it's customers **                 832,902.87       22.441%
4800 Deer Lake Dr. E., Floor 3
Jacksonville, FL 32246-6484

CLASS C
MLPF&S for the sole benefit of it's customers **               1,127,675.23       23.272%
4800 Deer Lake Dr. E., Floor 3
Jacksonville, FL 32246-6484

                                                                               PERCENTAGE OF
                                                                 SHARES OF      OUTSTANDING
                                                                 BENEFICIAL      SHARES OF
                                                                 OWNERSHIP      CLASS OWNED
                                                                 ---------      -----------


ENHANCED EQUITY FUND

INSTITUTIONAL
CMTA-GMPP & Allied Workers Pension                               399,510.10       24.450%
1640 South Loop Road
Alameda, CA 94104

BAC Local # 19 Pension Trust                                     303,504.01       18.580%
777 Davis Street
San Francisco, CA 94126-2500

California Race Track Association                                218,187.06       13.350%
P.O. Box 67
LaVerne, CA 91750

90/10 Portfolio                                                  184,503.51       11.290%
PIMCO Funds Asset Allocation Series
800 Newport Center Sr.
Newport Beach, CA 92660

Asbestos Workers Local #87                                       158,613.12        9.710%
Employee Defined Contribution Pension Trust
1635 N.E. Loop 410, #700
San Antonio, TX 78209

Fort Wayne Newspaper Inc.                                        123,067.95        7.530%
600 W. Main Street
Fort Wayne, IN 46802

60/40 Portfolio                                                  113,967.80        6.980%
PIMCO Funds Asset Allocation Series
800 Newport Center Dr.
Newport Beach, CA 92660

TAX-EFFICIENT EQUITY FUND

INSTITUTIONAL CLASS
Loni Austin Parrish UAW                                           12,574.16       13.220%
FBO Ashley Nicole Parish
c/o Austin Industries
P.O. Box 1060
Newberg, OR 97132


                                                                               PERCENTAGE OF
                                                                 SHARES OF      OUTSTANDING
                                                                 BENEFICIAL      SHARES OF
                                                                 OWNERSHIP      CLASS OWNED
                                                                 ---------      -----------


Loni Austin Parrish UAW                                           11,199.27       11.770%
FBO Ashley Nicole Parish
c/o Austin Industries
P.O. Box 1060
Newberg, OR 97132

Loni Austin Parrish UAW                                           10,745.96       11.290%
FBO Jessica Danielle Parish
c/o Austin Industries
P.O. Box 1060
Newberg, OR 97132

Loni Austin Parrish UAW                                           10,745.96       11.290%
FBO Jessica Danielle Parish
c/o Austin Industries
P.O. Box 1060
Newberg, OR 97132

Scott N. Parrish                                                   9,066.18        9.530%
c/o Austin Industries
P.O. Box 1060
Newberg, OR 97132

US Bank National Association Custodian                             8,626.78        9.070%
JD Gray Irrv. Trust FBO JGG Dtd. 5-13-99
Trust Mutual Funds
P.O. Box 64010
St. Paul, MN 55164

US Bank National Association Custodian                             8,579.27        9.020%
JD Gray Irrv. Trust FBO SWG Dtd. 5-13-99
Trust Mutual Funds
P.O. Box 64010
St. Paul, MN 55164

US Bank National Association Custodian                             8,264.13        8.690%
FBO T.G. Gearheart Dtd. 5-13-99
Trust Mutual Funds
P.O. Box 64010
St. Paul, MN 55164


                                                                               PERCENTAGE OF
                                                                 SHARES OF      OUTSTANDING
                                                                 BENEFICIAL      SHARES OF
                                                                 OWNERSHIP      CLASS OWNED
                                                                 ---------      -----------



US Bank National Association Custodian                             7,921.34        8.330%
JD Gray Irrv. Trust FBO M.E. Gray Dtd. 5-13-99
Trust Mutual Funds
P.O. Box 64010
St. Paul, MN 55164

US Bank National Association Custodian                             7,425.69        7.800%
JD Gray Irrv. Trust FBO GBH Dtd. 5-13-99
Trust Mutual Funds
P.O. Box 64010
St. Paul, MN 55164

ADMINISTRATIVE CLASS
Centurion Trust Company **                                     1,029,976.55       62.940%  *
FBO Omnibus/Centurion Capital Management
2425 EB Camelback Road, Suite 530
Phoenix, AZ 85016

Sharon Cohen                                                     110,345.24        6.740%
1785 215th St. , Apt. 103
Bayside, NY 11360-1716

CLASS A
NFSC FEBO                                                         91,899.25       12.990%
The Robb Charitable Trust
Richard A. Robb
56 Pilgrim Rd.
Marblehead, MA 01945-1750

MLPF&S for the sole benefit of it's customers **                  79,079.85       11.186%
4800 Deer Lake Dr. E., Floor 3
Jacksonville, FL 32246-6484

Dain Rauscher Incorporated FBO                                    57,337.21        8.110%
Michael and Elizabeth King-Long Term Account
14800 164th Place NE
Woodinville, WA 98072

Lewco Securities Corp. **                                         42,824.24        6.057%
34 Exchange Place, 4th Floor
Jersey City, NJ 07311


                                                                               PERCENTAGE OF
                                                                 SHARES OF      OUTSTANDING
                                                                 BENEFICIAL      SHARES OF
                                                                 OWNERSHIP      CLASS OWNED
                                                                 ---------      -----------



CLASS B
MLPF&S for the sole benefit of it's customers **                 193,854.15       21.322%
4800 Deer Lake Dr. E., Floor 3
Jacksonville, FL 32246-6484

CLASS C
MLPF&S for the sole benefit of it's customers **                 276,951.72       21.444%
4800 Deer Lake Dr. E., Floor 3
Jacksonville, FL 32246-6484

CLASS D
National Investors Services Corp. **                               6,752.41       87.861%  *
for exclusive benefit of our customers
55 Water St. 32nd Floor
New York, NY

PIMCO Advisors LP                                                    932.84       12.138%
800 Newport Center Dr.
Newport Beach, CA 92660

STRUCTURED EMERGING MARKETS FUND

INSTITUTIONAL CLASS

Berklee College of Music, Inc.                                   562,163.54       19.850%
1140 Boylston St.
Boston, MA 02215-3693


Fleet National Bank                                              356,607.00       12.590%
Hartford Foundation
P.O. Box 92800
Rochester, NY 14638

Munsen-Williams-Proctor Institute                                317,937.26       11.220%
310 Genesee Street
Utica, NY 13502

The Reeves Foundation                                            286,810.62       10.120%
115 Summit Avenue
Summit, NJ 07901


                                                                               PERCENTAGE OF
                                                                 SHARES OF      OUTSTANDING
                                                                 BENEFICIAL      SHARES OF
                                                                 OWNERSHIP      CLASS OWNED
                                                                 ---------      -----------



Brockton Health Corp. Endowment                                  222,238.24        7.850%
680 Centere Street
Brockton, MA 02402-3395

Desert Mutual retiree Med. & Life Pl. Trust                      186,619.70        6.590%
60 East South Temple Street
Salt Lake City, UT 84147

Wentworth Douglas Hospital                                       174981.072        6.170%
789 Central Ave.
Dover, NH 03820-2589

TAX-EFFICIENT STRUCTURED EMERGING MARKETS FUND

INSTITUTIONAL CLASS
Alscott Investments, LLC
501 Baybrook Court                                             4,837,270.23       75.300%  *
Boise, ID 83706

Charles Schwab & Co. -Reinvest **
101 Montgomery St.                                             1,120,093.39       17.430%
San Francisco, CA 94104-4122

Alscott Investments, LLC
501 Baybrook Court                                             1,002,480.56       15.600%
Boise, ID 83706

Rede & Company (Weyerhauser)
4380 S.W. Macadam, Suite 450                                     708,643.58       11.020%
Portland, OR 97201

Waycrosse, Inc./International Equity Fund II
P.O. Box 9300, MS 28                                             629,689.76        9.800%
Minneapolis, MN 55440-9300

Ruby Trust
499 Park Avenue                                                  593,483.30        9.230%
New York, NY 10022

                                                                               PERCENTAGE OF
                                                                 SHARES OF      OUTSTANDING
                                                                 BENEFICIAL      SHARES OF
                                                                 OWNERSHIP      CLASS OWNED
                                                                 ---------      -----------


INTERNATIONAL FUND

INSTITUTIONAL CLASS
90/10 Portfolio                                                  379,372.72       59.170%  *
PIMCO Funds Asset Allocation Series
800 Newport Center Drive
Newport Beach, CA 92660

60/40 Portfolio                                                  223,961.44       34.930%  *
PIMCO Funds Asset Allocation Series
800 Newport Center Drive
Newport Beach, CA 92660

30/70 Portfolio                                                   37,861.63        5.900%
PIMCO Funds Asset Allocation Series
800 Newport Center Drive
Newport Beach, CA 92660

CLASS A
MLPF&S for the sole custody of it's customers **                  83,940.53       10.384%
4800 Deer Lake Dr. E., Floor 3
Jacksonville, FL 32246-6484

Circle Trust Co. FBO Export Corp. Profit Sharing Plan             40,687.15        5.033%
Metro Center
1 Station Pl.
Stamford, CT 06902-6800

CLASS B
MLPF&S for the sole custody of it's customers **                 141,824.01       16.072%
4800 Deer Lake Dr. E., Floor 3
Jacksonville, FL 32246-6484

CLASS C
MLPF&S for the sole custody of it's customers **                 822,454.13       10.481%
4800 Deer Lake Dr. E., Floor 3
Jacksonville, FL 32246-6484



                                                                               PERCENTAGE OF
                                                                 SHARES OF      OUTSTANDING
                                                                 BENEFICIAL      SHARES OF
                                                                 OWNERSHIP      CLASS OWNED
                                                                 ---------      -----------


NFJ EQUITY INCOME FUND

INSTITUTIONAL CLASS
Northern Trust Company TTEE FBO                                1,771,575.76       46.510%  *
AM Castle & Co. Employees Pension
P.O. Box 92956
Chicago, IL 60675

Miter & CO. c/o Marshall & Ilsley Trust Co. **                 1,261,292.60       33.110%  *
P.O. Box 2977
Milwaukee, WI 53201-2977

ADMINISTRATIVE CLASS
First Union National Bank **                                     334,897.60      100.000%  *
401 S. Tryon St.
Charlotte, NC 28202-1911

NFJ VALUE FUND

INSTITUTIONAL CLASS
Mark S. Geller DDS MSD Inc.                                       14,232.00       16.850%
Profit Sharing Trust
1220 Coit Rd. #108
Plano, TX 75075

Charles Hutto DDS Target Benefit PL                               12,512.77       14.810%
430 N. High
Henderson, TX 75652

Sydney Teague                                                     11,880.53       14.060%
8721 Mendocino Dr.
Austin, TX 78735

Sue Roberts Sloan                                                 10,325.96       12.220%
c/o Kirkpatrik, Klein, & Mathis
4901 LBJ Fwy Ste 120
Dallas, TX 75244-6118

Residuary Trust u/w/o                                              9,861.37       11.670%
Matthew C. Roberts III
c/o Kirkpatrik, Klein, & Mathis
4901 LBJ Fwy Ste 120
Dallas, TX 75244-6118



                                                                               PERCENTAGE OF
                                                                 SHARES OF      OUTSTANDING
                                                                 BENEFICIAL      SHARES OF
                                                                 OWNERSHIP      CLASS OWNED
                                                                 ---------      -----------


Jean C. Beasley                                                    7,047.98        8.340%
P.O. Box 191245
Dallas, TX 75219

Anna J. Armstrong                                                  7,047.98        8.340%
4128 Amherst
Dallas, TX 752198245

Chris Najork                                                       5,473.37        6.480%
Linda Najork
1632 Promontory Dr.
Cedar Hill, TX 75104-1529



_______________________________________

*Entity owned 25% or more of the outstanding shares of beneficial interest of the Fund, and therefore may be presumed to "control" the Fund, as that term is defined in the 1940 Act.

** Shares are believed to be held only as nominee.

PIMCO Funds Shareholders' Guide
  for Class A, B and C Shares


November 1, 2000

This Guide relates to the mutual funds (each, a "Fund") that are series of PIMCO
Funds: Multi-Manager Series (the "MMS Trust") and PIMCO Funds: Pacific Investment Management Series (the "PIMS Trust" and, together with the MMS Trust, the "Trusts"). Unless otherwise indicated, references to the Funds include the PIMCO Funds Asset Allocation Series portfolios (the "Portfolios"). The Portfolios are so called "funds of funds" which are series of the MMS Trust. Class A, B and C shares of the MMS Trust, the PIMS Trust and the Portfolios are offered through four separate prospectuses (each, a "Retail Prospectus"). The information in this Guide is subject to change without notice at the option of the Trusts, the Advisers or the Distributor.

This Guide contains detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. This Guide is not a prospectus, and should be used in conjunction with the applicable Retail Prospectus. This Guide, and the information disclosed herein, is incorporated by reference in, and considered part of, the Statement of Additional Information corresponding to each Retail Prospectus.

PIMCO Funds Distributors LLC distributes the Funds' shares. You can call PIMCO Funds Distributors LLC at 1-800-426-0107 to find out more about the Funds and other funds in the PIMCO Funds family. You can also visit our Web site at www.pimcofunds.com.

TABLE OF CONTENTS

How to Buy Shares ......................................................... SG-3
Alternative Purchase Arrangements ......................................... SG-9
Exchange Privilege ....................................................... SG-24
How to Redeem ............................................................ SG-26

How to Buy Shares

         Class A, Class B and Class C shares of each Fund are continuously offered through the Trusts' principal underwriter, PIMCO Funds Distributors LLC (the "Distributor") and through other firms which have dealer agreements with the Distributor ("participating brokers") or which have agreed to act as introducing brokers for the Distributor ("introducing brokers"). The Distributor is a wholly owned subsidiary of PIMCO Advisors L.P. ("PIMCO Advisors"), the investment adviser to the Funds that are series of the MMS Trust, and an affiliate of Pacific Investment Management Company LLC ("Pacific Investment Management Company"), the investment adviser to the Funds that are series of the PIMS Trust. PIMCO Advisors and Pacific Investment Management Company are each referred to herein as an "Adviser."

         There are two ways to purchase Class A, Class B or Class C shares: either (i) through your dealer or broker which has a dealer agreement with the Distributor or (ii) directly by mailing a PIMCO Funds account application (an "account application") with payment, as described below under the heading Direct Investment, to the Distributor (if no dealer is named in the account application, the Distributor may act as dealer). Class A, Class B and Class C shares of the Short Duration Municipal Income Fund and Class B and Class C shares of the California Municipal Bond, California Intermediate Municipal Bond and New York Municipal Bond Funds are not offered as of the date of this Guide; however, investment opportunities in these Funds may be available in the future.

         Shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order, plus a sales charge which, at the election of the purchaser, may be imposed either (i) at the time of the purchase in the case of Class A shares (the "initial sales charge alternative"),
(ii) on a contingent deferred basis in the case of Class B shares (the "deferred sales charge alternative") or (iii) by the deduction of an ongoing asset based sales charge in the case of Class C shares (the "asset based sales charge alternative" circumstances, Class A and Class C shares are also subject to a Contingent Deferred Sales Charge ("CDSC"). See "Alternative Purchase Arrangements." Purchase payments for Class B and Class C shares are fully invested at the net asset value next determined after acceptance of the trade. Purchase payments for Class A shares, less the applicable sales charge, are invested at the net asset value next determined after acceptance of the trade.

         All purchase orders received by the Distributor prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a regular business day are processed at that day's offering price. However, orders received by the Distributor from dealers or brokers after the offering price is determined that day will receive such offering price if the orders were received by the dealer or broker from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 p.m., Eastern time) or, in the case of certain retirement plans, received by the Distributor prior to 9:30 a.m., Eastern time on the next business day. Purchase orders received on other than a regular business day will be executed on the next succeeding regular business day. The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the New York Stock Exchange is closed for other than weekends or holidays, or, if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

         Except for purchases through the PIMCO Funds Auto-Invest plan, the PIMCO Funds Auto-Exchange plan, investments pursuant to the Uniform Gifts to Minors Act, and tax-qualified and wrap programs referred to below under "Tax-Qualified Retirement Plans" and Alternative Purchase Arrangements--Sales at Net Asset Value," and sales to certain registered representatives as described below under "Registered Representatives' Investments," the minimum initial investment in Class A, Class B or Class C shares of any Fund is $2,500, and the minimum additional investment is $100 per Fund. For information about dealer commissions, see "Alternative Purchase Arrangements" below. Persons selling Fund shares may receive different compensation for selling Class A, Class B or Class C shares. Normally, Fund shares purchased through participating brokers are held in the investor's account with that broker. No share certificates will be issued unless specifically requested in writing by an investor or broker-dealer.

Direct Investment

         Investors who wish to invest in Class A, Class B or Class C shares of a Fund directly, rather than through a participating broker, may do so by opening an account with the Distributor. To open an account, an investor should complete the account application. All shareholders who open direct accounts with the Distributor will receive from the Distributor individual confirmations of each purchase, redemption, dividend reinvestment, exchange or transfer of Fund shares, including the total number of Fund shares owned as of the confirmation date, except that purchases which result from the reinvestment of daily-accrued dividends and/or distributions will be confirmed once each calendar quarter. See "Distributions" in the applicable Retail Prospectus. Information regarding direct investment or any other features or plans offered by the Trusts may be obtained by calling the Distributor at 1-800-426-0107 or by calling your broker.

Purchase by Mail

         Investors who wish to invest directly may send a check payable to PIMCO Funds Distributors LLC, along with a completed application form to:

         PIMCO Funds Distributors LLC
         P.O. Box 9688
         Providence, RI  02940-0926

         Purchases are accepted subject to collection of checks at full value and conversion into federal funds. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within two business days after receipt of the check. Checks drawn on a non-member bank may take up to 15 days to convert into federal funds. In all cases, the purchase price is based on the net asset value next determined after the purchase order and check are accepted, even though the check may not yet have been converted into federal funds.

Subsequent Purchases of Shares

         Subsequent purchases of Class A, Class B or Class C shares can be made as indicated above by mailing a check with a letter describing the investment or with the additional investment portion of a confirmation statement. Except for subsequent purchases through the PIMCO Funds Auto-Invest plan, the PIMCO Funds Auto-Exchange plan, tax-qualified programs and PIMCO Funds Fund Link referred to below, and except during periods when an Automatic Withdrawal Plan is in effect, the minimum subsequent purchase is $100 in any Fund. All payments should be made payable to PIMCO Funds Distributors LLC and should clearly indicate the shareholder's account number. Checks should be mailed to the address above under "Purchase by Mail."

Tax-Qualified Retirement Plans

         The Distributor makes available retirement plan services and documents for Individual Retirement Accounts (IRAs), including Roth IRAs, for which Boston Safe Deposit & Trust Company serves as trustee and for IRA Accounts established with Form 5305-SIMPLE under the Internal Revenue Code of 1986, as amended (the "Code"). These accounts include Simplified Employee Pension Plan (SEP) and Salary Reduction Simplified Employee Pension Plan (SAR/SEP) IRA and SIMPLE IRA accounts and prototype documents. In addition, prototype documents are available for establishing 403(b)(7) custodial accounts with Boston Safe Deposit & Trust Company as custodian. This type of plan is available to employees of certain non-profit organizations.

The minimum initial investmentfor all tax-qualified plans (except for employer-sponsored plans, SIMPLE IRAs, SEPs and SAR/SEPs) is $1,000 per Fund and the minimum subsequent investment is $100. The minimum initial investment for employer-sponsored plans, SIMPLE IRAs, SEPs and SAR/SEPs and the minimum subsequent investment per Fund for all such plans is $50.

PIMCO Funds Auto-Invest

         The PIMCO Funds Auto-Invest plan provides for periodic investments into the shareholder's account with the Trust by means of automatic transfers of a designated amount from the shareholder's bank account. The minimum investment for eligibility in the PIMCO Funds Auto-Invest plan is $1,000 per Fund. Investments may be made monthly or quarterly, and may be in any amount subject to a minimum of $50 per month for each Fund in which shares are purchased through the plan. Further information regarding the PIMCO Funds Auto-Invest plan is available from the Distributor or participating brokers. You may enroll by completing the appropriate section on the account application, or you may obtain an Auto-Invest application by calling the Distributor or your broker.

Registered Representatives' Investments

        Current registered representatives and other full-time employees of participating brokers or such persons' spouses or trusts or custodial accounts for their minor children may purchase Class A shares at net asset value without a sales charge. The minimum initial investment in each case in $500 per Fund and the minimum subsequent investment is $50.

PIMCO Funds Auto-Exchange

         The PIMCO Funds Auto-Exchange plan establishes regular, periodic exchanges from one Fund account to another Fund account. The plan provides for regular investments into a shareholder's account in a specific Fund by means of automatic exchanges of a designated amount from another Fund account of the same class of shares and with identical account registration.

         Exchanges may be made monthly or quarterly, and may be in any amount subject to a minimum of $1,000 to open a new Fund account and of $50 for any existing Fund account for which shares are purchased through the plan.

         Further information regarding the PIMCO Funds Auto-Exchange plan is available from the Distributor at 1-800-426-0107 or participating brokers. You may enroll by completing an application which may be obtained from the Distributor or by telephone request at 1-800-426-0107. For more information on exchanges, see "Exchange Privilege."

PIMCO Funds Fund Link

         PIMCO Funds Fund Link ("Fund Link") connects your Fund account(s) with a bank account. Fund Link may be used for subsequent purchases and for redemptions and other transactions described under "How to Redeem." Purchase transactions are effected by electronic funds transfers from the shareholder's account at a U.S. bank or other financial institution that is an Automated Clearing House ("ACH") member. Investors may use Fund Link to make subsequent purchases of shares in any amount greater than $50 to $10,000. To initiate such purchases, call 1-800-426-0107. All such calls will be recorded. Fund Link is normally established within 45 days of receipt of a Fund Link application by PFPC, Inc. (the "Transfer Agent"), the Funds' transfer agent for Class A, B and C shares. The minimum investment by Fund Link is $50 per Fund. Shares will be purchased on the regular business day the Distributor receives the funds through the ACH system, provided the funds are received before the close of regular trading on the New York Stock Exchange. If the funds are received after the close of regular trading, the shares will be purchased on the next regular business day.

         Fund Link privileges must be requested on the account application. To establish Fund Link on an existing account, complete a Fund Link application, which is available from the Distributor or your broker, with signatures guaranteed from all shareholders of record for the account. See "Signature Guarantee" below. Such privileges apply to each shareholder of record for the account unless and until the Distributor receives written instructions from a shareholder of record canceling such privileges. Changes of bank account information must be made by completing a new Fund Link application signed by all owners of record of the account, with all signatures guaranteed. The Distributor, the Transfer Agent and the Fund may rely on any telephone instructions believed to be genuine and will not be responsible to shareholders for any damage, loss or expenses arising out of such instructions. The Fund reserves the right to amend, suspend or discontinue Fund Link privileges at any time without prior notice. Fund Link does not apply to shares held in broker "street name" accounts.

Signature Guarantee

         When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations and clearing agencies (each an "Eligible Guarantor Institution"). The Distributor reserves the right to reject any signature guarantee pursuant to its written signature guarantee standards or procedures, which permit it to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines or other requirements, satisfy such written standards or procedures.

         Beginning January 1, 2001, when a signature guarantee is called for, a "medallion" signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer

Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount.

         The Distributor reserves the right to modify its signature guarantee standards at any time. The Funds may change the signature guarantee requirements from time to time upon notice to shareholders, which may, but is not required to, be given by means of a new or supplemented Retail Prospectus or a new or supplemented Guide. Shareholders should contact the Distributor for additional details regarding the Funds' signature guarantee requirements.

Account Registration Changes

         Changes in registration or account privileges may be made in writing to the Transfer Agent. Signature guarantees may be required. See "Signature Guarantee" above. All correspondence must include the account number and must be sent to:

         PIMCO Funds Distributors LLC
         P.O. Box 9688
         Providence, RI  02940-0926

Small Account Fee

         Because of the disproportionately high costs of servicing accounts with low balances, a fee at an annual rate of $16 (paid to the applicable Fund's administrator) will automatically be deducted from direct Fund accounts with balances falling below a minimum level. The valuation of Fund accounts and the deduction are expected to take place during the last five business days of each calendar quarter. The fee will be deducted in quarterly installments from Fund accounts with balances below $2,500, except for Uniform Gift to Minors, IRA, Roth IRA and Auto-Invest accounts, for which the limit is $1,000. The fee also applies to employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs and SAR/SEPs. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) No fee will be charged on any Fund account of a shareholder if the aggregate value of all of the shareholder's Fund accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. No small account fee will be charged to employee and employee-related accounts of PIMCO Advisors and/or, in the discretion of PIMCO Advisors, its affiliates.

Minimum Account Size

         Due to the relatively high cost to the Funds of maintaining small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the amount necessary to open the type of account involved. If your balance for any Fund is below such minimum for three months or longer, the applicable Fund's administrator shall have the right (except in the case of employer-sponsored retirement accounts) to close that Fund account after giving you 60 days in which to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to market decline in the value of your Fund shares or if the aggregate value of all your accounts in PIMCO Funds exceeds $50,000.


Alternative Purchase Arrangements

         The Funds offer investors Class A, Class B and Class C shares in the applicable Retail Prospectus. Class A, B and C shares bear sales charges in different forms and amounts and bear different levels of expenses, as described below. Through separate prospectuses, certain of the Funds currently offer up to three additional classes of shares in the United States: Class D, Institutional Class and Administrative Class shares. Class D shares are offered through financial intermediaries. Institutional Class shares are offered to pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and other high net worth individuals. Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries. Class D, Institutional Class and Administrative Class shares are sold without a sales charge and have different expenses than Class A, Class B and Class C shares. As a result of lower sales charges and/or operating expenses, Class D, Institutional Class and Administrative Class shares are generally expected to achieve higher investment returns than Class A, Class B or Class C shares. Certain Funds also offer up to two additional classes of shares that are offered only to non-U.S. investors outside the United States: Class J and Class K shares. To obtain more information about the other classes of shares, please call the applicable Trust at 1-800-927-4648 (for Institutional and Administrative Class shares) or the Distributor at 1-888-87-PIMCO (for Class D shares).

         The alternative purchase arrangements described in this Guide are designed to enable a retail investor to choose the method of purchasing Fund shares that is most beneficial to the investor based on all factors to be considered, including the amount and intended length of the investment, the particular Fund and whether the investor intends to exchange shares for shares of other Funds. Generally, when making an investment decision, investors should consider the anticipated life of an intended investment in the Funds, the accumulated distribution and servicing fees plus CDSCs on Class B or Class C shares, the initial sales charge plus accumulated servicing fees on Class A shares (plus a CDSC in certain circumstances), the possibility that the anticipated higher return on Class A shares due to the lower ongoing charges will offset the initial sales charge paid on such shares, the automatic conversion of Class B shares to Class A shares and the difference in the CDSCs applicable to Class A, Class B and Class C shares.

Class A The initial sales charge alternative (Class A) might be preferred by investors purchasing shares of sufficient aggregate value to qualify for reductions in the initial sales charge applicable to such shares. Similar reductions are not available on the contingent deferred sales charge alternative (Class B) or the asset based sales charge alternative (Class C). Class A shares are subject to a servicing fee but are not subject to a distribution fee and, accordingly, such shares are expected to pay correspondingly higher dividends on a per share basis. However, because initial sales charges are deducted at the time of purchase, not all of the purchase payment for Class A shares is invested initially. Class B and Class C shares might be preferable to investors who wish to have all purchase payments invested initially, although remaining subject to higher distribution and servicing fees and, for certain periods, being subject to a CDSC. An investor who qualifies for an elimination of the Class A initial sales charge should also consider whether he or she anticipates redeeming shares in a time period which will subject such shares to a CDSC as described below. See "Initial Sales Charge Alternative--Class A Shares--Class A Deferred Sales Charge" below.

Class B Class B shares might be preferred by investors who intend to invest in the Funds for longer periods and who do not intend to purchase shares of sufficient aggregate value to qualify for sales charge reductions applicable to Class A shares. Both Class B and Class C shares can be purchased at net asset value without an initial sales charge. However, unlike Class C shares, Class B shares convert into Class A shares after the shares have been held for seven years. After the conversion takes place, the shares will no longer be subject to a CDSC, and will be subject to the servicing fees charged for Class A shares which are lower than the distribution and servicing fees charged on either Class B or Class C shares. See "Deferred Sales Charge Alternative--Class B Shares" below. Class B shares are not available for purchase by employer sponsored retirement plans.

Class C Class C shares might be preferred by investors who intend to purchase shares which are not of sufficient aggregate value to qualify for Class A sales charges of 1% or less and who wish to have all purchase payments invested initially. Class C shares are preferable to Class B shares for investors who intend to maintain their investment for intermediate periods and therefore may also be preferable for investors who are unsure of the intended length of their investment. Unlike Class B shares, Class C shares are not subject to a CDSC after they have been held for one year and are subject to only a 1% CDSC during the first year. However, because Class C shares do not convert into Class A shares, Class B shares are preferable to

Class C shares for investors who intend to maintain their investment in the Funds for long periods. See "Asset Based Sales Charge Alternative--Class C Shares" below.

         In determining which class of shares to purchase, an investor should always consider whether any waiver or reduction of a sales charge or a CDSC is available. See generally "Initial Sales Charge Alternative--Class A Shares" and "Waiver of Contingent Deferred Sales Charges" below.

         The maximum single purchase of Class B shares of a Fund is $249,999. The maximum single purchase of Class C shares of a Fund is $999,999. The Funds may refuse any order to purchase shares.

         For a description of the Distribution and Servicing Plans and distribution and servicing fees payable thereunder with respect to Class A, Class B and Class C shares, see "Distributor and Distribution and Servicing Plans" below.

Waiver of Contingent Deferred Sales Charges The CDSC applicable to Class A and Class C shares is currently waived for (i) any partial or complete redemption in connection with (a) required minimum distributions to IRA account owners or beneficiaries who are age 70 1/2 or older or (b) distributions to participants in employer-sponsored retirement plans upon attaining age 59 1/2 or on account of death or disability; (ii) any partial or complete redemption in connection with a qualifying loan or hardship withdrawal from an employer sponsored retirement plan; (iii) any complete redemption in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer's plan and the transfer to another employer's plan or to an IRA (with the exception of a Roth IRA); (iv) any partial or complete redemption following death or disability (as defined in the Internal Revenue Code) of a shareholder (including one who owns the shares as joint tenant with his or her spouse) from an account in which the deceased or disabled is named, provided the redemption is requested within one year of the death or initial determination of disability; (v) any redemption resulting from a return of an excess contribution to a qualified employer retirement plan or an IRA (with the exception of a Roth IRA); (vi) up to 10% per year of the value of a Fund account which (a) has the value of at least $10,000 at the start of such year and (b) is subject to an Automatic Withdrawal Plan; (vii) redemptions by Trustees, officers and employees of either Trust, and by directors, officers and employees of the Distributor, PIMCO Advisors or Pacific Investment Management Company; (viii) redemptions effected pursuant to a Fund's right to involuntarily redeem a shareholder's Fund account if the aggregate net asset value of shares held in such shareholder's account is less than a minimum account size specified in such Fund's prospectus; (ix) involuntary redemptions caused by operation of law; (x) redemptions of shares of any Fund that is combined with another Fund, investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction; (xi) redemptions by a shareholder who is a participant making periodic purchases of not less than $50 through certain employer sponsored savings plans that are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases; (xii) redemptions effected by trustees or other fiduciaries who have purchased shares for employer-sponsored plans, the trustee, administrator, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor with respect to such purchases; (xiii) redemptions in connection with IRA accounts established with Form 5305-SIMPLE under the Code for which the Trust is the designated financial institution;
(xiv) a redemption by a holder of Class A shares who purchased $1,000,000 or more of Class A shares (and therefore did not pay a sales charge) where the participating broker or dealer involved in the sale of such shares waived the commission it would normally receive from the Distributor pursuant to an agreement with the Distributor; or (xv) a redemption by a holder of Class A shares where the participating broker or dealer involved in the purchase of such shares waived the commission it normally would receive from the Distributor in connection with such purchase pursuant to an agreement with the Distributor.


         The CDSC applicable to Class B shares is currently waived for any partial or complete redemption in each of the following cases: (a) in connection with required minimum distributions to IRA account owners or to plan participants or beneficiaries who are age 70 1/2 or older; (b) involuntary redemptions caused by operation of law; (c) redemption of shares of any Fund that is combined with another Fund, investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction; (d) following death or disability (as defined in the Code) of a shareholder (including one who owns the shares as joint tenant with his or her spouse) from an account in which the deceased or disabled is named, provided the redemption is requested within one year of the death or initial determination of disability; and (e) up to 10% per year of the value of a Fund account which (i) has a value of at least $10,000 at the start of such year and (ii) is subject to an Automatic Withdrawal Plan. See "How to Redeem--Automatic Withdrawal Plan."

         The Distributor may require documentation prior to waiver of the CDSC for any class, including distribution letters, certification by plan administrators, applicable tax forms, death certificates, physicians' certificates, etc.

Initial Sales Charge Alternative--Class A Shares

         Class A shares are sold at a public offering price equal to their net asset value per share plus a sales charge, as set forth below. As indicated below under "Class A Deferred Sales Charge," certain investors that purchase $1,000,000 or more of any Fund's Class A shares (and thus pay no initial sales charge) may be subject to a 1% CDSC if they redeem such shares during the first 18 months after their purchase.

                     Initial Sales Charge -- Class A Shares

Growth, Select Growth, Target, Opportunity, Capital Appreciation, Mid-Cap, Growth & Income,* Equity Income, Renaissance, Value, Small-Cap Value, Tax-Efficient Equity, International, Innovation and Global Innovation Funds, and PIMCO Funds Asset Allocation Series -- 90/10 and 40/60 Portfolios


--------------------------------------------------------------------------------------------------------------
Amount of Purchase           Sales Charge as % of Net   Sales Charge as % of      Discount or Commission to
                             Amount Invested            Public Offering Price     dealers as % of Public
                                                                                  Offering Price
--------------------------------------------------------------------------------------------------------------
$0 - $49,999                 5.82%                      5.50%                     4.75%
--------------------------------------------------------------------------------------------------------------
$50,000 - $99,999            4.71%                      4.50%                     4.00%
--------------------------------------------------------------------------------------------------------------
$100,000 - 249,999           3.63%                      3.50%                     3.00%
--------------------------------------------------------------------------------------------------------------
$250,000 - $499,999          2.56%                      2.50%                     2.00%
--------------------------------------------------------------------------------------------------------------
$500,000 - $999,999          2.04%                      2.00%                     1.75%
--------------------------------------------------------------------------------------------------------------
$1,000,000 +                 0.00%(1)                   0.00%(1)                  0.75%(2)
--------------------------------------------------------------------------------------------------------------

* Class A, B and C shares of the Growth & Income Fund will not be available for purchase prior to August 7, 2000.

PIMCO Funds Asset Allocation Series -- 30/70 Portfolio


--------------------------------------------------------------------------------------------------------------
Amount of Purchase           Sales Charge as % of Net   Sales Charge as % of      Discount or Commission to
                             Amount Invested            Public Offering Price     dealers as % of Public
                                                                                  Offering Price
--------------------------------------------------------------------------------------------------------------
$0 - $49,999                 4.71%                      4.50%                     4.00%
--------------------------------------------------------------------------------------------------------------
$50,000 - $99,999            4.17%                      4.00%                     3.50%
--------------------------------------------------------------------------------------------------------------
$100,000 - 249,999           3.63%                      3.50%                     3.00%
--------------------------------------------------------------------------------------------------------------
$250,000 - $499,999          2.56%                      2.50%                     2.00%
--------------------------------------------------------------------------------------------------------------
$500,000 - $999,999          2.04%                      2.00%                     1.75%
--------------------------------------------------------------------------------------------------------------
$1,000,000 +                 0.00%(1)                   0.00%(1)                  0.50%(2)
--------------------------------------------------------------------------------------------------------------

Total Return, Total Return Mortgage, High Yield, Long-Term U.S. Government, Global Bond II, Foreign Bond, Emerging Markets Bond, Strategic Balanced and Convertible Funds


--------------------------------------------------------------------------------------------------------------
Amount of Purchase           Sales Charge as % of Net   Sales Charge as % of      Discount or Commission to
                             Amount Invested            Public Offering Price     dealers as % of Public
                                                                                  Offering Price
--------------------------------------------------------------------------------------------------------------
$0 - $49,999                 4.71%                      4.50%                     4.00%
--------------------------------------------------------------------------------------------------------------
$50,000 - $99,999            4.17%                      4.00%                     3.50%
--------------------------------------------------------------------------------------------------------------
$100,000 - $249,999          3.63%                      3.50%                     3.00%
--------------------------------------------------------------------------------------------------------------
$250,000 - $499,999          2.56%                      2.50%                     2.00%
--------------------------------------------------------------------------------------------------------------
$500,000 - $999,999          2.04%                      2.00%                     1.75%
--------------------------------------------------------------------------------------------------------------
$1,000,000+                  0.00%(1)                   0.00%(1)                  0.50%(3)
--------------------------------------------------------------------------------------------------------------


Low Duration, Real Return Bond, Municipal Bond and StocksPLUS Funds


--------------------------------------------------------------------------------------------------------------
Amount of Purchase           Sales Charge as % of Net   Sales Charge as % of      Discount or Commission to
                             Amount Invested            Public Offering Price     dealers as % of Public
                                                                                  Offering Price
--------------------------------------------------------------------------------------------------------------
$0 - $49,999                 3.09%                      3.00%                     2.50%
--------------------------------------------------------------------------------------------------------------
$50,000 - $99,999            2.56%                      2.50%                     2.00%
--------------------------------------------------------------------------------------------------------------
$100,000 - $249,999          2.04%                      2.00%                     1.75%
--------------------------------------------------------------------------------------------------------------
$250,000 - $499,999          1.52%                      1.50%                     1.25%
--------------------------------------------------------------------------------------------------------------
$500,000 - $999,999          1.27%                      1.25%                     1.00%
--------------------------------------------------------------------------------------------------------------
$1,000,000+                  0.00%(1)                   0.00%(1)                  0.50%(3)
--------------------------------------------------------------------------------------------------------------

Short-Term Fund


--------------------------------------------------------------------------------------------------------------
Amount of Purchase           Sales Charge as % of Net   Sales Charge as % of      Discount or Commission to
                             Amount Invested            Public Offering Price     dealers as % of Public
                                                                                  Offering Price
--------------------------------------------------------------------------------------------------------------
$0 - $49,999                 2.04%                      2.00%                     1.75%
--------------------------------------------------------------------------------------------------------------
$50,000 - $99,999            1.78%                      1.75%                     1.50%
--------------------------------------------------------------------------------------------------------------
$100,000 - $249,999          1.52%                      1.50%                     1.25%
--------------------------------------------------------------------------------------------------------------
$250,000+                    0.00%(1)                   0.00%(1)                  0.25%(3)
--------------------------------------------------------------------------------------------------------------

California Municipal Bond, California Intermediate Municipal Bond and New York Municipal Bond Funds


--------------------------------------------------------------------------------------------------------------
Amount of Purchase           Sales Charge as % of Net   Sales Charge as % of      Discount or Commission to
                             Amount Invested            Public Offering Price     dealers as % of Public
                                                                                  Offering Price
--------------------------------------------------------------------------------------------------------------
$0 - $49,999                 3.09%                      3.00%                     2.75%
--------------------------------------------------------------------------------------------------------------
$50,000 - $99,999            2.04%                      2.00%                     1.75%
--------------------------------------------------------------------------------------------------------------
$100,000 - $249,999          2.01%                      1.00%                     0.90%
--------------------------------------------------------------------------------------------------------------
$250,000+                    0.00%(1)                   0.00%(1)                  0.25%(4)
--------------------------------------------------------------------------------------------------------------


1. As shown, investors that purchase more than $1,000,000 of any Fund's Class A shares ($250,000 in the case of the Short-Term Fund) will not pay any initial sales charge on such purchase. However, except with regard to purchases of Class A shares of the Money Market, California Municipal Bond, California Intermediate Municipal Bond and New York Municipal Bond Funds, purchasers of $1,000,000 or more ($250,000 in the case of the Short-Term
     Fund) of Class A shares (other than those purchasers described below under "Sales at Net Asset Value" where no commission is paid) will be subject to a CDSC of 1% if such shares are redeemed during the first 18 months after such shares are purchased unless such purchaser is eligible for a waiver of the CDSC as described under "Waiver of Contingent Deferred Sales Charges" above. See "Class A Deferred Sales Charge" below.

2. The Distributor will pay a commission to dealers who sell amounts of $1,000,000 or more of Class A shares (or who sell Class A shares at net asset value to certain employer-sponsored plans as outlined in "Sales at Net Asset Value" below) of each of these Funds and the Portfolios (except for the 30/70 Portfolio) according to the following schedule: 0.75% of the first $2,000,000, 0.50% of amounts from $2,000,001 to $5,000,000, and 0.25%
     of amounts over $5,000,000; and of the 30/70 Portfolio according to the following schedule: 0.50% of the first $2,000,000, and 0.25% of amounts over $2,000,000.

3. The Distributor will pay a commission to dealers who sell amounts of $1,000,000 ($250,000 in the case of the Short-Term Fund) or more of Class A shares (or who sell Class A shares at net asset value to certain employer-sponsored plans as outlined in "Sales at Net Asset Value") of each of these Funds except for the Money Market Fund (for which no payment is made) and the Short-Term and Short Duration Municipal Income Funds, according to the following schedule: 0.50% of the first $2,000,000 and 0.25% of amounts over $2,000,000; and 0.25% of sales of Class A shares of the Short-Term and Short Duration Municipal Income Funds in excess of $250,000.

4. The Distributor will pay a commission to dealers who sell $250,000 or more of Class A shares of the California Municipal Bond, California Intermediate Municipal Bond and New York Municipal Bond Funds at an annual rate of 0.25%, to be paid in quarterly installments.

     Each Fund receives the entire net asset value of its Class A shares purchased by investors. The Distributor receives the sales charge shown above less any applicable discount or commission "reallowed" to participating brokers in the amounts indicated in the table above. The Distributor may, however, elect to reallow the entire sales charge to participating brokers for all sales with respect to which orders are placed with the Distributor for any particular

Fund during a particular period. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to 0.50% of the purchase price on sales of Class A shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor. From time to time, the Distributor, its parent and/or its affiliates may make additional payments to one or more participating brokers based upon factors such as the level of sales or the length of time clients' assets have remained in the Trust.

         Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.

         Under the circumstances described below, investors may be entitled to pay reduced sales charges for Class A shares.

Combined Purchase Privilege Investors may qualify for a reduced sales charge by combining purchases of the Class A shares of one or more Funds which offer Class A shares (together, "eligible PIMCO Funds") into a "single purchase," if the resulting purchase totals at least $50,000. The term single purchase refers to:

         (i) a single purchase by an individual, or concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing Class A shares of the eligible PIMCO Funds for his, her or their own account;

         (ii) single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or fiduciary account although more than one beneficiary is involved; or

         (iii) a single purchase for the employee benefit plans of a single employer.

         For further information, call the Distributor at 1-800-426-0107 or your broker.

Cumulative Quantity Discount (Right of Accumulation) A purchase of additional Class A shares of any eligible PIMCO Fund may qualify for a Cumulative Quantity Discount at the rate applicable to the discount bracket obtained by adding:

         (i)      the investor's current purchase;

         (ii) the value (at the close of business on the day of the current purchase) of all Class A shares of any eligible PIMCO Fund held by the investor computed at the maximum offering price; and

         (iii) the value of all shares described in paragraph (ii) owned by another shareholder eligible to be combined with the investor's purchase into a "single purchase" as defined above under "Combined Purchase Privilege."

         For example, if you owned Class A shares of the Equity Income Fund worth $25,000 at the current maximum offering price and wished to purchase Class A shares of the Growth Fund worth an additional $30,000, the sales charge for the $30,000 purchase would be at the 4.50% rate applicable to a single $55,000 purchase of shares of the Growth Fund, rather than the 5.50% rate.

Letter of Intent An investor may also obtain a reduced sales charge by means of a written Letter of Intent, which expresses an intention to invest not less than $50,000 within a period of 13 months in Class A shares of any eligible PIMCO Fund(s) other than the Money Market Fund. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Letter. At the investor's option, a Letter of Intent may include purchases of Class A shares of any eligible PIMCO Fund (other than the Money Market Fund) made not more than 90 days prior to the date the Letter of Intent is signed; however, the 13-month period during which the Letter is in effect will begin on the date of the earliest purchase to be included and the sales charge on any purchases prior to the Letter will not be adjusted.

         Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the eligible PIMCO Funds under a single Letter of Intent. For example, if at the time you sign a Letter of Intent to invest at least $100,000 in Class A shares of any Fund (other than the Money Market Fund), you and your spouse each purchase Class A shares of the Growth Fund worth $30,000 (for a total of $60,000), it will only be necessary to invest a total of $40,000 during the following 13 months in Class A shares of any of the Funds (other than the Money Market Fund) to qualify for the 3.50% sales charge on the total amount being invested (the sales charge applicable to an investment of $100,000 in any of the Funds other than the Money Market, Short-Term, Low Duration, Real Return Bond, Short Duration Municipal Income, Municipal Bond, California Municipal Bond, California Intermediate Municipal Bond, New York Municipal Bond and StocksPLUS Funds).

         A Letter of Intent is not a binding obligation to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charge applicable to the shares actually purchased in the event the full intended amount is not purchased. If the full amount indicated is not purchased, a sufficient amount of such escrowed shares will be involuntarily redeemed to pay the additional sales charge applicable to the amount actually purchased, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional eligible PIMCO Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released.


         If you wish to enter into a Letter of Intent in conjunction with your initial investment in Class A shares of a Fund, you should complete the appropriate portion of the account application. If you are a current Class A shareholder desiring to do so you may obtain a form of Letter of Intent by contacting the Distributor at 1-800-426-0107 or any broker participating in this program.

Reinstatement Privilege A Class A shareholder who has caused any or all of his shares (other than the Money Market Fund shares that were not acquired by exchanging Class A shares of another Fund) to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any eligible PIMCO Fund at net asset value without any sales charge, provided that such reinvestment is made within 120 calendar days after the redemption or repurchase date. Shares are sold to a reinvesting shareholder at the net asset value next determined. See "How Net Asset Value is Determined" in the applicable Retail Prospectus. A reinstatement pursuant to this privilege will not cancel the redemption transaction and, consequently, any gain or loss so realized may be recognized for federal tax purposes except that no loss may be recognized to the extent that the proceeds are reinvested in shares of the same Fund within 30 days. The reinstatement privilege may be utilized by a shareholder only once, irrespective of the number of shares redeemed, except that the privilege may be utilized without limit in connection with transactions whose sole purpose is to transfer a shareholder's interest in a Fund to his Individual Retirement Account or other qualified retirement plan account. An investor may exercise the reinstatement privilege by written request sent to the Distributor or to the investor's broker.

Sales at Net Asset Value Each Fund may sell its Class A shares at net asset value without a sales charge to (a) current or retired officers, trustees, directors or employees of either Trust, PIMCO Advisors, Pacific Investment Management Company or the Distributor, other affiliates of PIMCO Advisors at the discretion of PIMCO Advisors, Pacific Investment Management Company or the Distributor, a parent, brother or sister of any such officer, trustee, director or employee or a spouse or child of any of the foregoing persons, or any trust, profit sharing or pension plan for the benefit of any such person and to any other person if the Distributor anticipates that there will be minimal sales expenses associated with the sale, (b) current registered representatives and other full-time employees of participating brokers or such persons' spouses or for trust or custodial accounts for their minor children, (c) trustees or other fiduciaries purchasing shares for certain plans sponsored by employers, professional organizations or associations or charitable organizations, the trustee, administrator, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor, PIMCO Advisors or Pacific Investment Management Company with respect to such purchases (including provisions related to minimum levels of investment in the Trust), and to participants in such plans and their spouses purchasing for their account(s) or IRAs

(with the exception of Roth IRAs), (d) participants investing through accounts known as "wrap accounts" established with brokers or dealers approved by the Distributor where such brokers or dealers are paid a single, inclusive fee for brokerage and investment management services, (e) client accounts of broker-dealers or registered investment advisers affiliated with such broker-dealers with which the Distributor, PIMCO Advisors or Pacific Investment Management Company has an agreement for the use of a Fund in particular investment products or programs, (f) accounts for which certain trust companies that may be affiliated with the Trust or the Fund's Adviser serves as trustee or custodian, and (g) investors who are investing the proceeds from a redemption of shares of another open-end investment company (mutual fund) on which the investor paid an initial sales charge, but only to the extent of such proceeds and only if such redemption is made within 60 days of such redemption. As described above, the Distributor will only pay service fees and will not pay any initial commission or other fees to dealers upon the sale of Class A shares to the purchasers described in this paragraph except for sales to purchasers described under (c) in this paragraph.

Notification of Distributor An investor or participating broker must notify the Distributor whenever a quantity discount or reduced sales charge is applicable to a purchase and must provide the Distributor with sufficient information at the time of purchase to verify that each purchase qualifies for the privilege or discount. Upon such notification, the investor will receive the lowest applicable sales charge. The quantity discounts described above may be modified or terminated at any time.

Class A Deferred Sales Charge For all Funds, except the Money Market, California Municipal Bond, California Intermediate Municipal Bond and New York Municipal Bond Funds, investors who purchase $1,000,000 ($250,000 in the case of the Short-Term Fund) or more of Class A shares (and, thus, purchase such shares without any initial sales charge) may be subject to a 1% CDSC (the "Class A CDSC") if such shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply to investors purchasing $1,000,000 ($250,000 in the case of the Short-Term and Short Duration Municipal Income Funds) or more of any Fund's Class A shares if such investors are otherwise eligible to purchase Class A shares without any sales charge because they are described under "Sales at Net Asset Value" above.

         For purchases subject to the Class A CDSC, a 1% CDSC will apply for any redemption of such Class A shares that occurs within 18 months of their purchase. No CDSC will be imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. In determining whether a CDSC is payable, it is assumed that Class A shares acquired through the reinvestment of dividends and distributions are redeemed first, and thereafter that Class A shares that have been held by an investor for the longest period of time are redeemed first.

         The Class A CDSC does not apply to Class A shares of the Money Market, California Municipal Bond, California Intermediate Municipal Bond and New York Municipal Bond

Funds but, if Class A shares of these Funds are purchased in a transaction that, for any other Fund, would be subject to the CDSC (i.e., a purchase of $1,000,000 ($250,000 in the case of the Short-Term and Short Duration Municipal Income Funds) or more) and are subsequently exchanged for Class A shares of any other Fund, a Class A CDSC will apply to the shares of the Fund(s) acquired by exchange for a period of 18 months from the date of the exchange.

         The Class A CDSC is currently waived in connection with certain redemptions as described above under "Alternative Purchase Arrangements--Waiver of Contingent Deferred Sales Charges." For more information about the Class A CDSC, call the Distributor at 1-800-426-0107.

Participating Brokers Investment dealers and other financial intermediaries provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services and may independently establish and charge transaction fees and/or other additional amounts to their clients for such services, which charges would reduce clients' return. Firms also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Trust's transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their broker. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. This Guide and the Retail Prospectuses should be read in connection with such firms' material regarding their fees and services.

Deferred Sales Charge Alternative--Class B Shares

         Class B shares are sold at their current net asset value without any initial sales charge. The full amount of an investor's purchase payment will be invested in shares of the Fund(s) selected. A CDSC will be imposed on Class B shares if an investor redeems an amount which causes the current value of the investor's account for a Fund to fall below the total dollar amount of purchase payments subject to the CDSC, except that no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC.

         Class B shares of the Short-Term Fund and the Money Market Fund are not offered for initial purchase but may be obtained through exchanges of Class B shares of other Funds. See

"Exchange Privilege" below. Class B shares are not available for purchase by employer sponsored retirement plans.

         Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed. Purchases are subject to the CDSC according to the following schedule:


         Years Since Purchase                        Percentage Contingent
         Payment was Made                            Deferred Sales Charge
         ----------------                            ---------------------

         First                                                5
         Second                                      4
         Third                                                3
         Fourth                                      3
         Fifth                                                2
         Sixth                                                1
         Seventh                                              0*


         * After the seventh year, Class B shares convert into Class A shares as described below.

         In determining whether a CDSC is payable, it is assumed that the purchase payment from which a redemption is made is the earliest purchase payment from which a redemption or exchange has not already been fully effected.

         The following example will illustrate the operation of the Class B
CDSC:

         Assume that an individual opens a Fund account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor's account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund account ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000 from that Fund account, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

         In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all Class B shares in the shareholder's account for the particular Fund are aggregated, and the current value of all such shares is aggregated. Any CDSC imposed on a redemption of Class B shares is paid to the Distributor.

         Class B shares are subject to higher distribution fees than Class A shares for a fixed period after their purchase, after which they automatically convert to Class A shares and are no longer subject to such higher distribution fees. Class B shares of each Fund automatically convert into Class A shares after they have been held for seven years.

         For sales of Class B shares made and services rendered to Class B shareholders, the Distributor intends to make payments to participating brokers, at the time a shareholder purchases Class B shares, of 4.00% of the purchase amount for each of the Funds. During such periods as may from time to time be designated by the Distributor, the Distributor will pay selected participating brokers an additional amount of up to .50% of the purchase price on sales of Class B shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

         The Class B CDSC is currently waived in connection with certain redemptions as described above under "Alternative Purchase Arrangements --Waiver of Contingent Deferred Sales Charges." For more information about the Class B CDSC, call the Distributor at 1-800-426-0107.

Asset Based Sales Charge Alternative--Class C Shares

         Class C shares are sold at their current net asset value without any initial sales charge. A CDSC is imposed on Class C shares if an investor redeems an amount which causes the current value of the investor's account for a Fund to fall below the total dollar amount of purchase payments subject to the CDSC, except that no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. All of an investor's purchase payments are invested in shares of the Fund(s) selected.

         Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed. Purchases are subject to the CDSC according to the following schedule:

         Years Since Purchase                        Percentage Contingent
         Payment was Made                            Deferred Sales Charge
         ----------------                            ---------------------

         First                                                1
         Thereafter                                           0

         In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment (from which a redemption or exchange has not already been effected).


         The following example will illustrate the operation of the Class C
CDSC:

         Assume that an individual opens a Fund account and makes a purchase payment of $10,000 for Class C shares of a Fund and that six months later the value of the investor's account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund account ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000 from that Fund account, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Fund was reduced below the amount of the purchase payment). At the rate of 1%, the Class C CDSC would be $20.

         In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all Class C shares in the shareholder's account for the particular Fund are aggregated, and the current value of all such shares is aggregated. Any CDSC imposed on a redemption of Class C shares is paid to the Distributor. Unlike Class B shares, Class C shares do not automatically convert to any other class of shares of the Funds.

         Except as described below, for sales of Class C shares made and services rendered to Class C shareholders, the Distributor expects to make payments to participating brokers, at the time the shareholder purchases Class C shares, of 1.00% (representing .75% distribution fees and .25% servicing fees) of the purchase amount for all Funds, except the Money Market, Short-Term, Real Return Bond, Municipal Bond and StocksPLUS Funds. For the Low Duration, Real Return Bond, Municipal Bond and StocksPLUS Funds, the Distributor expects to make payments of .75% (representing .50% distribution fees and .25% service fees); for the Short-Term Fund, the Distributor expects to make payments of .55% (representing .30% distribution fees and .25% service fees); and for the Money Market Fund, the Distributor expects to make no payment. For sales of Class C shares made to participants making periodic purchases of not less than $50 through certain employer sponsored savings plans which are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases, no payments are made at the time of purchase. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to .50% of the purchase price on sales of Class C shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

         The Class C CDSC is currently waived in connection with certain redemptions as described above under "Alternative Purchase Arrangements--Waiver of Contingent Deferred

Sales Charges." For more information about the Class C CDSC, contact the Distributor at 1-800-426-0107.



Exchange Privilege

         Except with respect to exchanges for shares of Funds for which sales may be suspended to new investors or as provided in the applicable Retail Prospectus or in this Guide, a shareholder may exchange Class A, Class B and Class C shares of any Fund for the same Class of shares of any other Fund in an account with identical registration on the basis of their respective net asset values (except that a sales charge will apply on exchanges of Class A shares of the Money Market Fund on which no sales charge was paid at the time of purchase.) Class A shares of the Money Market Fund may be exchanged for Class A shares of any other Fund, but the usual sales charges applicable to investments in such other Fund apply on shares for which no sales charge was paid at the time of purchase. There are currently no exchange fees or charges. All exchanges are subject to the $2,500 minimum initial purchase requirement for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan. An exchange will constitute a taxable sale for federal income tax purposes.

         Investors who maintain their account with the Distributor may exchange shares by a written exchange request sent to PIMCO Funds Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926 or, unless the investor has specifically declined telephone exchange privileges on the account application or elected in writing not to utilize telephone exchanges, by a telephone request to the Distributor at 1-800-426-0107. Each Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. Each Trust will require a form of personal identification prior to acting on a caller's telephone instructions, will provide written confirmations of such transactions and will record telephone instructions. Exchange forms are available from the Distributor at 1-800-426-0107 and may be used if there will be no change in the registered name or address of the shareholder. Changes in registration information or account privileges may be made in writing to the Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926, or by use of forms which are available from the Distributor. A signature guarantee is required. See "How to Buy Shares--Signature Guarantee." Telephone exchanges may be made between 9:00 a.m., Eastern time and the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on any day the Exchange is open (generally weekdays other than normal holidays). The Trusts reserve the right to refuse exchange purchases if, in the judgment of the Fund's Adviser, the purchase would adversely affect the Fund and its shareholders. In particular, a pattern of exchanges characteristic of

"market-timing" strategies may be deemed by an Adviser to be detrimental to a Trust or a particular Fund.

         The Trusts reserve the right to refuse exchange purchases if, in the judgment of an Adviser or a Fund's sub-adviser, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by an Adviser to be detrimental to a Trust or a particular Fund. Currently, each Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund, and then exchanges back into the originally purchased Fund. The Trusts have the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trusts have no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, each reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, each Trust will give 60 days' advance notice to shareholders of any termination or material modification of the exchange privilege. For further information about exchange privileges, contact your participating broker or call the Distributor at 1-800-426-0107.

         With respect to Class B and Class C shares, or Class A shares subject to a CDSC, if less than all of an investment is exchanged out of a Fund, any portion of the investment attributable to capital appreciation and/or reinvested dividends or capital gains distributions will be exchanged first, and thereafter any portions exchanged will be from the earliest investment made in the Fund from which the exchange was made. Shareholders should take into account the effect of any exchange on the applicability of any CDSC that may be imposed upon any subsequent redemption.

         Investors may also select the PIMCO Funds Auto-Exchange plan which establishes automatic periodic exchanges. For further information on automatic exchanges see "How to Buy Shares--PIMCO Funds Auto-Exchange" above.

Exchange Limitations

         Until July 3, 2000, shareholders will not be permitted to exchange their shares of any Fund or series of the Trusts for shares of the Global Innovation Fund, although investors will be permitted to exchange their shares of the Global Innovation Fund for shares of the same class of any other Fund or series of the Trusts, subject to any restrictions on exchanges in the applicable Prospectus(es). This restriction may be changed or eliminated at any time at the discretion of the Distributor.

How to Redeem

         Class A, Class B or Class C shares may be redeemed through a participating broker, by telephone, by submitting a written redemption request directly to the Transfer Agent (for non-broker accounts), or through an Automatic Withdrawal Plan or PIMCO Funds Fund Link.

         A CDSC may apply to a redemption of Class A, Class B or Class C shares. See "Alternative Purchase Arrangements" above. Shares are redeemed at their net asset value next determined after a redemption request has been received as described below, less any applicable CDSC. There is no charge by the Distributor (other than an applicable CDSC) with respect to a redemption; however, a participating broker who processes a redemption for an investor may charge customary commissions for its services (which may vary). Dealers and other financial services firms are obligated to transmit orders promptly. Requests for redemption received by dealers or other firms prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a regular business day and received by the Distributor prior to the close of the Distributor's business day will be confirmed at the net asset value effective at the closing of the Exchange on that day, less any applicable CDSC.

         Other than an applicable CDSC, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

         Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.


Direct Redemption

         A shareholder's original account application permits the shareholder to redeem by written request and by telephone (unless the shareholder specifically elects not to utilize telephone redemptions) and to elect one or more of the additional redemption procedures described below. A shareholder may change the instructions indicated on his original account application, or may request additional redemption options, only by transmitting a written direction to the Transfer Agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

         Redemption proceeds will normally be mailed to the redeeming shareholder within seven days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer.

Written Requests

         To redeem shares in writing (whether or not represented by certificates), a shareholder must send the following items to the Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926.

(1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent's records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under "How to Buy
         Shares--Signature Guarantee";

(3) any share certificates issued for any of the shares to be redeemed (see "Certificated Shares" below); and

(4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record.

         Transfers of shares are subject to the same requirements. A signature guarantee is not required for a redemption requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account. To avoid delay in redemption or transfer, shareholders having any questions about these requirements should contact the Transfer Agent in writing or call the Distributor at 1-800-426-0107 before submitting a request. Redemption or transfer requests will not be honored until all required documents have been completed by the shareholder and received by the Transfer Agent. This redemption option does not apply to shares held in broker "street name" accounts. Shareholders whose shares are held in broker "street name" accounts must redeem through their broker.

         If the proceeds of the redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent's records or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described above, except that the Distributor may waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

Telephone Redemptions

         Each Trust accepts telephone requests for redemption of uncertificated shares, except for investors who have specifically declined telephone redemption privileges on the account application or elected in writing not to utilize telephone redemptions. The proceeds of a telephone redemption will be sent to the record shareholder at his record address. Changes in account information must be made in a written authorization with a signature guarantee. See "How to Buy Shares--Signature Guarantee." Telephone redemptions will not be accepted during the 30-day period following any change in an account's record address. This redemption option does not apply to shares held in broker "street name" accounts. Shareholders whose shares are held in broker "street name" accounts must redeem through their broker.

         By completing an account application, an investor agrees that the applicable Trust, the Distributor and the Transfer Agent shall not be liable for any loss incurred by the investor by reason of the Trust accepting unauthorized telephone redemption requests for his account if the Trust reasonably believes the instructions to be genuine. Thus, shareholders risk possible losses in the event of a telephone redemption not authorized by them. Each Trust may accept telephone redemption instructions from any person identifying himself as the owner of an account or the owner's broker where the owner has not declined in writing to utilize this service. Each Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. Each Trust will require a form of personal identification prior to acting on a caller's telephone instructions, will provide written confirmations of such transactions and will record telephone instructions.

         A shareholder making a telephone redemption should call the Distributor at 1-800-426-0107 and state (i) the name of the shareholder as it appears on the Transfer Agent's records, (ii) his account number with the Trust, (iii) the amount to be withdrawn and (iv) the name of the person requesting the redemption. Usually the proceeds are sent to the investor on the next Trust business day after the redemption is effected, provided the redemption request is received prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange that day. If the redemption request is received after the close of the New

York Stock Exchange, the redemption is effected on the following Trust business day at that day's net asset value and the proceeds are usually sent to the investor on the second following Trust business day. Each Trust reserves the right to terminate or modify the telephone redemption service at any time. During times of severe disruptions in the securities markets, the volume of calls may make it difficult to redeem by telephone, in which case a shareholder may wish to send a written request for redemption as described under "Written Requests" above. Telephone communications may be recorded by the Distributor or the Transfer Agent.

Fund Link Redemptions

         If a shareholder has established Fund Link, the shareholder may redeem shares by telephone and have the redemption proceeds sent to a designated account at a financial institution. Fund Link is normally established within 45 days of receipt of a Fund Link application by the Transfer Agent. To use Fund Link for redemptions, call the Distributor at 1-800-426-0107. Subject to the limitations set forth above under "Telephone Redemptions," the Distributor, a Trust and the Transfer Agent may rely on instructions by any registered owner believed to be genuine and will not be responsible to any shareholder for any loss, damage or expense arising out of such instructions. Requests received by the Transfer Agent prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a business day will be processed at the net asset value on that day and the proceeds (less any CDSC) will normally be sent to the designated bank account on the following business day and received by the bank on the second or third business day. If the redemption request is received after the close of regular trading on the New York Stock Exchange, the redemption is effected on the following business day. Shares purchased by check may not be redeemed through Fund Link until such shares have been owned (i.e., paid for) for at least 15 days. Fund Link may not be used to redeem shares held in certificated form.

         Changes in bank account information must be made by completing a new Fund Link application, signed by all owners of record of the account, with all signatures guaranteed. See "How to Buy Shares--Signature Guarantee." See "How to Buy Shares--PIMCO Funds Fund Link" for information on establishing the Fund Link privilege. Either Trust may terminate the Fund Link program at any time without notice to its shareholders. This redemption option does not apply to shares held in broker "street name" accounts. Shareholders whose shares are held in broker "street name" accounts must redeem through their broker.

PIMCO Funds Automated Telephone System

         PIMCO Funds Automated Telephone System ("ATS") is an automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone telephone. ATS may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN) by calling the special ATS number: 1-800-223-2413.

Purchasing Shares. You may purchase shares in amounts up to $100,000 by telephone by calling 1-800-223-2413. You must have established ATS privileges to link your bank account with the Fund to pay for these purchases.

Exchanging Shares. With the PIMCO Funds Exchange Privilege, you can exchange shares automatically by telephone from your Fund Link Account to another PIMCO Funds account you have already established by calling 1-800-223-2413. Please refer to "Exchange Privilege" for details.

Redemptions. You may redeem shares by telephone automatically by calling 1-800-223-2413 and the Fund will send the proceeds directly to your Fund bank account. Please refer to "How to Redeem" for details.

Expedited Wire Transfer Redemptions

         If a shareholder has given authorization for expedited wire redemption, shares can be redeemed and the proceeds sent by federal wire transfer to a single previously designated bank account. Requests received by a Trust prior to the close of the New York Stock Exchange will result in shares being redeemed that day at the next determined net asset value (less any CDSC). Normally the proceeds will be sent to the designated bank account the following business day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the applicable Trust for up to 7 days if the Distributor deems it appropriate under then current market conditions. Once authorization is on file with a Trust, such Trust will honor requests by any person identifying himself as the owner of an account or the owner's broker by telephone at 1-800-426-0107 or by written instructions. A Trust cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder's bank. Neither Trust currently charges for wire transfers. The shareholder is responsible for any charges imposed by the shareholder's bank. The minimum amount that may be wired is $2,500. Each Trust reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until such shares have been owned (i.e., paid for) for at least 15 days. Expedited wire transfer redemptions may be authorized by completing a form available from the Distributor. Wire redemptions may not be used to redeem shares in certificated form. To change the name of the single bank account designated to receive wire redemption proceeds, it is necessary to send a written request with signatures guaranteed to PIMCO Funds Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. See "How to Buy Shares--Signature Guarantee." This redemption option does not apply to shares held in broker "street name" accounts. Shareholders whose shares are held in broker "street name" accounts must redeem through their broker.

Certificated Shares

         To redeem shares for which certificates have been issued, the certificates must be mailed to or deposited with the applicable Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under "How to Buy Shares--Signature Guarantee." Further documentation may be requested from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians ("institutional account owners"). The redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Automatic Withdrawal Plan

         An investor who owns or buys shares of a Fund having a net asset value of $10,000 or more may open an Automatic Withdrawal Plan and have a designated sum of money (not less than $100 per Fund) paid monthly (or quarterly) to the investor or another person. Such a plan may be established by completing the appropriate section of the account application or by obtaining an Automatic Withdrawal Plan application from the Distributor or your broker. If an Automatic Withdrawal Plan is set up after the account is established providing for payment to a person other than the record shareholder or to an address other than the address of record, a signature guarantee is required. See "How to Buy Shares--Signature Guarantee." Class A, Class B and Class C shares of any Fund are deposited in a plan account and all distributions are reinvested in additional shares of the particular class of the Fund at net asset value. Shares in a plan account are then redeemed at net asset value (less any applicable
CDSC) to make each withdrawal payment. Any applicable CDSC may be waived for certain redemptions under an Automatic Withdrawal Plan. See "Alternative Purchase Arrangements--Waiver of Contingent Deferred Sales Charges."

         Redemptions for the purpose of withdrawals are ordinarily made on the business day preceding the day of payment at that day's closing net asset value and checks are mailed on the day of payment selected by the shareholder. The Transfer Agent may accelerate the redemption and check mailing date by one day to avoid weekend delays. Payment will be made to any person the investor designates; however, if the shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to the designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with an Automatic Withdrawal Plan may result in a gain or loss for tax purposes. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of an Automatic Withdrawal Plan concurrently with purchases of additional shares of the Fund would be disadvantageous to the investor because of the CDSC that may become payable on such withdrawals in the case of Class A, Class B or Class C shares and because of the initial sales charge in the case of Class A shares. For this reason, the minimum investment accepted for a Fund while an Automatic Withdrawal Plan is in effect for that Fund is $1,000, and an investor may not maintain a plan for the accumulation of shares of the Fund (other than through reinvestment of distributions) and an Automatic Withdrawal Plan at the same time. The Trust or the Distributor may terminate or change the terms of the Automatic Withdrawal Plan at any time.

         Because the Automatic Withdrawal Plan may involve invasion of capital, investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The Trust and the Distributor make no recommendations or representations in this regard.

Redemptions In Kind

         Each Trust agrees to redeem shares of its Funds solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, each Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.


PIMCO Funds

PIMCO Funds Distributors LLC
2187 Atlantic Street
Stamford, CT  06902-6896
1-800-426-0107

                      PIMCO FUNDS:  MULTI-MANAGER SERIES

                          Supplement Dated [  ], 2000
                                    to the
             Statement of Additional Information Dated November 1, 2000

                            Disclosure relating to:

          Nine new series of the Trust:

               Healthcare Innovation Fund
               Internet Innovation Fund
               Small-Cap Technology Fund
               Telecom Innovation Fund
               Electronics Innovation Fund
               PIMCO/Allianz New Asia Fund
               PIMCO/Allianz Europe Growth Fund
               PIMCO/Allianz Select World Fund
               PIMCO/Allianz Emerging Markets Fund
               Cadence Capital Appreciation
               Cadence Mid-Cap Growth

--------------------------------------------------------------------------------

Note: This document supplements the PIMCO Funds: Multi-Manager Series (the "Trust") Statement of Additional Information dated November 1, 2000 (the "Statement of Additional Information").
--------------------------------------------------------------------------------

1.   Date of the Statement of Additional Information.

     The date of the Statement of Additional Information is hereby amended to [ ].

2.   Eleven New Series of the Trust

     The Trust intends to offer Class A, Class B, Class C, Class D, Institutional Class and Administrative Class shares of nine new series:
Healthcare Innovation Fund, Internet Innovation Fund, Small-Cap Technology Fund, Telecom Innovation Fund, Electronics Innovation Fund, PIMCO/Allianz New Asia Fund, PIMCO/Allianz Europe Growth Fund, PIMCO/Allianz Select World Fund and PIMCO/Allianz Emerging Markets Fund. The Trust intends to offer Institutional and Administrative Class shares ONLY of the Cadence Capital Appreciation and Cadence Mid-Cap Growth Funds. Each of these eleven series is a "Fund", and collectively, the "Funds". The Healthcare Innovation, Internet Innovation, Small-Cap Technology, Telecom Innovation and Electronics Innovation Funds are sometimes referred to collectively as the "New Technology Funds." The PIMCO/Allianz New Asia, Europe Growth, Select World and Emerging Markets Funds are sometimes referred to collectively as the "New International Funds." The Cadence Capital Appreciation and Cadence Mid-Cap Growth Funds are sometimes referred to collectively as the "Cadence Funds."

3.   Investment Objectives and Policies.

     In addition to the principal investment strategies and the principal risks of the Funds described in the Prospectuses, each Fund may employ other investment practices and may be subject to additional risks.

     The Healthcare Innovation, Internet Innovation, Small-Cap Technology, Telecom Innovation and Electronics Innovation Funds may invest in the same securities and other instruments and use the same investment techniques as the Innovation Fund. Such securities, instruments and investment techniques are described under "Investment Objectives and Policies" in the Trust's Statement of Additional Information.

     The PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth, PIMCO/Allianz Select World and PIMCO/Allianz Emerging Markets Funds may invest in the same securities and other instruments and use the same investment techniques as the Select International Fund. Such securities, instruments and investment techniques are described under "Investment Objectives and Policies" in the Trust's Statement of Additional Information.

     The Cadence Capital Appreciation and Cadence Mid-Cap Growth Funds may invest in the same securities and other instruments and use the same investment techniques as the Capital Appreciation and Mid-Cap Funds, respectively. Such securities, instruments and investment techniques are described under "Investment Objectives and Policies" in the Trust's Statement of Additional Information.

4.   Investment Restrictions.

     Fundamental Policies
     --------------------

     The investment restrictions set forth below are fundamental policies of each New Technology Funds and New International Funds and may not be changed with respect to any such Fund without shareholder approval by vote of a majority of the outstanding voting securities of that Fund. Under these restrictions:

     (1)  each Fund may borrow money to the maximum extent permitted by law,
          ----
including without limitation (i) borrowing from banks or entering into reverse repurchase agreements, or employing similar investment techniques, and pledging its assets in connection therewith, if immediately after each borrowing and continuing thereafter, there is asset coverage of 300%, and (ii) entering into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts;

     (2)  none of the Funds may pledge, hypothecate, mortgage or otherwise
          ----
encumber its assets in excess of 10% of such Fund's total assets (taken at cost) and then only to secure borrowings permitted by Restriction (a) above. (The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be pledges or other encumbrances.) (For the purpose of this restriction, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security.);

     (3)  none of the Funds may underwrite securities issued by other persons
          ----
except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;

     (4)  none of the Funds may purchase or sell real estate, although it may
          ----
purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate;

     (5)  none of the Funds may acquire more than 10% of the voting securities
          ----
of any issuer, both with respect to any such Fund and to the Funds to which this policy relates, in the aggregate;

     (6)  none of the Funds may concentrate more than 25% of the value of its
          ----
total assets in any one industry, except that the Healthcare Innovation, Internet Innovation, Small-Cap Technology, Telecom Innovation and Electronics Innovation Funds will each concentrate more than 25% of its assets in companies in the health care, internet, technology, telecommunications and electronics industries, respectively;

     (7)  none of the Funds may purchase or sell commodities or commodity
          ----
contracts except that the Funds may purchase and sell financial futures contracts and related options;

     (8)  none of the Funds may make loans, except by purchase of debt
          ----
obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities with respect to not more than 25% of its total assets; and

    (9)   none of the Funds may issue senior securities, except insofar as such
          ----
Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies, and except that for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security.

     Notwithstanding the provisions of fundamental investment restrictions (1) and (9) above, each of the Funds may borrow money for temporary administrative purposes. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of a Fund, such excess shall be subject to the 300% asset coverage requirements set forth above.

     Non-Fundamental Policies
     ------------------------

     The non-fundamental investment restrictions of the Funds are set out in the Trust's Statement of Additional Information under "Non-Fundamental Investment Restrictions". In addition, the investment objective of each of the Funds is non-Fundamental and may be changed by the Board of Trustees of the Trust without shareholder approval.

5.   Management of the Trust.

     The disclosure under the subheadings "Trustee", "Officers", "Trustees' Compensation", "Investment Adviser", and "Fund Administrator" under "Management of the Trust" in the Statement of Additional Information applies to the Funds.


     The disclosure under the subheading "Portfolio Management Agreements" is amended to add the following:

          PIMCO/Allianz International Advisors LLC ("PAIA"), a wholly-owned subsidiary of PIMCO Advisors, acts as the Sub-Adviser and provides investment advisory services to the PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth, PIMCO/Allianz Select World and PIMCO/Allianz Emerging Markets Funds. Cadence Capital Management ("Cadence") serves as Sub-Adviser to the Cadence Capital Appreciation and Cadence Mid-Cap Growth Funds. Information about PAIA and Cadence is set forth in the statement of Additional Information under the Caption "Management of the Trust."

     The Advisory Fees and Administrative Fees payable by the Funds are set forth in each Fund's Prospectus.

6. Distribution of Trust Shares, Portfolio Transactions and Brokerage, Net Asset Value, Taxation and Other Information.

     The Sections "Distribution of Trust Shares," "Portfolio Transactions and Brokerage," "Net Asset Value," "Taxation" and "Other Information" in the Statement of Additional Information apply to the Funds.

PART C.  OTHER INFORMATION


Item 23.  Exhibits.

          The letter of each exhibit relates to the exhibit designation in Form N-1A:

          (a) Form of Second Amendment and Restated Agreement and Declaration of Trust (2)

          (b)  (1)  Form of Amended and Restated Bylaws (19).

          (c) (1) Article III (Shares) and Article V (Shareholders' Voting Powers and Meetings) of the Second Amended and Restated Agreement and Declaration of Trust (2)

               (2) Article 9 (Issuance of Shares Certificates) and Article 11 (Shareholders' Voting Powers and Meetings) of the Amended and Restated Bylaws (19).

          (d)  (1)   (i)  Form of Amended and Restated Investment Advisory
                          Agreement effective as of May 5, 2000 (19).

                    (ii) Form of Investment Advisory Agreement for PIMCO Select Growth Fund for the period from March 31, 2000 to May 5, 2000 (19).

                   (iii) Form of Investment Advisory Agreement for PIMCO Global Innovation Fund for the period from April 3, 2000 to May 5, 2000 (19).

                    (iv) Form of Addendum to Investment Advisory Agreement to add the Cadence Capital Appreciation and Cadence Mid-Cap Growth Funds, to be filed by amendment (19).

                     (v) Form of Addendum to Investment Advisory Agreement to decrease the advisory fee rate with respect to PIMCO Growth & Income Fund (f/k/a PIMCO Mid-Cap Equity Fund) and to add the PIMCO Healthcare Innovation, PIMCO Internet Innovation, PIMCO Small-Cap Technology, PIMCO Telecom Innovation, PIMCO Electronics Innovation, PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth, PIMCO/Allianz Select World and PIMCO/Allianz Emerging Markets Funds (19).

                 (2) (i) Form of Portfolio Management Agreement with NFJ Investment Group (19).

                    (ii) Form of Portfolio Management Agreement with Cadence Capital Management (19).

                   (iii) Form of Portfolio Management Agreement with Parametric Portfolio Associates (19).

                         (iv) Form of Portfolio Management Agreement with Blairlogie Capital Management (19).

                         (v) Form of Portfolio Management Agreement with the Sub-Adviser to the PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth, PIMCO/Allianz Select World and PIMCO/Allianz Emerging Markets Funds, filed herewith.

              (e)  (1)  Form of Distribution Contract (19).

                   (2) Form of Supplement to Distribution Contract to add PIMCO Global Innovation Fund for the period from April 3, 2000 to May 5, 2000 (19).

                   (3) Form of Supplement to Distribution Contract to add the Cadence Capital Appreciation and Cadence Mid-Cap Growth Funds, to be filed by amendment (19).

                   (4) Form of Supplement to Distribution Contract to add the PIMCO Growth & Income, PIMCO Healthcare Innovation, PIMCO Internet Innovation, PIMCO Small-Cap Technology, PIMCO Telecom Innovation, PIMCO Electronics Innovation, PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth, PIMCO/Allianz Select World and PIMCO/Allianz Emerging Markets Funds (19).

              (f)       Not Applicable.

              (g)  (1)  Form of Custody and Investment Accounting Agreement
                        dated January 1, 2000 with State Street Bank & Trust Company (19).

              (h)  (1)  Form of Amended and Restated Administration Agreement
                        between the Trust and PIMCO Advisors L.P. (19).

                   (2) Form of Administration Agreement between PIMCO Advisors L.P. and Pacific Investment Management Company (4)

                   (3) Form of Amendment to Administration Agreement (to include Class D shares) between PIMCO Advisors L.P. and Pacific Investment Management Company (11)

                   (4)  Form of Agency Agreement and Addenda (1)

                   (5)  Form of Addendum to Agency Agreement (4)

                   (6)  Form of Assignment of Agency Agreement (4)

                   (7)  Form of Addendum to Agency Agreement (6)

                   (8) (i) Form of Transfer Agency and Services Agreement with
                            National Financial Data Services, to be filed by amendment.

                      (ii) Form of Transfer Agency and Services Agreement with
                            First Data Investor Services Group, Inc. dated November 9, 1998, as amended July 20, 1999 (19).

                    (9) Form of Service Plan for Institutional Services Shares
                        (6)

                   (10) Form of Administrative Services Plan for Administrative
                        Class Shares (4)

              (i)       Opinion and Consent of Counsel (6)

              (j)  (1)  Consents of PricewaterhouseCoopers LLP, filed herewith
                        (16)


                        (i)  Letter dated October 26, 1999 from
                             PricewaterhouseCooopers LLP to the Securities and Exchange Commission. (14)


                   (2)  Consent and Opinion of Coopers & Lybrand LLP (6)

              (k)       Not Applicable

              (l)       Initial Capital Agreement (6)

              (m)  (1)  Form of Distribution and Servicing Plan (Class A) (4)

                   (2)  Form of Distribution and Servicing Plan (Class B) (4)

                   (3)  Form of Distribution and Servicing Plan (Class C) (4)

                   (4) Form of Distribution Plan for Administrative Class Shares (4)

                   (5) Form of Distribution Plan for Class D Shares included as part of the Form of Amended and Restated Administration Agreement included in Exhibit 9(b)

              (n)  (a)  Financial Data Schedules for the period ended
                        6/30/98 (11)

                   (b)  Financial Data Schedules for the period ended
                        12/31/98 (12)

              (o)       Form of Amended and Restated Multi-Class Plan (7)

              (p)  (1)  Code of Ethics of the Registrant (19)

                   (2) Code of Ethics of PIMCO Advisors L.P., Cadence Capital Management, NFJ Investment Group and Parametric Portfolio Associates (19)

                   (3)  Code of Ethics of Blairlogie Capital Management (19)

                   (4)  Code of Ethics of PIMCO Funds Distributors LLC (19)

              (q)  (1)  Powers of Attorney and Certificate of Secretary (1)

                   (2) Power of Attorney for E. Philip Cannon, Donald P. Carter, Gary A. Childress, William D. Cvengros, John P. Hardaway, Joel Segall, W. Bryant Stooks, Gerald M. Thorne, Richard L. Nelson, Lyman W. Porter and Alan Richards (5)

                   (3)  Power of Attorney for Kenneth M. Poovey (16)


--------------------
1 Included in Post-Effective Amendment No. 22 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on July 1, 1996.

2 Included in Definitive Proxy Statement of the Trust (File No. 811-06161), as filed on November 7, 1996.

3 Included in Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A of PIMCO Advisors Funds (File No. 2-87203), as filed on November 30, 1995.

4 Included in Post-Effective Amendment No. 25 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on January 13, 1997.

5 Included in Post-Effective Amendment No. 27 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on October 10, 1997.

6 Included in Post-Effective Amendment No.28 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on October 31, 1997.

7 Included in Post-Effective Amendment No. 30 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on March 13, 1998.

8 Included in Post-Effective Amendment No. 32 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on April 21, 1998.

9 Included in Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on June 30, 1998.

10. Included in Post-Effective Amendment No. 34 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on July 2, 1998.

11. Included in Post-Effective Amendment No. 36 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on October 30, 1998.

12. Included in Post-Effective Amendment No. 38 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on March 31, 1999.

13. Included in Post-Effective Amendment No. 39 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on May 25, 1999.

14. Included in Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on October 29, 1999.

15. Included in Post-Effective Amendment No. 44 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on December 14, 1999.

16. Included in Post-Effective Amendment No. 46 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on March 27, 2000.

17. Included in Post-Effective Amendment No. 47 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on March 31, 2000.

18. Included in Post-Effective Amendment No. 50 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on August 4, 2000.

19. Included in Post-Effective Amendment No. 51 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on August 17, 2000.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

          Not applicable.

Item 25.  Indemnification

     Reference is made to Article VIII, Section 1, of the Registrant's Second Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference herein.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Second Amended and Restated Agreement and Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisor and Portfolio Managers.

     Unless otherwise stated, the principal business address of each organization listed in 800 Newport Center Drive, Newport Beach, CA 92660.

                              PIMCO Advisors L.P.

Name                 Position with Advisor         Other Affiliations

Joachim Faber, Dr.   Chief Executive Officer       Member of the Board
                     and Member of the             of Allianz AG
                     Executive Committee

Udo Frank            Managing Director;            Managing Director and Chief
                     Chief Investment Officer      Investment Officer of Allianz
                     of U.S. Equity Division       Asset Advisory and Management
                     and Member of the             GmbH
                     Executive Committee

Robert M. Fitzgerald Executive Vice President      Chief Financial Officer and
                     and Chief                     Treasurer, PIMCO Funds
                     Financial Officer             Distributors LLC, Cadence
                                                   Capital Management, Inc., NFJ
                                                   Investment Group, NFJ
                                                   Management, Inc., Parametric
                                                   Portfolio Associates,
                                                   Parametric Management, Inc.,
                                                   Pacific Investment
                                                   Management Company LLC and
                                                   StocksPLUS Management, Inc.;
                                                   Chief Financial Officer,
                                                   Cadence Capital Management;
                                                   Executive Vice President
                                                   and Chief Financial Officer,
                                                   Value Advisors LLC; and Chief
                                                   Financial Officer PIMCO
                                                   Funds Advertising Agency.

Kenneth M. Poovey    Managing Director; Chief      Chief Executive Officer,
                     Executive Officer of U.S.     Value Advisors LLC,
                     Equity Division of PIMCO      Oppenheimer Capital; Trustee
                     Advisors and Member of        of the Trust.
                     the Executive committee

Marcus Reiss         Member of the                 To be provided.
                     Executive Committee

William S.           Member of the Executive       Chief Executive Officer and
Thompson, Jr.        Committee & Chief Executive   Managing Director, Pacific
                     Officer                       Investment Management Company
                                                   LLC; Member, President and
                                                   Chief Executive Officer,
                                                   PIMCO Partners LLC; Director
                                                   and President, StocksPlus
                                                   Management, Inc.; Vice
                                                   President, PIMCO Variable
                                                   Insurance Trust, PIMCO
                                                   Funds: Pacific Investment
                                                   Management Series and PIMCO
                                                   Commercial Mortgage
                                                   Securities Trust, Inc.

Stephen J. Treadway  Managing Director             Chairman, President, and
                                                   Chief Executive Officer,
                                                   PIMCO Funds Advertising
                                                   Agency, Inc., PIMCO Funds
                                                   Distributors LLC.

James G. Ward          Executive Vice President,   Executive Vice President,
                       Human Resources             Human Resources,
                                                   Value Advisors LLC.

Andrew Bocko           Director of                 None.
                       Information Technology

Vinh T. Nguyen         Controller                  Vice President and
                                                   Controller, Cadence Capital
                                                   Management, Inc., NFJ
                                                   Management, Inc., Parametric
                                                   Management, Inc., StocksPLUS
                                                   Management, Inc., PIMCO Funds
                                                   Advertising Agency, Inc.,
                                                   PIMCO Funds Distributors LLC,
                                                   and Value Advisors LLC;
                                                   Controller, Pacific
                                                   Investment Management
                                                   Company LLC.

Stewart A. Smith       Secretary                   Secretary, NFJ Investment
                                                   Group, Parametric Portfolio
                                                   Associates; Assistant
                                                   Secretary, Cadence Capital
                                                   Management.


                          Cadence Capital Management
                        Exchange Place, 53 State Street
                         Boston, Massachusetts  02109

Name                   Position with Portfolio     Other Affiliations
                       Manager

William B. Bannick     Managing Director and       Director and Managing
                       Executive Vice President    Director, Cadence Capital
                                                   Management, Inc.

David B. Breed         Managing Director and       Director, Managing Director
                                                   and Chief Executive Officer,
                                                   Cadence Capital Management,
                                                   Inc.

Katherine A. Burdon    Managing Director           None.

Bart J. O'Connor       Managing Director           None.

Michael J. Skillman    Managing Director           None.

Wayne A. Wicker        Managing Director           None.

Robert M. Fitzgerald   Chief Financial Officer     See PIMCO Advisors L.P.
                       and Assistant Treasurer

Barbara M. Green       Treasurer                   None.

Mary Ellen Melendez    Secretary                   None.

Stewart A. Smith       Assistant Secretary         See PIMCO Advisors L.P.


                             NFJ Investment Group
                         2121 San Jacinto, Suite 1440
                             Dallas, Texas  75201

Name                   Position with Portfolio     Other Affiliations
                       Manager

Benno J. Fischer       Managing Director           Director, Managing
                                                   Director, and Co-Chairman,
                                                   NFJ Management, Inc.

Robert M. Fitzgerald   Chief Financial Officer     See PIMCO Advisors L.P.
                       and Treasurer

John L. Johnson        Managing Director           Director, and Co-Chairman
                                                   Managing Director, NFJ
                                                   Management, Inc.

Jack C. Najork         Managing Director           Director, Managing
                                                   Director, Co-Chairman, NFJ
                                                   Management, Inc.

Stewart A. Smith       Secretary                   See PIMCO Advisors L.P.

Vinh T. Nguyen         Vice President and          See PIMCO Advisors L.P.
                       Controller

                        Parametric Portfolio Associates
                    7310 Columbia Center, 701 Fifth Avenue,
                        Seattle, Washington 98104-7090

Name                   Position with Portfolio Manager      Other Affiliations

William E. Cornelius   Managing Director                    Director, Managing
                                                            Chief Executive
                                                            Officer Parametric
                                                            Management, Inc.

David M. Stein         Managing Director                    Director and
                                                            Managing Director,
                                                            Parametric
                                                            Management, Inc.

Brian Langstraat       Managing Director                    None.

Robert M. Fitzgerald   Chief Financial Officer and          See PIMCO Advisors
                       Treasurer                            L.P.

Stewart A. Smith       Secretary                            See PIMCO Advisors
                                                            L.P.

Vinh T. Nguyen         Vice President and Controller        See PIMCO Advisors
                                                            L.P.

                    Blairlogie Capital Management, Limited
                         4th Floor, 125 Princes Street
                          Edinburgh EH2 4AD, Scotland

Name                   Position with Portfolio              Other Affiliations
                       Manager

Gavin R. Dobson        Chief Executive Officer              Director and Chief
                       and Managing Director                Executive Officer,
                                                            Blairlogie Holdings
                                                            Limited (U.K.).

James G. S. Smith      Chief Investment Officer             Director and Chief
                       and Managing Director                Investment Officer
                                                            Blairlogie Holdings
                                                            Limited (U.K.).

Item 27.   Principal Underwriters.


    (a) PIMCO Funds Distributors LLC (the "Distributor") serves as Distributor of shares for the Registrant and also of PIMCO Funds:
           Pacific Investment Management Series. The Distributor is a wholly owned subsidiary of PIMCO Advisors L.P., the Registrant's Adviser.


    (b)

                          Positions and               Positions
Name and Principal        Offices with                and Offices
Business Address*         Underwriter                 with Registrant

Erik M. Aarts             Vice President              None

James D. Bosch            Regional Vice President     None

Deborah P. Brennan        Vice President,             None
                          Compliance Officer

Timothy R. Clark          Executive Vice President    None

Lesley Cotton             Vice President              None

Kelly Crean               Regional Vice President     None

Paul DeNicolo             Regional Vice President     None

Jonathan P. Fessel        Regional Vice President     None

Robert M. Fitzgerald      Chief Financial Officer     None
                          and Treasurer

Michael J. Gallagher      Regional Vice President     None

Joseph Gengo              Regional Vice President     None

Ronald H. Gray            Regional Vice President     None

Dan Hally                 Regional Vice President     None

Ned Hammond               Regional Vice President     None

Charles Hano              Regional Vice President     None

Derek B. Hayes            Vice President              None

Christopher Horan         Regional Vice President     None

Kristina Hooper           Vice President              None

John B. Hussey            Regional Vice President     None

Brian Jacobs              Senior Vice President       None

Stephen R. Jobe           Senior Vice President       None

William E. Lynch          Senior Vice President       None

Stephen Maginn            Executive Vice President    None

Wayne Meyer               Regional Vice President     None

Andrew J. Meyers          Executive Vice President    None

George Murphy             Regional Vice President     None

Kerry A. Murphy           Vice President              None

Fiora N. Moyer            Regional Vice President     None

Philip J. Neugebauer      Senior Vice President       None

Vinh T. Nguyen            Vice President, Controller  None

Joffrey H. Pearlman       Regional Vice President     None

Glynne P. Pisapia         Regional Vice President     None

Francis C. Poli           Vice President,             None
                          Compliance Officer

J. Scott Rose             Regional Vice President     None

Anne Marie Russo          Vice President              None

Keith Schlingheyde        Regional Vice President     None

Newton B. Schott, Jr.     Executive Vice President,   Vice President and
                          Chief Administrative        Secretary
                          Officer, Chief Legal
                          Officer and Secretary

Elizabeth Ellsworth       Vice President              None

Eugene M. Smith Jr.       Vice President              None

Robert M. Smith           Regional Vice President     None

Zinovia Spezakis          Vice President              None

William H. Thomas, Jr.    Senior Vice President       None

Stephen J. Treadway       Chairman, President and     None
                          Chief Executive Officer

Paul H. Troyer            Senior Vice President       None

Theresa Vlachos           Vice President              None

Richard M. Weil           Assistant Secretary         None

Glen A. Zimmerman         Vice President              None

-----------------------
    Principal business address for all individuals listed is 2187 Atlantic Street, Stamford, CT 06902 or 800 Newport Center Drive, Newport Beach, CA 92660.

    (c) The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28.   Location of Accounts and Records.

    The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of State Street Bank & Trust Co., 21 West 10th Street, Kansas City, Missouri 64105, National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, Missouri 64105, and/or PFPC Inc., PO Box 9688, Providence,
Rhode Island 02940.

Item 29.   Management Services.

           Not Applicable.

Item 30.   Undertakings.

           Not Applicable.

                                    NOTICE
                                    ------

     A copy of the Agreement and Declaration of Trust of PIMCO Funds: Multi-Manager Series (the "Trust"), together with all amendments thereto, is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.


                                  SIGNATURES
                                  ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment 54 (the "Amendment") to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Stamford, and the State of Connecticut on the 1st day of November, 2000.

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                            By: /s/ Stephen J. Treadway
                                -----------------------
                                Stephen J. Treadway,
                                President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 54 has been signed below by the following persons in the capacities and on the dates indicated.

Name                       Capacity                     Date
----                       --------                     ----

/s/ Stephen J. Treadway    Trustee and President        November 1, 2000
-----------------------
Stephen J. Treadway

           *               Treasurer and Principal
-----------------------    Financial and Accounting
John P. Hardaway           Officer

           *               Trustee
-----------------------
Donald P. Carter

           *               Trustee
-----------------------
E. Philip Cannon

           *               Trustee
-----------------------
Gary A. Childress

           *               Trustee
-----------------------
Richard L. Nelson

           *               Trustee
-----------------------
Kenneth M. Poovey

           *               Trustee
-----------------------
Lyman W. Porter

           *               Trustee
-----------------------
Alan Richards

           *               Trustee
-----------------------
W. Bryant Stooks

           *               Trustee
-----------------------
Gerald M. Thorne

                           * By: /s/ Stephen J. Treadway
                                  -----------------------
                                  Stephen J. Treadway,
                                  Attorney-In-Fact

                            Date: November, 1, 2000

                                Exhibit Index

Exhibit No.                  Name
-----------                  ----
(j)(i)                       Consent of Pricewaterhouse LLP

(d)(2)(v) Form of Portfolio Management Agreement for PIMCO/Allianz Select International, Select World, Europe Growth, New Asia and Emerging Markets Funds.